UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.
Lincoln Financial Group
150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

LVIP JPMorgan Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$289,303,315
  # of Portfolio Holdings97
  Portfolio Turnover Rate24%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.9%
Money Market Funds	2.0%
Other	0.1%

Top 5 Industries (Equity)

Insurance	6.6%
Machinery	6.1%
Capital Markets	6.0%
Electronic Equipment, Instruments & Components	5.9%
Oil, Gas & Consumable Fuels	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.98%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$289,303,315
  # of Portfolio Holdings97
  Portfolio Turnover Rate24%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.9%
Money Market Funds	2.0%
Other	0.1%

Top 5 Industries (Equity)

Insurance	6.6%
Machinery	6.1%
Capital Markets	6.0%
Electronic Equipment, Instruments & Components	5.9%
Oil, Gas & Consumable Fuels	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$200,051,486
  # of Portfolio Holdings19
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$200,051,486
  # of Portfolio Holdings19
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$514,542,277
  # of Portfolio Holdings434
  Portfolio Turnover Rate24%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	93.8%
Money Market Funds	5.7%
Rights	0.0%
Other	0.5%

Top 5 Industries (Equity)

Capital Markets	5.7%
Insurance	5.6%
Machinery	5.2%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$514,542,277
  # of Portfolio Holdings434
  Portfolio Turnover Rate24%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	93.8%
Money Market Funds	5.7%
Rights	0.0%
Other	0.5%

Top 5 Industries (Equity)

Capital Markets	5.7%
Insurance	5.6%
Machinery	5.2%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Short Duration Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,075,997,743
  # of Portfolio Holdings248
  Portfolio Turnover Rate129%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	23.5%
Non-Agency Asset-Backed Securities	21.8%
U.S. Treasury Obligations	20.2%
Agency Mortgage-Backed Securities	13.9%
Agency Collateralized Mortgage Obligations	10.6%
Money Market Funds	7.9%
Short-Term Investments	2.8%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Collateralized Mortgage Obligations	0.7%
Agency Commercial Mortgage-Backed Securities	0.2%
Other	(3.3%)

Top 5 Industries (Fixed Income)

Banks	12.2%
Electric	2.4%
Diversified Financial Services	1.4%
Insurance	1.1%
Biotechnology	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	37.0%
AAA	18.7%
AA	8.6%
A	16.1%
BBB	9.2%
Not Rated	10.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Short Duration Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,075,997,743
  # of Portfolio Holdings248
  Portfolio Turnover Rate129%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	23.5%
Non-Agency Asset-Backed Securities	21.8%
U.S. Treasury Obligations	20.2%
Agency Mortgage-Backed Securities	13.9%
Agency Collateralized Mortgage Obligations	10.6%
Money Market Funds	7.9%
Short-Term Investments	2.8%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Collateralized Mortgage Obligations	0.7%
Agency Commercial Mortgage-Backed Securities	0.2%
Other	(3.3%)

Top 5 Industries (Fixed Income)

Banks	12.2%
Electric	2.4%
Diversified Financial Services	1.4%
Insurance	1.1%
Biotechnology	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	37.0%
AAA	18.7%
AA	8.6%
A	16.1%
BBB	9.2%
Not Rated	10.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$187,357,793
  # of Portfolio Holdings534
  Portfolio Turnover Rate60%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.0%
Money Market Funds	6.6%
Rights	0.0%
Other	(3.6%)

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	7.9%
Software	6.3%
Construction & Engineering	4.5%
Health Care Equipment & Supplies	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$187,357,793
  # of Portfolio Holdings534
  Portfolio Turnover Rate60%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.0%
Money Market Funds	6.6%
Rights	0.0%
Other	(3.6%)

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	7.9%
Software	6.3%
Construction & Engineering	4.5%
Health Care Equipment & Supplies	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$322,981,279
  # of Portfolio Holdings54
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Money Market Funds	1.3%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.0%
Software	12.4%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	5.8%
Broadline Retail	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$322,981,279
  # of Portfolio Holdings54
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Money Market Funds	1.3%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.0%
Software	12.4%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	5.8%
Broadline Retail	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$252,810,542
  # of Portfolio Holdings45
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Money Market Funds	1.1%
Other	0.2%

Top 5 Industries (Equity)

Interactive Media & Services	16.4%
Broadline Retail	14.2%
Software	11.1%
Financial Services	7.7%
Entertainment	6.7%

Top 5 Countries (Equity)

United States	58.7%
Uruguay	7.6%
China	7.0%
Switzerland	5.9%
Netherlands	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.12%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$252,810,542
  # of Portfolio Holdings45
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Money Market Funds	1.1%
Other	0.2%

Top 5 Industries (Equity)

Interactive Media & Services	16.4%
Broadline Retail	14.2%
Software	11.1%
Financial Services	7.7%
Entertainment	6.7%

Top 5 Countries (Equity)

United States	58.7%
Uruguay	7.6%
China	7.0%
Switzerland	5.9%
Netherlands	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$6,333,202,317
  # of Portfolio Holdings639
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	33.0%
Agency Mortgage-Backed Securities	29.5%
U.S. Treasury Obligations	16.0%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.9%
Short-Term Investments	2.8%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.8%
Loan Agreements	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(0.5%)

Top 5 Industries (Fixed Income)

Banks	10.5%
Electric	3.2%
Pipelines	2.3%
Diversified Financial Services	2.1%
Telecommunications	1.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.1%
AAA	13.8%
AA	5.3%
A	12.9%
BBB	16.6%
BB	2.5%
B	1.0%
Not Rated	0.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$6,333,202,317
  # of Portfolio Holdings639
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	33.0%
Agency Mortgage-Backed Securities	29.5%
U.S. Treasury Obligations	16.0%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.9%
Short-Term Investments	2.8%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.8%
Loan Agreements	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(0.5%)

Top 5 Industries (Fixed Income)

Banks	10.5%
Electric	3.2%
Pipelines	2.3%
Diversified Financial Services	2.1%
Telecommunications	1.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.1%
AAA	13.8%
AA	5.3%
A	12.9%
BBB	16.6%
BB	2.5%
B	1.0%
Not Rated	0.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Floating Rate Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$766,650,056
  # of Portfolio Holdings360
  Portfolio Turnover Rate66%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	25.0%
Corporate Bonds	18.9%
Non-Agency Asset-Backed Securities	12.5%
Supranational Banks	8.6%
Loan Agreements	8.1%
Non-Agency Commercial Mortgage-Backed Securities	7.7%
Agency Mortgage-Backed Securities	7.2%
Sovereign Bonds	3.2%
Regional Bonds	2.8%
Agency Collateralized Mortgage Obligations	2.0%
Other	4.0%

Top 5 Industries (Fixed Income)

Banks	7.3%
Diversified Financial Services	1.6%
Telecommunications	1.1%
Electric	0.9%
Pipelines	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	35.2%
AAA	30.2%
AA	6.0%
A	7.4%
BBB	12.9%
BB	4.6%
B	2.4%
Not Rated	1.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Floating Rate Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$766,650,056
  # of Portfolio Holdings360
  Portfolio Turnover Rate66%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	25.0%
Corporate Bonds	18.9%
Non-Agency Asset-Backed Securities	12.5%
Supranational Banks	8.6%
Loan Agreements	8.1%
Non-Agency Commercial Mortgage-Backed Securities	7.7%
Agency Mortgage-Backed Securities	7.2%
Sovereign Bonds	3.2%
Regional Bonds	2.8%
Agency Collateralized Mortgage Obligations	2.0%
Other	4.0%

Top 5 Industries (Fixed Income)

Banks	7.3%
Diversified Financial Services	1.6%
Telecommunications	1.1%
Electric	0.9%
Pipelines	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	35.2%
AAA	30.2%
AA	6.0%
A	7.4%
BBB	12.9%
BB	4.6%
B	2.4%
Not Rated	1.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie High Yield Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$157,950,658
  # of Portfolio Holdings262
  Portfolio Turnover Rate22%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	84.8%
Loan Agreements	7.2%
Non-Agency Asset-Backed Securities	4.8%
Money Market Funds	2.6%
Other	0.6%

Top 5 Industries (Fixed Income)

Media	7.6%
Oil & Gas	5.6%
Commercial Services	5.1%
Telecommunications	5.0%
Retail	4.3%

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	7.2%
BB	60.6%
B	22.5%
CCC	6.9%
Not Rated	2.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie High Yield Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$157,950,658
  # of Portfolio Holdings262
  Portfolio Turnover Rate22%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	84.8%
Loan Agreements	7.2%
Non-Agency Asset-Backed Securities	4.8%
Money Market Funds	2.6%
Other	0.6%

Top 5 Industries (Fixed Income)

Media	7.6%
Oil & Gas	5.6%
Commercial Services	5.1%
Telecommunications	5.0%
Retail	4.3%

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	7.2%
BB	60.6%
B	22.5%
CCC	6.9%
Not Rated	2.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.43%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$957,909,591
  # of Portfolio Holdings97
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.2%
Short-Term Investments	2.8%
Money Market Funds	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.2%
Machinery	4.9%
Electric Utilities	4.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$957,909,591
  # of Portfolio Holdings97
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.2%
Short-Term Investments	2.8%
Money Market Funds	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.2%
Machinery	4.9%
Electric Utilities	4.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie SMID Cap Core Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$649,452,613
  # of Portfolio Holdings124
  Portfolio Turnover Rate13%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.5%
Money Market Funds	2.5%
Other	0.0%

Top 5 Industries (Equity)

Banks	10.2%
Software	7.9%
Biotechnology	6.0%
Machinery	5.3%
Insurance	4.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie SMID Cap Core Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$649,452,613
  # of Portfolio Holdings124
  Portfolio Turnover Rate13%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.5%
Money Market Funds	2.5%
Other	0.0%

Top 5 Industries (Equity)

Banks	10.2%
Software	7.9%
Biotechnology	6.0%
Machinery	5.3%
Insurance	4.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Social Awareness Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$814,347,939
  # of Portfolio Holdings91
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Funds	1.1%
Other	0.0%

Top 5 Industries (Equity)

Software	15.0%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	7.0%
Banks	5.9%
Technology Hardware, Storage & Peripherals	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Social Awareness Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$814,347,939
  # of Portfolio Holdings91
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Funds	1.1%
Other	0.0%

Top 5 Industries (Equity)

Software	15.0%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	7.0%
Banks	5.9%
Technology Hardware, Storage & Peripherals	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$479,010,313
  # of Portfolio Holdings64
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Money Market Funds	1.3%
Other	0.2%

Top 5 Industries (Equity)

Software	19.5%
Semiconductors & Semiconductor Equipment	17.9%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	8.0%
Hotels, Restaurants & Leisure	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$479,010,313
  # of Portfolio Holdings64
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Money Market Funds	1.3%
Other	0.2%

Top 5 Industries (Equity)

Software	19.5%
Semiconductors & Semiconductor Equipment	17.9%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	8.0%
Hotels, Restaurants & Leisure	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. REIT Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.83%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$346,186,219
  # of Portfolio Holdings64
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Money Market Funds	1.5%
Other	0.5%

Top 5 Industries (Equity)

REIT Diversified	21.7%
REIT Apartments	15.1%
REIT Health Care	14.1%
REIT Storage	10.5%
REIT Warehouse/Industry	9.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. REIT Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.13%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$346,186,219
  # of Portfolio Holdings64
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Money Market Funds	1.5%
Other	0.5%

Top 5 Industries (Equity)

REIT Diversified	21.7%
REIT Apartments	15.1%
REIT Health Care	14.1%
REIT Storage	10.5%
REIT Warehouse/Industry	9.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Wealth Builder Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$120,948,257
  # of Portfolio Holdings538
  Portfolio Turnover Rate35%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	50.8%
Corporate Bonds	17.0%
Agency Mortgage-Backed Securities	13.6%
U.S. Treasury Obligations	7.2%
Non-Agency Asset-Backed Securities	3.2%
Short-Term Investments	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.1%
Agency Collateralized Mortgage Obligations	0.9%
Exchange-Traded Funds	0.8%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Wealth Builder Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$120,948,257
  # of Portfolio Holdings538
  Portfolio Turnover Rate35%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	50.8%
Corporate Bonds	17.0%
Agency Mortgage-Backed Securities	13.6%
U.S. Treasury Obligations	7.2%
Non-Agency Asset-Backed Securities	3.2%
Short-Term Investments	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.1%
Agency Collateralized Mortgage Obligations	0.9%
Exchange-Traded Funds	0.8%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.19%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$576,946,926
  # of Portfolio Holdings13
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.3%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$576,946,926
  # of Portfolio Holdings13
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.3%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,440,644,762
  # of Portfolio Holdings86
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Agency Obligations	1.4%
Money Market Funds	0.0%
Other	0.4%

Top 5 Industries (Equity)

Chemicals	8.1%
Pharmaceuticals	7.9%
Hotels, Restaurants & Leisure	7.9%
Software	6.9%
Beverages	4.6%

Top 5 Countries (Equity)

France	15.4%
Japan	11.5%
Germany	10.5%
United Kingdom	9.6%
Switzerland	8.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.05%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,440,644,762
  # of Portfolio Holdings86
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Agency Obligations	1.4%
Money Market Funds	0.0%
Other	0.4%

Top 5 Industries (Equity)

Chemicals	8.1%
Pharmaceuticals	7.9%
Hotels, Restaurants & Leisure	7.9%
Software	6.9%
Beverages	4.6%

Top 5 Countries (Equity)

France	15.4%
Japan	11.5%
Germany	10.5%
United Kingdom	9.6%
Switzerland	8.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,123,079,196
  # of Portfolio Holdings72
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.6%
Short-Term Investments	1.3%
Money Market Funds	0.0%
Other	0.1%

Top 5 Industries (Equity)

Insurance	11.8%
Banks	9.4%
Aerospace & Defense	7.9%
Capital Markets	7.7%
Health Care Providers & Services	7.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,123,079,196
  # of Portfolio Holdings72
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.6%
Short-Term Investments	1.3%
Money Market Funds	0.0%
Other	0.1%

Top 5 Industries (Equity)

Insurance	11.8%
Banks	9.4%
Aerospace & Defense	7.9%
Capital Markets	7.7%
Health Care Providers & Services	7.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$407,926,268
  # of Portfolio Holdings104
  Portfolio Turnover Rate13%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Sovereign Bonds	61.1%
U.S. Treasury Obligations	31.9%
Supranational Banks	4.5%
Corporate Bonds	0.9%
Money Market Funds	0.9%
Other	0.7%

Top 5 Countries (Fixed Income)

United States	31.9%
United Kingdom	7.6%
New Zealand	6.2%
Japan	5.3%
France	4.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	32.4%
AAA	21.9%
AA	15.5%
A	7.5%
BBB	5.4%
Not Rated	17.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.91%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$407,926,268
  # of Portfolio Holdings104
  Portfolio Turnover Rate13%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Sovereign Bonds	61.1%
U.S. Treasury Obligations	31.9%
Supranational Banks	4.5%
Corporate Bonds	0.9%
Money Market Funds	0.9%
Other	0.7%

Top 5 Countries (Fixed Income)

United States	31.9%
United Kingdom	7.6%
New Zealand	6.2%
Japan	5.3%
France	4.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	32.4%
AAA	21.9%
AA	15.5%
A	7.5%
BBB	5.4%
Not Rated	17.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,117,810,477
  # of Portfolio Holdings50
  Portfolio Turnover Rate16%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.3%
Other	0.6%

Top 5 Industries (Equity)

Banks	9.8%
Pharmaceuticals	8.5%
Electric Utilities	6.9%
Insurance	6.3%
Machinery	5.5%

Top 5 Countries (Equity)

Japan	24.9%
United Kingdom	22.5%
France	14.7%
Germany	9.7%
Italy	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.00%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,117,810,477
  # of Portfolio Holdings50
  Portfolio Turnover Rate16%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.3%
Other	0.6%

Top 5 Industries (Equity)

Banks	9.8%
Pharmaceuticals	8.5%
Electric Utilities	6.9%
Insurance	6.3%
Machinery	5.5%

Top 5 Countries (Equity)

Japan	24.9%
United Kingdom	22.5%
France	14.7%
Germany	9.7%
Italy	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$97,854,446
  # of Portfolio Holdings15
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	58.1%
Equity Funds	38.4%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$97,854,446
  # of Portfolio Holdings15
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	58.1%
Equity Funds	38.4%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.69%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$875,096,189
  # of Portfolio Holdings453
  Portfolio Turnover Rate107%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	36.2%
Non-Agency Asset-Backed Securities	27.5%
Agency Collateralized Mortgage Obligations	17.8%
Agency Mortgage-Backed Securities	14.4%
Non-Agency Commercial Mortgage-Backed Securities	4.0%
Short-Term Investments	3.0%
Non-Agency Collateralized Mortgage Obligations	2.8%
Sovereign Bonds	2.1%
Municipal Bonds	1.8%
U.S. Treasury Obligations	1.4%
Other	(11.0%)

Top 5 Industries (Fixed Income)

Banks	13.7%
Electric	3.7%
Auto Manufacturers	2.7%
Insurance	2.2%
Pharmaceuticals	1.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	15.2%
AAA	32.5%
AA	3.6%
A	16.7%
BBB	12.9%
BB	1.5%
Not Rated	17.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$875,096,189
  # of Portfolio Holdings453
  Portfolio Turnover Rate107%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	36.2%
Non-Agency Asset-Backed Securities	27.5%
Agency Collateralized Mortgage Obligations	17.8%
Agency Mortgage-Backed Securities	14.4%
Non-Agency Commercial Mortgage-Backed Securities	4.0%
Short-Term Investments	3.0%
Non-Agency Collateralized Mortgage Obligations	2.8%
Sovereign Bonds	2.1%
Municipal Bonds	1.8%
U.S. Treasury Obligations	1.4%
Other	(11.0%)

Top 5 Industries (Fixed Income)

Banks	13.7%
Electric	3.7%
Auto Manufacturers	2.7%
Insurance	2.2%
Pharmaceuticals	1.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	15.2%
AAA	32.5%
AA	3.6%
A	16.7%
BBB	12.9%
BB	1.5%
Not Rated	17.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.20%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$145,796,586
  # of Portfolio Holdings8
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$145,796,586
  # of Portfolio Holdings8
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$661,670,399
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.7%
Equity Funds	34.2%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$661,670,399
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.7%
Equity Funds	34.2%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$648,778,690
  # of Portfolio Holdings8
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$648,778,690
  # of Portfolio Holdings8
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$135,187,588
  # of Portfolio Holdings6
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$135,187,588
  # of Portfolio Holdings6
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$704,711,450
  # of Portfolio Holdings6
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.2%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$704,711,450
  # of Portfolio Holdings6
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.2%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$468,361,573
  # of Portfolio Holdings6
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$468,361,573
  # of Portfolio Holdings6
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,559,073,189
  # of Portfolio Holdings5,495
  Portfolio Turnover Rate20%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	44.9%
Agency Mortgage-Backed Securities	24.4%
Corporate Bonds	24.1%
Money Market Funds	1.9%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Municipal Bonds	0.4%
Other	(0.4%)

Top 5 Industries (Fixed Income)

Banks	5.5%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Pipelines	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.3%
AAA	3.2%
AA	4.4%
A	11.1%
BBB	9.9%
BB	0.0%
Not Rated	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,559,073,189
  # of Portfolio Holdings5,495
  Portfolio Turnover Rate20%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	44.9%
Agency Mortgage-Backed Securities	24.4%
Corporate Bonds	24.1%
Money Market Funds	1.9%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Municipal Bonds	0.4%
Other	(0.4%)

Top 5 Industries (Fixed Income)

Banks	5.5%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Pipelines	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.3%
AAA	3.2%
AA	4.4%
A	11.1%
BBB	9.9%
BB	0.0%
Not Rated	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$250,317,532
  # of Portfolio Holdings1,151
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.3%
Money Market Funds	3.8%
Preferred Stocks	1.6%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Banks	16.9%
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.8%

Top 5 Countries (Equity)

China	23.7%
Taiwan	18.6%
India	17.8%
Republic Of Korea	10.5%
Brazil	4.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$250,317,532
  # of Portfolio Holdings1,151
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.3%
Money Market Funds	3.8%
Preferred Stocks	1.6%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Banks	16.9%
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.8%

Top 5 Countries (Equity)

China	23.7%
Taiwan	18.6%
India	17.8%
Republic Of Korea	10.5%
Brazil	4.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$599,681,764
  # of Portfolio Holdings35
  Portfolio Turnover Rate60%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.8%
Fixed Income Funds	37.8%
International Equity Funds	17.2%
Money Market Funds	6.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$599,681,764
  # of Portfolio Holdings35
  Portfolio Turnover Rate60%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.8%
Fixed Income Funds	37.8%
International Equity Funds	17.2%
Money Market Funds	6.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,486,572,225
  # of Portfolio Holdings701
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Money Market Funds	0.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.7%

Top 5 Industries (Equity)

Banks	13.2%
Pharmaceuticals	7.8%
Insurance	5.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.3%

Top 5 Countries (Equity)

Japan	21.2%
United Kingdom	13.7%
France	10.7%
Germany	10.2%
Switzerland	9.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,486,572,225
  # of Portfolio Holdings701
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Money Market Funds	0.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.7%

Top 5 Industries (Equity)

Banks	13.2%
Pharmaceuticals	7.8%
Insurance	5.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.3%

Top 5 Countries (Equity)

Japan	21.2%
United Kingdom	13.7%
France	10.7%
Germany	10.2%
Switzerland	9.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$279,560,626
  # of Portfolio Holdings10
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.3%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$279,560,626
  # of Portfolio Holdings10
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.3%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$882,412,711
  # of Portfolio Holdings3
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.1%
Money Market Funds	3.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$882,412,711
  # of Portfolio Holdings3
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.1%
Money Market Funds	3.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.35%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$921,805,969
  # of Portfolio Holdings403
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Funds	1.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	6.6%
Machinery	5.2%
Insurance	4.5%
Capital Markets	3.8%
Specialty Retail	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$921,805,969
  # of Portfolio Holdings403
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Funds	1.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	6.6%
Machinery	5.2%
Insurance	4.5%
Capital Markets	3.8%
Specialty Retail	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq-100 Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$135,780,059
  # of Portfolio Holdings103
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.6%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	23.7%
Software	18.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	6.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq-100 Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$135,780,059
  # of Portfolio Holdings103
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.6%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	23.7%
Software	18.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	6.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.23%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$11,645,896,508
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.7%
Software	11.4%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.48%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$11,645,896,508
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.7%
Software	11.4%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$292,094,721
  # of Portfolio Holdings943
  Portfolio Turnover Rate26%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	98.4%
Money Market Funds	3.2%
Other	(1.6%)

Top 5 Industries (Fixed Income)

Banks	35.1%
Electric	5.4%
Diversified Financial Services	4.6%
Auto Manufacturers	4.3%
Real Estate Investment Trusts	4.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

AAA	2.2%
AA	19.5%
A	44.5%
BBB	33.7%
BB	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$292,094,721
  # of Portfolio Holdings943
  Portfolio Turnover Rate26%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	98.4%
Money Market Funds	3.2%
Other	(1.6%)

Top 5 Industries (Fixed Income)

Banks	35.1%
Electric	5.4%
Diversified Financial Services	4.6%
Auto Manufacturers	4.3%
Real Estate Investment Trusts	4.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

AAA	2.2%
AA	19.5%
A	44.5%
BBB	33.7%
BB	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,962,100,782
  # of Portfolio Holdings1,982
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.7%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.4%
Biotechnology	7.2%
Software	6.4%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,962,100,782
  # of Portfolio Holdings1,982
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.7%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.4%
Biotechnology	7.2%
Software	6.4%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$600,766,840
  # of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	2.8%
Other	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$600,766,840
  # of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	2.8%
Other	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,374,688,143
  # of Portfolio Holdings272
  Portfolio Turnover Rate36%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Other	0.1%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	10.6%
Software	10.2%
Capital Markets	6.5%
Aerospace & Defense	6.4%
Specialty Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,374,688,143
  # of Portfolio Holdings272
  Portfolio Turnover Rate36%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Other	0.1%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	10.6%
Software	10.2%
Capital Markets	6.5%
Aerospace & Defense	6.4%
Specialty Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$96,574,197
  # of Portfolio Holdings24
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	38.8%
International Equity Funds	12.1%
International Fixed Income Funds	7.0%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$96,574,197
  # of Portfolio Holdings24
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	38.8%
International Equity Funds	12.1%
International Fixed Income Funds	7.0%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$213,395,105
  # of Portfolio Holdings24
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.7%
Fixed Income Funds	26.8%
International Equity Funds	16.4%
International Fixed Income Funds	5.2%
Money Market Funds	3.1%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$213,395,105
  # of Portfolio Holdings24
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.7%
Fixed Income Funds	26.8%
International Equity Funds	16.4%
International Fixed Income Funds	5.2%
Money Market Funds	3.1%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$183,797,395
  # of Portfolio Holdings22
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.8%
International Equity Funds	23.1%
Fixed Income Funds	8.7%
Money Market Funds	2.8%
International Fixed Income Funds	1.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$183,797,395
  # of Portfolio Holdings22
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.8%
International Equity Funds	23.1%
Fixed Income Funds	8.7%
Money Market Funds	2.8%
International Fixed Income Funds	1.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$101,267,824
  # of Portfolio Holdings20
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.0%
International Equity Funds	25.7%
Money Market Funds	2.3%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$101,267,824
  # of Portfolio Holdings20
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.0%
International Equity Funds	25.7%
Money Market Funds	2.3%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$37,399,695
  # of Portfolio Holdings20
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.6%
International Equity Funds	25.8%
Money Market Funds	1.7%
Fixed Income Funds	0.7%
International Fixed Income Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$37,399,695
  # of Portfolio Holdings20
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.6%
International Equity Funds	25.8%
Money Market Funds	1.7%
Fixed Income Funds	0.7%
International Fixed Income Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,903,928,266
  # of Portfolio Holdings22
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.8%
Fixed Income Funds	28.0%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,903,928,266
  # of Portfolio Holdings22
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.8%
Fixed Income Funds	28.0%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,367,845,442
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,367,845,442
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,269,847,858
  # of Portfolio Holdings8
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	99.9%
Money Market Funds	0.0%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,269,847,858
  # of Portfolio Holdings8
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	99.9%
Money Market Funds	0.0%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$744,081,976
  # of Portfolio Holdings6
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$744,081,976
  # of Portfolio Holdings6
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$376,366,679
  # of Portfolio Holdings89
  Portfolio Turnover Rate110%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Funds	0.9%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.3%
Machinery	7.3%
Oil, Gas & Consumable Fuels	4.8%
Specialty Retail	4.4%
Aerospace & Defense	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.05%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$376,366,679
  # of Portfolio Holdings89
  Portfolio Turnover Rate110%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Funds	0.9%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.3%
Machinery	7.3%
Oil, Gas & Consumable Fuels	4.8%
Specialty Retail	4.4%
Aerospace & Defense	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Western Asset Core Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$499,298,917
  # of Portfolio Holdings1,416
  Portfolio Turnover Rate38%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Agency Mortgage-Backed Securities	29.2%
Corporate Bonds	29.0%
U.S. Treasury Obligations	16.6%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	4.4%
Money Market Funds	3.3%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Sovereign Bonds	0.9%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	(0.4%)

Top 5 Industries (Fixed Income)

Banks	8.6%
Oil & Gas	2.4%
Pipelines	2.0%
Telecommunications	2.0%
Pharmaceuticals	1.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.8%
AAA	13.8%
AA	5.7%
A	14.6%
BBB	14.6%
BB	0.2%
B	0.1%
Not Rated	3.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Western Asset Core Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$499,298,917
  # of Portfolio Holdings1,416
  Portfolio Turnover Rate38%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Agency Mortgage-Backed Securities	29.2%
Corporate Bonds	29.0%
U.S. Treasury Obligations	16.6%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	4.4%
Money Market Funds	3.3%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Sovereign Bonds	0.9%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	(0.4%)

Top 5 Industries (Fixed Income)

Banks	8.6%
Oil & Gas	2.4%
Pipelines	2.0%
Telecommunications	2.0%
Pharmaceuticals	1.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.8%
AAA	13.8%
AA	5.7%
A	14.6%
BBB	14.6%
BB	0.2%
B	0.1%
Not Rated	3.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

LVIP JPMorgan Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.90%
Aerospace & Defense–0.82%
Woodward, Inc.	9,730	$2,384,726
		2,384,726
Banks–4.73%
Columbia Banking System, Inc.	52,058	1,217,116
Fifth Third Bancorp	78,074	3,211,184
First Citizens BancShares, Inc. Class A	1,922	3,760,335
M&T Bank Corp.	17,656	3,425,088
Regions Financial Corp.	88,254	2,075,734
		13,689,457
Beverages–1.59%
Constellation Brands, Inc. Class A	9,636	1,567,585
Keurig Dr. Pepper, Inc.	91,820	3,035,569
		4,603,154
Building Products–1.12%
Carlisle Cos., Inc.	8,649	3,229,537
		3,229,537
Capital Markets–5.96%
Ameriprise Financial, Inc.	9,063	4,837,195
Blue Owl Capital, Inc.	88,322	1,696,666
Northern Trust Corp.	9,309	1,180,288
Raymond James Financial, Inc.	30,282	4,644,350
State Street Corp.	45,981	4,889,620
		17,248,119
Chemicals–0.97%
RPM International, Inc.	25,659	2,818,385
		2,818,385
Commercial Services & Supplies–1.09%
Veralto Corp.	31,252	3,154,889
		3,154,889
Construction Materials–1.18%
Martin Marietta Materials, Inc.	6,200	3,403,552
		3,403,552
Consumer Staples Distribution & Retail–1.49%
Kroger Co.	43,408	3,113,656
†U.S. Foods Holding Corp.	15,508	1,194,271
		4,307,927
Containers & Packaging–3.74%
Ball Corp.	48,051	2,695,181
Graphic Packaging Holding Co.	59,733	1,258,574
International Paper Co.	53,632	2,511,586
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Packaging Corp. of America	9,200	$1,733,740
Silgan Holdings, Inc.	48,359	2,620,091
		10,819,172
Distributors–1.14%
Genuine Parts Co.	27,151	3,293,688
		3,293,688
Electric Utilities–2.06%
PG&E Corp.	132,437	1,846,172
Xcel Energy, Inc.	60,567	4,124,612
		5,970,784
Electrical Equipment–3.92%
Acuity, Inc.	10,749	3,206,857
AMETEK, Inc.	23,465	4,246,226
Hubbell, Inc.	9,489	3,875,403
		11,328,486
Electronic Equipment, Instruments & Components–5.89%
CDW Corp.	14,648	2,615,986
Jabil, Inc.	13,581	2,962,016
TD SYNNEX Corp.	30,870	4,189,059
†Teledyne Technologies, Inc.	7,382	3,781,873
†Zebra Technologies Corp. Class A	11,362	3,503,586
		17,052,520
Energy Equipment & Services–0.93%
Baker Hughes Co.	69,907	2,680,234
		2,680,234
Entertainment–0.67%
Warner Music Group Corp. Class A	71,662	1,952,073
		1,952,073
Financial Services–3.52%
Fidelity National Information Services, Inc.	70,782	5,762,363
MGIC Investment Corp.	159,259	4,433,770
		10,196,133
Food Products–2.48%
General Mills, Inc.	53,594	2,776,705
Hershey Co.	10,753	1,784,460
†Post Holdings, Inc.	23,924	2,608,434
		7,169,599
Ground Transportation–0.98%
JB Hunt Transport Services, Inc.	19,744	2,835,238
		2,835,238
LVIP JPMorgan Mid Cap Value Fund-1

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.99%
GE HealthCare Technologies, Inc.	40,600	$3,007,242
†Globus Medical, Inc. Class A	46,670	2,754,463
		5,761,705
Health Care Providers & Services–4.82%
Cencora, Inc.	12,809	3,840,779
†Henry Schein, Inc.	50,747	3,707,068
Humana, Inc.	7,383	1,804,996
Quest Diagnostics, Inc.	25,622	4,602,480
		13,955,323
Health Care REITs–0.79%
Healthpeak Properties, Inc.	74,355	1,301,956
Ventas, Inc.	15,725	993,034
		2,294,990
Hotel & Resort REITs–0.98%
Host Hotels & Resorts, Inc.	183,937	2,825,272
		2,825,272
Hotels, Restaurants & Leisure–1.70%
Darden Restaurants, Inc.	12,460	2,715,906
Expedia Group, Inc.	13,073	2,205,154
		4,921,060
Household Durables–0.91%
†Mohawk Industries, Inc.	25,010	2,622,048
		2,622,048
Insurance–6.61%
Arch Capital Group Ltd.	51,149	4,657,116
Hartford Insurance Group, Inc.	37,557	4,764,857
Loews Corp.	60,531	5,548,272
W.R. Berkley Corp.	56,566	4,155,904
		19,126,149
Interactive Media & Services–0.81%
†IAC, Inc.	62,967	2,351,188
		2,351,188
IT Services–0.85%
†GoDaddy, Inc. Class A	13,722	2,470,783
		2,470,783
Life Sciences Tools & Services–1.07%
†IQVIA Holdings, Inc.	19,555	3,081,672
		3,081,672
Machinery–6.08%
Dover Corp.	22,881	4,192,486
Ingersoll Rand, Inc.	43,769	3,640,705
ITT, Inc.	24,448	3,834,180
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	16,681	$3,458,305
†Middleby Corp.	17,031	2,452,464
		17,578,140
Media–0.60%
Omnicom Group, Inc.	24,308	1,748,718
		1,748,718
Metals & Mining–0.58%
Freeport-McMoRan, Inc.	38,744	1,679,552
		1,679,552
Multi-Utilities–4.95%
CMS Energy Corp.	61,596	4,267,371
NiSource, Inc.	86,660	3,495,864
Sempra	13,242	1,003,346
WEC Energy Group, Inc.	53,294	5,553,235
		14,319,816
Oil, Gas & Consumable Fuels–5.25%
Cheniere Energy, Inc.	10,475	2,550,872
Coterra Energy, Inc.	127,482	3,235,493
Diamondback Energy, Inc.	26,654	3,662,260
Marathon Petroleum Corp.	17,241	2,863,903
Williams Cos., Inc.	45,940	2,885,491
		15,198,019
Pharmaceuticals–0.78%
†Jazz Pharmaceuticals PLC	21,192	2,248,895
		2,248,895
Professional Services–1.74%
†Parsons Corp.	37,531	2,693,600
UL Solutions, Inc. Class A	31,982	2,330,208
		5,023,808
Residential REITs–2.36%
American Homes 4 Rent Class A	82,821	2,987,354
AvalonBay Communities, Inc.	15,332	3,120,062
Mid-America Apartment Communities, Inc.	4,777	707,044
		6,814,460
Retail REITs–2.09%
Regency Centers Corp.	46,082	3,282,421
Simon Property Group, Inc.	17,107	2,750,121
		6,032,542
Semiconductors & Semiconductor Equipment–0.97%
†ON Semiconductor Corp.	53,315	2,794,239
		2,794,239
LVIP JPMorgan Mid Cap Value Fund-2

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–0.27%
†Zoom Communications, Inc. Class A	10,110	$788,378
		788,378
Specialized REITs–2.89%
Public Storage	9,211	2,702,692
SBA Communications Corp.	11,265	2,645,472
Weyerhaeuser Co.	117,223	3,011,459
		8,359,623
Specialty Retail–3.42%
†AutoZone, Inc.	834	3,096,000
Bath & Body Works, Inc.	69,919	2,094,773
Best Buy Co., Inc.	32,363	2,172,528
Ross Stores, Inc.	19,894	2,538,077
		9,901,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.11%
Ralph Lauren Corp.	11,704	$3,210,173
		3,210,173
Total Common Stock (Cost $182,732,665)		283,245,604

MONEY MARKET FUND–2.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	5,926,476	5,926,476
Total Money Market Fund (Cost $5,926,476)		5,926,476

TOTAL INVESTMENTS–99.95% (Cost $188,659,141)	289,172,080
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	131,235
NET ASSETS APPLICABLE TO 29,552,856 SHARES OUTSTANDING–100.00%	$289,303,315
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND STANDARD CLASS ($255,945,108 / 26,132,657 Shares)	$9.794
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND SERVICE CLASS ($33,358,207 / 3,420,199 Shares)	$9.753
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$137,301,326
Distributable earnings/(accumulated loss)	152,001,989
TOTAL NET ASSETS	$289,303,315

†Non-income producing.

★Includes $464,183 payable for fund shares redeemed, $6,693 other accrued expenses payable, $164,757 due to manager and affiliates,
$28,079 due to custodian, $14,072 payable for audit fee and $12,461 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-3

LVIP JPMorgan Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$2,665,823
EXPENSES:
Management fees	914,701
Shareholder servicing fees	40,810
Distribution fees-Service Class	34,325
Accounting and administration expenses	33,846
Professional fees	22,421
Reports and statements to shareholders	4,530
Trustees’ fees and expenses	4,348
Custodian fees	2,911
Consulting fees	2,332
Pricing fees	405
Other	7,100
Total operating expenses	1,067,729
NET INVESTMENT INCOME	1,598,094
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	20,781,316
Net change in unrealized appreciation (depreciation) of investments	(20,777,527)
NET REALIZED AND UNREALIZED GAIN	3,789
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,601,883
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,598,094	$3,113,730
Net realized gain	20,781,316	33,383,866
Net change in unrealized appreciation (depreciation)	(20,777,527)	2,984,790
Net increase in net assets resulting from operations	1,601,883	39,482,386
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(48,235,147)
Service Class	—	(2,469,442)
	—	(50,704,589)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,297,154	38,370,649
Service Class	12,662,049	17,614,095
Reinvestment of dividends and distributions:
Standard Class	—	48,235,147
Service Class	—	2,469,442
	28,959,203	106,689,333
Cost of shares redeemed:
Standard Class	(32,706,932)	(80,682,534)
Service Class	(1,303,277)	(1,424,307)
	(34,010,209)	(82,106,841)
Increase (decrease) in net assets derived from capital share transactions	(5,051,006)	24,582,492
NET INCREASE (DECREASE) IN NET ASSETS	(3,449,123)	13,360,289
NET ASSETS:
Beginning of period	292,752,438	279,392,149
End of period	$289,303,315	$292,752,438
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-4

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$9.746	$10.173	$10.430	$13.34	$10.89	$11.81
Income (loss) from investment operations:
Net investment income[3]	0.055	0.112	0.133	0.13	0.11	0.12
Net realized and unrealized gain (loss)	(0.007)	1.328	0.852	(1.14)	3.11	(0.28)
Total from investment operations	0.048	1.440	0.985	(1.01)	3.22	(0.16)
Less dividends and distributions from:
Net investment income	—	(0.120)	(0.320)	(0.12)	(0.12)	(0.15)
Net realized gain	—	(1.747)	(0.922)	(1.78)	(0.65)	(0.61)
Total dividends and distributions	—	(1.867)	(1.242)	(1.90)	(0.77)	(0.76)
Net asset value, end of period	$9.794	$9.746	$10.173	$10.43	$13.34	$10.89
Total return[4]	0.49%	14.29%	10.91%	(8.16% )	29.88%	0.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$255,945	$271,021	$275,064	$448,170	$529,038	$447,529
Ratio of expenses to average net assets[5]	0.73%	0.73%	0.74%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.74%	0.77%	0.76%	0.77%
Ratio of net investment income to average net assets	1.16%	1.07%	1.34%	1.19%	0.86%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	1.07%	1.34%	1.19%	0.86%	1.19%
Portfolio turnover	24%	35%	14%	22%	22%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-5

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended 12/31/24	5/1/23[1] to 12/31/23

Net asset value, beginning of period	$9.718	$10.159	$9.310
Income from investment operations:
Net investment income[3]	0.043	0.084	0.070
Net realized and unrealized gain	(0.008)	1.328	0.959
Total from investment operations	0.035	1.412	1.029
Less dividends and distributions from:
Net investment income	—	(0.106)	(0.180)
Net realized gain	—	(1.747)	—
Total dividends and distributions	—	(1.853)	(0.180)
Net asset value, end of period	$9.753	$9.718	$10.159
Total return[4]	0.36%	14.02%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,358	$21,731	$4,328
Ratio of expenses to average net assets	0.98%	0.98%	0.99%
Ratio of net investment income to average net assets	0.91%	0.82%	1.09%
Portfolio turnover	24%	35%	14%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-6

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts
LVIP JPMorgan Mid Cap Value Fund-7

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
(“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,514 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.76% of the Fund’s average daily net assets for the Standard Class and 1.01% for the Service Class.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$12,150
Legal	1,852
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $170 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$151,382
Distribution fees payable to LFD	6,621
Shareholder servicing fees payable to Lincoln Life	6,754
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Mid Cap Value Fund-8

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$70,536,943
Sales	68,001,138
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$188,659,141
Aggregate unrealized appreciation of investments	$107,677,587
Aggregate unrealized depreciation of investments	(7,164,648)
Net unrealized appreciation of investments	$100,512,939
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$283,245,604	$—	$—	$283,245,604
Money Market Fund	5,926,476	—	—	5,926,476
Total Investments	$289,172,080	$—	$—	$289,172,080
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Mid Cap Value Fund-9

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,709,346	3,651,082
Service Class	1,320,454	1,692,369
Shares reinvested:
Standard Class	—	4,916,564
Service Class	—	252,414
	3,029,800	10,512,429
Shares redeemed:
Standard Class	(3,383,934)	(7,799,838)
Service Class	(136,431)	(134,641)
	(3,520,365)	(7,934,479)
Net increase (decrease)	(490,565)	2,577,950
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Mid Cap Value Fund-10

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Mid Cap Value Fund-11

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.67%
Equity Funds–23.56%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	4,254	$391,836
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	57,483	5,601,718
✧JPMorgan Equity Index Fund	296,474	27,610,664
JPMorgan Realty Income ETF	25,489	1,214,296
✧JPMorgan Small Cap Equity Fund	19,946	1,063,544
✧JPMorgan Small Cap Growth Fund	47,039	1,022,616
✧JPMorgan Small Cap Value Fund	38,380	1,021,292
✧JPMorgan U.S. Equity Fund	351,837	9,207,575
		47,133,541
Fixed Income Funds–55.05%
✧JPMorgan Core Bond Fund	7,314,437	75,631,271
✧JPMorgan High Yield Fund	3,737,800	24,482,592
JPMorgan Inflation Managed Bond ETF	207,753	10,024,082
		110,137,945
Global Equity Fund–4.00%
JPMorgan Global Select Equity ETF	124,250	7,994,245
		7,994,245
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.48%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	85,668	$3,688,007
JPMorgan BetaBuilders International Equity ETF	65,183	4,399,853
✧JPMorgan Emerging Markets Equity Fund	41,718	1,483,902
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	118,233	2,215,699
✧JPMorgan International Equity Fund	235,321	5,271,186
JPMorgan International Research Enhanced Equity ETF	111,707	7,905,504
		24,964,151
Money Market Fund–4.58%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 4.47%)	9,162,607	9,164,440
		9,164,440
Total Investment Companies (Cost $171,788,673)		199,394,322

TOTAL INVESTMENTS–99.67% (Cost $171,788,673)	199,394,322
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	657,164
NET ASSETS APPLICABLE TO 15,000,277 SHARES OUTSTANDING–100.00%	$200,051,486
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($164,815,064 / 12,353,409 Shares)	$13.342
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($35,236,422 / 2,646,868 Shares)	$13.313
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$173,657,186
Distributable earnings/(accumulated loss)	26,394,300
TOTAL NET ASSETS	$200,051,486

✧Class R-6 shares.

★Includes $4,505 expense reimbursement receivable from Lincoln Financial Investments Corporation, $862,405 payable for securities purchased, $211,714 payable for fund shares redeemed, $9,520 other accrued expenses payable, $60,997 due to manager and affiliates,
$19,929 payable for audit fee and $13,648 payable for fund accounting fee as of June 30, 2025.

LVIP JPMorgan Retirement Income Fund-1

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-2

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$3,006,110
EXPENSES:
Management fees	729,918
Distribution fees-Service Class	41,947
Accounting and administration expenses	29,498
Shareholder servicing fees	28,224
Professional fees	26,102
Reports and statements to shareholders	5,920
Custodian fees	3,311
Trustees’ fees and expenses	2,926
Consulting fees	2,751
Other	2,716
873,313
Less:
Management fees waived	(437,951)
Expenses reimbursed	(23,589)
Total operating expenses	411,773
NET INVESTMENT INCOME	2,594,337
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	852,689
Foreign currencies	3
Net realized gain	852,692
Net change in unrealized appreciation (depreciation) of investments	8,285,978
NET REALIZED AND UNREALIZED GAIN	9,138,670
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,733,007
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,594,337	$6,571,337
Net realized gain	852,692	7,023,727
Net change in unrealized appreciation (depreciation)	8,285,978	2,144,981
Net increase in net assets resulting from operations	11,733,007	15,740,045
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,156,530)
Service Class	—	(982,924)
	—	(6,139,454)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,022,828	6,538,955
Service Class	3,288,158	6,145,934
Reinvestment of dividends and distributions:
Standard Class	—	5,156,530
Service Class	—	982,924
	6,310,986	18,824,343
Cost of shares redeemed:
Standard Class	(13,106,987)	(28,509,322)
Service Class	(4,260,086)	(7,326,057)
	(17,367,073)	(35,835,379)
Decrease in net assets derived from capital share transactions	(11,056,087)	(17,011,036)
NET INCREASE (DECREASE) IN NET ASSETS	676,920	(7,410,445)
NET ASSETS:
Beginning of period	199,374,566	206,785,011
End of period	$200,051,486	$199,374,566
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-3

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.566	$12.014	$11.151	$13.564	$13.267	$12.562
Income (loss) from investment operations:
Net investment income[2]	0.172	0.409	0.358	0.291	0.245	0.256
Net realized and unrealized gain (loss)	0.604	0.547	0.933	(2.107)	0.532	0.928
Total from investment operations	0.776	0.956	1.291	(1.816)	0.777	1.184
Less dividends and distributions from:
Net investment income	—	(0.404)	(0.428)	(0.241)	(0.312)	(0.328)
Net realized gain	—	—	—	(0.356)	(0.168)	(0.151)
Total dividends and distributions	—	(0.404)	(0.428)	(0.597)	(0.480)	(0.479)
Net asset value, end of period	$13.342	$12.566	$12.014	$11.151	$13.564	$13.267
Total return[3]	6.18%	7.96%	11.60%	(13.33% )	5.87%	9.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,815	$165,166	$173,857	$146,449	$170,271	$179,898
Ratio of expenses to average net assets[4]	0.38%	0.38%	0.38%	0.41%	0.52%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.85%	0.85%	0.85%	0.87%	0.87%	0.89%
Ratio of net investment income to average net assets	2.71% [5]	3.25%	3.07%	2.42%	1.80%	2.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.24% [5]	2.78%	2.60%	1.96%	1.45%	1.64%
Portfolio turnover	8%	20%	17%	70%	51%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-4

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.554	$12.003	$11.140	$13.552	$13.256	$12.554
Income (loss) from investment operations:
Net investment income[2]	0.156	0.377	0.329	0.260	0.211	0.224
Net realized and unrealized gain (loss)	0.603	0.546	0.930	(2.105)	0.531	0.925
Total from investment operations	0.759	0.923	1.259	(1.845)	0.742	1.149
Less dividends and distributions from:
Net investment income	—	(0.372)	(0.396)	(0.211)	(0.278)	(0.296)
Net realized gain	—	—	—	(0.356)	(0.168)	(0.151)
Total dividends and distributions	—	(0.372)	(0.396)	(0.567)	(0.446)	(0.447)
Net asset value, end of period	$13.313	$12.554	$12.003	$11.140	$13.552	$13.256
Total return[3]	6.05%	7.70%	11.32%	(13.55% )	5.60%	9.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,236	$34,209	$32,928	$55,246	$62,363	$59,776
Ratio of expenses to average net assets[4]	0.63%	0.63%	0.63%	0.66%	0.77%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.10%	1.10%	1.10%	1.12%	1.12%	1.14%
Ratio of net investment income to average net assets	2.46% [5]	3.00%	2.82%	2.17%	1.55%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99% [5]	2.53%	2.35%	1.71%	1.20%	1.39%
Portfolio turnover	8%	20%	17%	70%	51%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-5

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation (LFI). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities,
LVIP JPMorgan Retirement Income Fund-6

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$91,834	$49,718	$33,100	$174,652
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$8,306
Legal	1,266
LVIP JPMorgan Retirement Income Fund-7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,674 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,505
Management fees payable to LFI	48,555
Distribution fees payable to LFD	7,066
Printing and mailing fees payable to Lincoln Life	682
Shareholder servicing fees payable to Lincoln Life	4,694
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,525,960
Sales	23,001,436
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$171,788,673
Aggregate unrealized appreciation of investments	$28,757,589
Aggregate unrealized depreciation of investments	(1,151,940)
Net unrealized appreciation of investments	$27,605,649
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP JPMorgan Retirement Income Fund-8

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$199,394,322	$—	$—	$199,394,322
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	234,478	521,612
Service Class	255,950	486,927
Shares reinvested:
Standard Class	—	411,142
Service Class	—	78,439
	490,428	1,498,120
Shares redeemed:
Standard Class	(1,024,643)	(2,260,889)
Service Class	(333,944)	(583,793)
	(1,358,587)	(2,844,682)
Net decrease	(868,159)	(1,346,562)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP JPMorgan Retirement Income Fund-9

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.84%
Aerospace & Defense–1.14%
General Electric Co.	2,025	$521,215
HEICO Corp. Class A	609	157,579
L3Harris Technologies, Inc.	2,112	529,774
Textron, Inc.	15,627	1,254,692
TransDigm Group, Inc.	402	611,297
Woodward, Inc.	11,413	2,797,212
		5,871,769
Air Freight & Logistics–0.10%
FedEx Corp.	1,509	343,011
†GXO Logistics, Inc.	3,645	177,511
		520,522
Banks–4.71%
Bank of America Corp.	43,138	2,041,290
Citigroup, Inc.	9,652	821,578
Citizens Financial Group, Inc.	13,679	612,135
Columbia Banking System, Inc.	61,060	1,427,583
East West Bancorp, Inc.	811	81,895
Fifth Third Bancorp	114,337	4,702,681
First Citizens BancShares, Inc. Class A	2,441	4,775,743
First Horizon Corp.	18,522	392,666
FNB Corp.	1,887	27,513
M&T Bank Corp.	20,911	4,056,525
Pinnacle Financial Partners, Inc.	432	47,697
Popular, Inc.	3,659	403,258
Regions Financial Corp.	103,516	2,434,696
Synovus Financial Corp.	1,570	81,248
Webster Financial Corp.	2,351	128,365
Wells Fargo & Co.	25,225	2,021,027
Western Alliance Bancorp	652	50,843
Wintrust Financial Corp.	958	118,773
		24,225,516
Beverages–1.33%
†Celsius Holdings, Inc.	3,972	184,261
Coca-Cola Co.	10,849	767,567
Constellation Brands, Inc. Class A	11,303	1,838,772
Keurig Dr. Pepper, Inc.	107,699	3,560,529
PepsiCo, Inc.	3,782	499,375
		6,850,504
Biotechnology–0.75%
AbbVie, Inc.	3,430	636,677
†Alnylam Pharmaceuticals, Inc.	713	232,502
†BioMarin Pharmaceutical, Inc.	2,874	157,984
†Caris Life Sciences, Inc.	7,523	201,014
†Exact Sciences Corp.	7,268	386,221
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exelixis, Inc.	8,045	$354,583
Gilead Sciences, Inc.	6,574	728,859
†Incyte Corp.	1,148	78,179
†Neurocrine Biosciences, Inc.	3,901	490,317
Regeneron Pharmaceuticals, Inc.	826	433,650
†Roivant Sciences Ltd.	12,136	136,773
†Sarepta Therapeutics, Inc.	259	4,429
†Ultragenyx Pharmaceutical, Inc.	958	34,833
		3,876,021
Broadline Retail–0.31%
†Amazon.com, Inc.	6,387	1,401,244
eBay, Inc.	2,967	220,923
		1,622,167
Building Products–1.02%
Carlisle Cos., Inc.	10,145	3,788,143
Owens Corning	3,510	482,695
Trane Technologies PLC	2,191	958,366
		5,229,204
Capital Markets–5.67%
Ameriprise Financial, Inc.	12,830	6,847,756
Blue Owl Capital, Inc.	103,595	1,990,060
Cboe Global Markets, Inc.	1,888	440,300
Charles Schwab Corp.	7,317	667,603
CME Group, Inc.	2,752	758,506
†Coinbase Global, Inc. Class A	2,026	710,093
Goldman Sachs Group, Inc.	885	626,359
Interactive Brokers Group, Inc. Class A	6,808	377,231
Janus Henderson Group PLC	6,214	241,352
LPL Financial Holdings, Inc.	1,401	525,333
Morgan Stanley	5,879	828,116
MSCI, Inc.	502	289,523
Nasdaq, Inc.	13,329	1,191,879
Northern Trust Corp.	10,919	1,384,420
Raymond James Financial, Inc.	35,956	5,514,572
†Robinhood Markets, Inc. Class A	3,862	361,599
S&P Global, Inc.	1,158	610,602
State Street Corp.	53,932	5,735,129
Virtu Financial, Inc. Class A	1,248	55,898
		29,156,331
Chemicals–1.13%
†Axalta Coating Systems Ltd.	10,833	321,632
CF Industries Holdings, Inc.	947	87,124
Corteva, Inc.	5,017	373,917
Dow, Inc.	4,101	108,595
DuPont de Nemours, Inc.	3,343	229,296
Eastman Chemical Co.	631	47,110
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
FMC Corp.	705	$29,434
Huntsman Corp.	5,770	60,123
International Flavors & Fragrances, Inc.	4,517	332,225
Linde PLC	1,428	669,989
PPG Industries, Inc.	1,866	212,258
RPM International, Inc.	30,526	3,352,976
		5,824,679
Commercial Services & Supplies–0.96%
Republic Services, Inc.	3,555	876,698
Veralto Corp.	36,657	3,700,524
Waste Connections, Inc.	2,040	380,909
		4,958,131
Communications Equipment–0.25%
Juniper Networks, Inc.	11,675	466,183
†Lumentum Holdings, Inc.	2,739	260,369
Motorola Solutions, Inc.	1,358	570,985
		1,297,537
Construction & Engineering–0.34%
EMCOR Group, Inc.	170	90,931
†MasTec, Inc.	4,170	710,693
Quanta Services, Inc.	2,172	821,190
WillScot Holdings Corp.	4,209	115,327
		1,738,141
Construction Materials–0.95%
Martin Marietta Materials, Inc.	8,406	4,614,558
Vulcan Materials Co.	1,145	298,639
		4,913,197
Consumer Finance–0.34%
Ally Financial, Inc.	6,481	252,435
American Express Co.	2,291	730,783
SLM Corp.	8,558	280,617
Synchrony Financial	7,460	497,880
		1,761,715
Consumer Staples Distribution & Retail–1.69%
Albertsons Cos., Inc. Class A	5,582	120,069
†BJ's Wholesale Club Holdings, Inc.	2,427	261,703
Costco Wholesale Corp.	368	364,298
Dollar General Corp.	2,428	277,715
†Dollar Tree, Inc.	2,083	206,300
Kroger Co.	54,847	3,934,175
†Maplebear, Inc.	8,631	390,466
†Performance Food Group Co.	2,738	239,493
†U.S. Foods Holding Corp.	24,971	1,923,017
Walmart, Inc.	9,925	970,467
		8,687,703
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–2.77%
Amcor PLC	51,677	$474,912
=†Ardagh Group SA	3,700	91,575
Ball Corp.	56,951	3,194,382
Crown Holdings, Inc.	3,671	378,040
Graphic Packaging Holding Co.	70,062	1,476,206
International Paper Co.	62,906	2,945,888
Packaging Corp. of America	13,154	2,478,871
Silgan Holdings, Inc.	57,102	3,093,786
Smurfit WestRock PLC	2,230	96,224
		14,229,884
Distributors–0.75%
Genuine Parts Co.	31,846	3,863,238
		3,863,238
Diversified Consumer Services–0.26%
†Bright Horizons Family Solutions, Inc.	2,613	322,941
†Grand Canyon Education, Inc.	1,806	341,334
H&R Block, Inc.	12,696	696,883
		1,361,158
Diversified Telecommunication Services–0.16%
AT&T, Inc.	10,449	302,394
Iridium Communications, Inc.	2,372	71,563
Verizon Communications, Inc.	10,065	435,513
		809,470
Electric Utilities–2.21%
Entergy Corp.	5,604	465,805
Exelon Corp.	10,431	452,914
FirstEnergy Corp.	4,795	193,047
NextEra Energy, Inc.	11,738	814,852
NRG Energy, Inc.	4,187	672,348
PG&E Corp.	215,167	2,999,428
Southern Co.	10,309	946,675
Xcel Energy, Inc.	71,040	4,837,824
		11,382,893
Electrical Equipment–2.71%
Acuity, Inc.	12,612	3,762,664
AMETEK, Inc.	27,523	4,980,562
Eaton Corp. PLC	955	340,926
Hubbell, Inc.	11,130	4,545,603
nVent Electric PLC	4,279	313,437
		13,943,192
Electronic Equipment, Instruments & Components–4.03%
†Arrow Electronics, Inc.	2,053	261,614
Avnet, Inc.	2,392	126,967
CDW Corp.	17,191	3,070,141
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	15,955	$3,479,786
TD SYNNEX Corp.	36,209	4,913,561
†Teledyne Technologies, Inc.	8,659	4,436,092
Vontier Corp.	9,746	359,628
†Zebra Technologies Corp. Class A	13,326	4,109,205
		20,756,994
Energy Equipment & Services–0.81%
Baker Hughes Co.	104,230	3,996,178
Halliburton Co.	5,194	105,854
TechnipFMC PLC	2,399	82,621
		4,184,653
Entertainment–0.99%
Electronic Arts, Inc.	1,602	255,839
†Liberty Media Corp.-Liberty Formula One Class A	5,361	509,081
†Liberty Media Corp.-Liberty Live Class C	729	59,166
†ROBLOX Corp. Class A	4,936	519,267
†Roku, Inc.	909	79,892
†Take-Two Interactive Software, Inc.	1,771	430,087
Walt Disney Co.	7,197	892,500
Warner Music Group Corp. Class A	85,763	2,336,184
		5,082,016
Financial Services–3.37%
Apollo Global Management, Inc.	1,211	171,804
†Berkshire Hathaway, Inc. Class B	3,719	1,806,579
†Block, Inc.	1,571	106,718
†Chime Financial, Inc. Class A	20,000	690,200
Corebridge Financial, Inc.	8,094	287,337
Equitable Holdings, Inc.	2,500	140,250
Fidelity National Information Services, Inc.	93,637	7,622,988
Mastercard, Inc. Class A	1,943	1,091,849
MGIC Investment Corp.	194,515	5,415,298
		17,333,023
Food Products–1.98%
Bunge Global SA	2,681	215,231
†Freshpet, Inc.	1,109	75,368
General Mills, Inc.	62,936	3,260,714
Hershey Co.	13,968	2,317,990
Lamb Weston Holdings, Inc.	3,907	202,578
Mondelez International, Inc. Class A	3,430	231,319
†Post Holdings, Inc.	32,843	3,580,872
Tyson Foods, Inc. Class A	5,247	293,517
		10,177,589
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.03%
MDU Resources Group, Inc.	8,799	$146,679
		146,679
Ground Transportation–0.96%
CSX Corp.	14,971	488,504
JB Hunt Transport Services, Inc.	27,190	3,904,484
Norfolk Southern Corp.	1,186	303,580
†XPO, Inc.	1,815	229,216
		4,925,784
Health Care Equipment & Supplies–1.91%
†Align Technology, Inc.	1,330	251,809
†Boston Scientific Corp.	8,119	872,062
Dentsply Sirona, Inc.	1,140	18,103
†Dexcom, Inc.	5,989	522,780
GE HealthCare Technologies, Inc.	54,595	4,043,852
†Globus Medical, Inc. Class A	54,740	3,230,755
†Insulet Corp.	319	100,223
Medtronic PLC	3,816	332,641
†Penumbra, Inc.	603	154,748
Stryker Corp.	699	276,545
		9,803,518
Health Care Providers & Services–4.21%
Cardinal Health, Inc.	2,958	496,944
Cencora, Inc.	15,976	4,790,404
†Centene Corp.	8,129	441,242
Cigna Group	2,206	729,259
†DaVita, Inc.	905	128,917
Elevance Health, Inc.	958	372,624
†Henry Schein, Inc.	59,522	4,348,082
Humana, Inc.	10,614	2,594,911
McKesson Corp.	1,338	980,460
Premier, Inc. Class A	3,755	82,347
Quest Diagnostics, Inc.	31,606	5,677,386
†Tenet Healthcare Corp.	1,698	298,848
UnitedHealth Group, Inc.	2,316	722,522
		21,663,946
Health Care REITs–0.69%
Healthcare Realty Trust, Inc.	2,045	32,434
Healthpeak Properties, Inc.	89,679	1,570,279
Ventas, Inc.	24,931	1,574,393
Welltower, Inc.	2,492	383,095
		3,560,201
Hotel & Resort REITs–0.65%
Host Hotels & Resorts, Inc.	218,006	3,348,572
		3,348,572
Hotels, Restaurants & Leisure–2.30%
Aramark	4,655	194,905
†Carnival Corp.	26,123	734,579
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Cava Group, Inc.	3,621	$304,997
†Chipotle Mexican Grill, Inc.	2,863	160,757
Darden Restaurants, Inc.	14,615	3,185,632
†DoorDash, Inc. Class A	2,572	634,024
Expedia Group, Inc.	16,566	2,794,353
†Flutter Entertainment PLC	1,033	295,190
Hilton Worldwide Holdings, Inc.	6,050	1,611,357
McDonald's Corp.	3,183	929,977
†MGM Resorts International	10,047	345,516
Royal Caribbean Cruises Ltd.	1,366	427,749
Travel & Leisure Co.	4,302	222,026
		11,841,062
Household Durables–0.88%
Dr. Horton, Inc.	4,397	566,861
Lennar Corp. Class A	2,339	258,717
†Mohawk Industries, Inc.	29,335	3,075,481
PulteGroup, Inc.	2,973	313,533
Toll Brothers, Inc.	2,763	315,341
		4,529,933
Household Products–0.20%
Procter & Gamble Co.	6,480	1,032,394
		1,032,394
Independent Power and Renewable Electricity Producers–0.29%
AES Corp.	14,459	152,109
Clearway Energy, Inc. Class C	584	18,688
†Talen Energy Corp.	1,478	429,758
Vistra Corp.	4,557	883,192
		1,483,747
Industrial Conglomerates–0.20%
3M Co.	2,530	385,167
Honeywell International, Inc.	2,766	644,146
		1,029,313
Industrial REITs–0.06%
Americold Realty Trust, Inc.	3,710	61,697
EastGroup Properties, Inc.	843	140,882
First Industrial Realty Trust, Inc.	2,088	100,496
		303,075
Insurance–5.57%
American Financial Group, Inc.	403	50,863
Arch Capital Group Ltd.	70,256	6,396,809
Arthur J Gallagher & Co.	3,844	1,230,541
Assurant, Inc.	306	60,432
Assured Guaranty Ltd.	1,144	99,642
Axis Capital Holdings Ltd.	1,073	111,399
†Brighthouse Financial, Inc.	2,118	113,885
Everest Group Ltd.	942	320,139
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial, Inc.	2,779	$155,791
First American Financial Corp.	1,247	76,553
Hartford Insurance Group, Inc.	45,415	5,761,801
Kemper Corp.	1,894	122,239
Loews Corp.	71,698	6,571,839
†Markel Group, Inc.	73	145,807
MetLife, Inc.	5,910	475,282
Progressive Corp.	2,149	573,482
Reinsurance Group of America, Inc.	660	130,918
RLI Corp.	871	62,904
Travelers Cos., Inc.	2,186	584,842
Unum Group	8,298	670,146
W.R. Berkley Corp.	66,348	4,874,587
Willis Towers Watson PLC	232	71,108
		28,661,009
Interactive Media & Services–1.18%
Alphabet, Inc. Class A	10,352	1,825,471
†IAC, Inc.	73,856	2,757,783
Meta Platforms, Inc. Class A	1,377	1,016,350
†Pinterest, Inc. Class A	5,051	181,129
†Reddit, Inc. Class A	1,857	279,608
		6,060,341
IT Services–1.04%
†Cloudflare, Inc. Class A	3,533	691,867
†GoDaddy, Inc. Class A	21,860	3,936,112
†Twilio, Inc. Class A	2,481	308,537
VeriSign, Inc.	1,512	436,666
		5,373,182
Life Sciences Tools & Services–1.03%
Agilent Technologies, Inc.	3,130	369,371
†Charles River Laboratories International, Inc.	207	31,408
Danaher Corp.	1,113	219,862
†Illumina, Inc.	2,877	274,495
†IQVIA Holdings, Inc.	24,058	3,791,300
†Qiagen NV	1,373	65,986
†Repligen Corp.	463	57,588
Thermo Fisher Scientific, Inc.	1,267	513,718
		5,323,728
Machinery–5.15%
AGCO Corp.	2,360	243,458
Allison Transmission Holdings, Inc.	15,841	1,504,736
Cummins, Inc.	1,853	606,857
Deere & Co.	1,491	758,158
Dover Corp.	26,838	4,917,527
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Gates Industrial Corp. PLC	15,393	$354,501
Ingersoll Rand, Inc.	56,098	4,666,232
ITT, Inc.	28,676	4,497,257
Lincoln Electric Holdings, Inc.	19,566	4,056,423
†Middleby Corp.	19,977	2,876,688
Otis Worldwide Corp.	5,310	525,796
PACCAR, Inc.	4,363	414,747
Parker-Hannifin Corp.	906	632,814
Westinghouse Air Brake Technologies Corp.	2,057	430,633
		26,485,827
Media–0.63%
Comcast Corp. Class A	23,547	840,392
†Liberty Broadband Corp. Class C	310	30,498
Nexstar Media Group, Inc.	170	29,401
Omnicom Group, Inc.	28,522	2,051,873
†Trade Desk, Inc. Class A	4,015	289,040
		3,241,204
Metals & Mining–0.67%
Alcoa Corp.	1,708	50,403
Freeport-McMoRan, Inc.	50,980	2,209,983
Nucor Corp.	5,460	707,289
Steel Dynamics, Inc.	3,836	491,046
		3,458,721
Mortgage Real Estate Investment Trusts (REITs)–0.03%
Annaly Capital Management, Inc.	1,518	28,569
Rithm Capital Corp.	11,003	124,224
		152,793
Multi-Utilities–3.65%
Ameren Corp.	3,835	368,313
CenterPoint Energy, Inc.	2,136	78,477
CMS Energy Corp.	78,109	5,411,392
Consolidated Edison, Inc.	2,897	290,714
DTE Energy Co.	1,309	173,390
NiSource, Inc.	103,806	4,187,534
Public Service Enterprise Group, Inc.	6,806	572,929
Sempra	15,545	1,177,845
WEC Energy Group, Inc.	62,511	6,513,646
		18,774,240
Office REITs–0.02%
BXP, Inc.	828	55,865
Cousins Properties, Inc.	663	19,910
Highwoods Properties, Inc.	1,236	38,427
		114,202
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.06%
†Antero Resources Corp.	6,596	$265,687
Cheniere Energy, Inc.	17,540	4,271,341
Chevron Corp.	2,848	407,805
ConocoPhillips	7,718	692,613
Coterra Energy, Inc.	163,381	4,146,610
Diamondback Energy, Inc.	33,396	4,588,610
EOG Resources, Inc.	4,660	557,383
EQT Corp.	1,082	63,102
Expand Energy Corp.	3,479	406,834
Exxon Mobil Corp.	14,590	1,572,802
Hess Corp.	2,145	297,168
HF Sinclair Corp.	10,384	426,575
Marathon Petroleum Corp.	22,028	3,659,071
Matador Resources Co.	1,886	90,000
Ovintiv, Inc.	2,063	78,497
Permian Resources Corp.	3,630	49,441
Phillips 66	2,306	275,106
Range Resources Corp.	1,316	53,522
Targa Resources Corp.	3,248	565,412
Williams Cos., Inc.	57,047	3,583,122
		26,050,701
Paper & Forest Products–0.03%
Louisiana-Pacific Corp.	1,831	157,448
		157,448
Passenger Airlines–0.16%
Delta Air Lines, Inc.	13,444	661,176
†United Airlines Holdings, Inc.	1,896	150,978
		812,154
Personal Care Products–0.06%
†BellRing Brands, Inc.	2,516	145,752
†Coty, Inc. Class A	33,283	154,766
		300,518
Pharmaceuticals–1.08%
Bristol-Myers Squibb Co.	14,384	665,835
†Jazz Pharmaceuticals PLC	27,437	2,911,614
Johnson & Johnson	9,087	1,388,039
Merck & Co., Inc.	2,616	207,083
Perrigo Co. PLC	2,719	72,652
Royalty Pharma PLC Class A	6,308	227,277
Viatris, Inc.	8,506	75,959
		5,548,459
Professional Services–1.56%
Equifax, Inc.	182	47,206
Jacobs Solutions, Inc.	3,984	523,697
KBR, Inc.	15,437	740,050
Leidos Holdings, Inc.	3,499	552,002
†Parsons Corp.	44,021	3,159,387
UL Solutions, Inc. Class A	41,020	2,988,717
		8,011,059
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.34%
†CBRE Group, Inc. Class A	9,815	$1,375,278
†Jones Lang LaSalle, Inc.	1,396	357,069
		1,732,347
Residential REITs–1.79%
American Homes 4 Rent Class A	103,088	3,718,384
AvalonBay Communities, Inc.	19,308	3,929,178
Camden Property Trust	2,489	280,485
Equity Residential	2,816	190,052
Invitation Homes, Inc.	3,470	113,816
Mid-America Apartment Communities, Inc.	6,268	927,727
UDR, Inc.	1,599	65,287
		9,224,929
Retail REITs–1.56%
Agree Realty Corp.	4,428	323,510
Brixmor Property Group, Inc.	11,324	294,877
Federal Realty Investment Trust	160	15,198
Regency Centers Corp.	57,283	4,080,268
Simon Property Group, Inc.	20,521	3,298,956
		8,012,809
Semiconductors & Semiconductor Equipment–1.49%
†Advanced Micro Devices, Inc.	1,242	176,240
†Astera Labs, Inc.	2,436	220,263
†Cirrus Logic, Inc.	1,135	118,329
Entegris, Inc.	1,614	130,169
Intel Corp.	13,728	307,507
Lam Research Corp.	8,700	846,858
Marvell Technology, Inc.	3,559	275,467
Microchip Technology, Inc.	2,032	142,992
Micron Technology, Inc.	2,490	306,893
NXP Semiconductors NV	1,591	347,618
†ON Semiconductor Corp.	63,561	3,331,232
Skyworks Solutions, Inc.	2,699	201,129
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,288	518,209
Texas Instruments, Inc.	3,046	632,411
Universal Display Corp.	790	122,023
		7,677,340
Software–1.33%
†Cadence Design Systems, Inc.	3,090	952,184
†Confluent, Inc. Class A	7,135	177,876
†Datadog, Inc. Class A	2,958	397,348
†Docusign, Inc.	3,527	274,718
†Fair Isaac Corp.	341	623,334
†HubSpot, Inc.	241	134,148
Microsoft Corp.	864	429,762
†Nutanix, Inc. Class A	7,921	605,481
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle Corp.	2,211	$483,391
Salesforce, Inc.	3,164	862,791
†SentinelOne, Inc. Class A	6,638	121,343
†Synopsys, Inc.	1,218	624,444
†Unity Software, Inc.	9,102	220,268
†Zoom Communications, Inc. Class A	11,858	924,687
		6,831,775
Specialized REITs–2.66%
American Tower Corp.	1,730	382,365
CubeSmart	2,786	118,405
Equinix, Inc.	807	641,944
Extra Space Storage, Inc.	2,494	367,715
Gaming & Leisure Properties, Inc.	2,117	98,822
Iron Mountain, Inc.	1,769	181,446
Millrose Properties, Inc.	9,892	282,021
Public Storage	10,804	3,170,110
SBA Communications Corp.	16,427	3,857,717
VICI Properties, Inc.	10,559	344,223
Weyerhaeuser Co.	165,522	4,252,260
		13,697,028
Specialty Retail–2.87%
†AutoNation, Inc.	942	187,128
†AutoZone, Inc.	1,088	4,038,906
Bath & Body Works, Inc.	86,548	2,592,978
Best Buy Co., Inc.	37,959	2,548,188
†Burlington Stores, Inc.	746	173,550
†Carvana Co.	1,256	423,222
†GameStop Corp. Class A	2,179	53,146
Lowe's Cos., Inc.	3,462	768,114
Murphy USA, Inc.	295	120,006
Penske Automotive Group, Inc.	840	144,320
Ross Stores, Inc.	27,745	3,539,707
†Valvoline, Inc.	4,075	154,320
		14,743,585
Technology Hardware, Storage & Peripherals–0.35%
Hewlett Packard Enterprise Co.	31,893	652,212
NetApp, Inc.	2,899	308,888
Seagate Technology Holdings PLC	3,969	572,846
Western Digital Corp.	4,045	258,840
		1,792,786
Textiles, Apparel & Luxury Goods–0.86%
†Crocs, Inc.	3,050	308,904
Ralph Lauren Corp.	14,945	4,099,115
		4,408,019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.32%
Philip Morris International, Inc.	9,037	$1,645,909
		1,645,909
Trading Companies & Distributors–0.18%
†Core & Main, Inc. Class A	5,306	320,217
Ferguson Enterprises, Inc.	2,253	490,591
WESCO International, Inc.	578	107,045
		917,853
Wireless Telecommunication Services–0.06%
Millicom International Cellular SA	7,762	290,842
		290,842
Total Common Stock (Cost $335,651,090)		482,826,279
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†Mirati Therapeutics, Inc.	3,008	$9,235
Total Rights (Cost $2,106)		9,235

MONEY MARKET FUND–5.65%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	29,071,116	29,071,116
Total Money Market Fund (Cost $29,071,116)		29,071,116

TOTAL INVESTMENTS–99.49% (Cost $364,724,312)	511,906,630
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	2,635,647
NET ASSETS APPLICABLE TO 27,664,247 SHARES OUTSTANDING–100.00%	$514,542,277
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($47,249,774 / 2,513,156 Shares)	$18.801
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($467,292,503 / 25,151,091 Shares)	$18.579
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$300,465,060
Distributable earnings/(accumulated loss)	214,077,217
TOTAL NET ASSETS	$514,542,277

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,542,897 cash collateral held at broker for futures contracts, $1,367,535 payable for fund shares redeemed, $20,983 other accrued expenses payable, $397,621 due to manager and affiliates, $2,924 variation margin due to broker on futures contracts, $16,187 payable for audit fee and $29,645 payable for fund accounting fee as of June 30, 2025.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	CME British Pound Currency Futures	$85,781	$84,565	9/15/25	$1,216	$—
1	CME Euro Foreign Exchange Currency Futures	147,950	144,339	9/15/25	3,611	—
1	CME Japanese Yen Currency Futures	87,431	87,217	9/15/25	214	—
					5,041	—
Equity Contracts:
13	CME E-mini Russell 2000 Index Futures	1,424,605	1,399,496	9/19/25	25,109	—
13	CME E-mini S&P 500 Index Futures	4,064,938	3,947,611	9/19/25	117,327	—
43	CME E-mini S&P MidCap 400 Index Futures	13,439,650	13,198,908	9/19/25	240,742	—
2	Eurex EURO STOXX 50 Futures	125,499	126,079	9/19/25	—	(580)
1	FTSE 100 Index Futures	120,649	121,663	9/19/25	—	(1,014)
					383,178	(1,594)
Total Futures Contracts					$388,219	$(1,594)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$4,999,279
Foreign taxes withheld	(1,900)
4,997,379
EXPENSES:
Management fees	1,843,846
Distribution fees-Service Class	588,590
Shareholder servicing fees	74,963
Accounting and administration expenses	67,154
Professional fees	26,491
Custodian fees	13,134
Reports and statements to shareholders	10,539
Trustees’ fees and expenses	8,079
Consulting fees	6,373
Pricing fees	2,400
Other	10,526
2,652,095
Less:
Management fees waived	(38,774)
Total operating expenses	2,613,321
NET INVESTMENT INCOME	2,384,058
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	34,064,295
Foreign currencies	(507)
Futures contracts	(26,890,138)
Net realized gain	7,173,650
Net change in unrealized appreciation (depreciation) of:
Investments	(30,380,787)
Foreign currencies	(5,264)
Futures contracts	1,640,529
Net change in unrealized appreciation (depreciation)	(28,745,522)
NET REALIZED AND UNREALIZED LOSS	(21,571,872)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,187,814)
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,384,058	$5,135,385
Net realized gain	7,173,650	71,433,950
Net change in unrealized appreciation (depreciation)	(28,745,522)	6,456,796
Net increase (decrease) in net assets resulting from operations	(19,187,814)	83,026,131
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,642,817)
Service Class	—	(27,341,705)
	—	(29,984,522)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,636,768	10,612,624
Service Class	13,485,509	13,455,857
Reinvestment of dividends and distributions:
Standard Class	—	2,642,817
Service Class	—	27,341,705
	20,122,277	54,053,003
Cost of shares redeemed:
Standard Class	(5,629,240)	(13,490,713)
Service Class	(29,580,065)	(127,455,667)
	(35,209,305)	(140,946,380)
Decrease in net assets derived from capital share transactions	(15,087,028)	(86,893,377)
NET DECREASE IN NET ASSETS	(34,274,842)	(33,851,768)
NET ASSETS:
Beginning of period	548,817,119	582,668,887
End of period	$514,542,277	$548,817,119
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$19.487	$17.847	$17.440	$22.332	$17.640	$17.492
Income (loss) from investment operations:
Net investment income[3]	0.108	0.217	0.249	0.231	0.147	0.178
Net realized and unrealized gain (loss)	(0.794)	2.525	1.750	(2.374)	4.981	0.160
Total from investment operations	(0.686)	2.742	1.999	(2.143)	5.128	0.338
Less dividends and distributions from:
Net investment income	—	(0.264)	(0.267)	(0.255)	(0.219)	(0.181)
Net realized gain	—	(0.838)	(1.325)	(2.494)	(0.217)	—
Return of capital	—	—	—	—	—	(0.009)
Total dividends and distributions	—	(1.102)	(1.592)	(2.749)	(0.436)	(0.190)
Net asset value, end of period	$18.801	$19.487	$17.847	$17.440	$22.332	$17.640
Total return[4]	(3.52% )	15.44%	12.08%	(9.17% )	29.07%	1.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,250	$47,879	$44,052	$39,492	$48,364	$41,887
Ratio of expenses to average net assets	0.78%	0.77%	0.78%	0.77%	0.76%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.79%	0.79%	0.78%	0.77%	0.79%
Ratio of net investment income to average net assets	1.15%	1.12%	1.41%	1.17%	0.71%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	1.10%	1.40%	1.16%	0.70%	1.14%
Portfolio turnover	24%	32%	27%	23%	30%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$19.281	$17.667	$17.282	$22.159	$17.507	$17.363
Income (loss) from investment operations:
Net investment income[3]	0.084	0.166	0.203	0.180	0.094	0.138
Net realized and unrealized gain (loss)	(0.786)	2.498	1.730	(2.356)	4.938	0.155
Total from investment operations	(0.702)	2.664	1.933	(2.176)	5.032	0.293
Less dividends and distributions from:
Net investment income	—	(0.212)	(0.223)	(0.207)	(0.163)	(0.142)
Net realized gain	—	(0.838)	(1.325)	(2.494)	(0.217)	—
Return of capital	—	—	—	—	—	(0.007)
Total dividends and distributions	—	(1.050)	(1.548)	(2.701)	(0.380)	(0.149)
Net asset value, end of period	$18.579	$19.281	$17.667	$17.282	$22.159	$17.507
Total return[4]	(3.64% )	15.14%	11.80%	(9.39% )	28.75%	1.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$467,293	$500,938	$538,617	$531,063	$668,840	$629,567
Ratio of expenses to average net assets	1.03%	1.02%	1.03%	1.02%	1.01%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.04%	1.04%	1.03%	1.02%	1.04%
Ratio of net investment income to average net assets	0.90%	0.87%	1.16%	0.92%	0.46%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88%	0.85%	1.15%	0.91%	0.45%	0.89%
Portfolio turnover	24%	32%	27%	23%	30%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,006 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.015% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$22,393
Legal	3,413
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,659 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$290,722
Distribution fees payable to LFD	94,335
Printing and mailing fees payable to Lincoln Life	526
Shareholder servicing fees payable to Lincoln Life	12,038
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$116,006,508
Sales	154,304,025
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$364,724,312
Aggregate unrealized appreciation of investments and derivatives	$160,646,931
Aggregate unrealized depreciation of investments and derivatives	(13,077,988)
Net unrealized appreciation of investments and derivatives	$147,568,943
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$482,734,704	$—	$91,575	$482,826,279
Rights	—	—	9,235	9,235
Money Market Fund	29,071,116	—	—	29,071,116
Total Investments	$511,805,820	$—	$100,810	$511,906,630
Derivatives:

Assets:
Futures Contracts	$388,219	$—	$—	$388,219
Liabilities:
Futures Contracts	$(1,594)	$—	$—	$(1,594)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$91,575	Last Traded Price	#	#
Rights	$9,235	Enterprise Value	Deal Terms	#
Total	$100,810
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$91,575	$—	$—	$—	$—	$—	$—	$—	$—	$91,575	$—
Rights	8,964	—	—	—	—	—	—	—	271	9,235	271
Total	$100,539	$—	$—	$—	$—	— $	$—	$—	$271	$100,810	$271
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	354,085	554,426
Service Class	732,782	702,155
Shares reinvested:
Standard Class	—	135,206
Service Class	—	1,413,556
	1,086,867	2,805,343
Shares redeemed:
Standard Class	(297,885)	(700,911)
Service Class	(1,562,066)	(6,622,371)
	(1,859,951)	(7,323,282)
Net decrease	(773,084)	(4,517,939)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$383,178	Receivables and other assets net of liabilities	$(1,594)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	5,041	Receivables and other assets net of liabilities	—
Total		$388,219		$(1,594)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(26,825,761)	$1,628,811
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(64,377)	11,718
Total		$(26,890,138)	$1,640,529
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,492,182	$20,980,564
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-18

LVIP JPMorgan Short Duration Bond Fund
(formerly, LVIP Macquarie Limited-Term Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan Short Duration Bond Fund

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–10.57%
Federal Home Loan Mortgage Corp. Reference REMICS Series R007 Class ZA 6.00% 5/15/36	3,025,793	$3,158,523
Federal Home Loan Mortgage Corp. REMICS
Series 2733 Class ME 5.00% 1/15/34	989,705	1,005,821
Series 2777 Class PG 5.00% 4/15/34	2,733,400	2,786,999
Series 2950 Class LH 5.50% 3/15/35	2,287,271	2,367,104
Series 3228 Class PG 5.50% 10/15/36	1,386,226	1,436,342
Series 3256 Class KE 5.50% 12/15/36	1,330,483	1,378,111
Series 4248 Class HZ 3.00% 9/15/33	1,588,465	1,527,463
Series 4283 Class TZ 3.50% 12/15/33	5,297,521	5,176,007
Series 4483 Class CA 3.00% 6/15/44	1,187,231	1,143,360
Series 4507 Class ED 3.00% 8/15/44	1,868,589	1,787,165
Series 4669 Class QU 4.50% 9/15/44	1,626,815	1,629,788
Series 4680 Class PA 3.00% 3/15/46	3,183,848	3,029,921
Series 4767 Class LA 3.50% 8/15/46	2,474,327	2,427,958
Series 5092 Class WG 1.00% 4/25/31	7,262,303	6,767,295
Series 5334 Class GA 6.00% 7/25/45	2,973,603	3,027,892
Series 5401 Class VD 6.00% 1/25/35	4,332,705	4,469,109
Series 5422 Class CA 5.50% 5/25/49	5,638,893	5,653,309
Series 5534 Class DA 5.00% 4/25/52	3,884,553	3,862,788
Series 5536 Class PA 5.00% 5/25/54	4,918,131	4,919,650
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 6.16% (30 day USD SOFR Average + 1.85%) 11/25/43	2,266,962	2,293,556
Series 2024-DNA3 Class M1 5.31% (30 day USD SOFR Average + 1.00%) 10/25/44	1,383,413	1,384,167
Series 2025-DNA1 Class M2 5.66% (30 day USD SOFR Average + 1.35%) 1/25/45	3,600,000	3,595,854
Series 2025-DNA2 Class A1 5.41% (30 day USD SOFR Average + 1.10%) 5/25/45	3,368,750	3,374,128
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 Class 2A 6.50% 2/25/43	424	$429
Series T-58 Class 2A 6.50% 9/25/43	5,618	5,897
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.81% (30 day USD SOFR Average + 1.50%) 10/25/43	1,596,810	1,603,145
Series 2025-R01 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 1/25/45	1,570,000	1,571,203
Series 2025-R02 Class 1M2 5.91% (30 day USD SOFR Average + 1.60%) 2/25/45	2,640,000	2,648,077
•Federal National Mortgage Association Grantor Trust Series 2001-T5 Class A2 7.00% 6/19/41	5,117	5,178
Federal National Mortgage Association REMICS
Series 2005-106 Class XZ 5.50% 12/25/35	1,231,026	1,287,641
Series 2005-29 Class ZE 5.50% 4/25/35	1,531,620	1,572,351
Series 2010-118 Class KH 3.50% 10/25/40	1,705,331	1,677,501
Series 2011-98 Class BY 4.00% 10/25/31	2,937,391	2,919,089
Series 2012-98 Class ZP 6.00% 9/25/42	2,730,536	2,909,442
Series 2015-28 Class P 2.50% 5/25/45	8,891,556	8,357,417
Series 2020-89 Class A 3.50% 6/25/41	2,115,085	2,053,254
Series 2023-12 Class GB 6.00% 6/25/45	3,171,563	3,225,830
Series 2023-42 Class B 6.00% 7/25/45	3,973,119	4,049,928
Series 2023-61 Class G 5.50% 1/25/49	2,078,537	2,089,697
Series 2024-13 Class A 5.50% 5/25/44	4,881,103	4,917,413
Government National Mortgage Association REMICS Series 2024-84 Class BA 5.75% 11/20/45	4,649,134	4,684,988
Total Agency Collateralized Mortgage Obligations (Cost $113,712,645)		113,780,790
LVIP JPMorgan Short Duration Bond Fund-1

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.21%
•FREMF Mortgage Trust Series 2020-K737 Class C 3.44% 1/25/53	2,315,000	$2,261,663
Total Agency Commercial Mortgage-Backed Security (Cost $2,254,774)		2,261,663
AGENCY MORTGAGE-BACKED SECURITIES–13.91%
Federal Home Loan Mortgage Corp.
2.00% 8/1/32	4,021,993	3,872,906
3.00% 10/1/35	4,340,753	4,126,137
3.00% 5/1/36	10,933,030	10,373,705
5.50% 9/1/41	1,111,302	1,146,070
6.00% 3/1/39	2,884,174	2,989,626
Federal National Mortgage Association
2.00% 7/1/32	4,193,073	4,018,784
2.50% 2/1/32	2,047,235	1,969,833
2.50% 2/1/35	4,867,166	4,702,135
2.50% 8/1/36	2,370,294	2,215,101
3.00% 10/1/35	15,605,989	14,827,279
3.00% 11/1/35	7,480,667	7,113,529
3.00% 5/1/36	17,708,797	16,812,495
3.50% 12/1/31	4,360,399	4,277,866
3.50% 5/1/32	1,381,707	1,353,677
4.00% 11/1/38	3,362,597	3,322,064
4.36% 5/1/30	4,000,000	4,010,896
4.50% 7/1/40	166,800	165,567
4.50% 8/1/41	385,078	383,253
4.50% 2/1/46	3,089,326	3,062,285
4.50% 5/1/46	298,097	297,205
4.50% 4/1/48	1,721,290	1,724,604
4.50% 1/1/50	780,343	775,629
4.62% 4/1/29	3,493,306	3,551,192
4.83% 2/1/30	4,457,000	4,564,919
5.00% 6/1/39	3,552,649	3,600,887
5.00% 7/1/47	326,597	330,765
5.03% 1/1/30	3,607,000	3,703,309
5.05% 3/1/29	4,816,000	4,943,142
5.15% 3/1/30	3,400,000	3,522,949
5.29% 5/1/30	3,060,000	3,178,654
5.30% 3/1/29	2,324,835	2,408,038
5.50% 5/1/44	5,957,536	6,148,437
6.00% 3/1/39	5,044,358	5,192,691
6.00% 5/1/40	2,679,696	2,774,122
6.00% 1/1/42	653,053	684,555
6.00% 8/1/54	11,362,118	11,552,551
Total Agency Mortgage-Backed Securities (Cost $149,575,421)		149,696,857
CORPORATE BONDS–23.47%
Aerospace & Defense–0.51%
RTX Corp. 5.75% 11/8/26	5,355,000	5,453,867
		5,453,867
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.32%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	$3,411,785
		3,411,785
Auto Manufacturers–0.50%
Hyundai Capital America 4.90% 6/23/28	5,340,000	5,378,336
		5,378,336
Banks–12.15%
μAIB Group PLC 6.61% 9/13/29	4,000,000	4,231,811
μBank of America Corp.
4.95% 7/22/28	5,000,000	5,057,612
5.16% 1/24/31	2,475,000	2,536,750
5.82% 9/15/29	2,670,000	2,781,387
μBank of New York Mellon Corp.
4.94% 2/11/31	1,955,000	1,996,385
5.80% 10/25/28	2,167,000	2,243,796
μBNP Paribas SA 4.79% 5/9/29	5,000,000	5,025,531
BPCE SA
3.50% 10/23/27	2,745,000	2,684,570
5.13% 1/18/28	1,065,000	1,085,448
μCaixaBank SA 4.63% 7/3/29	3,520,000	3,528,767
μCanadian Imperial Bank of Commerce 4.86% 3/30/29	5,000,000	5,053,785
Citibank NA
5.44% 4/30/26	1,315,000	1,325,203
5.49% 12/4/26	1,160,000	1,178,372
μCitigroup, Inc.
4.64% 5/7/28	5,000,000	5,013,253
4.79% 3/4/29	5,000,000	5,035,910
μDeutsche Bank AG
6.72% 1/18/29	708,000	743,735
6.82% 11/20/29	1,440,000	1,535,935
μFifth Third Bank NA 4.97% 1/28/28	2,810,000	2,830,574
μGoldman Sachs Group, Inc.
4.94% 4/23/28	5,000,000	5,038,969
5.22% 4/23/31	2,540,000	2,603,935
μHSBC Holdings PLC 5.13% 11/19/28	5,000,000	5,063,586
μLloyds Banking Group PLC
4.82% 6/13/29	2,000,000	2,018,024
5.72% 6/5/30	1,210,000	1,256,648
μMorgan Stanley
5.19% 4/17/31	1,715,000	1,758,097
6.14% 10/16/26	12,400,000	12,453,333
6.30% 10/18/28	1,854,000	1,931,267
6.41% 11/1/29	694,000	735,100
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,026,914
NatWest Markets PLC 4.79% 3/21/28	5,000,000	5,055,860
LVIP JPMorgan Short Duration Bond Fund-2

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μPNC Financial Services Group, Inc.
5.22% 1/29/31	2,670,000	$2,740,129
5.30% 1/21/28	2,240,000	2,273,658
μSociete Generale SA 5.25% 5/22/29	2,940,000	2,975,897
State Street Corp.
4.83% 4/24/30	1,170,000	1,191,703
4.99% 3/18/27	2,080,000	2,110,102
Swedbank AB 5.41% 3/14/29	2,055,000	2,119,075
Toronto-Dominion Bank 4.57% 6/2/28	2,655,000	2,674,558
μU.S. Bancorp
4.65% 2/1/29	223,000	224,447
5.05% 2/12/31	1,950,000	1,985,010
5.38% 1/23/30	650,000	669,252
5.73% 10/21/26	243,000	243,815
6.79% 10/26/27	1,000,000	1,029,422
μUBS Group AG 4.75% 5/12/28	5,000,000	5,029,168
μWells Fargo & Co.
4.81% 7/25/28	5,000,000	5,042,149
5.24% 1/24/31	1,490,000	1,528,498
5.71% 4/22/28	5,000,000	5,108,578
		130,776,018
Biotechnology–0.99%
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	10,619,344
		10,619,344
Computers–0.35%
Accenture Capital, Inc. 4.05% 10/4/29	3,830,000	3,805,184
		3,805,184
Diversified Financial Services–1.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,248,004
5.10% 1/19/29	5,820,000	5,923,907
Air Lease Corp. 2.88% 1/15/26	755,000	747,307
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,621,632
3.50% 11/1/27	2,410,000	2,348,471
Avolon Holdings Funding Ltd. 4.95% 1/15/28	1,390,000	1,397,261
		15,286,582
Electric–2.37%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,698,001
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,331,752
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	$2,998,546
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,534,534
National Rural Utilities Cooperative Finance Corp.
4.45% 3/13/26	2,045,000	2,045,859
4.80% 3/15/28	1,570,000	1,595,006
Southern Co. 4.85% 6/15/28	4,825,000	4,907,908
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	7,355,088	7,394,875
		25,506,481
Food–0.36%
Mars, Inc. 4.80% 3/1/30	2,560,000	2,593,792
Sysco Corp. 5.10% 9/23/30	1,195,000	1,224,308
		3,818,100
Insurance–1.07%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,583,450
Jackson National Life Global Funding 4.70% 6/5/28	2,785,000	2,802,414
Mutual of Omaha Cos Global Funding 4.51% 6/9/28	3,740,000	3,755,675
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,617,746
Northwestern Mutual Global Funding 4.96% 1/13/30	685,000	699,424
		11,458,709
Internet–0.11%
Meta Platforms, Inc. 4.30% 8/15/29	1,170,000	1,180,667
		1,180,667
Mining–0.25%
Rio Tinto Finance USA PLC 4.50% 3/14/28	2,700,000	2,721,265
		2,721,265
Miscellaneous Manufacturing–0.42%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,465,939
		4,465,939
Pharmaceuticals–0.25%
AbbVie, Inc. 4.80% 3/15/29	2,640,000	2,691,769
		2,691,769
Pipelines–0.65%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,856,142
LVIP JPMorgan Short Duration Bond Fund-3

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc. 5.10% 8/1/29	2,140,000	$2,183,646
		7,039,788
Real Estate Investment Trusts–0.42%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,565,149
		4,565,149
Semiconductors–0.47%
Broadcom, Inc. 5.05% 7/12/29	4,460,000	4,567,123
Marvell Technology, Inc. 4.75% 7/15/30	515,000	517,280
		5,084,403
Software–0.41%
Oracle Corp.
5.80% 11/10/25	2,780,000	2,791,176
6.15% 11/9/29	1,530,000	1,632,505
		4,423,681
Telecommunications–0.45%
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,799,355
		4,799,355
Total Corporate Bonds (Cost $249,729,897)		252,486,422
NON-AGENCY ASSET-BACKED SECURITIES–21.78%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 5.22% (3 mo. USD Term SOFR + 0.95%) 1/21/35	2,150,000	2,153,950
American Credit Acceptance Receivables Trust
Series 2025-1 Class C 5.09% 8/12/31	3,500,000	3,532,233
Series 2025-2 Class C 5.11% 3/12/31	4,000,000	4,028,624
ARI Fleet Lease Trust
Series 2024-B Class A2 5.54% 4/15/33	4,560,606	4,588,956
Series 2025-A Class B 4.70% 1/17/34	2,500,000	2,495,660
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class B 1.63% 8/20/27	3,000,000	2,909,860
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 5.25% (3 mo. USD Term SOFR + 0.98%) 1/22/35	2,600,000	2,607,038
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.63% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,700,000	1,702,280
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A Class A1AR 5.63% (3 mo. USD Term SOFR + 1.36%) 1/20/31	451,599	$451,808
Bridgecrest Lending Auto Securitization Trust
Series 2025-2 Class B 4.81% 8/15/29	2,000,000	2,007,503
Series 2025-2 Class C 5.17% 3/17/31	1,000,000	1,009,761
Series 2025-2 Class D 5.62% 3/17/31	2,250,000	2,276,165
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 5.27% (3 mo. USD Term SOFR + 1.01%) 10/15/34	1,100,000	1,100,220
•Canyon CLO Ltd. Series 2020-2A Class AR2 5.29% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,600,000	1,590,262
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1 5.64% (3 mo. USD Term SOFR + 1.31%) 5/15/31	740,132	740,639
Carvana Auto Receivables Trust Series 2024-N3 Class B 4.67% 12/10/30	4,860,000	4,864,772
•CBAM Ltd. Series 2020-13A Class A 5.96% (3 mo. USD Term SOFR + 1.69%) 1/20/34	7,000,000	7,004,914
Drive Auto Receivables Trust
Series 2024-2 Class C 4.67% 5/17/32	2,300,000	2,302,857
Series 2025-1 Class B 4.79% 9/15/32	4,250,000	4,273,216
•Dryden 83 CLO Ltd. Series 2020-83A Class AR 5.80% (3 mo. USD Term SOFR + 1.53%) 4/18/37	4,750,000	4,765,756
Enterprise Fleet Financing LLC
Series 2022-2 Class A2 4.65% 5/21/29	21,557	21,544
Series 2023-3 Class A2 6.40% 3/20/30	3,446,161	3,497,911
Exeter Automobile Receivables Trust
Series 2025-2A Class C 5.16% 7/15/31	4,435,000	4,484,746
Series 2025-3A Class B 4.86% 2/15/30	1,915,000	1,931,750
FHF Issuer Trust Series 2025-1A Class A2 4.92% 2/15/31	2,000,000	2,006,096
Ford Credit Auto Owner Trust Series 2022-A Class B 1.91% 7/15/27	4,800,000	4,740,192
LVIP JPMorgan Short Duration Bond Fund-4

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	9,000,000	$9,158,958
GLS Auto Receivables Issuer Trust Series 2025-2A Class C 5.11% 1/15/31	3,750,000	3,792,015
•HalseyPoint CLO 5 Ltd. Series 2021-5A Class A1A 5.75% (3 mo. USD Term SOFR + 1.47%) 1/30/35	4,000,000	4,005,200
Hertz Vehicle Financing III LLC Series 2025-3A Class A 5.06% 12/26/29	3,750,000	3,766,406
Hilton Grand Vacations Trust Series 2025-1A Class A 4.88% 5/27/42	2,690,000	2,716,205
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	10,000,000	10,088,215
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3 4.62% 4/17/28	5,500,000	5,525,705
•Jamestown CLO XVII Ltd. Series 2021-17A Class AR 5.50% (1.20% minus 3 mo. USD Term SOFR) 1/25/35	3,000,000	3,000,000
•Magnetite XL Ltd. Series 2024-40A Class A1 5.71% (3 mo. USD Term SOFR + 1.45%) 7/15/37	5,000,000	5,015,450
Mariner Finance Issuance Trust Series 2025-AA Class A 4.98% 5/20/38	3,500,000	3,547,490
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A Class AR 5.21% (3 mo. USD Term SOFR + 0.95%) 7/16/35	1,150,000	1,146,550
New Residential Mortgage Loan Trust Series 2022-SFR1 Class B 2.85% 2/17/39	2,000,000	1,931,746
•NextGear Floorplan Master Owner Trust Series 2024-1A Class A1 5.20% (30 day USD SOFR Average + 0.90%) 3/15/29	11,000,000	11,027,218
OCCU Auto Receivables Trust Series 2023-1A Class A2 6.23% 4/15/27	200,852	200,996
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 5.26% (3 mo. USD Term SOFR + 0.99%) 7/20/34	2,300,000	2,306,146
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Oportun Issuance Trust Series 2025-B Class A 4.88% 5/9/33	4,000,000	$4,019,467
PFS Financing Corp.
Series 2024-B Class A 4.95% 2/15/29	8,900,000	8,986,566
•Series 2025-A Class A 4.95% (30 day USD SOFR Average + 0.65%) 1/15/29	11,500,000	11,494,296
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	3,200,000	3,209,820
Prestige Auto Receivables Trust Series 2024-2A Class C 4.73% 10/15/29	3,815,000	3,808,609
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	6,550,000	6,654,534
Sierra Timeshare Receivables Funding LLC
Series 2024-1A Class B 5.35% 1/20/43	1,464,262	1,473,929
Series 2024-2A Class B 5.29% 6/20/41	2,424,372	2,439,042
Stream Innovations Issuer Trust Series 2025-1A Class A 5.05% 9/15/45	3,335,000	3,358,970
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A 3.82% 4/25/35	11,490,000	11,409,987
Toyota Auto Receivables Owner Trust Series 2024-A Class A3 4.83% 10/16/28	1,200,000	1,207,148
United Auto Credit Securitization Trust Series 2025-1 Class B 5.05% 2/10/28	1,222,000	1,222,911
Verdant Receivables LLC Series 2025-1A Class A3 4.96% 5/12/33	2,000,000	2,023,688
Verizon Master Trust
Series 2024-3 Class A1A 5.34% 4/22/30	5,500,000	5,615,939
Series 2025-1 Class B 4.94% 1/21/31	5,000,000	5,044,333
Veros Auto Receivables Trust Series 2025-1 Class A 5.31% 9/15/28	1,837,570	1,839,800
Westlake Automobile Receivables Trust
Series 2024-3A Class C 4.92% 11/15/29	3,500,000	3,516,337
Series 2025-1A Class D 5.54% 11/15/30	3,000,000	3,045,927
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	5,100,000	5,124,863
LVIP JPMorgan Short Duration Bond Fund-5

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust
Series 2022-D Class A3 5.61% 2/15/28	25,439	$25,534
Series 2023-C Class A3 5.15% 11/15/28	5,411,190	5,434,808
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 5.40% (3 mo. USD Term SOFR + 1.13%) 10/20/34	3,100,000	3,086,406
Total Non-Agency Asset-Backed Securities (Cost $233,010,413)		234,359,927
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.71%
φOBX Trust Series 2023-NQM8 Class A1 7.05% 9/25/63	2,806,224	2,845,001
φVerus Securitization Trust Series 2023-6 Class A1 6.67% 9/25/68	4,738,311	4,786,812
Total Non-Agency Collateralized Mortgage Obligations (Cost $7,544,411)		7,631,813
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.71%
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	2,000,000	1,823,372
CD Mortgage Trust Series 2019-CD8 Class A4 2.91% 8/15/57	5,000,000	4,584,522
•FREMF K-100 Mortgage Trust Series 2019-K100 Class B 3.61% 11/25/52	5,000,000	4,765,845
•FREMF Mortgage Trust
Series 2018-K80 Class B 4.38% 8/25/50	3,000,000	2,946,503
Series 2018-K86 Class B 4.44% 11/25/51	4,340,000	4,288,515
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $18,485,122)		18,408,757
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–20.16%
U.S. Treasury Notes
3.75% 4/30/27	4,745,000	$4,744,259
3.88% 6/15/28	36,675,000	36,869,836
4.13% 2/28/27	79,432,300	79,844,975
4.25% 2/15/28	94,155,000	95,427,563
Total U.S. Treasury Obligations (Cost $215,253,915)		216,886,633

	Number of Shares
MONEY MARKET FUND–7.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	85,137,384	85,137,384
Total Money Market Fund (Cost $85,137,384)		85,137,384

	Principal Amount°
SHORT-TERM INVESTMENTS—2.85%
U.S. Treasury Obligations–2.85%
≠U.S. Treasury Bills
0.01% 7/24/25	2,152,000	2,146,274
0.01% 5/14/26	29,455,000	28,460,325
Total Short-Term Investments (Cost $30,579,702)		30,606,599

TOTAL INVESTMENTS–103.28% (Cost $1,105,283,684)	1,111,256,845

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.28%)	(35,259,102)
NET ASSETS APPLICABLE TO 113,151,744 SHARES OUTSTANDING–100.00%	$1,075,997,743
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SHORT DURATION BOND FUND STANDARD CLASS ($195,575,427 / 20,442,660 Shares)	$9.567
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SHORT DURATION BOND FUND SERVICE CLASS ($880,422,316 / 92,709,084 Shares)	$9.497
LVIP JPMorgan Short Duration Bond Fund-6

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,135,339,721
Distributable earnings/(accumulated loss)	(59,341,978)
TOTAL NET ASSETS	$1,075,997,743

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
≠The rate shown is the effective yield at the time of purchase.

★Includes $23,387 expense reimbursement receivable from Lincoln Financial Investments Corporation, $46,443,022 payable for securities purchased, $145,289 payable for fund shares redeemed, $21,575 other accrued expenses payable, $617,333 due to manager and affiliates,
$145,533 variation margin due to broker on futures contracts, $28,442 payable for audit fee and $30,274 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(80)	CBOT 10 Year U.S. Treasury Notes Futures	$(8,970,000)	$(8,794,245)	9/19/25	$—	$(175,755)
1,492	CBOT 2 Year U.S. Treasury Notes Futures	310,370,970	309,208,768	9/30/25	1,162,201	—
(1,290)	CBOT 5 Year U.S. Treasury Notes Futures	(140,610,000)	(138,961,033)	9/30/25	—	(1,648,967)
(25)	CBOT U.S. Long Bond Futures	(2,886,719)	(2,769,598)	9/19/25	—	(117,120)
(12)	Ultra 10 Year U.S. Treasury Notes Futures	(1,371,188)	(1,337,145)	9/19/25	—	(34,043)
Total Futures Contracts					$1,162,201	$(1,975,885)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CA–Credit Agricole
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
HSBC–Hong Kong and Shanghai Banking Corporation
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-7

LVIP JPMorgan Short Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$24,702,002
EXPENSES:
Management fees	2,630,019
Distribution fees-Service Class	1,349,277
Shareholder servicing fees	157,506
Accounting and administration expenses	100,417
Professional fees	44,644
Reports and statements to shareholders	22,581
Trustees’ fees and expenses	16,355
Pricing fees	8,548
Custodian fees	5,271
Consulting fees	4,943
Other	12,666
4,352,227
Less:
Management fees waived	(107,116)
Expenses reimbursed	(124,391)
Total operating expenses	4,120,720
NET INVESTMENT INCOME	20,581,282
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	83,140
Futures contracts	(485,584)
Swap contracts	(150,528)
Net realized loss	(552,972)
Net change in unrealized appreciation (depreciation) of:
Investments	9,439,675
Futures contracts	(795,910)
Net change in unrealized appreciation (depreciation)	8,643,765
NET REALIZED AND UNREALIZED GAIN	8,090,793
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,672,075
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Short Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,581,282	$40,814,924
Net realized gain (loss)	(552,972)	5,591,184
Net change in unrealized appreciation (depreciation)	8,643,765	(1,285,267)
Net increase in net assets resulting from operations	28,672,075	45,120,841
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,259,540)
Service Class	—	(34,820,121)
	—	(42,079,661)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	33,339,049	41,447,582
Service Class	25,338,038	94,324,045
Reinvestment of dividends and distributions:
Standard Class	—	7,259,540
Service Class	—	34,820,121
	58,677,087	177,851,288
Cost of shares redeemed:
Standard Class	(27,617,156)	(40,407,806)
Service Class	(105,927,653)	(145,671,937)
	(133,544,809)	(186,079,743)
Decrease in net assets derived from capital share transactions	(74,867,722)	(8,228,455)
NET DECREASE IN NET ASSETS	(46,195,647)	(5,187,275)
NET ASSETS:
Beginning of period	1,122,193,390	1,127,380,665
End of period	$1,075,997,743	$1,122,193,390
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-8

LVIP JPMorgan Short Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Short Duration Bond Fund Standard Class
	Six Months Ended 6/30/25[1,2] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[3]	12/31/20[3]
Net asset value, beginning of period	$9.308	$9.294	$9.173	$9.818	$10.060	$9.820
Income (loss) from investment operations:
Net investment income[4]	0.189	0.364	0.294	0.170	0.109	0.120
Net realized and unrealized gain (loss)	0.070	0.034	0.165	(0.574)	(0.176)	0.300
Total from investment operations	0.259	0.398	0.459	(0.404)	(0.067)	0.420
Less dividends and distributions from:
Net investment income	—	(0.384)	(0.338)	(0.241)	(0.174)	(0.180)
Return of capital	—	—	—	—	(0.001)	— [5]
Total dividends and distributions	—	(0.384)	(0.338)	(0.241)	(0.175)	(0.180)
Net asset value, end of period	$9.567	$9.308	$9.294	$9.173	$9.818	$10.060
Total return[6]	2.78%	4.30%	5.00%	(4.12% )	(0.67% )	4.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,576	$184,638	$175,888	$160,489	$180,707	$169,526
Ratio of expenses to average net assets	0.51%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.55%	0.55%	0.55%	0.54%	0.53%	0.54%
Ratio of net investment income to average net assets	4.04%	3.84%	3.15%	1.79%	1.09%	1.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.00%	3.82%	3.13%	1.78%	1.09%	1.25%
Portfolio turnover	129%	141%	123%	122%	274%	196%

[1]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]	Amount is less than $(0.005) per share.
[6]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-9

LVIP JPMorgan Short Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Short Duration Bond Fund Service Class
	Six Months Ended 6/30/25[1,2] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[3]	12/31/20[3]
Net asset value, beginning of period	$9.254	$9.241	$9.122	$9.762	$10.000	$9.750
Income (loss) from investment operations:
Net investment income[4]	0.174	0.333	0.265	0.141	0.079	0.090
Net realized and unrealized gain (loss)	0.069	0.035	0.162	(0.571)	(0.183)	0.310
Total from investment operations	0.243	0.368	0.427	(0.430)	(0.104)	0.400
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.308)	(0.210)	(0.133)	(0.150)
Return of capital	—	—	—	—	(0.001)	— [5]
Total dividends and distributions	—	(0.355)	(0.308)	(0.210)	(0.134)	(0.150)
Net asset value, end of period	$9.497	$9.254	$9.241	$9.122	$9.762	$10.000
Total return[6]	2.63%	3.99%	4.68%	(4.40% )	(1.04% )	4.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$880,422	$937,555	$951,493	$990,680	$1,221,710	$1,243,718
Ratio of expenses to average net assets	0.81%	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.85%	0.85%	0.84%	0.83%	0.84%
Ratio of net investment income to average net assets	3.74%	3.54%	2.85%	1.49%	0.79%	0.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.70%	3.52%	2.83%	1.48%	0.79%	0.95%
Portfolio turnover	129%	141%	123%	122%	274%	196%

[1]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]	Amount is less than $(0.005) per share.
[6]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-10

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Short Duration Bond Fund (formerly, LVIP Macquarie Limited-Term Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP JPMorgan Short Duration Bond Fund-11

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.500% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.450% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   Effective May 1, 2025, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.06% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.47% of the Fund’s average daily net assets for the Standard Class and 0.77% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI. Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.53% the Fund’s average daily net assets for the Standard Class and 0.83% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP JPMorgan Short Duration Bond Fund-12

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$180,474	$196,789	$227,236	$604,499
Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$46,508
Legal	7,088
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,244 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$23,387
Management fees payable to LFI	374,004
Distribution fees payable to LFD	216,292
Printing and mailing fees payable to Lincoln Life	1,518
Shareholder servicing fees payable to Lincoln Life	25,519
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$275,862,967
Purchases of U.S. government securities	1,074,127,123
Sales other than U.S. government securities	333,409,834
Sales of U.S. government securities	1,142,356,812
LVIP JPMorgan Short Duration Bond Fund-13

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,105,283,684
Aggregate unrealized appreciation of investments and derivatives	$8,888,108
Aggregate unrealized depreciation of investments and derivatives	(3,728,631)
Net unrealized appreciation of investments and derivatives	$5,159,477
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Short Duration Bond Fund-14

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$113,780,790	$—	$113,780,790
Agency Commercial Mortgage-Backed Security	—	2,261,663	—	2,261,663
Agency Mortgage-Backed Securities	—	149,696,857	—	149,696,857
Corporate Bonds	—	252,486,422	—	252,486,422
Non-Agency Asset-Backed Securities	—	234,359,927	—	234,359,927
Non-Agency Collateralized Mortgage Obligations	—	7,631,813	—	7,631,813
Non-Agency Commercial Mortgage-Backed Securities	—	18,408,757	—	18,408,757
U.S. Treasury Obligations	—	216,886,633	—	216,886,633
Money Market Fund	85,137,384	—	—	85,137,384
Short-Term Investments	—	30,606,599	—	30,606,599
Total Investments	$85,137,384	$1,026,119,461	$—	$1,111,256,845
Derivatives:

Assets:
Futures Contract	$1,162,201	$—	$—	$1,162,201
Liabilities:
Futures Contracts	$(1,975,885)	$—	$—	$(1,975,885)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	3,530,862	4,392,515
Service Class	2,698,551	10,074,331
Shares reinvested:
Standard Class	—	781,677
Service Class	—	3,771,212
	6,229,413	19,019,735
Shares redeemed:
Standard Class	(2,924,075)	(4,262,926)
Service Class	(11,307,309)	(15,489,437)
	(14,231,384)	(19,752,363)
Net decrease	(8,001,971)	(732,628)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP JPMorgan Short Duration Bond Fund-15

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$1,162,201	Liabilities net of receivables and other assets	$(1,975,885)
LVIP JPMorgan Short Duration Bond Fund-16

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(485,584)	$(795,910)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(150,528)	—
Total		$(636,112)	$(795,910)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$127,582,422	$62,224,054
CDS contracts (average notional value)	—	1,200,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP JPMorgan Short Duration Bond Fund-17

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Short Duration Bond Fund-18

LVIP JPMorgan Small Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.00%
Aerospace & Defense–1.06%
†Archer Aviation, Inc. Class A	20,199	$219,159
Moog, Inc. Class A	2,255	408,088
Park Aerospace Corp.	3,956	58,430
†Rocket Lab Corp.	13,556	484,898
†StandardAero, Inc.	6,891	218,100
†V2X, Inc.	12,326	598,427
		1,987,102
Air Freight & Logistics–0.06%
†Radiant Logistics, Inc.	18,242	110,911
		110,911
Automobile Components–1.74%
†Adient PLC	22,830	444,272
Dana, Inc.	35,103	602,016
Garrett Motion, Inc.	36,062	379,012
†Goodyear Tire & Rubber Co.	43,324	449,270
†Modine Manufacturing Co.	10,277	1,012,284
Phinia, Inc.	8,496	377,987
		3,264,841
Banks–10.17%
Amalgamated Financial Corp.	3,202	99,902
Amerant Bancorp, Inc.	1,605	29,259
Ameris Bancorp	11,490	743,403
Associated Banc-Corp.	3,505	85,487
Atlantic Union Bankshares Corp.	2,221	69,473
†Axos Financial, Inc.	6,111	464,680
Banc of California, Inc.	25,057	352,051
†Bancorp, Inc.	3,026	172,391
Bank of NT Butterfield & Son Ltd.	25,368	1,123,295
BankUnited, Inc.	4,465	158,909
BayCom Corp.	708	19,619
†Bridgewater Bancshares, Inc.	1,098	17,469
Brookline Bancorp, Inc.	5,926	62,519
Burke & Herbert Financial Services Corp.	873	52,144
Business First Bancshares, Inc.	8,639	212,951
Byline Bancorp, Inc.	12,187	325,759
Cadence Bank	3,976	127,152
Capital City Bank Group, Inc.	1,048	41,239
Capitol Federal Financial, Inc.	6,415	39,132
Central Pacific Financial Corp.	2,770	77,643
ChoiceOne Financial Services, Inc.	1,835	52,665
CNB Financial Corp.	5,420	123,901
ConnectOne Bancorp, Inc.	18,494	428,321
†Customers Bancorp, Inc.	13,478	791,698
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Dime Community Bancshares, Inc.	2,281	$61,450
Eastern Bankshares, Inc.	37,873	578,321
Enterprise Financial Services Corp.	10,861	598,441
Equity Bancshares, Inc. Class A	11,821	482,297
FB Financial Corp.	2,114	95,764
Financial Institutions, Inc.	12,252	314,631
First BanCorp	24,122	502,461
First Financial Corp.	4,080	221,095
First Interstate BancSystem, Inc. Class A	1,702	49,052
First Merchants Corp.	10,238	392,115
First Mid Bancshares, Inc.	6,573	246,422
Hancock Whitney Corp.	5,218	299,513
Hanmi Financial Corp.	13,533	333,994
HBT Financial, Inc.	798	20,118
Heritage Commerce Corp.	37,534	372,713
Hilltop Holdings, Inc.	7,825	237,489
HomeTrust Bancshares, Inc.	1,103	41,263
Independent Bank Corp.	2,568	161,489
Mercantile Bank Corp.	5,454	253,120
†Metropolitan Bank Holding Corp.	3,637	254,590
Mid Penn Bancorp, Inc.	695	19,599
MidWestOne Financial Group, Inc.	4,205	120,978
Northrim BanCorp, Inc.	1,368	127,580
OceanFirst Financial Corp.	26,695	470,099
OFG Bancorp	9,475	405,530
Old National Bancorp	34,836	743,400
Old Second Bancorp, Inc.	20,820	369,347
Origin Bancorp, Inc.	4,221	150,859
Pathward Financial, Inc.	12,137	960,279
Peapack-Gladstone Financial Corp.	2,297	64,890
Pinnacle Financial Partners, Inc.	629	69,448
QCR Holdings, Inc.	7,175	487,183
Renasant Corp.	7,728	277,667
Seacoast Banking Corp. of Florida	8,740	241,399
SmartFinancial, Inc.	1,186	40,063
South Plains Financial, Inc.	13,427	483,909
Southern Missouri Bancorp, Inc.	1,437	78,719
Southside Bancshares, Inc.	3,913	115,160
SouthState Corp.	1,373	126,357
†Texas Capital Bancshares, Inc.	3,015	239,391
Towne Bank	6,917	236,423
TriCo Bancshares	3,864	156,453
Trustmark Corp.	1,446	52,721
UMB Financial Corp.	3,829	402,658
LVIP JPMorgan Small Cap Core Fund-1

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
United Bankshares, Inc.	3,054	$111,257
United Community Banks, Inc.	2,517	74,981
Unity Bancorp, Inc.	2,486	117,041
Univest Financial Corp.	4,961	149,028
Veritex Holdings, Inc.	14,266	372,343
WesBanco, Inc.	4,884	154,481
Wintrust Financial Corp.	2,810	348,384
WSFS Financial Corp.	1,820	100,100
		19,055,127
Beverages–0.24%
Primo Brands Corp. Class A	5,770	170,907
†Vita Coco Co., Inc.	7,931	286,309
		457,216
Biotechnology–7.86%
†ACADIA Pharmaceuticals, Inc.	16,054	346,285
†Akero Therapeutics, Inc.	15,547	829,588
†Alkermes PLC	22,962	656,943
†Amicus Therapeutics, Inc.	49,203	281,933
†Arcutis Biotherapeutics, Inc.	35,979	504,426
†Avidity Biosciences, Inc.	16,670	473,428
†BioCryst Pharmaceuticals, Inc.	36,350	325,696
†Bridgebio Pharma, Inc.	2,890	124,790
†Catalyst Pharmaceuticals, Inc.	19,222	417,117
†Celldex Therapeutics, Inc.	4,628	94,180
†Crinetics Pharmaceuticals, Inc.	13,391	385,125
†Dynavax Technologies Corp.	26,008	257,999
†Halozyme Therapeutics, Inc.	18,753	975,531
†Immunome, Inc.	43,917	408,428
†Insmed, Inc.	11,105	1,117,607
†Janux Therapeutics, Inc.	12,393	286,278
†Kymera Therapeutics, Inc.	13,193	575,743
†Madrigal Pharmaceuticals, Inc.	2,325	703,638
†Mirum Pharmaceuticals, Inc.	14,452	735,462
†ORIC Pharmaceuticals, Inc.	58,841	597,236
†Protagonist Therapeutics, Inc.	20,124	1,112,254
†PTC Therapeutics, Inc.	5,037	246,007
†Revolution Medicines, Inc.	18,024	663,103
†Scholar Rock Holding Corp.	16,056	568,704
†Travere Therapeutics, Inc.	18,723	277,100
†Twist Bioscience Corp.	1,427	52,499
†Tyra Biosciences, Inc.	5,405	51,726
†Vera Therapeutics, Inc.	18,387	433,198
†Verve Therapeutics, Inc.	68,876	773,478
†Viking Therapeutics, Inc.	17,080	452,620
		14,728,122
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.19%
Apogee Enterprises, Inc.	2,446	$99,308
Griffon Corp.	13,418	971,061
†Resideo Technologies, Inc.	18,632	411,022
Simpson Manufacturing Co., Inc.	682	105,921
UFP Industries, Inc.	6,562	652,000
		2,239,312
Capital Markets–1.75%
Acadian Asset Management, Inc.	4,777	168,341
BGC Group, Inc. Class A	62,781	642,250
Cohen & Steers, Inc.	1,903	143,391
DigitalBridge Group, Inc.	12,581	130,213
†Donnelley Financial Solutions, Inc.	7,470	460,525
Hamilton Lane, Inc. Class A	634	90,104
Piper Sandler Cos.	1,251	347,703
StepStone Group, Inc. Class A	1,273	70,652
†StoneX Group, Inc.	8,011	730,123
Victory Capital Holdings, Inc. Class A	3,479	221,508
Virtus Investment Partners, Inc.	1,554	281,896
		3,286,706
Chemicals–1.99%
Avient Corp.	7,895	255,087
Balchem Corp.	5,650	899,480
Cabot Corp.	3,923	294,225
†Ecovyst, Inc.	3,420	28,147
Hawkins, Inc.	1,975	280,647
HB Fuller Co.	10,324	620,989
Innospec, Inc.	3,542	297,847
Orion SA	18,238	191,317
†Perimeter Solutions, Inc.	59,257	824,857
Tronox Holdings PLC	8,851	44,875
		3,737,471
Commercial Services & Supplies–1.82%
ABM Industries, Inc.	24,218	1,143,332
†ACV Auctions, Inc. Class A	37,105	601,843
Brink's Co.	3,930	350,910
†GEO Group, Inc.	4,867	116,565
MillerKnoll, Inc.	16,083	312,332
Steelcase, Inc. Class A	28,275	294,908
Tetra Tech, Inc.	16,244	584,134
		3,404,024
Communications Equipment–0.85%
†ADTRAN Holdings, Inc.	27,030	242,459
†Clearfield, Inc.	15,968	693,171
†CommScope Holding Co., Inc.	26,368	218,327
LVIP JPMorgan Small Cap Core Fund-2

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Extreme Networks, Inc.	10,667	$191,473
†NETGEAR, Inc.	8,604	250,118
		1,595,548
Construction & Engineering–4.49%
†API Group Corp.	24,924	1,272,370
Arcosa, Inc.	7,535	653,360
†Construction Partners, Inc. Class A	1,175	124,879
†Dycom Industries, Inc.	5,341	1,305,287
†Fluor Corp.	16,865	864,668
Granite Construction, Inc.	2,526	236,206
†IES Holdings, Inc.	1,594	472,191
†Matrix Service Co.	11,929	161,161
†MYR Group, Inc.	6,597	1,197,026
†NWPX Infrastructure, Inc.	1,753	71,890
†Orion Group Holdings, Inc.	16,794	152,322
Primoris Services Corp.	6,756	526,563
†Sterling Infrastructure, Inc.	4,592	1,059,512
†Tutor Perini Corp.	6,757	316,092
		8,413,527
Consumer Finance–1.18%
†Atlanticus Holdings Corp.	295	16,152
Bread Financial Holdings, Inc.	3,310	189,067
†Enova International, Inc.	9,421	1,050,630
FirstCash Holdings, Inc.	1,373	185,547
†LendingClub Corp.	8,469	101,882
Navient Corp.	4,812	67,849
Nelnet, Inc. Class A	882	106,828
†Upstart Holdings, Inc.	7,616	492,603
		2,210,558
Consumer Staples Distribution & Retail–0.50%
Andersons, Inc.	2,478	91,067
†Chefs' Warehouse, Inc.	5,911	377,181
SpartanNash Co.	2,715	71,920
†Sprouts Farmers Market, Inc.	2,388	393,160
		933,328
Containers & Packaging–0.40%
Greif, Inc. Class A	6,371	414,051
†O-I Glass, Inc.	22,855	336,883
		750,934
Distributors–0.11%
†GigaCloud Technology, Inc. Class A	10,015	198,097
		198,097
Diversified Consumer Services–2.10%
†Adtalem Global Education, Inc.	4,684	595,945
†Coursera, Inc.	54,270	475,405
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†KinderCare Learning Cos., Inc.	41,171	$415,827
†Laureate Education, Inc.	24,208	565,983
†Mister Car Wash, Inc.	31,846	191,395
OneSpaWorld Holdings Ltd.	21,067	429,556
Strategic Education, Inc.	3,850	327,751
†Stride, Inc.	4,553	661,050
†Udemy, Inc.	38,305	269,284
		3,932,196
Diversified REITs–0.79%
Alexander & Baldwin, Inc.	29,828	531,833
Armada Hoffler Properties, Inc.	2,778	19,085
Broadstone Net Lease, Inc.	24,874	399,228
Essential Properties Realty Trust, Inc.	16,330	521,090
		1,471,236
Diversified Telecommunication Services–0.38%
†Globalstar, Inc.	3,135	73,829
Iridium Communications, Inc.	2,499	75,395
†Lumen Technologies, Inc.	127,924	560,307
		709,531
Electric Utilities–0.63%
Genie Energy Ltd. Class B	4,559	122,546
IDACORP, Inc.	5,603	646,867
Portland General Electric Co.	9,929	403,415
		1,172,828
Electrical Equipment–1.23%
Atkore, Inc.	6,573	463,725
†Bloom Energy Corp. Class A	5,469	130,818
EnerSys	9,871	846,636
†Fluence Energy, Inc.	8,846	59,357
†NEXTracker, Inc. Class A	4,035	219,383
†NuScale Power Corp.	4,441	175,686
†Sunrun, Inc.	13,580	111,084
†Thermon Group Holdings, Inc.	10,534	295,795
		2,302,484
Electronic Equipment, Instruments & Components–2.29%
†Arlo Technologies, Inc.	55,409	939,737
†Knowles Corp.	22,168	390,600
†Mirion Technologies, Inc.	19,571	421,363
†Plexus Corp.	5,383	728,374
†Sanmina Corp.	15,983	1,563,617
†ScanSource, Inc.	5,984	250,191
		4,293,882
LVIP JPMorgan Small Cap Core Fund-3

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–1.61%
†Bristow Group, Inc.	2,899	$95,580
Cactus, Inc. Class A	1,351	59,066
ChampionX Corp.	28,006	695,669
†Expro Group Holdings NV	2,014	17,300
†Forum Energy Technologies, Inc.	3,360	65,419
Liberty Energy, Inc.	43,141	495,259
Noble Corp. PLC	6,902	183,248
†Oceaneering International, Inc.	14,940	309,557
†Oil States International, Inc.	45,200	242,272
Patterson-UTI Energy, Inc.	34,111	202,278
†ProPetro Holding Corp.	15,009	89,604
Ranger Energy Services, Inc. Class A	16,718	199,613
Select Water Solutions, Inc.	23,939	206,833
Weatherford International PLC	3,208	161,394
		3,023,092
Entertainment–0.26%
†AMC Entertainment Holdings, Inc. Class A	52,084	161,461
Cinemark Holdings, Inc.	4,490	135,508
†IMAX Corp.	3,073	85,921
†Lionsgate Studios Corp.	13,989	81,276
†Starz Entertainment Corp.	932	14,977
		479,143
Financial Services–3.22%
Banco Latinoamericano de Comercio Exterior SA	8,261	332,918
Burford Capital Ltd.	43,482	620,053
Compass Diversified Holdings	4,469	28,065
Enact Holdings, Inc.	13,475	500,596
Essent Group Ltd.	8,566	520,213
EVERTEC, Inc.	13,771	496,445
HA Sustainable Infrastructure Capital, Inc.	15,958	428,632
Jackson Financial, Inc. Class A	8,076	717,068
Merchants Bancorp	8,536	282,286
†Mr. Cooper Group, Inc.	2,911	434,350
†NMI Holdings, Inc. Class A	12,388	522,650
PennyMac Financial Services, Inc.	4,125	411,015
Radian Group, Inc.	5,178	186,512
†Sezzle, Inc.	3,073	550,835
		6,031,638
Food Products–1.07%
Cal-Maine Foods, Inc.	4,165	414,959
Dole PLC	20,006	279,884
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	5,164	$167,417
Lancaster Colony Corp.	1,398	241,532
†Simply Good Foods Co.	13,620	430,256
†SunOpta, Inc.	28,954	167,933
†Vital Farms, Inc.	7,650	294,678
		1,996,659
Gas Utilities–1.11%
Chesapeake Utilities Corp.	3,749	450,705
New Jersey Resources Corp.	4,971	222,800
ONE Gas, Inc.	9,261	665,495
Southwest Gas Holdings, Inc.	10,012	744,793
		2,083,793
Ground Transportation–0.14%
ArcBest Corp.	2,736	210,700
†Hertz Global Holdings, Inc.	7,957	54,346
		265,046
Health Care Equipment & Supplies–3.79%
†AtriCure, Inc.	13,194	432,367
†Axogen, Inc.	16,788	182,150
†Ceribell, Inc.	23,060	431,914
†Glaukos Corp.	6,080	628,003
†Inogen, Inc.	27,505	193,360
†Integra LifeSciences Holdings Corp.	15,896	195,044
†iRhythm Technologies, Inc.	11,515	1,772,850
†Lantheus Holdings, Inc.	5,027	411,510
†OraSure Technologies, Inc.	100,347	301,041
†PROCEPT BioRobotics Corp.	10,483	603,821
†Pulmonx Corp.	39,442	102,155
†SI-BONE, Inc.	8,539	160,704
†Sight Sciences, Inc.	3,323	13,724
†TransMedics Group, Inc.	7,437	996,632
†Treace Medical Concepts, Inc.	113,507	667,421
		7,092,696
Health Care Providers & Services–2.79%
†Addus HomeCare Corp.	937	107,933
†Brookdale Senior Living, Inc.	43,714	304,249
Concentra Group Holdings Parent, Inc.	14,629	300,918
†CorVel Corp.	2,352	241,739
†Enhabit, Inc.	40,153	387,075
Ensign Group, Inc.	5,174	798,141
†Hims & Hers Health, Inc.	20,747	1,034,238
†Hinge Health, Inc. Class A	12,943	669,800
National HealthCare Corp.	1,503	160,836
†NeoGenomics, Inc.	8,309	60,739
†Option Care Health, Inc.	16,873	548,035
LVIP JPMorgan Small Cap Core Fund-4

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Progyny, Inc.	24,482	$538,604
†Surgery Partners, Inc.	3,207	71,292
		5,223,599
Health Care REITs–0.53%
American Healthcare REIT, Inc.	1,739	63,891
CareTrust REIT, Inc.	18,888	577,973
Community Healthcare Trust, Inc.	2,910	48,393
Sabra Health Care REIT, Inc.	16,389	302,213
		992,470
Health Care Technology–0.35%
†Health Catalyst, Inc.	48,710	183,637
HealthStream, Inc.	16,899	467,595
		651,232
Hotel & Resort REITs–1.07%
Chatham Lodging Trust	44,042	306,973
DiamondRock Hospitality Co.	34,151	261,597
Ryman Hospitality Properties, Inc.	9,926	979,398
Xenia Hotels & Resorts, Inc.	36,171	454,669
		2,002,637
Hotels, Restaurants & Leisure–2.54%
†Accel Entertainment, Inc.	16,601	195,394
†Biglari Holdings, Inc. Class B	1,070	312,665
†BJ's Restaurants, Inc.	4,705	209,843
†Brinker International, Inc.	3,225	581,564
†Hilton Grand Vacations, Inc.	3,863	160,430
International Game Technology PLC	17,197	271,885
Jack in the Box, Inc.	14,628	255,405
†Kura Sushi USA, Inc. Class A	3,526	303,518
†Life Time Group Holdings, Inc.	17,711	537,175
Monarch Casino & Resort, Inc.	5,011	433,151
Papa John's International, Inc.	1,714	83,883
†Portillo's, Inc. Class A	21,188	247,264
†Sabre Corp.	49,064	155,042
†Shake Shack, Inc. Class A	4,369	614,281
†United Parks & Resorts, Inc.	8,356	393,985
		4,755,485
Household Durables–1.24%
†Cavco Industries, Inc.	392	170,297
Century Communities, Inc.	2,492	140,349
†Champion Homes, Inc.	1,858	116,329
†Green Brick Partners, Inc.	3,916	246,238
KB Home	4,449	235,664
†M/I Homes, Inc.	1,874	210,113
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Meritage Homes Corp.	3,932	$263,326
†Taylor Morrison Home Corp.	4,707	289,104
†Tri Pointe Homes, Inc.	20,592	657,914
		2,329,334
Household Products–0.12%
†Central Garden & Pet Co. Class A	7,397	231,452
		231,452
Independent Power and Renewable Electricity Producers–0.19%
Clearway Energy, Inc. Class A	11,313	356,547
		356,547
Industrial REITs–0.28%
LXP Industrial Trust	38,593	318,778
Plymouth Industrial REIT, Inc.	12,806	205,665
		524,443
Insurance–1.30%
CNO Financial Group, Inc.	12,999	501,501
Fidelis Insurance Holdings Ltd.	17,905	296,865
†Hamilton Insurance Group Ltd. Class B	4,821	104,230
†Heritage Insurance Holdings, Inc.	2,022	50,429
†Lemonade, Inc.	3,540	155,087
†Oscar Health, Inc. Class A	22,353	479,248
†Palomar Holdings, Inc.	608	93,784
RLI Corp.	2,975	214,855
Safety Insurance Group, Inc.	3,108	246,744
Selective Insurance Group, Inc.	2,510	217,492
†Skyward Specialty Insurance Group, Inc.	1,391	80,386
		2,440,621
Interactive Media & Services–0.69%
†Cargurus, Inc.	14,855	497,197
†QuinStreet, Inc.	6,916	111,347
Shutterstock, Inc.	3,452	65,450
†Yelp, Inc.	17,974	615,969
		1,289,963
IT Services–0.74%
†ASGN, Inc.	8,355	417,165
†BigBear.ai Holdings, Inc.	94,526	641,831
†Unisys Corp.	72,390	327,927
		1,386,923
LVIP JPMorgan Small Cap Core Fund-5

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.34%
†Funko, Inc. Class A	39,489	$187,968
†Peloton Interactive, Inc. Class A	64,926	450,586
		638,554
Life Sciences Tools & Services–0.44%
†Adaptive Biotechnologies Corp.	57,472	669,549
†CryoPort, Inc.	17,476	130,371
†OmniAb, Inc.	10,330	17,974
		817,894
Machinery–1.75%
†Blue Bird Corp.	5,834	251,795
Greenbrier Cos., Inc.	527	24,268
Kennametal, Inc.	9,731	223,424
Mueller Industries, Inc.	12,631	1,003,786
Terex Corp.	10,623	495,988
†Titan International, Inc.	21,596	221,791
Watts Water Technologies, Inc. Class A	4,286	1,053,884
		3,274,936
Marine Transportation–0.40%
Costamare, Inc.	30,286	275,906
Matson, Inc.	3,797	422,796
Safe Bulkers, Inc.	15,499	55,951
		754,653
Media–1.17%
†AMC Networks, Inc. Class A	2,341	14,678
Gray Media, Inc.	8,429	38,183
John Wiley & Sons, Inc. Class A	7,330	327,138
†Magnite, Inc.	35,654	859,975
†PubMatic, Inc. Class A	28,763	357,812
Scholastic Corp.	7,398	155,210
†Stagwell, Inc.	41,000	184,500
†TechTarget, Inc.	13,625	105,866
†Thryv Holdings, Inc.	12,063	146,686
		2,190,048
Metals & Mining–1.58%
†Alpha Metallurgical Resources, Inc.	1,297	145,887
†Coeur Mining, Inc.	63,633	563,788
Commercial Metals Co.	15,274	747,051
†Constellium SE	57,260	761,558
Hecla Mining Co.	42,227	252,940
Olympic Steel, Inc.	1,674	54,556
†SSR Mining, Inc.	15,174	193,317
Warrior Met Coal, Inc.	5,150	236,024
		2,955,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.69%
BrightSpire Capital, Inc.	36,213	$182,876
Ladder Capital Corp.	71,102	764,347
MFA Financial, Inc.	6,814	64,460
New York Mortgage Trust, Inc.	19,509	130,710
Redwood Trust, Inc.	8,723	51,553
TPG RE Finance Trust, Inc.	13,895	107,269
		1,301,215
Multi-Utilities–0.46%
Avista Corp.	1,489	56,507
Black Hills Corp.	1,999	112,144
Unitil Corp.	13,384	697,976
		866,627
Office REITs–0.80%
City Office REIT, Inc.	6,352	33,920
COPT Defense Properties	28,412	783,603
Empire State Realty Trust, Inc. Class A	21,392	173,061
Piedmont Realty Trust, Inc. Class A	30,949	225,618
SL Green Realty Corp.	4,618	285,854
		1,502,056
Oil, Gas & Consumable Fuels–2.82%
Chord Energy Corp.	1,768	171,231
†CNX Resources Corp.	5,573	187,699
Core Natural Resources, Inc.	1,345	93,800
CVR Energy, Inc.	4,755	127,672
Delek U.S. Holdings, Inc.	3,698	78,324
Excelerate Energy, Inc. Class A	8,427	247,080
†Gulfport Energy Corp.	2,537	510,368
International Seaways, Inc.	2,849	103,931
Matador Resources Co.	8,683	414,353
Murphy Oil Corp.	12,557	282,532
Ovintiv, Inc.	8,582	326,545
†Par Pacific Holdings, Inc.	3,388	89,884
Peabody Energy Corp.	26,108	350,369
Permian Resources Corp.	30,926	421,212
Scorpio Tankers, Inc.	569	22,265
SM Energy Co.	9,226	227,974
Teekay Corp. Ltd.	51,833	427,622
Teekay Tankers Ltd. Class A	11,880	495,634
†Uranium Energy Corp.	53,017	360,516
World Kinect Corp.	12,076	342,355
		5,281,366
Passenger Airlines–0.34%
†Joby Aviation, Inc.	26,748	282,192
†SkyWest, Inc.	3,360	345,979
		628,171
LVIP JPMorgan Small Cap Core Fund-6

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.32%
†BellRing Brands, Inc.	1,476	$85,505
†Nature's Sunshine Products, Inc.	6,660	98,501
†Oddity Tech Ltd. Class A	5,530	417,349
		601,355
Pharmaceuticals–0.77%
†ANI Pharmaceuticals, Inc.	4,146	270,527
†Atea Pharmaceuticals, Inc.	21,074	75,866
†Corcept Therapeutics, Inc.	7,331	538,095
†Evolus, Inc.	51,978	478,717
†WaVe Life Sciences Ltd.	11,781	76,577
		1,439,782
Professional Services–1.95%
Barrett Business Services, Inc.	9,792	408,228
†BlackSky Technology, Inc.	15,096	310,676
†CBIZ, Inc.	5,386	386,230
†ExlService Holdings, Inc.	6,386	279,643
Heidrick & Struggles International, Inc.	6,878	314,737
†IBEX Holdings Ltd.	13,920	405,072
Insperity, Inc.	4,832	290,500
KBR, Inc.	6,703	321,342
†Legalzoom.com, Inc.	19,638	174,975
†Planet Labs PBC	12,529	76,427
†Upwork, Inc.	7,256	97,521
†WNS Holdings Ltd.	9,243	584,527
		3,649,878
Real Estate Management & Development–0.30%
†Cushman & Wakefield PLC	6,842	75,741
Newmark Group, Inc. Class A	24,559	298,392
†Real Brokerage, Inc.	43,076	194,273
		568,406
Residential REITs–0.23%
Independence Realty Trust, Inc.	17,070	301,968
UMH Properties, Inc.	3,479	58,413
Veris Residential, Inc.	4,207	62,642
		423,023
Retail REITs–0.82%
Curbline Properties Corp.	9,830	224,419
InvenTrust Properties Corp.	11,211	307,182
Kite Realty Group Trust	13,499	305,752
Phillips Edison & Co., Inc.	19,963	699,304
		1,536,657
Semiconductors & Semiconductor Equipment–2.96%
†Alpha & Omega Semiconductor Ltd.	3,244	83,241
†Ambarella, Inc.	3,043	201,036
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Axcelis Technologies, Inc.	1,034	$72,059
†Credo Technology Group Holding Ltd.	17,136	1,586,622
†FormFactor, Inc.	12,055	414,813
†MaxLinear, Inc.	5,103	72,514
†Navitas Semiconductor Corp.	49,955	327,205
NVE Corp.	4,079	300,255
†Onto Innovation, Inc.	2,179	219,927
†Penguin Solutions, Inc.	12,770	252,974
†Rambus, Inc.	21,461	1,373,933
†Rigetti Computing, Inc.	31,457	373,080
†Semtech Corp.	4,413	199,203
†Ultra Clean Holdings, Inc.	3,113	70,260
		5,547,122
Software–6.28%
A10 Networks, Inc.	4,453	86,166
†Agilysys, Inc.	2,790	319,846
†Appian Corp. Class A	7,954	237,506
†Asana, Inc. Class A	17,779	240,016
†Aurora Innovation, Inc.	12,539	65,704
†BlackLine, Inc.	5,469	309,655
†Box, Inc. Class A	21,577	737,286
†Braze, Inc. Class A	5,945	167,055
†Cipher Mining, Inc.	160,378	766,607
†Cleanspark, Inc.	4,988	55,018
†Clearwater Analytics Holdings, Inc. Class A	27,480	602,636
†Commvault Systems, Inc.	2,702	471,040
†Consensus Cloud Solutions, Inc.	15,556	358,721
†Core Scientific, Inc.	49,020	836,771
†Digital Turbine, Inc.	26,918	158,816
†D-Wave Quantum, Inc.	19,899	291,321
†Freshworks, Inc. Class A	36,838	549,255
†Hut 8 Corp.	4,778	88,871
InterDigital, Inc.	4,204	942,663
†LiveRamp Holdings, Inc.	10,524	347,713
†MARA Holdings, Inc.	38,829	608,839
†ON24, Inc.	74,297	403,433
†Onestream, Inc.	2,284	64,637
†Ooma, Inc.	24,758	319,378
†Pagaya Technologies Ltd. Class A	17,301	368,857
†Porch Group, Inc.	14,880	175,435
†Qualys, Inc.	3,412	487,472
†Riot Platforms, Inc.	21,479	242,713
Sapiens International Corp. NV	8,445	247,016
†SPS Commerce, Inc.	1,106	150,516
†Tenable Holdings, Inc.	11,978	404,617
†Xperi, Inc.	57,346	453,607
†Zeta Global Holdings Corp. Class A	13,154	203,755
		11,762,941
LVIP JPMorgan Small Cap Core Fund-7

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.50%
PotlatchDeltic Corp.	24,537	$941,485
		941,485
Specialty Retail–1.99%
†Abercrombie & Fitch Co. Class A	5,788	479,536
Advance Auto Parts, Inc.	3,010	139,935
American Eagle Outfitters, Inc.	24,524	235,921
Arko Corp.	17,690	74,829
†Asbury Automotive Group, Inc.	1,932	460,859
†Boot Barn Holdings, Inc.	2,860	434,720
†EVgo, Inc.	47,286	172,594
Group 1 Automotive, Inc.	495	216,171
†RealReal, Inc.	38,583	184,813
Sonic Automotive, Inc. Class A	3,665	292,943
†Urban Outfitters, Inc.	12,248	888,470
†Victoria's Secret & Co.	8,168	151,271
		3,732,062
Technology Hardware, Storage & Peripherals–0.71%
†IonQ, Inc.	31,038	1,333,703
		1,333,703
Textiles, Apparel & Luxury Goods–0.54%
†Capri Holdings Ltd.	27,280	482,856
†G-III Apparel Group Ltd.	5,596	125,351
Wolverine World Wide, Inc.	22,815	412,495
		1,020,702
Trading Companies & Distributors–2.33%
Applied Industrial Technologies, Inc.	3,859	897,025
†BlueLinx Holdings, Inc.	1,325	98,554
Boise Cascade Co.	3,724	323,318
†DNOW, Inc.	36,005	533,954
†DXP Enterprises, Inc.	1,252	109,738
GATX Corp.	1,332	204,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.	4,163	$548,225
†Hudson Technologies, Inc.	1,899	15,420
McGrath RentCorp	1,446	167,678
†MRC Global, Inc.	23,230	318,483
Rush Enterprises, Inc. Class A	13,584	699,712
WESCO International, Inc.	2,392	442,998
		4,359,647
Water Utilities–0.39%
American States Water Co.	1,901	145,731
Consolidated Water Co. Ltd.	19,671	590,523
		736,254
Wireless Telecommunication Services–0.25%
†Gogo, Inc.	5,691	83,544
Spok Holdings, Inc.	7,086	125,280
Telephone & Data Systems, Inc.	7,169	255,073
		463,897
Total Common Stock (Cost $153,983,362)		181,739,309
RIGHTS–0.00%
=†Aduro Biotech, Inc.	20,960	7,964
Total Rights (Cost $0)		7,964

MONEY MARKET FUND–6.63%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	12,418,198	12,418,198
Total Money Market Fund (Cost $12,418,198)		12,418,198

TOTAL INVESTMENTS–103.63% (Cost $166,401,560)	194,165,471
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.63%)	(6,807,678)
NET ASSETS APPLICABLE TO 8,924,342 SHARES OUTSTANDING–100.00%	$187,357,793
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND STANDARD CLASS ($127,849,905 / 6,061,216 Shares)	$21.093
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND SERVICE CLASS ($59,507,888 / 2,863,126 Shares)	$20.784
LVIP JPMorgan Small Cap Core Fund-8

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$150,410,421
Distributable earnings/(accumulated loss)	36,947,372
TOTAL NET ASSETS	$187,357,793

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,103,000 cash collateral held at broker for futures contracts, $23,397 variation margin due from broker on futures contracts,
$9,190,127 payable for securities purchased, $164,484 payable for fund shares redeemed, $7,862 other accrued expenses payable, $112,505 due to manager and affiliates, $16,215 payable for audit fee and $10,180 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
46	CME E-mini Russell 2000 Index Futures	$5,040,910	$4,980,799	9/19/25	$60,111	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-9

LVIP JPMorgan Small Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$1,295,341
Foreign taxes withheld	(3,105)
1,292,236
EXPENSES:
Management fees	601,969
Distribution fees-Service Class	61,412
Shareholder servicing fees	26,857
Accounting and administration expenses	25,799
Professional fees	23,905
Custodian fees	8,990
Consulting fees	7,193
Reports and statements to shareholders	4,127
Trustees’ fees and expenses	2,871
Pricing fees	2,146
Other	4,221
Total operating expenses	769,490
NET INVESTMENT INCOME	522,746
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(5,211,477)
Futures contracts	(157,973)
Net realized loss	(5,369,450)
Net change in unrealized appreciation (depreciation) of:
Investments	(2,282,497)
Futures contracts	425,257
Net change in unrealized appreciation (depreciation)	(1,857,240)
NET REALIZED AND UNREALIZED LOSS	(7,226,690)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,703,944)
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Small Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$522,746	$1,001,039
Net realized gain (loss)	(5,369,450)	22,122,699
Net change in unrealized appreciation (depreciation)	(1,857,240)	(4,073,136)
Net increase (decrease) in net assets resulting from operations	(6,703,944)	19,050,602
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,580,296)
Service Class	—	(916,822)
	—	(4,497,118)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,013,746	8,896,823
Service Class	18,138,324	37,456,422
Reinvestment of dividends and distributions:
Standard Class	—	3,580,296
Service Class	—	916,822
	25,152,070	50,850,363
Cost of shares redeemed:
Standard Class	(27,500,882)	(44,773,648)
Service Class	(2,854,604)	(3,056,317)
	(30,355,486)	(47,829,965)
Increase (decrease) in net assets derived from capital share transactions	(5,203,416)	3,020,398
NET INCREASE (DECREASE) IN NET ASSETS	(11,907,360)	17,573,882
NET ASSETS:
Beginning of period	199,265,153	181,691,271
End of period	$187,357,793	$199,265,153
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-10

LVIP JPMorgan Small Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$21.694	$19.849	$17.960	$28.40	$24.11	$23.04
Income (loss) from investment operations:
Net investment income[3]	0.064	0.123	0.098	0.11	0.09	0.15
Net realized and unrealized gain (loss)	(0.665)	2.233	2.208	(5.40)	5.04	2.38
Total from investment operations	(0.601)	2.356	2.306	(5.29)	5.13	2.53
Less dividends and distributions from:
Net investment income	—	(0.177)	(0.255)	(0.11)	(0.14)	(0.19)
Net realized gain	—	(0.334)	(0.162)	(5.04)	(0.70)	(1.27)
Total dividends and distributions	—	(0.511)	(0.417)	(5.15)	(0.84)	(1.46)
Net asset value, end of period	$21.093	$21.694	$19.849	$17.96	$28.40	$24.11
Total return[4]	(2.77% )	11.71%	13.10%	(19.35% )	21.38%	13.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,850	$154,325	$172,897	$165,062	$218,952	$201,489
Ratio of expenses to average net assets	0.76%	0.75%	0.78%	0.83%	0.80%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.75%	0.78%	0.84%	0.80%	0.84%
Ratio of net investment income to average net assets	0.64%	0.58%	0.53%	0.50%	0.33%	0.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.58%	0.53%	0.49%	0.33%	0.76%
Portfolio turnover	60%	82%	72%	69%	67%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-11

LVIP JPMorgan Small Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$21.402	$19.608	$17.720	$28.06	$23.85	$22.79
Income (loss) from investment operations:
Net investment income[3]	0.038	0.070	0.051	0.04	0.01	0.09
Net realized and unrealized gain (loss)	(0.656)	2.203	2.181	(5.32)	4.98	2.37
Total from investment operations	(0.618)	2.273	2.232	(5.28)	4.99	2.46
Less dividends and distributions from:
Net investment income	—	(0.145)	(0.182)	(0.02)	(0.08)	(0.13)
Net realized gain	—	(0.334)	(0.162)	(5.04)	(0.70)	(1.27)
Total dividends and distributions	—	(0.479)	(0.344)	(5.06)	(0.78)	(1.40)
Net asset value, end of period	$20.784	$21.402	$19.608	$17.72	$28.06	$23.85
Total return[4]	(2.89% )	11.44%	12.80%	(19.56% )	21.01%	13.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,508	$44,940	$8,794	$1,199	$1,718	$1,450
Ratio of expenses to average net assets	1.01%	1.00%	1.03%	1.11%	1.09%	1.12%
Ratio of net investment income to average net assets	0.39%	0.33%	0.28%	0.22%	0.05%	0.46%
Portfolio turnover	60%	82%	72%	69%	67%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-12

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Small Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth over the long term.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Small Cap Core Fund-13

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $39,230 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.82% of the Fund’s average daily net assets for the Standard Class and 1.07% for the Service Class.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$8,039
Legal	1,225
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $162 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Small Cap Core Fund-14

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$96,639
Distribution fees payable to LFD	11,554
Shareholder servicing fees payable to Lincoln Life	4,312
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$108,773,999
Sales	110,861,797
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$166,401,560
Aggregate unrealized appreciation of investments and derivatives	$37,418,199
Aggregate unrealized depreciation of investments and derivatives	(9,594,177)
Net unrealized appreciation of investments and derivatives	$27,824,022
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Small Cap Core Fund-15

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$181,739,309	$—	$—	$181,739,309
Rights	—	—	7,964	7,964
Money Market Fund	12,418,198	—	—	12,418,198
Total Investments	$194,157,507	$—	$7,964	$194,165,471
Derivatives:

Assets:
Futures Contract	$60,111	$—	$—	$60,111
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	352,304	418,598
Service Class	899,688	1,751,165
Shares reinvested:
Standard Class	—	154,614
Service Class	—	40,120
	1,251,992	2,364,497
Shares redeemed:
Standard Class	(1,404,900)	(2,170,080)
Service Class	(136,351)	(139,980)
	(1,541,251)	(2,310,060)
Net increase (decrease)	(289,259)	54,437
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP JPMorgan Small Cap Core Fund-16

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$60,111	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(157,973)	$425,257
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,595,213	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP JPMorgan Small Cap Core Fund-17

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Small Cap Core Fund-18

LVIP JPMorgan U.S. Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan U.S. Equity Fund

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.71%
Aerospace & Defense–3.16%
Howmet Aerospace, Inc.	26,518	$4,935,795
Northrop Grumman Corp.	10,564	5,281,789
		10,217,584
Automobiles–1.10%
†Tesla, Inc.	11,186	3,553,345
		3,553,345
Banks–4.01%
U.S. Bancorp	53,837	2,436,124
Wells Fargo & Co.	131,422	10,529,531
		12,965,655
Biotechnology–2.97%
AbbVie, Inc.	27,735	5,148,171
Regeneron Pharmaceuticals, Inc.	3,766	1,977,150
†Vertex Pharmaceuticals, Inc.	5,531	2,462,401
		9,587,722
Broadline Retail–4.70%
†Amazon.com, Inc.	69,190	15,179,594
		15,179,594
Building Products–2.14%
Carrier Global Corp.	60,397	4,420,457
Trane Technologies PLC	5,691	2,489,300
		6,909,757
Capital Markets–3.38%
Ameriprise Financial, Inc.	10,448	5,576,411
Blackstone, Inc.	9,504	1,421,608
Morgan Stanley	27,870	3,925,768
		10,923,787
Construction Materials–1.80%
Vulcan Materials Co.	22,304	5,817,329
		5,817,329
Consumer Finance–2.54%
American Express Co.	25,664	8,186,303
		8,186,303
Consumer Staples Distribution & Retail–2.16%
Walmart, Inc.	71,456	6,986,968
		6,986,968
Electric Utilities–3.57%
Entergy Corp.	20,398	1,695,482
NextEra Energy, Inc.	62,474	4,336,945
PG&E Corp.	104,941	1,462,877
Southern Co.	43,819	4,023,899
		11,519,203
Electrical Equipment–2.32%
Eaton Corp. PLC	21,010	7,500,360
		7,500,360
Energy Equipment & Services–2.44%
Baker Hughes Co.	205,177	7,866,486
		7,866,486
Entertainment–1.50%
Walt Disney Co.	39,021	4,838,994
		4,838,994
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.69%
Mastercard, Inc. Class A	15,463	$8,689,278
		8,689,278
Food Products–1.02%
Mondelez International, Inc. Class A	48,900	3,297,816
		3,297,816
Ground Transportation–1.01%
CSX Corp.	100,197	3,269,428
		3,269,428
Health Care Equipment & Supplies–4.00%
†Edwards Lifesciences Corp.	40,543	3,170,868
Medtronic PLC	47,053	4,101,610
Stryker Corp.	14,230	5,629,815
		12,902,293
Hotels, Restaurants & Leisure–4.24%
†Chipotle Mexican Grill, Inc.	60,771	3,412,292
Marriott International, Inc. Class A	14,135	3,861,823
McDonald's Corp.	21,983	6,422,773
		13,696,888
Industrial REITs–0.60%
Prologis, Inc.	18,407	1,934,944
		1,934,944
Insurance–3.00%
Arthur J Gallagher & Co.	19,852	6,355,022
Travelers Cos., Inc.	12,399	3,317,229
		9,672,251
Interactive Media & Services–6.52%
Alphabet, Inc. Class A	46,069	8,118,740
Meta Platforms, Inc. Class A	17,531	12,939,456
		21,058,196
Machinery–1.20%
Deere & Co.	7,636	3,882,830
		3,882,830
Oil, Gas & Consumable Fuels–1.80%
Exxon Mobil Corp.	54,001	5,821,308
		5,821,308
Pharmaceuticals–0.86%
Eli Lilly & Co.	3,566	2,779,804
		2,779,804
Semiconductors & Semiconductor Equipment–13.04%
ASML Holding NV	1,624	1,301,457
Broadcom, Inc.	35,247	9,715,836
Micron Technology, Inc.	19,357	2,385,750
NVIDIA Corp.	137,950	21,794,720
NXP Semiconductors NV	31,722	6,930,940
		42,128,703
Software–12.41%
Intuit, Inc.	5,511	4,340,629
Microsoft Corp.	58,896	29,295,459
Oracle Corp.	29,514	6,452,646
		40,088,734
LVIP JPMorgan U.S. Equity Fund-1

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.03%
Lowe's Cos., Inc.	29,595	$6,566,243
		6,566,243
Technology Hardware, Storage & Peripherals–5.81%
Apple, Inc.	91,374	18,747,203
		18,747,203
Trading Companies & Distributors–0.69%
United Rentals, Inc.	2,939	2,214,242
		2,214,242
Total Common Stock (Cost $206,776,043)		318,803,248

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	4,041,292	$4,041,292
Total Money Market Fund (Cost $4,041,292)		4,041,292

TOTAL INVESTMENTS–99.96% (Cost $210,817,335)	322,844,540
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	136,739
NET ASSETS APPLICABLE TO 6,991,473 SHARES OUTSTANDING–100.00%	$322,981,279
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS ($152,600,977 / 3,267,819 Shares)	$46.698
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND SERVICE CLASS ($170,380,302 / 3,723,654 Shares)	$45.756
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$208,135,831
Distributable earnings/(accumulated loss)	114,845,448
TOTAL NET ASSETS	$322,981,279

†Non-income producing.

★Includes $308,000 cash collateral held at broker for futures contracts, $7,804 variation margin due from broker on futures contracts,
$284,303 payable for securities purchased, $1,005,437 payable for fund shares redeemed, $7,380 other accrued expenses payable, $181,868 due to manager and affiliates, $16,913 payable for audit fee and $10,552 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
6	CME E-mini S&P 500 Index Futures	$1,876,125	$1,821,463	9/19/25	$54,662	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-2

LVIP JPMorgan U.S. Equity Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$1,731,409
Foreign taxes withheld	(9,280)
1,722,129
EXPENSES:
Management fees	761,817
Distribution fees-Service Class	170,826
Shareholder servicing fees	40,169
Accounting and administration expenses	31,357
Professional fees	24,911
Consulting fees	5,217
Custodian fees	4,816
Trustees’ fees and expenses	3,778
Reports and statements to shareholders	3,371
Pricing fees	219
Other	4,118
Total operating expenses	1,050,599
NET INVESTMENT INCOME	671,530
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,291,847)
Futures contracts	302,224
Net realized loss	(3,989,623)
Net change in unrealized appreciation (depreciation) of:
Investments	19,464,370
Futures contracts	68,048
Net change in unrealized appreciation (depreciation)	19,532,418
NET REALIZED AND UNREALIZED GAIN	15,542,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,214,325
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$671,530	$1,102,598
Net realized gain (loss)	(3,989,623)	10,647,660
Net change in unrealized appreciation (depreciation)	19,532,418	30,450,475
Net increase in net assets resulting from operations	16,214,325	42,200,733
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,615,863)
Service Class	—	(4,257,507)
	—	(10,873,370)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,132,574	14,834,645
Service Class	58,582,351	78,663,249
Reinvestment of dividends and distributions:
Standard Class	—	6,615,863
Service Class	—	4,257,507
	73,714,925	104,371,264
Cost of shares redeemed:
Standard Class	(11,731,479)	(26,760,057)
Service Class	(11,411,836)	(16,942,252)
	(23,143,315)	(43,702,309)
Increase in net assets derived from capital share transactions	50,571,610	60,668,955
NET INCREASE IN NET ASSETS	66,785,935	91,996,318
NET ASSETS:
Beginning of period	256,195,344	164,199,026
End of period	$322,981,279	$256,195,344
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-3

LVIP JPMorgan U.S. Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$44.492	$37.626	$31.600	$45.86	$37.40	$32.27
Income (loss) from investment operations:
Net investment income[3]	0.132	0.261	0.318	0.26	0.20	0.30
Net realized and unrealized gain (loss)	2.074	8.733	7.901	(8.55)	10.44	7.16
Total from investment operations	2.206	8.994	8.219	(8.29)	10.64	7.46
Less dividends and distributions from:
Net investment income	—	(0.223)	(0.549)	(0.21)	(0.31)	(0.26)
Net realized gain	—	(1.905)	(1.644)	(5.76)	(1.87)	(2.07)
Total dividends and distributions	—	(2.128)	(2.193)	(5.97)	(2.18)	(2.33)
Net asset value, end of period	$46.698	$44.492	$37.626	$31.60	$45.86	$37.40
Total return[4]	4.96%	23.99%	27.16%	(18.67% )	29.34%	25.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152,601	$141,965	$125,043	$105,316	$143,135	$121,611
Ratio of expenses to average net assets[5]	0.64%	0.65%	0.69%	0.77%	0.74%	0.76%
Ratio of net investment income to average net assets	0.60%	0.61%	0.93%	0.73%	0.48%	0.94%
Portfolio turnover	17%	47%	65%	48%	48%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-4

LVIP JPMorgan U.S. Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$43.648	$36.977	$31.050	$45.14	$36.85	$31.83
Income (loss) from investment operations:
Net investment income[3]	0.076	0.153	0.230	0.17	0.10	0.22
Net realized and unrealized gain (loss)	2.032	8.572	7.760	(8.41)	10.28	7.05
Total from investment operations	2.108	8.725	7.990	(8.24)	10.38	7.27
Less dividends and distributions from:
Net investment income	—	(0.149)	(0.419)	(0.09)	(0.22)	(0.18)
Net realized gain	—	(1.905)	(1.644)	(5.76)	(1.87)	(2.07)
Total dividends and distributions	—	(2.054)	(2.063)	(5.85)	(2.09)	(2.25)
Net asset value, end of period	$45.756	$43.648	$36.977	$31.05	$45.14	$36.85
Total return[4]	4.83%	23.68%	26.84%	(18.87% )	29.01%	24.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,380	$114,230	$39,156	$14,147	$17,139	$18,556
Ratio of expenses to average net assets[5]	0.89%	0.90%	0.94%	1.02%	0.99%	1.01%
Ratio of net investment income to average net assets	0.35%	0.36%	0.68%	0.49%	0.23%	0.69%
Portfolio turnover	17%	47%	65%	48%	48%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-5

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan U.S. Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide high total return from a portfolio of selected equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP JPMorgan U.S. Equity Fund-6

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,385 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2025,  LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.75% of the Fund’s average daily net assets for the Standard Class and 1.00% for the Service Class.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$11,414
Legal	1,739
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $243 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$140,813
Distribution fees payable to LFD	33,630
Shareholder servicing fees payable to Lincoln Life	7,425
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan U.S. Equity Fund-7

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$99,646,654
Sales	48,573,688
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$210,817,335
Aggregate unrealized appreciation of investments and derivatives	$112,470,328
Aggregate unrealized depreciation of investments and derivatives	(388,461)
Net unrealized appreciation of investments and derivatives	$112,081,867
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$318,803,248	$—	$—	$318,803,248
Money Market Fund	4,041,292	—	—	4,041,292
Total Investments	$322,844,540	$—	$—	$322,844,540
Derivatives:

Assets:
Futures Contract	$54,662	$—	$—	$54,662
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan U.S. Equity Fund-8

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	347,033	344,346
Service Class	1,376,212	1,856,625
Shares reinvested:
Standard Class	—	149,216
Service Class	—	97,765
	1,723,245	2,447,952
Shares redeemed:
Standard Class	(269,980)	(626,112)
Service Class	(269,617)	(396,258)
	(539,597)	(1,022,370)
Net increase	1,183,648	1,425,582
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$54,662	Receivables and other assets net of liabilities	$—
LVIP JPMorgan U.S. Equity Fund-9

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$302,224	$68,048
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,480,605	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan U.S. Equity Fund-10

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Loomis Sayles Global Growth Fund

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.74%
Brazil–1.42%
Ambev SA ADR	1,488,776	$3,587,950
		3,587,950
Canada–4.28%
†Shopify, Inc. Class A	93,788	10,818,446
		10,818,446
China–7.01%
Alibaba Group Holding Ltd. ADR	18,818	2,134,149
†Baidu, Inc. ADR	23,065	1,978,054
Tencent Holdings Ltd.	107,800	6,946,159
Trip.com Group Ltd. ADR	77,729	4,558,029
Yum China Holdings, Inc.	46,955	2,099,358
		17,715,749
Denmark–1.75%
Novo Nordisk AS Class B	64,029	4,436,826
		4,436,826
France–1.25%
LVMH Moet Hennessy Louis Vuitton SE	4,387	2,296,068
Sodexo SA	13,922	856,850
		3,152,918
Hong Kong–0.10%
Budweiser Brewing Co. APAC Ltd.	258,513	256,673
		256,673
Ireland–2.02%
Experian PLC	98,848	5,097,220
		5,097,220
Japan–1.26%
FANUC Corp.	117,800	3,197,949
		3,197,949
Netherlands–4.69%
†Adyen NV	4,756	8,734,570
NXP Semiconductors NV	14,270	3,117,852
		11,852,422
Switzerland–5.89%
†CRISPR Therapeutics AG	53,502	2,602,337
Nestle SA	15,449	1,536,038
Novartis AG	61,675	7,485,932
Roche Holding AG	9,991	3,261,259
		14,885,566
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–2.79%
†ARM Holdings PLC ADR	29,489	$4,769,551
Reckitt Benckiser Group PLC	10,346	704,841
Unilever PLC	25,890	1,580,258
		7,054,650
United States–58.71%
†Alnylam Pharmaceuticals, Inc.	19,680	6,417,451
Alphabet, Inc. Class A	63,768	11,237,835
†Amazon.com, Inc.	67,172	14,736,865
†Autodesk, Inc.	6,929	2,145,011
†Block, Inc.	26,953	1,830,917
†Boeing Co.	42,231	8,848,661
Deere & Co.	5,586	2,840,425
†Doximity, Inc. Class A	57,017	3,497,423
Expeditors International of Washington, Inc.	10,154	1,160,095
Meta Platforms, Inc. Class A	28,765	21,231,159
Microsoft Corp.	18,834	9,368,220
†Netflix, Inc.	12,604	16,878,395
Oracle Corp.	55,959	12,234,316
QUALCOMM, Inc.	13,643	2,172,784
Salesforce, Inc.	15,915	4,339,861
SEI Investments Co.	21,633	1,943,941
†Tesla, Inc.	37,874	12,031,055
†Under Armour, Inc. Class A	121,256	828,178
†Vertex Pharmaceuticals, Inc.	9,998	4,451,110
Visa, Inc. Class A	25,280	8,975,664
Yum! Brands, Inc.	8,567	1,269,458
		148,438,824
Uruguay–7.57%
†MercadoLibre, Inc.	7,320	19,131,772
		19,131,772
Total Common Stock (Cost $109,282,254)		249,626,965

MONEY MARKET FUND–1.07%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	2,707,599	2,707,599
Total Money Market Fund (Cost $2,707,599)		2,707,599

TOTAL INVESTMENTS–99.81% (Cost $111,989,853)	252,334,564
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	475,978
NET ASSETS APPLICABLE TO 12,374,817 SHARES OUTSTANDING–100.00%	$252,810,542
LVIP Loomis Sayles Global Growth Fund-1

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($246,051,457 / 12,038,652 Shares)	$20.438
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($6,759,085 / 336,165 Shares)	$20.106
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$84,603,302
Distributable earnings/(accumulated loss)	168,207,240
TOTAL NET ASSETS	$252,810,542

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $1,992 expense reimbursement receivable from Lincoln Financial Investments Corporation, $96 payable for securities purchased,
$167,213 payable for fund shares redeemed, $11,153 other accrued expenses payable, $144,282 due to manager and affiliates, $16,187 payable for audit fee and $11,146 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-2

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$1,237,245
Foreign taxes withheld	(101,559)
1,135,686
EXPENSES:
Management fees	812,566
Shareholder servicing fees	34,653
Accounting and administration expenses	29,394
Professional fees	22,975
Custodian fees	12,668
Distribution fees-Service Class	9,583
Trustees’ fees and expenses	3,703
Pricing fees	2,728
Consulting fees	2,690
Reports and statements to shareholders	2,636
Other	5,800
939,396
Less:
Expenses reimbursed	(11,174)
Plus:
Recoupment of prior expenses reduced by the Advisor	1,473
Total operating expenses	929,695
NET INVESTMENT INCOME	205,991
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,455,964
Foreign currencies	(4,148)
Net realized gain	13,451,816
Net change in unrealized appreciation (depreciation) of:
Investments	15,963,741
Foreign currencies	77,820
Net change in unrealized appreciation (depreciation)	16,041,561
NET REALIZED AND UNREALIZED GAIN	29,493,377
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,699,368
See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$205,991	$11,154
Net realized gain	13,451,816	25,953,166
Net change in unrealized appreciation (depreciation)	16,041,561	28,355,212
Net increase in net assets resulting from operations	29,699,368	54,319,532
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,483,086)
Service Class	—	(118,092)
	—	(7,601,178)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,754,991	9,458,241
Service Class	2,847,428	1,395,755
Reinvestment of dividends and distributions:
Standard Class	—	7,483,086
Service Class	—	118,092
	9,602,419	18,455,174
Cost of shares redeemed:
Standard Class	(38,865,773)	(71,428,175)
Service Class	(1,286,835)	(1,837,928)
	(40,152,608)	(73,266,103)
Decrease in net assets derived from capital share transactions	(30,550,189)	(54,810,929)
NET DECREASE IN NET ASSETS	(850,821)	(8,092,575)
NET ASSETS:
Beginning of period	253,661,363	261,753,938
End of period	$252,810,542	$253,661,363
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-3

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$18.067	$15.155	$11.408	$16.534	$15.735	$12.220
Income (loss) from investment operations:
Net investment income[2]	0.017	0.002	0.030	0.040	0.005	0.024
Net realized and unrealized gain (loss)	2.354	3.414	4.127	(4.324)	0.960	4.207
Total from investment operations	2.371	3.416	4.157	(4.284)	0.965	4.231
Less dividends and distributions from:
Net investment income	—	(0.005)	(0.057)	(0.045)	—	(0.040)
Net realized gain	—	(0.499)	(0.353)	(0.797)	(0.166)	(0.676)
Total dividends and distributions	—	(0.504)	(0.410)	(0.842)	(0.166)	(0.716)
Net asset value, end of period	$20.438	$18.067	$15.155	$11.408	$16.534	$15.735
Total return[3]	13.12%	22.73%	36.85%	(25.74% )	6.12%	34.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,052	$249,135	$257,593	$251,064	$334,283	$340,368
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77%	0.77% [4]	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.78%	0.77%	0.78%	0.77%	0.76%	0.77%
Ratio of net investment income to average net assets	0.18%	0.01%	0.22%	0.31%	0.03% [4]	0.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.17%	0.01%	0.21%	0.31%	0.04%	0.18%
Portfolio turnover	2%	8%	5%	42%	18%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-4

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$17.803	$14.989	$11.295	$16.379	$15.644	$12.174
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	(0.056)	(0.018)	(0.006)	(0.054)	(0.023)
Net realized and unrealized gain (loss)	2.318	3.369	4.082	(4.281)	0.955	4.183
Total from investment operations	2.303	3.313	4.064	(4.287)	0.901	4.160
Less dividends and distributions from:
Net investment income	—	—	(0.017)	—	—	(0.014)
Net realized gain	—	(0.499)	(0.353)	(0.797)	(0.166)	(0.676)
Total dividends and distributions	—	(0.499)	(0.370)	(0.797)	(0.166)	(0.690)
Net asset value, end of period	$20.106	$17.803	$14.989	$11.295	$16.379	$15.644
Total return[3]	12.93%	22.31%	36.38%	(26.00% )	5.75%	34.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,759	$4,526	$4,161	$1,653	$2,705	$3,191
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.12%	1.12% [4]	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.12%	1.13%	1.12%	1.11%	1.12%
Ratio of net investment loss to average net assets	(0.17% )	(0.34% )	(0.13% )	(0.04% )	(0.32% )[4]	(0.17% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed/recouped	(0.18% )	(0.34% )	(0.14% )	(0.04% )	(0.31% )	(0.17% )
Portfolio turnover	2%	8%	5%	42%	18%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-5

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP Loomis Sayles Global Growth Fund-6

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Loomis Sayles Global Growth Fund is $38,780 and $38,601 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,097 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has recouped $1,473 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$12,458	$15,010	$1,107	$28,575
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
LVIP Loomis Sayles Global Growth Fund-7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$10,273
Legal	1,566
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $165 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$1,992
Management fees payable to LFI	136,601
Distribution fees payable to LFD	1,855
Shareholder servicing fees payable to Lincoln Life	5,826
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$3,954,825
Sales	36,141,502
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$111,989,853
Aggregate unrealized appreciation of investments	$142,952,191
Aggregate unrealized depreciation of investments	(2,607,480)
Net unrealized appreciation of investments	$140,344,711
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Loomis Sayles Global Growth Fund-8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$3,587,950	$—	$—	$3,587,950
Canada	10,818,446	—	—	10,818,446
China	10,769,590	6,946,159	—	17,715,749
Denmark	—	4,436,826	—	4,436,826
France	—	3,152,918	—	3,152,918
Hong Kong	—	256,673	—	256,673
Ireland	—	5,097,220	—	5,097,220
Japan	—	3,197,949	—	3,197,949
Netherlands	3,117,852	8,734,570	—	11,852,422
Switzerland	2,602,337	12,283,229	—	14,885,566
United Kingdom	4,769,551	2,285,099	—	7,054,650
United States	148,438,824	—	—	148,438,824
Uruguay	19,131,772	—	—	19,131,772
Money Market Fund	2,707,599	—	—	2,707,599
Total Investments	$205,943,921	$46,390,643	$—	$252,334,564
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	352,144	578,316
Service Class	153,433	82,746
Shares reinvested:
Standard Class	—	437,984
Service Class	—	7,009
	505,577	1,106,055
Shares redeemed:
Standard Class	(2,102,903)	(4,223,932)
Service Class	(71,484)	(113,116)
	(2,174,387)	(4,337,048)
Net decrease	(1,668,810)	(3,230,993)
LVIP Loomis Sayles Global Growth Fund-9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Loomis Sayles Global Growth Fund-10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund-11

LVIP Macquarie Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie Bond Fund

LVIP Macquarie Bond Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.82%
Federal Home Loan Mortgage Corp. REMICS Series 4676 Class KZ 2.50% 7/15/45	2,035,253	$1,757,226
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 Class M2 5.96% (30 day USD SOFR Average + 1.65%) 1/25/34	5,800,116	5,833,579
Series 2021-HQA2 Class M2 6.36% (30 day USD SOFR Average + 2.05%) 12/25/33	20,834,768	21,329,594
Series 2022-DNA1 Class M2 6.81% (30 day USD SOFR Average + 2.50%) 1/25/42	11,550,000	11,765,798
Series 2025-DNA2 Class M1 5.51% (30 day USD SOFR Average + 1.20%) 5/25/45	2,022,424	2,026,058
Series 2025-DNA2 Class M2 5.81% (30 day USD SOFR Average + 1.50%) 5/25/45	4,865,000	4,875,541
Series 2025-HQA1 Class M2 5.96% (30 day USD SOFR Average + 1.65%) 2/25/45	1,200,000	1,203,468
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	135,204	141,920
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R02 Class 2M2 7.31% (30 day USD SOFR Average + 3.00%) 1/25/42	4,565,000	4,669,739
Series 2023-R08 Class 1M1 5.81% (30 day USD SOFR Average + 1.50%) 10/25/43	7,984,050	8,015,725
Series 2024-R04 Class 1A1 5.31% (30 day USD SOFR Average + 1.00%) 5/25/44	16,356,855	16,356,805
Series 2025-R01 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 1/25/45	5,840,000	5,844,475
Series 2025-R02 Class 1M2 5.91% (30 day USD SOFR Average + 1.60%) 2/25/45	4,990,000	5,005,266
Series 2025-R03 Class 2M1 5.91% (30 day USD SOFR Average + 1.60%) 3/25/45	8,544,375	8,584,719
Series 2025-R04 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 5/25/45	12,380,000	12,389,671
Federal National Mortgage Association REMICS
Series 2013-44 Class Z 3.00% 5/25/43	211,958	161,266
Series 2017-40 Class GZ 3.50% 5/25/47	2,600,827	2,376,532
Federal National Mortgage Association REMICS Trust Series 2004-W11 Class 1A2 6.50% 5/25/44	37,316	38,516
Government National Mortgage Association REMICS
Series 2013-113 Class LY 3.00% 5/20/43	2,521,888	2,338,444
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2017-163 Class ZK 3.50% 11/20/47	551,197	$503,252
Total Agency Collateralized Mortgage Obligations (Cost $114,650,365)		115,217,594
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.68%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	23,500,000	20,767,932
♦•Series K-150 Class A2 3.71% 9/25/32	11,600,000	11,079,381
♦Series K753 Class A2 4.40% 10/25/30	7,975,000	8,016,380
•FREMF Mortgage Trust Series 2017-K71 Class B 3.88% 11/25/50	2,990,000	2,923,047
Total Agency Commercial Mortgage-Backed Securities (Cost $42,608,767)		42,786,740
AGENCY MORTGAGE-BACKED SECURITIES–29.47%
Federal Home Loan Mortgage Corp.
2.00% 3/1/41	14,346,990	12,357,762
2.00% 5/1/42	12,697,329	10,906,201
2.00% 8/1/42	19,086,097	16,447,152
2.00% 12/1/50	5,906,878	4,707,599
2.00% 3/1/52	15,567,301	12,355,318
2.50% 2/1/42	4,653,286	4,142,729
2.50% 3/1/42	15,833,818	14,085,718
2.50% 9/1/42	22,520,501	20,055,998
2.50% 7/1/50	1,845,444	1,550,907
2.50% 3/1/51	2,920,772	2,455,917
2.50% 5/1/51	3,781,441	3,197,709
2.50% 11/1/51	15,508,328	13,100,697
2.50% 12/1/51	21,528,289	18,128,506
3.00% 5/1/40	601,479	561,385
3.00% 4/1/42	5,486,912	4,997,329
3.00% 1/1/47	50,019,084	44,430,420
3.00% 8/1/48	4,154,874	3,697,422
3.00% 1/1/50	2,458,312	2,180,224
3.00% 7/1/50	3,453,575	3,063,154
3.00% 12/1/50	1,605,069	1,416,310
3.00% 8/1/51	5,982,008	5,228,784
3.00% 8/1/52	16,383,743	14,342,053
3.50% 2/1/47	8,997,538	8,429,643
3.50% 7/1/47	53,776,320	49,556,428
3.50% 11/1/48	16,227,859	14,973,576
3.50% 2/1/49	35,122,709	31,846,205
3.50% 6/1/52	3,968,319	3,588,204
4.00% 10/1/47	6,283,177	5,930,285
4.00% 9/1/49	5,968,671	5,637,958
4.00% 9/1/52	66,754,090	62,340,356
4.50% 5/1/38	4,214,312	4,192,882
4.50% 1/1/49	4,041,336	3,924,370
4.50% 3/1/49	1,976,771	1,921,325
4.50% 8/1/49	6,041,823	5,878,166
4.50% 10/1/52	20,282,422	19,437,468
4.50% 11/1/52	80,206,492	76,870,887
5.00% 11/1/42	11,665,531	11,701,541
5.00% 10/1/48	2,398,075	2,389,479
5.00% 7/1/52	12,653,202	12,492,516
5.00% 9/1/52	26,205,545	25,892,648
5.50% 9/1/41	6,896,357	7,112,115
LVIP Macquarie Bond Fund-1

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50% 6/1/43	1,809,517	$1,837,824
5.50% 7/1/43	18,647,464	18,996,289
5.50% 9/1/52	12,556,452	12,681,531
5.50% 11/1/52	2,582,127	2,600,969
5.50% 3/1/53	23,047,195	23,282,699
5.50% 9/1/53	25,735,374	25,916,891
5.50% 2/1/54	20,734,464	20,821,684
5.50% 2/1/55	50,413,423	50,422,899
6.00% 1/1/53	7,285,784	7,497,390
Federal National Mortgage Association
2.00% 8/1/36	30,013,443	27,559,688
2.00% 3/1/41	12,749,081	10,999,982
2.00% 5/1/41	5,846,951	5,026,834
2.00% 6/1/50	24,694,286	19,742,088
2.00% 11/1/50	15,887,512	12,743,785
2.00% 12/1/50	4,854,176	3,893,627
2.00% 1/1/51	4,814,095	3,876,263
2.00% 2/1/51	17,763,294	14,226,676
2.00% 3/1/51	1,847,325	1,469,960
2.00% 4/1/51	18,415,204	14,649,584
2.00% 8/1/51	6,703,482	5,373,940
2.00% 9/1/51	45,518,532	36,200,439
2.00% 1/1/52	17,446,205	14,037,753
2.50% 8/1/36	24,738,708	23,118,954
2.50% 5/1/40	2,821,597	2,565,761
2.50% 8/1/50	23,915,976	20,181,745
2.50% 1/1/51	41,446,044	35,057,688
2.50% 6/1/51	6,833,464	5,759,355
2.50% 7/1/51	1,011,379	848,896
2.50% 8/1/51	34,495,357	28,966,043
2.50% 12/1/51	2,289,271	1,906,756
2.50% 2/1/52	62,324,334	51,786,618
2.50% 7/1/53	7,354,930	6,141,311
3.00% 11/1/33	8,388,998	8,141,802
3.00% 12/1/37	7,565,554	7,132,067
3.00% 1/1/38	9,611,400	9,065,561
3.00% 6/1/45	415,953	373,072
3.00% 4/1/46	1,872,401	1,680,770
3.00% 8/1/46	1,005,977	896,393
3.00% 4/1/47	17,720	15,655
3.00% 10/1/47	44,079	38,335
3.00% 12/1/47	2,170,166	1,922,716
3.00% 2/1/48	19,149,723	17,117,711
3.00% 3/1/48	15,279,794	13,522,751
3.00% 11/1/48	2,789,587	2,474,639
3.00% 12/1/49	16,690,086	14,711,828
3.00% 2/1/50	962,237	820,770
3.00% 7/1/51	7,418,243	6,500,739
3.00% 12/1/51	11,108,472	9,725,536
3.00% 6/1/52	25,599,640	22,368,196
3.50% 1/1/48	8,752,700	8,127,749
3.50% 2/1/48	12,060,436	11,039,022
3.50% 3/1/50	2,489,249	2,283,577
3.50% 8/1/50	26,922,177	24,605,314
3.50% 9/1/50	5,615,609	5,167,532
3.50% 3/1/52	19,850,755	18,095,925
3.50% 5/1/52	12,766,525	11,639,058
3.50% 6/1/52	3,879,213	3,525,938
3.50% 9/1/52	28,549,623	26,019,065
4.00% 9/1/42	24,167,472	23,320,457
4.00% 3/1/47	13,634,870	12,923,774
4.00% 6/1/48	10,194,655	9,652,936
4.00% 10/1/48	9,841,522	9,339,099
4.00% 1/1/50	2,901,955	2,792,399
4.00% 8/1/51	8,025,982	7,721,626
4.00% 9/1/52	12,173,665	11,343,005
4.50% 7/1/40	778,655	772,901
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 12/1/40	8,472,346	$8,484,032
4.50% 8/1/41	1,802,091	1,793,548
4.50% 2/1/44	7,998,109	7,962,663
4.50% 2/1/46	23,794,273	23,585,995
4.50% 5/1/46	2,928,478	2,919,713
4.50% 12/1/48	2,438,049	2,370,116
4.50% 1/1/49	3,898,848	3,789,454
4.50% 2/1/49	2,100,707	2,042,002
4.50% 1/1/50	6,300,780	6,177,676
4.50% 4/1/50	13,390,540	13,018,241
4.50% 12/1/52	10,838,380	10,387,657
4.50% 2/1/53	19,202,977	18,405,028
5.00% 7/1/47	17,172,815	17,396,163
5.00% 1/1/51	16,770,315	16,717,920
5.00% 8/1/53	47,558,861	46,855,966
5.00% 9/1/53	9,758,590	9,598,774
5.50% 10/1/38	15,017,874	15,305,181
5.50% 5/1/44	18,160,510	18,737,915
5.50% 8/1/52	9,986,198	10,110,305
5.50% 11/1/52	8,704,414	8,777,173
5.50% 7/1/53	10,028,010	10,041,515
5.50% 2/1/55	24,736,691	24,741,340
6.00% 1/1/42	13,984,651	14,659,246
6.00% 5/1/53	11,265,044	11,501,968
6.00% 7/1/53	12,598,834	12,993,026
6.00% 9/1/53	17,506,481	17,817,132
6.00% 12/1/54	15,730,894	15,989,521
6.00% 3/1/55	17,715,195	18,007,046
6.50% 9/1/53	8,065,936	8,399,790
Government National Mortgage Association
3.00% 8/15/45	2,811,551	2,518,075
3.00% 3/15/50	1,553,058	1,377,131
3.00% 8/20/50	3,410,470	3,078,931
3.00% 12/20/51	12,948,416	11,458,154
5.00% 9/20/52	6,605,524	6,524,167
5.50% 10/15/42	8,434,595	8,790,492
5.50% 4/20/53	9,763,459	9,734,236
5.50% 5/20/53	18,301,989	18,416,414
5.50% 7/20/53	12,114,127	12,197,016
5.50% 2/20/54	13,491,266	13,596,796
6.00% 5/20/53	17,410,222	17,841,610
Total Agency Mortgage-Backed Securities (Cost $1,932,945,443)		1,866,714,314
CORPORATE BONDS–32.98%
Aerospace & Defense–0.85%
Boeing Co. 6.86% 5/1/54	24,680,000	27,017,588
Bombardier, Inc.
7.00% 6/1/32	3,455,000	3,597,985
7.25% 7/1/31	3,455,000	3,626,714
Northrop Grumman Corp.
4.75% 6/1/43	2,064,000	1,866,755
5.20% 6/1/54	8,415,000	7,840,606
TransDigm, Inc.
6.38% 5/31/33	6,020,000	6,025,457
6.63% 3/1/32	3,455,000	3,577,285
		53,552,390
Agriculture–0.20%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	12,475,000	12,336,816
		12,336,816
Airlines–0.05%
Latam Airlines Group SA 7.88% 4/15/30	3,235,000	3,299,700
		3,299,700
LVIP Macquarie Bond Fund-2

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.14%
Ford Motor Credit Co. LLC
6.80% 5/12/28	1,987,000	$2,053,614
6.80% 11/7/28	3,405,000	3,527,727
General Motors Financial Co., Inc. 5.63% 4/4/32	3,040,000	3,075,893
		8,657,234
Banks–10.53%
μBanco de Credito del Peru SA 3.13% 7/1/30	7,235,000	7,235,000
μBanco Mercantil del Norte SA
7.50% 6/27/29	5,000,000	4,949,563
7.63% 1/10/28	3,500,000	3,488,002
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,536,469
μBank of America Corp.
5.16% 1/24/31	9,380,000	9,614,027
5.52% 10/25/35	26,856,000	26,856,244
5.82% 9/15/29	12,710,000	13,240,234
6.20% 11/10/28	22,420,000	23,332,000
6.63% 5/1/30	5,235,000	5,421,643
μBank of Montreal 7.30% 11/26/84	2,365,000	2,416,021
μBank of New York Mellon Corp.
4.70% 9/20/25	13,140,000	13,103,720
4.94% 2/11/31	7,300,000	7,454,531
6.30% 3/20/30	6,200,000	6,369,341
μBBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.88% 9/13/34	3,475,000	3,415,005
7.63% 2/11/35	3,000,000	3,080,400
μBNP Paribas SA 7.45% 6/27/35	6,680,000	6,720,080
Citibank NA
5.44% 4/30/26	4,880,000	4,917,865
5.49% 12/4/26	12,355,000	12,550,676
μCitigroup, Inc.
5.61% 9/29/26	4,320,000	4,329,702
5.61% 3/4/56	5,800,000	5,692,999
6.02% 1/24/36	6,145,000	6,310,408
6.75% 2/15/30	7,605,000	7,661,003
7.00% 8/15/34	4,500,000	4,730,247
μCredit Agricole SA 5.22% 5/27/31	6,300,000	6,417,479
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	7,568,767
5.30% 5/9/31	6,070,000	6,164,817
6.72% 1/18/29	5,937,000	6,236,656
6.82% 11/20/29	7,138,000	7,613,544
7.15% 7/13/27	5,515,000	5,654,342
μGoldman Sachs Group, Inc.
5.02% 10/23/35	10,235,000	10,111,198
5.22% 4/23/31	9,560,000	9,800,639
5.56% 11/19/45	8,520,000	8,388,262
5.73% 1/28/56	9,805,000	9,803,251
6.48% 10/24/29	8,840,000	9,377,173
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,614,897
μJPMorgan Chase & Co.
5.01% 1/23/30	6,455,000	6,574,140
5.10% 4/22/31	7,895,000	8,090,829
5.14% 1/24/31	26,673,000	27,352,601
5.57% 4/22/28	6,940,000	7,082,410
5.57% 4/22/36	10,320,000	10,695,063
6.25% 10/23/34	4,064,000	4,416,920
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μLloyds Banking Group PLC 5.72% 6/5/30	4,850,000	$5,036,979
μM&T Bank Corp. 5.18% 7/8/31	4,900,000	4,981,170
μMorgan Stanley
2.48% 9/16/36	20,963,000	17,812,997
5.16% 4/20/29	12,870,000	13,122,254
5.19% 4/17/31	6,910,000	7,083,646
5.66% 4/17/36	5,500,000	5,699,361
5.83% 4/19/35	14,661,000	15,359,731
6.14% 10/16/26	23,885,000	23,987,731
6.30% 10/18/28	12,237,000	12,746,990
6.41% 11/1/29	7,724,000	8,181,429
μPNC Financial Services Group, Inc.
4.90% 5/13/31	3,895,000	3,944,471
5.58% 1/29/36	4,960,000	5,112,122
5.68% 1/22/35	5,300,000	5,506,679
6.88% 10/20/34	7,745,000	8,658,150
Popular, Inc. 7.25% 3/13/28	17,270,000	18,347,909
μScotiabank Peru SAA 6.10% 10/1/35	8,280,000	8,400,060
State Street Corp.
4.83% 4/24/30	4,265,000	4,344,116
4.99% 3/18/27	7,870,000	7,983,897
Truist Bank
3.30% 5/15/26	7,220,000	7,149,726
μ4.63% 9/17/29	21,981,000	21,720,351
μTruist Financial Corp. 4.95% 9/1/25	7,095,000	7,081,314
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,980,787
3.95% 11/17/25	6,220,000	6,201,890
μ4.65% 2/1/29	16,232,000	16,337,301
μ5.05% 2/12/31	7,310,000	7,441,241
μ5.38% 1/23/30	2,500,000	2,574,045
μ5.42% 2/12/36	3,940,000	4,014,781
μ5.68% 1/23/35	5,565,000	5,777,448
μ5.73% 10/21/26	1,384,000	1,388,641
μ6.79% 10/26/27	3,755,000	3,865,479
μU.S. Bank NA 4.73% 5/15/28	6,830,000	6,864,310
μUBS Group AG
5.58% 5/9/36	4,110,000	4,202,953
5.70% 2/8/35	3,295,000	3,422,500
6.85% 9/10/29	14,045,000	14,106,643
7.00% 2/10/30	4,300,000	4,277,560
μWells Fargo & Co.
5.24% 1/24/31	5,645,000	5,790,853
5.61% 4/23/36	10,535,000	10,874,432
		666,770,115
Biotechnology–0.10%
Royalty Pharma PLC 1.75% 9/2/27	6,895,000	6,529,889
		6,529,889
Building Materials–0.04%
Quikrete Holdings, Inc. 6.38% 3/1/32	2,525,000	2,596,508
		2,596,508
Chemicals–0.30%
Celanese U.S. Holdings LLC
6.50% 4/15/30	376,000	384,884
6.75% 4/15/33	3,116,000	3,148,363
Dow Chemical Co. 5.95% 3/15/55	5,925,000	5,647,227
Ma'aden Sukuk Ltd. 5.25% 2/13/30	3,425,000	3,482,698
LVIP Macquarie Bond Fund-3

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
OCP SA
5.13% 6/23/51	4,285,000	$3,247,666
7.50% 5/2/54	3,125,000	3,122,812
		19,033,650
Commercial Services–0.04%
Herc Holdings, Inc.
7.00% 6/15/30	1,320,000	1,378,552
7.25% 6/15/33	955,000	1,000,650
		2,379,202
Computers–1.16%
Accenture Capital, Inc.
4.05% 10/4/29	5,015,000	4,982,506
4.25% 10/4/31	26,805,000	26,554,437
4.50% 10/4/34	11,155,000	10,856,204
Amentum Holdings, Inc. 7.25% 8/1/32	6,910,000	7,111,447
Leidos, Inc.
5.40% 3/15/32	9,940,000	10,145,287
5.50% 3/15/35	13,535,000	13,741,337
		73,391,218
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	2,640,000	2,704,659
		2,704,659
Diversified Financial Services–2.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,966,077
3.00% 10/29/28	20,435,000	19,467,912
5.10% 1/19/29	4,200,000	4,274,984
6.50% 7/15/25	3,035,000	3,036,937
Air Lease Corp.
2.88% 1/15/26	22,595,000	22,364,754
3.00% 2/1/30	9,220,000	8,628,629
3.38% 7/1/25	3,290,000	3,290,000
μ4.13% 12/15/26	4,792,000	4,646,121
4.63% 10/1/28	3,303,000	3,324,421
5.10% 3/1/29	2,389,000	2,439,896
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	15,474,571
5.38% 7/15/29	7,005,000	7,133,589
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	5,155,055
6.45% 6/8/27	1,766,000	1,828,893
6.50% 1/20/43	5,130,000	5,352,313
OneMain Finance Corp. 7.13% 9/15/32	6,275,000	6,496,313
PennyMac Financial Services, Inc. 6.88% 5/15/32	6,355,000	6,497,797
Rocket Cos., Inc. 6.38% 8/1/33	8,215,000	8,405,592
		134,783,854
Electric–3.25%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,222,048
4.15% 5/1/49	1,530,000	1,158,619
5.40% 6/1/33	2,525,000	2,561,401
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,702,436
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,686,902
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co. 2.85% 5/15/51	10,655,000	$6,525,131
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	6,818,097	6,818,657
Chile Electricity Lux MPC SARL 6.01% 1/20/33	3,213,150	3,324,839
Cikarang Listrindo Tbk. PT 5.65% 3/12/35	8,750,000	8,724,653
Constellation Energy Generation LLC 5.75% 3/15/54	8,055,000	7,890,898
μDominion Energy, Inc.
6.63% 5/15/55	5,525,000	5,607,173
6.88% 2/1/55	6,625,000	6,969,395
DTE Energy Co. 5.10% 3/1/29	7,080,000	7,219,456
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	28,688,234
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,314,168
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,486,569
Exelon Corp. 5.45% 3/15/34	13,150,000	13,492,276
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	7,335,000	7,054,906
μ6.50% 8/15/55	3,200,000	3,271,042
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,707,670
5.05% 10/1/48	6,185,000	5,464,673
6.20% 12/1/53	1,740,000	1,777,460
Pacific Gas & Electric Co. 3.30% 8/1/40	7,120,000	5,093,620
PacifiCorp
5.10% 2/15/29	1,750,000	1,784,102
5.45% 2/15/34	2,985,000	3,027,207
5.80% 1/15/55	2,780,000	2,660,063
μSempra 6.40% 10/1/54	16,195,000	15,374,346
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,681,081
Vistra Operations Co. LLC
6.00% 4/15/34	3,055,000	3,172,495
6.95% 10/15/33	17,605,000	19,331,786
		205,793,306
Electronics–0.10%
Amphenol Corp. 2.20% 9/15/31	7,175,000	6,283,564
		6,283,564
Entertainment–0.11%
Caesars Entertainment, Inc. 6.50% 2/15/32	6,910,000	7,090,460
		7,090,460
Food–0.99%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	6,980,000	7,452,253
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	6,795,000	6,804,989
6.25% 3/1/56	6,355,000	6,376,099
Mars, Inc.
4.80% 3/1/30	9,695,000	9,822,973
5.20% 3/1/35	8,535,000	8,637,242
5.65% 5/1/45	5,700,000	5,713,784
LVIP Macquarie Bond Fund-4

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mars, Inc. (continued)
5.70% 5/1/55	12,950,000	$12,918,386
Sysco Corp. 5.10% 9/23/30	4,610,000	4,723,065
		62,448,791
Gas–0.05%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	2,973,312
		2,973,312
Health Care Products–0.10%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	3,220,000	3,246,612
5.50% 6/15/35	3,155,000	3,230,831
		6,477,443
Health Care Services–0.23%
DaVita, Inc. 6.75% 7/15/33	3,847,000	3,972,401
HCA, Inc. 5.45% 9/15/34	10,355,000	10,444,615
		14,417,016
Insurance–1.46%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	7,800,319
5.00% 9/12/32	12,325,000	12,499,713
Aon North America, Inc.
5.30% 3/1/31	5,065,000	5,238,604
5.75% 3/1/54	1,905,000	1,877,265
Arthur J Gallagher & Co. 5.00% 2/15/32	7,605,000	7,707,542
Athene Holding Ltd.
μ6.63% 10/15/54	6,065,000	5,970,389
6.63% 5/19/55	6,340,000	6,532,588
μ6.88% 6/28/55	5,780,000	5,751,678
Henneman Trust 6.58% 5/15/55	10,765,000	10,818,879
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	12,175,000	11,954,276
New York Life Global Funding 5.45% 9/18/26	9,745,000	9,887,570
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,556,310
		92,595,133
Internet–0.32%
Alibaba Group Holding Ltd. 5.25% 5/26/35	8,900,000	8,999,361
Meta Platforms, Inc.
3.85% 8/15/32	6,845,000	6,583,155
5.40% 8/15/54	4,630,000	4,515,367
		20,097,883
Investment Companies–0.58%
Apollo Debt Solutions BDC 6.70% 7/29/31	2,995,000	3,112,212
Blackstone Private Credit Fund 5.60% 11/22/29	4,850,000	4,883,505
Blue Owl Credit Income Corp.
5.80% 3/15/30	15,700,000	15,725,589
6.60% 9/15/29	5,915,000	6,086,225
HPS Corporate Lending Fund 5.95% 4/14/32	6,732,000	6,689,152
		36,496,683
Iron & Steel–0.24%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	6,910,000	6,513,790
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor Corp. 5.10% 6/1/35	8,760,000	$8,787,339
		15,301,129
Machinery Construction & Mining–0.13%
Caterpillar, Inc. 5.20% 5/15/35	7,765,000	7,915,256
		7,915,256
Media–0.66%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	7,510,000	4,811,456
Midcontinent Communications 8.00% 8/15/32	7,015,000	7,423,792
Sirius XM Radio LLC 4.13% 7/1/30	7,945,000	7,325,604
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	6,235,090
7.30% 7/1/38	14,595,000	15,915,751
		41,711,693
Mining–0.20%
AngloGold Ashanti Holdings PLC 6.50% 4/15/40	4,370,000	4,481,027
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	3,555,000	3,599,487
6.13% 4/15/32	3,530,000	3,590,631
Freeport-McMoRan, Inc. 5.45% 3/15/43	1,244,000	1,175,600
		12,846,745
Miscellaneous Manufacturing–0.13%
Siemens Funding BV
4.60% 5/28/30	3,695,000	3,731,928
4.90% 5/28/32	4,660,000	4,727,173
		8,459,101
Office Business Equipment–0.35%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	23,485,000	22,416,191
		22,416,191
Oil & Gas–1.60%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,495,343
5.23% 11/17/34	14,655,000	14,910,753
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,789,377
ConocoPhillips Co.
5.00% 1/15/35	7,510,000	7,504,508
5.05% 9/15/33	16,550,000	16,843,689
5.50% 1/15/55	7,850,000	7,448,229
Ecopetrol SA 8.38% 1/19/36	4,795,000	4,626,535
EOG Resources, Inc.
5.00% 7/15/32	9,206,000	9,317,962
5.35% 1/15/36	3,031,000	3,073,812
5.95% 7/15/55	3,570,000	3,635,488
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	3,620,000	3,491,053
6.25% 4/15/32	3,445,000	3,289,533
Petroleos Mexicanos 6.75% 9/21/47	4,492,000	3,253,515
Raizen Fuels Finance SA 6.95% 3/5/54	5,360,000	4,972,625
LVIP Macquarie Bond Fund-5

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Woodside Finance Ltd. 5.70% 5/19/32	6,580,000	$6,699,269
		101,351,691
Oil & Gas Services–0.07%
Guara Norte SARL 5.20% 6/15/34	4,763,398	4,514,408
		4,514,408
Packaging & Containers–0.08%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	5,020,000	5,093,117
		5,093,117
Pharmaceuticals–0.20%
Eli Lilly & Co.
5.10% 2/12/35	7,330,000	7,512,995
5.50% 2/12/55	5,240,000	5,272,655
		12,785,650
Pipelines–2.29%
Enbridge, Inc.
4.90% 6/20/30	3,925,000	3,964,305
5.25% 4/5/27	6,810,000	6,909,638
5.55% 6/20/35	6,155,000	6,257,267
μ5.75% 7/15/80	2,980,000	2,971,660
Energy Transfer LP
5.95% 5/15/54	5,450,000	5,184,571
6.05% 9/1/54	6,745,000	6,482,448
6.10% 12/1/28	6,520,000	6,849,064
μ6.50% 11/15/26	15,980,000	16,051,397
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,383,178
3.30% 2/15/53	16,872,000	11,156,617
4.60% 1/15/31	6,620,000	6,670,361
4.95% 2/15/35	4,700,000	4,683,634
5.35% 1/31/33	5,635,000	5,840,042
5.55% 2/16/55	4,430,000	4,273,754
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	8,779,457	7,783,779
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	3,895,000	4,036,130
ONEOK, Inc.
5.05% 11/1/34	2,959,000	2,879,541
5.70% 11/1/54	4,840,000	4,467,528
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,813,306
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,932,309
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	7,630,000	6,672,274
		145,262,803
Private Equity–0.16%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	10,060,000	10,014,991
		10,014,991
Real Estate Investment Trusts–0.42%
Extra Space Storage LP 5.40% 2/1/34	11,580,000	11,761,220
VICI Properties LP
4.95% 2/15/30	8,625,000	8,675,457
5.63% 4/1/35	3,495,000	3,527,128
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	2,945,000	$2,893,280
		26,857,085
Retail–0.30%
El Puerto de Liverpool SAB de CV 6.66% 1/22/37	7,405,000	7,622,707
Home Depot, Inc.
4.88% 6/25/27	2,605,000	2,646,045
4.95% 6/25/34	6,830,000	6,912,291
QXO Building Products, Inc. 6.75% 4/30/32	1,535,000	1,581,360
		18,762,403
Semiconductors–0.58%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,530
3.19% 11/15/36	14,715,000	12,198,594
5.05% 7/12/29	10,170,000	10,414,270
Entegris, Inc. 4.75% 4/15/29	5,905,000	5,839,517
Foundry JV Holdco LLC 6.10% 1/25/36	7,885,000	8,157,925
		36,612,836
Software–0.61%
Oracle Corp.
3.60% 4/1/50	18,861,000	13,190,302
5.25% 2/3/32	3,600,000	3,692,829
6.00% 8/3/55	4,030,000	4,023,209
Roper Technologies, Inc. 4.90% 10/15/34	13,660,000	13,470,985
Synopsys, Inc. 5.70% 4/1/55	4,585,000	4,558,675
		38,936,000
Telecommunications–1.66%
AT&T, Inc.
3.50% 9/15/53	17,244,000	11,671,728
5.38% 8/15/35	3,065,000	3,120,947
6.05% 8/15/56	3,045,000	3,107,474
6.30% 1/15/38	4,500,000	4,860,020
Iliad Holding SASU 8.50% 4/15/31	440,000	470,635
Millicom International Cellular SA 7.38% 4/2/32	5,500,000	5,645,723
Rogers Communications, Inc. 5.30% 2/15/34	11,015,000	11,026,701
Softbank Corp.
4.70% 7/9/30	10,915,000	10,915,000
5.33% 7/9/35	13,345,000	13,345,000
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,713,237
3.75% 4/15/27	13,240,000	13,101,745
5.13% 5/15/32	2,705,000	2,758,540
5.75% 1/15/34	3,335,000	3,492,746
5.88% 11/15/55	8,315,000	8,311,565
Verizon Communications, Inc.
2.88% 11/20/50	5,390,000	3,357,488
5.25% 4/2/35	5,485,000	5,530,699
		105,429,248
Transportation–0.53%
Burlington Northern Santa Fe LLC 5.80% 3/15/56	10,790,000	11,103,104
Union Pacific Corp.
5.10% 2/20/35	6,955,000	7,073,594
LVIP Macquarie Bond Fund-6

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
5.60% 12/1/54	15,359,000	$15,276,653
		33,453,351
Total Corporate Bonds (Cost $2,107,717,054)		2,088,432,524
LOAN AGREEMENTS–1.25%
•Alliance Laundry Systems LLC 6.83% (1 mo. USD Term SOFR + 2.50%) 8/19/31	5,048,000	5,055,572
•Amentum Government Services Holdings LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 9/29/31	8,879,888	8,857,688
•Ardonagh Midco 3 PLC 7.02 - 7.05% (6 mo. USD Term SOFR + 2.75%) 2/15/31	14,364,000	14,238,315
•Azorra Soar TLB Finance Ltd. 7.82% (3 mo. USD Term SOFR + 3.50%) 10/18/29	3,324,875	3,337,343
•Dragon Buyer, Inc. 7.30% (3 mo. USD Term SOFR + 3.00%) 9/30/31	7,024,700	7,033,481
•Instructure Holdings, Inc. 7.21% (6 mo. USD Term SOFR + 3.00%) 11/13/31	5,107,200	5,111,388
Janney Montgomery Scott LLC
✠0.00% 11/28/31	997,857	1,001,599
•7.47% (6 mo. USD Term SOFR + 3.25%) 11/28/31	5,972,175	5,994,571
•Jefferies Finance LLC 7.32% (1 mo. USD Term SOFR + 3.00%) 10/21/31	3,435,735	3,440,030
•Lightning Power LLC 6.55% (3 mo. USD Term SOFR + 2.25%) 8/18/31	7,462,406	7,470,689
•Midcontinent Communications 6.82% (1 mo. USD Term SOFR + 2.50%) 8/16/31	6,203,125	6,216,027
•White Cap Buyer LLC 7.58% (1 mo. USD Term SOFR + 3.25%) 10/19/29	11,696,225	11,614,351
Total Loan Agreements (Cost $79,159,603)		79,371,054
NON-AGENCY ASSET-BACKED SECURITIES–4.88%
•Black Diamond CLO DAC Series 2017-2A Class A2 5.83% (3 mo. USD Term SOFR + 1.56%) 1/20/32	228,297	228,281
•Catamaran CLO Ltd. Series 2014-1A Class A1BR 5.92% (3 mo. USD Term SOFR + 1.65%) 4/22/30	11,150,000	11,154,850
DataBank Issuer LLC Series 2021-1A Class A2 2.06% 2/27/51	8,500,000	8,314,601
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	26,305,000	25,019,856
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	42,790,000	$39,924,764
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	14,000,000	14,177,824
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class A 1.06% 9/15/27	5,372,000	5,332,483
Frontier Issuer LLC Series 2024-1 Class A2 6.19% 6/20/54	7,000,000	7,208,039
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	11,089,000	11,122,346
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	29,000,000	29,422,429
•ICG U.S. CLO Ltd. Series 2014-1A Class A1A2 5.73% (3 mo. USD Term SOFR + 1.46%) 10/20/34	4,000,000	4,001,224
•KKR CLO 41 Ltd. Series 2022-41A Class A1 5.59% (3 mo. USD Term SOFR + 1.33%) 4/15/35	5,600,000	5,605,886
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 5.26% (3 mo. USD Term SOFR + 0.99%) 7/20/34	11,000,000	11,029,392
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	20,000,000	20,061,374
•Regatta XIX Funding Ltd. Series 2022-1A Class A1 5.59% (3 mo. USD Term SOFR + 1.32%) 4/20/35	3,000,000	3,005,736
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	7,750,000	7,873,685
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.83% (3 mo. USD Term SOFR + 1.55%) 4/25/37	4,000,000	4,012,040
•Steele Creek CLO Ltd. Series 2017-1A Class A 5.77% (3 mo. USD Term SOFR + 1.51%) 10/15/30	683,877	684,485
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	28,575,000	28,956,159
•Venture 34 CLO Ltd. Series 2018-34A Class AR 5.54% (3 mo. USD Term SOFR + 1.28%) 10/15/31	5,507,617	5,507,909
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.65% (3 mo. USD Term SOFR + 1.39%) 4/15/34	15,000,000	15,010,215
LVIP Macquarie Bond Fund-7

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	17,000,000	$17,358,357
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	34,000,000	34,302,784
Total Non-Agency Asset-Backed Securities (Cost $311,776,371)		309,314,719
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.02%
•Agate Bay Mortgage Trust
Series 2015-1 Class B1 3.63% 1/25/45	524,209	509,698
Series 2015-1 Class B2 3.63% 1/25/45	296,211	288,011
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	9,885,942	8,057,815
Series 2021-PJ8 Class A2 2.50% 1/25/52	13,586,101	11,073,733
Series 2021-PJ9 Class A2 2.50% 2/26/52	15,311,483	12,480,055
•JP Morgan Mortgage Trust
Series 2014-2 Class B1 3.40% 6/25/29	588,553	567,626
Series 2014-2 Class B2 3.40% 6/25/29	219,277	211,481
Series 2015-1 Class B2 5.66% 12/25/44	927,912	926,452
Series 2015-4 Class B1 3.51% 6/25/45	1,170,198	1,088,375
Series 2015-4 Class B2 3.51% 6/25/45	838,039	779,441
Series 2015-5 Class B2 5.93% 5/25/45	464,900	460,948
Series 2015-6 Class B1 3.50% 10/25/45	812,151	781,079
Series 2015-6 Class B2 3.50% 10/25/45	688,120	660,286
Series 2015-6 Class B3 3.50% 10/25/45	1,238,595	1,110,936
Series 2016-4 Class B1 3.78% 10/25/46	921,635	867,959
Series 2016-4 Class B2 3.78% 10/25/46	1,687,558	1,589,275
Series 2017-1 Class B3 3.45% 1/25/47	3,586,919	3,251,992
Series 2017-2 Class A3 3.50% 5/25/47	277,312	247,791
Series 2020-2 Class A3 3.50% 7/25/50	396,032	350,704
Series 2020-7 Class A3 3.00% 1/25/51	1,779,231	1,521,623
Series 2021-1 Class A3 2.50% 6/25/51	3,098,591	2,525,594
Series 2021-10 Class A3 2.50% 12/25/51	6,530,791	5,323,105
Series 2021-11 Class A3 2.50% 1/25/52	11,042,319	9,017,606
Series 2021-12 Class A3 2.50% 2/25/52	14,305,377	11,659,999
Series 2021-13 Class A3 2.50% 4/25/52	14,409,904	11,745,197
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	4,329,419	$3,519,405
Series 2021-1 Class A2 2.50% 3/25/51	3,008,541	2,452,196
Series 2021-4 Class A3 2.50% 7/25/51	3,077,014	2,508,006
Series 2021-5 Class A3 2.50% 8/25/51	9,831,122	8,013,132
•New Residential Mortgage Loan Trust Series 2018-RPL1 Class A1 3.50% 12/25/57	512,935	497,446
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	3,138,722	2,558,304
Series 2021-4 Class A1 2.50% 9/25/51	14,788,853	12,054,070
Series 2021-6 Class A1 2.50% 12/25/51	6,611,068	5,388,537
•Sequoia Mortgage Trust
Series 2013-4 Class B2 3.43% 4/25/43	301,850	290,606
Series 2015-1 Class B2 3.94% 1/25/45	499,325	485,028
Series 2020-4 Class A2 2.50% 11/25/50	2,532,918	2,067,571
•Towd Point Mortgage Trust Series 2018-1 Class A1 3.00% 1/25/58	260,365	256,859
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	614,069	523,418
Total Non-Agency Collateralized Mortgage Obligations (Cost $155,844,433)		127,711,359
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.54%
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	4,085,000	3,919,233
Series 2017-BNK7 Class A5 3.44% 9/15/60	17,405,000	17,007,668
Series 2019-BN20 Class A3 3.01% 9/15/62	6,159,000	5,702,407
Series 2019-BN21 Class A5 2.85% 10/17/52	12,550,000	11,560,756
Series 2020-BN25 Class A5 2.65% 1/15/63	40,000,000	36,296,420
•Series 2022-BNK40 Class B 3.50% 3/15/64	8,850,000	7,746,330
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	18,580,000	16,511,507
Benchmark Mortgage Trust
•Series 2018-B1 Class A5 3.67% 1/15/51	1,220,000	1,192,527
Series 2020-B17 Class A5 2.29% 3/15/53	23,500,000	20,773,022
Series 2020-B19 Class A5 1.85% 9/15/53	30,108,000	26,021,053
Series 2020-B20 Class A5 2.03% 10/15/53	22,100,000	19,051,148
LVIP Macquarie Bond Fund-8

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B21 Class A5 1.98% 12/17/53	13,290,000	$11,497,979
Series 2020-B22 Class A5 1.97% 1/15/54	24,350,000	20,891,538
Series 2021-B24 Class A5 2.58% 3/15/54	6,634,000	5,811,989
Series 2021-B25 Class A5 2.58% 4/15/54	14,130,000	12,410,159
•Series 2022-B32 Class B 3.20% 1/15/55	9,000,000	7,259,263
•Series 2022-B32 Class C 3.57% 1/15/55	11,000,000	8,300,714
•Series 2022-B33 Class B 3.73% 3/15/55	4,450,000	3,852,992
•Series 2022-B33 Class C 3.73% 3/15/55	4,450,000	3,491,745
•Series 2022-B34 Class A5 3.79% 4/15/55	4,735,866	4,362,923
•Series 2022-B35 Class A5 4.59% 5/15/55	10,445,000	10,087,127
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	3,555,000	3,241,044
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	16,282,000	15,696,185
Series 2019-CF2 Class A5 2.87% 11/15/52	5,950,000	5,518,186
Series 2019-CF3 Class A4 3.01% 1/15/53	13,150,000	12,229,791
CD Mortgage Trust
Series 2016-CD2 Class A3 3.25% 11/10/49	9,638,427	9,461,336
•Series 2017-CD6 Class B 3.91% 11/13/50	2,760,000	2,608,093
Series 2019-CD8 Class A4 2.91% 8/15/57	16,075,000	14,739,237
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	7,090,000	6,994,226
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	7,897,000	7,775,075
Series 2017-C4 Class A4 3.47% 10/12/50	18,940,000	18,501,728
Series 2019-C7 Class A4 3.10% 12/15/72	11,904,000	11,191,294
Series 2020-555 Class A 2.65% 12/10/41	6,700,000	5,968,876
COMM Mortgage Trust Series 2016-CR28 Class A4 3.76% 2/10/49	8,148,000	8,111,720
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	4,585,000	4,522,913
Series 2020-C9 Class A5 1.93% 8/15/53	11,250,000	9,867,190
Series 2020-C9 Class B 2.57% 8/15/53	3,250,000	2,735,412
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	9,310,000	8,184,769
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2015-GC32 Class A4 3.76% 7/10/48	638,599	$635,369
Series 2017-GS6 Class A3 3.43% 5/10/50	14,900,000	14,503,605
•Series 2018-GS9 Class B 4.32% 3/10/51	2,875,000	2,656,201
Series 2019-GC39 Class A4 3.57% 5/10/52	2,200,000	2,055,329
Series 2019-GC42 Class A4 3.00% 9/10/52	20,000,000	18,629,784
Series 2020-GC47 Class A5 2.38% 5/12/53	14,250,000	12,827,980
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	1,494,584	1,413,444
Series 2015-JP1 Class A5 3.91% 1/15/49	8,627,000	8,552,445
Series 2016-JP2 Class A4 2.82% 8/15/49	10,654,000	10,439,974
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 Class A3 3.80% 8/15/48	3,291,986	3,094,467
Series 2015-C33 Class A4 3.77% 12/15/48	17,407,056	17,309,195
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	11,776,000	11,562,279
Series 2016-C4 Class A3 3.14% 12/15/49	7,150,000	6,962,955
Series 2017-C7 Class A5 3.41% 10/15/50	4,220,000	4,094,352
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5 3.53% 10/15/48	5,664,775	5,622,846
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	6,400,000	5,965,485
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 Class A4 3.62% 9/15/57	3,185,000	3,172,797
Series 2016-BNK1 Class A3 2.65% 8/15/49	7,895,000	7,698,021
Series 2020-C58 Class A4 2.09% 7/15/53	3,275,000	2,853,935
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $601,835,502)		541,146,038
SUPRANATIONAL BANKS–0.23%
Africa Finance Corp. 5.55% 10/8/29	5,905,000	5,863,964
μAfrican Development Bank 5.75% 5/7/34	6,475,000	6,239,535
μCorp. Andina de Fomento 6.75% 6/17/30	2,610,000	2,656,783
Total Supranational Banks (Cost $14,812,107)		14,760,282
U.S. TREASURY OBLIGATIONS–16.00%
U.S. Treasury Bonds
2.25% 8/15/46	131,705,000	86,282,209
4.13% 8/15/44	7,500,000	6,870,996
4.25% 2/15/54	77,690,000	70,867,847
4.63% 11/15/44	197,215,000	193,054,996
LVIP Macquarie Bond Fund-9

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.63% 2/15/55	25,135,000	$24,467,352
4.75% 5/15/55	24,010,000	23,874,944
5.00% 5/15/45	106,125,000	109,010,273
U.S. Treasury Notes
3.75% 5/15/28	15,740,000	15,763,364
3.88% 6/30/30	166,200,000	166,836,234
4.13% 3/31/29	79,300,000	80,371,789
4.25% 5/15/35	55,485,000	55,571,695
4.63% 9/30/28	175,350,000	180,206,373
Total U.S. Treasury Obligations (Cost $1,047,425,309)		1,013,178,072

	Number of Shares
COMMON STOCK–0.00%
=†MNSN Holdings, Inc.	10,379	44,111
Total Common Stock (Cost $0)		44,111
PREFERRED STOCK–0.10%
†SVB Financial Trust 11.00% 11/7/29	11,831	6,187,613
Total Preferred Stock (Cost $6,683,667)		6,187,613
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	5,546,964	5,546,964
Total Money Market Fund (Cost $5,546,964)		5,546,964

Principal Amount°
SHORT-TERM INVESTMENTS—2.79%
Discounted Commercial Paper–2.79%
≠ABN AMRO Funding USA LLC
4.41% 7/1/25	5,000,000	5,000,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠American Crystal Sugar Co.
4.66% 7/1/25	1,500,000	$1,500,000
4.66% 7/1/25	1,500,000	1,500,000
4.72% 7/1/25	6,000,000	6,000,000
4.72% 7/3/25	4,500,000	4,498,842
≠Avery Dennison Corp.
4.53% 7/1/25	16,100,000	16,100,000
≠Banco Santander Chile
4.67% 9/8/25	10,000,000	9,905,889
≠Brown-Forman Corp.
4.57% 7/16/25	15,000,000	14,971,875
4.58% 7/7/25	12,000,000	11,991,000
≠Dairy Farmers of America, Inc.
4.62% 7/1/25	11,150,000	11,150,000
≠Fiserv, Inc.
4.60% 7/10/25	15,400,000	15,382,559
4.61% 7/9/25	6,000,000	5,993,947
≠Johnson Controls International PLC
4.56% 7/1/25	20,000,000	20,000,000
≠Keurig Dr. Pepper, Inc.
4.64% 7/14/25	3,140,000	3,134,829
≠Mondelez International, Inc.
4.67% 7/21/25	3,150,000	3,142,003
≠Parker-Hannifin Corp.
4.66% 7/28/25	10,000,000	9,965,725
≠Peoples Gas Light & Coke Co.
4.53% 7/1/25	15,180,000	15,180,000
≠South Jersey Gas Co.
4.58% 7/7/25	9,700,000	9,692,709
≠Sysco Corp.
4.54% 7/1/25	1,500,000	1,500,000
≠Wisconsin Electric Power Co.
4.52% 7/1/25	10,000,000	10,000,000
Total Short-Term Investments (Cost $176,616,281)		176,609,378

TOTAL INVESTMENTS–100.85% (Cost $6,597,621,866)	6,387,020,762

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.85%)	(53,818,445)
NET ASSETS APPLICABLE TO 537,683,728 SHARES OUTSTANDING–100.00%	$6,333,202,317
NET ASSET VALUE PER SHARE–LVIP MACQUARIE BOND FUND STANDARD CLASS ($2,235,467,903 / 189,501,492 Shares)	$11.797
NET ASSET VALUE PER SHARE–LVIP MACQUARIE BOND FUND SERVICE CLASS ($4,097,734,414 / 348,182,236 Shares)	$11.769
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$7,343,668,216
Distributable earnings/(accumulated loss)	(1,010,465,899)
TOTAL NET ASSETS	$6,333,202,317

LVIP Macquarie Bond Fund-10

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

★Includes $10,263,000 cash collateral held at broker for futures contracts, $1,403,827 variation margin due from broker on futures contracts,
$129,106,440 payable for securities purchased, $2,411,055 payable for fund shares redeemed, $98,515 other accrued expenses payable,
$997,857 payable for unfunded loan commitments, $2,910,963 due to manager and affiliates, $34,579 payable for audit fee and $139,037 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
816	CBOT 10 Year U.S. Treasury Notes Futures	$91,494,000	$89,863,051	9/19/25	$1,630,949	$—
2,140	CBOT 2 Year U.S. Treasury Notes Futures	445,170,157	443,454,523	9/30/25	1,715,634	—
516	CBOT 5 Year U.S. Treasury Notes Futures	56,244,000	55,584,444	9/30/25	659,556	—
1,094	CBOT U.S. Long Bond Futures	126,322,813	121,779,201	9/19/25	4,543,612	—
Total Futures Contracts					$8,549,751	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-11

LVIP Macquarie Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$151,909,115
Foreign taxes withheld	(2,151)
151,906,964
EXPENSES:
Management fees	10,008,361
Distribution fees-Service Class	7,218,092
Shareholder servicing fees	940,631
Accounting and administration expenses	541,655
Professional fees	111,156
Trustees’ fees and expenses	98,922
Reports and statements to shareholders	69,023
Custodian fees	55,289
Pricing fees	26,105
Consulting fees	21,565
Other	60,536
Total operating expenses	19,151,335
NET INVESTMENT INCOME	132,755,629
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(56,230,116)
Futures contracts	(11,582,065)
Swap contracts	(461,473)
Net realized loss	(68,273,654)
Net change in unrealized appreciation (depreciation) of:
Investments	165,480,346
Foreign currencies	83
Futures contracts	16,893,081
Swap contracts	577,038
Net change in unrealized appreciation (depreciation)	182,950,548
NET REALIZED AND UNREALIZED GAIN	114,676,894
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$247,432,523
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$132,755,629	$278,403,121
Net realized loss	(68,273,654)	(84,041,687)
Net change in unrealized appreciation (depreciation)	182,950,548	(95,030,549)
Net increase in net assets resulting from operations	247,432,523	99,330,885
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(130,015,921)
Service Class	—	(193,000,979)
	—	(323,016,900)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	130,372,255	336,394,127
Service Class	125,370,219	457,599,207
Reinvestment of dividends and distributions:
Standard Class	—	130,015,921
Service Class	—	193,000,979
	255,742,474	1,117,010,234
Cost of shares redeemed:
Standard Class	(584,979,517)	(586,564,917)
Service Class	(398,967,229)	(347,943,369)
	(983,946,746)	(934,508,286)
Increase (decrease) in net assets derived from capital share transactions	(728,204,272)	182,501,948
NET DECREASE IN NET ASSETS	(480,771,749)	(41,184,067)
NET ASSETS:
Beginning of period	6,813,974,066	6,855,158,133
End of period	$6,333,202,317	$6,813,974,066
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-12

LVIP Macquarie Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Bond Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.342	$11.728	$11.430	$13.691	$14.404	$13.701
Income (loss) from investment operations:
Net investment income[2]	0.247	0.501	0.471	0.343	0.236	0.303
Net realized and unrealized gain (loss)	0.208	(0.302)	0.203	(2.209)	(0.493)	1.047
Total from investment operations	0.455	0.199	0.674	(1.866)	(0.257)	1.350
Less dividends and distributions from:
Net investment income	—	(0.585)	(0.376)	(0.375)	(0.284)	(0.344)
Net realized gain	—	—	—	—	(0.172)	(0.303)
Return of capital	—	—	—	(0.020)	—	—
Total dividends and distributions	—	(0.585)	(0.376)	(0.395)	(0.456)	(0.647)
Net asset value, end of period	$11.797	$11.342	$11.728	$11.430	$13.691	$14.404
Total return[3]	4.00%	1.61% [4]	5.93%	(13.70% )	(1.80% )	9.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,235,468	$2,598,535	$2,805,120	$2,334,652	$2,932,099	$2,816,560
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%	0.37%
Ratio of net investment income to average net assets	4.31%	4.26%	4.06%	2.78%	1.67%	2.09%
Portfolio turnover	55%	100%	121%	156%	298%	163%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.06% of the fund's total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.55%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-13

LVIP Macquarie Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Bond Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.335	$11.723	$11.426	$13.684	$14.398	$13.699
Income (loss) from investment operations:
Net investment income[2]	0.226	0.459	0.430	0.299	0.186	0.252
Net realized and unrealized gain (loss)	0.208	(0.302)	0.202	(2.206)	(0.492)	1.044
Total from investment operations	0.434	0.157	0.632	(1.907)	(0.306)	1.296
Less dividends and distributions from:
Net investment income	—	(0.545)	(0.335)	(0.331)	(0.236)	(0.294)
Net realized gain	—	—	—	—	(0.172)	(0.303)
Return of capital	—	—	—	(0.020)	—	—
Total dividends and distributions	—	(0.545)	(0.335)	(0.351)	(0.408)	(0.597)
Net asset value, end of period	$11.769	$11.335	$11.723	$11.426	$13.684	$14.398
Total return[3]	3.82%	1.25% [4]	5.57%	(14.00% )	(2.14% )	9.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,097,734	$4,215,439	$4,050,038	$3,843,448	$4,823,857	$4,518,452
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%	0.72%
Ratio of net investment income to average net assets	3.96%	3.91%	3.71%	2.43%	1.32%	1.74%
Portfolio turnover	55%	100%	121%	156%	298%	163%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.05% of the fund's total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.20%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-14

LVIP Macquarie Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Macquarie Bond Fund-15

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Macquarie Bond Fund is $687 and $640 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
LVIP Macquarie Bond Fund-16

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$279,539
Legal	42,603
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $37,112 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,594,568
Distribution fees payable to LFD	1,163,629
Printing and mailing fees payable to Lincoln Life	3,074
Shareholder servicing fees payable to Lincoln Life	149,692
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$853,279,315
Purchases of U.S. government securities	2,668,388,832
Sales other than U.S. government securities	904,671,468
Sales of U.S. government securities	3,097,115,730
LVIP Macquarie Bond Fund-17

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$6,597,621,866
Aggregate unrealized appreciation of investments and derivatives	$73,731,230
Aggregate unrealized depreciation of investments and derivatives	(275,782,583)
Net unrealized depreciation of investments and derivatives	$(202,051,353)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie Bond Fund-18

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$115,217,594	$—	$115,217,594
Agency Commercial Mortgage-Backed Securities	—	42,786,740	—	42,786,740
Agency Mortgage-Backed Securities	—	1,866,714,314	—	1,866,714,314
Corporate Bonds	—	2,088,432,524	—	2,088,432,524
Loan Agreements	—	79,371,054	—	79,371,054
Non-Agency Asset-Backed Securities	—	309,314,719	—	309,314,719
Non-Agency Collateralized Mortgage Obligations	—	127,711,359	—	127,711,359
Non-Agency Commercial Mortgage-Backed Securities	—	541,146,038	—	541,146,038
Supranational Banks	—	14,760,282	—	14,760,282
U.S. Treasury Obligations	—	1,013,178,072	—	1,013,178,072
Common Stock	—	—	44,111	44,111
Preferred Stock	—	6,187,613	—	6,187,613
Money Market Fund	5,546,964	—	—	5,546,964
Short-Term Investments	—	176,609,378	—	176,609,378
Total Investments	$5,546,964	$6,381,429,687	$44,111	$6,387,020,762
Derivatives:

Assets:
Futures Contracts	$8,549,751	$—	$—	$8,549,751
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	11,312,444	28,739,961
Service Class	10,896,307	39,289,150
Shares reinvested:
Standard Class	—	11,161,521
Service Class	—	16,574,795
	22,208,751	95,765,427
Shares redeemed:
Standard Class	(50,912,862)	(49,975,858)
Service Class	(34,599,078)	(29,462,970)
	(85,511,940)	(79,438,828)
Net increase (decrease)	(63,303,189)	16,326,599
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Macquarie Bond Fund-19

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$8,549,751	Liabilities net of receivables and other assets	$—
LVIP Macquarie Bond Fund-20

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(11,582,065)	$16,893,081
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(461,473)	577,038
Total		$(12,043,538)	$17,470,119
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$787,643,438	$44,467,875
CDS contracts (average notional value)*	—	13,681,429

*Long represents buying protection and short represents selling protection.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Macquarie Bond Fund-21

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
At a meeting of the Board of Trustees (the "Board") of Lincoln Variable Insurance Products Trust (the "Trust") on June 3-4, 2025, the Board approved the appointment of Franklin Advisers, Inc. ("FAV") as the new sub-adviser to the Fund, effective on or about August 1, 2025 ("Effective Date"). FAV will replace Delaware Investments Fund Advisers ("DIFA") and the Fund's name will change to LVIP Franklin Templeton Core Bond Fund. Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP Macquarie Bond Fund-22

LVIP Macquarie Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie Diversified Floating Rate Fund

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.05%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 6.16% (30 day USD SOFR Average + 1.85%) 11/25/43	2,720,354	$2,752,268
Series 2024-DNA3 Class M1 5.31% (30 day USD SOFR Average + 1.00%) 10/25/44	998,677	999,221
Series 2025-DNA2 Class M2 5.81% (30 day USD SOFR Average + 1.50%) 5/25/45	605,000	606,311
Series 2025-HQA1 Class M2 5.96% (30 day USD SOFR Average + 1.65%) 2/25/45	800,000	802,312
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R07 Class 2M1 6.26% (30 day USD SOFR Average + 1.95%) 9/25/43	2,443,247	2,461,571
Series 2023-R08 Class 1M1 5.81% (30 day USD SOFR Average + 1.50%) 10/25/43	1,330,675	1,335,954
Series 2024-R04 Class 1A1 5.31% (30 day USD SOFR Average + 1.00%) 5/25/44	1,869,355	1,869,349
Series 2025-R01 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 1/25/45	1,670,000	1,671,280
Series 2025-R02 Class 1M2 5.91% (30 day USD SOFR Average + 1.60%) 2/25/45	1,570,000	1,574,803
Series 2025-R03 Class 2M1 5.91% (30 day USD SOFR Average + 1.60%) 3/25/45	162,235	163,001
Series 2025-R04 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 5/25/45	1,445,000	1,446,129
Total Agency Collateralized Mortgage Obligations (Cost $15,614,599)		15,682,199
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.79%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	1,250,000	1,104,677
♦•Series K-150 Class A2 3.71% 9/25/32	1,500,000	1,432,679
♦•Series K-170 Class A2 5.00% 2/25/35	2,450,000	2,511,301
♦Series K753 Class A2 4.40% 10/25/30	1,000,000	1,005,189
Total Agency Commercial Mortgage-Backed Securities (Cost $6,009,820)		6,053,846
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–7.21%
Federal Home Loan Mortgage Corp.
4.50% 5/1/38	6,445,372	$6,412,598
4.50% 10/1/52	3,498,397	3,352,656
5.00% 6/1/53	8,251,484	8,104,438
5.50% 7/1/43	2,586,613	2,634,998
5.50% 11/1/52	2,160,440	2,167,522
6.00% 9/1/53	6,386,572	6,496,957
Federal National Mortgage Association
4.50% 10/1/52	4,892,933	4,689,270
5.50% 3/1/53	4,026,898	4,035,433
6.00% 12/1/52	5,594,916	5,713,311
6.00% 6/1/53	1,255,216	1,278,067
6.00% 2/1/54	7,184,416	7,307,771
Government National Mortgage Association 5.00% 9/20/52	3,128,356	3,089,826
Total Agency Mortgage-Backed Securities (Cost $54,778,799)		55,282,847
AGENCY OBLIGATIONS–1.61%
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	8,106,741
4.20% 8/28/25	4,220,000	4,218,379
Total Agency Obligations (Cost $12,385,000)		12,325,120
CORPORATE BONDS–18.86%
Aerospace & Defense–0.42%
Boeing Co.
2.20% 2/4/26	910,000	895,797
6.86% 5/1/54	980,000	1,072,822
Bombardier, Inc.
7.00% 6/1/32	405,000	421,761
7.25% 7/1/31	405,000	425,128
TransDigm, Inc. 6.63% 3/1/32	405,000	419,334
		3,234,842
Agriculture–0.19%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	1,445,000	1,428,994
		1,428,994
Auto Manufacturers–0.09%
General Motors Financial Co., Inc.
5.60% 6/18/31	291,000	296,803
5.63% 4/4/32	360,000	364,250
		661,053
Banks–7.32%
μBank of America Corp.
5.16% 1/24/31	1,140,000	1,168,443
5.52% 10/25/35	2,548,000	2,548,023
5.82% 9/15/29	984,000	1,025,050
5.87% 9/15/34	485,000	511,801
6.20% 11/10/28	1,315,000	1,368,492
LVIP Macquarie Diversified Floating Rate Fund-1

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
6.63% 5/1/30	575,000	$595,500
μBank of New York Mellon Corp.
4.94% 2/11/31	900,000	919,052
5.80% 10/25/28	150,000	155,316
6.30% 3/20/30	755,000	775,621
μBNP Paribas SA 7.45% 6/27/35	815,000	819,890
Citibank NA
5.44% 4/30/26	595,000	599,617
5.49% 12/4/26	505,000	512,998
μCitigroup, Inc.
6.02% 1/24/36	745,000	765,053
6.75% 2/15/30	915,000	921,738
μCitizens Financial Group, Inc.
4.30% 2/11/31	750,000	738,891
5.25% 3/5/31	1,090,000	1,104,601
μCredit Agricole SA 5.22% 5/27/31	835,000	850,571
μDeutsche Bank AG
5.30% 5/9/31	730,000	741,403
6.72% 1/18/29	492,000	516,833
6.82% 11/20/29	252,000	268,789
7.15% 7/13/27	640,000	656,170
Goldman Sachs Group, Inc.
•5.20% (1 day USD SOFR + 0.81%) 3/9/27	2,705,000	2,708,598
μ5.22% 4/23/31	1,155,000	1,184,073
μ5.73% 1/28/56	1,185,000	1,184,789
μ6.48% 10/24/29	1,085,000	1,150,931
μHuntington Bancshares, Inc. 6.21% 8/21/29	365,000	383,001
μJPMorgan Chase & Co.
5.01% 1/23/30	735,000	748,566
5.10% 4/22/31	975,000	999,184
5.14% 1/24/31	670,000	687,071
5.57% 4/22/28	850,000	867,442
5.57% 4/22/36	1,270,000	1,316,156
μM&T Bank Corp. 5.18% 7/8/31	600,000	609,939
μMorgan Stanley
5.19% 4/17/31	775,000	794,475
5.66% 4/17/36	605,000	626,930
5.83% 4/19/35	56,000	58,669
6.14% 10/16/26	4,755,000	4,775,452
6.30% 10/18/28	2,105,000	2,192,728
6.41% 11/1/29	1,005,000	1,064,518
6.63% 11/1/34	960,000	1,058,207
μMorgan Stanley Bank NA 5.50% 5/26/28	895,000	913,898
μPNC Financial Services Group, Inc.
4.90% 5/13/31	480,000	486,097
5.22% 1/29/31	1,975,000	2,026,875
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μPNC Financial Services Group, Inc. (continued)
5.58% 1/29/36	600,000	$618,402
5.68% 1/22/35	625,000	649,372
6.88% 10/20/34	1,070,000	1,196,155
Popular, Inc. 7.25% 3/13/28	555,000	589,640
State Street Corp. 4.83% 4/24/30	525,000	534,739
μTruist Bank 4.63% 9/17/29	653,000	645,257
μTruist Financial Corp. 1.89% 6/7/29	810,000	753,768
μU.S. Bancorp
4.65% 2/1/29	717,000	721,651
5.05% 2/12/31	895,000	911,068
5.38% 1/23/30	285,000	293,441
5.42% 2/12/36	480,000	489,110
5.73% 10/21/26	175,000	175,587
6.79% 10/26/27	435,000	447,798
μU.S. Bank NA 4.73% 5/15/28	835,000	839,195
μUBS Group AG
5.58% 5/9/36	540,000	552,213
5.70% 2/8/35	350,000	363,543
6.85% 9/10/29	1,690,000	1,697,417
7.00% 2/10/30	540,000	537,182
μWells Fargo & Co. 5.24% 1/24/31	685,000	702,699
		56,119,688
Beverages–0.31%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	1,970,000	2,030,039
PepsiCo, Inc. 5.00% 2/7/35	330,000	335,017
		2,365,056
Biotechnology–0.06%
Amgen, Inc. 5.15% 3/2/28	485,000	495,554
		495,554
Computers–0.59%
Accenture Capital, Inc.
4.05% 10/4/29	1,040,000	1,033,262
4.25% 10/4/31	620,000	614,204
Amentum Holdings, Inc. 7.25% 8/1/32	810,000	833,614
Leidos, Inc.
5.40% 3/15/32	460,000	469,500
5.50% 3/15/35	1,555,000	1,578,706
		4,529,286
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	313,495
		313,495
LVIP Macquarie Diversified Floating Rate Fund-2

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	$613,794
3.65% 7/21/27	1,530,000	1,506,785
4.63% 10/15/27	440,000	441,753
6.50% 7/15/25	365,000	365,233
Air Lease Corp.
3.38% 7/1/25	400,000	400,000
μ4.13% 12/15/26	550,000	533,257
4.63% 10/1/28	24,000	24,156
5.10% 3/1/29	18,000	18,384
5.20% 7/15/31	135,000	137,930
Avolon Holdings Funding Ltd. 4.95% 1/15/28	635,000	638,317
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	352,371
5.88% 7/21/28	2,048,000	2,123,971
OneMain Finance Corp. 7.13% 9/15/32	1,535,000	1,589,138
PennyMac Financial Services, Inc. 6.88% 5/15/32	1,545,000	1,579,716
Rocket Cos., Inc. 6.38% 8/1/33	2,015,000	2,061,749
		12,386,554
Electric–0.94%
AEP Texas, Inc.
5.40% 6/1/33	330,000	334,757
5.45% 5/15/29	745,000	769,004
μDominion Energy, Inc. 6.88% 2/1/55	795,000	836,327
DTE Energy Co. 5.10% 3/1/29	835,000	851,447
Enel Finance International NV
2.13% 7/12/28	380,000	354,720
2.50% 7/12/31	210,000	184,209
Engie SA 5.25% 4/10/29	590,000	603,384
Exelon Corp. 5.45% 3/15/34	415,000	425,802
μNextEra Energy Capital Holdings, Inc. 6.50% 8/15/55	400,000	408,880
PacifiCorp
5.10% 2/15/29	205,000	208,995
5.45% 2/15/34	350,000	354,949
μSempra 4.88% 10/15/25	340,000	338,598
Vistra Operations Co. LLC
6.00% 4/15/34	365,000	379,038
6.95% 10/15/33	1,040,000	1,142,009
		7,192,119
Entertainment–0.11%
Caesars Entertainment, Inc. 6.50% 2/15/32	810,000	831,154
		831,154
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.47%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50% 1/15/36	825,000	$826,213
Mars, Inc.
4.80% 3/1/30	1,175,000	1,190,510
5.20% 3/1/35	1,035,000	1,047,398
Sysco Corp. 5.10% 9/23/30	555,000	568,612
		3,632,733
Health Care Products–0.10%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	395,000	398,264
5.50% 6/15/35	385,000	394,254
		792,518
Health Care Services–0.08%
HCA, Inc. 5.45% 9/15/34	645,000	650,582
		650,582
Insurance–0.67%
Arthur J Gallagher & Co. 4.85% 12/15/29	1,885,000	1,912,700
μAthene Holding Ltd. 6.88% 6/28/55	710,000	706,521
Henneman Trust 6.58% 5/15/55	1,275,000	1,281,381
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,232,776
		5,133,378
Internet–0.03%
Meta Platforms, Inc. 3.85% 8/15/32	205,000	197,158
		197,158
Investment Companies–0.22%
Apollo Debt Solutions BDC 6.70% 7/29/31	375,000	389,676
Blackstone Private Credit Fund 5.60% 11/22/29	560,000	563,869
Blue Owl Credit Income Corp. 6.60% 9/15/29	720,000	740,842
		1,694,387
Iron & Steel–0.16%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	763,556
Nucor Corp. 5.10% 6/1/35	465,000	466,451
		1,230,007
Machinery Construction & Mining–0.12%
Caterpillar, Inc. 5.20% 5/15/35	945,000	963,286
		963,286
LVIP Macquarie Diversified Floating Rate Fund-3

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.23%
Midcontinent Communications 8.00% 8/15/32	830,000	$878,367
Sirius XM Radio LLC 4.13% 7/1/30	930,000	857,497
		1,735,864
Mining–0.26%
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	415,000	420,194
6.13% 4/15/32	415,000	422,128
Rio Tinto Finance USA PLC 4.50% 3/14/28	1,150,000	1,159,057
		2,001,379
Miscellaneous Manufacturing–0.15%
Siemens Funding BV
4.60% 5/28/30	515,000	520,147
4.90% 5/28/32	595,000	603,577
		1,123,724
Office Business Equipment–0.12%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	921,083
		921,083
Oil & Gas–0.51%
EOG Resources, Inc.
5.00% 7/15/32	1,121,000	1,134,634
5.35% 1/15/36	370,000	375,226
5.95% 7/15/55	440,000	448,071
Exxon Mobil Corp. 2.28% 8/16/26	310,000	303,980
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	409,861
6.25% 4/15/32	405,000	386,723
Woodside Finance Ltd. 5.70% 5/19/32	805,000	819,591
		3,878,086
Packaging & Containers–0.08%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	600,000	608,739
		608,739
Pharmaceuticals–0.12%
Eli Lilly & Co. 5.10% 2/12/35	900,000	922,469
		922,469
Pipelines–0.93%
Enbridge, Inc.
4.90% 6/20/30	480,000	484,807
5.55% 6/20/35	750,000	762,461
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
μEnergy Transfer LP 6.50% 11/15/26	1,405,000	$1,411,277
Enterprise Products Operating LLC
4.60% 1/15/31	805,000	811,124
5.35% 1/31/33	185,000	191,732
Kinder Morgan, Inc. 5.10% 8/1/29	450,000	459,178
ONEOK, Inc. 5.65% 11/1/28	310,000	321,146
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,646,157
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	212,429
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	925,000	808,893
		7,109,204
Real Estate Investment Trusts–0.59%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,913,413
VICI Properties LP 4.95% 2/15/30	1,205,000	1,212,049
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	400,000	392,975
		4,518,437
Retail–0.09%
Home Depot, Inc. 4.88% 6/25/27	325,000	330,121
QXO Building Products, Inc. 6.75% 4/30/32	379,000	390,446
		720,567
Semiconductors–0.41%
Broadcom, Inc.
3.42% 4/15/33	737,000	668,407
5.05% 7/12/29	760,000	778,254
Entegris, Inc. 4.75% 4/15/29	740,000	731,794
Foundry JV Holdco LLC 6.10% 1/25/36	935,000	967,363
		3,145,818
Software–0.45%
Oracle Corp.
5.25% 2/3/32	2,440,000	2,502,917
5.80% 11/10/25	190,000	190,764
6.15% 11/9/29	405,000	432,134
Workday, Inc.
3.50% 4/1/27	120,000	118,447
3.70% 4/1/29	185,000	180,685
		3,424,947
LVIP Macquarie Diversified Floating Rate Fund-4

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–1.12%
AT&T, Inc.
1.70% 3/25/26	3,790,000	$3,714,050
2.30% 6/1/27	510,000	491,726
5.38% 8/15/35	375,000	381,845
6.30% 1/15/38	190,000	205,201
Softbank Corp.
4.70% 7/9/30	1,350,000	1,350,000
5.33% 7/9/35	1,625,000	1,625,000
T-Mobile USA, Inc.
5.13% 5/15/32	335,000	341,631
5.75% 1/15/34	435,000	455,575
		8,565,028
Transportation–0.27%
Union Pacific Corp.
5.10% 2/20/35	840,000	854,323
5.60% 12/1/54	1,240,000	1,233,352
		2,087,675
Total Corporate Bonds (Cost $142,464,923)		144,614,864
LOAN AGREEMENTS–8.11%
•Alliance Laundry Systems LLC 6.83% (1 mo. USD Term SOFR + 2.50%) 8/19/31	1,500,000	1,502,250
•Amentum Government Services Holdings LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 9/29/31	1,416,250	1,412,709
•AmWINS Group, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 1/30/32	2,089,500	2,089,876
•Aramark Services, Inc. 6.33% (1 mo. USD Term SOFR + 2.00%) 4/6/28	903,715	904,203
•Ardonagh Midco 3 PLC 7.03 - 7.05% (6 mo. USD Term SOFR + 2.75%) 2/15/31	997,500	988,772
•Asplundh Tree Expert LLC 6.18% (1 mo. USD Term SOFR + 1.75%) 9/7/27	1,254,013	1,256,132
•Avantor Funding, Inc. 6.43% (1 mo. USD Term SOFR + 2.00%) 11/8/27	79,578	79,843
•Azorra Soar TLB Finance Ltd. 7.82% (3 mo. USD Term SOFR + 3.50%) 10/18/29	1,240,625	1,245,277
•Boost Newco Borrower LLC 6.30% (3 mo. USD Term SOFR + 2.00%) 1/31/31	1,990,013	1,994,152
•Caesars Entertainment, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 2/6/31	1,234,375	1,232,067
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Calpine Construction Finance Co. LP 6.33% (1 mo. USD Term SOFR + 2.00%) 7/31/30	1,861,274	$1,860,083
•Calpine Corp. 6.08% (1 mo. USD Term SOFR + 1.75%) 1/31/31	2,042,000	2,040,468
•Celsius Holdings, Inc. 7.49% (3 mo. USD Term SOFR + 3.25%) 4/1/32	1,500,000	1,507,125
•Charter Communications Operating LLC 6.55% (3 mo. USD Term SOFR + 2.25%) 12/15/31	2,186,015	2,189,032
Clydesdale Acquisition Holdings, Inc.
✠0.00% 4/1/32	18,900	18,816
•7.58% (1 mo. USD Term SOFR + 3.25%) 4/1/32	1,081,100	1,076,300
∞Colossus Acquireco LLC 0.00% 6/11/32	750,000	744,563
•Cotiviti Corp. 7.07% (1 mo. USD Term SOFR + 2.75%) 5/1/31	1,492,481	1,484,093
•DaVita, Inc. 6.33% (1 mo. USD Term SOFR + 2.00%) 5/9/31	2,977,500	2,992,030
•Dragon Buyer, Inc. 7.30% (3 mo. USD Term SOFR + 3.00%) 9/30/31	1,492,500	1,494,366
•Flutter Financing BV 6.05% (3 mo. USD Term SOFR + 1.75%) 11/30/30	1,970,000	1,962,613
•Instructure Holdings, Inc. 7.21% (6 mo. USD Term SOFR + 3.00%) 11/13/31	997,500	998,318
•Iron Mountain, Inc. 6.33% (1 mo. USD Term SOFR + 2.00%) 1/31/31	1,920,750	1,917,542
Janney Montgomery Scott LLC
✠0.00% 11/28/31	214,286	215,089
•7.47% (6 mo. USD Term SOFR + 3.25%) 11/28/31	1,293,022	1,297,871
•Jazz Financing Lux SARL 6.58% (1 mo. USD Term SOFR + 2.25%) 5/5/28	835,690	838,899
•Lamar Media Corp. 5.93% (1 mo. USD Term SOFR + 1.50%) 2/5/27	1,000,435	997,934
•Lightning Power LLC 6.55% (3 mo. USD Term SOFR + 2.25%) 8/18/31	1,492,481	1,494,138
•Murphy USA, Inc. 6.07% (1 mo. USD Term SOFR + 1.75%) 4/7/32	500,000	503,480
•Opal Bidco SAS 7.58% (3 mo. USD Term SOFR + 3.25%) 4/28/32	1,500,000	1,505,160
LVIP Macquarie Diversified Floating Rate Fund-5

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Peer Holding III BV 6.80% (3 mo. USD Term SOFR + 2.50%) 10/28/30	2,468,750	$2,481,859
•Quikrete Holdings, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 4/14/31	995,000	992,791
•Roper Industrial Products Investment Co. LLC 7.05% (3 mo. USD Term SOFR + 2.75%) 11/22/29	1,492,500	1,488,306
•Setanta Aircraft Leasing DAC 6.05% (3 mo. USD Term SOFR + 1.75%) 11/5/28	1,225,000	1,230,684
∞Six Flags Entertainment Corp. 0.00% 5/1/31	498,741	498,741
•SkyMiles IP Ltd. 8.02% (3 mo. USD Term SOFR + 3.75%) 10/20/27	306,625	308,122
∞Somnigroup International, Inc. 0.00% 10/24/31	1,870,000	1,875,376
•Standard Industries, Inc. 6.07% (1 mo. USD Term SOFR + 1.75%) 9/22/28	584,962	585,723
•Stonepeak Nile Parent LLC 9.25% (3 mo. Prime Rate + 1.75%) 4/9/32	1,500,000	1,504,125
•Trans Union LLC 6.08% (1 mo. USD Term SOFR + 1.75%) 6/24/31	1,980,000	1,981,584
•TransDigm, Inc. 6.80% (3 mo. USD Term SOFR + 2.50%) 2/28/31	1,492,462	1,495,000
•UKG, Inc. 7.31% (1 mo. USD Term SOFR + 3.00%) 2/10/31	1,905,980	1,912,689
•United Rentals, Inc. 6.08% (1 mo. USD Term SOFR + 1.75%) 2/14/31	987,500	994,906
•USI, Inc. 6.55% (3 mo. USD Term SOFR + 2.25%) 11/21/29	1,989,975	1,985,935
∞Valvoline, Inc. 0.00% 3/19/32	1,000,000	1,002,780
•Vistra Operations Co. LLC 6.08% (1 mo. USD Term SOFR + 1.75%) 12/20/30	994,950	996,949
•Zekelman Industries, Inc. 6.56% (1 mo. USD Term SOFR + 2.25%) 1/24/31	987,500	987,056
Total Loan Agreements (Cost $61,958,158)		62,165,827
NON-AGENCY ASSET-BACKED SECURITIES–12.45%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 5.22% (3 mo. USD Term SOFR + 0.95%) 1/21/35	1,550,000	1,552,847
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AIMCO CLO 15 Ltd. Series 2021-15A Class D1R 7.03% (3 mo. USD Term SOFR + 2.75%) 4/17/38	550,000	$551,673
ARI Fleet Lease Trust Series 2024-B Class A2 5.54% 4/15/33	6,080,808	6,118,608
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 5.25% (3 mo. USD Term SOFR + 0.98%) 1/22/35	800,000	802,166
•Ballyrock CLO 18 Ltd. Series 2021-18A Class C1R 6.07% (3 mo. USD Term SOFR + 2.85%) 4/15/38	650,000	650,820
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.63% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,250,000	1,251,676
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 5.27% (3 mo. USD Term SOFR + 1.01%) 10/15/34	850,000	850,170
•Canyon CLO Ltd. Series 2020-2A Class AR2 5.29% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,150,000	1,143,001
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1 5.64% (3 mo. USD Term SOFR + 1.31%) 5/15/31	319,023	319,241
•CBAMR LLC Series 2021-15A Class D1R 7.20% (3 mo. USD Term SOFR + 2.90%) 1/20/38	550,000	554,970
Chase Issuance Trust Series 2024-A1 Class A 4.60% 1/16/29	4,480,000	4,512,811
•CIFC Funding Ltd. Series 2025-1A Class D1 6.75% (3 mo. USD Term SOFR + 2.50%) 4/23/38	550,000	549,760
CNH Equipment Trust
Series 2024-A Class A2 5.19% 7/15/27	848,020	848,945
•Series 2024-B Class A2B 4.70% (30 day USD SOFR Average + 0.40%) 10/15/27	3,126,293	3,126,282
Dell Equipment Finance Trust Series 2023-1 Class A3 5.65% 9/22/28	1,858,411	1,862,531
•Dryden 109 CLO Ltd. Series 2022-109A Class DR 6.96% (3 mo. USD Term SOFR + 2.70%) 4/15/38	550,000	546,828
LVIP Macquarie Diversified Floating Rate Fund-6

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Elmwood CLO 22 Ltd. Series 2023-1A Class D1R 7.08% (3 mo. USD Term SOFR + 2.80%) 4/17/38	550,000	$551,737
Enterprise Fleet Financing LLC Series 2022-4 Class A2 5.76% 10/22/29	1,456,755	1,462,619
Ford Credit Auto Lease Trust Series 2024-A Class A3 5.06% 5/15/27	100,000	100,203
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	8,000,000	8,141,296
•Generate CLO 10 Ltd. Series 2022-10A Class D1R 7.17% (3 mo. USD Term SOFR + 2.85%) 1/22/38	1,200,000	1,186,500
GM Financial Automobile Leasing Trust Series 2023-2 Class A3 5.05% 7/20/26	1,374,086	1,374,851
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	10,000,000	10,088,215
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3 5.02% 3/15/27	5,100,000	5,113,939
•ICG U.S. CLO Ltd. Series 2014-1A Class A1A2 5.73% (3 mo. USD Term SOFR + 1.46%) 10/20/34	2,000,000	2,000,612
•Madison Park Funding XXVII Ltd. Series 2018-27A Class D1R 7.17% (3 mo. USD Term SOFR + 2.85%) 4/20/38	550,000	551,924
•Magnetite XL Ltd. Series 2024-40A Class A1 5.71% (3 mo. USD Term SOFR + 1.45%) 7/15/37	2,000,000	2,006,180
•Magnetite XLV Ltd. Series 2025-45A Class D1 6.79% (3 mo. USD Term SOFR + 2.50%) 4/15/38	550,000	542,014
•Marathon CLO Ltd.
Series 2021-16A Class A1A 5.72% (3 mo. USD Term SOFR + 1.46%) 4/15/34	2,000,000	2,000,000
Series 2021-16A Class A1AR 1.00% (1.11% minus 3 mo. USD Term SOFR) 4/15/34	2,000,000	2,000,000
•Mercedes-Benz Auto Lease Trust Series 2024-A Class A2B 4.72% (30 day USD SOFR Average + 0.42%) 2/16/27	4,318,589	4,319,453
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class D1R3 6.97% (3 mo. USD Term SOFR + 2.65%) 4/15/39	250,000	$250,961
•Oaktree CLO Ltd. Series 2020-1A Class D1RR 6.86% (3 mo. USD Term SOFR + 2.60%) 1/15/38	500,000	495,026
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 5.26% (3 mo. USD Term SOFR + 0.99%) 7/20/34	1,700,000	1,704,542
•OFSI BSL XII Ltd. Series 2023-12A Class D1R 7.47% (3 mo. USD Term SOFR + 3.20%) 1/20/38	500,000	497,895
•OHA Credit Partners VII Ltd. Series 2012-7A Class D1R4 6.82% (3 mo. USD Term SOFR + 2.50%) 2/20/38	550,000	552,133
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A Class A1A 5.92% (3 mo. USD Term SOFR + 1.65%) 1/20/34	2,750,000	2,754,554
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	5,000,000	5,048,632
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	2,350,000	2,387,505
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.83% (3 mo. USD Term SOFR + 1.55%) 4/25/37	500,000	501,505
•Steele Creek CLO Ltd. Series 2017-1A Class A 5.77% (3 mo. USD Term SOFR + 1.51%) 10/15/30	186,512	186,678
•TCW CLO Ltd. Series 2019-2A Class D1R2 7.32% (3 mo. USD Term SOFR + 3.00%) 1/20/38	500,000	500,735
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3 4.83% 10/16/28	1,000,000	1,005,957
Series 2024-B Class A3 5.33% 1/16/29	3,500,000	3,546,686
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.65% (3 mo. USD Term SOFR + 1.39%) 4/15/34	1,500,000	1,501,021
LVIP Macquarie Diversified Floating Rate Fund-7

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A2B 4.93% (30 day USD SOFR Average + 0.63%) 3/22/27	1,546,580	$1,547,645
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	4,000,000	4,019,500
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 5.40% (3 mo. USD Term SOFR + 1.13%) 10/20/34	2,300,000	2,289,914
Total Non-Agency Asset-Backed Securities (Cost $95,016,116)		95,472,761
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.02%
•Radnor Re Ltd. Series 2024-1 Class M1B 7.21% (30 day USD SOFR Average + 2.90%) 9/25/34	150,000	151,761
Total Non-Agency Collateralized Mortgage Obligation (Cost $150,000)		151,761
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.66%
Bank Series 2020-BN25 Class A5 2.65% 1/15/63	4,000,000	3,629,642
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	2,000,000	1,777,342
Benchmark Mortgage Trust
Series 2019-B15 Class A5 2.93% 12/15/72	5,185,000	4,784,356
Series 2020-B17 Class A5 2.29% 3/15/53	8,000,000	7,071,667
Series 2020-B18 Class A5 1.93% 7/15/53	2,250,000	1,957,247
Series 2020-B19 Class A5 1.85% 9/15/53	5,855,000	5,060,225
Series 2020-B22 Class A5 1.97% 1/15/54	3,500,000	3,002,890
Series 2021-B24 Class A5 2.58% 3/15/54	2,500,000	2,190,228
•Series 2022-B32 Class A5 3.00% 1/15/55	5,000,000	4,409,004
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4 3.10% 12/15/72	8,000,000	7,521,031
GS Mortgage Securities Trust Series 2020-GC47 Class A5 2.38% 5/12/53	8,000,000	7,201,673
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	7,718,032	$7,674,642
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4 2.66% 11/15/54	2,780,000	2,438,394
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $66,553,271)		58,718,341
ΔREGIONAL BONDS–2.78%
Canada—2.78%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,340,116
Province of Manitoba Canada 4.30% 7/27/33	8,000,000	7,885,624
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,100,975
		21,326,715
Total Regional Bonds (Cost $21,469,515)		21,326,715
ΔSOVEREIGN BONDS–3.15%
Australia—0.52%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,967,935
		3,967,935
Canada—1.92%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,888,730
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,839,817
		14,728,547
Japan—0.71%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,981,049
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,483,504
		5,464,553
Total Sovereign Bonds (Cost $24,384,549)		24,161,035
SUPRANATIONAL BANKS–8.59%
European Investment Bank 2.75% 8/15/25	6,000,000	5,986,810
•Inter-American Development Bank
4.56% (1 day USD SOFR Index + 0.20%) 2/10/26	6,000,000	6,004,793
LVIP Macquarie Diversified Floating Rate Fund-8

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•Inter-American Development Bank (continued)
4.66% (1 day USD SOFR Index + 0.30%) 2/15/29	10,000,000	$9,978,300
4.75% (1 day USD SOFR Index + 0.36%) 6/10/31	7,000,000	6,954,990
•International Bank for Reconstruction & Development
4.58% (1 day USD SOFR Index + 0.18%) 6/15/26	12,000,000	11,994,840
4.66% (1 day USD SOFR Index + 0.30%) 5/15/28	8,000,000	8,001,072
4.66% (1 day USD SOFR Index + 0.29%) 11/22/28	7,000,000	6,986,840
4.73% (1 day USD SOFR Index + 0.37%) 2/11/31	10,000,000	9,951,700
Total Supranational Banks (Cost $65,999,462)		65,859,345
U.S. TREASURY OBLIGATIONS–25.00%
•U.S. Treasury Floating Rate Notes
4.43% 4/30/26 (3 mo. Treasury money market yield + 0.15%)	28,730,000	28,746,886
4.44% 4/30/27 (3 mo. Treasury money market yield + 0.16%)	155,855,000	155,858,200
U.S. Treasury Notes
3.88% 6/30/30	1,090,000	1,094,172
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 5/15/35	5,955,000	$5,964,305
Total U.S. Treasury Obligations (Cost $191,633,225)		191,663,563

	Number of Shares
COMMON STOCK–0.00%
=†MNSN Holdings, Inc.	852	3,621
Total Common Stock (Cost $0)		3,621
PREFERRED STOCK–0.07%
†SVB Financial Trust 11.00% 11/7/29	971	507,833
Total Preferred Stock (Cost $548,050)		507,833
MONEY MARKET FUND–1.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	14,632,917	14,632,917
Total Money Market Fund (Cost $14,632,917)		14,632,917

TOTAL INVESTMENTS–100.26% (Cost $773,598,404)	768,622,595

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(1,972,539)
NET ASSETS APPLICABLE TO 76,819,646 SHARES OUTSTANDING–100.00%	$766,650,056
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($75,158,522 / 7,519,986 Shares)	$9.995
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($691,491,534 / 69,299,660 Shares)	$9.978
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$776,924,956
Distributable earnings/(accumulated loss)	(10,274,900)
TOTAL NET ASSETS	$766,650,056

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP Macquarie Diversified Floating Rate Fund-9

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.

★Includes $350,000 cash collateral held at broker for futures contracts, $5,082,289 cash collateral held at brokers for centrally cleared swap contracts, $14,236,550 payable for securities purchased, $433,993 payable for fund shares redeemed, $873,265 variation margin due to brokers on centrally cleared interest rate swap contracts, $31,212 other accrued expenses payable, $232,619 payable for unfunded loan commitments, $508,387 due to manager and affiliates, $59,096 variation margin due to broker on futures contracts, $25,953 payable for audit fee and $23,578 payable for fund accounting fee as of June 30, 2025.

The following futures contracts and swap contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
(122)	Ultra 10 Year U.S. Treasury Notes Futures	$(13,940,406)	$(13,630,522)	9/19/25	$—	$(309,884)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
8,190,000	3.75	SOFR12M	Receive	Annual	5/9/35	$(41,227)	$—	$—	$(41,227)
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	(373,241)	—	—	(373,241)
6,115,000	4.96	SOFR12M	Receive	Annual	11/2/25	(34,661)	—	—	(34,661)
16,255,000	4.79	SOFR12M	Receive	Annual	11/13/25	(69,079)	—	—	(69,079)
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	(230,529)	—	—	(230,529)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	12,964	—	12,964	—
20,315,000	4.14	SOFR12M	Receive	Annual	12/28/25	29,902	—	29,902	—
19,725,000	3.76	SOFR12M	Receive	Annual	2/5/27	(1,221)	—	—	(1,221)
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(1,327,076)	—	—	(1,327,076)
29,290,000	4.49	SOFR12M	Receive	Annual	6/12/27	(545,623)	—	—	(545,623)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(242,503)	—	—	(242,503)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	283,723	—	283,723	—
17,390,000	3.60	SOFR12M	Receive	Annual	10/18/27	45,380	—	45,380	—
12,065,000	3.51	SOFR12M	Receive	Annual	10/18/31	68,883	—	68,883	—
9,500,000	0.28	SOFR12M	Receive	Annual	10/5/27	950,402	—	950,402	—
19,545,000	0.09	SOFR12M	Receive	Annual	8/24/25	879,634	—	879,634	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	666,924	—	666,924	—
5,700,000	1.65	SOFR12M	Receive	Annual/Semiannual	2/22/27	231,307	—	231,307	—
17,655,000	2.81	SOFR12M	Receive	Annual	8/8/25	315,320	—	315,320	—
18,405,000	3.53	SOFR12M	Receive	Annual	5/26/28	(46,079)	—	—	(46,079)
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	(26,469)	—	—	(26,469)
Total IRS Contracts							$—	$3,484,439	$(2,937,708)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
LVIP Macquarie Diversified Floating Rate Fund-10

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
Prime Rate–Interest rate charged by banks to their most credit worthy customers
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-11

LVIP Macquarie Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$18,449,334
EXPENSES:
Management fees	2,289,928
Distribution fees-Service Class	891,356
Shareholder servicing fees	114,205
Accounting and administration expenses	75,814
Professional fees	39,166
Custodian fees	21,120
Pricing fees	12,572
Reports and statements to shareholders	12,497
Trustees’ fees and expenses	11,903
Consulting fees	4,219
Other	9,964
3,482,744
Less:
Management fees waived	(118,143)
Total operating expenses	3,364,601
NET INVESTMENT INCOME	15,084,733
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,036,116)
Futures contracts	(1,833,543)
Swap contracts	3,673,119
Net realized loss	(196,540)
Net change in unrealized appreciation (depreciation) of:
Investments	8,801,820
Futures contracts	(385,443)
Swap contracts	(7,174,260)
Net change in unrealized appreciation (depreciation)	1,242,117
NET REALIZED AND UNREALIZED GAIN	1,045,577
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,130,310
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,084,733	$32,158,474
Net realized gain (loss)	(196,540)	11,109,168
Net change in unrealized appreciation (depreciation)	1,242,117	2,501,810
Net increase in net assets resulting from operations	16,130,310	45,769,452
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,703,777)
Service Class	—	(34,863,526)
	—	(38,567,303)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,608,680	20,658,241
Service Class	25,398,314	98,908,660
Reinvestment of dividends and distributions:
Standard Class	—	3,703,777
Service Class	—	34,863,526
	33,006,994	158,134,204
Cost of shares redeemed:
Standard Class	(10,643,351)	(16,368,899)
Service Class	(94,631,976)	(102,361,472)
	(105,275,327)	(118,730,371)
Increase (decrease) in net assets derived from capital share transactions	(72,268,333)	39,403,833
NET INCREASE (DECREASE) IN NET ASSETS	(56,138,023)	46,605,982
NET ASSETS:
Beginning of period	822,788,079	776,182,097
End of period	$766,650,056	$822,788,079
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-12

LVIP Macquarie Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.780	$9.694	$9.682	$9.908	$9.988	$10.003
Income (loss) from investment operations:
Net investment income[2]	0.199	0.419	0.373	0.186	0.110	0.146
Net realized and unrealized gain (loss)	0.016	0.169	0.165	(0.176)	(0.070)	(0.010)
Total from investment operations	0.215	0.588	0.538	0.010	0.040	0.136
Less dividends and distributions from:
Net investment income	—	(0.502)	(0.519)	(0.236)	(0.112)	(0.143)
Return of capital	—	—	(0.007)	—	(0.008)	(0.008)
Total dividends and distributions	—	(0.502)	(0.526)	(0.236)	(0.120)	(0.151)
Net asset value, end of period	$9.995	$9.780	$9.694	$9.682	$9.908	$9.988
Total return[3]	2.19%	6.07%	5.57%	0.10%	0.40%	1.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,158	$76,568	$67,981	$67,448	$64,208	$56,114
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	4.05%	4.19%	3.76%	1.90%	1.10%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.02%	4.16%	3.73%	1.87%	1.07%	1.43%
Portfolio turnover	66%	86%	75%	64%	70%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-13

LVIP Macquarie Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.776	$9.691	$9.679	$9.904	$9.985	$9.999
Income (loss) from investment operations:
Net investment income[2]	0.186	0.393	0.347	0.162	0.085	0.121
Net realized and unrealized gain (loss)	0.016	0.168	0.165	(0.176)	(0.071)	(0.009)
Total from investment operations	0.202	0.561	0.512	(0.014)	0.014	0.112
Less dividends and distributions from:
Net investment income	—	(0.476)	(0.493)	(0.211)	(0.089)	(0.119)
Return of capital	—	—	(0.007)	—	(0.006)	(0.007)
Total dividends and distributions	—	(0.476)	(0.500)	(0.211)	(0.095)	(0.126)
Net asset value, end of period	$9.978	$9.776	$9.691	$9.679	$9.904	$9.985
Total return[3]	2.07%	5.80%	5.31%	(0.16% )	0.14%	1.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$691,492	$746,220	$708,201	$732,859	$803,024	$763,495
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.91%	0.90%	0.91%
Ratio of net investment income to average net assets	3.80%	3.94%	3.51%	1.65%	0.85%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.77%	3.91%	3.48%	1.62%	0.82%	1.18%
Portfolio turnover	66%	86%	75%	64%	70%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-14

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP Macquarie Diversified Floating Rate Fund-15

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Interest income is recorded on an accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$33,846
Legal	5,158
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,537 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Macquarie Diversified Floating Rate Fund-16

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$347,770
Distribution fees payable to LFD	142,028
Printing and mailing fees payable to Lincoln Life	340
Shareholder servicing fees payable to Lincoln Life	18,249
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$118,098,720
Purchases of U.S. government securities	380,857,060
Sales other than U.S. government securities	164,697,914
Sales of U.S. government securities	318,495,522
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$773,598,404
Aggregate unrealized appreciation of investments and derivatives	$8,130,912
Aggregate unrealized depreciation of investments and derivatives	(12,869,874)
Net unrealized depreciation of investments and derivatives	$(4,738,962)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie Diversified Floating Rate Fund-17

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$15,682,199	$—	$15,682,199
Agency Commercial Mortgage-Backed Securities	—	6,053,846	—	6,053,846
Agency Mortgage-Backed Securities	—	55,282,847	—	55,282,847
Agency Obligations	—	12,325,120	—	12,325,120
Corporate Bonds	—	144,614,864	—	144,614,864
Loan Agreements	—	62,165,827	—	62,165,827
Non-Agency Asset-Backed Securities	—	95,472,761	—	95,472,761
Non-Agency Collateralized Mortgage Obligation	—	151,761	—	151,761
Non-Agency Commercial Mortgage-Backed Securities	—	58,718,341	—	58,718,341
Regional Bonds	—	21,326,715	—	21,326,715
Sovereign Bonds	—	24,161,035	—	24,161,035
Supranational Banks	—	65,859,345	—	65,859,345
U.S. Treasury Obligations	—	191,663,563	—	191,663,563
Common Stock	—	—	3,621	3,621
Preferred Stock	—	507,833	—	507,833
Money Market Fund	14,632,917	—	—	14,632,917
Total Investments	$14,632,917	$753,986,057	$3,621	$768,622,595
Derivatives:

Assets:
Swap Contracts	$—	$3,484,439	$—	$3,484,439
Liabilities:
Futures Contract	$(309,884)	$—	$—	$(309,884)
Swap Contracts	$—	$(2,937,708)	$—	$(2,937,708)
For the six months ended June 30, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
LVIP Macquarie Diversified Floating Rate Fund-18

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	771,086	2,077,778
Service Class	2,574,614	9,940,420
Shares reinvested:
Standard Class	—	379,214
Service Class	—	3,570,619
	3,345,700	15,968,031
Shares redeemed:
Standard Class	(1,080,516)	(1,640,025)
Service Class	(9,608,329)	(10,255,137)
	(10,688,845)	(11,895,162)
Net increase (decrease)	(7,343,145)	4,072,869
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as
LVIP Macquarie Diversified Floating Rate Fund-19

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(309,884)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	3,484,439	Liabilities net of receivables and other assets	(2,937,708)
Total		$3,484,439		$(3,247,592)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,833,543)	$(385,443)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	3,673,119	(7,174,260)
Total		$1,839,576	$(7,559,703)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$31,866,647
Interest rate swap contracts (average notional value)*	165,817,143	171,814,286

*Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP Macquarie Diversified Floating Rate Fund-20

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Diversified Floating Rate Fund-21

LVIP Macquarie High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie High Yield Fund

LVIP Macquarie High Yield Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–84.83%
Advertising–1.30%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	450,000	$350,784
CMG Media Corp. 8.88% 6/18/29	920,000	867,250
Stagwell Global LLC 5.63% 8/15/29	865,000	827,394
		2,045,428
Aerospace & Defense–2.02%
Bombardier, Inc.
7.00% 6/1/32	65,000	67,690
7.25% 7/1/31	395,000	414,632
8.75% 11/15/30	695,000	752,392
Goat Holdco LLC 6.75% 2/1/32	385,000	391,368
TransDigm, Inc.
6.63% 3/1/32	180,000	186,371
6.88% 12/15/30	1,320,000	1,369,616
		3,182,069
Auto Manufacturers–0.47%
Allison Transmission, Inc. 5.88% 6/1/29	735,000	742,487
		742,487
Auto Parts & Equipment–2.83%
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	622,000	646,747
8.50% 5/15/27	565,000	567,475
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,285,796
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	795,852
Phinia, Inc. 6.63% 10/15/32	410,000	416,389
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	763,449
		4,475,708
Banks–3.34%
μBanco Santander SA 8.00% 2/1/34	1,200,000	1,269,149
μBank of Montreal 7.70% 5/26/84	585,000	604,062
μBarclays PLC 7.63% 3/15/35	1,255,000	1,260,388
μDeutsche Bank AG 6.00% 10/30/25	1,250,000	1,244,306
μUBS Group AG
6.85% 9/10/29	200,000	200,878
7.13% 8/10/34	700,000	697,122
		5,275,905
Building Materials–1.36%
Quikrete Holdings, Inc. 6.75% 3/1/33	835,000	861,575
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	$855,569
Standard Industries, Inc. 3.38% 1/15/31	475,000	425,978
		2,143,122
Chemicals–1.96%
Celanese U.S. Holdings LLC
6.50% 4/15/30	63,000	64,489
6.75% 4/15/33	519,000	524,390
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	875,817
Olin Corp. 6.63% 4/1/33	620,000	610,216
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	204,000
9.75% 11/15/28	775,000	816,098
		3,095,010
Commercial Services–5.08%
ADT Security Corp. 4.13% 8/1/29	970,000	937,059
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	385,000	392,903
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 7/15/27	104,000	103,706
5.75% 7/15/27	95,000	94,178
Block, Inc. 6.50% 5/15/32	615,000	634,510
Cimpress PLC 7.38% 9/15/32	585,000	558,384
Herc Holdings, Inc.
7.00% 6/15/30	255,000	266,311
7.25% 6/15/33	175,000	183,365
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	340,000	341,763
Raven Acquisition Holdings LLC 6.88% 11/15/31	755,000	755,032
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	1,190,000	1,235,897
United Rentals North America, Inc. 3.88% 2/15/31	895,000	841,620
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	828,132
Williams Scotsman, Inc. 6.63% 4/15/30	820,000	851,776
		8,024,636
Computers–1.65%
Amentum Holdings, Inc. 7.25% 8/1/32	1,070,000	1,101,194
LVIP Macquarie High Yield Fund-1

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
CACI International, Inc. 6.38% 6/15/33	1,034,000	$1,067,034
Seagate Data Storage Technology Pte. Ltd. 5.75% 12/1/34	450,000	442,586
		2,610,814
Cosmetics & Personal Care–0.47%
Opal Bidco SAS 6.50% 3/31/32	725,000	739,944
		739,944
Distribution/Wholesale–0.46%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	722,267
		722,267
Diversified Financial Services–4.23%
μAir Lease Corp. 4.65% 6/15/26	905,000	899,783
Azorra Finance Ltd. 7.75% 4/15/30	860,000	896,763
Focus Financial Partners LLC 6.75% 9/15/31	810,000	826,819
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	440,000	425,337
6.63% 10/15/31	800,000	797,117
OneMain Finance Corp.
6.63% 5/15/29	581,000	596,717
7.13% 9/15/32	192,000	198,772
PennyMac Financial Services, Inc.
6.88% 5/15/32	395,000	403,876
6.88% 2/15/33	590,000	604,750
Rocket Cos., Inc. 6.38% 8/1/33	777,000	795,027
UWM Holdings LLC 6.63% 2/1/30	230,000	230,238
		6,675,199
Electric–3.01%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	568,000	568,926
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,062,975
NRG Energy, Inc. 6.25% 11/1/34	840,000	855,832
μVistra Corp.
7.00% 12/15/26	795,000	804,566
8.00% 10/15/26	760,000	778,429
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	686,303
		4,757,031
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.62%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	$979,613
		979,613
Engineering & Construction–0.53%
Arcosa, Inc. 6.88% 8/15/32	805,000	835,445
		835,445
Entertainment–1.54%
Caesars Entertainment, Inc.
6.00% 10/15/32	845,000	828,702
6.50% 2/15/32	390,000	400,185
7.00% 2/15/30	560,000	579,926
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	605,000	624,018
		2,432,831
Environmental Control–0.27%
Waste Pro USA, Inc. 7.00% 2/1/33	405,000	420,438
		420,438
Food–0.52%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	422,359
9.63% 9/15/32	385,000	406,240
		828,599
Forest Products & Paper–0.59%
Magnera Corp. 7.25% 11/15/31	980,000	924,042
		924,042
Gas–0.53%
Venture Global Plaquemines LNG LLC 7.50% 5/1/33	780,000	835,242
		835,242
Health Care Products–0.53%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	837,919
		837,919
Health Care Services–2.36%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	830,000	855,093
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	816,413
6.13% 4/1/30	200,000	147,892
6.88% 4/15/29	200,000	159,470
DaVita, Inc.
3.75% 2/15/31	490,000	445,655
LVIP Macquarie High Yield Fund-2

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
DaVita, Inc. (continued)
4.63% 6/1/30	480,000	$459,898
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	840,685
		3,725,106
Home Builders–0.61%
Forestar Group, Inc. 6.50% 3/15/33	405,000	408,072
K Hovnanian Enterprises, Inc. 11.75% 9/30/29	515,000	558,291
		966,363
Insurance–2.87%
Acrisure LLC/Acrisure Finance, Inc. 6.75% 7/1/32	770,000	780,913
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	987,968
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	543,647
8.13% 2/15/32	480,000	499,209
HUB International Ltd.
5.63% 12/1/29	475,000	475,064
7.38% 1/31/32	410,000	428,995
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	775,000	821,444
		4,537,240
Internet–0.83%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	450,659
Snap, Inc. 6.88% 3/1/33	835,000	856,815
		1,307,474
Iron & Steel–0.67%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,065,207
		1,065,207
Leisure Time–2.42%
Carnival Corp.
5.75% 3/1/27	195,000	196,610
6.00% 5/1/29	895,000	904,346
6.13% 2/15/33	609,000	623,099
Life Time, Inc. 6.00% 11/15/31	835,000	848,318
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,239,000	1,254,417
		3,826,790
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.54%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	$857,809
		857,809
Machinery Construction & Mining–1.05%
Manitowoc Co., Inc. 9.25% 10/1/31	815,000	857,741
Terex Corp. 6.25% 10/15/32	795,000	796,611
		1,654,352
Machinery Diversified–0.50%
Esab Corp. 6.25% 4/15/29	770,000	788,373
		788,373
Media–7.62%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	817,132
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,158,356
4.50% 5/1/32	230,000	214,186
5.38% 6/1/29	765,000	762,203
6.38% 9/1/29	830,000	846,630
CSC Holdings LLC
4.50% 11/15/31	625,000	439,803
5.00% 11/15/31	655,000	304,575
Cumulus Media New Holdings, Inc. 8.00% 7/1/29	811,000	223,025
Gray Media, Inc. 5.38% 11/15/31	2,180,000	1,634,643
McGraw-Hill Education, Inc. 7.38% 9/1/31	989,000	1,031,667
Midcontinent Communications 8.00% 8/15/32	790,000	836,036
Nexstar Media, Inc. 4.75% 11/1/28	640,000	623,396
Sirius XM Radio LLC
4.00% 7/15/28	920,000	883,590
4.13% 7/1/30	955,000	880,548
Univision Communications, Inc. 7.38% 6/30/30	865,000	850,066
VZ Secured Financing BV 5.00% 1/15/32	595,000	529,317
		12,035,173
Mining–4.29%
Alumina Pty. Ltd. 6.13% 3/15/30	580,000	588,734
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,216,597
Capstone Copper Corp. 6.75% 3/31/33	1,037,000	1,061,846
Constellium SE 6.38% 8/15/32	1,250,000	1,270,788
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30	685,000	693,572
LVIP Macquarie High Yield Fund-3

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp.
3.88% 8/15/31	195,000	$175,220
4.75% 1/30/30	1,850,000	1,772,645
		6,779,402
Miscellaneous Manufacturing–0.95%
Amsted Industries, Inc. 6.38% 3/15/33	585,000	594,633
Enpro, Inc. 6.13% 6/1/33	890,000	909,867
		1,504,500
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	241,645
		241,645
Oil & Gas–5.62%
Civitas Resources, Inc. 8.63% 11/1/30	765,000	776,657
Crescent Energy Finance LLC 8.38% 1/15/34	354,000	354,221
Gulfport Energy Operating Corp. 6.75% 9/1/29	840,000	860,876
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,049,915
6.00% 2/1/31	469,000	452,294
6.25% 4/15/32	128,000	122,224
Matador Resources Co. 6.25% 4/15/33	590,000	585,638
Murphy Oil Corp. 6.00% 10/1/32	322,000	306,991
Nabors Industries, Inc.
8.88% 8/15/31	335,000	248,841
9.13% 1/31/30	565,000	540,990
Noble Finance II LLC 8.00% 4/15/30	625,000	636,389
Permian Resources Operating LLC 7.00% 1/15/32	535,000	554,625
SM Energy Co.
6.75% 8/1/29	290,000	288,934
7.00% 8/1/32	367,000	361,639
Sunoco LP 7.25% 5/1/32	460,000	482,991
Transocean, Inc.
8.00% 2/1/27	948,000	933,893
8.50% 5/15/31	365,000	325,817
		8,882,935
Oil & Gas Services–1.88%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	835,447
Aris Water Holdings LLC 7.25% 4/1/30	560,000	577,768
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27	475,000	$475,955
7.13% 3/15/29	320,000	327,978
Weatherford International Ltd. 8.63% 4/30/30	730,000	752,431
		2,969,579
Packaging & Containers–1.80%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00% 9/1/29	485,000	442,745
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	500,000	511,412
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	560,000	569,180
9.25% 4/15/27	395,000	392,230
Sealed Air Corp. 6.50% 7/15/32	300,000	310,879
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	210,496
Trivium Packaging Finance BV 8.25% 7/15/30	390,000	412,420
		2,849,362
Pharmaceuticals–1.46%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	903,702
Grifols SA 4.75% 10/15/28	610,000	586,409
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	820,124
		2,310,235
Pipelines–2.86%
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	405,000	410,991
7.88% 5/15/32	195,000	202,751
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	792,372
NuStar Logistics LP
6.00% 6/1/26	642,000	644,436
6.38% 10/1/30	586,000	607,248
Rockies Express Pipeline LLC 6.75% 3/15/33	618,000	644,987
Venture Global LNG, Inc.
7.00% 1/15/30	405,000	409,420
8.38% 6/1/31	780,000	810,136
		4,522,341
LVIP Macquarie High Yield Fund-4

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.68%
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	775,000	$797,278
Starwood Property Trust, Inc. 6.50% 7/1/30	261,000	269,577
		1,066,855
Retail–4.34%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	212,407
4.75% 3/1/30	660,000	639,031
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	611,908
6.95% 3/1/33	431,000	443,078
@Carvana Co.
9.00% 6/1/30	308,850	324,709
9.00% 6/1/31	309,123	366,185
Murphy Oil USA, Inc. 3.75% 2/15/31	920,000	848,680
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,170,949
QXO Building Products, Inc. 6.75% 4/30/32	199,000	205,010
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	630,000	660,042
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,378,808
		6,860,807
Semiconductors–0.54%
Entegris, Inc.
4.75% 4/15/29	437,000	432,154
5.95% 6/15/30	410,000	416,516
		848,670
Software–1.97%
AthenaHealth Group, Inc. 6.50% 2/15/30	420,000	413,391
Capstone Borrower, Inc. 8.00% 6/15/30	481,000	500,543
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,190,209
		3,104,143
Telecommunications–4.97%
CommScope LLC 8.25% 3/1/27	585,000	582,746
CommScope Technologies LLC 5.00% 3/15/27	265,000	258,098
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	879,487
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	$368,826
6.50% 10/1/28	760,000	773,515
Frontier Communications Holdings LLC
5.88% 11/1/29	435,000	439,341
6.00% 1/15/30	230,000	232,967
6.75% 5/1/29	515,000	521,734
Iliad Holding SASU 8.50% 4/15/31	1,210,000	1,294,246
μRogers Communications, Inc. 7.13% 4/15/55	715,000	724,727
Sable International Finance Ltd. 7.13% 10/15/32	845,000	847,245
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	925,026
		7,847,958
Trucking & Leasing–0.54%
Fortress Transportation & Infrastructure Investors LLC 7.00% 6/15/32	820,000	846,673
		846,673
Total Corporate Bonds (Cost $133,436,953)		133,982,741
LOAN AGREEMENTS–7.23%
•Applied Systems, Inc. 8.80% (3 mo. USD Term SOFR + 4.50%) 2/23/32	763,000	780,740
•Bausch & Lomb Corp. 8.67% (1 mo. USD Term SOFR + 4.25%) 5/10/27	746,818	745,205
•CD&R Hydra Buyer, Inc. 8.43% (1 mo. USD Term SOFR + 4.00%) 3/25/31	814,688	800,634
•Clarios Global LP 7.08% (1 mo. USD Term SOFR + 2.75%) 1/28/32	315,000	315,198
Clover Holdings 2 LLC 7.75% 12/9/31	920,000	926,900
Clydesdale Acquisition Holdings, Inc.
✠0.00% 4/1/32	1,949	1,940
•7.58% (1 mo. USD Term SOFR + 3.25%) 4/1/32	111,466	110,971
•CommScope, Inc. 9.58% (1 mo. USD Term SOFR + 5.25%) 12/17/29	400,000	404,376
Cotiviti Corp. 7.63% 5/1/31	806,000	809,023
•Flynn Restaurant Group LP 8.08% (1 mo. USD Term SOFR + 3.75%) 1/28/32	460,845	459,693
LVIP Macquarie High Yield Fund-5

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Form Technologies LLC 10.02% (3 mo. USD Term SOFR + 5.75%) 7/19/30	364,000	$343,525
•Heartland Dental LLC 8.83% (1 mo. USD Term SOFR + 4.50%) 4/28/28	1,229,437	1,229,597
•Hunter Douglas, Inc. 7.55% (3 mo. USD Term SOFR + 3.25%) 1/20/32	380,398	378,656
•INEOS Quattro Holdings U.K. Ltd. 8.58% (1 mo. USD Term SOFR + 4.25%) 10/7/31	399,000	363,090
•Instructure Holdings, Inc. 9.21% (6 mo. USD Term SOFR + 5.00%) 11/12/32	296,000	298,220
•LSF12 Crown U.S. Commercial Bidco LLC 8.57% (1 mo. USD Term SOFR + 4.25%) 12/2/31	456,000	457,997
•Scientific Games Holdings LP 7.28% (3 mo. USD Term SOFR + 3.00%) 4/4/29	1,231,897	1,230,283
•SPX Flow, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 4/5/29	530,000	531,569
•Staples, Inc. 10.03% (3 mo. USD Term SOFR + 5.75%) 9/4/29	848,587	781,303
•Univision Communications, Inc. 8.55% (3 mo. USD Term SOFR + 4.25%) 6/24/29	70,186	69,602
USALCO LLC
✠0.00% 9/30/31	35,962	36,121
•8.33% (1 mo. USD Term SOFR + 4.00%) 9/30/31	347,293	348,835
Total Loan Agreements (Cost $11,472,932)		11,423,478
NON-AGENCY ASSET-BACKED SECURITIES–4.79%
•AGL CLO 3 Ltd. Series 2020-3A Class ER 9.51% (3 mo. USD Term SOFR + 5.25%) 4/15/38	250,000	247,483
•AIMCO CLO 19 Ltd. Series 2024-19A Class E 9.27% (3 mo. USD Term SOFR + 5.00%) 10/20/37	150,000	150,007
•Atlas Senior Loan Fund XX Ltd. Series 2022-20A Class D1R 8.12% (3 mo. USD Term SOFR + 3.85%) 10/19/37	250,000	250,129
•Ballyrock CLO 18 Ltd. Series 2021-18A Class DR 8.97% (3 mo. USD Term SOFR + 5.75%) 4/15/38	250,000	240,646
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO 25 Ltd. Series 2023-25A Class DR 9.08% (3 mo. USD Term SOFR + 4.80%) 1/25/38	250,000	$243,367
•Barings CLO Ltd.
Series 2018-2A Class ER 11.16% (3 mo. USD Term SOFR + 6.90%) 7/15/36	150,000	150,584
Series 2024-2A Class E 10.16% (3 mo. USD Term SOFR + 5.90%) 7/15/39	150,000	150,569
•BBAM U.S. CLO III Ltd. Series 2023-3A Class D 12.86% (3 mo. USD Term SOFR + 8.60%) 10/15/38	250,000	253,235
•Bear Mountain Park CLO Ltd. Series 2022-1A Class ER 10.21% (3 mo. USD Term SOFR + 5.95%) 7/15/37	150,000	149,986
•Benefit Street Partners CLO Ltd. Series 2015-6BR Class ER 9.03% (3 mo. USD Term SOFR + 4.75%) 4/20/38	220,000	218,040
•Benefit Street Partners CLO XII-B Ltd. Series 2017-12BRA Class E 10.51% (3 mo. USD Term SOFR + 6.25%) 10/15/37	150,000	150,852
•Brookhaven Park CLO Ltd. Series 2024-1A Class E 10.77% (3 mo. USD Term SOFR + 6.50%) 4/19/37	250,000	250,616
•Carlyle U.S. CLO Ltd.
Series 2024-1A Class E 11.18% (3 mo. USD Term SOFR + 6.92%) 4/15/37	250,000	253,704
Series 2024-5A Class E 9.93% (3 mo. USD Term SOFR + 5.65%) 10/25/36	250,000	251,809
•CBAMR LLC Series 2021-15A Class ER 9.80% (3 mo. USD Term SOFR + 5.50%) 1/20/38	250,000	247,057
•Dryden 109 CLO Ltd. Series 2022-109A Class ER 9.61% (3 mo. USD Term SOFR + 5.35%) 4/15/38	250,000	249,485
•Elmwood CLO IX Ltd. Series 2021-2A Class ER 8.97% (3 mo. USD Term SOFR + 4.65%) 4/20/38	150,000	148,123
•Empower CLO Ltd. Series 2022-1A Class ER 10.17% (3 mo. USD Term SOFR + 5.90%) 10/20/37	150,000	148,469
LVIP Macquarie High Yield Fund-6

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Golub Capital Partners CLO 76 B Ltd. Series 2024-76A Class E 10.03% (3 mo. USD Term SOFR + 5.75%) 10/25/37	300,000	$302,953
•Invesco U.S. CLO Ltd. Series 2024-3A Class E 10.77% (3 mo. USD Term SOFR + 6.50%) 7/20/37	250,000	252,699
•KKR CLO 27 Ltd. Series 27A Class ER2 10.51% (3 mo. USD Term SOFR + 6.25%) 1/15/35	250,000	246,281
•Madison Park Funding XXX Ltd. Series 2018-30A Class ER 10.66% (3 mo. USD Term SOFR + 6.40%) 7/16/37	150,000	149,801
•Magnetite XLV Ltd. Series 2025-45A Class E 8.79% (3 mo. USD Term SOFR + 4.50%) 4/15/38	200,000	199,292
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class ER3 9.07% (3 mo. USD Term SOFR + 4.75%) 4/15/39	250,000	247,262
•Oaktree CLO Ltd.
Series 2019-3A Class ER2 11.02% (3 mo. USD Term SOFR + 6.75%) 1/20/38	200,000	199,849
Series 2020-1A Class ERR 9.26% (3 mo. USD Term SOFR + 5.00%) 1/15/38	200,000	194,734
•OFSI BSL XIV CLO Ltd. Series 2024-14A Class E 12.01% (3 mo. USD Term SOFR + 7.74%) 7/20/37	300,000	289,519
•OHA Credit Funding 11 Ltd. Series 2022-11A Class ER 9.67% (3 mo. USD Term SOFR + 5.40%) 7/19/37	150,000	151,373
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OHA Credit Funding 9 Ltd. Series 2021-9A Class ER 9.77% (3 mo. USD Term SOFR + 5.50%) 10/19/37	150,000	$151,112
•Palmer Square CLO Ltd. Series 2024-2A Class D2 8.62% (3 mo. USD Term SOFR + 4.35%) 7/20/37	250,000	251,163
•Sound Point CLO Ltd. Series 2025-1RA Class E 11.90% (3 mo. USD Term SOFR + 7.58%) 2/20/38	250,000	242,819
•Storm King Park CLO Ltd. Series 2022-1A Class ER 10.41% (3 mo. USD Term SOFR + 6.15%) 10/15/37	200,000	199,858
•TCW CLO Ltd.
Series 2022-1A Class ER 10.82% (3 mo. USD Term SOFR + 6.50%) 1/20/38	250,000	244,868
Series 2024-2A Class E 11.53% (3 mo. USD Term SOFR + 7.25%) 7/17/37	250,000	251,311
•Wellfleet CLO Ltd. Series 2022-1A Class ER 12.01% (3 mo. USD Term SOFR + 7.75%) 7/15/37	250,000	241,217
Total Non-Agency Asset-Backed Securities (Cost $7,636,209)		7,570,272

	Number of Shares
MONEY MARKET FUND–2.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	4,083,247	4,083,247
Total Money Market Fund (Cost $4,083,247)		4,083,247

TOTAL INVESTMENTS–99.44% (Cost $156,629,341)	157,059,738

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	890,920
NET ASSETS APPLICABLE TO 35,607,573 SHARES OUTSTANDING–100.00%	$157,950,658
NET ASSET VALUE PER SHARE–LVIP MACQUARIE HIGH YIELD FUND STANDARD CLASS ($69,129,161 / 15,572,689 Shares)	$4.439
NET ASSET VALUE PER SHARE–LVIP MACQUARIE HIGH YIELD FUND SERVICE CLASS ($88,821,497 / 20,034,884 Shares)	$4.433
LVIP Macquarie High Yield Fund-7

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$200,128,794
Distributable earnings/(accumulated loss)	(42,178,136)
TOTAL NET ASSETS	$157,950,658

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

★Includes $6,027 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,513,178 payable for securities purchased, $78,545 payable for fund shares redeemed, $12,797 other accrued expenses payable, $37,852 payable for unfunded loan commitments, $109,949 due to manager and affiliates, $18,605 payable for audit fee and $11,124 payable for fund accounting fee as of June
30, 2025.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-8

LVIP Macquarie High Yield Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$5,736,494
EXPENSES:
Management fees	518,477
Distribution fees-Service Class	134,022
Accounting and administration expenses	25,118
Professional fees	24,835
Shareholder servicing fees	23,132
Pricing fees	9,260
Reports and statements to shareholders	5,858
Custodian fees	3,998
Trustees’ fees and expenses	2,410
Consulting fees	2,211
Other	4,329
753,650
Less:
Expenses reimbursed	(29,362)
Total operating expenses	724,288
NET INVESTMENT INCOME	5,012,206
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	317,456
Net change in unrealized appreciation (depreciation) of investments	2,480,092
NET REALIZED AND UNREALIZED GAIN	2,797,548
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,809,754
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,012,206	$10,209,623
Net realized gain (loss)	317,456	(4,443,719)
Net change in unrealized appreciation (depreciation)	2,480,092	4,649,977
Net increase in net assets resulting from operations	7,809,754	10,415,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,642,903)
Service Class	—	(5,662,671)
	—	(10,305,574)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,802,803	13,778,277
Service Class	3,806,688	15,182,450
Reinvestment of dividends and distributions:
Standard Class	—	4,642,903
Service Class	—	5,662,671
	8,609,491	39,266,301
Cost of shares redeemed:
Standard Class	(11,896,002)	(16,433,282)
Service Class	(11,967,653)	(20,985,826)
	(23,863,655)	(37,419,108)
Increase (decrease) in net assets derived from capital share transactions	(15,254,164)	1,847,193
NET INCREASE (DECREASE) IN NET ASSETS	(7,444,410)	1,957,500
NET ASSETS:
Beginning of period	165,395,068	163,437,568
End of period	$157,950,658	$165,395,068
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-9

LVIP Macquarie High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie High Yield Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$4.222	$4.228	$4.013	$4.845	$5.100	$5.080
Income (loss) from investment operations:
Net investment income[3]	0.137	0.276	0.276	0.242	0.225	0.240
Net realized and unrealized gain (loss)	0.080	0.005	0.232	(0.795)	0.016	0.080
Total from investment operations	0.217	0.281	0.508	(0.553)	0.241	0.320
Less dividends and distributions from:
Net investment income	—	(0.287)	(0.292)	(0.278)	(0.496)	(0.300)
Return of capital	—	—	(0.001)	(0.001)[4]	— [4]	—
Total dividends and distributions	—	(0.287)	(0.293)	(0.279)	(0.496)	(0.300)
Net asset value, end of period	$4.439	$4.222	$4.228	$4.013	$4.845	$5.100
Total return[5]	5.14%	6.66%	12.67%	(11.41% )	4.92%	7.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,129	$72,734	$70,718	$65,564	$80,790	$76,743
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.76%	0.77%	0.76%	0.78%
Ratio of net investment income to average net assets	6.45%	6.34%	6.58%	5.47%	4.57%	5.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.41%	6.30%	6.56%	5.44%	4.55%	5.04%
Portfolio turnover	22%	57%	37%	36%	93%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-10

LVIP Macquarie High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie High Yield Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$4.223	$4.229	$4.014	$4.845	$5.080	$5.060
Income (loss) from investment operations:
Net investment income[3]	0.131	0.263	0.263	0.229	0.216	0.230
Net realized and unrealized gain (loss)	0.079	0.004	0.233	(0.795)	0.009	0.070
Total from investment operations	0.210	0.267	0.496	(0.566)	0.225	0.300
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.279)	(0.264)	(0.460)	(0.280)
Return of capital	—	—	(0.002)	(0.001)[4]	— [4]	—
Total dividends and distributions	—	(0.273)	(0.281)	(0.265)	(0.460)	(0.280)
Net asset value, end of period	$4.433	$4.223	$4.229	$4.014	$4.845	$5.080
Total return[5]	4.97%	6.34%	12.34%	(11.66% )	4.59%	6.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,821	$92,661	$92,720	$86,959	$113,599	$119,487
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.08%	1.06%	1.07%	1.06%	1.08%
Ratio of net investment income to average net assets	6.15%	6.04%	6.28%	5.17%	4.28%	4.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.11%	6.00%	6.26%	5.14%	4.26%	4.74%
Portfolio turnover	22%	57%	37%	36%	93%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-11

LVIP Macquarie High Yield Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Macquarie High Yield Fund-12

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$43,325	$27,637	$58,066	$129,028
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$6,842
Legal	1,043
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Macquarie High Yield Fund-13

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,774 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$6,027
Management fees payable to LFI	83,731
Distribution fees payable to LFD	21,814
Printing and mailing fees payable to Lincoln Life	668
Shareholder servicing fees payable to Lincoln Life	3,736
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$35,129,565
Sales	42,086,783
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$156,629,341
Aggregate unrealized appreciation of investments	$3,392,092
Aggregate unrealized depreciation of investments	(2,961,695)
Net unrealized appreciation of investments	$430,397
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie High Yield Fund-14

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$133,982,741	$—	$133,982,741
Loan Agreements	—	11,423,478	—	11,423,478
Non-Agency Asset-Backed Securities	—	7,570,272	—	7,570,272
Money Market Fund	4,083,247	—	—	4,083,247
Total Investments	$4,083,247	$152,976,491	$—	$157,059,738
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,119,806	3,155,539
Service Class	885,804	3,498,930
Shares reinvested:
Standard Class	—	1,103,089
Service Class	—	1,344,733
	2,005,610	9,102,291
Shares redeemed:
Standard Class	(2,774,417)	(3,757,271)
Service Class	(2,794,128)	(4,827,241)
	(5,568,545)	(8,584,512)
Net increase (decrease)	(3,562,935)	517,779
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Macquarie High Yield Fund-15

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie High Yield Fund-16

LVIP Macquarie Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie Mid Cap Value Fund

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.18%
Aerospace & Defense–2.54%
Curtiss-Wright Corp.	24,750	$12,091,612
L3Harris Technologies, Inc.	48,600	12,190,824
		24,282,436
Automobile Components–0.62%
†Aptiv PLC	86,490	5,900,348
		5,900,348
Banks–5.17%
East West Bancorp, Inc.	126,600	12,784,068
KeyCorp	588,900	10,258,638
Synovus Financial Corp.	226,250	11,708,437
Webster Financial Corp.	269,950	14,739,270
		49,490,413
Building Products–1.23%
Johnson Controls International PLC	111,595	11,786,664
		11,786,664
Capital Markets–4.08%
Affiliated Managers Group, Inc.	51,350	10,104,139
Raymond James Financial, Inc.	107,075	16,422,093
State Street Corp.	117,850	12,532,169
		39,058,401
Chemicals–0.94%
Celanese Corp.	70,100	3,878,633
Huntsman Corp.	270,600	2,819,652
Olin Corp.	114,750	2,305,328
		9,003,613
Communications Equipment–0.59%
†Ciena Corp.	68,900	5,603,637
		5,603,637
Construction & Engineering–3.27%
AECOM	107,300	12,109,878
†MasTec, Inc.	57,300	9,765,639
Quanta Services, Inc.	25,090	9,486,027
		31,361,544
Construction Materials–1.99%
†Knife River Corp.	68,962	5,630,058
Vulcan Materials Co.	51,650	13,471,353
		19,101,411
Consumer Finance–2.40%
Ally Financial, Inc.	251,250	9,786,187
Synchrony Financial	197,300	13,167,802
		22,953,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.75%
Kroger Co.	67,100	$4,813,083
†U.S. Foods Holding Corp.	154,950	11,932,699
		16,745,782
Containers & Packaging–2.65%
Amcor PLC	918,232	8,438,552
Crown Holdings, Inc.	112,150	11,549,207
Graphic Packaging Holding Co.	256,000	5,393,920
		25,381,679
Electric Utilities–4.48%
Edison International	165,850	8,557,860
NRG Energy, Inc.	77,500	12,444,950
OGE Energy Corp.	185,950	8,252,461
Xcel Energy, Inc.	200,850	13,677,885
		42,933,156
Electrical Equipment–3.43%
AMETEK, Inc.	67,000	12,124,320
†NEXTracker, Inc. Class A	134,176	7,295,149
Regal Rexnord Corp.	92,600	13,423,296
		32,842,765
Electronic Equipment, Instruments & Components–3.24%
†Flex Ltd.	213,641	10,664,959
†Keysight Technologies, Inc.	53,380	8,746,847
TD SYNNEX Corp.	85,750	11,636,275
		31,048,081
Entertainment–1.39%
Electronic Arts, Inc.	83,650	13,358,905
		13,358,905
Financial Services–0.85%
Global Payments, Inc.	101,800	8,148,072
		8,148,072
Food Products–1.24%
Hershey Co.	40,850	6,779,058
Tyson Foods, Inc. Class A	91,700	5,129,698
		11,908,756
Ground Transportation–0.64%
JB Hunt Transport Services, Inc.	42,800	6,146,080
		6,146,080
Health Care Equipment & Supplies–2.27%
Becton Dickinson & Co.	20,750	3,574,187
STERIS PLC	44,200	10,617,724
Zimmer Biomet Holdings, Inc.	83,000	7,570,430
		21,762,341
LVIP Macquarie Mid Cap Value Fund-1

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.32%
Cencora, Inc.	35,100	$10,524,735
Quest Diagnostics, Inc.	64,900	11,657,987
		22,182,722
Health Care REITs–0.85%
Ventas, Inc.	129,450	8,174,768
		8,174,768
Hotel & Resort REITs–0.86%
Host Hotels & Resorts, Inc.	538,250	8,267,520
		8,267,520
Hotels, Restaurants & Leisure–3.28%
Darden Restaurants, Inc.	40,720	8,875,738
Marriott International, Inc. Class A	51,840	14,163,207
Royal Caribbean Cruises Ltd.	26,850	8,407,809
		31,446,754
Household Durables–1.80%
Dr. Horton, Inc.	79,283	10,221,164
PulteGroup, Inc.	66,800	7,044,728
		17,265,892
Industrial REITs–0.80%
First Industrial Realty Trust, Inc.	159,600	7,681,548
		7,681,548
Insurance–6.98%
Allstate Corp.	61,250	12,330,237
Assurant, Inc.	52,400	10,348,476
Axis Capital Holdings Ltd.	69,350	7,199,917
Hartford Insurance Group, Inc.	93,950	11,919,437
Reinsurance Group of America, Inc.	63,700	12,635,532
Willis Towers Watson PLC	40,650	12,459,225
		66,892,824
IT Services–2.16%
†Akamai Technologies, Inc.	98,100	7,824,456
†Twilio, Inc. Class A	103,050	12,815,298
		20,639,754
Life Sciences Tools & Services–1.28%
Agilent Technologies, Inc.	59,050	6,968,491
†Avantor, Inc.	395,700	5,326,122
		12,294,613
Machinery–4.85%
†Gates Industrial Corp. PLC	318,250	7,329,298
ITT, Inc.	103,850	16,286,795
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Oshkosh Corp.	113,850	$12,926,529
Parker-Hannifin Corp.	14,200	9,918,274
		46,460,896
Media–0.59%
Interpublic Group of Cos., Inc.	232,100	5,681,808
		5,681,808
Metals & Mining–1.11%
Reliance, Inc.	33,750	10,594,125
		10,594,125
Multi-Utilities–3.94%
CMS Energy Corp.	199,250	13,804,040
Public Service Enterprise Group, Inc.	138,250	11,637,885
WEC Energy Group, Inc.	118,400	12,337,280
		37,779,205
Oil, Gas & Consumable Fuels–5.68%
Cheniere Energy, Inc.	58,250	14,185,040
Coterra Energy, Inc.	428,400	10,872,792
Devon Energy Corp.	200,930	6,391,583
Targa Resources Corp.	78,950	13,743,616
Valero Energy Corp.	68,750	9,241,375
		54,434,406
Paper & Forest Products–1.06%
Louisiana-Pacific Corp.	118,150	10,159,719
		10,159,719
Passenger Airlines–1.01%
Delta Air Lines, Inc.	197,150	9,695,837
		9,695,837
Professional Services–2.41%
†CACI International, Inc. Class A	31,300	14,920,710
KBR, Inc.	170,670	8,181,920
		23,102,630
Residential REITs–1.15%
American Homes 4 Rent Class A	304,020	10,966,001
		10,966,001
Retail REITs–1.85%
Kimco Realty Corp.	396,200	8,328,124
Realty Income Corp.	162,847	9,381,616
		17,709,740
LVIP Macquarie Mid Cap Value Fund-2

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–1.58%
†ON Semiconductor Corp.	139,450	$7,308,574
Teradyne, Inc.	87,250	7,845,520
		15,154,094
Specialized REITs–1.86%
Extra Space Storage, Inc.	47,318	6,976,566
VICI Properties, Inc.	331,460	10,805,596
		17,782,162
Specialty Retail–2.91%
†AutoZone, Inc.	2,950	10,951,078
Dick's Sporting Goods, Inc.	31,750	6,280,468
Ross Stores, Inc.	83,450	10,646,551
		27,878,097
Trading Companies & Distributors–2.08%
United Rentals, Inc.	12,850	9,681,190
WESCO International, Inc.	55,128	10,209,706
		19,890,896
Total Common Stock (Cost $589,197,817)		930,954,084

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	84,276	$84,276
Total Money Market Fund (Cost $84,276)		84,276

	Principal Amount°
SHORT-TERM INVESTMENT–2.79%
Discounted Commercial Paper–2.79%
≠Canadian Imperial Bank of Commerce 4.38% 7/1/25	26,700,000	26,700,000
		26,700,000
Total Short-Term Investment (Cost $26,700,000)		26,700,000

TOTAL INVESTMENTS–99.98% (Cost $615,982,093)	957,738,360
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	171,231
NET ASSETS APPLICABLE TO 21,240,267 SHARES OUTSTANDING–100.00%	$957,909,591
NET ASSET VALUE PER SHARE–LVIP MACQUARIE MID CAP VALUE FUND STANDARD CLASS ($743,880,068 / 16,453,062 Shares)	$45.212
NET ASSET VALUE PER SHARE–LVIP MACQUARIE MID CAP VALUE FUND SERVICE CLASS ($214,029,523 / 4,787,205 Shares)	$44.709
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$469,301,125
Distributable earnings/(accumulated loss)	488,608,466
TOTAL NET ASSETS	$957,909,591

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $600,732 payable for fund shares redeemed, $16,114 other accrued expenses payable, $361,682 due to manager and affiliates,
$14,033 payable for audit fee and $24,081 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-3

LVIP Macquarie Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$8,952,083
EXPENSES:
Management fees	1,654,786
Distribution fees-Service Class	357,875
Shareholder servicing fees	133,118
Accounting and administration expenses	83,991
Professional fees	28,441
Reports and statements to shareholders	14,069
Trustees’ fees and expenses	13,932
Consulting fees	4,324
Custodian fees	2,969
Pricing fees	469
Other	16,870
Total operating expenses	2,310,844
NET INVESTMENT INCOME	6,641,239
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	34,560,269
Net change in unrealized appreciation (depreciation) of investments	(18,315,185)
NET REALIZED AND UNREALIZED GAIN	16,245,084
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,886,323
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,641,239	$11,014,293
Net realized gain	34,560,269	110,009,059
Net change in unrealized appreciation (depreciation)	(18,315,185)	7,276,461
Net increase in net assets resulting from operations	22,886,323	128,299,813
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,932,491)
Service Class	—	(8,203,446)
	—	(39,135,937)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	48,126,889	48,789,280
Service Class	12,325,033	24,277,346
Reinvestment of dividends and distributions:
Standard Class	—	30,932,491
Service Class	—	8,203,446
	60,451,922	112,202,563
Cost of shares redeemed:
Standard Class	(65,188,312)	(137,319,274)
Service Class	(14,496,672)	(37,627,664)
	(79,684,984)	(174,946,938)
Decrease in net assets derived from capital share transactions	(19,233,062)	(62,744,375)
NET INCREASE IN NET ASSETS	3,653,261	26,419,501
NET ASSETS:
Beginning of period	954,256,330	927,836,829
End of period	$957,909,591	$954,256,330
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-4

LVIP Macquarie Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$44.028	$39.969	$39.837	$46.009	$35.342	$36.468
Income (loss) from investment operations:
Net investment income[2]	0.327	0.536	0.614	0.576	0.523	0.447
Net realized and unrealized gain (loss)	0.857	5.391	3.520	(4.730)	10.732	(0.357)
Total from investment operations	1.184	5.927	4.134	(4.154)	11.255	0.090
Less dividends and distributions from:
Net investment income	—	(0.608)	(0.632)	(0.630)	(0.588)	(0.470)
Net realized gain	—	(1.260)	(3.370)	(1.388)	—	(0.348)
Return of capital	—	—	—	—	—	(0.398)
Total dividends and distributions	—	(1.868)	(4.002)	(2.018)	(0.588)	(1.216)
Net asset value, end of period	$45.212	$44.028	$39.969	$39.837	$46.009	$35.342
Total return[3]	2.69%	14.82%	11.24%	(8.87% )	31.91%	0.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$743,880	$743,279	$731,154	$716,382	$875,293	$671,609
Ratio of expenses to average net assets	0.43%	0.42%	0.43%	0.42%	0.41%	0.44%
Ratio of net investment income to average net assets	1.52%	1.25%	1.56%	1.37%	1.25%	1.48%
Portfolio turnover	11%	18%	12%	20%	19%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-5

LVIP Macquarie Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Mid Cap Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$43.613	$39.619	$39.537	$45.685	$35.102	$36.246
Income (loss) from investment operations:
Net investment income[2]	0.249	0.381	0.472	0.424	0.373	0.339
Net realized and unrealized gain (loss)	0.847	5.330	3.480	(4.695)	10.649	(0.374)
Total from investment operations	1.096	5.711	3.952	(4.271)	11.022	(0.035)
Less dividends and distributions from:
Net investment income	—	(0.457)	(0.500)	(0.489)	(0.439)	(0.412)
Net realized gain	—	(1.260)	(3.370)	(1.388)	—	(0.348)
Return of capital	—	—	—	—	—	(0.349)
Total dividends and distributions	—	(1.717)	(3.870)	(1.877)	(0.439)	(1.109)
Net asset value, end of period	$44.709	$43.613	$39.619	$39.537	$45.685	$35.102
Total return[3]	2.51%	14.42%	10.86%	(9.19% )	31.45%	0.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214,030	$210,977	$196,683	$185,214	$202,292	$166,482
Ratio of expenses to average net assets	0.78%	0.77%	0.78%	0.77%	0.76%	0.79%
Ratio of net investment income to average net assets	1.17%	0.90%	1.21%	1.02%	0.88%	1.13%
Portfolio turnover	11%	18%	12%	20%	19%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-6

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Macquarie Mid Cap Value Fund-7

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$39,307
Legal	5,991
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,580 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie Mid Cap Value Fund-8

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$277,787
Distribution fees payable to LFD	60,387
Printing and mailing fees payable to Lincoln Life	1,105
Shareholder servicing fees payable to Lincoln Life	22,403
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$98,323,515
Sales	127,409,840
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$615,982,093
Aggregate unrealized appreciation of investments	$369,767,641
Aggregate unrealized depreciation of investments	(28,011,374)
Net unrealized appreciation of investments	$341,756,267
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie Mid Cap Value Fund-9

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$930,954,084	$—	$—	$930,954,084
Money Market Fund	84,276	—	—	84,276
Short-Term Investment	—	26,700,000	—	26,700,000
Total Investments	$931,038,360	$26,700,000	$—	$957,738,360
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,097,138	1,092,877
Service Class	287,946	566,295
Shares reinvested:
Standard Class	—	694,200
Service Class	—	186,648
	1,385,084	2,540,020
Shares redeemed:
Standard Class	(1,526,041)	(3,198,317)
Service Class	(338,215)	(879,874)
	(1,864,256)	(4,078,191)
Net decrease	(479,172)	(1,538,171)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Macquarie Mid Cap Value Fund-10

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Mid Cap Value Fund-11

LVIP Macquarie SMID Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie SMID Cap Core Fund

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.53%
Aerospace & Defense–0.01%
†ATI, Inc.	1,170	$101,018
		101,018
Automobile Components–0.60%
BorgWarner, Inc.	115,656	3,872,163
		3,872,163
Banks–10.20%
Columbia Banking System, Inc.	315,703	7,381,136
East West Bancorp, Inc.	131,263	13,254,938
Old National Bancorp	357,557	7,630,266
Pinnacle Financial Partners, Inc.	84,797	9,362,437
SouthState Corp.	90,443	8,323,469
Synovus Financial Corp.	62,869	3,253,471
Webster Financial Corp.	198,765	10,852,569
WSFS Financial Corp.	112,149	6,168,195
		66,226,481
Biotechnology–5.96%
†Amicus Therapeutics, Inc.	253,397	1,451,965
†Blueprint Medicines Corp.	44,455	5,698,242
†Exact Sciences Corp.	84,578	4,494,475
†Halozyme Therapeutics, Inc.	91,662	4,768,257
†Insmed, Inc.	84,441	8,498,142
†Natera, Inc.	32,146	5,430,745
†Neurocrine Biosciences, Inc.	49,487	6,220,021
†Ultragenyx Pharmaceutical, Inc.	58,937	2,142,950
		38,704,797
Building Products–1.82%
Carlisle Cos., Inc.	8,844	3,302,350
Tecnoglass, Inc.	38,709	2,994,528
Zurn Elkay Water Solutions Corp.	151,623	5,544,853
		11,841,731
Capital Markets–1.79%
Hamilton Lane, Inc. Class A	27,055	3,845,056
Stifel Financial Corp.	74,897	7,772,811
		11,617,867
Chemicals–1.53%
Huntsman Corp.	330,126	3,439,913
Minerals Technologies, Inc.	117,532	6,472,487
		9,912,400
Commercial Services & Supplies–3.24%
ABM Industries, Inc.	90,782	4,285,818
†Casella Waste Systems, Inc. Class A	45,277	5,224,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Clean Harbors, Inc.	27,495	$6,356,294
Tetra Tech, Inc.	143,500	5,160,260
		21,026,433
Construction & Engineering–2.72%
†API Group Corp.	65,376	3,337,445
Arcosa, Inc.	66,028	5,725,288
Quanta Services, Inc.	8,808	3,330,128
WillScot Holdings Corp.	192,515	5,274,911
		17,667,772
Consumer Staples Distribution & Retail–3.28%
†BJ's Wholesale Club Holdings, Inc.	80,158	8,643,437
Casey's General Stores, Inc.	24,817	12,663,371
		21,306,808
Electrical Equipment–0.82%
Atkore, Inc.	15,485	1,092,467
Regal Rexnord Corp.	29,142	4,224,424
		5,316,891
Electronic Equipment, Instruments & Components–1.31%
†Coherent Corp.	95,148	8,488,153
		8,488,153
Energy Equipment & Services–0.89%
Liberty Energy, Inc.	504,450	5,791,086
		5,791,086
Entertainment–0.80%
†IMAX Corp.	186,782	5,222,425
		5,222,425
Financial Services–0.83%
Essent Group Ltd.	88,841	5,395,314
		5,395,314
Food Products–0.53%
J&J Snack Foods Corp.	30,517	3,460,933
		3,460,933
Gas Utilities–0.97%
Spire, Inc.	86,733	6,330,642
		6,330,642
Ground Transportation–1.43%
Knight-Swift Transportation Holdings, Inc.	101,927	4,508,231
†Saia, Inc.	6,835	1,872,722
†XPO, Inc.	23,278	2,939,778
		9,320,731
Health Care Equipment & Supplies–2.46%
†Glaukos Corp.	38,827	4,010,441
†Inspire Medical Systems, Inc.	22,348	2,900,100
LVIP Macquarie SMID Cap Core Fund-1

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Lantheus Holdings, Inc.	51,264	$4,196,471
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares.	14,046	0
†TransMedics Group, Inc.	36,235	4,855,852
		15,962,864
Health Care Providers & Services–1.10%
Encompass Health Corp.	58,255	7,143,811
		7,143,811
Health Care REITs–0.76%
Healthpeak Properties, Inc.	281,216	4,924,092
		4,924,092
Hotels, Restaurants & Leisure–3.63%
Aramark	140,973	5,902,540
†Brinker International, Inc.	30,230	5,451,376
†Life Time Group Holdings, Inc.	93,688	2,841,557
Texas Roadhouse, Inc.	38,315	7,180,614
Wendy's Co.	195,393	2,231,388
		23,607,475
Household Durables–1.91%
KB Home	42,844	2,269,447
La-Z-Boy, Inc.	80,272	2,983,710
†Taylor Morrison Home Corp.	46,642	2,864,751
Toll Brothers, Inc.	37,446	4,273,712
		12,391,620
Industrial REITs–1.57%
First Industrial Realty Trust, Inc.	132,675	6,385,648
Terreno Realty Corp.	67,974	3,811,302
		10,196,950
Insurance–4.53%
Axis Capital Holdings Ltd.	113,536	11,787,308
Kemper Corp.	136,845	8,831,976
Reinsurance Group of America, Inc.	44,529	8,832,772
		29,452,056
Interactive Media & Services–0.48%
†Yelp, Inc.	90,289	3,094,204
		3,094,204
IT Services–0.43%
†ASGN, Inc.	56,171	2,804,618
		2,804,618
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.95%
†Malibu Boats, Inc. Class A	64,052	$2,007,390
†YETI Holdings, Inc.	131,483	4,144,344
		6,151,734
Life Sciences Tools & Services–1.22%
Bio-Techne Corp.	72,583	3,734,395
†Repligen Corp.	33,682	4,189,367
		7,923,762
Machinery–5.32%
†Chart Industries, Inc.	24,038	3,957,857
Federal Signal Corp.	66,508	7,077,781
†Gates Industrial Corp. PLC	188,311	4,336,802
Graco, Inc.	56,730	4,877,078
Kadant, Inc.	14,655	4,652,230
Lincoln Electric Holdings, Inc.	35,037	7,263,871
†SPX Technologies, Inc.	14,273	2,393,297
		34,558,916
Marine Transportation–1.25%
†Kirby Corp.	71,861	8,149,756
		8,149,756
Media–1.10%
Interpublic Group of Cos., Inc.	168,736	4,130,657
Nexstar Media Group, Inc.	17,329	2,997,051
		7,127,708
Metals & Mining–2.55%
Carpenter Technology Corp.	9,360	2,586,917
Kaiser Aluminum Corp.	55,274	4,416,392
Reliance, Inc.	30,380	9,536,282
		16,539,591
Multi-Utilities–0.80%
Black Hills Corp.	92,328	5,179,601
		5,179,601
Oil, Gas & Consumable Fuels–2.83%
Expand Energy Corp.	74,272	8,685,368
International Seaways, Inc.	40,594	1,480,869
Permian Resources Corp.	601,838	8,197,033
		18,363,270
Pharmaceuticals–1.99%
†Axsome Therapeutics, Inc.	44,031	4,596,396
†Ligand Pharmaceuticals, Inc.	43,609	4,957,471
†Supernus Pharmaceuticals, Inc.	107,145	3,377,211
		12,931,078
Professional Services–3.48%
†ExlService Holdings, Inc.	190,439	8,339,324
LVIP Macquarie SMID Cap Core Fund-2

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
KBR, Inc.	99,524	$4,771,180
UL Solutions, Inc. Class A	46,888	3,416,260
†WNS Holdings Ltd.	96,010	6,071,672
		22,598,436
Real Estate Management & Development–0.78%
†Jones Lang LaSalle, Inc.	19,839	5,074,419
		5,074,419
Residential REITs–1.13%
Camden Property Trust	64,943	7,318,427
		7,318,427
Retail REITs–1.84%
Brixmor Property Group, Inc.	245,446	6,391,414
Kite Realty Group Trust	244,240	5,532,036
		11,923,450
Semiconductors & Semiconductor Equipment–3.95%
†Astera Labs, Inc.	35,891	3,245,264
†MACOM Technology Solutions Holdings, Inc.	57,624	8,256,943
†Semtech Corp.	193,175	8,719,919
†Silicon Laboratories, Inc.	36,674	5,404,281
		25,626,407
Software–7.92%
†Box, Inc. Class A	98,770	3,374,971
†Dynatrace, Inc.	99,815	5,510,786
†Guidewire Software, Inc.	48,720	11,471,124
†Procore Technologies, Inc.	61,343	4,197,088
†PTC, Inc.	18,552	3,197,252
†Q2 Holdings, Inc.	76,063	7,118,736
†Rapid7, Inc.	64,738	1,497,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Rubrik, Inc. Class A	29,963	$2,684,385
†SPS Commerce, Inc.	22,122	3,010,583
†Varonis Systems, Inc.	136,229	6,913,622
†Workiva, Inc.	36,340	2,487,473
		51,463,410
Specialty Retail–1.46%
Dick's Sporting Goods, Inc.	47,821	9,459,472
		9,459,472
Textiles, Apparel & Luxury Goods–0.46%
Steven Madden Ltd.	124,423	2,983,664
		2,983,664
Trading Companies & Distributors–2.90%
Applied Industrial Technologies, Inc.	20,833	4,842,631
Boise Cascade Co.	53,858	4,675,952
FTAI Aviation Ltd.	12,184	1,401,647
WESCO International, Inc.	42,762	7,919,522
		18,839,752
Total Common Stock (Cost $430,773,524)		633,394,188

MONEY MARKET FUND–2.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	15,956,696	15,956,696
Total Money Market Fund (Cost $15,956,696)		15,956,696

TOTAL INVESTMENTS–99.98% (Cost $446,730,220)	649,350,884
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	101,729
NET ASSETS APPLICABLE TO 24,367,210 SHARES OUTSTANDING–100.00%	$649,452,613
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SMID CAP CORE FUND STANDARD CLASS ($425,027,509 / 15,350,592 Shares)	$27.688
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SMID CAP CORE FUND SERVICE CLASS ($224,425,104 / 9,016,618 Shares)	$24.890
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$401,407,058
Distributable earnings/(accumulated loss)	248,045,555
TOTAL NET ASSETS	$649,452,613

LVIP Macquarie SMID Cap Core Fund-3

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $5,546 expense reimbursement receivable from Lincoln Financial Investments Corporation, $291,403 payable for fund shares redeemed, $10,103 other accrued expenses payable, $460,229 due to manager and affiliates, $14,639 payable for audit fee and $18,232 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-4

LVIP Macquarie SMID Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$4,578,101
EXPENSES:
Management fees	2,330,201
Distribution fees-Service Class	323,736
Shareholder servicing fees	91,401
Accounting and administration expenses	60,887
Professional fees	25,798
Reports and statements to shareholders	12,966
Trustees’ fees and expenses	9,609
Consulting fees	4,319
Custodian fees	2,426
Pricing fees	526
Other	11,174
2,873,043
Less:
Expenses reimbursed	(27,903)
Total operating expenses	2,845,140
NET INVESTMENT INCOME	1,732,961
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	31,494,362
Net change in unrealized appreciation (depreciation) of investments	(36,441,065)
NET REALIZED AND UNREALIZED LOSS	(4,946,703)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,213,742)
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie SMID Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,732,961	$2,983,098
Net realized gain	31,494,362	15,642,125
Net change in unrealized appreciation (depreciation)	(36,441,065)	68,966,349
Net increase (decrease) in net assets resulting from operations	(3,213,742)	87,591,572
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(22,474,891)
Service Class	—	(11,953,924)
	—	(34,428,815)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,509,255	35,511,118
Service Class	21,186,082	24,282,079
Reinvestment of dividends and distributions:
Standard Class	—	22,474,891
Service Class	—	11,953,924
	42,695,337	94,222,012
Cost of shares redeemed:
Standard Class	(29,640,330)	(70,397,677)
Service Class	(17,042,074)	(39,047,651)
	(46,682,404)	(109,445,328)
Decrease in net assets derived from capital share transactions	(3,987,067)	(15,223,316)
NET INCREASE (DECREASE) IN NET ASSETS	(7,200,809)	37,939,441
NET ASSETS:
Beginning of period	656,653,422	618,713,981
End of period	$649,452,613	$656,653,422
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-5

LVIP Macquarie SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie SMID Cap Core Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$27.813	$25.561	$23.395	$28.114	$24.740	$23.090
Income (loss) from investment operations:
Net investment income[3]	0.087	0.153	0.180	0.167	0.052	0.210
Net realized and unrealized gain (loss)	(0.212)	3.572	3.529	(4.065)	5.604	2.040
Total from investment operations	(0.125)	3.725	3.709	(3.898)	5.656	2.250
Less dividends and distributions from:
Net investment income	—	(0.165)	(0.273)	(0.111)	(0.273)	(0.110)
Net realized gain	—	(1.308)	(1.270)	(0.710)	(2.008)	(0.490)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(1.473)	(1.543)	(0.821)	(2.282)	(0.600)
Net asset value, end of period	$27.688	$27.813	$25.561	$23.395	$28.114	$24.740
Total return[4]	(0.45% )	14.73%	16.45%	(13.73% )	23.18%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$425,028	$435,084	$411,197	$373,770	$467,478	$413,756
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.81%	0.81%	0.80%	0.82%
Ratio of net investment income to average net assets	0.65%	0.57%	0.74%	0.68%	0.19%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.56%	0.73%	0.67%	0.19%	1.02%
Portfolio turnover	13%	11%	17%	19%	17%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-6

LVIP Macquarie SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie SMID Cap Core Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$25.039	$23.148	$21.331	$25.715	$22.750	$21.280
Income (loss) from investment operations:
Net investment income (loss)[3]	0.042	0.065	0.097	0.085	(0.031)	0.140
Net realized and unrealized gain (loss)	(0.191)	3.225	3.198	(3.718)	5.154	1.870
Total from investment operations	(0.149)	3.290	3.295	(3.633)	5.123	2.010
Less dividends and distributions from:
Net investment income	—	(0.091)	(0.208)	(0.041)	(0.148)	(0.050)
Net realized gain	—	(1.308)	(1.270)	(0.710)	(2.009)	(0.490)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(1.399)	(1.478)	(0.751)	(2.158)	(0.540)
Net asset value, end of period	$24.890	$25.039	$23.148	$21.331	$25.715	$22.750
Total return[4]	(0.60% )	14.38%	16.10%	(13.99% )	22.83%	10.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,425	$221,569	$207,517	$187,903	$244,643	$230,731
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.11%	1.11%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets	0.35%	0.27%	0.44%	0.38%	(0.13% )	0.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.34%	0.26%	0.43%	0.37%	(0.13% )	0.72%
Portfolio turnover	13%	11%	17%	19%	17%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-7

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie SMID Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Macquarie SMID Cap Core Fund-8

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.80% of the Fund’s average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$59,838	$43,886	$45,252	$148,976
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$27,036
Legal	4,121
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,786 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Macquarie SMID Cap Core Fund-9

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$5,546
Management fees payable to LFI	389,277
Distribution fees payable to LFD	54,558
Printing and mailing fees payable to Lincoln Life	1,118
Shareholder servicing fees payable to Lincoln Life	15,276
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$80,142,900
Sales	80,061,780
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$446,730,220
Aggregate unrealized appreciation of investments	$229,714,642
Aggregate unrealized depreciation of investments	(27,093,978)
Net unrealized appreciation of investments	$202,620,664
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Macquarie SMID Cap Core Fund-10

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$101,018	$—	$—	$101,018
Automobile Components	3,872,163	—	—	3,872,163
Banks	66,226,481	—	—	66,226,481
Biotechnology	38,704,797	—	—	38,704,797
Building Products	11,841,731	—	—	11,841,731
Capital Markets	11,617,867	—	—	11,617,867
Chemicals	9,912,400	—	—	9,912,400
Commercial Services & Supplies	21,026,433	—	—	21,026,433
Construction & Engineering	17,667,772	—	—	17,667,772
Consumer Staples Distribution & Retail	21,306,808	—	—	21,306,808
Electrical Equipment	5,316,891	—	—	5,316,891
Electronic Equipment, Instruments & Components	8,488,153	—	—	8,488,153
Energy Equipment & Services	5,791,086	—	—	5,791,086
Entertainment	5,222,425	—	—	5,222,425
Financial Services	5,395,314	—	—	5,395,314
Food Products	3,460,933	—	—	3,460,933
Gas Utilities	6,330,642	—	—	6,330,642
Ground Transportation	9,320,731	—	—	9,320,731
Health Care Equipment & Supplies	15,962,864	—	— *	15,962,864
Health Care Providers & Services	7,143,811	—	—	7,143,811
Health Care REITs	4,924,092	—	—	4,924,092
Hotels, Restaurants & Leisure	23,607,475	—	—	23,607,475
Household Durables	12,391,620	—	—	12,391,620
Industrial REITs	10,196,950	—	—	10,196,950
Insurance	29,452,056	—	—	29,452,056
Interactive Media & Services	3,094,204	—	—	3,094,204
IT Services	2,804,618	—	—	2,804,618
Leisure Products	6,151,734	—	—	6,151,734
Life Sciences Tools & Services	7,923,762	—	—	7,923,762
Machinery	34,558,916	—	—	34,558,916
Marine Transportation	8,149,756	—	—	8,149,756
Media	7,127,708	—	—	7,127,708
Metals & Mining	16,539,591	—	—	16,539,591
Multi-Utilities	5,179,601	—	—	5,179,601
Oil, Gas & Consumable Fuels	18,363,270	—	—	18,363,270
Pharmaceuticals	12,931,078	—	—	12,931,078
Professional Services	22,598,436	—	—	22,598,436
Real Estate Management & Development	5,074,419	—	—	5,074,419
Residential REITs	7,318,427	—	—	7,318,427
Retail REITs	11,923,450	—	—	11,923,450
Semiconductors & Semiconductor Equipment	25,626,407	—	—	25,626,407
Software	51,463,410	—	—	51,463,410
Specialty Retail	9,459,472	—	—	9,459,472
Textiles, Apparel & Luxury Goods	2,983,664	—	—	2,983,664
Trading Companies & Distributors	18,839,752	—	—	18,839,752
Money Market Fund	15,956,696	—	—	15,956,696
Total Investments	$649,350,884	$—	$—	$649,350,884

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
LVIP Macquarie SMID Cap Core Fund-11

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	801,125	1,318,371
Service Class	868,056	981,587
Shares reinvested:
Standard Class	—	825,707
Service Class	—	488,897
	1,669,181	3,614,562
Shares redeemed:
Standard Class	(1,093,842)	(2,587,766)
Service Class	(700,232)	(1,586,615)
	(1,794,074)	(4,174,381)
Net decrease	(124,893)	(559,819)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie SMID Cap Core Fund-12

LVIP Macquarie Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie Social Awareness Fund

LVIP Macquarie Social Awareness Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.93%
Automobile Components–0.26%
BorgWarner, Inc.	62,665	$2,098,024
		2,098,024
Automobiles–0.75%
†Tesla, Inc.	19,274	6,122,579
		6,122,579
Banks–5.93%
East West Bancorp, Inc.	88,354	8,921,987
JPMorgan Chase & Co.	72,325	20,967,741
Synovus Financial Corp.	56,867	2,942,867
U.S. Bancorp	214,082	9,687,211
Webster Financial Corp.	105,589	5,765,159
		48,284,965
Beverages–0.79%
PepsiCo, Inc.	48,871	6,452,927
		6,452,927
Biotechnology–2.65%
†Insmed, Inc.	53,027	5,336,637
†Natera, Inc.	27,170	4,590,100
†Neurocrine Biosciences, Inc.	33,442	4,203,325
†Vertex Pharmaceuticals, Inc.	16,807	7,482,476
		21,612,538
Broadline Retail–4.02%
†Amazon.com, Inc.	149,395	32,775,769
		32,775,769
Building Products–1.77%
Carlisle Cos., Inc.	11,592	4,328,453
Trane Technologies PLC	23,052	10,083,175
		14,411,628
Capital Markets–2.74%
Blackrock, Inc.	8,321	8,730,809
Intercontinental Exchange, Inc.	45,641	8,373,754
Raymond James Financial, Inc.	33,935	5,204,611
		22,309,174
Chemicals–2.08%
Corteva, Inc.	72,593	5,410,356
DuPont de Nemours, Inc.	61,455	4,215,199
Linde PLC	15,661	7,347,828
		16,973,383
Commercial Services & Supplies–0.53%
Waste Management, Inc.	18,864	4,316,460
		4,316,460
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.94%
Cisco Systems, Inc.	110,745	$7,683,488
		7,683,488
Construction & Engineering–1.75%
Quanta Services, Inc.	37,763	14,277,435
		14,277,435
Consumer Staples Distribution & Retail–1.00%
Casey's General Stores, Inc.	16,028	8,178,608
		8,178,608
Diversified Telecommunication Services–0.62%
AT&T, Inc.	173,498	5,021,032
		5,021,032
Electrical Equipment–1.73%
AMETEK, Inc.	20,142	3,644,896
Eaton Corp. PLC	17,711	6,322,650
Emerson Electric Co.	30,654	4,087,098
		14,054,644
Entertainment–2.52%
†Netflix, Inc.	10,090	13,511,822
Walt Disney Co.	56,780	7,041,288
		20,553,110
Financial Services–2.50%
Visa, Inc. Class A	57,333	20,356,082
		20,356,082
Ground Transportation–1.21%
CSX Corp.	193,254	6,305,878
Knight-Swift Transportation Holdings, Inc.	79,500	3,516,285
		9,822,163
Health Care Equipment & Supplies–2.60%
Abbott Laboratories	63,449	8,629,699
†Boston Scientific Corp.	38,676	4,154,189
†Edwards Lifesciences Corp.	52,134	4,077,400
†Lantheus Holdings, Inc.	53,087	4,345,702
		21,206,990
Health Care Providers & Services–1.07%
Cigna Group	26,343	8,708,469
		8,708,469
Health Care Technology–0.35%
†Veeva Systems, Inc. Class A	9,808	2,824,508
		2,824,508
Hotels, Restaurants & Leisure–1.84%
Aramark	99,409	4,162,255
LVIP Macquarie Social Awareness Fund-1

LVIP Macquarie Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	54,498	$4,993,651
Texas Roadhouse, Inc.	31,197	5,846,630
		15,002,536
Household Durables–0.48%
Toll Brothers, Inc.	34,254	3,909,409
		3,909,409
Industrial REITs–0.46%
First Industrial Realty Trust, Inc.	78,078	3,757,894
		3,757,894
Insurance–2.72%
Axis Capital Holdings Ltd.	87,324	9,065,978
Kemper Corp.	86,506	5,583,097
Reinsurance Group of America, Inc.	37,996	7,536,887
		22,185,962
Interactive Media & Services–7.02%
Alphabet, Inc. Class A	172,147	30,337,466
Meta Platforms, Inc. Class A	36,293	26,787,500
		57,124,966
IT Services–1.25%
Accenture PLC Class A	24,042	7,185,913
†Snowflake, Inc. Class A	13,250	2,964,953
		10,150,866
Leisure Products–0.33%
†YETI Holdings, Inc.	83,989	2,647,333
		2,647,333
Life Sciences Tools & Services–1.14%
†Repligen Corp.	26,183	3,256,642
Thermo Fisher Scientific, Inc.	14,922	6,050,274
		9,306,916
Machinery–2.64%
Caterpillar, Inc.	16,888	6,556,091
Lincoln Electric Holdings, Inc.	21,747	4,508,588
Parker-Hannifin Corp.	14,909	10,413,489
		21,478,168
Media–0.62%
Comcast Corp. Class A	142,192	5,074,832
		5,074,832
Oil, Gas & Consumable Fuels–3.26%
ConocoPhillips	68,526	6,149,523
Diamondback Energy, Inc.	50,308	6,912,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.	68,226	$7,978,348
Permian Resources Corp.	401,933	5,474,328
		26,514,518
Passenger Airlines–0.44%
Delta Air Lines, Inc.	73,269	3,603,369
		3,603,369
Pharmaceuticals–2.45%
Eli Lilly & Co.	16,936	13,202,120
Merck & Co., Inc.	84,880	6,719,101
		19,921,221
Real Estate Management & Development–0.47%
†Jones Lang LaSalle, Inc.	14,851	3,798,589
		3,798,589
Semiconductors & Semiconductor Equipment–11.60%
Broadcom, Inc.	98,272	27,088,677
NVIDIA Corp.	357,718	56,515,867
†ON Semiconductor Corp.	72,170	3,782,429
Texas Instruments, Inc.	34,034	7,066,139
		94,453,112
Software–15.01%
†Adobe, Inc.	8,604	3,328,716
†Crowdstrike Holdings, Inc. Class A	18,137	9,237,356
Intuit, Inc.	8,118	6,393,980
Microsoft Corp.	113,612	56,511,745
Oracle Corp.	35,481	7,757,211
†Palo Alto Networks, Inc.	29,524	6,041,791
†PTC, Inc.	20,082	3,460,932
Roper Technologies, Inc.	13,378	7,583,186
Salesforce, Inc.	26,973	7,355,267
†ServiceNow, Inc.	9,405	9,669,092
†Tyler Technologies, Inc.	8,225	4,876,109
		122,215,385
Specialized REITs–0.62%
American Tower Corp.	22,783	5,035,499
		5,035,499
Specialty Retail–2.94%
Dick's Sporting Goods, Inc.	23,773	4,702,537
Home Depot, Inc.	31,237	11,452,734
Tractor Supply Co.	147,798	7,799,300
		23,954,571
Technology Hardware, Storage & Peripherals–4.68%
Apple, Inc.	185,692	38,098,428
		38,098,428
LVIP Macquarie Social Awareness Fund-2

LVIP Macquarie Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.42%
NIKE, Inc. Class B	48,561	$3,449,773
		3,449,773
Trading Companies & Distributors–0.26%
FTAI Aviation Ltd.	18,295	2,104,657
		2,104,657
Water Utilities–0.47%
American Water Works Co., Inc.	27,498	3,825,247
		3,825,247
Total Common Stock (Cost $288,519,056)		805,657,227

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.10%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	8,955,057	$8,955,057
Total Money Market Fund (Cost $8,955,057)		8,955,057

TOTAL INVESTMENTS–100.03% (Cost $297,474,113)	814,612,284
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(264,345)
NET ASSETS APPLICABLE TO 14,472,872 SHARES OUTSTANDING–100.00%	$814,347,939
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SOCIAL AWARENESS FUND STANDARD CLASS ($688,184,713 / 12,207,071 Shares)	$56.376
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SOCIAL AWARENESS FUND SERVICE CLASS ($126,163,226 / 2,265,801 Shares)	$55.682
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$184,611,761
Distributable earnings/(accumulated loss)	629,736,178
TOTAL NET ASSETS	$814,347,939

†Non-income producing.

★Includes $378,442 payable for fund shares redeemed, $14,384 other accrued expenses payable, $296,088 due to manager and affiliates,
$14,033 payable for audit fee and $21,661 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-3

LVIP Macquarie Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$4,700,910
EXPENSES:
Management fees	1,432,331
Distribution fees-Service Class	208,246
Shareholder servicing fees	111,615
Accounting and administration expenses	72,419
Professional fees	26,730
Trustees’ fees and expenses	11,796
Reports and statements to shareholders	11,740
Consulting fees	3,957
Custodian fees	3,018
Pricing fees	431
Other	13,567
Total operating expenses	1,895,850
NET INVESTMENT INCOME	2,805,060
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	48,640,918
Net change in unrealized appreciation (depreciation) of investments	(7,696,971)
NET REALIZED AND UNREALIZED GAIN	40,943,947
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,749,007
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,805,060	$5,910,867
Net realized gain	48,640,918	63,182,689
Net change in unrealized appreciation (depreciation)	(7,696,971)	85,112,593
Net increase in net assets resulting from operations	43,749,007	154,206,149
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(27,718,152)
Service Class	—	(4,690,014)
	—	(32,408,166)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,853,225	14,650,642
Service Class	3,561,874	7,879,337
Reinvestment of dividends and distributions:
Standard Class	—	27,718,152
Service Class	—	4,690,014
	8,415,099	54,938,145
Cost of shares redeemed:
Standard Class	(46,118,818)	(104,984,663)
Service Class	(9,380,717)	(25,543,074)
	(55,499,535)	(130,527,737)
Decrease in net assets derived from capital share transactions	(47,084,436)	(75,589,592)
NET INCREASE (DECREASE) IN NET ASSETS	(3,335,429)	46,208,391
NET ASSETS:
Beginning of period	817,683,368	771,474,977
End of period	$814,347,939	$817,683,368
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-4

LVIP Macquarie Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Social Awareness Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$53.259	$45.827	$38.311	$54.896	$45.599	$41.154
Income (loss) from investment operations:
Net investment income[2]	0.203	0.398	0.419	0.476	0.418	0.480
Net realized and unrealized gain (loss)	2.914	9.173	10.816	(11.429)	11.535	7.230
Total from investment operations	3.117	9.571	11.235	(10.953)	11.953	7.710
Less dividends and distributions from:
Net investment income	—	(0.430)	(0.429)	(0.480)	(0.433)	(0.533)
Net realized gain	—	(1.709)	(3.290)	(5.152)	(2.223)	(2.732)
Total dividends and distributions	—	(2.139)	(3.719)	(5.632)	(2.656)	(3.265)
Net asset value, end of period	$56.376	$53.259	$45.827	$38.311	$54.896	$45.599
Total return[3]	5.85%	21.07%	30.17%	(19.71% )	26.43%	19.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$688,185	$692,356	$651,939	$555,475	$760,315	$672,678
Ratio of expenses to average net assets	0.44%	0.43%	0.45%	0.44%	0.43%	0.45%
Ratio of net investment income to average net assets	0.78%	0.78%	0.97%	1.05%	0.81%	1.19%
Portfolio turnover	9%	5%	6%	12%	12%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-5

LVIP Macquarie Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Social Awareness Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$52.695	$45.365	$37.973	$54.473	$45.280	$40.909
Income (loss) from investment operations:
Net investment income[2]	0.111	0.217	0.266	0.314	0.235	0.336
Net realized and unrealized gain (loss)	2.876	9.067	10.699	(11.330)	11.436	7.159
Total from investment operations	2.987	9.284	10.965	(11.016)	11.671	7.495
Less dividends and distributions from:
Net investment income	—	(0.245)	(0.283)	(0.332)	(0.255)	(0.392)
Net realized gain	—	(1.709)	(3.290)	(5.152)	(2.223)	(2.732)
Total dividends and distributions	—	(1.954)	(3.573)	(5.484)	(2.478)	(3.124)
Net asset value, end of period	$55.682	$52.695	$45.365	$37.973	$54.473	$45.280
Total return[3]	5.67%	20.65%	29.72%	(19.99% )	25.99%	19.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,163	$125,327	$119,535	$99,831	$133,121	$108,828
Ratio of expenses to average net assets	0.79%	0.78%	0.80%	0.79%	0.78%	0.80%
Ratio of net investment income to average net assets	0.43%	0.43%	0.62%	0.70%	0.46%	0.84%
Portfolio turnover	9%	5%	6%	12%	12%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-6

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from
LVIP Macquarie Social Awareness Fund-7

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$33,017
Legal	5,032
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,825 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$241,143
Distribution fees payable to LFD	35,293
Printing and mailing fees payable to Lincoln Life	791
Shareholder servicing fees payable to Lincoln Life	18,861
LVIP Macquarie Social Awareness Fund-8

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$72,794,270
Sales	121,218,414
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$297,474,113
Aggregate unrealized appreciation of investments	$520,643,204
Aggregate unrealized depreciation of investments	(3,505,033)
Net unrealized appreciation of investments	$517,138,171
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie Social Awareness Fund-9

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$805,657,227	$—	$—	$805,657,227
Money Market Fund	8,955,057	—	—	8,955,057
Total Investments	$814,612,284	$—	$—	$814,612,284
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	94,427	292,302
Service Class	69,450	157,697
Shares reinvested:
Standard Class	—	537,409
Service Class	—	92,359
	163,877	1,079,767
Shares redeemed:
Standard Class	(887,084)	(2,056,009)
Service Class	(182,002)	(506,678)
	(1,069,086)	(2,562,687)
Net decrease	(905,209)	(1,482,920)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. Investing exclusively in socially responsible companies is a type of environmental, social and governance (“ESG”) investing. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Macquarie Social Awareness Fund-10

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Social Awareness Fund-11

LVIP Macquarie U.S. Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie U.S. Growth Fund

LVIP Macquarie U.S. Growth Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.49%
Automobiles–2.71%
†Tesla, Inc.	40,881	$12,986,258
		12,986,258
Banks–2.16%
Citigroup, Inc.	20,177	1,717,466
Popular, Inc.	78,464	8,647,518
		10,364,984
Biotechnology–2.82%
AbbVie, Inc.	3,954	733,942
†Exelixis, Inc.	113,230	4,990,612
Gilead Sciences, Inc.	54,206	6,009,819
†Incyte Corp.	26,073	1,775,571
		13,509,944
Broadline Retail–4.36%
†Amazon.com, Inc.	95,107	20,865,525
		20,865,525
Building Products–0.29%
Trane Technologies PLC	3,208	1,403,211
		1,403,211
Capital Markets–0.92%
Morgan Stanley	14,000	1,972,040
MSCI, Inc.	4,213	2,429,806
		4,401,846
Communications Equipment–1.36%
†Arista Networks, Inc.	63,768	6,524,104
		6,524,104
Construction & Engineering–1.54%
Comfort Systems USA, Inc.	5,751	3,083,744
EMCOR Group, Inc.	8,025	4,292,492
		7,376,236
Consumer Staples Distribution & Retail–3.10%
Costco Wholesale Corp.	14,985	14,834,251
		14,834,251
Diversified Consumer Services–0.91%
†Grand Canyon Education, Inc.	23,085	4,363,065
		4,363,065
Electrical Equipment–0.58%
GE Vernova, Inc.	2,789	1,475,799
Vertiv Holdings Co. Class A	10,332	1,326,732
		2,802,531
Electronic Equipment, Instruments & Components–1.77%
Amphenol Corp. Class A	85,929	8,485,489
		8,485,489
Entertainment–3.08%
†Netflix, Inc.	8,253	11,051,840
†Roku, Inc.	11,178	982,434
†Spotify Technology SA	3,554	2,727,126
		14,761,400
Financial Services–2.14%
Mastercard, Inc. Class A	6,041	3,394,679
†Toast, Inc. Class A	59,685	2,643,449
Visa, Inc. Class A	11,920	4,232,196
		10,270,324
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.91%
†Lyft, Inc. Class A	85,718	$1,350,916
†Uber Technologies, Inc.	32,310	3,014,523
		4,365,439
Health Care Providers & Services–3.49%
Cardinal Health, Inc.	38,949	6,543,432
McKesson Corp.	13,856	10,153,400
		16,696,832
Health Care Technology–0.62%
†Doximity, Inc. Class A	18,638	1,143,255
†Veeva Systems, Inc. Class A	6,401	1,843,360
		2,986,615
Hotels, Restaurants & Leisure–4.91%
Booking Holdings, Inc.	2,499	14,467,311
†DoorDash, Inc. Class A	36,764	9,062,693
		23,530,004
Interactive Media & Services–11.48%
Alphabet, Inc. Class A	176,741	31,243,737
Meta Platforms, Inc. Class A	31,872	23,524,405
†Pinterest, Inc. Class A	5,654	202,752
		54,970,894
IT Services–0.67%
†Snowflake, Inc. Class A	5,088	1,138,542
†Twilio, Inc. Class A	16,568	2,060,396
		3,198,938
Pharmaceuticals–2.42%
Eli Lilly & Co.	14,857	11,581,477
		11,581,477
Semiconductors & Semiconductor Equipment–17.93%
Applied Materials, Inc.	11,764	2,153,635
Broadcom, Inc.	80,069	22,071,020
KLA Corp.	3,159	2,829,643
Lam Research Corp.	77,855	7,578,406
Monolithic Power Systems, Inc.	4,396	3,215,146
NVIDIA Corp.	261,275	41,278,837
QUALCOMM, Inc.	42,407	6,753,739
		85,880,426
Software–19.48%
†Adobe, Inc.	8,099	3,133,341
†AppLovin Corp. Class A	11,231	3,931,748
†Fair Isaac Corp.	679	1,241,185
†HubSpot, Inc.	1,034	575,555
Intuit, Inc.	8,728	6,874,435
†Manhattan Associates, Inc.	19,161	3,783,723
Microsoft Corp.	86,460	43,006,069
Oracle Corp.	11,959	2,614,596
†Palantir Technologies, Inc. Class A	72,957	9,945,498
Salesforce, Inc.	25,869	7,054,218
†ServiceNow, Inc.	9,822	10,097,802
†Workday, Inc. Class A	4,305	1,033,200
		93,291,370
Specialty Retail–0.27%
†Carvana Co.	3,821	1,287,524
		1,287,524
LVIP Macquarie U.S. Growth Fund-1

LVIP Macquarie U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–7.99%
Apple, Inc.	170,753	$35,033,393
NetApp, Inc.	30,583	3,258,619
		38,292,012
Textiles, Apparel & Luxury Goods–0.58%
†Deckers Outdoor Corp.	26,841	2,766,502
		2,766,502
Total Common Stock (Cost $248,020,636)		471,797,201

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.33%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	6,352,311	$6,352,311
Total Money Market Fund (Cost $6,352,311)		6,352,311

TOTAL INVESTMENTS–99.82% (Cost $254,372,947)	478,149,512
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	860,801
NET ASSETS APPLICABLE TO 37,581,205 SHARES OUTSTANDING–100.00%	$479,010,313
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. GROWTH FUND STANDARD CLASS ($106,433,822 / 7,652,581 Shares)	$13.908
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. GROWTH FUND SERVICE CLASS ($372,576,491 / 29,928,624 Shares)	$12.449
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$181,329,366
Distributable earnings/(accumulated loss)	297,680,947
TOTAL NET ASSETS	$479,010,313

†Non-income producing.

★Includes $1,517,648 payable for fund shares redeemed, $5,823 other accrued expenses payable, $350,044 due to manager and affiliates,
$13,315 payable for audit fee and $15,788 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-2

LVIP Macquarie U.S. Growth Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$1,283,253
Foreign taxes withheld	(3,727)
1,279,526
EXPENSES:
Management fees	1,422,618
Distribution fees-Service Class	513,899
Shareholder servicing fees	63,471
Accounting and administration expenses	44,256
Professional fees	22,188
Reports and statements to shareholders	10,567
Trustees’ fees and expenses	6,549
Consulting fees	2,929
Custodian fees	1,723
Pricing fees	252
Other	7,396
Total operating expenses	2,095,848
NET INVESTMENT LOSS	(816,322)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	20,523,398
Net change in unrealized appreciation (depreciation) of investments	10,622,800
NET REALIZED AND UNREALIZED GAIN	31,146,198
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,329,876
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie U.S. Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(816,322)	$(1,941,356)
Net realized gain	20,523,398	79,846,745
Net change in unrealized appreciation (depreciation)	10,622,800	61,505,875
Net increase in net assets resulting from operations	30,329,876	139,411,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,633,821)
Service Class	—	(31,100,625)
	—	(38,734,446)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,792,403	47,592,100
Service Class	30,165,529	30,481,385
Reinvestment of dividends and distributions:
Standard Class	—	7,633,821
Service Class	—	31,100,625
	39,957,932	116,807,931
Cost of shares redeemed:
Standard Class	(8,531,536)	(157,207,052)
Service Class	(38,671,902)	(99,253,127)
	(47,203,438)	(256,460,179)
Decrease in net assets derived from capital share transactions	(7,245,506)	(139,652,248)
NET INCREASE (DECREASE) IN NET ASSETS	23,084,370	(38,975,430)
NET ASSETS:
Beginning of period	455,925,943	494,901,373
End of period	$479,010,313	$455,925,943
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-3

LVIP Macquarie U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. Growth Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$13.056	$10.564	$7.121	$12.491	$13.770	$10.150
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.009)	(0.023)	0.014	0.011	(0.028)	(0.030)
Net realized and unrealized gain (loss)	0.861	3.577	3.429	(3.464)	2.193	4.220
Total from investment operations	0.852	3.554	3.443	(3.453)	2.165	4.190
Less dividends and distributions from:
Net realized gain	—	(1.062)	—	(1.917)	(3.443)	(0.570)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(1.062)	—	(1.917)	(3.444)	(0.570)
Net asset value, end of period	$13.908	$13.056	$10.564	$7.121	$12.491	$13.770
Total return[4]	6.52%	34.07%	48.35%	(27.66% )	18.10%	44.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,434	$98,161	$168,808	$56,620	$74,978	$68,745
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.73%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets	(0.14% )	(0.19% )	0.16%	0.12%	(0.23% )	(0.23% )
Portfolio turnover	21%	42%	41%	33%	91%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-4

LVIP Macquarie U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. Growth Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$11.703	$9.584	$6.480	$11.638	$13.080	$9.700
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	(0.054)	(0.012)	(0.015)	(0.062)	(0.060)
Net realized and unrealized gain (loss)	0.771	3.235	3.116	(3.226)	2.064	4.010
Total from investment operations	0.746	3.181	3.104	(3.241)	2.002	3.950
Less dividends and distributions from:
Net realized gain	—	(1.062)	—	(1.917)	(3.443)	(0.570)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(1.062)	—	(1.917)	(3.444)	(0.570)
Net asset value, end of period	$12.449	$11.703	$9.584	$6.480	$11.638	$13.080
Total return[4]	6.36%	33.66%	47.90%	(27.88% )	17.74%	43.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$372,576	$357,765	$326,094	$262,696	$376,868	$371,268
Ratio of expenses to average net assets	1.02%	1.02%	1.02%	1.03%	1.02%	1.03%
Ratio of net investment loss to average net assets	(0.44% )	(0.49% )	(0.14% )	(0.18% )	(0.53% )	(0.53% )
Portfolio turnover	21%	42%	41%	33%	91%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-5

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie U.S. Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Macquarie U.S. Growth Fund-6

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2025, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$18,609
Legal	2,836
LVIP Macquarie U.S. Growth Fund-7

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,197 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$249,085
Distribution fees payable to LFD	89,529
Printing and mailing fees payable to Lincoln Life	317
Shareholder servicing fees payable to Lincoln Life	11,113
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$91,981,846
Sales	106,884,537
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$254,372,947
Aggregate unrealized appreciation of investments	$224,177,450
Aggregate unrealized depreciation of investments	(400,885)
Net unrealized appreciation of investments	$223,776,565
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP Macquarie U.S. Growth Fund-8

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$471,797,201	$—	$—	$471,797,201
Money Market Fund	6,352,311	—	—	6,352,311
Total Investments	$478,149,512	$—	$—	$478,149,512
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	786,815	4,109,064
Service Class	2,704,327	2,733,690
Shares reinvested:
Standard Class	—	597,356
Service Class	—	2,708,276
	3,491,142	10,148,386
Shares redeemed:
Standard Class	(652,996)	(13,166,648)
Service Class	(3,346,194)	(8,895,781)
	(3,999,190)	(22,062,429)
Net decrease	(508,048)	(11,914,043)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate
LVIP Macquarie U.S. Growth Fund-9

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie U.S. Growth Fund-10

LVIP Macquarie U.S. REIT Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie U.S. REIT Fund

LVIP Macquarie U.S. REIT Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.04%
Real Estate Oper/Develop–0.26%
Alexander & Baldwin, Inc.	49,634	$884,974
		884,974
REIT Apartments–15.12%
American Homes 4 Rent Class A	128,845	4,647,439
AvalonBay Communities, Inc.	52,265	10,635,927
Camden Property Trust	56,437	6,359,886
Equity Residential	125,151	8,446,441
Essex Property Trust, Inc.	27,944	7,919,330
Invitation Homes, Inc.	245,152	8,040,986
Mid-America Apartment Communities, Inc.	38,947	5,764,545
NexPoint Residential Trust, Inc.	15,368	512,062
		52,326,616
REIT Diversified–21.73%
Broadstone Net Lease, Inc.	60,537	971,619
Digital Realty Trust, Inc.	79,226	13,811,469
EPR Properties	33,910	1,975,597
Equinix, Inc.	31,822	25,313,446
Gaming & Leisure Properties, Inc.	165,667	7,733,336
Gladstone Commercial Corp.	116,892	1,675,062
InvenTrust Properties Corp.	7,012	192,129
Lamar Advertising Co. Class A	35,876	4,353,911
Outfront Media, Inc.	158,668	2,589,462
VICI Properties, Inc.	509,754	16,617,980
		75,234,011
REIT Health Care–14.12%
Alexandria Real Estate Equities, Inc.	69,228	5,028,030
CareTrust REIT, Inc.	138,745	4,245,597
Healthpeak Properties, Inc.	67,986	1,190,435
Medical Properties Trust, Inc.	137,928	594,470
National Health Investors, Inc.	24,549	1,721,376
Ventas, Inc.	126,090	7,962,583
Welltower, Inc.	183,055	28,141,045
		48,883,536
REIT Hotels–5.63%
Apple Hospitality REIT, Inc.	247,028	2,882,817
Chatham Lodging Trust	171,808	1,197,502
Host Hotels & Resorts, Inc.	333,825	5,127,552
Park Hotels & Resorts, Inc.	145,885	1,492,404
RLJ Lodging Trust	62,094	452,044
Ryman Hospitality Properties, Inc.	60,717	5,990,946
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Hotels (continued)
Sunstone Hotel Investors, Inc.	164,299	$1,426,115
Xenia Hotels & Resorts, Inc.	71,557	899,471
		19,468,851
REIT Manufactured Homes–2.10%
Equity LifeStyle Properties, Inc.	57,021	3,516,485
Sun Communities, Inc.	29,739	3,761,686
		7,278,171
REIT Office Property–2.88%
BXP, Inc.	29,490	1,989,690
COPT Defense Properties	10,155	280,075
Cousins Properties, Inc.	158,501	4,759,785
Orion Properties, Inc.	63,164	134,539
Piedmont Realty Trust, Inc. Class A	284,136	2,071,352
SL Green Realty Corp.	5,240	324,356
Vornado Realty Trust	10,883	416,166
		9,975,963
REIT Regional Malls–4.74%
Simon Property Group, Inc.	102,140	16,420,026
		16,420,026
REIT Shopping Centers–7.13%
Alexander's, Inc.	819	184,537
Brixmor Property Group, Inc.	322,403	8,395,374
Kimco Realty Corp.	329,485	6,925,775
Kite Realty Group Trust	93,967	2,128,353
Phillips Edison & Co., Inc.	23,026	806,601
Regency Centers Corp.	78,371	5,582,366
SITE Centers Corp.	41,743	472,113
Urban Edge Properties	9,796	182,793
		24,677,912
REIT Single Tenant–4.71%
Realty Income Corp.	283,181	16,314,057
		16,314,057
REIT Storage–10.54%
CubeSmart	104,199	4,428,458
Extra Space Storage, Inc.	56,701	8,359,996
Iron Mountain, Inc.	79,790	8,184,060
Public Storage	52,858	15,509,594
		36,482,108
REIT Warehouse/Industry–9.08%
Americold Realty Trust, Inc.	59,000	981,170
Innovative Industrial Properties, Inc.	20,071	1,108,321
Plymouth Industrial REIT, Inc.	77,319	1,241,743
Prologis, Inc.	229,768	24,153,212
LVIP Macquarie U.S. REIT Fund-1

LVIP Macquarie U.S. REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Rexford Industrial Realty, Inc.	86,134	$3,063,787
Terreno Realty Corp.	15,948	894,204
		31,442,437
Total Common Stock (Cost $274,454,755)		339,388,662

MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	5,136,018	5,136,018
Total Money Market Fund (Cost $5,136,018)		5,136,018

TOTAL INVESTMENTS–99.52% (Cost $279,590,773)	$344,524,680
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	1,661,539
NET ASSETS APPLICABLE TO 25,417,997 SHARES OUTSTANDING–100.00%	$346,186,219
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. REIT FUND STANDARD CLASS ($212,574,586 / 15,614,728 Shares)	$13.614
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. REIT FUND SERVICE CLASS ($133,611,633 / 9,803,269 Shares)	$13.629
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$308,063,980
Distributable earnings/(accumulated loss)	38,122,239
TOTAL NET ASSETS	$346,186,219

★Includes $4,632 expense reimbursement receivable from Lincoln Financial Investments Corporation, $118,443 payable for fund shares redeemed, $14,101 other accrued expenses payable, $256,830 due to manager and affiliates, $15,960 payable for audit fee and $12,977 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-2

LVIP Macquarie U.S. REIT Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$7,538,108
EXPENSES:
Management fees	1,312,122
Distribution fees-Service Class	205,463
Shareholder servicing fees	50,735
Accounting and administration expenses	38,570
Professional fees	24,107
Reports and statements to shareholders	10,972
Trustees’ fees and expenses	5,326
Consulting fees	3,062
Custodian fees	1,695
Pricing fees	272
Other	24,178
1,676,502
Less:
Expenses reimbursed	(18,958)
Total operating expenses	1,657,544
NET INVESTMENT INCOME	5,880,564
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,696,261
Net change in unrealized appreciation (depreciation) of investments	(11,363,224)
NET REALIZED AND UNREALIZED LOSS	(9,666,963)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,786,399)
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie U.S. REIT Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,880,564	$8,122,000
Net realized gain	1,696,261	5,450,536
Net change in unrealized appreciation (depreciation)	(11,363,224)	14,645,872
Net increase (decrease) in net assets resulting from operations	(3,786,399)	28,218,408
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,307,556)
Service Class	—	(3,039,251)
Return of capital:
Standard Class	—	(1,526,955)
Service Class	—	(1,030,950)
	—	(10,904,712)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,713,848	29,926,988
Service Class	5,016,667	13,210,677
Reinvestment of dividends and distributions:
Standard Class	—	6,834,511
Service Class	—	4,070,201
	21,730,515	54,042,377
Cost of shares redeemed:
Standard Class	(19,934,607)	(45,686,832)
Service Class	(13,245,473)	(33,522,710)
	(33,180,080)	(79,209,542)
Decrease in net assets derived from capital share transactions	(11,449,565)	(25,167,165)
NET DECREASE IN NET ASSETS	(15,235,964)	(7,853,469)
NET ASSETS:
Beginning of period	361,422,183	369,275,652
End of period	$346,186,219	$361,422,183
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-3

LVIP Macquarie U.S. REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. REIT Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$13.747	$13.166	$12.081	$16.787	$12.090	$14.690
Income (loss) from investment operations:
Net investment income[3]	0.235	0.319	0.355	0.288	0.140	0.230
Net realized and unrealized gain (loss)	(0.368)	0.708	1.166	(4.542)	4.994	(1.920)
Total from investment operations	(0.133)	1.027	1.521	(4.254)	5.134	(1.690)
Less dividends and distributions from:
Net investment income	—	(0.351)	(0.366)	(0.313)	(0.436)	(0.250)
Net realized gain	—	—	—	—	—	(0.660)
Return of capital	—	(0.095)	(0.070)	(0.139)	(0.001)	—
Total dividends and distributions	—	(0.446)	(0.436)	(0.452)	(0.437)	(0.910)
Net asset value, end of period	$13.614	$13.747	$13.166	$12.081	$16.787	$12.090
Total return[4]	(0.97% )	7.87%	12.58%	(25.30% )	43.07%	(10.41% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,574	$218,013	$216,340	$196,242	$274,086	$214,644
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.82%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.84%	0.84%	0.82%	0.84%
Ratio of net investment income to average net assets	3.48%	2.34%	2.86%	2.05%	0.98%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.47%	2.33%	2.85%	2.04%	0.98%	1.93%
Portfolio turnover	1%	15%	16%	16%	15%	127%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-4

LVIP Macquarie U.S. REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. REIT Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$13.783	$13.198	$12.111	$16.818	$12.080	$14.660
Income (loss) from investment operations:
Net investment income[3]	0.215	0.278	0.319	0.246	0.097	0.190
Net realized and unrealized gain (loss)	(0.369)	0.709	1.166	(4.545)	4.982	(1.900)
Total from investment operations	(0.154)	0.987	1.485	(4.299)	5.079	(1.710)
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.327)	(0.269)	(0.340)	(0.210)
Net realized gain	—	—	—	—	—	(0.660)
Return of capital	—	(0.095)	(0.071)	(0.139)	(0.001)	—
Total dividends and distributions	—	(0.402)	(0.398)	(0.408)	(0.341)	(0.870)
Net asset value, end of period	$13.629	$13.783	$13.198	$12.111	$16.818	$12.080
Total return[4]	(1.12% )	7.55%	12.24%	(25.53% )	42.54%	(10.64% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,612	$143,409	$152,935	$147,979	$218,731	$174,364
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.13%	1.12%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.14%	1.14%	1.12%	1.14%
Ratio of net investment income to average net assets	3.18%	2.04%	2.56%	1.75%	0.68%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.17%	2.03%	2.55%	1.74%	0.68%	1.63%
Portfolio turnover	1%	15%	16%	16%	15%	127%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-5

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie U.S. REIT Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are
LVIP Macquarie U.S. REIT Fund-6

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$20,960	$41,738	$32,840	$95,538
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$15,016
Legal	2,289
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,996 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie U.S. REIT Fund-7

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,632
Management fees payable to LFI	214,394
Distribution fees payable to LFD	33,268
Printing and mailing fees payable to Lincoln Life	878
Shareholder servicing fees payable to Lincoln Life	8,290
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,654,371
Sales	8,202,691
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$279,590,773
Aggregate unrealized appreciation of investments	$82,079,811
Aggregate unrealized depreciation of investments	(17,145,904)
Net unrealized appreciation of investments	$64,933,907
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie U.S. REIT Fund-8

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$339,388,662	$—	$—	$339,388,662
Money Market Fund	5,136,018	—	—	5,136,018
Total Investments	$344,524,680	$—	$—	$344,524,680
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,221,255	2,228,354
Service Class	366,578	970,087
Shares reinvested:
Standard Class	—	508,482
Service Class	—	301,988
	1,587,833	4,008,911
Shares redeemed:
Standard Class	(1,465,831)	(3,309,366)
Service Class	(968,119)	(2,455,398)
	(2,433,950)	(5,764,764)
Net decrease	(846,117)	(1,755,853)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Macquarie U.S. REIT Fund-9

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie U.S. REIT Fund-10

LVIP Macquarie Wealth Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Macquarie Wealth Builder Fund

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–50.80%
U.S. MARKETS–48.82%
Aerospace & Defense–0.62%
Lockheed Martin Corp.	349	$161,636
Northrop Grumman Corp.	1,180	589,976
		751,612
Air Freight & Logistics–0.32%
Expeditors International of Washington, Inc.	3,408	389,364
		389,364
Banks–2.85%
Bank of America Corp.	14,328	678,001
Citizens Financial Group, Inc.	12,570	562,508
Fifth Third Bancorp	5,740	236,086
Huntington Bancshares, Inc.	22,182	371,770
JPMorgan Chase & Co.	181	52,474
KeyCorp	28,458	495,738
PNC Financial Services Group, Inc.	1,445	269,377
Regions Financial Corp.	5,998	141,073
Truist Financial Corp.	14,841	638,015
		3,445,042
Biotechnology–1.07%
AbbVie, Inc.	3,781	701,829
Gilead Sciences, Inc.	5,318	589,607
		1,291,436
Broadline Retail–0.23%
eBay, Inc.	3,664	272,821
		272,821
Building Products–0.33%
Masco Corp.	6,172	397,230
		397,230
Capital Markets–2.70%
Ameriprise Financial, Inc.	863	460,609
Artisan Partners Asset Management, Inc. Class A	4,147	183,837
Bank of New York Mellon Corp.	6,251	569,529
Blackrock, Inc.	545	571,841
Blackstone, Inc.	2,952	441,560
Charles Schwab Corp.	7,500	684,300
State Street Corp.	3,319	352,942
		3,264,618
Chemicals–0.66%
Dow, Inc.	7,652	202,625
DuPont de Nemours, Inc.	8,673	594,881
		797,506
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–1.02%
Cisco Systems, Inc.	17,743	$1,231,009
		1,231,009
Consumer Finance–0.65%
Ally Financial, Inc.	6,020	234,479
Synchrony Financial	8,291	553,341
		787,820
Distributors–0.49%
Genuine Parts Co.	4,849	588,232
		588,232
Diversified Telecommunication Services–1.01%
AT&T, Inc.	22,795	659,688
Verizon Communications, Inc.	13,034	563,981
		1,223,669
Electric Utilities–0.46%
Duke Energy Corp.	4,732	558,376
		558,376
Electronic Equipment, Instruments & Components–1.00%
CDW Corp.	3,295	588,454
†Teledyne Technologies, Inc.	1,204	616,821
		1,205,275
Entertainment–1.05%
Electronic Arts, Inc.	3,953	631,294
Walt Disney Co.	5,200	644,852
		1,276,146
Financial Services–1.18%
Corebridge Financial, Inc.	14,568	517,164
Fidelity National Information Services, Inc.	7,341	597,631
Pluxee NV	2,117	46,158
Western Union Co.	32,050	269,861
		1,430,814
Food Products–0.88%
Conagra Brands, Inc.	23,471	480,451
Hershey Co.	3,500	580,825
		1,061,276
Ground Transportation–0.52%
CSX Corp.	19,316	630,281
		630,281
Health Care Equipment & Supplies–0.59%
Baxter International, Inc.	18,690	565,933
Coloplast AS Class B	655	62,358
Smith & Nephew PLC	5,737	87,858
		716,149
LVIP Macquarie Wealth Builder Fund-1

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–1.79%
Cardinal Health, Inc.	3,201	$537,768
Cencora, Inc.	1,760	527,736
Cigna Group	1,703	562,978
McKesson Corp.	731	535,662
		2,164,144
Hotels, Restaurants & Leisure–0.74%
Amadeus IT Group SA	1,425	120,389
Booking Holdings, Inc.	97	561,556
Starbucks Corp.	2,395	219,454
		901,399
Household Durables–0.35%
PulteGroup, Inc.	3,964	418,043
		418,043
Insurance–2.57%
Allstate Corp.	2,909	585,611
American Financial Group, Inc.	3,507	442,618
Fidelity National Financial, Inc.	6,588	369,323
MetLife, Inc.	6,145	494,181
Principal Financial Group, Inc.	5,506	437,342
Prudential Financial, Inc.	1,695	182,111
Travelers Cos., Inc.	2,238	598,754
		3,109,940
Interactive Media & Services–2.19%
Alphabet, Inc. Class A	6,892	1,214,577
Alphabet, Inc. Class C	1,949	345,733
Meta Platforms, Inc. Class A	1,471	1,085,731
		2,646,041
IT Services–0.28%
Accenture PLC Class A	1,135	339,240
		339,240
Life Sciences Tools & Services–0.45%
Thermo Fisher Scientific, Inc.	1,350	547,371
		547,371
Machinery–1.27%
Dover Corp.	3,343	612,538
Otis Worldwide Corp.	4,428	438,460
REV Group, Inc.	10,142	482,658
		1,533,656
Media–0.05%
Interpublic Group of Cos., Inc.	2,701	66,120
		66,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–1.99%
Chevron Corp.	5,454	$780,958
EOG Resources, Inc.	832	99,515
Expand Energy Corp.	2,003	234,231
Exxon Mobil Corp.	11,976	1,291,013
		2,405,717
Personal Care Products–0.47%
Kenvue, Inc.	26,900	563,017
		563,017
Pharmaceuticals–2.46%
Bristol-Myers Squibb Co.	9,396	434,941
Johnson & Johnson	3,671	560,745
Merck & Co., Inc.	12,583	996,070
Novo Nordisk AS Class B	1,535	106,366
Pfizer, Inc.	19,862	481,455
SIGA Technologies, Inc.	60,461	394,206
		2,973,783
Professional Services–0.91%
Jacobs Solutions, Inc.	4,648	610,980
Paychex, Inc.	3,379	491,509
		1,102,489
Real Estate Management & Development–0.00%
=†MNSN Holdings, Inc.	326	1,386
		1,386
Residential REITs–0.47%
Equity Residential	8,341	562,934
		562,934
Semiconductors & Semiconductor Equipment–5.78%
Analog Devices, Inc.	2,965	705,729
Applied Materials, Inc.	1,982	362,845
Broadcom, Inc.	3,935	1,084,683
Lam Research Corp.	5,643	549,290
Monolithic Power Systems, Inc.	551	402,990
NVIDIA Corp.	21,292	3,363,923
QUALCOMM, Inc.	3,307	526,673
		6,996,133
Software–2.25%
Microsoft Corp.	5,473	2,722,325
		2,722,325
Specialty Retail–2.15%
Best Buy Co., Inc.	5,428	364,382
Buckle, Inc.	7,229	327,835
Home Depot, Inc.	1,103	404,404
Lowe's Cos., Inc.	2,565	569,097
LVIP Macquarie Wealth Builder Fund-2

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	2,898	$369,727
TJX Cos., Inc.	4,548	561,632
		2,597,077
Technology Hardware, Storage & Peripherals–3.67%
Apple, Inc.	12,985	2,664,132
Dell Technologies, Inc. Class C	3,476	426,158
HP, Inc.	13,422	328,302
NetApp, Inc.	4,290	457,100
Seagate Technology Holdings PLC	3,924	566,351
		4,442,043
Textiles, Apparel & Luxury Goods–0.76%
NIKE, Inc. Class B	12,966	921,105
		921,105
Tobacco–0.59%
Philip Morris International, Inc.	3,905	711,218
		711,218
Total U.S. Markets (Cost $41,913,398)		59,043,857
§DEVELOPED MARKETS–1.98%
Air Freight & Logistics–0.06%
DSV AS	324	77,713
		77,713
Beverages–0.17%
Anheuser-Busch InBev SA	1,433	98,591
Asahi Group Holdings Ltd.	1,700	22,724
Diageo PLC	3,423	86,315
		207,630
Chemicals–0.08%
Air Liquide SA	452	93,203
		93,203
Commercial Services & Supplies–0.10%
Securitas AB Class B	7,995	119,704
		119,704
Consumer Staples Distribution & Retail–0.10%
Koninklijke Ahold Delhaize NV	2,179	91,009
Seven & i Holdings Co. Ltd.	1,800	28,972
		119,981
Food Products–0.05%
Nestle SA	575	57,170
		57,170
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Hotels, Restaurants & Leisure–0.06%
Sodexo SA	1,170	$72,009
		72,009
Machinery–0.19%
Atlas Copco AB Class B	1,706	24,281
Knorr-Bremse AG	672	65,182
Kone OYJ Class B	1,046	68,911
Makita Corp.	2,300	70,835
		229,209
Media–0.04%
Publicis Groupe SA	437	49,357
		49,357
Personal Care Products–0.13%
Kao Corp.	1,700	76,170
Unilever PLC	1,430	87,267
		163,437
Pharmaceuticals–0.08%
Roche Holding AG	294	95,967
		95,967
Professional Services–0.11%
Intertek Group PLC	1,122	73,085
Wolters Kluwer NV	369	61,711
		134,796
Semiconductors & Semiconductor Equipment–0.07%
ASML Holding NV	106	84,942
		84,942
Software–0.11%
SAP SE	430	131,485
		131,485
Specialty Retail–0.03%
H & M Hennes & Mauritz AB Class B	2,359	33,224
		33,224
Textiles, Apparel & Luxury Goods–0.11%
adidas AG	149	34,781
Kering SA	148	32,243
LVMH Moet Hennessy Louis Vuitton SE	137	71,703
		138,727
Tobacco–0.46%
Altria Group, Inc.	9,448	553,936
		553,936
LVIP Macquarie Wealth Builder Fund-3

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.03%
KDDI Corp.	1,800	$30,907
		30,907
Total Developed Markets (Cost $1,799,764)		2,393,397
Total Common Stock (Cost $43,713,162)		61,437,254
PREFERRED STOCKS–0.22%
Henkel AG & Co. KGaA 3.06%	939	73,790
†SVB Financial Trust 11.00%	371	194,033
Total Preferred Stocks (Cost $283,422)		267,823

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.87%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 6.16% (30 day USD SOFR Average + 1.85%) 11/25/43	136,018	137,613
Series 2024-DNA3 Class M2 5.76% (30 day USD SOFR Average + 1.45%) 10/25/44	240,000	240,360
Series 2025-DNA2 Class M2 5.81% (30 day USD SOFR Average + 1.50%) 5/25/45	35,000	35,076
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.81% (30 day USD SOFR Average + 1.50%) 10/25/43	266,135	267,191
Series 2025-R01 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 1/25/45	30,000	30,023
Series 2025-R02 Class 1M2 5.91% (30 day USD SOFR Average + 1.60%) 2/25/45	180,000	180,550
Series 2025-R03 Class 2M1 5.91% (30 day USD SOFR Average + 1.60%) 3/25/45	45,065	45,278
Series 2025-R04 Class 1M2 5.81% (30 day USD SOFR Average + 1.50%) 5/25/45	120,000	120,094
Federal National Mortgage Association Grantor Trust Series 2001-T7 Class A1 7.50% 2/25/41	12	13
Total Agency Collateralized Mortgage Obligations (Cost $1,052,230)		1,056,198
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.34%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	250,000	$220,936
♦•Series K-150 Class A2 3.71% 9/25/32	100,000	95,512
♦Series K753 Class A2 4.40% 10/25/30	60,000	60,311
•FREMF Mortgage Trust Series 2017-K71 Class B 3.88% 11/25/50	35,000	34,216
Total Agency Commercial Mortgage-Backed Securities (Cost $409,595)		410,975
AGENCY MORTGAGE-BACKED SECURITIES–13.64%
Federal Home Loan Mortgage Corp.
2.00% 8/1/42	134,238	115,677
2.50% 6/1/41	440,483	393,925
2.50% 5/1/51	118,170	99,928
2.50% 8/1/51	44,946	37,369
2.50% 10/1/51	270,271	226,900
2.50% 12/1/51	95,839	80,704
2.50% 1/1/52	401,057	337,108
3.00% 3/1/35	112,124	107,636
3.00% 6/1/42	170,437	155,111
3.00% 8/1/48	55,801	49,658
3.00% 11/1/49	6,306	5,524
3.00% 1/1/50	24,825	22,017
3.00% 8/1/51	63,091	55,147
3.50% 11/1/48	289,998	267,583
4.00% 10/1/47	65,746	62,053
4.00% 8/1/52	493,489	461,804
4.00% 9/1/52	310,668	289,993
4.50% 9/1/37	200,681	199,482
4.50% 8/1/48	141,278	137,575
4.50% 1/1/49	57,950	56,273
4.50% 3/1/49	19,373	18,830
4.50% 8/1/49	58,545	56,959
4.50% 9/1/52	215,317	207,492
4.50% 10/1/52	363,502	348,359
4.50% 11/1/52	92,160	88,328
5.00% 11/1/42	118,003	118,367
5.00% 7/1/52	269,804	267,148
5.00% 9/1/52	282,277	278,906
5.00% 11/1/52	36,361	35,809
5.00% 6/1/53	678,689	666,702
5.50% 9/1/41	28,885	29,789
5.50% 9/1/52	403,743	407,467
5.50% 11/1/52	109,012	109,807
5.50% 11/1/54	603,845	603,958
6.00% 1/1/53	65,572	67,477
Federal National Mortgage Association
2.00% 3/1/41	105,937	91,403
2.00% 6/1/50	760,166	607,722
LVIP Macquarie Wealth Builder Fund-4

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 3/1/51	730,371	$581,173
2.50% 7/1/36	239,386	224,067
2.50% 8/1/50	102,405	86,416
2.50% 1/1/51	117,801	98,712
2.50% 5/1/51	19,103	15,942
2.50% 7/1/51	25,177	21,132
2.50% 8/1/51	138,051	115,922
2.50% 12/1/51	148,462	123,656
2.50% 2/1/52	313,942	263,041
2.50% 4/1/52	118,216	98,897
3.00% 11/1/33	14,032	13,618
3.00% 7/1/47	387,840	342,758
3.00% 10/1/47	27,174	23,633
3.00% 2/1/48	255,216	228,135
3.00% 3/1/48	117,256	103,772
3.00% 11/1/48	27,958	24,801
3.00% 3/1/50	4,305	3,804
3.00% 7/1/50	84,595	75,220
3.00% 12/1/51	257,835	225,737
3.00% 2/1/52	114,766	100,244
3.00% 6/1/52	140,965	123,171
3.50% 7/1/47	73,414	68,864
3.50% 12/1/47	1,270,631	1,166,461
3.50% 9/1/52	411,915	375,404
4.00% 8/1/42	238,768	230,400
4.00% 9/1/42	225,330	217,433
4.00% 6/1/48	43,194	40,898
4.00% 5/1/51	192,845	182,419
4.00% 9/1/52	32,617	30,391
4.50% 7/1/40	6,107	6,062
4.50% 8/1/41	11,165	11,112
4.50% 5/1/46	24,425	24,351
4.50% 4/1/48	22,909	22,953
4.50% 12/1/48	23,197	22,551
4.50% 1/1/49	37,860	36,798
4.50% 1/1/50	82,383	81,276
4.50% 4/1/50	26,781	26,037
4.50% 10/1/52	564,318	540,829
4.50% 2/1/53	401,357	384,679
5.00% 1/1/51	93,000	92,709
5.50% 5/1/44	203,308	209,821
5.50% 11/1/52	168,366	169,788
5.50% 7/1/53	234,319	234,634
6.00% 1/1/42	39,446	41,349
6.00% 5/1/53	93,603	95,572
6.00% 6/1/53	144,549	147,181
6.00% 9/1/53	836,524	851,369
6.00% 4/1/55	804,741	818,114
Government National Mortgage Association
3.00% 3/15/50	14,581	12,930
3.00% 12/20/51	131,336	116,220
5.00% 9/20/52	64,913	64,114
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.50% 2/20/54	117,494	$118,413
Total Agency Mortgage-Backed Securities (Cost $17,119,274)		16,500,973
CORPORATE BONDS–16.99%
Aerospace & Defense–0.31%
Boeing Co. 6.86% 5/1/54	210,000	229,890
Northrop Grumman Corp.
4.03% 10/15/47	100,000	79,734
4.75% 6/1/43	15,000	13,567
5.20% 6/1/54	55,000	51,246
		374,437
Agriculture–0.25%
Bunge Ltd. Finance Corp.
1.63% 8/17/25	155,000	154,360
4.20% 9/17/29	145,000	143,394
		297,754
Auto Manufacturers–0.08%
General Motors Financial Co., Inc.
5.45% 9/6/34	60,000	58,811
5.60% 6/18/31	17,000	17,339
5.63% 4/4/32	20,000	20,236
		96,386
Banks–4.13%
μBank of America Corp.
5.16% 1/24/31	80,000	81,996
5.52% 10/25/35	176,000	176,002
5.82% 9/15/29	55,000	57,295
5.87% 9/15/34	25,000	26,382
6.20% 11/10/28	110,000	114,475
6.63% 5/1/30	40,000	41,426
μBank of New York Mellon Corp.
4.70% 9/20/25	85,000	84,765
4.94% 2/11/31	65,000	66,376
5.80% 10/25/28	19,000	19,673
6.30% 3/20/30	55,000	56,502
Citibank NA 5.57% 4/30/34	250,000	260,416
μCitigroup, Inc.
5.61% 9/29/26	67,000	67,151
5.61% 3/4/56	50,000	49,078
6.02% 1/24/36	55,000	56,480
μGoldman Sachs Group, Inc.
5.02% 10/23/35	65,000	64,214
5.22% 4/23/31	130,000	133,272
5.56% 11/19/45	55,000	54,150
5.73% 1/28/56	85,000	84,985
6.48% 10/24/29	55,000	58,342
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	57,712
μJPMorgan Chase & Co.
5.01% 1/23/30	40,000	40,738
5.10% 4/22/31	110,000	112,728
LVIP Macquarie Wealth Builder Fund-5

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
5.14% 1/24/31	45,000	$46,147
5.57% 4/22/28	45,000	45,923
5.57% 4/22/36	145,000	150,270
6.25% 10/23/34	21,000	22,824
KeyBank NA 3.40% 5/20/26	250,000	247,202
μM&T Bank Corp. 5.18% 7/8/31	45,000	45,745
μMorgan Stanley
2.48% 9/16/36	172,000	146,154
5.19% 4/17/31	90,000	92,262
5.52% 11/19/55	45,000	43,975
5.66% 4/17/36	70,000	72,537
5.83% 4/19/35	77,000	80,670
6.14% 10/16/26	210,000	210,903
6.30% 10/18/28	74,000	77,084
6.41% 11/1/29	52,000	55,080
μPNC Financial Services Group, Inc.
4.90% 5/13/31	35,000	35,445
5.58% 1/29/36	40,000	41,227
5.68% 1/22/35	35,000	36,365
6.88% 10/20/34	155,000	173,275
μRegions Financial Corp. 5.50% 9/6/35	285,000	285,713
State Street Corp.
4.83% 4/24/30	35,000	35,649
4.99% 3/18/27	50,000	50,724
μ6.45% 9/15/30	60,000	61,044
μTruist Bank 4.63% 9/17/29	522,000	515,810
μTruist Financial Corp. 4.95% 9/1/25	65,000	64,875
μU.S. Bancorp
2.49% 11/3/36	30,000	25,463
4.65% 2/1/29	35,000	35,227
5.05% 2/12/31	65,000	66,167
5.38% 1/23/30	15,000	15,444
5.42% 2/12/36	35,000	35,664
5.68% 1/23/35	35,000	36,336
5.73% 10/21/26	9,000	9,030
6.79% 10/26/27	20,000	20,588
μUBS Group AG 6.85% 9/10/29	200,000	200,878
μWells Fargo & Co.
5.24% 1/24/31	50,000	51,292
5.61% 4/23/36	90,000	92,900
		4,990,050
Beverages–0.11%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	140,000	138,938
		138,938
Biotechnology–0.30%
Amgen, Inc. 5.15% 3/2/28	245,000	250,332
Gilead Sciences, Inc. 4.80% 4/1/44	35,000	31,973
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Royalty Pharma PLC 1.75% 9/2/27	90,000	$85,234
		367,539
Chemicals–0.06%
Dow Chemical Co. 5.95% 3/15/55	75,000	71,484
		71,484
Computers–0.54%
Accenture Capital, Inc.
4.05% 10/4/29	130,000	129,158
4.25% 10/4/31	65,000	64,392
4.50% 10/4/34	205,000	199,509
Leidos, Inc.
5.40% 3/15/32	145,000	147,994
5.50% 3/15/35	110,000	111,677
		652,730
Diversified Financial Services–1.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	324,451
Air Lease Corp.
2.88% 1/15/26	410,000	405,822
4.63% 10/1/28	49,000	49,318
5.10% 3/1/29	36,000	36,767
5.20% 7/15/31	10,000	10,217
Aviation Capital Group LLC
3.50% 11/1/27	165,000	160,787
5.38% 7/15/29	45,000	45,826
Avolon Holdings Funding Ltd. 4.95% 1/15/28	35,000	35,183
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	435,026
5.88% 7/21/28	15,000	15,556
6.45% 6/8/27	25,000	25,890
6.50% 1/20/43	15,000	15,650
		1,560,493
Electric–1.86%
AEP Texas, Inc.
3.45% 1/15/50	20,000	13,541
5.40% 6/1/33	20,000	20,288
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	83,747
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	30,620
Constellation Energy Generation LLC 5.75% 3/15/54	280,000	274,296
μDominion Energy, Inc.
6.63% 5/15/55	35,000	35,521
7.00% 6/1/54	185,000	198,492
DTE Energy Co. 5.10% 3/1/29	45,000	45,886
LVIP Macquarie Wealth Builder Fund-6

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Carolinas LLC 4.95% 1/15/33	110,000	$111,924
Entergy Louisiana LLC 4.95% 1/15/45	20,000	17,690
Entergy Mississippi LLC 2.85% 6/1/28	165,000	159,088
Entergy Texas, Inc. 3.55% 9/30/49	195,000	136,203
Exelon Corp. 5.45% 3/15/34	25,000	25,651
Nevada Power Co. 3.13% 8/1/50	165,000	104,573
μNextEra Energy Capital Holdings, Inc. 6.50% 8/15/55	30,000	30,666
Oglethorpe Power Corp. 6.20% 12/1/53	210,000	214,521
PacifiCorp
5.10% 2/15/29	10,000	10,195
5.45% 2/15/34	20,000	20,283
5.80% 1/15/55	20,000	19,137
μSempra 6.40% 10/1/54	50,000	47,466
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	455,775
Vistra Operations Co. LLC
6.00% 4/15/34	20,000	20,769
6.95% 10/15/33	150,000	164,713
WEC Energy Group, Inc. 1.80% 10/15/30	14,000	12,252
		2,253,297
Electronics–0.15%
Amphenol Corp. 2.20% 9/15/31	205,000	179,530
		179,530
Food–0.35%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	60,000	60,088
6.25% 3/1/56	55,000	55,183
Mars, Inc.
4.80% 3/1/30	85,000	86,122
5.20% 3/1/35	75,000	75,898
5.65% 5/1/45	50,000	50,121
5.70% 5/1/55	60,000	59,854
Sysco Corp. 5.10% 9/23/30	40,000	40,981
		428,247
Gas–0.08%
Southern California Gas Co. 2.95% 4/15/27	95,000	93,058
		93,058
Health Care Products–0.05%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	30,000	30,248
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
GE HealthCare Technologies, Inc. (continued)
5.50% 6/15/35	30,000	$30,721
		60,969
Health Care Services–0.21%
HCA, Inc.
5.45% 9/15/34	65,000	65,563
6.20% 3/1/55	190,000	191,353
		256,916
Insurance–1.05%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	52,789
5.00% 9/12/32	150,000	152,126
Aon North America, Inc.
5.30% 3/1/31	20,000	20,686
5.75% 3/1/54	10,000	9,854
Arthur J Gallagher & Co. 5.55% 2/15/55	120,000	115,076
Athene Holding Ltd.
3.45% 5/15/52	125,000	79,411
3.95% 5/25/51	55,000	38,856
μ6.63% 10/15/54	40,000	39,376
6.63% 5/19/55	55,000	56,671
μ6.88% 6/28/55	55,000	54,730
Henneman Trust 6.58% 5/15/55	100,000	100,500
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	265,000	260,196
New York Life Global Funding 5.45% 9/18/26	145,000	147,121
Prudential Financial, Inc. 5.20% 3/14/35	145,000	146,566
		1,273,958
Internet–0.38%
Amazon.com, Inc. 1.50% 6/3/30	375,000	331,698
Meta Platforms, Inc.
3.85% 8/15/32	100,000	96,175
5.40% 8/15/54	30,000	29,257
		457,130
Investment Companies–0.54%
Apollo Debt Solutions BDC 6.70% 7/29/31	205,000	213,023
ARES Capital Corp. 5.80% 3/8/32	102,000	101,573
Blackstone Private Credit Fund
5.60% 11/22/29	120,000	120,829
6.00% 1/29/32	35,000	35,194
Blue Owl Credit Income Corp.
5.80% 3/15/30	100,000	100,163
6.60% 9/15/29	50,000	51,447
LVIP Macquarie Wealth Builder Fund-7

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
HPS Corporate Lending Fund 5.95% 4/14/32	25,000	$24,841
		647,070
Iron & Steel–0.07%
Nucor Corp. 5.10% 6/1/35	80,000	80,250
		80,250
Machinery Construction & Mining–0.10%
Caterpillar, Inc.
5.20% 5/15/35	70,000	71,355
5.50% 5/15/55	55,000	54,816
		126,171
Media–0.40%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	480,000	307,523
Time Warner Cable LLC 7.30% 7/1/38	165,000	179,932
		487,455
Mining–0.14%
Freeport-McMoRan, Inc. 5.45% 3/15/43	175,000	165,378
		165,378
Miscellaneous Manufacturing–0.05%
Teledyne Technologies, Inc. 2.75% 4/1/31	65,000	58,967
		58,967
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	195,000	186,125
		186,125
Oil & Gas–0.51%
BP Capital Markets America, Inc.
4.81% 2/13/33	55,000	54,927
5.23% 11/17/34	90,000	91,571
ConocoPhillips Co.
5.00% 1/15/35	225,000	224,835
5.50% 1/15/55	45,000	42,697
EOG Resources, Inc.
5.00% 7/15/32	82,000	82,997
5.35% 1/15/36	26,000	26,367
5.95% 7/15/55	30,000	30,550
Woodside Finance Ltd. 5.70% 5/19/32	60,000	61,088
		615,032
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.04%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	45,000	$45,655
		45,655
Pharmaceuticals–0.20%
AbbVie, Inc. 5.35% 3/15/44	25,000	24,504
Eli Lilly & Co.
5.10% 2/12/35	65,000	66,623
5.50% 2/12/55	145,000	145,904
		237,031
Pipelines–1.40%
Enbridge, Inc.
4.90% 6/20/30	35,000	35,350
5.25% 4/5/27	60,000	60,878
5.55% 6/20/35	55,000	55,914
μ5.75% 7/15/80	20,000	19,944
μ7.20% 6/27/54	200,000	205,469
Energy Transfer LP
5.95% 5/15/54	35,000	33,295
6.05% 9/1/54	45,000	43,248
6.25% 4/15/49	230,000	226,866
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	3,306
4.60% 1/15/31	60,000	60,456
4.95% 2/15/35	30,000	29,896
5.35% 1/31/33	140,000	145,094
5.55% 2/16/55	30,000	28,942
Kinder Morgan, Inc. 5.95% 8/1/54	60,000	58,883
ONEOK, Inc.
5.70% 11/1/54	95,000	87,689
6.10% 11/15/32	180,000	190,357
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	97,859
5.00% 1/15/28	185,000	185,130
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	129,305
		1,697,881
Private Equity–0.05%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	60,000	59,732
		59,732
Real Estate Investment Trusts–0.36%
Crown Castle, Inc. 1.05% 7/15/26	70,000	67,418
Extra Space Storage LP 5.40% 2/1/34	75,000	76,173
VICI Properties LP
4.95% 2/15/30	235,000	236,375
5.63% 4/1/35	30,000	30,276
LVIP Macquarie Wealth Builder Fund-8

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	25,000	$24,561
		434,803
Retail–0.05%
Home Depot, Inc.
4.88% 6/25/27	15,000	15,236
4.95% 6/25/34	45,000	45,542
		60,778
Semiconductors–0.26%
Broadcom, Inc.
3.19% 11/15/36	125,000	103,624
5.05% 7/12/29	165,000	168,963
Entegris, Inc. 4.75% 4/15/29	40,000	39,556
		312,143
Software–0.25%
Oracle Corp.
3.60% 4/1/50	39,000	27,275
5.25% 2/3/32	65,000	66,676
6.00% 8/3/55	25,000	24,958
Synopsys, Inc. 5.70% 4/1/55	40,000	39,770
Workday, Inc. 3.80% 4/1/32	150,000	140,948
		299,627
Telecommunications–1.02%
AT&T, Inc.
3.50% 9/15/53	255,000	172,599
5.38% 8/15/35	30,000	30,548
6.05% 8/15/56	30,000	30,615
6.30% 1/15/38	35,000	37,800
Rogers Communications, Inc. 5.30% 2/15/34	205,000	205,218
Softbank Corp. 4.70% 7/9/30	200,000	200,000
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	380,513
5.13% 5/15/32	25,000	25,495
5.75% 1/15/34	25,000	26,182
5.88% 11/15/55	50,000	49,979
Verizon Communications, Inc.
2.88% 11/20/50	35,000	21,802
5.25% 4/2/35	50,000	50,417
		1,231,168
Transportation–0.20%
Burlington Northern Santa Fe LLC 5.80% 3/15/56	95,000	97,757
Union Pacific Corp.
5.10% 2/20/35	60,000	61,023
5.60% 12/1/54	85,000	84,544
		243,324
Total Corporate Bonds (Cost $21,000,351)		20,541,506
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–3.20%
•AIMCO CLO 17 Ltd. Series 2022-17A Class CR 6.17% (3 mo. USD Term SOFR + 1.90%) 7/20/37	250,000	$250,560
•Ballyrock CLO 27 Ltd.
Series 2024-27A Class A1A 5.63% (3 mo. USD Term SOFR + 1.35%) 10/25/37	300,000	300,402
Series 2024-27A Class B 6.18% (3 mo. USD Term SOFR + 1.90%) 10/25/37	150,000	150,364
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	215,000	204,496
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	340,375	317,583
Enterprise Fleet Financing LLC Series 2022-2 Class A2 4.65% 5/21/29	1,078	1,077
Ford Credit Auto Owner Trust Series 2023-C Class A3 5.53% 9/15/28	600,000	605,969
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	600,000	601,804
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1 5.34% 6/15/28	170,000	171,582
•Man GLG U.S. CLO Series 2018-1A Class A1R 5.67% (3 mo. USD Term SOFR + 1.40%) 4/22/30	21,550	21,556
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	600,000	605,836
Taco Bell Funding LLC Series 2021-1A Class A2I 1.95% 8/25/51	294,750	280,933
•TCW CLO Ltd. Series 2024-2A Class C 6.43% (3 mo. USD Term SOFR + 2.15%) 7/17/37	250,000	251,130
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A 3.82% 4/25/35	100,000	99,304
Total Non-Agency Asset-Backed Securities (Cost $3,900,041)		3,862,596
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2 2.50% 1/25/52	76,933	62,707
LVIP Macquarie Wealth Builder Fund-9

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
Series 2014-2 Class B2 3.40% 6/25/29	31,568	$30,445
Series 2021-10 Class A3 2.50% 12/25/51	76,833	62,625
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 Class A3 2.50% 7/25/51	74,145	60,434
•Sequoia Mortgage Trust Series 2015-1 Class B2 3.94% 1/25/45	3,099	3,010
Total Non-Agency Collateralized Mortgage Obligations (Cost $266,457)		219,221
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.12%
Bank
Series 2017-BNK5 Class A5 3.39% 6/15/60	70,000	68,556
•Series 2017-BNK5 Class B 3.90% 6/15/60	50,000	47,971
Series 2019-BN20 Class A3 3.01% 9/15/62	395,000	365,717
Series 2019-BN21 Class A5 2.85% 10/17/52	225,000	207,265
Series 2020-BN25 Class A5 2.65% 1/15/63	500,000	453,705
Benchmark Mortgage Trust
•Series 2019-B10 Class B 4.18% 3/15/62	225,000	201,166
Series 2020-B20 Class A5 2.03% 10/15/53	50,000	43,102
Series 2020-B21 Class A5 1.98% 12/17/53	45,000	38,932
Series 2021-B24 Class A5 2.58% 3/15/54	47,000	41,176
•Series 2022-B34 Class A5 3.79% 4/15/55	35,000	32,244
•Series 2022-B35 Class A5 4.59% 5/15/55	105,000	101,402
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A5 3.79% 5/15/52	155,000	149,423
CD Mortgage Trust
Series 2016-CD2 Class A3 3.25% 11/10/49	56,780	55,737
Series 2019-CD8 Class A4 2.91% 8/15/57	400,000	366,762
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	95,000	93,717
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	145,000	$142,761
Series 2020-555 Class A 2.65% 12/10/41	100,000	89,088
COMM Mortgage Trust Series 2016-CR28 Class A4 3.76% 2/10/49	50,000	49,777
DB-JPM Mortgage Trust Series 2016-C1 Class A4 3.28% 5/10/49	75,000	73,984
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	200,000	175,828
GS Mortgage Securities Trust
Series 2015-GC32 Class A4 3.76% 7/10/48	3,743	3,724
Series 2017-GS5 Class A4 3.67% 3/10/50	65,000	63,529
Series 2019-GC39 Class A4 3.57% 5/10/52	20,000	18,685
Series 2020-GC47 Class A5 2.38% 5/12/53	35,000	31,507
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 Class A5 3.91% 1/15/49	30,000	29,741
Series 2016-JP2 Class AS 3.06% 8/15/49	60,000	57,753
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 Class A3 3.80% 8/15/48	50,260	47,244
Series 2015-C33 Class A4 3.77% 12/15/48	212,246	211,053
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	75,000	73,639
Series 2017-C7 Class A5 3.41% 10/15/50	195,000	189,194
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5 3.53% 10/15/48	34,796	34,538
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	100,000	93,211
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 Class A4 3.62% 9/15/57	65,000	64,751
Series 2016-BNK1 Class A3 2.65% 8/15/49	60,000	58,503
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,105,823)		3,775,385
LVIP Macquarie Wealth Builder Fund-10

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–7.17%
U.S. Treasury Bonds
2.25% 8/15/46	1,485,000	$972,849
4.63% 11/15/44	40,000	39,156
5.00% 5/15/45	230,000	236,253
•U.S. Treasury Floating Rate Notes 4.44% 4/30/27 (3 mo. Treasury money market yield + 0.16%)	485,000	485,010
U.S. Treasury Notes
3.88% 6/15/28	2,010,000	2,020,678
3.88% 6/30/30	395,000	396,512
4.00% 1/31/31	2,990,000	3,011,140
4.25% 5/15/35	1,255,000	1,256,961
^U.S. Treasury STRIPS Principal 0.00% 5/15/44	635,000	252,889
Total U.S. Treasury Obligations (Cost $8,980,659)		8,671,448

	Number of Shares
EXCHANGE-TRADED FUND–0.76%
Vanguard S&P 500 ETF	1,610	914,529
Total Exchange-Traded Fund (Cost $806,936)		914,529
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	115,205	$115,205
Total Money Market Fund (Cost $115,205)		115,205

	Principal Amount°
SHORT-TERM INVESTMENT—3.18%
DISCOUNTED COMMERCIAL PAPER–3.18%
≠Dairy Farmers of America, Inc. 4.62% 7/1/25	3,850,000	3,850,000
		3,850,000
Total Short-Term Investment (Cost $3,850,000)		3,850,000

TOTAL INVESTMENTS–100.56% (Cost $105,603,155)	121,623,113
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.56%)	(674,856)
NET ASSETS APPLICABLE TO 9,784,490 SHARES OUTSTANDING–100.00%	$120,948,257
NET ASSET VALUE PER SHARE–LVIP MACQUARIE WEALTH BUILDER FUND STANDARD CLASS ($91,077,552 / 7,360,685 Shares)	$12.374
NET ASSET VALUE PER SHARE–LVIP MACQUARIE WEALTH BUILDER FUND SERVICE CLASS ($29,870,705 / 2,423,805 Shares)	$12.324
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$98,804,854
Distributable earnings/(accumulated loss)	22,143,403
TOTAL NET ASSETS	$120,948,257

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Macquarie Wealth Builder Fund-11

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

★Includes $194,000 cash collateral held at broker for futures contracts, $15,785 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $42,151 variation margin due from broker on futures contracts, $1,351,905 payable for securities purchased,
$78,760 payable for fund shares redeemed, $29,321 other accrued expenses payable, $70,788 due to manager and affiliates, $25,953 payable for audit fee and $10,413 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
32	CBOT 10 Year U.S. Treasury Notes Futures	$3,588,000	$3,524,041	9/19/25	$63,959	$—
19	CBOT U.S. Long Bond Futures	2,193,906	2,114,995	9/19/25	78,911	—
5	CBOT Ultra Long-Term U.S. Treasury Bond Futures	595,625	570,322	9/19/25	25,303	—
8	Ultra 10 Year U.S. Treasury Notes Futures	914,125	900,300	9/19/25	13,825	—
Total Futures Contracts					$181,998	$—

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-12

LVIP Macquarie Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$1,367,593
Dividends	759,454
Foreign taxes withheld	(5,494)
2,121,553
EXPENSES:
Management fees	373,779
Distribution fees-Service Class	35,898
Professional fees	32,149
Custodian fees	27,044
Accounting and administration expenses	21,898
Shareholder servicing fees	17,206
Pricing fees	16,329
Reports and statements to shareholders	3,809
Consulting fees	3,012
Trustees’ fees and expenses	1,810
Other	3,477
536,411
Less:
Expenses reimbursed	(79,270)
Total operating expenses	457,141
NET INVESTMENT INCOME	1,664,412
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	944,539
Foreign currencies	12
Futures contracts	(268,025)
Net realized gain	676,526
Net change in unrealized appreciation (depreciation) of:
Investments	2,647,161
Foreign currencies	2,871
Futures contracts	222,638
Net change in unrealized appreciation (depreciation)	2,872,670
NET REALIZED AND UNREALIZED GAIN	3,549,196
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,213,608
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,664,412	$3,354,302
Net realized gain	676,526	5,460,083
Net change in unrealized appreciation (depreciation)	2,872,670	1,248,000
Net increase in net assets resulting from operations	5,213,608	10,062,385
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,652,798)
Service Class	—	(755,662)
	—	(3,408,460)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,126,271	4,801,277
Service Class	2,181,381	4,854,079
Reinvestment of dividends and distributions:
Standard Class	—	2,652,798
Service Class	—	755,662
	4,307,652	13,063,816
Cost of shares redeemed:
Standard Class	(9,441,482)	(16,902,440)
Service Class	(2,840,133)	(5,364,886)
	(12,281,615)	(22,267,326)
Decrease in net assets derived from capital share transactions	(7,973,963)	(9,203,510)
NET DECREASE IN NET ASSETS	(2,760,355)	(2,549,585)
NET ASSETS:
Beginning of period	123,708,612	126,258,197
End of period	$120,948,257	$123,708,612
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-13

LVIP Macquarie Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Wealth Builder Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.839	$11.261	$10.531	$12.881	$12.096	$11.812
Income (loss) from investment operations:
Net investment income[2]	0.169	0.318	0.292	0.240	0.205	0.226
Net realized and unrealized gain (loss)	0.366	0.602	0.753	(1.711)	1.220	0.425
Total from investment operations	0.535	0.920	1.045	(1.471)	1.425	0.651
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.312)	(0.246)	(0.270)	(0.233)
Net realized gain	—	—	—	(0.625)	(0.370)	(0.134)
Return of capital	—	—	(0.003)	(0.008)	—	—
Total dividends and distributions	—	(0.342)	(0.315)	(0.879)	(0.640)	(0.367)
Net asset value, end of period	$12.374	$11.839	$11.261	$10.531	$12.881	$12.096
Total return[3]	4.51%	8.18%	9.91%	(11.21% )	11.78%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,078	$94,431	$98,718	$99,589	$125,058	$129,610
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.82%	0.84%	0.83%	0.80%	0.83%
Ratio of net investment income to average net assets	2.87%	2.68%	2.69%	2.08%	1.60%	1.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.74%	2.57%	2.56%	1.96%	1.51%	1.87%
Portfolio turnover	35%	72%	68%	89%	144%	106%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-14

LVIP Macquarie Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Wealth Builder Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.806	$11.231	$10.504	$12.850	$12.069	$11.788
Income (loss) from investment operations:
Net investment income[2]	0.154	0.287	0.264	0.210	0.173	0.197
Net realized and unrealized gain (loss)	0.364	0.600	0.749	(1.706)	1.215	0.422
Total from investment operations	0.518	0.887	1.013	(1.496)	1.388	0.619
Less dividends and distributions from:
Net investment income	—	(0.312)	(0.283)	(0.217)	(0.237)	(0.204)
Net realized gain	—	—	—	(0.625)	(0.370)	(0.134)
Return of capital	—	—	(0.003)	(0.008)	—	—
Total dividends and distributions	—	(0.312)	(0.286)	(0.850)	(0.607)	(0.338)
Net asset value, end of period	$12.324	$11.806	$11.231	$10.504	$12.850	$12.069
Total return[3]	4.39%	7.91%	9.64%	(11.43% )	11.51%	5.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,871	$29,278	$27,540	$26,602	$32,163	$30,336
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.09%	1.07%	1.09%	1.08%	1.05%	1.08%
Ratio of net investment income to average net assets	2.62%	2.43%	2.44%	1.83%	1.35%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.49%	2.32%	2.31%	1.71%	1.26%	1.62%
Portfolio turnover	35%	72%	68%	89%	144%	106%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-15

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Wealth Builder Fund (formerly, LVIP Delaware Wealth Builder Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of the LVIP Macquarie Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP Macquarie Wealth Builder Fund-16

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Macquarie Wealth Builder Fund is $2,391 and $2,355 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Macquarie Wealth Builder Fund-17

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.71% of the average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$159,258	$163,896	$139,559	$462,713
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. A reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$5,088
Legal	775
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,905 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$15,785
Management fees payable to LFI	61,625
Distribution fees payable to LFD	6,023
Printing and mailing fees payable to Lincoln Life	303
Shareholder servicing fees payable to Lincoln Life	2,837
LVIP Macquarie Wealth Builder Fund-18

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$15,627,002
Purchases of U.S. government securities	25,362,416
Sales other than U.S. government securities	15,830,327
Sales of U.S. government securities	28,492,210
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$105,603,155
Aggregate unrealized appreciation of investments and derivatives	$20,311,909
Aggregate unrealized depreciation of investments and derivatives	(4,109,953)
Net unrealized appreciation of investments and derivatives	$16,201,956
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie Wealth Builder Fund-19

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$751,612	$—	$—	$751,612
Air Freight & Logistics	389,364	—	—	389,364
Banks	3,445,042	—	—	3,445,042
Biotechnology	1,291,436	—	—	1,291,436
Broadline Retail	272,821	—	—	272,821
Building Products	397,230	—	—	397,230
Capital Markets	3,264,618	—	—	3,264,618
Chemicals	797,506	—	—	797,506
Communications Equipment	1,231,009	—	—	1,231,009
Consumer Finance	787,820	—	—	787,820
Distributors	588,232	—	—	588,232
Diversified Telecommunication Services	1,223,669	—	—	1,223,669
Electric Utilities	558,376	—	—	558,376
Electronic Equipment, Instruments & Components	1,205,275	—	—	1,205,275
Entertainment	1,276,146	—	—	1,276,146
Financial Services	1,384,656	46,158	—	1,430,814
Food Products	1,061,276	—	—	1,061,276
Ground Transportation	630,281	—	—	630,281
Health Care Equipment & Supplies	565,933	150,216	—	716,149
Health Care Providers & Services	2,164,144	—	—	2,164,144
Hotels, Restaurants & Leisure	781,010	120,389	—	901,399
Household Durables	418,043	—	—	418,043
Insurance	3,109,940	—	—	3,109,940
Interactive Media & Services	2,646,041	—	—	2,646,041
IT Services	339,240	—	—	339,240
Life Sciences Tools & Services	547,371	—	—	547,371
Machinery	1,533,656	—	—	1,533,656
Media	66,120	—	—	66,120
Oil, Gas & Consumable Fuels	2,405,717	—	—	2,405,717
Personal Care Products	563,017	—	—	563,017
Pharmaceuticals	2,867,417	106,366	—	2,973,783
Professional Services	1,102,489	—	—	1,102,489
Real Estate Management & Development	—	—	1,386	1,386
Residential REITs	562,934	—	—	562,934
Semiconductors & Semiconductor Equipment	6,996,133	—	—	6,996,133
Software	2,722,325	—	—	2,722,325
Specialty Retail	2,597,077	—	—	2,597,077
Technology Hardware, Storage & Peripherals	4,442,043	—	—	4,442,043
Textiles, Apparel & Luxury Goods	921,105	—	—	921,105
Tobacco	711,218	—	—	711,218
Developed Markets
Air Freight & Logistics	—	77,713	—	77,713
Beverages	—	207,630	—	207,630
Chemicals	—	93,203	—	93,203
Commercial Services & Supplies	—	119,704	—	119,704
Consumer Staples Distribution & Retail	—	119,981	—	119,981
Food Products	—	57,170	—	57,170
Hotels, Restaurants & Leisure	—	72,009	—	72,009
Machinery	—	229,209	—	229,209
Media	—	49,357	—	49,357
Personal Care Products	—	163,437	—	163,437
Pharmaceuticals	—	95,967	—	95,967
Professional Services	—	134,796	—	134,796
LVIP Macquarie Wealth Builder Fund-20

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Semiconductors & Semiconductor Equipment	$—	$84,942	$—	$84,942
Software	—	131,485	—	131,485
Specialty Retail	—	33,224	—	33,224
Textiles, Apparel & Luxury Goods	—	138,727	—	138,727
Tobacco	553,936	—	—	553,936
Wireless Telecommunication Services	—	30,907	—	30,907
Preferred Stocks	—	267,823	—	267,823
Agency Collateralized Mortgage Obligations	—	1,056,198	—	1,056,198
Agency Commercial Mortgage-Backed Securities	—	410,975	—	410,975
Agency Mortgage-Backed Securities	—	16,500,973	—	16,500,973
Corporate Bonds	—	20,541,506	—	20,541,506
Non-Agency Asset-Backed Securities	—	3,862,596	—	3,862,596
Non-Agency Collateralized Mortgage Obligations	—	219,221	—	219,221
Non-Agency Commercial Mortgage-Backed Securities	—	3,775,385	—	3,775,385
U.S. Treasury Obligations	—	8,671,448	—	8,671,448
Exchange-Traded Fund	914,529	—	—	914,529
Money Market Fund	115,205	—	—	115,205
Short-Term Investment	—	3,850,000	—	3,850,000
Total Investments	$60,203,012	$61,418,715	$1,386	$121,623,113
Derivatives:

Assets:
Futures Contracts	$181,998	$—	$—	$181,998
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	177,202	404,031
Service Class	184,263	415,470
Shares reinvested:
Standard Class	—	225,023
Service Class	—	64,274
	361,465	1,108,798
Shares redeemed:
Standard Class	(792,826)	(1,419,008)
Service Class	(240,394)	(452,035)
	(1,033,220)	(1,871,043)
Net decrease	(671,755)	(762,245)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Macquarie Wealth Builder Fund-21

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$181,998	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(268,025)	$222,638
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,053,667	$1,271,196
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain
LVIP Macquarie Wealth Builder Fund-22

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Macquarie Wealth Builder Fund-23

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
At a meeting held on March 3-4, 2025, of the Board of Trustees (“Board”) of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP Structured Moderate Allocation Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for contract holders. A prospectus/information statement with material information about the Acquiring Fund and the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund as of the close of business on July 31, 2025 (“Record Date”). The Fund’s Reorganization is expected to be completed on or about October 31, 2025 (“Closing Date”). Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP Macquarie Wealth Builder Fund-24

LVIP Multi-Manager International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Multi-Manager International Equity Managed Volatility Fund

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.19%
INVESTMENT COMPANIES–95.19%
International Equity Funds–95.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	11,377,028	$166,753,098
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,597,608	55,220,409
LVIP MFS International Growth Fund	14,425,667	327,246,251
Total Affiliated Investments (Cost $398,264,838)		549,219,758

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.35%
INVESTMENT COMPANY–4.35%
Money Market Fund–4.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	25,080,827	$25,080,827
Total Unaffiliated Investment (Cost $25,080,827)		25,080,827

TOTAL INVESTMENTS–99.54% (Cost $423,345,665)	574,300,585
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	2,646,341
NET ASSETS APPLICABLE TO 40,559,910 SHARES OUTSTANDING–100.00%	$576,946,926

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
79	CME British Pound Currency Futures	$6,776,719	$6,680,646	9/15/25	$96,073	$—
76	CME Euro Foreign Exchange Currency Futures	11,244,200	10,969,756	9/15/25	274,444	—
92	CME Japanese Yen Currency Futures	8,043,675	8,024,102	9/15/25	19,573	—
					390,090	—
Equity Contracts:
1	CME E-mini Russell 2000 Index Futures	109,585	107,871	9/19/25	1,714	—
3	CME E-mini S&P 500 Index Futures	938,063	912,322	9/19/25	25,741	—
182	Eurex EURO STOXX 50 Futures	11,420,396	11,472,316	9/19/25	—	(51,920)
56	FTSE 100 Index Futures	6,756,346	6,813,123	9/19/25	—	(56,777)
7	ICE U.S. MSCI Emerging Markets Index Futures	431,725	425,337	9/19/25	6,388	—
29	OSE Nikkei 225 Index Futures	8,157,981	7,737,181	9/11/25	420,800	—
					454,643	(108,697)
Total Futures Contracts					$844,733	$(108,697)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Multi-Manager International Equity Managed Volatility Fund-1

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-2

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$549,219,758
Unaffiliated investments, at value	25,080,827
Cash collateral held at broker for futures contracts	2,668,742
Receivable for securities sold	576,260
Variation margin due from broker on futures contracts	148,065
Dividends and interest receivable	86,226
Expense reimbursement receivable from Lincoln Financial Investments Corporation	32,037
Prepaid expenses	1,355
Receivable for fund shares sold	270
TOTAL ASSETS	577,813,540
LIABILITIES:
Payable for fund shares redeemed	606,860
Due to manager and affiliates	218,745
Other accrued expenses payable	14,108
Payable for audit fee	14,033
Payable for fund accounting fee	12,868
TOTAL LIABILITIES	866,614
TOTAL NET ASSETS	$576,946,926
Affiliated investments, at cost	$398,264,838
Unaffiliated investments, at cost	25,080,827
Standard Class:
Net Assets	$18,693
Shares Outstanding	1,311
Net Asset Value Per Share	$14.259
Service Class:
Net Assets	$576,928,233
Shares Outstanding	40,558,599
Net Asset Value Per Share	$14.225
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$400,593,140
Distributable earnings/(accumulated loss)	176,353,786
TOTAL NET ASSETS	$576,946,926
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-3

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$603,480
EXPENSES:
Management fees	2,482,701
Distribution fees-Service Class	730,184
Shareholder servicing fees	84,704
Accounting and administration expenses	47,823
Professional fees	24,205
Reports and statements to shareholders	16,851
Trustees’ fees and expenses	8,767
Custodian fees	5,240
Consulting fees	3,867
Pricing fees	300
Other	9,961
3,414,603
Less:
Management fees waived	(1,942,348)
Expenses reimbursed	(201,718)
Total operating expenses	1,270,537
NET INVESTMENT LOSS	(667,057)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	11,811,606
Foreign currencies	(88,820)
Futures contracts	(22,729,443)
Net realized loss	(11,006,657)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	78,833,853
Foreign currencies	10,334
Futures contracts	1,710,787
Net change in unrealized appreciation (depreciation)	80,554,974
NET REALIZED AND UNREALIZED GAIN	69,548,317
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,881,260
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(667,057)	$8,860,993
Net realized gain (loss)	(11,006,657)	53,963,207
Net change in unrealized appreciation (depreciation)	80,554,974	(16,161,224)
Net increase in net assets resulting from operations	68,881,260	46,662,976
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(894)
Service Class	—	(30,607,224)
	—	(30,608,118)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	5,197,841	18,095,963
Reinvestment of dividends and distributions:
Standard Class	—	894
Service Class	—	30,607,224
	5,197,841	48,704,081
Cost of shares redeemed:
Service Class	(85,949,668)	(83,715,374)
	(85,949,668)	(83,715,374)
Decrease in net assets derived from capital share transactions	(80,751,827)	(35,011,293)
NET DECREASE IN NET ASSETS	(11,870,567)	(18,956,435)
NET ASSETS:
Beginning of period	588,817,493	607,773,928
End of period	$576,946,926	$588,817,493
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-4

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$12.668	$12.376	$11.788	$14.252	$12.809	$12.914
Income (loss) from investment operations:
Net investment income[3]	0.003	0.222	0.244	0.131	0.088	0.118
Net realized and unrealized gain (loss)	1.588	0.781	1.343	(2.450)	1.502	0.177
Total from investment operations	1.591	1.003	1.587	(2.319)	1.590	0.295
Less dividends and distributions from:
Net investment income	—	(0.274)	(0.235)	(0.145)	(0.147)	(0.149)
Net realized gain	—	(0.437)	(0.764)	—	—	(0.251)
Total dividends and distributions	—	(0.711)	(0.999)	(0.145)	(0.147)	(0.400)
Net asset value, end of period	$14.259	$12.668	$12.376	$11.788	$14.252	$12.809
Total return[4]	12.56%	8.00%	13.89%	(16.26% )	12.42%	2.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19	$17	$15	$14	$16	$14
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%	0.19%	0.14%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	0.02% [6]	1.69%	1.94%	1.09%	0.62%	1.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.71% )[6]	0.96%	1.21%	0.36%	(0.16% )	0.27%
Portfolio turnover	1%	45%	10%	31%	7%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-5

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$12.653	$12.361	$11.778	$14.239	$12.798	$12.908
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.189	0.211	0.101	0.051	0.089
Net realized and unrealized gain (loss)	1.587	0.780	1.340	(2.447)	1.502	0.173
Total from investment operations	1.572	0.969	1.551	(2.346)	1.553	0.262
Less dividends and distributions from:
Net investment income	—	(0.240)	(0.204)	(0.115)	(0.112)	(0.121)
Net realized gain	—	(0.437)	(0.764)	—	—	(0.251)
Total dividends and distributions	—	(0.677)	(0.968)	(0.115)	(0.112)	(0.372)
Net asset value, end of period	$14.225	$12.653	$12.361	$11.778	$14.239	$12.798
Total return[4]	12.42%	7.73%	13.59%	(16.47% )	12.14%	2.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$576,928	$588,801	$607,759	$577,892	$701,878	$640,677
Ratio of expenses to average net assets[5]	0.44%	0.44%	0.44%	0.44%	0.39%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	(0.23% )[6]	1.44%	1.69%	0.84%	0.37%	0.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.96% )[6]	0.71%	0.96%	0.11%	(0.41% )	0.02%
Portfolio turnover	1%	45%	10%	31%	7%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-6

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager International Equity Managed Volatility Fund (formerly, LVIP MFS International Equity Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager International Equity Managed Volatility Fund-7

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$389,908	$391,470	$406,258	$1,187,636
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$24,995
Legal	3,809
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Multi-Manager International Equity Managed Volatility Fund-8

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,601 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$32,037
Management fees payable to LFI	87,135
Distribution fees payable to LFD	117,745
Printing and mailing fees payable to Lincoln Life	206
Shareholder servicing fees payable to Lincoln Life	13,659
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.19%@
International Equity Funds-95.19%@
✧✧LVIP Dimensional International Core Equity Fund	$168,667,857	$1,111,399	$35,031,452	$1,993,175	$30,012,119	$166,753,098	11,377,028	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	56,119,926	139,469	12,505,470	778,735	10,687,749	55,220,409	5,597,608	—	—
✧✧LVIP MFS International Growth Fund	335,835,971	6,186,676	61,950,077	9,039,696	38,133,985	327,246,251	14,425,667	—	—
Total	$560,623,754	$7,437,544	$109,486,999	$11,811,606	$78,833,853	$549,219,758		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$7,437,544
Sales	109,486,999
LVIP Multi-Manager International Equity Managed Volatility Fund-9

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$423,345,665
Aggregate unrealized appreciation of investments and derivatives	$151,799,653
Aggregate unrealized depreciation of investments and derivatives	(108,697)
Net unrealized appreciation of investments and derivatives	$151,690,956
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$549,219,758	$—	$—	$549,219,758
Unaffiliated Investment Company	25,080,827	—	—	25,080,827
Total Investments	$574,300,585	$—	$—	$574,300,585
Derivatives:
Assets:
Futures Contracts	$844,733	$—	$—	$844,733
Liabilities:
Futures Contracts	$(108,697)	$—	$—	$(108,697)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager International Equity Managed Volatility Fund-10

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	—	—
Service Class	395,965	1,389,185
Shares reinvested:
Standard Class	—	69
Service Class	—	2,342,695
	395,965	3,731,949
Shares redeemed:
Standard Class	—	—
Service Class	(6,370,470)	(6,364,803)
	(6,370,470)	(6,364,803)
Net decrease	(5,974,505)	(2,632,854)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Multi-Manager International Equity Managed Volatility Fund-11

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$454,643	Variation margin due from broker on futures contracts	$(108,697)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	390,090	Variation margin due from broker on futures contracts	—
Total		$844,733		$(108,697)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(17,799,345)	$700,013
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,930,098)	1,010,774
Total		$(22,729,443)	$1,710,787
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$47,421,309	$12,756,955
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Multi-Manager International Equity Managed Volatility Fund-12

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-13

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.21%
Australia–2.04%
Aristocrat Leisure Ltd.	308,603	$13,222,024
Lottery Corp. Ltd.	738,979	2,592,356
Northern Star Resources Ltd.	534,292	6,599,648
WiseTech Global Ltd.	96,630	6,929,903
		29,343,931
Brazil–1.09%
B3 SA - Brasil Bolsa Balcao	2,422,300	6,482,531
Banco BTG Pactual SA	264,893	2,059,916
TOTVS SA	467,000	3,636,740
XP, Inc. Class A	175,009	3,535,182
		15,714,369
Canada–7.98%
Agnico Eagle Mines Ltd.	244,131	29,085,965
Element Fleet Management Corp.	1,069,761	26,796,070
Franco-Nevada Corp.	167,030	27,422,726
RB Global, Inc.	298,128	31,672,611
		114,977,372
China–1.09%
Alibaba Group Holding Ltd.	240,000	3,397,425
Kingsoft Corp. Ltd.	349,200	1,825,109
Tencent Holdings Ltd.	116,400	7,500,305
Yum China Holdings, Inc.	66,650	2,983,707
		15,706,546
Denmark–1.05%
Novo Nordisk AS Class B	219,112	15,183,149
		15,183,149
France–15.41%
Air Liquide SA	163,545	33,723,152
Capgemini SE	166,200	28,459,496
Dassault Systemes SE	423,710	15,355,947
EssilorLuxottica SA	132,850	36,479,642
Kering SA	24,809	5,404,781
LVMH Moet Hennessy Louis Vuitton SE	55,013	28,792,710
Pernod Ricard SA	117,062	11,677,097
Schneider Electric SE	212,350	57,012,776
Sodexo SA	83,705	5,151,746
		222,057,347
Germany–10.53%
Deutsche Boerse AG	89,691	29,301,114
GEA Group AG	386,583	27,099,520
Merck KGaA	68,834	8,924,907
SAP SE	203,220	62,140,530
Symrise AG	136,211	14,283,690
†Zalando SE	302,200	9,971,795
		151,721,556
Hong Kong–3.27%
AIA Group Ltd.	5,044,600	45,696,202
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	568,700	$1,455,855
		47,152,057
India–1.47%
HDFC Bank Ltd. ADR	181,709	13,931,629
Reliance Industries Ltd.	263,769	4,616,806
UPL Ltd.	337,367	2,602,351
		21,150,786
Ireland–2.77%
Experian PLC	430,321	22,190,038
†James Hardie Industries PLC CDI	455,839	12,240,789
Kingspan Group PLC	63,997	5,453,144
		39,883,971
Japan–11.45%
Daiichi Sankyo Co. Ltd.	352,400	8,164,433
Hitachi Ltd.	2,228,700	64,775,673
Kose Corp.	2,900	113,822
LY Corp.	2,331,500	8,585,994
Nomura Research Institute Ltd.	441,300	17,650,859
Obic Co. Ltd.	399,700	15,542,359
Oracle Corp. Japan	95,600	11,394,616
Pan Pacific International Holdings Corp.	293,800	10,105,266
Resonac Holdings Corp.	373,400	8,652,093
Sugi Holdings Co. Ltd.	321,400	7,347,258
Terumo Corp.	686,700	12,602,225
		164,934,598
Luxembourg–0.47%
Tenaris SA	361,182	6,770,245
		6,770,245
Macau–0.41%
†Sands China Ltd.	2,847,600	5,951,286
		5,951,286
Mexico–0.33%
Grupo Financiero Banorte SAB de CV Class O	515,888	4,733,979
		4,733,979
Netherlands–5.26%
Akzo Nobel NV	115,400	8,096,887
ASML Holding NV	17,786	14,252,579
Heineken NV	429,900	37,505,691
†Qiagen NV	329,144	15,858,037
		75,713,194
Peru–0.45%
Credicorp Ltd.	29,152	6,516,055
		6,516,055
Republic of Korea–0.57%
Amorepacific Corp.	27,447	2,775,850
LVIP MFS International Growth Fund-1

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NAVER Corp.	27,809	$5,400,086
		8,175,936
Singapore–2.38%
DBS Group Holdings Ltd.	857,060	30,255,975
Singapore Technologies Engineering Ltd.	660,100	4,047,523
		34,303,498
Spain–2.70%
Amadeus IT Group SA	460,911	38,939,179
		38,939,179
Sweden–1.95%
Assa Abloy AB Class B	899,059	28,107,853
		28,107,853
Switzerland–8.62%
Nestle SA	509,754	50,682,976
Roche Holding AG	157,846	51,524,038
Sika AG	40,590	11,043,880
Sonova Holding AG	36,883	10,999,447
		124,250,341
Taiwan–2.43%
Delta Electronics, Inc.	401,000	5,674,530
Taiwan Semiconductor Manufacturing Co. Ltd.	803,000	29,365,186
		35,039,716
Thailand–0.17%
Kasikornbank PCL	518,600	2,449,659
		2,449,659
United Kingdom–9.56%
AstraZeneca PLC	150,035	20,880,241
†Burberry Group PLC	330,843	5,373,948
Compass Group PLC	528,363	17,896,696
Diageo PLC	655,155	16,520,448
Haleon PLC	1,867,800	9,599,793
London Stock Exchange Group PLC	105,107	15,371,597
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group PLC	353,598	$24,089,552
Rolls-Royce Holdings PLC	2,106,528	27,917,067
		137,649,342
United States–4.48%
†Flutter Entertainment PLC	93,351	26,675,982
Linde PLC	80,662	37,844,997
		64,520,979
Uruguay–0.28%
†MercadoLibre, Inc.	1,532	4,004,081
		4,004,081
Total Common Stock (Cost $842,388,683)		1,414,951,025

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	1,021	1,021
Total Money Market Fund (Cost $1,021)		1,021

	Principal Amount°
SHORT-TERM INVESTMENT–1.38%
AGENCY OBLIGATIONS–1.38%
≠Federal Home Loan Bank Discount Notes 4.16% 7/1/25	19,852,000	19,852,000
		19,852,000
Total Short-Term Investment (Cost $19,852,000)		19,852,000

TOTAL INVESTMENTS–99.59% (Cost $862,241,704)	1,434,804,046
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	5,840,716
NET ASSETS APPLICABLE TO 63,507,681 SHARES OUTSTANDING–100.00%	$1,440,644,762
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,111,827,938 / 49,002,068 Shares)	$22.689
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($328,816,824 / 14,505,613 Shares)	$22.668
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$718,142,158
Distributable earnings/(accumulated loss)	722,502,604
TOTAL NET ASSETS	$1,440,644,762

LVIP MFS International Growth Fund-2

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $511 payable for securities purchased, $1,133,256 payable for fund shares redeemed, $53,968 other accrued expenses payable,
$940,172 due to manager and affiliates, $635,518 foreign capital gain taxes payable, $16,187 payable for audit fee and $35,812 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-3

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$20,107,365
Foreign taxes withheld	(1,960,961)
18,146,404
EXPENSES:
Management fees	5,733,543
Distribution fees-Service Class	392,970
Shareholder servicing fees	202,898
Accounting and administration expenses	123,708
Professional fees	91,166
Custodian fees	67,877
Trustees’ fees and expenses	20,774
Reports and statements to shareholders	16,952
Consulting fees	8,248
Pricing fees	3,954
Other	23,008
6,685,098
Less:
Management fees waived	(719,482)
Total operating expenses	5,965,616
NET INVESTMENT INCOME	12,180,788
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	50,839,961
Foreign currencies	32,806
Net realized gain	50,872,767
Net change in unrealized appreciation (depreciation) of:
Investments**	136,518,239
Foreign currencies	778,323
Net change in unrealized appreciation (depreciation)	137,296,562
NET REALIZED AND UNREALIZED GAIN	188,169,329
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,350,117

**	Includes $(198,728) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,180,788	$14,838,151
Net realized gain	50,872,767	124,578,570
Net change in unrealized appreciation (depreciation)	137,296,562	(25,425,698)
Net increase in net assets resulting from operations	200,350,117	113,991,023
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(63,024,423)
Service Class	—	(16,007,401)
	—	(79,031,824)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,892,742	74,278,387
Service Class	20,848,222	37,414,037
Reinvestment of dividends and distributions:
Standard Class	—	63,024,423
Service Class	—	16,007,401
	57,740,964	190,724,248
Cost of shares redeemed:
Standard Class	(158,669,272)	(222,780,822)
Service Class	(37,617,637)	(45,064,157)
	(196,286,909)	(267,844,979)
Decrease in net assets derived from capital share transactions	(138,545,945)	(77,120,731)
NET INCREASE (DECREASE) IN NET ASSETS	61,804,172	(42,161,532)
NET ASSETS:
Beginning of period	1,378,840,590	1,421,002,122
End of period	$1,440,644,762	$1,378,840,590
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-4

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$19.665	$19.216	$17.736	$22.641	$21.750	$19.265
Income (loss) from investment operations:
Net investment income[2]	0.188	0.218	0.217	0.193	0.160	0.156
Net realized and unrealized gain (loss)	2.836	1.385	2.328	(3.576)	2.256	2.631
Total from investment operations	3.024	1.603	2.545	(3.383)	2.416	2.787
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.401)	(0.196)	(0.157)	(0.186)
Net realized gain	—	(0.837)	(0.664)	(1.326)	(1.368)	(0.116)
Total dividends and distributions	—	(1.154)	(1.065)	(1.522)	(1.525)	(0.302)
Net asset value, end of period	$22.689	$19.665	$19.216	$17.736	$22.641	$21.750
Total return[3]	15.36%	8.10%	14.71%	(14.28% )	11.24%	14.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,111,828	$1,078,100	$1,134,818	$1,166,939	$1,442,752	$1,298,318
Ratio of expenses to average net assets	0.80%	0.79%	0.80%	0.79%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.89%	0.90%	0.89%	0.88%	0.89%
Ratio of net investment income to average net assets	1.79%	1.07%	1.14%	1.02%	0.70%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	0.97%	1.03%	0.92%	0.60%	0.73%
Portfolio turnover	7%	13%	15%	12%	18%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-5

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$19.671	$19.224	$17.746	$22.658	$21.767	$19.286
Income (loss) from investment operations:
Net investment income[2]	0.162	0.167	0.170	0.146	0.103	0.109
Net realized and unrealized gain (loss)	2.835	1.384	2.327	(3.581)	2.258	2.626
Total from investment operations	2.997	1.551	2.497	(3.435)	2.361	2.735
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.355)	(0.151)	(0.102)	(0.138)
Net realized gain	—	(0.837)	(0.664)	(1.326)	(1.368)	(0.116)
Total dividends and distributions	—	(1.104)	(1.019)	(1.477)	(1.470)	(0.254)
Net asset value, end of period	$22.668	$19.671	$19.224	$17.746	$22.658	$21.767
Total return[3]	15.22%	7.83%	14.42%	(14.50% )	10.97%	14.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$328,817	$300,741	$286,184	$260,576	$317,403	$283,856
Ratio of expenses to average net assets	1.05%	1.04%	1.05%	1.04%	1.03%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.15%	1.14%	1.15%	1.14%	1.13%	1.14%
Ratio of net investment income to average net assets	1.54%	0.82%	0.89%	0.77%	0.45%	0.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.44%	0.72%	0.78%	0.67%	0.35%	0.48%
Portfolio turnover	7%	13%	15%	12%	18%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-6

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS International Growth Fund-7

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
LVIP MFS International Growth Fund-8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$59,312
Legal	9,039
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,141 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$838,914
Distribution fees payable to LFD	66,775
Printing and mailing fees payable to Lincoln Life	528
Shareholder servicing fees payable to Lincoln Life	33,955
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$92,009,079
Sales	207,358,914
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$862,241,704
Aggregate unrealized appreciation of investments	$607,004,790
Aggregate unrealized depreciation of investments	(34,442,448)
Net unrealized appreciation of investments	$572,562,342
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP MFS International Growth Fund-9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$29,343,931	$—	$29,343,931
Brazil	15,714,369	—	—	15,714,369
Canada	114,977,372	—	—	114,977,372
China	2,110,312	13,596,234	—	15,706,546
Denmark	—	15,183,149	—	15,183,149
France	—	222,057,347	—	222,057,347
Germany	—	151,721,556	—	151,721,556
Hong Kong	—	47,152,057	—	47,152,057
India	13,931,629	7,219,157	—	21,150,786
Ireland	—	39,883,971	—	39,883,971
Japan	—	164,934,598	—	164,934,598
Luxembourg	—	6,770,245	—	6,770,245
Macau	—	5,951,286	—	5,951,286
Mexico	4,733,979	—	—	4,733,979
Netherlands	—	75,713,194	—	75,713,194
Peru	6,516,055	—	—	6,516,055
Republic of Korea	—	8,175,936	—	8,175,936
Singapore	—	34,303,498	—	34,303,498
Spain	—	38,939,179	—	38,939,179
Sweden	—	28,107,853	—	28,107,853
Switzerland	—	124,250,341	—	124,250,341
Taiwan	—	35,039,716	—	35,039,716
Thailand	—	2,449,659	—	2,449,659
United Kingdom	—	137,649,342	—	137,649,342
United States	64,520,979	—	—	64,520,979
Uruguay	4,004,081	—	—	4,004,081
Money Market Fund	1,021	—	—	1,021
Short-Term Investment	—	19,852,000	—	19,852,000
Total Investments	$226,509,797	$1,208,294,249	$—	$1,434,804,046
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP MFS International Growth Fund-10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,731,861	3,678,754
Service Class	987,920	1,851,883
Shares reinvested:
Standard Class	—	3,039,906
Service Class	—	772,425
	2,719,781	9,342,968
Shares redeemed:
Standard Class	(7,553,712)	(10,950,634)
Service Class	(1,771,038)	(2,222,060)
	(9,324,750)	(13,172,694)
Net decrease	(6,604,969)	(3,829,726)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP MFS International Growth Fund-11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund-12

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP MFS Value Fund

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.60%
Aerospace & Defense–7.94%
†Boeing Co.	245,806	$51,503,731
General Dynamics Corp.	140,847	41,079,436
Northrop Grumman Corp.	49,227	24,612,516
RTX Corp.	351,160	51,276,383
		168,472,066
Banks–9.35%
Citigroup, Inc.	423,469	36,045,681
JPMorgan Chase & Co.	342,363	99,254,458
PNC Financial Services Group, Inc.	191,816	35,758,339
Wells Fargo & Co.	341,902	27,393,188
		198,451,666
Beverages–1.36%
Diageo PLC	281,310	7,093,539
PepsiCo, Inc.	165,377	21,836,379
		28,929,918
Biotechnology–1.35%
AbbVie, Inc.	155,000	28,771,100
		28,771,100
Building Products–0.32%
Trane Technologies PLC	15,521	6,789,041
		6,789,041
Capital Markets–7.67%
Blackrock, Inc.	29,219	30,658,036
KKR & Co., Inc.	293,675	39,067,585
LPL Financial Holdings, Inc.	19,768	7,412,407
Morgan Stanley	313,790	44,200,460
Nasdaq, Inc.	463,034	41,404,500
		162,742,988
Chemicals–1.17%
Corteva, Inc.	99,869	7,443,237
DuPont de Nemours, Inc.	120,609	8,272,571
Sherwin-Williams Co.	26,378	9,057,150
		24,772,958
Construction Materials–0.60%
CRH PLC	138,539	12,717,880
		12,717,880
Consumer Finance–2.44%
American Express Co.	162,490	51,831,060
		51,831,060
Consumer Staples Distribution & Retail–0.60%
Target Corp.	129,973	12,821,836
		12,821,836
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–7.22%
American Electric Power Co., Inc.	90,719	$9,413,003
Duke Energy Corp.	359,261	42,392,798
Exelon Corp.	350,932	15,237,468
PG&E Corp.	1,605,986	22,387,445
Southern Co.	426,651	39,179,361
Xcel Energy, Inc.	362,088	24,658,193
		153,268,268
Electrical Equipment–1.13%
Eaton Corp. PLC	67,007	23,920,829
		23,920,829
Electronic Equipment, Instruments & Components–0.27%
CDW Corp.	32,315	5,771,136
		5,771,136
Food Products–2.23%
Mondelez International, Inc. Class A	340,256	22,946,865
Nestle SA	244,625	24,322,169
		47,269,034
Ground Transportation–2.14%
Canadian National Railway Co.	85,577	8,903,431
Union Pacific Corp.	158,792	36,534,863
		45,438,294
Health Care Equipment & Supplies–1.49%
Abbott Laboratories	233,337	31,736,165
		31,736,165
Health Care Providers & Services–7.46%
Cigna Group	208,646	68,974,195
Elevance Health, Inc.	62,887	24,460,527
McKesson Corp.	88,570	64,902,325
		158,337,047
Hotels, Restaurants & Leisure–1.34%
Marriott International, Inc. Class A	104,364	28,513,288
		28,513,288
Household Products–1.25%
Kimberly-Clark Corp.	105,884	13,650,566
Reckitt Benckiser Group PLC	188,648	12,852,012
		26,502,578
Industrial Conglomerates–1.69%
Honeywell International, Inc.	153,867	35,832,547
		35,832,547
LVIP MFS Value Fund-1

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–1.58%
Prologis, Inc.	318,206	$33,449,815
		33,449,815
Insurance–11.78%
Aon PLC Class A	109,319	39,000,646
Chubb Ltd.	126,208	36,564,982
Marsh & McLennan Cos., Inc.	218,562	47,786,396
Progressive Corp.	329,828	88,017,900
Travelers Cos., Inc.	144,939	38,776,980
		250,146,904
IT Services–1.75%
Accenture PLC Class A	124,364	37,171,156
		37,171,156
Machinery–2.47%
Illinois Tool Works, Inc.	90,983	22,495,547
Otis Worldwide Corp.	67,280	6,662,065
PACCAR, Inc.	245,686	23,354,911
		52,512,523
Multi-Utilities–1.74%
Dominion Energy, Inc.	654,594	36,997,653
		36,997,653
Oil, Gas & Consumable Fuels–5.70%
Chevron Corp.	188,414	26,979,000
ConocoPhillips	423,401	37,996,006
EOG Resources, Inc.	133,706	15,992,575
Exxon Mobil Corp.	372,284	40,132,215
		121,099,796
Personal Care Products–0.85%
Kenvue, Inc.	865,372	18,112,236
		18,112,236
Pharmaceuticals–4.04%
Johnson & Johnson	278,958	42,610,835
Merck & Co., Inc.	196,459	15,551,694
Pfizer, Inc.	1,137,159	27,564,734
		85,727,263
Professional Services–1.01%
Equifax, Inc.	82,810	21,478,430
		21,478,430
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–6.21%
Analog Devices, Inc.	176,552	$42,022,907
KLA Corp.	32,396	29,018,393
NXP Semiconductors NV	127,297	27,813,121
Texas Instruments, Inc.	159,006	33,012,826
		131,867,247
Specialized REITs–0.31%
Public Storage	22,193	6,511,870
		6,511,870
Specialty Retail–1.77%
Lowe's Cos., Inc.	169,496	37,606,077
		37,606,077
Trading Companies & Distributors–0.37%
WW Grainger, Inc.	7,523	7,825,725
		7,825,725
Total Common Stock (Cost $1,135,239,114)		2,093,396,394

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	15,612	15,612
Total Money Market Fund (Cost $15,612)		15,612

	Principal Amount°
SHORT-TERM INVESTMENT–1.32%
AGENCY OBLIGATIONS–1.32%
≠Federal Home Loan Bank Discount Notes 4.16% 7/1/25	28,072,000	28,072,000
		28,072,000
Total Short-Term Investment (Cost $28,072,000)		28,072,000

TOTAL INVESTMENTS–99.92% (Cost $1,163,326,726)	2,121,484,006
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,595,190
NET ASSETS APPLICABLE TO 37,772,751 SHARES OUTSTANDING–100.00%	$2,123,079,196
LVIP MFS Value Fund-2

LVIP MFS Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($1,010,682,512 / 17,952,802 Shares)	$56.297
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,112,396,684 / 19,819,949 Shares)	$56.125
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$957,346,371
Distributable earnings/(accumulated loss)	1,165,732,825
TOTAL NET ASSETS	$2,123,079,196

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $1,132,459 payable for fund shares redeemed, $25,415 other accrued expenses payable, $1,219,645 due to manager and affiliates,
$14,033 payable for audit fee and $46,916 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-3

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$25,643,110
Foreign taxes withheld	(210,100)
25,433,010
EXPENSES:
Management fees	6,084,962
Distribution fees-Service Class	1,347,311
Shareholder servicing fees	297,096
Accounting and administration expenses	175,029
Professional fees	40,263
Trustees’ fees and expenses	30,490
Reports and statements to shareholders	26,853
Custodian fees	13,177
Consulting fees	7,573
Pricing fees	2,837
Other	34,117
8,059,708
Less:
Management fees waived	(409,787)
Total operating expenses	7,649,921
NET INVESTMENT INCOME	17,783,089
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	53,779,784
Foreign currencies	18,378
Net realized gain	53,798,162
Net change in unrealized appreciation (depreciation) of:
Investments	61,690,191
Foreign currencies	94,771
Net change in unrealized appreciation (depreciation)	61,784,962
NET REALIZED AND UNREALIZED GAIN	115,583,124
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,366,213
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,783,089	$32,302,458
Net realized gain	53,798,162	149,564,452
Net change in unrealized appreciation (depreciation)	61,784,962	51,862,003
Net increase in net assets resulting from operations	133,366,213	233,728,913
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(71,408,338)
Service Class	—	(75,009,318)
	—	(146,417,656)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	75,447,500	111,936,624
Service Class	52,307,429	92,967,143
Reinvestment of dividends and distributions:
Standard Class	—	71,408,338
Service Class	—	75,009,318
	127,754,929	351,321,423
Cost of shares redeemed:
Standard Class	(93,988,721)	(185,631,010)
Service Class	(84,781,712)	(226,534,061)
	(178,770,433)	(412,165,071)
Decrease in net assets derived from capital share transactions	(51,015,504)	(60,843,648)
NET INCREASE IN NET ASSETS	82,350,709	26,467,609
NET ASSETS:
Beginning of period	2,040,728,487	2,014,260,878
End of period	$2,123,079,196	$2,040,728,487
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-4

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$52.730	$50.605	$50.824	$57.719	$47.407	$46.462
Income (loss) from investment operations:
Net investment income[2]	0.501	0.908	0.902	0.876	0.744	0.706
Net realized and unrealized gain (loss)	3.066	5.182	2.988	(4.561)	11.259	0.981
Total from investment operations	3.567	6.090	3.890	(3.685)	12.003	1.687
Less dividends and distributions from:
Net investment income	—	(0.926)	(0.885)	(0.951)	(0.758)	(0.735)
Net realized gain	—	(3.039)	(3.224)	(2.259)	(0.933)	(0.007)
Total dividends and distributions	—	(3.965)	(4.109)	(3.210)	(1.691)	(0.742)
Net asset value, end of period	$56.297	$52.730	$50.605	$50.824	$57.719	$47.407
Total return[3]	6.76%	11.84%	8.07%	(6.07% )	25.46%	3.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,010,682	$965,722	$926,670	$823,716	$962,574	$749,207
Ratio of expenses to average net assets	0.62%	0.61%	0.62%	0.63%	0.65%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.66%	0.66%	0.65%	0.67%
Ratio of net investment income to average net assets	1.86%	1.67%	1.80%	1.66%	1.38%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.82%	1.63%	1.76%	1.63%	1.38%	1.66%
Portfolio turnover	6%	12%	15%	14%	9%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-5

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$52.635	$50.524	$50.758	$57.652	$47.359	$46.426
Income (loss) from investment operations:
Net investment income[2]	0.433	0.770	0.776	0.743	0.607	0.599
Net realized and unrealized gain (loss)	3.057	5.168	2.975	(4.560)	11.239	0.969
Total from investment operations	3.490	5.938	3.751	(3.817)	11.846	1.568
Less dividends and distributions from:
Net investment income	—	(0.788)	(0.761)	(0.818)	(0.620)	(0.628)
Net realized gain	—	(3.039)	(3.224)	(2.259)	(0.933)	(0.007)
Total dividends and distributions	—	(3.827)	(3.985)	(3.077)	(1.553)	(0.635)
Net asset value, end of period	$56.125	$52.635	$50.524	$50.758	$57.652	$47.359
Total return[3]	6.63%	11.57%	7.80%	(6.31% )	25.15%	3.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,112,397	$1,075,007	$1,087,591	$1,063,891	$1,263,214	$1,108,447
Ratio of expenses to average net assets	0.87%	0.86%	0.87%	0.88%	0.90%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.90%	0.91%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets	1.61%	1.42%	1.55%	1.41%	1.13%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.38%	1.51%	1.38%	1.13%	1.41%
Portfolio turnover	6%	12%	15%	14%	9%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-6

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS Value Fund-7

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.04% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
LVIP MFS Value Fund-8

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$87,037
Legal	13,265
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,186 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$945,377
Distribution fees payable to LFD	224,295
Printing and mailing fees payable to Lincoln Life	468
Shareholder servicing fees payable to Lincoln Life	49,505
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$128,700,935
Sales	165,627,121
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,163,326,726
Aggregate unrealized appreciation of investments	$986,181,736
Aggregate unrealized depreciation of investments	(28,024,456)
Net unrealized appreciation of investments	$958,157,280
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP MFS Value Fund-9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$168,472,066	$—	$—	$168,472,066
Banks	198,451,666	—	—	198,451,666
Beverages	21,836,379	7,093,539	—	28,929,918
Biotechnology	28,771,100	—	—	28,771,100
Building Products	6,789,041	—	—	6,789,041
Capital Markets	162,742,988	—	—	162,742,988
Chemicals	24,772,958	—	—	24,772,958
Construction Materials	12,717,880	—	—	12,717,880
Consumer Finance	51,831,060	—	—	51,831,060
Consumer Staples Distribution & Retail	12,821,836	—	—	12,821,836
Electric Utilities	153,268,268	—	—	153,268,268
Electrical Equipment	23,920,829	—	—	23,920,829
Electronic Equipment, Instruments & Components	5,771,136	—	—	5,771,136
Food Products	22,946,865	24,322,169	—	47,269,034
Ground Transportation	45,438,294	—	—	45,438,294
Health Care Equipment & Supplies	31,736,165	—	—	31,736,165
Health Care Providers & Services	158,337,047	—	—	158,337,047
Hotels, Restaurants & Leisure	28,513,288	—	—	28,513,288
Household Products	13,650,566	12,852,012	—	26,502,578
Industrial Conglomerates	35,832,547	—	—	35,832,547
Industrial REITs	33,449,815	—	—	33,449,815
Insurance	250,146,904	—	—	250,146,904
IT Services	37,171,156	—	—	37,171,156
Machinery	52,512,523	—	—	52,512,523
Multi-Utilities	36,997,653	—	—	36,997,653
Oil, Gas & Consumable Fuels	121,099,796	—	—	121,099,796
Personal Care Products	18,112,236	—	—	18,112,236
Pharmaceuticals	85,727,263	—	—	85,727,263
Professional Services	21,478,430	—	—	21,478,430
Semiconductors & Semiconductor Equipment	131,867,247	—	—	131,867,247
Specialized REITs	6,511,870	—	—	6,511,870
Specialty Retail	37,606,077	—	—	37,606,077
Trading Companies & Distributors	7,825,725	—	—	7,825,725
Money Market Fund	15,612	—	—	15,612
Short-Term Investment	—	28,072,000	—	28,072,000
Total Investments	$2,049,144,286	$72,339,720	$—	$2,121,484,006
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP MFS Value Fund-10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,386,321	2,070,234
Service Class	965,840	1,713,378
Shares reinvested:
Standard Class	—	1,302,289
Service Class	—	1,371,852
	2,352,161	6,457,753
Shares redeemed:
Standard Class	(1,747,958)	(3,369,933)
Service Class	(1,569,865)	(4,187,351)
	(3,317,823)	(7,557,284)
Net decrease	(965,662)	(1,099,531)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP MFS Value Fund-11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund-12

LVIP Mondrian Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Mondrian Global Income Fund

LVIP Mondrian Global Income Fund
Statement of Net Assets
June 30, 2025 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–0.91%
Germany–0.38%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	$1,567,543
			1,567,543
Norway–0.53%
Equinor ASA 1.63% 2/17/35	EUR	2,154,000	2,155,487
			2,155,487
South Africa–0.00%
‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	96
			96
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	1,500
			1,500
Total Corporate Bonds (Cost $4,740,731)			3,724,626
ΔSOVEREIGN BONDS–61.10%
Australia–4.03%
Australia Government Bonds
0.25% 11/21/25	AUD	6,204,000	4,031,144
1.75% 6/21/51	AUD	3,000,000	1,071,732
2.75% 6/21/35	AUD	5,000,000	2,913,927
3.00% 3/21/47	AUD	3,600,000	1,810,935
3.25% 6/21/39	AUD	5,500,000	3,185,990
4.75% 4/21/27	AUD	5,100,000	3,446,052
			16,459,780
Austria–2.71%
Republic of Austria Government Bonds
0.75% 2/20/28	EUR	6,910,000	7,869,973
6.25% 7/15/27	EUR	2,500,000	3,195,684
			11,065,657
Belgium–2.23%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	944,482
0.40% 6/22/40	EUR	8,250,000	6,188,339
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	1,875,000	1,967,671
			9,100,492
Canada–2.13%
Canada Government Bonds
0.50% 12/1/30	CAD	6,144,000	3,968,661
1.00% 6/1/27	CAD	6,422,000	4,577,057
3.50% 12/1/45	CAD	200,000	146,735
			8,692,453
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
China–4.24%
China Government Bonds
2.35% 2/25/34	CNY	55,000,000	$8,073,916
2.68% 5/21/30	CNY	62,700,000	9,224,637
			17,298,553
Finland–1.25%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	5,087,391
			5,087,391
France–4.72%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	1,000,000	663,394
0.75% 5/25/52	EUR	3,750,000	2,098,087
1.50% 5/25/31	EUR	10,026,297	11,052,120
2.75% 2/25/29	EUR	4,540,000	5,423,393
			19,236,994
Germany–2.03%
Bundesrepublik Deutschland Bundesanleihe
1.25% 8/15/48	EUR	1,650,000	1,377,129
2.60% 8/15/34	EUR	2,371,000	2,802,394
4.00% 1/4/37	EUR	3,100,000	4,103,491
			8,283,014
Italy–1.69%
Italy Buoni Poliennali Del Tesoro
1.80% 3/1/41	EUR	950,000	849,191
2.45% 9/1/33	EUR	2,500,000	2,800,961
4.75% 9/1/44	EUR	2,500,000	3,249,360
			6,899,512
Japan–5.29%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,557,489
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	6,139,169
1.60% 6/20/30	JPY	300,000,000	2,144,446
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	600,000,000	2,727,280
1.70% 9/20/44	JPY	1,200,000,000	7,524,072
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	468,369
			21,560,825
Malaysia–2.19%
Malaysia Government Bonds
3.50% 5/31/27	MYR	21,094,000	5,049,663
3.90% 11/30/26	MYR	15,000,000	3,604,112
3.90% 11/16/27	MYR	1,150,000	277,857
			8,931,632
Mexico–3.87%
Mexican Bonos 7.50% 6/3/27	MXN	17,500,000	921,467
LVIP Mondrian Global Income Fund-1

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Bonos
7.75% 5/29/31	MXN	33,000,000	$1,675,316
7.75% 11/13/42	MXN	120,000,000	5,297,216
8.00% 11/7/47	MXN	161,700,000	7,145,667
8.50% 11/18/38	MXN	15,100,000	739,264
			15,778,930
Netherlands–1.29%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,620,159
2.75% 1/15/47	EUR	3,300,000	3,654,493
			5,274,652
New Zealand–6.21%
New Zealand Government Bonds
1.75% 5/15/41	NZD	19,640,000	7,763,778
2.00% 5/15/32	NZD	8,900,000	4,710,630
3.00% 4/20/29	NZD	7,000,000	4,161,970
4.50% 4/15/27	NZD	14,000,000	8,706,419
			25,342,797
Norway–1.32%
Kommunalbanken AS 0.05% 10/24/29	EUR	5,068,000	5,378,408
			5,378,408
Republic of Korea–4.27%
Korea Treasury Bonds
3.50% 9/10/28	KRW	11,100,000,000	8,472,154
3.88% 12/10/26	KRW	11,815,920,000	8,938,337
			17,410,491
Spain–4.05%
Spain Government Bonds
2.70% 1/31/30	EUR	4,000,000	4,761,940
3.15% 4/30/35	EUR	10,000,000	11,762,191
			16,524,131
United Kingdom–7.58%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	3,436,885
1.25% 10/22/41	GBP	12,300,000	9,919,110
1.25% 7/31/51	GBP	4,750,000	2,849,930
1.75% 9/7/37	GBP	2,652,000	2,658,305
4.25% 12/7/27	GBP	2,500,000	3,479,560
4.50% 9/7/34	GBP	6,200,000	8,580,636
			30,924,426
Total Sovereign Bonds (Cost $262,245,556)			249,250,138
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–4.55%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	$8,601,346
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	9,946,100
Total Supranational Banks (Cost $24,010,829)			18,547,446
U.S. TREASURY OBLIGATIONS–31.87%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,458,320
2.25% 5/15/41		12,900,000	9,368,625
2.50% 2/15/46		11,400,000	7,899,844
2.75% 8/15/42		10,000,000	7,651,953
3.13% 8/15/44		8,800,000	6,938,594
3.63% 8/15/43		3,600,000	3,097,125
3.63% 2/15/53		12,381,100	10,107,040
4.50% 5/15/38		7,300,000	7,386,117
U.S. Treasury Notes
1.13% 2/15/31		9,500,000	8,219,727
1.25% 8/15/31		17,000,000	14,542,969
2.00% 8/15/25		11,750,000	11,713,877
2.75% 2/15/28		13,100,000	12,788,363
4.13% 9/30/27		7,700,000	7,770,082
4.25% 1/31/26		12,052,000	12,051,529
Total U.S. Treasury Obligations (Cost $143,584,965)			129,994,165

	Number of Shares
MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	3,634,270	3,634,270
Total Money Market Fund (Cost $3,634,270)		3,634,270

TOTAL INVESTMENTS–99.32% (Cost $438,216,351)	405,150,645
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	2,775,623
NET ASSETS APPLICABLE TO 43,208,816 SHARES OUTSTANDING –100.00%	$407,926,268
LVIP Mondrian Global Income Fund-2

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND STANDARD CLASS ($48,196,302 / 5,044,837 Shares)	$9.554
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND SERVICE CLASS ($359,729,966 / 38,163,979 Shares)	$9.426
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$491,052,122
Distributable earnings/(accumulated loss)	(83,125,854)
TOTAL NET ASSETS	$407,926,268

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

★Includes $86,025 payable for fund shares redeemed, $8,416 cash collateral due to brokers for certain open bilateral derivatives, $38,148 other accrued expenses payable, $265,729 due to manager and affiliates, $170 due to custodian, $34,579 payable for audit fee and $25,933 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(19,817,500)	USD	12,726,224	7/31/25	$—	$(324,872)
SSB	AUD	1,046,500	USD	(678,522)	7/31/25	10,665	—
SSB	CAD	(11,626,500)	USD	8,461,821	7/31/25	—	(90,623)
SSB	CNY	29,514,500	USD	(4,081,714)	7/31/25	53,997	—
SSB	EUR	(29,913,000)	USD	34,398,245	7/31/25	—	(914,669)
SSB	EUR	1,814,000	USD	(2,074,344)	7/31/25	67,120	—
SSB	GBP	(23,895,500)	USD	31,873,750	7/31/25	—	(931,180)
SSB	GBP	1,672,000	USD	(2,234,000)	7/31/25	61,404	—
SSB	JPY	4,018,202,500	USD	(28,664,183)	7/31/25	—	(657,815)
SSB	MXN	(326,930,000)	USD	16,502,280	7/31/25	—	(860,922)
SSB	MXN	37,115,500	USD	(1,917,065)	7/31/25	54,134	—
SSB	NOK	262,199,000	USD	(25,273,533)	7/31/25	744,757	—
SSB	NZD	(41,426,000)	USD	24,878,763	7/31/25	—	(399,043)
Total Foreign Currency Exchange Contracts						$992,077	$(4,179,124)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
LVIP Mondrian Global Income Fund-3

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-4

LVIP Mondrian Global Income Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$6,416,978
Foreign taxes withheld	(35,631)
6,381,347
EXPENSES:
Management fees	1,352,620
Distribution fees-Service Class	460,233
Shareholder servicing fees	60,348
Accounting and administration expenses	48,255
Professional fees	43,441
Custodian fees	35,749
Reports and statements to shareholders	9,697
Trustees’ fees and expenses	6,268
Pricing fees	5,426
Consulting fees	4,716
Other	17,259
2,044,012
Less:
Management fees waived	(216,751)
Total operating expenses	1,827,261
NET INVESTMENT INCOME	4,554,086
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,992,580)
Foreign currencies	268,743
Foreign currency exchange contracts	302,939
Net realized loss	(5,420,898)
Net change in unrealized appreciation (depreciation) of:
Investments	34,857,842
Foreign currencies	167,377
Foreign currency exchange contracts	(6,141,328)
Net change in unrealized appreciation (depreciation)	28,883,891
NET REALIZED AND UNREALIZED GAIN	23,462,993
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,017,079
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,554,086	$9,502,447
Net realized loss	(5,420,898)	(8,126,040)
Net change in unrealized appreciation (depreciation)	28,883,891	(25,420,986)
Net increase (decrease) in net assets resulting from operations	28,017,079	(24,044,579)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital:
Standard Class	—	(1,075,459)
Service Class	—	(7,617,149)
	—	(8,692,608)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,462,831	15,821,496
Service Class	7,284,753	40,603,342
Reinvestment of dividends and distributions:
Standard Class	—	1,075,459
Service Class	—	7,617,149
	11,747,584	65,117,446
Cost of shares redeemed:
Standard Class	(7,644,721)	(13,990,436)
Service Class	(50,337,954)	(61,964,409)
	(57,982,675)	(75,954,845)
Decrease in net assets derived from capital share transactions	(46,235,091)	(10,837,399)
NET DECREASE IN NET ASSETS	(18,218,012)	(43,574,586)
NET ASSETS:
Beginning of period	426,144,280	469,718,866
End of period	$407,926,268	$426,144,280
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-5

LVIP Mondrian Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22[2]	12/31/21[3]	12/31/20
Net asset value, beginning of period	$8.929	$9.625	$9.253	$10.903	$12.086	$11.522
Income (loss) from investment operations:
Net investment income[4]	0.110	0.218	0.182	0.123	0.088	0.138
Net realized and unrealized gain (loss)	0.515	(0.708)	0.190	(1.773)	(0.693)	0.641
Total from investment operations	0.625	(0.490)	0.372	(1.650)	(0.605)	0.779
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.175)	(0.198)
Net realized gain	—	—	—	—	(0.217)	(0.017)
Return of capital	—	(0.206)	—	—	(0.186)	—
Total dividends and distributions	—	(0.206)	—	—	(0.578)	(0.215)
Net asset value, end of period	$9.554	$8.929	$9.625	$9.253	$10.903	$12.086
Total return[5]	6.99%	(5.15% )	4.02%	(15.13% )	(5.09% )	6.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,196	$48,062	$48,787	$120,770	$201,394	$184,379
Ratio of expenses to average net assets	0.66%	0.66%	0.65%	0.64%	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.76%	0.76%
Ratio of net investment income to average net assets	2.41%	2.34%	1.96%	1.27%	0.76%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	2.24%	1.85%	1.16%	0.67%	1.09%
Portfolio turnover	13%	7%	27%	40%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[3]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-6

LVIP Mondrian Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22[2]	12/31/21[3]	12/31/20
Net asset value, beginning of period	$8.820	$9.510	$9.165	$10.826	$12.006	$11.447
Income (loss) from investment operations:
Net investment income[4]	0.097	0.192	0.156	0.098	0.059	0.107
Net realized and unrealized gain (loss)	0.509	(0.700)	0.189	(1.759)	(0.689)	0.637
Total from investment operations	0.606	(0.508)	0.345	(1.661)	(0.630)	0.744
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.156)	(0.168)
Net realized gain	—	—	—	—	(0.217)	(0.017)
Return of capital	—	(0.182)	—	—	(0.177)	—
Total dividends and distributions	—	(0.182)	—	—	(0.550)	(0.185)
Net asset value, end of period	$9.426	$8.820	$9.510	$9.165	$10.826	$12.006
Total return[5]	6.87%	(5.40% )	3.76%	(15.34% )	(5.33% )	6.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$359,730	$378,082	$420,932	$431,610	$574,126	$584,793
Ratio of expenses to average net assets	0.91%	0.91%	0.90%	0.89%	0.92%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.01%	1.00%	1.01%	1.01%
Ratio of net investment income to average net assets	2.16%	2.09%	1.71%	1.02%	0.51%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	1.99%	1.60%	0.91%	0.42%	0.84%
Portfolio turnover	13%	7%	27%	40%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[3]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-7

LVIP Mondrian Global Income Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign
LVIP Mondrian Global Income Fund-8

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Mondrian Global Income Fund is $670,552 and $652,930 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$17,858
Legal	2,722
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian Global Income Fund-9

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,346 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$182,140
Distribution fees payable to LFD	73,607
Printing and mailing fees payable to Lincoln Life	310
Shareholder servicing fees payable to Lincoln Life	9,672
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$45,349,647
Purchases of U.S. government securities	5,404,901
Sales other than U.S. government securities	59,132,577
Sales of U.S. government securities	45,914,438
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$438,216,351
Aggregate unrealized appreciation of investments and derivatives	$11,259,926
Aggregate unrealized depreciation of investments and derivatives	(47,512,679)
Net unrealized depreciation of investments and derivatives	$(36,252,753)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP Mondrian Global Income Fund-10

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$3,724,626	$—	$3,724,626
Sovereign Bonds	—	249,250,138	—	249,250,138
Supranational Banks	—	18,547,446	—	18,547,446
U.S. Treasury Obligations	—	129,994,165	—	129,994,165
Money Market Fund	3,634,270	—	—	3,634,270
Total Investments	$3,634,270	$401,516,375	$—	$405,150,645
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$992,077	$—	$992,077
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,179,124)	$—	$(4,179,124)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	485,535	1,710,470
Service Class	802,691	4,463,778
Shares reinvested:
Standard Class	—	116,961
Service Class	—	838,432
	1,288,226	7,129,641
Shares redeemed:
Standard Class	(823,608)	(1,513,394)
Service Class	(5,504,132)	(6,699,660)
	(6,327,740)	(8,213,054)
Net decrease	(5,039,514)	(1,083,413)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Mondrian Global Income Fund-11

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$992,077	Receivables and other assets net of liabilities	$(4,179,124)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$302,939	$(6,141,328)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$88,549,617	$140,890,608
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP Mondrian Global Income Fund-12

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
State Street Bank & Trust Company	$992,077	$(4,179,124)	$(3,187,047)
Total	$992,077	$(4,179,124)	$(3,187,047)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
State Street Bank & Trust Company	$(3,187,047)	$—	$—	$—	$—	$(3,187,047)
Total	$(3,187,047)	$—	$—	$—	$—	$(3,187,047)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Mondrian Global Income Fund-13

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian Global Income Fund-14

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.11%
Australia–1.19%
Aurizon Holdings Ltd.	6,687,850	$13,339,981
		13,339,981
Austria–1.50%
ANDRITZ AG	224,565	16,725,105
		16,725,105
France–14.70%
Bouygues SA	638,138	28,859,606
Capgemini SE	143,348	24,546,401
Carrefour SA	1,047,885	14,781,707
Kering SA	56,296	12,264,401
Pernod Ricard SA	265,005	26,434,617
Sanofi SA	271,999	26,333,245
Vinci SA	211,168	31,141,025
		164,361,002
Germany–9.69%
Allianz SE	90,540	36,744,156
Deutsche Post AG	591,718	27,408,298
Evonik Industries AG	905,273	18,701,655
Merck KGaA	196,388	25,463,355
		108,317,464
Hong Kong–5.18%
AIA Group Ltd.	2,047,400	18,546,248
CK Hutchison Holdings Ltd.	3,607,000	22,210,752
Jardine Matheson Holdings Ltd.	356,300	17,124,737
		57,881,737
Italy–7.23%
Enel SpA	4,065,276	38,582,349
Eni SpA	529,192	8,548,632
Snam SpA	5,563,140	33,677,524
		80,808,505
Japan–24.92%
FUJIFILM Holdings Corp.	1,219,900	26,417,630
Fujitsu Ltd.	1,370,800	33,254,745
Hitachi Ltd.	501,500	14,575,762
Honda Motor Co. Ltd.	1,462,700	14,104,591
KDDI Corp.	1,215,300	20,867,405
Komatsu Ltd.	151,400	4,995,222
Kyocera Corp.	446,200	5,359,020
Minebea Mitsumi, Inc.	1,051,000	15,369,538
Mitsubishi Electric Corp.	682,100	14,671,266
Nippon Telegraph & Telephone Corp.	14,607,600	15,617,132
Panasonic Holdings Corp.	1,980,000	21,184,651
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Secom Co. Ltd.	484,600	$17,409,205
Sompo Holdings, Inc.	503,500	15,172,866
Sony Group Corp.	1,368,600	35,584,018
Toyota Industries Corp.	213,000	24,039,758
		278,622,809
Netherlands–1.71%
Koninklijke Philips NV	794,677	19,082,064
		19,082,064
Singapore–3.14%
United Overseas Bank Ltd.	1,239,981	35,096,052
		35,096,052
Spain–3.29%
Banco Santander SA	4,446,805	36,823,448
		36,823,448
Switzerland–4.02%
Nestle SA	326,667	32,479,305
Roche Holding AG	38,073	12,427,775
		44,907,080
United Kingdom–22.54%
Associated British Foods PLC	979,529	27,675,933
BP PLC	3,640,025	18,135,665
British American Tobacco PLC	750,397	35,678,611
GSK PLC	1,624,102	30,965,868
Imperial Brands PLC	424,599	16,775,960
Kingfisher PLC	2,083,715	8,321,509
Lloyds Banking Group PLC	35,738,499	37,579,587
Shell PLC	567,301	19,792,858
SSE PLC	1,527,202	38,455,120
WPP PLC	2,637,596	18,571,276
		251,952,387
Total Common Stock (Cost $830,230,421)		1,107,917,634

MONEY MARKET FUND–0.32%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	3,545,178	3,545,178
Total Money Market Fund (Cost $3,545,178)		3,545,178

TOTAL INVESTMENTS–99.43% (Cost $833,775,599)	1,111,462,812
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	6,347,665
NET ASSETS APPLICABLE TO 54,650,934 SHARES OUTSTANDING–100.00%	$1,117,810,477
LVIP Mondrian International Value Fund-1

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($836,034,689 / 40,852,783 Shares)	$20.465
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($281,775,788 / 13,798,151 Shares)	$20.421
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$784,793,896
Distributable earnings/(accumulated loss)	333,016,581
TOTAL NET ASSETS	$1,117,810,477

ΔSecurities have been classified by country of origin.

★Includes $1,605,523 payable for securities purchased, $1,085,693 payable for fund shares redeemed, $42,112 other accrued expenses payable, $693,449 due to manager and affiliates, $16,187 payable for audit fee and $28,866 payable for fund accounting fee as of June 30,
2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-2

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$31,171,804
Foreign taxes withheld	(2,903,371)
28,268,433
EXPENSES:
Management fees	3,771,408
Distribution fees-Service Class	342,546
Shareholder servicing fees	160,713
Accounting and administration expenses	98,369
Professional fees	84,060
Custodian fees	58,763
Reports and statements to shareholders	16,776
Trustees’ fees and expenses	16,153
Consulting fees	5,530
Pricing fees	3,516
Other	16,876
4,574,710
Less:
Management fees waived	(80,213)
Total operating expenses	4,494,497
NET INVESTMENT INCOME	23,773,936
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	46,753,713
Foreign currencies	321,396
Net realized gain	47,075,109
Net change in unrealized appreciation (depreciation) of:
Investments	157,724,502
Foreign currencies	567,732
Net change in unrealized appreciation (depreciation)	158,292,234
NET REALIZED AND UNREALIZED GAIN	205,367,343
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$229,141,279
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,773,936	$32,384,565
Net realized gain	47,075,109	78,032,754
Net change in unrealized appreciation (depreciation)	158,292,234	(57,464,254)
Net increase in net assets resulting from operations	229,141,279	52,953,065
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(35,527,889)
Service Class	—	(10,404,067)
	—	(45,931,956)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,666,164	116,213,495
Service Class	18,033,830	44,548,885
Reinvestment of dividends and distributions:
Standard Class	—	35,527,889
Service Class	—	10,404,067
	45,699,994	206,694,336
Cost of shares redeemed:
Standard Class	(183,472,402)	(151,404,345)
Service Class	(49,939,992)	(59,181,710)
	(233,412,394)	(210,586,055)
Decrease in net assets derived from capital share transactions	(187,712,400)	(3,891,719)
NET INCREASE IN NET ASSETS	41,428,879	3,129,390
NET ASSETS:
Beginning of period	1,076,381,598	1,073,252,208
End of period	$1,117,810,477	$1,076,381,598
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-3

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.657	$16.597	$14.273	$16.478	$15.341	$16.962
Income (loss) from investment operations:
Net investment income[2]	0.401	0.524	0.475	0.435	0.466	0.340
Net realized and unrealized gain (loss)	3.407	0.285	2.384	(2.215)	1.249	(1.243)
Total from investment operations	3.808	0.809	2.859	(1.780)	1.715	(0.903)
Less dividends and distributions from:
Net investment income	—	(0.565)	(0.535)	(0.425)	(0.578)	(0.343)
Net realized gain	—	(0.184)	—	—	—	(0.375)
Total dividends and distributions	—	(0.749)	(0.535)	(0.425)	(0.578)	(0.718)
Net asset value, end of period	$20.465	$16.657	$16.597	$14.273	$16.478	$15.341
Total return[3]	22.86%	4.70%	20.11%	(10.76% )	11.26%	(4.97% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$836,034	$819,125	$813,764	$588,377	$718,353	$655,155
Ratio of expenses to average net assets	0.75%	0.74%	0.75%	0.76%	0.75%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.77%	0.78%	0.76%	0.78%
Ratio of net investment income to average net assets	4.35%	3.01%	3.01%	2.90%	2.78%	2.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.34%	2.99%	3.00%	2.88%	2.77%	2.40%
Portfolio turnover	16%	32%	25%	23%	22%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-4

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.642	$16.583	$14.262	$16.465	$15.327	$16.953
Income (loss) from investment operations:
Net investment income[2]	0.378	0.480	0.434	0.397	0.423	0.304
Net realized and unrealized gain (loss)	3.401	0.283	2.381	(2.213)	1.250	(1.247)
Total from investment operations	3.779	0.763	2.815	(1.816)	1.673	(0.943)
Less dividends and distributions from:
Net investment income	—	(0.520)	(0.494)	(0.387)	(0.535)	(0.308)
Net realized gain	—	(0.184)	—	—	—	(0.375)
Total dividends and distributions	—	(0.704)	(0.494)	(0.387)	(0.535)	(0.683)
Net asset value, end of period	$20.421	$16.642	$16.583	$14.262	$16.465	$15.327
Total return[3]	22.71%	4.43%	19.81%	(10.98% )	10.99%	(5.21% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281,776	$257,257	$259,488	$245,783	$289,275	$289,235
Ratio of expenses to average net assets	1.00%	0.99%	1.00%	1.01%	1.00%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.02%	1.03%	1.01%	1.03%
Ratio of net investment income to average net assets	4.10%	2.76%	2.76%	2.65%	2.53%	2.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.09%	2.74%	2.75%	2.63%	2.52%	2.15%
Portfolio turnover	16%	32%	25%	23%	22%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-5

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Mondrian International Value Fund-6

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $1,383,105 and $1,380,706 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$46,986
Legal	7,160
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian International Value Fund-7

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,449 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$607,936
Distribution fees payable to LFD	58,179
Printing and mailing fees payable to Lincoln Life	886
Shareholder servicing fees payable to Lincoln Life	26,448
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$180,633,125
Sales	346,272,142
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$833,775,599
Aggregate unrealized appreciation of investments	$310,982,108
Aggregate unrealized depreciation of investments	(33,294,895)
Net unrealized appreciation of investments	$277,687,213
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Mondrian International Value Fund-8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$13,339,981	$—	$13,339,981
Austria	—	16,725,105	—	16,725,105
France	—	164,361,002	—	164,361,002
Germany	—	108,317,464	—	108,317,464
Hong Kong	—	57,881,737	—	57,881,737
Italy	—	80,808,505	—	80,808,505
Japan	—	278,622,809	—	278,622,809
Netherlands	—	19,082,064	—	19,082,064
Singapore	—	35,096,052	—	35,096,052
Spain	—	36,823,448	—	36,823,448
Switzerland	—	44,907,080	—	44,907,080
United Kingdom	—	251,952,387	—	251,952,387
Money Market Fund	3,545,178	—	—	3,545,178
Total Investments	$3,545,178	$1,107,917,634	$—	$1,111,462,812
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,437,300	6,780,568
Service Class	970,695	2,610,176
Shares reinvested:
Standard Class	—	2,044,890
Service Class	—	598,917
	2,407,995	12,034,551
Shares redeemed:
Standard Class	(9,760,746)	(8,680,415)
Service Class	(2,630,577)	(3,399,094)
	(12,391,323)	(12,079,509)
Net decrease	(9,983,328)	(44,958)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Mondrian International Value Fund-9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.52%
INVESTMENT COMPANIES–96.52%
Equity Fund–38.39%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,656,110	$37,562,239
		37,562,239
International Equity Funds–58.13%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	652,286	9,560,557
LVIP Franklin Templeton Multi-Factor International Equity Fund	962,829	9,498,309
LVIP Loomis Sayles Global Growth Fund	1,850,823	37,827,116
		56,885,982
Total Affiliated Investments (Cost $53,133,801)		94,448,221

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.24%
INVESTMENT COMPANY–3.24%
Money Market Fund–3.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	3,176,175	$3,176,175
Total Unaffiliated Investment (Cost $3,176,175)		3,176,175

TOTAL INVESTMENTS–99.76% (Cost $56,309,976)	97,624,396
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	230,050
NET ASSETS APPLICABLE TO 6,252,111 SHARES OUTSTANDING–100.00%	$97,854,446

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	CME British Pound Currency Futures	$171,562	$169,130	9/15/25	$2,432	$—
2	CME Euro Foreign Exchange Currency Futures	295,900	288,678	9/15/25	7,222	—
3	CME Japanese Yen Currency Futures	262,294	261,653	9/15/25	641	—
					10,295	—
Equity Contracts:
3	CME E-mini Russell 2000 Index Futures	328,755	323,614	9/19/25	5,141	—
5	CME E-mini S&P 500 Index Futures	1,563,437	1,520,534	9/19/25	42,903	—
2	CME E-mini S&P MidCap 400 Index Futures	625,100	615,760	9/19/25	9,340	—
6	Eurex EURO STOXX 50 Futures	376,497	378,237	9/19/25	—	(1,740)
2	FTSE 100 Index Futures	241,298	243,326	9/19/25	—	(2,028)
3	ICE U.S. MSCI Emerging Markets Index Futures	185,025	182,287	9/19/25	2,738	—
1	OSE Nikkei 225 Index Futures	281,310	266,800	9/11/25	14,510	—
					74,632	(3,768)
Total Futures Contracts					$84,927	$(3,768)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund-1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$94,448,221
Unaffiliated investments, at value	3,176,175
Cash collateral held at broker for futures contracts	282,821
Receivable for securities sold	153,934
Variation margin due from broker on futures contracts	12,064
Expense reimbursement receivable from Lincoln Financial Investments Corporation	11,233
Dividends and interest receivable	10,907
Receivable for fund shares sold	429
Prepaid expenses	223
TOTAL ASSETS	98,096,007
LIABILITIES:
Payable for fund shares redeemed	162,464
Due to manager and affiliates	45,073
Payable for audit fee	14,033
Payable for fund accounting fee	12,810
Other accrued expenses payable	7,181
TOTAL LIABILITIES	241,561
TOTAL NET ASSETS	$97,854,446
Affiliated investments, at cost	$53,133,801
Unaffiliated investments, at cost	3,176,175
Standard Class:
Net Assets	$2,076,860
Shares Outstanding	132,329
Net Asset Value Per Share	$15.695
Service Class:
Net Assets	$95,777,586
Shares Outstanding	6,119,782
Net Asset Value Per Share	$15.650
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$57,235,867
Distributable earnings/(accumulated loss)	40,618,579
TOTAL NET ASSETS	$97,854,446
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$86,240
EXPENSES:
Distribution fees-Service Class	159,682
Management fees	93,142
Accounting and administration expenses	23,129
Professional fees	18,855
Shareholder servicing fees	13,506
Consulting fees	3,704
Custodian fees	3,368
Reports and statements to shareholders	2,440
Trustees’ fees and expenses	1,399
Pricing fees	314
Other	2,170
321,709
Less:
Expenses reimbursed	(64,228)
Total operating expenses	257,481
NET INVESTMENT LOSS	(171,241)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	2,422,412
Foreign currencies	(3,533)
Futures contracts	(3,286,539)
Net realized loss	(867,660)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	7,373,652
Foreign currencies	(132)
Futures contracts	287,004
Net change in unrealized appreciation (depreciation)	7,660,524
NET REALIZED AND UNREALIZED GAIN	6,792,864
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,621,623
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(171,241)	$626,007
Net realized gain (loss)	(867,660)	7,417,383
Net change in unrealized appreciation (depreciation)	7,660,524	6,700,073
Net increase in net assets resulting from operations	6,621,623	14,743,463
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(134,279)
Service Class	—	(6,313,148)
	—	(6,447,427)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	432,892	806,000
Service Class	6,456,167	8,094,671
Reinvestment of dividends and distributions:
Standard Class	—	134,279
Service Class	—	6,313,148
	6,889,059	15,348,098
Cost of shares redeemed:
Standard Class	(383,619)	(735,964)
Service Class	(10,870,280)	(20,154,457)
	(11,253,899)	(20,890,421)
Decrease in net assets derived from capital share transactions	(4,364,840)	(5,542,323)
NET INCREASE IN NET ASSETS	2,256,783	2,753,713
NET ASSETS:
Beginning of period	95,597,663	92,843,950
End of period	$97,854,446	$95,597,663
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$14.638	$13.466	$11.160	$13.930	$12.236	$10.826
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.146	0.145	0.178	0.121	0.097
Net realized and unrealized gain (loss)	1.059	2.124	2.761	(2.679)	1.824	1.568
Total from investment operations	1.057	2.270	2.906	(2.501)	1.945	1.665
Less dividends and distributions from:
Net investment income	—	(0.215)	(0.178)	(0.177)	(0.251)	(0.255)
Net realized gain	—	(0.883)	(0.422)	(0.065)	—	—
Return of capital	—	—	—	(0.027)	—	—
Total dividends and distributions	—	(1.098)	(0.600)	(0.269)	(0.251)	(0.255)
Net asset value, end of period	$15.695	$14.638	$13.466	$11.160	$13.930	$12.236
Total return[4]	7.22%	16.84%	26.01%	(17.93% )	15.90%	15.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,077	$1,884	$1,507	$3,189	$3,850	$3,236
Ratio of expenses to average net assets[5]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.33%	0.37%	0.40%	0.38%	0.43%
Ratio of net investment income (loss) to average net assets	(0.02% )[6]	0.99%	1.16%	1.50%	0.89%	0.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[6]	0.87%	1.00%	1.31%	0.72%	0.71%
Portfolio turnover	8%	14%	15%	18%	12%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$14.622	$13.452	$11.145	$13.907	$12.219	$10.818
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.094	0.101	0.136	0.073	0.060
Net realized and unrealized gain (loss)	1.055	2.119	2.752	(2.672)	1.820	1.561
Total from investment operations	1.028	2.213	2.853	(2.536)	1.893	1.621
Less dividends and distributions from:
Net investment income	—	(0.160)	(0.124)	(0.134)	(0.205)	(0.220)
Net realized gain	—	(0.883)	(0.422)	(0.065)	—	—
Return of capital	—	—	—	(0.027)	—	—
Total dividends and distributions	—	(1.043)	(0.546)	(0.226)	(0.205)	(0.220)
Net asset value, end of period	$15.650	$14.622	$13.452	$11.145	$13.907	$12.219
Total return[4]	7.03%	16.44%	25.58%	(18.22% )	15.49%	15.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,777	$93,714	$91,337	$98,707	$127,109	$100,707
Ratio of expenses to average net assets[5]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.70%	0.68%	0.72%	0.75%	0.73%	0.78%
Ratio of net investment income (loss) to average net assets	(0.37% )[6]	0.64%	0.81%	1.15%	0.54%	0.58%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.51% )[6]	0.52%	0.65%	0.96%	0.37%	0.36%
Portfolio turnover	8%	14%	15%	18%	12%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively,  the “Underlying Funds”). The Fund is advised by LFI. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Multi-Manager Global Equity Managed Volatility Fund-7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.20% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$192,960	$158,596	$119,895	$471,451
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$3,974
Legal	606
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $675 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Multi-Manager Global Equity Managed Volatility Fund-8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$11,233
Management fees payable to LFI	15,761
Distribution fees payable to LFD	27,005
Printing and mailing fees payable to Lincoln Life	22
Shareholder servicing fees payable to Lincoln Life	2,285
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.52%@
Equity Fund-38.39%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,756,796	$4,653,232	$4,347,962	$230,052	$1,270,121	$37,562,239	1,656,110	$—	$—
International Equity Funds-58.13%@
✧✧LVIP Dimensional International Core Equity Fund	9,203,189	458,554	1,910,014	163,006	1,645,822	9,560,557	652,286	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	9,186,530	458,554	2,081,064	166,270	1,768,019	9,498,309	962,829	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	36,822,504	2,005,847	5,554,009	1,863,084	2,689,690	37,827,116	1,850,823	—	—
Total	$90,969,019	$7,576,187	$13,893,049	$2,422,412	$7,373,652	$94,448,221		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$7,576,187
Sales	13,893,049
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$56,309,976
Aggregate unrealized appreciation of investments and derivatives	$41,399,347
Aggregate unrealized depreciation of investments and derivatives	(3,768)
Net unrealized appreciation of investments and derivatives	$41,395,579
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
LVIP Multi-Manager Global Equity Managed Volatility Fund-9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$94,448,221	$—	$—	$94,448,221
Unaffiliated Investment Company	3,176,175	—	—	3,176,175
Total Investments	$97,624,396	$—	$—	$97,624,396
Derivatives:
Assets:
Futures Contracts	$84,927	$—	$—	$84,927
Liabilities:
Futures Contracts	$(3,768)	$—	$—	$(3,768)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	28,729	56,126
Service Class	438,307	555,079
Shares reinvested:
Standard Class	—	9,110
Service Class	—	428,865
	467,036	1,049,180
Shares redeemed:
Standard Class	(25,076)	(48,492)
Service Class	(727,659)	(1,364,491)
	(752,735)	(1,412,983)
Net decrease	(285,699)	(363,803)
LVIP Multi-Manager Global Equity Managed Volatility Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$74,632	Variation margin due from broker on futures contracts	$(3,768)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	10,295	Variation margin due from broker on futures contracts	—
Total		$84,927		$(3,768)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Multi-Manager Global Equity Managed Volatility Fund-11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,163,371)	$250,003
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(123,168)	37,001
Total		$(3,286,539)	$287,004
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,409,299	$2,851,947
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-12

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–17.84%
Federal Home Loan Mortgage Corp. REMICS
Series 4141 Class PA 1.50% 12/15/42	4,848,305	$4,122,719
•Series 4347 Class WF 4.86% (30 day USD SOFR Average + 0.51%) 1/15/40	523,897	520,088
•Series 4367 Class GF 4.81% (30 day USD SOFR Average + 0.46%) 3/15/37	1,424,687	1,408,421
•Series 4419 Class AF 4.80% (30 day USD SOFR Average + 0.45%) 6/15/40	848,172	840,751
•Series 4730 Class WF 4.81% (30 day USD SOFR Average + 0.46%) 8/15/38	1,601,731	1,587,727
•Series 4906 Class WF 4.86% (30 day USD SOFR Average + 0.51%) 12/15/38	1,997,509	1,970,586
Series 4948 Class E 2.50% 10/25/48	276,085	249,910
Series 5115 Class CD 1.00% 8/15/44	4,461,439	3,835,914
•Series 5480 Class FG 5.46% (30 day USD SOFR Average + 1.15%) 12/25/54	2,908,822	2,907,912
•Series 5484 Class FA 5.51% (30 day USD SOFR Average + 1.20%) 12/25/54	2,069,974	2,067,338
•Series 5493 Class FK 5.46% (30 day USD SOFR Average + 1.15%) 1/25/55	2,658,738	2,652,739
•Series 5500 Class FA 5.51% (30 day USD SOFR Average + 1.20%) 2/25/55	3,277,676	3,276,173
•Series 5500 Class GF 5.26% (30 day USD SOFR Average + 0.95%) 10/25/54	3,272,102	3,270,558
•Series 5508 Class DF 5.31% (30 day USD SOFR Average + 1.00%) 2/25/55	2,057,175	2,052,878
•Series 5511 Class FG 5.46% (30 day USD SOFR Average + 1.15%) 3/25/55	2,398,724	2,393,386
•Series 5513 Class MF 5.25% (30 day USD SOFR Average + 0.94%) 11/25/54	11,891,707	11,853,151
•Series 5517 Class FE 5.26% (30 day USD SOFR Average + 0.95%) 3/25/55	745,105	746,195
•Series 5517 Class VF 5.26% (30 day USD SOFR Average + 0.95%) 3/25/55	5,197,747	5,181,942
•Series 5532 Class FA 5.26% (30 day USD SOFR Average + 0.95%) 4/25/55	6,106,823	6,090,106
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5534 Class FM 5.24% (30 day USD SOFR Average + 0.93%) 5/25/55	6,042,807	$6,036,820
•Series 5544 Class F 5.31% (30 day USD SOFR Average + 1.00%) 6/25/55	3,619,790	3,621,374
•Series 5549 Class CF 5.31% (30 day USD SOFR Average + 1.00%) 10/25/52	4,347,369	4,349,738
•Series 5557 Class FM 5.40% (30 day USD SOFR Average + 1.10%) 7/25/55	1,600,000	1,599,502
•Series 5560 Class FB 5.31% (30 day USD SOFR Average + 1.00%) 6/25/55	1,500,000	1,500,729
•Federal Home Loan Mortgage Corp. STRIPS
Series 328 Class F4 4.81% (30 day USD SOFR Average + 0.46%) 2/15/38	1,462,623	1,450,472
Series 330 Class F4 4.81% (30 day USD SOFR Average + 0.46%) 10/15/37	661,908	656,302
Federal National Mortgage Association REMICS
•Series 2011-86 Class NF 4.97% (30 day USD SOFR Average + 0.66%) 9/25/41	561,992	558,782
Series 2013-6 Class JB 1.50% 2/25/43	4,555,346	3,921,805
•Series 2014-49 Class AF 4.78% (30 day USD SOFR Average + 0.43%) 8/25/44	240,758	238,995
•Series 2017-95 Class FA 4.81% (30 day USD SOFR Average + 0.46%) 11/25/47	1,375,371	1,364,137
•Series 2019-53 Class FA 4.86% (30 day USD SOFR Average + 0.51%) 9/25/49	1,443,128	1,401,429
•Series 2020-29 Class FC 5.26% (30 day USD SOFR Average + 0.91%) 5/25/50	1,690,096	1,698,167
•Series 2024-100 Class FA 5.41% (30 day USD SOFR Average + 1.10%) 6/25/54	3,006,064	2,993,753
•Series 2024-101 Class FB 5.41% (30 day USD SOFR Average + 1.10%) 1/25/55	3,366,710	3,356,151
•Series 2024-103 Class FC 5.46% (30 day USD SOFR Average + 1.15%) 1/25/55	4,122,280	4,115,497
•Series 2024-104 Class FA 5.36% (30 day USD SOFR Average + 1.05%) 1/25/55	4,124,309	4,105,352
•Series 2024-90 Class FB 5.56% (30 day USD SOFR Average + 1.25%) 11/25/53	2,929,759	2,939,849
LVIP PIMCO Low Duration Bond Fund-1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2024-95 Class KF 5.41% (30 day USD SOFR Average + 1.10%) 12/25/54	1,564,039	$1,559,132
•Series 2025-12 Class FG 5.26% (30 day USD SOFR Average + 0.95%) 3/25/55	380,458	380,273
•Series 2025-16 Class FA 5.46% (30 day USD SOFR Average + 1.15%) 3/25/55	2,537,318	2,532,819
•Series 2025-18 Class FM 5.21% (30 day USD SOFR Average + 0.90%) 9/25/54	12,495,293	12,472,162
•Series 2025-19 Class FC 5.47% (30 day USD SOFR Average + 1.16%) 3/25/55	2,573,882	2,572,639
•Series 2025-35 Class FB 5.31% (30 day USD SOFR Average + 1.00%) 5/25/55	1,448,282	1,446,338
•Series 2025-35 Class FM 5.36% (30 day USD SOFR Average + 1.05%) 5/25/55	991,393	992,340
•Series 2025-4 Class FB 5.51% (30 day USD SOFR Average + 1.20%) 12/25/53	1,149,013	1,147,642
•Series 2025-54 Class FM 5.40% (30 day USD SOFR Average + 1.10%) 7/25/55	900,000	899,720
•Series 2025-6 Class FA 5.56% (30 day USD SOFR Average + 1.25%) 2/25/55	902,040	901,932
Government National Mortgage Association REMICS
•Series 2016-H17 Class FC 5.28% (1 mo. USD Term SOFR + 0.94%) 8/20/66	623,921	624,240
•Series 2016-H19 Class FA 5.23% (1 mo. USD Term SOFR + 0.89%) 9/20/66	459,306	460,007
•Series 2022-H22 Class EF 5.05% (30 day USD SOFR Average + 0.75%) 10/20/72	1,866,844	1,869,595
•Series 2023-H02 Class FA 5.20% (30 day USD SOFR Average + 0.90%) 1/20/73	3,311,729	3,295,776
•Series 2023-H23 Class JF 5.28% (30 day USD SOFR Average + 0.98%) 9/20/73	7,417,726	7,456,219
•Series 2023-H26 Class DF 4.60% (30 day USD SOFR Average + 0.30%) 9/20/73	3,740,131	3,719,062
•Series 2024-13 Class FA 5.25% (30 day USD SOFR Average + 0.95%) 1/20/54	349,259	349,039
Series 2025-79 3.50% 11/20/49	2,948,283	2,809,727
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2025-89 Class PF 5.25% (30 day USD SOFR Average + 0.95%) 5/20/55	1,196,917	$1,197,465
•Series 2025-98 Class GF 5.20% (30 day USD SOFR Average + 0.90%) 6/20/55	6,500,000	6,500,006
Total Agency Collateralized Mortgage Obligations (Cost $158,246,062)		156,123,481
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.75%
♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q029 Class A 4.86% (30 day USD SOFR Average + 0.55%) 8/25/27	4,000,000	3,999,991
•Federal National Mortgage Association-ACES
Series 2017-M2 Class A2 2.91% 2/25/27	1,746,833	1,709,913
Series 2017-M4 Class A2 2.64% 12/25/26	898,496	876,643
Total Agency Commercial Mortgage-Backed Securities (Cost $6,598,166)		6,586,547
AGENCY MORTGAGE-BACKED SECURITIES–14.35%
Uniform Mortgage-Backed Security, TBA
4.00% 7/1/54	22,800,000	21,197,772
5.00% 8/1/54	43,400,000	42,507,323
6.00% 8/1/54	60,900,000	61,827,166
Total Agency Mortgage-Backed Securities (Cost $123,732,781)		125,532,261
CORPORATE BONDS–36.20%
Aerospace & Defense–0.62%
Boeing Co.
2.20% 2/4/26	2,200,000	2,165,663
2.75% 2/1/26	300,000	296,584
6.26% 5/1/27	500,000	514,408
Rolls-Royce PLC 3.63% 10/14/25	2,500,000	2,487,282
		5,463,937
Agriculture–0.56%
BAT International Finance PLC 1.67% 3/25/26	5,000,000	4,896,299
		4,896,299
Apparel–0.22%
Burberry Group PLC 1.13% 9/21/25	1,400,000	1,905,413
		1,905,413
LVIP PIMCO Low Duration Bond Fund-2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–2.72%
•BMW U.S. Capital LLC 5.33% (1 day USD SOFR Index + 0.92%) 3/21/28	2,000,000	$1,994,430
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,212,561
Ford Motor Credit Co. LLC 4.13% 8/4/25	5,400,000	5,394,419
Hyundai Capital America
5.15% 3/27/30	1,100,000	1,113,212
•5.45% (1 day USD SOFR + 1.04%) 6/24/27	900,000	899,355
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,384,148
Nissan Motor Co. Ltd. 3.52% 9/17/25	1,588,000	1,577,987
Volkswagen Group of America Finance LLC
4.95% 3/25/27	2,800,000	2,808,278
•5.24% (1 day USD SOFR + 0.83%) 3/20/26	3,383,000	3,383,427
		23,767,817
Banks–13.72%
ABN AMRO Bank NV
•5.39% (1 day USD SOFR Index + 1.00%) 12/3/28	1,000,000	999,385
μ6.58% 10/13/26	7,500,000	7,538,871
μBank of America Corp. 5.08% 1/20/27	2,000,000	2,005,329
•Banque Federative du Credit Mutuel SA
5.44% (1 day USD SOFR Index + 1.07%) 2/16/28	3,000,000	3,014,114
5.44% (1 day USD SOFR Index + 1.07%) 2/16/28	1,100,000	1,105,175
Barclays PLC
4.38% 1/12/26	3,000,000	2,997,760
μ5.30% 8/9/26	4,000,000	4,001,115
μBPCE SA 6.61% 10/19/27	2,700,000	2,763,862
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	4,050,912
•Goldman Sachs Bank USA 5.17% (1 day USD SOFR + 0.77%) 3/18/27	2,074,000	2,079,044
•Goldman Sachs Group, Inc. 5.20% (1 day USD SOFR + 0.81%) 3/9/27	900,000	901,197
μHSBC Holdings PLC 4.29% 9/12/26	8,000,000	7,992,048
•ING Bank Australia Ltd. 4.70% (3 mo. AUD Bank Bill Swap + 0.98%) 12/8/25	5,000,000	3,299,833
μLloyds Banking Group PLC
4.72% 8/11/26	3,000,000	2,998,749
5.46% 1/5/28	2,300,000	2,331,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley 5.65% 4/13/28	4,100,000	$4,191,028
•National Bank of Canada 5.37% (1 day USD SOFR Index + 1.03%) 7/2/27	5,000,000	5,010,869
•Nordea Bank Abp 5.41% (1 day USD SOFR + 1.02%) 9/10/29	3,000,000	3,022,765
μPNC Bank NA 4.78% 1/15/27	8,000,000	8,013,039
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,569,680
Santander U.K. PLC 4.50% 12/12/27	3,900,000	3,943,719
•Skandinaviska Enskilda Banken AB 5.28% (1 day USD SOFR + 0.89%) 3/5/27	2,043,000	2,056,353
Standard Chartered Bank 4.85% 12/3/27	3,000,000	3,051,649
•Sumitomo Mitsui Banking Corp.
4.64% (3 mo. AUD Bank Bill Swap + 0.85%) 2/20/26	2,700,000	1,782,408
4.93% (3 mo. AUD Bank Bill Swap + 1.10%) 11/7/25	1,000,000	659,947
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,498,501
5.88% 7/13/26	4,000,000	4,060,411
Synchrony Bank 5.40% 8/22/25	4,900,000	4,899,006
Toronto-Dominion Bank 4.86% 1/31/28	5,000,000	5,068,438
•UBS AG 4.74% (3 mo. AUD Bank Bill Swap + 0.87%) 7/30/25	2,000,000	1,316,827
μUBS Group AG 5.71% 1/12/27	1,800,000	1,810,803
•United Overseas Bank Ltd. 4.92% (1 day USD SOFR Index + 0.58%) 4/2/28	4,000,000	4,006,087
μWells Fargo & Co. 4.90% 1/24/28	8,000,000	8,057,928
		120,098,017
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	401,716
		401,716
Chemicals–0.16%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	1,439,000	1,425,047
		1,425,047
LVIP PIMCO Low Duration Bond Fund-3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.70%
Global Payments, Inc. 1.20% 3/1/26	6,313,000	$6,164,699
		6,164,699
Diversified Financial Services–1.67%
Avolon Holdings Funding Ltd.
2.13% 2/21/26	281,000	275,809
5.50% 1/15/26	2,800,000	2,804,302
Nomura Holdings, Inc.
1.85% 7/16/25	3,421,000	3,416,816
5.59% 7/2/27	2,200,000	2,248,346
5.71% 1/9/26	1,800,000	1,809,233
ORIX Corp. 4.65% 9/10/29	4,000,000	4,029,040
		14,583,546
Electric–3.69%
AES Corp. 1.38% 1/15/26	5,200,000	5,101,162
Enel Finance International NV
1.63% 7/12/26	2,000,000	1,940,975
5.13% 6/26/29	1,400,000	1,426,062
Evergy Kansas Central, Inc. 4.70% 3/13/28	1,800,000	1,820,320
FirstEnergy Corp. 3.90% 7/15/27	800,000	791,030
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,301,661
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,231,225
2.95% 3/1/26	200,000	197,371
3.15% 1/1/26	3,000,000	2,971,309
•5.34% (1 day USD SOFR Index + 0.95%) 9/4/25	4,000,000	3,999,983
Southern California Edison Co.
3.65% 3/1/28	1,500,000	1,458,354
4.70% 6/1/27	1,300,000	1,304,464
5.25% 3/15/30	4,500,000	4,546,496
5.35% 3/1/26	2,000,000	2,010,021
5.85% 11/1/27	200,000	204,933
		32,305,366
Electronics–0.26%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,233,408
		2,233,408
Health Care Services–0.53%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,967,477
HCA, Inc. 5.00% 3/1/28	700,000	710,400
		4,677,877
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–2.19%
Athene Global Funding
•5.10% (1 day USD SOFR Index + 0.75%) 7/16/26	5,000,000	$5,006,746
5.34% 1/15/27	5,000,000	5,059,118
•5.41% (1 day USD SOFR Index + 1.03%) 8/27/26	1,000,000	1,003,970
•5.41% (1 day USD SOFR Index + 1.03%) 8/27/26	400,000	401,588
Brighthouse Financial Global Funding 1.55% 5/24/26	1,000,000	972,659
Corebridge Financial, Inc. 3.65% 4/5/27	1,700,000	1,677,511
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,419,192
GA Global Funding Trust 1.63% 1/15/26	600,000	589,817
		19,130,601
Investment Company–0.47%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,123,186
		4,123,186
Lodging–0.66%
Hyatt Hotels Corp. 5.05% 3/30/28	1,700,000	1,718,498
Las Vegas Sands Corp. 5.90% 6/1/27	4,000,000	4,086,665
		5,805,163
Oil & Gas–0.35%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	807,209
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,265,183
		3,072,392
Packaging & Containers–0.47%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	4,124,908
		4,124,908
Pharmaceuticals–1.69%
Bayer U.S. Finance II LLC
4.25% 12/15/25	4,700,000	4,686,770
4.38% 12/15/28	4,200,000	4,160,890
Constellation Pharmaceutical, Inc. 5.55% 7/1/33	5,886,678	5,939,366
		14,787,026
Pipelines–0.54%
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,679,317
LVIP PIMCO Low Duration Bond Fund-4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	$2,012,833
		4,692,150
Real Estate–0.28%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	1,800,000	1,774,405
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	635,326
		2,409,731
Real Estate Investment Trusts–1.60%
American Tower Corp.
1.60% 4/15/26	7,400,000	7,235,919
5.00% 1/31/30	1,700,000	1,732,947
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	5,009,820
		13,978,686
Semiconductors–0.71%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,194,441
		6,194,441
Shipbuilding–0.50%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	4,419,642
		4,419,642
Software–0.41%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,624,340
		3,624,340
Telecommunications–1.29%
KT Corp. 4.00% 8/8/25	5,600,000	5,595,642
NBN Co. Ltd. 1.00% 12/3/25	8,750,000	5,686,426
		11,282,068
Transportation–0.14%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,182,015
		1,182,015
Total Corporate Bonds (Cost $316,304,597)		316,749,491
MUNICIPAL BONDS–1.76%
County of Williamson
0.64% 2/15/26	2,200,000	2,154,461
0.92% 2/15/27	2,200,000	2,097,324
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,999,797
Metro 3.25% 6/1/26	2,200,000	2,184,635
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
•Tulane University Series C 4.89% 2/15/36	2,820,000	$2,616,402
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,369,048
Total Municipal Bonds (Cost $15,294,787)		15,421,667
NON-AGENCY ASSET-BACKED SECURITIES–27.50%
•37 Capital CLO 1 Ltd. Series 2021-1A Class AR 5.54% (3 mo. USD Term SOFR + 1.28%) 10/15/34	3,400,000	3,398,133
•522 Funding CLO Ltd. Series 2018-3A Class AR 5.57% (3 mo. USD Term SOFR + 1.30%) 10/20/31	194,038	194,098
•Accredited Mortgage Loan Trust Series 2004-3 Class 2A2 5.63% (1 mo. USD Term SOFR + 1.31%) 10/25/34	2,752	2,725
•ACREC LLC Series 2023-FL2 Class A 6.54% (1 mo. USD Term SOFR + 2.23%) 2/19/38	1,431,988	1,432,883
•AGL CLO 14 Ltd. Series 2021-14A Class AR 5.40% (3 mo. USD Term SOFR + 1.13%) 12/2/34	3,500,000	3,507,217
•AlbaCore Euro CLO IV DAC Series 4A Class AR 3.27% (3 mo. EURIBOR + 0.99%) 7/15/35	1,650,000	1,941,523
American Express Credit Account Master Trust Series 2022-3 Class A 3.75% 8/15/27	8,670,000	8,661,412
•Amortizing Residential Collateral Trust Series 2004-1 Class A5 5.43% (1 mo. USD Term SOFR + 1.11%) 10/25/34	22,658	22,704
•Apidos CLO XV Ltd. Series 2013-15A Class A1RR 5.54% (3 mo. USD Term SOFR + 1.27%) 4/20/31	135,904	135,973
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 Class A 5.50% (1 mo. USD Term SOFR + 1.18%) 8/15/34	395,304	395,048
Series 2021-FL4 Class A 5.78% (1 mo. USD Term SOFR + 1.46%) 11/15/36	1,865,858	1,865,808
•ARES L CLO Ltd. Series 2018-50A Class AR 5.57% (3 mo. USD Term SOFR + 1.31%) 1/15/32	394,129	394,137
LVIP PIMCO Low Duration Bond Fund-5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1 5.26% (1 mo. USD Term SOFR + 0.94%) 4/25/34	1,338,100	$1,393,167
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A Class A 5.90% 8/21/28	7,600,000	7,808,733
BA Credit Card Trust Series 2023-A2 Class A2 4.98% 11/15/28	4,300,000	4,345,485
•Bain Capital Credit CLO Ltd.
Series 2019-3A Class ARR 5.30% (3 mo. USD Term SOFR + 1.03%) 10/21/34	3,500,000	3,505,758
Series 2021-6A Class A1R 5.36% (3 mo. USD Term SOFR + 1.09%) 10/21/34	3,500,000	3,502,100
•Bain Capital Euro CLO DAC Series 2018-2A Class AR 2.98% (3 mo. EURIBOR + 0.74%) 1/20/32	1,659,148	1,949,256
Bank of America Auto Trust Series 2023-1A Class A3 5.53% 2/15/28	3,113,566	3,134,666
•Barings CLO Ltd. Series 2018-1A Class A1 5.47% (3 mo. USD Term SOFR + 1.21%) 4/15/31	2,249,230	2,249,680
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 Class M3 5.56% (1 mo. USD Term SOFR + 1.24%) 3/25/35	179,395	178,917
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 Class A3 5.93% (1 mo. USD Term SOFR + 1.61%) 3/25/43	24,977	25,018
BMW Vehicle Lease Trust Series 2023-2 Class A3 5.99% 9/25/26	1,619,601	1,625,302
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95% 10/15/27	4,000,000	4,004,736
CARDS II Trust Series 2025-1A Class A 4.63% 3/15/31	4,000,000	4,033,340
•Carlyle Euro CLO DAC
Series 2017-3A Class A1R 2.98% (3 mo. EURIBOR + 0.70%) 1/15/31	457,550	537,284
Series 2019-2A Class A1R 3.03% (3 mo. EURIBOR + 0.89%) 8/15/32	2,791,555	3,275,867
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2023-4 Class A2A 6.08% 12/15/26	550,463	$551,014
Series 2023-4 Class A3 6.00% 7/17/28	6,315,000	6,406,033
Series 2024-4 Class A2A 4.67% 12/15/27	2,218,175	2,219,919
Series 2025-1 Class A3 4.84% 1/15/30	4,000,000	4,053,617
Carvana Auto Receivables Trust Series 2025-P1 Class A3 4.55% 5/10/30	3,000,000	3,015,026
Chase Auto Owner Trust
Series 2023-AA Class A3 5.68% 1/25/29	2,000,000	2,022,439
Series 2024-5A Class A3 4.18% 8/27/29	800,000	799,140
Citizens Auto Receivables Trust
Series 2023-1 Class A4 5.78% 10/15/30	4,735,000	4,815,072
Series 2023-2 Class A3 5.83% 2/15/28	2,093,238	2,108,908
•Countrywide Asset-Backed Certificates Trust Series 2004-6 Class 1A1 4.97% (1 mo. USD Term SOFR + 0.65%) 12/25/34	1,106,100	1,080,276
•Cumulus Static CLO DAC Series 2024-1A Class A 3.34% (3 mo. EURIBOR + 1.20%) 11/15/33	2,719,530	3,205,538
•Dryden 27 R Euro CLO DAC Series 2017-27A Class AR 2.94% (3 mo. EURIBOR + 0.66%) 4/15/33	1,358,153	1,594,892
•Dryden 95 CLO Ltd. Series 2021-95A Class AR 5.36% (3 mo. USD Term SOFR + 1.04%) 8/20/34	3,500,000	3,498,933
•Elevation CLO Ltd. Series 2018-3A Class A1R2 5.58% (3 mo. USD Term SOFR + 1.30%) 1/25/35	3,000,000	2,999,880
ELFI Graduate Loan Program LLC Series 2021-A Class A 1.53% 12/26/46	1,978,630	1,758,890
Enterprise Fleet Financing LLC
Series 2022-4 Class A2 5.76% 10/22/29	1,748,106	1,755,143
Series 2023-1 Class A2 5.51% 1/22/29	1,109,845	1,113,331
•Finance America Mortgage Loan Trust Series 2004-2 Class M1 5.26% (1 mo. USD Term SOFR + 0.94%) 8/25/34	273,743	260,139
LVIP PIMCO Low Duration Bond Fund-6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Auto Securitization Trust II Series 2024-BA Class A2 3.72% 11/15/28	1,450,000	$1,071,344
Ford Credit Auto Owner Trust
Series 2023-1 Class A 4.85% 8/15/35	6,000,000	6,086,553
Series 2023-2 Class A 5.28% 2/15/36	3,400,000	3,501,859
•Gallatin CLO VIII Ltd. Series 2017-1A Class A1R 5.61% (3 mo. USD Term SOFR + 1.35%) 7/15/31	828,520	828,681
GM Financial Consumer Automobile Receivables Trust
Series 2023-4 Class A2A 5.89% 11/16/26	220,441	220,672
Series 2024-4 Class A3 4.40% 8/16/29	3,000,000	3,008,638
Golden Credit Card Trust Series 2022-4A Class A 4.31% 9/15/27	9,000,000	8,996,468
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A Class ARR 5.42% (3 mo. USD Term SOFR + 1.15%) 10/20/34	3,000,000	3,005,550
•Greenwood Park CLO Ltd. Series 2018-1A Class A2 5.53% (3 mo. USD Term SOFR + 1.27%) 4/15/31	234,668	234,787
•Greywolf CLO III Ltd. Series 2020-3RA Class A1R2 5.50% (3 mo. USD Term SOFR + 1.23%) 4/22/33	4,000,000	4,006,800
•Harvest CLO XVI DAC Series 16A Class ARR 2.92% (3 mo. EURIBOR + 0.64%) 10/15/31	2,224,707	2,615,626
Harvest CLO XXI DAC Series 21A Class A2R 1.04% 7/15/31	1,524,616	1,759,664
•HERA Commercial Mortgage Ltd. Series 2021-FL1 Class A 5.48% (1 mo. USD Term SOFR + 1.16%) 2/18/38	571,382	570,301
Honda Auto Receivables Owner Trust Series 2024-4 Class A3 4.33% 5/15/29	3,300,000	3,307,634
Huntington Auto Trust
Series 2024-1A Class A2 5.50% 3/15/27	853,714	854,726
Series 2024-1A Class A3 5.23% 1/16/29	2,000,000	2,017,643
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3 4.83% 1/18/28	3,500,000	3,531,143
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41% 5/15/29	2,500,000	$2,512,582
•Invesco Euro CLO I DAC Series 1A Class A1R 2.93% (3 mo. EURIBOR + 0.65%) 7/15/31	666,299	780,188
•KKR CLO 18 Ltd. Series 18 Class AR 5.47% (3 mo. USD Term SOFR + 1.20%) 7/18/30	224,474	224,475
Kubota Credit Owner Trust Series 2023-2A Class A3 5.28% 1/18/28	3,300,000	3,327,332
•LCM Loan Income Fund I Ltd. Series 1A Class A 5.56% (3 mo. USD Term SOFR + 1.29%) 4/20/31	274,703	274,768
•LoanCore Issuer Ltd. Series 2021-CRE5 Class A 5.73% (1 mo. USD Term SOFR + 1.41%) 7/15/36	188,957	188,897
Master Credit Card Trust II Series 2023-1A Class A 4.70% 6/21/27	4,000,000	4,001,079
MBarc Credit Canada, Inc. Series 2024-AA Class A2 5.30% 10/15/26	2,706,527	1,994,254
•MF1 Ltd. Series 2020-FL4 Class A 6.13% (1 mo. USD Term SOFR + 1.81%) 12/15/35	396,729	396,977
•Mountain View CLO XVI Ltd. Series 2022-1A Class A1R 5.72% (3 mo. USD Term SOFR + 1.46%) 4/15/34	3,000,000	3,003,000
•Navesink CLO 2 Ltd. Series 2024-2A Class A1 5.53% (3 mo. USD Term SOFR + 1.27%) 4/15/36	3,500,000	3,493,266
Navient Private Education Loan Trust Series 2020-A Class A2A 2.46% 11/15/68	1,155,536	1,110,931
Navient Private Education Refi Loan Trust
Series 2020-HA Class A 1.31% 1/15/69	606,576	569,974
Series 2020-IA Class A1A 1.33% 4/15/69	1,224,583	1,124,845
Series 2021-GA Class A 1.58% 4/15/70	1,601,405	1,446,406
Series 2022-A Class A 2.23% 7/15/70	2,882,541	2,638,897
Navient Refinance Loan Trust Series 2025-A Class A 5.15% 2/16/55	2,573,037	2,601,188
LVIP PIMCO Low Duration Bond Fund-7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust Series 2023-BA Class A1A 6.48% 3/15/72	1,054,023	$1,079,832
•OFSI BSL X Ltd. Series 2021-10A Class AR 5.54% (3 mo. USD Term SOFR + 1.27%) 4/20/34	4,000,000	3,992,720
•Palmer Square Loan Funding Ltd. Series 2021-4A Class A1 5.32% (3 mo. USD Term SOFR + 1.06%) 10/15/29	56,389	56,390
PFS Financing Corp. Series 2023-C Class A 5.52% 10/15/28	5,000,000	5,073,212
Post Road Equipment Finance LLC Series 2025-1A Class A2 4.90% 5/15/31	1,200,000	1,206,620
•Recette CLO Ltd. Series 2015-1A Class ARR 5.61% (3 mo. USD Term SOFR + 1.34%) 4/20/34	1,000,000	1,002,400
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	1,005,533	968,421
•Series 2020-PTA Class A2B 5.28% (1 mo. USD Term SOFR + 0.96%) 9/15/54	2,026,301	2,018,842
Series 2022-C Class A1A 4.48% 5/16/50	1,678,959	1,668,713
Series 2023-C Class A1A 5.67% 11/15/52	3,512,611	3,605,420
Series 2024-C Class A1A 5.50% 6/17/52	1,908,845	1,953,941
Series 2024-D Class A1A 5.38% 7/15/53	2,221,448	2,265,006
Series 2024-E Class A1A 5.09% 10/16/56	713,006	719,940
SoFi Consumer Loan Program Trust Series 2025-1 Class A 4.80% 2/27/34	2,351,188	2,355,570
SoFi Professional Loan Program LLC Series 2017-D Class A2FX 2.65% 9/25/40	78,090	77,148
•Starwood Ltd. Series 2022-FL3 Class A 5.65% (30 day USD SOFR Average + 1.35%) 11/15/38	225,339	224,916
Synchrony Card Funding LLC Series 2023-A1 Class A 5.54% 7/15/29	7,300,000	7,383,393
Tesla Auto Lease Trust Series 2023-B Class A3 6.13% 9/21/26	1,752,062	1,757,641
•Toro European CLO 6 DAC Series 6A Class AR 3.19% (3 mo. EURIBOR + 0.92%) 1/12/32	2,854,748	3,351,056
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust Series 2023-C Class A3 5.16% 4/17/28	3,896,225	$3,917,294
Toyota Lease Owner Trust Series 2025-A Class A3 4.75% 2/22/28	8,000,000	8,067,734
•Venture XXVII CLO Ltd. Series 2017-27A Class AR 5.58% (3 mo. USD Term SOFR + 1.31%) 7/20/30	47,644	47,643
Verizon Master Trust Series 2024-1 Class A1A 5.00% 12/20/28	5,800,000	5,811,641
Total Non-Agency Asset-Backed Securities (Cost $239,859,841)		240,691,801
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.82%
•Bear Stearns ARM Trust Series 2003-1 Class 5A1 6.55% 4/25/33	10,350	9,993
•Cheshire PLC Series 2020-1 Class A 5.14% (1 day GBP SONIA + 0.90%) 8/20/45	1,097,901	1,507,457
•GCAT Trust Series 2022-HX1 Class A1 2.89% 12/27/66	1,200,177	1,125,884
•Gemgarto PLC Series 2021-1A Class A 5.12% (1 day GBP SONIA + 0.89%) 12/16/67	240,279	329,945
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 Class A25 5.66% (30 day USD SOFR Average + 1.35%) 11/25/54	1,742,522	1,743,789
•GSR Mortgage Loan Trust Series 2005-5F Class 8A1 4.93% (1 mo. USD Term SOFR + 0.61%) 6/25/35	98,313	94,729
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 Class 1A 5.88% 5/25/33	2,693	2,582
MFA Trust
•Series 2020-NQM2 Class A1 1.38% 4/25/65	250,285	240,881
•Series 2021-RPL1 Class A1 1.13% 7/25/60	1,525,874	1,388,075
φSeries 2023-NQM4 Class A1 6.11% 12/25/68	659,295	663,188
•New Residential Mortgage Loan Trust Series 2018-3A Class A1 4.50% 5/25/58	262,271	254,791
•New York Mortgage Trust Series 2005-3 Class A1 4.91% (1 mo. USD Term SOFR + 0.59%) 2/25/36	65,425	64,800
LVIP PIMCO Low Duration Bond Fund-8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φOBX Trust
Series 2023-NQM6 Class A1 6.52% 7/25/63	1,742,843	$1,754,992
Series 2024-NQM5 Class A1 5.99% 1/25/64	1,026,572	1,033,823
•Oceanview Mortgage Trust Series 2025-3 Class AF1 5.26% (30 day USD SOFR Average + 0.95%) 5/25/55	1,400,000	1,400,000
•Progress Trust Series 2020-1 Class A 4.69% (1 mo. AUD Bank Bill Swap + 1.00%) 1/21/51	2,702,848	1,780,506
φPRPM Trust Series 2023-NQM3 Class A1 6.22% 11/25/68	305,528	307,925
•Sequoia Mortgage Trust Series 2004-6 Class A1 5.05% 7/20/34	2,509	2,316
•Towd Point Mortgage Trust
Series 2018-5 Class A1 3.25% 7/25/58	5,426,370	5,200,144
Series 2019-4 Class A1 2.90% 10/25/59	1,642,332	1,579,140
Series 2019-HY2 Class A1 5.43% (1 mo. USD Term SOFR + 1.11%) 5/25/58	456,622	469,137
Series 2020-1 Class A1 2.71% 1/25/60	863,920	826,767
Verus Securitization Trust
•Series 2021-6 Class A1 1.63% 10/25/66	1,986,712	1,735,173
φSeries 2024-1 Class A1 5.71% 1/25/69	1,153,570	1,158,492
Total Non-Agency Collateralized Mortgage Obligations (Cost $25,074,565)		24,674,529
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.04%
•AG Trust Series 2024-NLP Class A 6.33% (1 mo. USD Term SOFR + 2.02%) 7/15/41	1,615,563	1,617,585
•AREIT LLC Series 2022-CRE7 Class A 6.56% (1 mo. USD Term SOFR + 2.24%) 6/17/39	3,796,578	3,797,766
•BDS LLC Series 2022-FL12 Class A 6.45% (1 mo. USD Term SOFR + 2.14%) 8/19/38	2,319,643	2,321,093
Benchmark Mortgage Trust Series 2019-B12 Class AAB 3.04% 8/15/52	4,338,870	4,229,518
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BSREP Commercial Mortgage Trust Series 2021-DC Class A 5.38% (1 mo. USD Term SOFR + 1.06%) 8/15/38		3,152,844	$3,009,342
•BX Trust Series 2021-MFM1 Class A 5.13% (1 mo. USD Term SOFR + 0.81%) 1/15/34		1,676,385	1,675,862
•BXMT Ltd. Series 2020-FL3 Class A 6.33% (1 mo. USD Term SOFR + 2.01%) 11/15/37		1,237,772	1,236,172
•CRSNT Trust Series 2021-MOON Class A 5.25% (1 mo. USD Term SOFR + 0.93%) 4/15/36		4,500,000	4,443,749
•GPMT Ltd. Series 2021-FL3 Class A 5.93% (1 mo. USD Term SOFR + 1.61%) 7/16/35		1,348,454	1,321,480
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 Class A 5.81% (1 mo. USD Term SOFR + 1.50%) 12/15/31		551,299	512,641
•NYO Commercial Mortgage Trust Series 2021-1290 Class A 5.52% (1 mo. USD Term SOFR + 1.21%) 11/15/38		4,500,000	4,477,494
•One New York Plaza Trust Series 2020-1NYP Class A 5.38% (1 mo. USD Term SOFR + 1.06%) 1/15/36		3,000,000	2,900,677
•SREIT Trust Series 2021-IND Class A 5.13% (1 mo. USD Term SOFR + 0.81%) 10/15/38		300,000	298,687
•Taurus U.K. DAC Series 2021-UK1A Class A 5.09% (1 day GBP SONIA + 0.85%) 5/17/31		2,581,043	3,534,988
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $35,620,564)			35,377,054
ΔSOVEREIGN BONDS–2.14%
Brazil—1.14%
^Brazil Letras do Tesouro Nacional 0.00% 10/1/25	BRL	56,000,000	9,940,916
			9,940,916
Israel—0.70%
Israel Government International Bonds
5.00% 10/30/26	EUR	3,900,000	4,720,342
LVIP PIMCO Low Duration Bond Fund-9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bonds (continued)
5.38% 2/19/30	1,400,000	$1,426,710
		6,147,052
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29	2,500,000	2,614,697
		2,614,697
Total Sovereign Bonds (Cost $17,436,009)		18,702,665
U.S. TREASURY OBLIGATIONS–1.42%
*U.S. Treasury Inflation Indexed Bonds 2.13% 4/15/29	2,872,573	2,949,790
∞U.S. Treasury Inflation Indexed Notes
0.13% 7/15/26	7,359,935	7,296,226
0.13% 10/15/26	2,230,296	2,204,699
Total U.S. Treasury Obligations (Cost $12,369,534)		12,450,715

	Number of Shares
MONEY MARKET FUND–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	237,473	237,473
Total Money Market Fund (Cost $237,473)		237,473

Notional Amount
OPTIONS PURCHASED–0.02%
Over-The-Counter–0.02%
Put Swaption–0.00%
1 Year Interest Rate Swap Strike price $4.60, expiration date 8/12/25, notional amount $226,800,000 MSC	226,800,000	18
18
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaption–0.02%
1 Year Interest Rate Swap Strike price $3.60, expiration date 8/12/25, notional amount $226,800,000 MSC	226,800,000	$161,273
		161,273
Total Options Purchased (Cost $361,746)		161,291

	Principal Amount°
SHORT-TERM INVESTMENTS—3.06%
Discounted Commercial Paper–3.02%
≠AbbVie, Inc.
4.64% 7/7/25	8,900,000	8,893,117
≠Alimentation Couche-Tard, Inc.
4.64% 7/29/25	2,400,000	2,391,339
4.64% 7/30/25	3,600,000	3,586,544
≠Broadcom, Inc.
4.73% 7/10/25	1,100,000	1,098,699
≠Intel Corp.
4.59% 7/3/25	7,800,000	7,798,011
≠NextEra Energy Capital Holdings, Inc.
4.60% 7/28/25	2,700,000	2,690,685
		26,458,395
U.S. Treasury Obligations–0.04%
U.S. Treasury Bills
*≠4.16% 7/10/25	258,000	257,729
*≠4.30% 7/10/25	12,000	11,987
*≠4.33% 8/28/25	45,000	44,694
≠4.37% 8/7/25	1,000	996
		315,406
Total Short-Term Investments (Cost $26,773,801)		26,773,801

LVIP PIMCO Low Duration Bond Fund-10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–111.93% (Cost $977,909,926)	$979,482,776

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Over-The-Counter–(0.00)%
Put Swaptions–(0.00)%
CDX.NA.IG.S44, expiration date 7/16/25, notional amount $(54,150,000)GSI	(54,150,000)	$(3,671)
CDX.NA.IG.S44, expiration date 7/16/25, notional amount $(7,500,000)JPMC	(7,500,000)	(467)
(4,138)
Total Options Written (Premium received $(68,877))		(4,138)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.93%)	(104,382,449)
NET ASSETS APPLICABLE TO 91,669,193 SHARES OUTSTANDING–100.00%	$875,096,189

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
*Fully or partially pledged as collateral for derivatives.
∞Fully or partially pledged as collateral for reverse repurchase agreements.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(25,396,000)	USD	16,295,887	7/2/25	$—	$(418,902)
BNP	BRL	4,736,766	USD	(830,713)	7/2/25	40,689	—
BNP	BRL	(4,736,766)	USD	868,001	7/2/25	—	(3,401)
BNP	BRL	(16,904,425)	USD	2,819,880	10/2/25	—	(219,083)
BNP	CAD	(8,870,649)	USD	6,443,087	7/2/25	—	(71,731)
BNP	CAD	(7,097,241)	USD	5,199,114	8/5/25	—	(22,844)
BNP	CNH	(8,654,633)	USD	1,210,300	8/20/25	—	(3,629)
BNP	CNH	18,982,000	USD	(2,620,091)	8/20/25	42,392	—
BNP	IDR	19,210,278,144	USD	(1,176,206)	7/16/25	8,915	—
BNP	INR	122,233,096	USD	(1,406,268)	8/20/25	16,536	—
BNP	JPY	16,012,321	USD	(111,414)	8/4/25	238	—
BNP	KRW	(27,289,264)	USD	20,000	7/14/25	—	(186)
BNP	KRW	1,195,783,344	USD	(874,263)	7/16/25	10,396	—
BNP	MXN	12,343,000	USD	(638,013)	12/17/25	7,469	—
BNP	PLN	2,706,667	USD	(723,550)	7/10/25	27,210	—
LVIP PIMCO Low Duration Bond Fund-11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	SGD	(826,303)	USD	650,422	8/5/25	$—	$(1,257)
BNP	THB	(13,100,336)	USD	396,541	7/16/25	—	(6,941)
BNP	THB	655,108	USD	(20,000)	7/16/25	177	—
BNP	TWD	73,307,853	USD	(2,491,418)	7/16/25	34,878	—
BNP	TWD	(6,698,125)	USD	209,831	8/20/25	—	(23,223)
BNP	TWD	6,486,589	USD	(198,158)	8/20/25	27,536	—
GSB	BRL	(9,747,555)	USD	1,768,264	7/2/25	—	(24,950)
GSB	BRL	9,747,555	USD	(1,786,215)	7/2/25	6,999	—
GSB	BRL	(39,100,000)	USD	6,435,361	10/2/25	—	(593,767)
GSB	BRL	9,970,710	USD	(1,768,264)	10/2/25	24,202	—
GSB	KRW	378,086,719	USD	(275,048)	7/16/25	4,666	—
GSB	SGD	483,557	USD	(379,350)	7/2/25	1,010	—
GSB	SGD	(482,395)	USD	379,350	8/5/25	—	(1,099)
GSB	TWD	(145,517,653)	USD	4,474,016	7/16/25	—	(540,736)
GSB	TWD	299,144	USD	(10,240)	7/16/25	69	—
GSB	ZAR	1,905,121	USD	(105,332)	7/23/25	2,078	—
JPM	AUD	25,396,000	USD	(16,644,691)	7/2/25	70,098	—
JPM	AUD	(25,396,000)	USD	16,655,103	8/5/25	—	(71,562)
JPM	BRL	4,992,401	USD	(859,896)	7/2/25	58,534	—
JPM	BRL	(4,992,401)	USD	914,845	7/2/25	—	(3,585)
JPM	CAD	(17,980)	USD	13,058	7/2/25	—	(147)
JPM	CAD	1,783,000	USD	(1,315,394)	7/2/25	—	(5,916)
JPM	CHF	(583,000)	USD	716,415	7/2/25	—	(18,535)
JPM	CNH	(20,745,705)	USD	2,902,311	8/20/25	—	(7,555)
JPM	EUR	(21,689,595)	USD	24,649,873	7/2/25	—	(902,756)
JPM	EUR	(21,689,595)	USD	25,484,029	8/4/25	—	(127,537)
JPM	GBP	(6,485,800)	USD	8,737,539	7/2/25	—	(165,271)
JPM	GBP	1,501,000	USD	(2,020,103)	7/2/25	40,262	—
JPM	GBP	(4,984,800)	USD	6,824,976	8/4/25	—	(18,621)
JPM	ILS	(1,718,769)	USD	475,906	7/18/25	—	(34,417)
JPM	ILS	13,000	USD	(3,712)	7/18/25	148	—
JPM	INR	115,419,643	USD	(1,334,863)	8/20/25	8,632	—
JPM	JPY	67,447,023	USD	(470,129)	7/2/25	—	(1,660)
JPM	KRW	645,738,580	USD	(469,766)	7/16/25	7,961	—
JPM	KRW	(4,417,309,019)	USD	3,218,190	7/16/25	—	(49,802)
JPM	PLN	3,353,337	USD	(892,855)	7/10/25	37,275	—
JPM	SGD	(1,981,150)	USD	1,542,333	7/2/25	—	(16,013)
JPM	SGD	695,890	USD	(543,494)	7/2/25	3,884	—
JPM	SGD	(694,287)	USD	543,494	8/5/25	—	(4,068)
JPM	TWD	3,272,170	USD	(110,000)	7/14/25	2,689	—
JPM	TWD	14,466,361	USD	(487,116)	7/16/25	11,416	—
JPM	TWD	(594,427)	USD	20,336	7/16/25	—	(149)
JPM	TWD	(29,342,198)	USD	903,152	8/20/25	—	(117,778)
JPM	ZAR	539,191	USD	(30,171)	7/23/25	228	—
MSC	CNH	(8,418,169)	USD	1,175,856	8/20/25	—	(4,906)
MSC	IDR	1,139,110,000	USD	(70,000)	7/14/25	249	—
MSC	JPY	53,946,469	USD	(373,425)	7/2/25	1,273	—
MSC	JPY	(105,333,151)	USD	726,672	7/2/25	—	(4,945)
MSC	JPY	104,945,745	USD	(726,672)	8/4/25	5,103	—
MSC	KRW	145,770,529	USD	(106,388)	7/16/25	1,456	—
MSC	MXN	(571,000)	USD	29,745	9/17/25	—	(433)
MSC	SGD	(27,000)	USD	21,037	7/2/25	—	(201)
Total Foreign Currency Exchange Contracts						$504,668	$(3,487,606)
LVIP PIMCO Low Duration Bond Fund-12

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(143)	CBOT 10 Year U.S. Treasury Notes Futures	$(16,033,875)	$(15,806,886)	9/19/25	$—	$(226,989)
272	CBOT 2 Year U.S. Treasury Notes Futures	56,582,375	56,363,854	9/30/25	218,521	—
4,403	CBOT 5 Year U.S. Treasury Notes Futures	479,927,000	475,198,511	9/30/25	4,728,489	—
(366)	CBOT Ultra Long-Term U.S. Treasury Bond Futures	(43,599,750)	(42,300,013)	9/19/25	—	(1,299,737)
52	Long Gilt Futures	6,640,275	6,503,425	9/26/25	136,850	—
(17)	Montreal Exchange 10 Year Canadian Bond Futures	(1,523,040)	(1,507,956)	9/18/25	—	(15,084)
11	SFE 10 Year Australian Bond Futures	829,804	823,241	9/15/25	6,563	—
1,193	Three-Month SOFR Futures	285,320,862	285,411,472	9/16/25	—	(90,610)
2,424	Three-Month SOFR Futures	585,396,000	584,364,617	6/16/26	1,031,383	—
(422)	Ultra 10 Year U.S. Treasury Notes Futures	(48,220,094)	(47,402,570)	9/19/25	—	(817,524)
Total Futures Contracts					$6,121,806	$(2,449,944)
Reverse Repurchase Agreements1,3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
JPM-collateralized by U.S. Treasury Inflation Indexed Notes 0.125% 7/15/26-10/15/26; market value $7,528,300	4.44%	6/17/25	7/15/25	$(7,511,875)	$(7,524,846)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[4]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.44 - Quarterly[5]	57,600,000	(1.00%)	6/20/30	$(1,284,017)	$(733,385)	$—	$(550,632)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
AUD 7,600,000	4.50	BBSW6M	Receive	Semiannual	9/20/33	$197,687	$(142,826)	$340,513	$—
8,200,000	3.75	SOFR12M	Pay	Annual	12/18/29	(89,703)	28,142	—	(117,845)
22,600,000	3.86	SOFR12M	Pay	Annual	2/28/29	(326,195)	—	—	(326,195)
82,200,000	4.10	SOFR12M	Pay	Annual	2/11/26	93,816	—	93,816	—
400,498,000	3.62	SOFR12M	Pay	Annual	11/30/29	(4,173,814)	303,895	—	(4,477,709)
GBP 19,600,000	3.50	SONIA12M	Receive	Annual	3/19/30	(230,905)	(499,475)	268,570	—
Total IRS Contracts							$(310,264)	$702,899	$(4,921,749)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

[3] See Note 1 in Notes to Financial Statements.
LVIP PIMCO Low Duration Bond Fund-13

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
PLN–Polish Zloty
REMIC–Real Estate Mortgage Investment Conduits
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
THB–Thailand Baht
TWD–Taiwan New Dollar
USD–United States Dollar
ZAR–South African Rand
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-14

LVIP PIMCO Low Duration Bond Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Investments, at value	$979,482,776
Receivable for securities sold	108,701,159
Cash collateral held at brokers for swap contracts	12,827,000
Cash collateral held at broker for futures contracts	6,332,000
Dividends and interest receivable	5,446,585
Cash	1,600,423
Foreign currencies, at value	1,162,536
Receivable for fund shares sold	867,490
Variation margin due from broker on centrally cleared swap contracts	709,627
Unrealized appreciation on foreign currency exchange contracts	504,668
Variation margin due from broker on futures contracts	396,317
Expense reimbursement receivable from Lincoln Financial Investments Corporation	20,203
Prepaid expenses	2,609
TOTAL ASSETS	1,118,053,393
LIABILITIES:
Payable for securities purchased	228,787,260
Reverse repurchase agreements	7,511,875
Unrealized depreciation on foreign currency exchange contracts	3,487,606
Cash collateral due to brokers for TBAs	1,070,000
Upfront payments received on interest rate swap contracts	719,913
Payable for fund shares redeemed	657,036
Due to manager and affiliates	513,425
Cash collateral due to brokers for certain open bilateral derivatives	110,000
Payable for audit fee	34,579
Payable for fund accounting fee	24,929
Other accrued expenses payable	23,472
Interest expense payable for reverse repurchase agreements	12,971
Options written, at value	4,138
TOTAL LIABILITIES	242,957,204
TOTAL NET ASSETS	$875,096,189
Investments, at cost	$977,909,926
Foreign currencies, at cost	1,155,733
Options written, premiums received	(68,877)
Standard Class:
Net Assets	$30,089,096
Shares Outstanding	3,146,300
Net Asset Value Per Share	$9.563
Service Class:
Net Assets	$845,007,093
Shares Outstanding	88,522,893
Net Asset Value Per Share	$9.546
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$909,803,717
Distributable earnings/(accumulated loss)	(34,707,528)
TOTAL NET ASSETS	$875,096,189
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-15

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$21,625,554
EXPENSES:
Management fees	2,195,774
Distribution fees-Service Class	1,062,592
Interest expense on reverse repurchase agreements and securities sold short	827,303
Shareholder servicing fees	127,355
Accounting and administration expenses	82,452
Professional fees	48,463
Custodian fees	26,020
Reports and statements to shareholders	16,159
Trustees’ fees and expenses	12,935
Pricing fees	11,316
Consulting fees	7,620
Other	7,490
4,425,479
Less:
Management fees waived	(267,380)
Expenses reimbursed	(72,430)
Total operating expenses	4,085,669
NET INVESTMENT INCOME	17,539,885
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,029,479)
Foreign currencies	758,487
Foreign currency exchange contracts	(2,067,442)
Futures contracts	3,746,430
Options written	(339,254)
Swap contracts	(2,939,629)
Net realized loss	(1,870,887)
Net change in unrealized appreciation (depreciation) of:
Investments	15,591,734
Foreign currencies	240,117
Foreign currency exchange contracts	(6,669,502)
Futures contracts	2,720,232
Options purchased	(196,961)
Options written	64,739
Swap contracts	(5,527,445)
Net change in unrealized appreciation (depreciation)	6,222,914
NET REALIZED AND UNREALIZED GAIN	4,352,027
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,891,912
See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,539,885	$35,773,835
Net realized loss	(1,870,887)	(2,480,408)
Net change in unrealized appreciation (depreciation)	6,222,914	7,694,855
Net increase in net assets resulting from operations	21,891,912	40,988,282
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,226,741)
Service Class	—	(36,557,040)
	—	(37,783,781)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,487,347	13,005,895
Service Class	118,932,083	243,800,718
Reinvestment of dividends and distributions:
Standard Class	—	1,226,741
Service Class	—	36,557,040
	124,419,430	294,590,394
Cost of shares redeemed:
Standard Class	(3,513,761)	(75,005,321)
Service Class	(150,129,143)	(220,891,173)
	(153,642,904)	(295,896,494)
Decrease in net assets derived from capital share transactions	(29,223,474)	(1,306,100)
NET INCREASE (DECREASE) IN NET ASSETS	(7,331,562)	1,898,401
NET ASSETS:
Beginning of period	882,427,751	880,529,350
End of period	$875,096,189	$882,427,751
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-16

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.318	$9.282	$9.167	$9.854	$10.085	$9.900
Income (loss) from investment operations:
Net investment income[2]	0.198	0.405	0.353	0.174	0.105	0.166
Net realized and unrealized gain (loss)	0.047	0.068	0.092	(0.655)	(0.170)	0.238
Total from investment operations	0.245	0.473	0.445	(0.481)	(0.065)	0.404
Less dividends and distributions from:
Net investment income	—	(0.437)	(0.328)	(0.143)	(0.115)	(0.153)
Net realized gain	—	—	—	—	—	(0.048)
Return of capital	—	—	(0.002)	(0.063)	(0.051)	(0.018)
Total dividends and distributions	—	(0.437)	(0.330)	(0.206)	(0.166)	(0.219)
Net asset value, end of period	$9.563	$9.318	$9.282	$9.167	$9.854	$10.085
Total return[3]	2.61%	5.13%	4.87%	(4.88% )	(0.64% )	4.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,089	$27,368	$87,466	$376,412	$135,986	$167,331
Ratio of expenses to average net assets[4]	0.69%	0.73%	0.66%	0.51%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.81%	0.74%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets[5]	4.23%	4.28%	3.79%	1.85%	1.04%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.15%	4.20%	3.71%	1.78%	1.00%	1.60%
Portfolio turnover	107%	231%	383%	1,035%	461%	852%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023, 2022, 2021, and 2020 was 0.50%,
0.50%, 0.50%, 0.50%, 0.53%, and 0.54%, respectively.

[5]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023, 2022, 2021, and
2020  was 4.42%, 4.51%, 3.95%, 1.86%, 1.04%, and 1.64%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-17

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.312	$9.277	$9.162	$9.849	$10.080	$9.898
Income (loss) from investment operations:
Net investment income[2]	0.186	0.389	0.325	0.152	0.079	0.140
Net realized and unrealized gain (loss)	0.048	0.060	0.095	(0.655)	(0.168)	0.238
Total from investment operations	0.234	0.449	0.420	(0.503)	(0.089)	0.378
Less dividends and distributions from:
Net investment income	—	(0.414)	(0.303)	(0.120)	(0.099)	(0.132)
Net realized gain	—	—	—	—	—	(0.048)
Return of capital	—	—	(0.002)	(0.064)	(0.043)	(0.016)
Total dividends and distributions	—	(0.414)	(0.305)	(0.184)	(0.142)	(0.196)
Net asset value, end of period	$9.546	$9.312	$9.277	$9.162	$9.849	$10.080
Total return[3]	2.48%	4.87%	4.61%	(5.12% )	(0.89% )	3.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$845,007	$855,060	$793,063	$789,146	$815,181	$720,390
Ratio of expenses to average net assets[4]	0.94%	0.90%	0.94%	0.76%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	0.98%	1.02%	0.83%	0.82%	0.83%
Ratio of net investment income to average net assets[5]	3.98%	4.11%	3.51%	1.60%	0.79%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.90%	4.03%	3.43%	1.53%	0.75%	1.35%
Portfolio turnover	107%	231%	383%	1,035%	461%	852%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023, 2022, 2021, and 2020 was 0.75%,
0.75%, 0.75%, 0.75%, 0.78%, and 0.79%, respectively.

[5]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023, 2022, 2021, and
2020 was 4.17%, 4.26%, 3.70%, 1.61%, 0.79%, and 1.39%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP PIMCO Low Duration Bond Fund-19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. As of June 30, 2025, there were no open repurchase agreements.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$105,916	$131,939	$126,470	$364,325
Pacific Investment Management Company LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$37,376
Legal	5,696
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,974 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,203
Management fees payable to LFI	315,358
Distribution fees payable to LFD	173,384
Printing and mailing fees payable to Lincoln Life	3,865
Shareholder servicing fees payable to Lincoln Life	20,818
LVIP PIMCO Low Duration Bond Fund-21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$164,166,354
Purchases of U.S. government securities	848,684,323
Sales other than U.S. government securities	209,277,646
Sales of U.S. government securities	776,229,225
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$977,909,926
Aggregate unrealized appreciation of investments and derivatives	$15,163,850
Aggregate unrealized depreciation of investments and derivatives	(17,671,558)
Net unrealized depreciation of investments and derivatives	$(2,507,708)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund-22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$156,123,481	$—	$156,123,481
Agency Commercial Mortgage-Backed Securities	—	6,586,547	—	6,586,547
Agency Mortgage-Backed Securities	—	125,532,261	—	125,532,261
Corporate Bonds	—	316,749,491	—	316,749,491
Municipal Bonds	—	15,421,667	—	15,421,667
Non-Agency Asset-Backed Securities	—	240,691,801	—	240,691,801
Non-Agency Collateralized Mortgage Obligations	—	24,674,529	—	24,674,529
Non-Agency Commercial Mortgage-Backed Securities	—	35,377,054	—	35,377,054
Sovereign Bonds	—	18,702,665	—	18,702,665
U.S. Treasury Obligations	—	12,450,715	—	12,450,715
Money Market Fund	237,473	—	—	237,473
Options Purchased	—	161,291	—	161,291
Short-Term Investments	—	26,773,801	—	26,773,801
Total Investments	$237,473	$979,245,303	$—	$979,482,776
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$504,668	$—	$504,668
Futures Contracts	$6,121,806	$—	$—	$6,121,806
Swap Contracts	$—	$702,899	$—	$702,899
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,487,606)	$—	$(3,487,606)
Futures Contracts	$(2,449,944)	$—	$—	$(2,449,944)
Reverse Repurchase Agreement	$—	$(7,511,875)	$—	$(7,511,875)
Swap Contracts	$—	$(5,472,381)	$—	$(5,472,381)
Options Written	$—	$(4,138)	$—	$(4,138)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	581,392	1,372,563
Service Class	12,619,723	25,722,343
Shares reinvested:
Standard Class	—	131,851
Service Class	—	3,931,287
	13,201,115	31,158,044
Shares redeemed:
Standard Class	(372,291)	(7,990,589)
Service Class	(15,921,646)	(23,317,097)
	(16,293,937)	(31,307,686)
Net decrease	(3,092,822)	(149,642)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP PIMCO Low Duration Bond Fund-23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to fix the U.S. dollar value of a security between trade date and settlement date.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Options Contracts–During the six months ended June 30, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
LVIP PIMCO Low Duration Bond Fund-24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2025, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund's exposure to changes in foreign currencies; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to generate income; to reduce transaction costs; to take advantage of liquidity available in the options market and to receive premiums for writing options.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
LVIP PIMCO Low Duration Bond Fund-25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$504,668	Unrealized depreciation on foreign currency exchange contracts	$(3,487,606)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	6,121,806	Variation margin due from broker on futures contracts	(2,449,944)
Options purchased (Interest rate contracts)	Investments, at value	161,291	Investments, at value	—
Options written (Interest rate contracts)	Options written, at value	—	Options written, at value	(4,138)
Swap contracts (Credit contracts)	Variation margin due from broker on centrally cleared swap contracts	—	Variation margin due from broker on centrally cleared swap contracts	(550,632)
Swap contracts (Interest rate contracts)	Variation margin due from brokers on centrally cleared interest rate swap contracts	702,899	Variation margin due from brokers on centrally cleared interest rate swap contracts	(4,921,749)
Total		$7,490,664		$(11,414,069)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,067,442)	$(6,669,502)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,746,430	2,720,232
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	(196,961)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(339,254)	64,739
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(577,562)	(550,048)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,362,067)	(4,977,397)
Total		$(1,599,895)	$(9,608,937)
LVIP PIMCO Low Duration Bond Fund-26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$65,168,296	$168,265,158
Futures contracts (average notional value)	1,136,793,594	108,401,945
Options contracts (average value)	322,278	59,891
CDS contracts (average notional value)*	—	37,442,857
Interest rate swap contracts (average notional value)**	70,590,695	332,573,562

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2025, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
BNP Paribas SA	$244,739
Goldman Sachs International	1,100,523
JPMorgan Chase Bank	885,624
Total	$2,230,886
At June 30, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Morgan Stanley & Co. International	$110,000
Total	$110,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$216,436	$(771,197)	$(554,761)
Goldman Sachs International	39,024	(1,164,223)	(1,125,199)
JPMorgan Chase Bank	241,127	(1,545,839)	(1,304,712)
Morgan Stanley Capital	169,372	(10,485)	158,887
Total	$665,959	$(3,491,744)	$(2,825,785)

LVIP PIMCO Low Duration Bond Fund-27

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$(554,761)	$—	$—	$244,739	$—	$(310,022)
Goldman Sachs International	(1,125,199)	—	—	1,100,523	—	(24,676)
JPMorgan Chase Bank	(1,304,712)	—	—	885,624	—	(419,088)
Morgan Stanley Capital	158,887	—	(110,000)	—	—	48,887
Total	$(2,825,785)	$—	$(110,000)	$2,230,886	$—	$(704,899)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2025, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$(7,511,875)	$7,511,875	$—	$—
Total	$(7,511,875)	$7,511,875	$—	$—

1Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP PIMCO Low Duration Bond Fund-28

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-29

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Structured Allocation Funds
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Allocation Funds

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.10%
INVESTMENT COMPANIES–86.10%
Equity Funds–22.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	337,662	$4,404,120
LVIP SSGA S&P 500 Index Fund	777,410	25,010,844
LVIP SSGA Small-Cap Index Fund	91,509	2,942,570
		32,357,534
Fixed Income Fund–49.74%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,143,648	72,515,170
		72,515,170
International Equity Fund–14.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,642,303	20,651,957
		20,651,957
Total Affiliated Investments (Cost $99,530,198)		125,524,661

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–13.94%
INVESTMENT COMPANIES–13.94%
Fixed Income Fund–9.95%
Schwab US TIPS ETF	543,540	$14,501,647
		14,501,647
International Equity Fund–3.99%
iShares Core MSCI Emerging Markets ETF	96,946	5,819,669
		5,819,669
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	4,196	4,196
		4,196
Total Unaffiliated Investments (Cost $18,167,628)		20,325,512

TOTAL INVESTMENTS–100.04% (Cost $117,697,826)	145,850,173
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(53,587)
NET ASSETS APPLICABLE TO 10,118,640 SHARES OUTSTANDING–100.00%	$145,796,586

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-1

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.13%
INVESTMENT COMPANIES–84.13%
Equity Funds–34.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,056,036	$39,859,874
LVIP SSGA S&P 500 Index Fund	4,966,630	159,786,436
LVIP SSGA Small-Cap Index Fund	828,210	26,631,906
		226,278,216
Fixed Income Fund–29.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	19,396,328	196,892,130
		196,892,130
International Equity Fund–20.18%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,617,058	133,509,504
		133,509,504
Total Affiliated Investments (Cost $392,784,768)		556,679,850

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.90%
INVESTMENT COMPANIES–15.90%
Fixed Income Fund–9.92%
Schwab US TIPS ETF	2,460,542	$65,647,261
		65,647,261
International Equity Fund–5.98%
iShares Core MSCI Emerging Markets ETF	658,407	39,524,172
		39,524,172
Total Unaffiliated Investments (Cost $93,621,170)		105,171,433

TOTAL INVESTMENTS–100.03% (Cost $486,405,938)	661,851,283
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(180,884)
NET ASSETS APPLICABLE TO 37,246,032 SHARES OUTSTANDING–100.00%	$661,670,399

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-2

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.12%
INVESTMENT COMPANIES–85.12%
Equity Funds–38.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,492,046	$45,546,748
LVIP SSGA S&P 500 Index Fund	5,269,857	169,541,836
LVIP SSGA Small-Cap Index Fund	1,013,972	32,605,289
		247,693,873
Fixed Income Fund–24.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	15,831,297	160,703,498
		160,703,498
International Equity Fund–22.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,438,510	143,839,268
		143,839,268
Total Affiliated Investments (Cost $378,689,587)		552,236,639

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.94%
INVESTMENT COMPANIES–14.94%
Fixed Income Fund–4.96%
Schwab US TIPS ETF	1,205,877	$32,172,798
		32,172,798
International Equity Fund–9.96%
iShares Core MSCI Emerging Markets ETF	1,075,932	64,588,198
		64,588,198
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	146,057	146,057
		146,057
Total Unaffiliated Investments (Cost $80,805,213)		96,907,053

TOTAL INVESTMENTS–100.06% (Cost $459,494,800)	649,143,692
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(365,002)
NET ASSETS APPLICABLE TO 34,171,587 SHARES OUTSTANDING–100.00%	$648,778,690

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-3

LVIP Structured Conservative Allocation Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.10%
INVESTMENT COMPANIES–90.10%
Equity Funds–22.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,387,660	$21,830,678
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	640,785	8,184,102
		30,014,780
Fixed Income Fund–49.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,621,763	67,217,510
		67,217,510
International Equity Funds–18.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	599,830	5,394,875
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,944,142	$19,178,958
		24,573,833
Total Affiliated Investments (Cost $108,291,342)		121,806,123

UNAFFILIATED INVESTMENT–10.01%
INVESTMENT COMPANY–10.01%
Fixed Income Fund–10.01%
Schwab US TIPS ETF	506,970	13,525,960
Total Unaffiliated Investment (Cost $13,177,881)		13,525,960

TOTAL INVESTMENTS–100.11% (Cost $121,469,223)	135,332,083
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(144,495)
NET ASSETS APPLICABLE TO 12,263,574 SHARES OUTSTANDING–100.00%	$135,187,588

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-4

LVIP Structured Moderate Allocation Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.12%
INVESTMENT COMPANIES–90.12%
Equity Funds–34.21%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	10,816,253	$170,161,297
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,549,645	70,880,066
		241,041,363
Fixed Income Fund–29.74%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,647,520	209,592,973
		209,592,973
International Equity Funds–26.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,675,775	42,053,923
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	14,431,804	$142,369,745
		184,423,668
Total Affiliated Investments (Cost $529,820,490)		635,058,004

UNAFFILIATED INVESTMENT–9.91%
INVESTMENT COMPANY–9.91%
Fixed Income Fund–9.91%
Schwab US TIPS ETF	2,618,871	69,871,478
Total Unaffiliated Investment (Cost $68,087,990)		69,871,478

TOTAL INVESTMENTS–100.03% (Cost $597,908,480)	704,929,482
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(218,032)
NET ASSETS APPLICABLE TO 57,819,520 SHARES OUTSTANDING–100.00%	$704,711,450

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-5

LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.08%
INVESTMENT COMPANIES–95.08%
Equity Funds–38.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	7,779,429	$122,385,981
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,421,363	56,469,650
		178,855,631
Fixed Income Fund–24.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,422,886	115,953,712
		115,953,712
International Equity Funds–32.13%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,173,663	46,531,923
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	10,539,722	$103,974,358
		150,506,281
Total Affiliated Investments (Cost $364,894,811)		445,315,624

UNAFFILIATED INVESTMENT–4.96%
INVESTMENT COMPANY–4.96%
Fixed Income Fund–4.96%
Schwab US TIPS ETF	870,923	23,236,226
Total Unaffiliated Investment (Cost $22,646,787)		23,236,226

TOTAL INVESTMENTS–100.04% (Cost $387,541,598)	468,551,850
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(190,277)
NET ASSETS APPLICABLE TO 36,064,187 SHARES OUTSTANDING–100.00%	$468,361,573

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-6

LVIP Allocation Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
ASSETS:
Affiliated investments, at value	$125,524,661	$556,679,850	$552,236,639	$121,806,123	$635,058,004	$445,315,624
Unaffiliated investments, at value	20,325,512	105,171,433	96,907,053	13,525,960	69,871,478	23,236,226
Receivable for fund shares sold	72,965	690,603	81,353	5,248	726,825	209,796
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,267	—	—	—	—	—
Prepaid expenses	332	1,452	1,420	307	14,325	1,050
Dividends and interest receivable	63	457	464	60	373	144
Receivable for securities sold	—	3,194	258,963	724,572	16,962	808,516
TOTAL ASSETS	145,929,800	662,546,989	649,485,892	136,062,270	705,687,967	469,571,356
LIABILITIES:
Payable for securities purchased	50,894	11,327	145,883	—	70,283	—
Due to manager and affiliates	38,222	155,290	145,926	42,279	209,145	131,149
Payable for fund shares redeemed	18,648	677,118	386,016	794,060	648,732	1,014,909
Payable for audit fee	11,544	11,544	11,544	11,544	11,544	11,544
Payable for fund accounting fee	8,212	8,262	8,260	8,211	8,273	8,246
Other accrued expenses payable	5,694	9,811	9,573	3,949	11,521	234
Due to custodian	—	3,238	—	14,639	17,019	43,701
TOTAL LIABILITIES	133,214	876,590	707,202	874,682	976,517	1,209,783
TOTAL NET ASSETS	$145,796,586	$661,670,399	$648,778,690	$135,187,588	$704,711,450	$468,361,573
Affiliated investments, at cost	$99,530,198	$392,784,768	$378,689,587	$108,291,342	$529,820,490	$364,894,811
Unaffiliated investments, at cost	18,167,628	93,621,170	80,805,213	13,177,881	68,087,990	22,646,787
Standard Class:
Net Assets	$61,541,656	$363,008,757	$386,372,533	$24,903,484	$177,753,636	$158,160,674
Shares Outstanding	4,266,643	20,414,335	20,316,630	2,256,763	14,561,856	12,159,957
Net Asset Value Per Share	$14.424	$17.782	$19.018	$11.035	$12.207	$13.007
Service Class:
Net Assets	$84,254,930	$298,661,642	$262,406,157	$110,284,104	$526,957,814	$310,200,899
Shares Outstanding	5,851,997	16,831,697	13,854,957	10,006,811	43,257,664	23,904,230
Net Asset Value Per Share	$14.398	$17.744	$18.940	$11.021	$12.182	$12.977
LVIP Allocation Funds-7

LVIP Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$121,168,276	$485,922,980	$459,516,341	$128,534,272	$617,635,265	$403,735,985
Distributable earnings/(accumulated loss)	24,628,310	175,747,419	189,262,349	6,653,316	87,076,185	64,625,588
TOTAL NET ASSETS	$145,796,586	$661,670,399	$648,778,690	$135,187,588	$704,711,450	$468,361,573
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-8

LVIP Allocation Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$255,858	$1,292,985	$1,181,090	$169,961	$871,812	$289,309
EXPENSES:
Management fees	106,623	469,456	458,808	99,395	510,181	337,799
Distribution fees-Service Class	104,072	355,082	312,332	135,507	640,469	377,734
Shareholder servicing fees	20,614	90,762	88,703	19,216	98,635	65,308
Accounting and administration expenses	19,668	43,681	42,945	19,202	46,579	35,062
Professional fees	16,892	22,007	21,849	16,800	22,674	20,190
Reports and statements to shareholders	2,543	5,608	5,464	2,450	6,904	4,605
Consulting fees	2,302	2,467	2,467	2,296	2,483	2,404
Custodian fees	2,231	3,863	3,977	1,956	3,794	2,634
Trustees’ fees and expenses	2,108	9,207	8,968	1,989	10,153	6,691
Index fees	587	2,544	2,458	—	—	—
Pricing fees	21	21	20	18	18	18
Other	2,110	5,761	5,642	2,844	10,950	7,557
	279,771	1,010,459	953,633	301,673	1,352,840	860,002
Less:
Expenses reimbursed	(33,535)	—	—	—	—	—
Total operating expenses	246,236	1,010,459	953,633	301,673	1,352,840	860,002
NET INVESTMENT INCOME (LOSS)	9,622	282,526	227,457	(131,712)	(481,028)	(570,693)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	200,487	1,336,108	641,772	199,215	3,144,251	2,078,475
Sale of unaffiliated investments	92,365	324,718	425,452	13,852	56,026	16,253
Net realized gain	292,852	1,660,826	1,067,224	213,067	3,200,277	2,094,728
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	7,740,133	39,023,257	40,536,975	8,425,836	49,766,278	37,243,269
Unaffiliated investments	1,190,865	7,158,490	9,416,739	426,053	2,177,607	719,749
Net change in unrealized appreciation (depreciation)	8,930,998	46,181,747	49,953,714	8,851,889	51,943,885	37,963,018
NET REALIZED AND UNREALIZED GAIN	9,223,850	47,842,573	51,020,938	9,064,956	55,144,162	40,057,746
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,233,472	$48,125,099	$51,248,395	$8,933,244	$54,663,134	$39,487,053
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-9

LVIP Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,622	$3,684,713	$282,526	$14,492,204	$227,457	$13,441,558
Net realized gain	292,852	2,337,449	1,660,826	13,386,390	1,067,224	14,684,137
Net change in unrealized appreciation (depreciation)	8,930,998	1,949,829	46,181,747	20,822,485	49,953,714	23,145,273
Net increase in net assets resulting from operations	9,233,472	7,971,991	48,125,099	48,701,079	51,248,395	51,270,968
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,951,479)	—	(11,997,937)	—	(12,543,193)
Service Class	—	(2,643,554)	—	(9,526,025)	—	(8,312,430)
Return of capital:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
	—	(4,595,033)	—	(21,523,962)	—	(20,855,623)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,976,398	7,387,216	21,037,910	54,865,506	24,966,474	65,684,751
Service Class	4,238,360	11,900,322	12,739,965	25,793,145	12,168,335	24,765,506
Reinvestment of dividends and distributions:
Standard Class	—	1,951,479	—	11,997,937	—	12,543,193
Service Class	—	2,643,554	—	9,526,025	—	8,312,430
	6,214,758	23,882,571	33,777,875	102,182,613	37,134,809	111,305,880
Cost of shares redeemed:
Standard Class	(3,048,390)	(7,372,496)	(22,465,506)	(55,455,185)	(26,080,553)	(57,554,641)
Service Class	(9,639,383)	(17,403,497)	(20,883,455)	(46,718,843)	(21,757,290)	(36,159,454)
	(12,687,773)	(24,775,993)	(43,348,961)	(102,174,028)	(47,837,843)	(93,714,095)
Increase (decrease) in net assets derived from capital share transactions	(6,473,015)	(893,422)	(9,571,086)	8,585	(10,703,034)	17,591,785
NET INCREASE (DECREASE) IN NET ASSETS	2,760,457	2,483,536	38,554,013	27,185,702	40,545,361	48,007,130
NET ASSETS:
Beginning of period	143,036,129	140,552,593	623,116,386	595,930,684	608,233,329	560,226,199
End of period	$145,796,586	$143,036,129	$661,670,399	$623,116,386	$648,778,690	$608,233,329
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-10

LVIP Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(131,712)	$3,388,357	$(481,028)	$15,595,152	$(570,693)	$9,980,732
Net realized gain	213,067	355,062	3,200,277	9,019,193	2,094,728	7,369,500
Net change in unrealized appreciation (depreciation)	8,851,889	4,797,066	51,943,885	37,837,813	37,963,018	28,053,917
Net increase in net assets resulting from operations	8,933,244	8,540,485	54,663,134	62,452,158	39,487,053	45,404,149
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,061,041)	—	(27,706,054)	—	(25,442,002)
Service Class	—	(14,081,296)	—	(87,997,137)	—	(54,626,628)
Return of capital:
Standard Class	—	—	—	(209,810)	—	—
Service Class	—	—	—	(707,014)	—	—
	—	(17,142,337)	—	(116,620,015)	—	(80,068,630)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,151,143	3,020,719	9,862,423	33,445,445	9,531,623	28,584,914
Service Class	3,417,319	10,501,099	12,415,951	18,233,204	8,542,191	12,902,305
Reinvestment of dividends and distributions:
Standard Class	—	3,061,041	—	27,915,864	—	25,442,002
Service Class	—	14,081,296	—	88,704,151	—	54,626,628
	4,568,462	30,664,155	22,278,374	168,298,664	18,073,814	121,555,849
Cost of shares redeemed:
Standard Class	(2,089,510)	(3,209,845)	(13,697,908)	(31,925,776)	(11,125,518)	(39,389,338)
Service Class	(11,211,785)	(25,961,772)	(46,954,816)	(94,943,708)	(32,533,685)	(57,702,409)
	(13,301,295)	(29,171,617)	(60,652,724)	(126,869,484)	(43,659,203)	(97,091,747)
Increase (decrease) in net assets derived from capital share transactions	(8,732,833)	1,492,538	(38,374,350)	41,429,180	(25,585,389)	24,464,102
NET INCREASE (DECREASE) IN NET ASSETS	200,411	(7,109,314)	16,288,784	(12,738,677)	13,901,664	(10,200,379)
NET ASSETS:
Beginning of period	134,987,177	142,096,491	688,422,666	701,161,343	454,459,909	464,660,288
End of period	$135,187,588	$134,987,177	$704,711,450	$688,422,666	$468,361,573	$454,459,909
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-11

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.512	$13.195	$12.378	$15.237	$14.733	$13.532
Income (loss) from investment operations:
Net investment income[2]	0.011	0.374	0.314	0.340	0.305	0.273
Net realized and unrealized gain (loss)	0.901	0.410	1.006	(2.596)	0.634	1.368
Total from investment operations	0.912	0.784	1.320	(2.256)	0.939	1.641
Less dividends and distributions from:
Net investment income	—	(0.388)	(0.318)	(0.363)	(0.322)	(0.294)
Net realized gain	—	(0.079)	(0.185)	(0.240)	(0.113)	(0.146)
Total dividends and distributions	—	(0.467)	(0.503)	(0.603)	(0.435)	(0.440)
Net asset value, end of period	$14.424	$13.512	$13.195	$12.378	$15.237	$14.733
Total return[3]	6.75%	5.94%	10.73%	(14.75% )	6.37%	12.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,542	$58,715	$55,436	$50,418	$58,531	$49,097
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.25%	0.25%	0.25%	0.25%	0.24%	0.26%
Ratio of net investment income to average net assets	0.16% [5]	2.73%	2.43%	2.52%	2.00%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.11% [5]	2.68%	2.38%	2.47%	1.96%	1.91%
Portfolio turnover	4%	25%	13%	16%	15%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-12

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.505	$13.187	$12.372	$15.227	$14.726	$13.528
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	0.340	0.281	0.306	0.266	0.238
Net realized and unrealized gain (loss)	0.899	0.410	1.004	(2.593)	0.632	1.366
Total from investment operations	0.893	0.750	1.285	(2.287)	0.898	1.604
Less dividends and distributions from:
Net investment income	—	(0.353)	(0.285)	(0.328)	(0.284)	(0.260)
Net realized gain	—	(0.079)	(0.185)	(0.240)	(0.113)	(0.146)
Total dividends and distributions	—	(0.432)	(0.470)	(0.568)	(0.397)	(0.406)
Net asset value, end of period	$14.398	$13.505	$13.187	$12.372	$15.227	$14.726
Total return[3]	6.61%	5.69%	10.46%	(14.96% )	6.10%	11.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,255	$84,321	$85,116	$81,908	$103,670	$98,050
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.50%	0.50%	0.50%	0.49%	0.51%
Ratio of net investment income (loss) to average net assets	(0.09% )[5]	2.48%	2.18%	2.27%	1.75%	1.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.14% )[5]	2.43%	2.13%	2.22%	1.71%	1.66%
Portfolio turnover	4%	25%	13%	16%	15%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-13

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.482	$15.763	$14.551	$18.135	$16.887	$15.344
Income (loss) from investment operations:
Net investment income[2]	0.017	0.408	0.354	0.409	0.351	0.282
Net realized and unrealized gain (loss)	1.283	0.912	1.597	(3.221)	1.403	1.817
Total from investment operations	1.300	1.320	1.951	(2.812)	1.754	2.099
Less dividends and distributions from:
Net investment income	—	(0.434)	(0.358)	(0.442)	(0.399)	(0.343)
Net realized gain	—	(0.167)	(0.381)	(0.330)	(0.107)	(0.213)
Total dividends and distributions	—	(0.601)	(0.739)	(0.772)	(0.506)	(0.556)
Net asset value, end of period	$17.782	$16.482	$15.763	$14.551	$18.135	$16.887
Total return[3]	7.89%	8.37%	13.57%	(15.41% )	10.39%	13.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,009	$337,914	$312,213	$271,486	$308,832	$267,776
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	0.20% [5]	2.45%	2.31%	2.58%	1.96%	1.84%
Portfolio turnover	5%	21%	10%	12%	10%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-14

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.467	$15.749	$14.542	$18.121	$16.875	$15.337
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)	0.365	0.316	0.369	0.306	0.243
Net realized and unrealized gain (loss)	1.281	0.912	1.592	(3.216)	1.402	1.812
Total from investment operations	1.277	1.277	1.908	(2.847)	1.708	2.055
Less dividends and distributions from:
Net investment income	—	(0.392)	(0.320)	(0.402)	(0.355)	(0.304)
Net realized gain	—	(0.167)	(0.381)	(0.330)	(0.107)	(0.213)
Total dividends and distributions	—	(0.559)	(0.701)	(0.732)	(0.462)	(0.517)
Net asset value, end of period	$17.744	$16.467	$15.749	$14.542	$18.121	$16.875
Total return[3]	7.75%	8.10%	13.28%	(15.62% )	10.12%	13.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$298,662	$285,203	$283,718	$262,063	$332,821	$305,451
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	(0.05% )[5]	2.20%	2.06%	2.33%	1.71%	1.59%
Portfolio turnover	5%	21%	10%	12%	10%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-15

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$17.508	$16.604	$15.194	$18.970	$17.483	$15.891
Income (loss) from investment operations:
Net investment income[2]	0.016	0.417	0.360	0.395	0.344	0.287
Net realized and unrealized gain (loss)	1.494	1.122	1.862	(3.426)	1.643	1.950
Total from investment operations	1.510	1.539	2.222	(3.031)	1.987	2.237
Less dividends and distributions from:
Net investment income	—	(0.445)	(0.352)	(0.424)	(0.405)	(0.389)
Net realized gain	—	(0.190)	(0.460)	(0.321)	(0.095)	(0.256)
Total dividends and distributions	—	(0.635)	(0.812)	(0.745)	(0.500)	(0.645)
Net asset value, end of period	$19.018	$17.508	$16.604	$15.194	$18.970	$17.483
Total return[3]	8.62%	9.26%	14.82%	(15.88% )	11.37%	14.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$386,373	$356,844	$318,829	$271,813	$305,640	$262,014
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	0.18% [5]	2.37%	2.24%	2.40%	1.84%	1.83%
Portfolio turnover	5%	15%	9%	9%	12%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-16

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$17.458	$16.558	$15.157	$18.923	$17.443	$15.860
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.371	0.318	0.353	0.297	0.246
Net realized and unrealized gain (loss)	1.489	1.119	1.856	(3.415)	1.636	1.941
Total from investment operations	1.482	1.490	2.174	(3.062)	1.933	2.187
Less dividends and distributions from:
Net investment income	—	(0.400)	(0.313)	(0.383)	(0.358)	(0.348)
Net realized gain	—	(0.190)	(0.460)	(0.321)	(0.095)	(0.256)
Total dividends and distributions	—	(0.590)	(0.773)	(0.704)	(0.453)	(0.604)
Net asset value, end of period	$18.940	$17.458	$16.558	$15.157	$18.923	$17.443
Total return[3]	8.48%	9.00%	14.54%	(16.09% )	11.09%	13.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,406	$251,390	$241,397	$213,896	$268,538	$245,748
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	(0.07% )[5]	2.12%	1.99%	2.15%	1.59%	1.58%
Portfolio turnover	5%	15%	9%	9%	12%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-17

LVIP Structured Conservative Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.315	$11.026	$10.375	$12.915	$12.585	$11.966
Income (loss) from investment operations:
Net investment income[2]	—	0.294	0.270	0.353	0.296	0.236
Net realized and unrealized gain (loss)	0.720	0.438	0.790	(2.084)	0.638	0.906
Total from investment operations	0.720	0.732	1.060	(1.731)	0.934	1.142
Less dividends and distributions from:
Net investment income	—	(0.349)	(0.289)	(0.440)	(0.497)	(0.256)
Net realized gain	—	(1.094)	(0.120)	(0.369)	(0.107)	(0.267)
Total dividends and distributions	—	(1.443)	(0.409)	(0.809)	(0.604)	(0.523)
Net asset value, end of period	$11.035	$10.315	$11.026	$10.375	$12.915	$12.585
Total return[3]	6.98%	6.46%	10.27%	(13.30% )	7.43%	9.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,903	$24,202	$22,898	$21,098	$24,304	$22,240
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.24%	0.24%
Ratio of net investment income to average net assets	0.01% [5]	2.63%	2.51%	3.06%	2.24%	1.99%
Portfolio turnover	4%	21%	30%	14%	17%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-18

LVIP Structured Conservative Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.315	$11.026	$10.375	$12.913	$12.582	$11.966
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.266	0.243	0.324	0.262	0.206
Net realized and unrealized gain (loss)	0.719	0.438	0.788	(2.082)	0.639	0.903
Total from investment operations	0.706	0.704	1.031	(1.758)	0.901	1.109
Less dividends and distributions from:
Net investment income	—	(0.321)	(0.260)	(0.411)	(0.463)	(0.226)
Net realized gain	—	(1.094)	(0.120)	(0.369)	(0.107)	(0.267)
Total dividends and distributions	—	(1.415)	(0.380)	(0.780)	(0.570)	(0.493)
Net asset value, end of period	$11.021	$10.315	$11.026	$10.375	$12.913	$12.582
Total return[3]	6.84%	6.20%	9.99%	(13.52% )	7.17%	9.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,284	$110,785	$119,199	$125,899	$161,937	$161,559
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	(0.24% )[5]	2.38%	2.26%	2.81%	1.99%	1.74%
Portfolio turnover	4%	21%	30%	14%	17%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-19

LVIP Structured Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.265	$12.275	$11.378	$14.372	$13.554	$12.950
Income (loss) from investment operations:
Net investment income[2]	0.003	0.300	0.301	0.443	0.347	0.256
Net realized and unrealized gain (loss)	0.939	0.871	1.172	(2.359)	1.299	0.988
Total from investment operations	0.942	1.171	1.473	(1.916)	1.646	1.244
Less dividends and distributions from:
Net investment income	—	(0.403)	(0.314)	(0.572)	(0.696)	(0.317)
Net realized gain	—	(1.762)	(0.262)	(0.506)	(0.132)	(0.323)
Return of capital	—	(0.016)	—	—	—	—
Total dividends and distributions	—	(2.181)	(0.576)	(1.078)	(0.828)	(0.640)
Net asset value, end of period	$12.207	$11.265	$12.275	$11.378	$14.372	$13.554
Total return[3]	8.36%	9.41%	13.09%	(13.15% )	12.15%	9.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,754	$167,781	$152,040	$139,079	$156,805	$136,955
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.20%	0.21%
Ratio of net investment income to average net assets	0.05% [5]	2.40%	2.53%	3.47%	2.38%	2.05%
Portfolio turnover	4%	20%	41%	11%	13%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-20

LVIP Structured Moderate Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.256	$12.268	$11.372	$14.364	$13.546	$12.945
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)	0.269	0.271	0.411	0.310	0.224
Net realized and unrealized gain (loss)	0.938	0.870	1.170	(2.358)	1.297	0.984
Total from investment operations	0.926	1.139	1.441	(1.947)	1.607	1.208
Less dividends and distributions from:
Net investment income	—	(0.373)	(0.283)	(0.539)	(0.657)	(0.284)
Net realized gain	—	(1.762)	(0.262)	(0.506)	(0.132)	(0.323)
Return of capital	—	(0.016)	—	—	—	—
Total dividends and distributions	—	(2.151)	(0.545)	(1.045)	(0.789)	(0.607)
Net asset value, end of period	$12.182	$11.256	$12.268	$11.372	$14.364	$13.546
Total return[3]	8.23%	9.14%	12.81%	(13.38% )	11.87%	9.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$526,958	$520,642	$549,122	$562,606	$731,672	$728,337
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.45%	0.46%
Ratio of net investment income (loss) to average net assets	(0.20% )[5]	2.15%	2.28%	3.22%	2.13%	1.80%
Portfolio turnover	4%	20%	41%	11%	13%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-21

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.917	$12.973	$11.897	$14.994	$14.002	$13.483
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	0.309	0.315	0.489	0.370	0.271
Net realized and unrealized gain (loss)	1.095	1.063	1.365	(2.487)	1.544	0.937
Total from investment operations	1.090	1.372	1.680	(1.998)	1.914	1.208
Less dividends and distributions from:
Net investment income	—	(0.411)	(0.324)	(0.635)	(0.786)	(0.337)
Net realized gain	—	(2.017)	(0.280)	(0.464)	(0.136)	(0.352)
Total dividends and distributions	—	(2.428)	(0.604)	(1.099)	(0.922)	(0.689)
Net asset value, end of period	$13.007	$11.917	$12.973	$11.897	$14.994	$14.002
Total return[3]	9.15%	10.48%	14.27%	(13.13% )	13.68%	9.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,161	$146,492	$143,276	$124,080	$140,459	$119,194
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.22%	0.21%	0.21%	0.21%
Ratio of net investment income (loss) to average net assets	(0.08% )[5]	2.33%	2.52%	3.68%	2.42%	2.13%
Portfolio turnover	5%	16%	45%	13%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-22

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.904	$12.963	$11.890	$14.983	$13.993	$13.477
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.020)	0.275	0.283	0.456	0.331	0.238
Net realized and unrealized gain (loss)	1.093	1.062	1.361	(2.484)	1.541	0.934
Total from investment operations	1.073	1.337	1.644	(2.028)	1.872	1.172
Less dividends and distributions from:
Net investment income	—	(0.379)	(0.291)	(0.601)	(0.746)	(0.304)
Net realized gain	—	(2.017)	(0.280)	(0.464)	(0.136)	(0.352)
Total dividends and distributions	—	(2.396)	(0.571)	(1.065)	(0.882)	(0.656)
Net asset value, end of period	$12.977	$11.904	$12.963	$11.890	$14.983	$13.993
Total return[3]	9.01%	10.21%	13.98%	(13.35% )	13.39%	9.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$310,201	$307,968	$321,385	$318,469	$412,715	$407,285
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.47%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	(0.33% )[5]	2.08%	2.27%	3.43%	2.17%	1.88%
Portfolio turnover	5%	16%	45%	13%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-23

LVIP Allocation Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP Structured Conservative Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP Structured Moderate Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Allocation Funds-24

LVIP Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board of Trustees (the "Board") and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP SSGA Conservative Index Allocation Fund	$75,198	$71,765	$67,205	$214,168
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LFI but has no management discretion over the Funds’ assets and LFI pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Administrative	$6,048	$26,501	$25,879	$5,649	$28,955	$19,153
Legal	922	4,039	3,944	861	4,413	2,919
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Allocation Funds-25

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Printing and mailing	$570	$1,509	$1,469	$492	$2,426	$1,205
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Expense reimbursement receivable due from LFI	$6,267	$—	$—	$—	$—	$—
Management fees payable to LFI	17,696	79,843	78,189	16,542	85,609	56,888
Distribution fees payable to LFD	17,091	59,980	52,619	22,530	106,886	63,008
Printing and mailing fees payable to Lincoln Life	14	31	1	9	99	255
Shareholder servicing fees payable to Lincoln Life	3,421	15,436	15,117	3,198	16,551	10,998
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2025, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$261,139	$734,622	$476,194	$166,893	$128,855	$134,748
Sales	238,121	346,429	244,683	195,120	592,468	285,632
Net realized gain	4,351	866	989	2,747	5,198	1,542
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Allocation Funds-26

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.10%@
Equity Funds-22.19%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,303,207	$381,662	$282,944	$(8,195)	$10,390	$4,404,120	337,662	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	24,319,220	1,617,567	2,388,180	244,851	1,217,386	25,010,844	777,410	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,865,875	315,716	188,629	1,168	(51,560)	2,942,570	91,509	—	—
Fixed Income Fund-49.74%@
✧✧LVIP SSGA Bond Index Fund	71,453,387	3,072,846	4,715,732	(664,502)	3,369,171	72,515,170	7,143,648	—	—
International Equity Fund-14.17%@
✧✧LVIP SSGA International Index Fund	20,047,078	387,649	3,604,681	627,165	3,194,746	20,651,957	1,642,303	—	—
Total	$122,988,767	$5,775,440	$11,180,166	$200,487	$7,740,133	$125,524,661		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.13%@
Equity Funds-34.20%@
✧✧LVIP SSGA Mid-Cap Index Fund	$37,461,107	$3,432,882	$1,125,055	$(35,430)	$126,370	$39,859,874	3,056,036	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	149,444,667	8,943,998	8,021,579	247,957	9,171,393	159,786,436	4,966,630	—	—
✧✧LVIP SSGA Small-Cap Index Fund	24,948,510	2,813,227	750,037	16,102	(395,896)	26,631,906	828,210	—	—
Fixed Income Fund-29.75%@
✧✧LVIP SSGA Bond Index Fund	186,606,059	8,748,950	5,625,275	(966,766)	8,129,162	196,892,130	19,396,328	—	—
International Equity Fund-20.18%@
✧✧LVIP SSGA International Index Fund	124,654,283	1,642,905	16,854,157	2,074,245	21,992,228	133,509,504	10,617,058	—	—
Total	$523,114,626	$25,581,962	$32,376,103	$1,336,108	$39,023,257	$556,679,850		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.12%@
Equity Funds-38.18%@
✧✧LVIP SSGA Mid-Cap Index Fund	$42,637,789	$4,224,941	$1,401,363	$(74,749)	$160,130	$45,546,748	3,492,046	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	157,945,380	9,703,959	8,006,652	144,210	9,754,939	169,541,836	5,269,857	—	—
✧✧LVIP SSGA Small-Cap Index Fund	30,424,389	3,657,849	1,000,975	(31,751)	(444,223)	32,605,289	1,013,972	—	—
Fixed Income Fund-24.77%@
✧✧LVIP SSGA Bond Index Fund	151,710,570	8,167,712	5,004,870	(879,340)	6,709,426	160,703,498	15,831,297	—	—
International Equity Fund-22.17%@
✧✧LVIP SSGA International Index Fund	133,772,744	1,955,895	17,729,476	1,483,402	24,356,703	143,839,268	11,438,510	—	—
Total	$516,490,872	$27,710,356	$33,143,336	$641,772	$40,536,975	$552,236,639		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP Allocation Funds-27

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Conservative Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.10%@
Equity Funds-22.20%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$21,634,112	$1,316,694	$2,447,557	$263,245	$1,064,184	$21,830,678	1,387,660	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,095,733	813,147	676,604	46,113	(94,287)	8,184,102	640,785	—	—
Fixed Income Fund-49.72%@
✧✧LVIP SSGA Bond Index Fund	67,507,072	2,669,569	5,498,171	(656,165)	3,195,205	67,217,510	6,621,763	—	—
International Equity Funds-18.18%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,344,081	79,751	861,149	57,456	774,736	5,394,875	599,830	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	18,954,275	279,128	4,029,009	488,566	3,485,998	19,178,958	1,944,142	—	—
Total	$121,535,273	$5,158,289	$13,512,490	$199,215	$8,425,836	$121,806,123		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.12%@
Equity Funds-34.21%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$165,454,881	$8,297,285	$13,744,772	$1,252,273	$8,901,630	$170,161,297	10,816,253	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	68,793,960	6,702,108	4,180,946	287,500	(722,556)	70,880,066	5,549,645	—	—
Fixed Income Fund-29.74%@
✧✧LVIP SSGA Bond Index Fund	206,510,524	7,850,270	12,542,837	(1,672,730)	9,447,746	209,592,973	20,647,520	—	—
International Equity Funds-26.17%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	40,869,993	123,866	5,311,612	180,888	6,190,788	42,053,923	4,675,775	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	138,055,303	412,886	25,143,434	3,096,320	25,948,670	142,369,745	14,431,804	—	—
Total	$619,684,661	$23,386,415	$60,923,601	$3,144,251	$49,766,278	$635,058,004		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP Allocation Funds-28

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderately Aggressive Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.08%@
Equity Funds-38.19%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$118,381,590	$6,592,808	$9,835,894	$722,614	$6,524,863	$122,385,981	7,779,429	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	54,522,524	6,063,267	3,757,127	156,533	(515,547)	56,469,650	4,421,363	—	—
Fixed Income Fund-24.76%@
✧✧LVIP SSGA Bond Index Fund	113,658,716	5,848,338	7,827,347	(1,016,769)	5,290,774	115,953,712	11,422,886	—	—
International Equity Funds-32.13%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	44,988,187	338,167	5,814,791	63,432	6,956,928	46,531,923	5,173,663	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	100,296,418	743,967	18,204,943	2,152,665	18,986,251	103,974,358	10,539,722	—	—
Total	$431,847,435	$19,586,547	$45,440,102	$2,078,475	$37,243,269	$445,315,624		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$6,440,099	$29,481,733	$30,936,704	$5,683,622	$26,665,052	$20,873,729
Sales	12,948,777	39,194,339	41,601,073	14,458,385	65,106,246	46,879,650
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Cost of investments	$117,697,826	$486,405,938	$459,494,800	$121,469,223	$597,908,480	$387,541,598
Aggregate unrealized appreciation of investments	$31,530,050	$186,605,462	$197,703,143	$17,087,336	$118,822,139	$86,633,500
Aggregate unrealized depreciation of investments	(3,377,703)	(11,160,117)	(8,054,251)	(3,224,476)	(11,801,137)	(5,623,248)
Net unrealized appreciation of investments	$28,152,347	$175,445,345	$189,648,892	$13,862,860	$107,021,002	$81,010,252
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Allocation Funds-29

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$125,524,661	$556,679,850	$552,236,639	$121,806,123	$635,058,004	$445,315,624
Unaffiliated Investment Companies	20,325,512	105,171,433	96,907,053	13,525,960	69,871,478	23,236,226
Total Investments	$145,850,173	$661,851,283	$649,143,692	$135,332,083	$704,929,482	$468,551,850
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	142,686	543,328	1,254,044	3,307,774	1,397,146	3,717,371
Service Class	306,897	868,155	752,133	1,554,252	677,265	1,417,578
Shares reinvested:
Standard Class	—	143,593	—	722,263	—	710,778
Service Class	—	194,520	—	573,707	—	472,203
	449,583	1,749,596	2,006,177	6,157,996	2,074,411	6,317,930
Shares redeemed:
Standard Class	(221,318)	(542,906)	(1,342,009)	(3,334,490)	(1,462,282)	(3,248,436)
Service Class	(698,750)	(1,273,184)	(1,240,224)	(2,823,039)	(1,222,195)	(2,068,475)
	(920,068)	(1,816,090)	(2,582,233)	(6,157,529)	(2,684,477)	(5,316,911)
Net increase (decrease)	(470,485)	(66,494)	(576,056)	467	(610,066)	1,001,019

LVIP Allocation Funds-30

LVIP Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	109,230	270,044	858,470	2,727,705	787,856	2,145,473
Service Class	325,795	942,404	1,074,386	1,467,767	701,084	983,707
Shares reinvested:
Standard Class	—	285,756	—	2,391,169	—	2,063,587
Service Class	—	1,314,974	—	7,608,372	—	4,438,324
	435,025	2,813,178	1,932,856	14,195,013	1,488,940	9,631,091
Shares redeemed:
Standard Class	(198,769)	(286,274)	(1,190,871)	(2,610,966)	(920,704)	(2,960,640)
Service Class	(1,059,580)	(2,327,551)	(4,072,541)	(7,580,377)	(2,667,115)	(4,343,523)
	(1,258,349)	(2,613,825)	(5,263,412)	(10,191,343)	(3,587,819)	(7,304,163)
Net increase (decrease)	(823,324)	199,353	(3,330,556)	4,003,670	(2,098,879)	2,326,928
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Allocation Funds-31

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Bond Index Fund

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.76%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K060 Class A2 3.30% 10/25/26	1,000,000	$986,892
♦Series K067 Class AM 3.28% 8/25/27	800,000	785,089
♦•Series K069 Class A2 3.19% 9/25/27	1,373,912	1,353,702
♦Series K072 Class A2 3.44% 12/25/27	1,270,000	1,251,326
♦Series K089 Class A2 3.56% 1/25/29	714,286	703,773
♦Series K098 Class A2 2.43% 8/25/29	350,000	327,336
♦Series K102 Class A2 2.54% 10/25/29	1,000,000	935,238
♦Series K105 Class A2 1.87% 1/25/30	250,000	226,305
♦Series K108 Class A2 1.52% 3/25/30	222,222	198,936
♦Series K109 Class A2 1.56% 4/25/30	200,000	179,041
♦Series K110 Class A2 1.48% 4/25/30	160,714	142,265
♦Series K111 Class A2 1.35% 5/25/30	600,000	525,117
♦Series K113 Class A2 1.34% 6/25/30	500,000	437,594
♦Series K115 Class A2 1.38% 6/25/30	2,383,333	2,085,845
♦Series K117 Class A2 1.41% 8/25/30	750,000	652,626
♦Series K121 Class A2 1.55% 10/25/30	400,000	350,063
♦Series K123 Class A2 1.62% 12/25/30	350,000	306,305
♦Series K126 Class A2 2.07% 1/25/31	400,000	358,063
♦Series K140 Class A2 2.25% 1/25/32	1,000,000	885,115
♦Series K-1515 Class A2 1.94% 2/25/35	351,000	276,087
♦Series K-1519 Class A2 2.01% 12/25/35	250,000	193,200
♦•Series K-159 Class A2 4.50% 7/25/33	487,500	489,997
♦Series K741 Class A2 1.60% 12/25/27	400,000	378,116
♦Series K752 Class A2 4.28% 7/25/30	500,000	501,018
Federal National Mortgage Association-ACES
•Series 2017-M15 Class ATS2 3.21% 11/25/27	408,267	399,644
•Series 2017-M3 Class A2 2.55% 12/25/26	562,296	548,382
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
•Series 2017-M8 Class A2 3.06% 5/25/27	243,745	$238,844
•Series 2018-M1 Class A2 3.09% 12/25/27	117,536	114,453
Series 2020-M42 Class A2 1.27% 7/25/30	960,000	834,287
•Series 2020-M53 Class A2 1.75% 11/25/32	1,000,000	833,553
Series 2020-M8 Class A2 1.82% 2/25/30	135,429	121,576
•Series 2021-M1 Class A2 1.43% 11/25/30	131,250	112,739
•Series 2022-M1 Class A2 1.72% 10/25/31	500,000	423,430
•Series 2022-M13 Class A2 2.68% 6/25/32	500,000	443,919
•Series 2022-M3 Class A2 1.76% 11/25/31	1,000,000	850,132
Total Agency Commercial Mortgage-Backed Securities (Cost $21,305,167)		19,450,008
AGENCY MORTGAGE-BACKED SECURITIES–24.39%
Federal Home Loan Mortgage Corp.
1.50% 2/1/37	3,531,177	3,137,830
1.50% 2/1/51	5,879,718	4,422,600
1.50% 10/1/51	2,572,474	1,934,920
1.50% 11/1/51	2,522,079	1,897,018
2.00% 2/1/37	1,596,846	1,462,927
2.00% 10/1/50	5,147,436	4,107,166
2.00% 11/1/50	5,729,797	4,570,048
2.00% 1/1/51	5,213,262	4,158,065
2.00% 2/1/51	7,036,913	5,603,813
2.00% 9/1/51	6,049,622	4,806,995
2.00% 11/1/51	9,852,666	7,823,415
2.00% 2/1/52	7,662,832	6,082,820
2.00% 3/1/52	4,987,122	3,958,135
2.50% 4/1/28	10,523	10,310
2.50% 7/1/28	42,595	41,702
2.50% 9/1/28	238,350	232,912
2.50% 10/1/28	295,205	288,499
2.50% 1/1/31	325,687	314,226
2.50% 5/1/31	126,789	122,105
2.50% 6/1/31	464,986	448,224
2.50% 12/1/31	504,374	485,676
2.50% 12/1/32	322,394	309,083
2.50% 1/1/42	1,089,581	971,019
2.50% 6/1/42	381,602	340,316
2.50% 7/1/50	4,294,101	3,605,885
2.50% 8/1/50	3,446,644	2,889,246
2.50% 10/1/50	3,792,101	3,179,465
2.50% 11/1/50	3,514,832	2,942,120
2.50% 6/1/51	3,408,368	2,827,684
2.50% 9/1/51	4,826,152	4,016,224
LVIP SSGA Bond Index Fund-1

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 10/1/51	3,613,691	$2,998,874
2.50% 11/1/51	4,988,072	4,153,710
2.50% 12/1/51	5,766,311	4,794,411
2.50% 4/1/52	22,121	18,545
3.00% 11/1/26	98,392	97,418
3.00% 2/1/27	10,829	10,703
3.00% 4/1/27	26,613	26,279
3.00% 11/1/27	13,903	13,753
3.00% 2/1/29	154,736	151,858
3.00% 4/1/30	401,276	393,128
3.00% 12/1/30	508,224	496,416
3.00% 5/1/31	247,519	241,401
3.00% 2/1/32	252,400	245,774
3.00% 5/1/32	149,829	145,745
3.00% 11/1/32	278,423	270,550
3.00% 4/1/36	345,129	328,068
3.00% 2/1/37	291,796	276,319
3.00% 5/1/42	624,397	568,249
3.00% 10/1/42	554,002	502,019
3.00% 1/1/43	1,423,236	1,288,520
3.00% 4/1/43	865,040	784,486
3.00% 7/1/43	346,833	313,444
3.00% 8/1/43	144,517	130,597
3.00% 10/1/43	522,975	472,712
3.00% 4/1/46	295,973	263,394
3.00% 7/1/46	2,238,014	1,984,984
3.00% 11/1/46	810,899	720,210
3.00% 1/1/47	1,007,896	896,422
3.00% 2/1/47	1,961,897	1,740,166
3.00% 12/1/47	85,123	75,179
3.00% 10/1/49	601,904	527,422
3.00% 1/1/50	1,791,329	1,569,477
3.00% 2/1/50	2,319,897	2,032,302
3.00% 4/1/50	1,254,702	1,099,091
3.00% 2/1/52	2,143,162	1,866,775
3.00% 3/1/52	1,992,150	1,727,002
3.00% 8/1/52	585,308	507,283
3.50% 12/1/25	9,526	9,475
3.50% 3/1/26	12,716	12,645
3.50% 10/1/27	36,364	36,074
3.50% 2/1/30	35,963	35,519
3.50% 4/1/32	108,731	107,291
3.50% 7/1/38	504,860	487,327
3.50% 10/1/41	566,891	533,229
3.50% 2/1/42	386,475	363,406
3.50% 5/1/42	478,751	450,023
3.50% 10/1/42	489,191	459,478
3.50% 2/1/43	463,138	435,883
3.50% 5/1/43	355,108	333,170
3.50% 8/1/43	789,692	740,336
3.50% 2/1/44	172,860	161,963
3.50% 3/1/44	13,067	12,223
3.50% 6/1/44	180,251	168,422
3.50% 8/1/44	211,886	197,281
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50% 11/1/44	368,765	$343,614
3.50% 1/1/45	472,196	439,697
3.50% 7/1/45	645,967	600,841
3.50% 12/1/45	274,201	255,215
3.50% 3/1/46	312,007	289,052
3.50% 5/1/46	231,125	213,739
3.50% 6/1/46	531,684	491,468
3.50% 2/1/47	525,549	484,513
3.50% 3/1/47	290,254	267,877
3.50% 10/1/47	205,705	189,400
3.50% 11/1/47	300,004	275,962
3.50% 12/1/47	663,087	608,168
3.50% 2/1/48	648,525	594,812
3.50% 5/1/48	258,736	237,134
3.50% 8/1/49	168,737	153,762
3.50% 9/1/49	1,490,057	1,373,601
3.50% 12/1/49	645,265	587,737
3.50% 3/1/50	187,048	170,267
3.50% 9/1/52	2,165,839	1,953,352
4.00% 7/1/25	232	232
4.00% 4/1/26	11,201	11,166
4.00% 5/1/39	44,088	42,784
4.00% 2/1/40	18,886	18,246
4.00% 5/1/40	13,183	12,745
4.00% 8/1/40	8,105	7,846
4.00% 9/1/40	43,697	42,282
4.00% 10/1/40	227,810	220,440
4.00% 11/1/40	453,639	438,686
4.00% 12/1/40	315,855	305,626
4.00% 2/1/41	274,535	265,596
4.00% 12/1/41	365,354	351,685
4.00% 1/1/42	28,859	28,422
4.00% 3/1/42	25,910	25,052
4.00% 4/1/42	422,809	408,649
4.00% 6/1/42	2,034	1,965
4.00% 5/1/44	478,734	457,809
4.00% 9/1/44	142,668	135,903
4.00% 10/1/45	226,873	215,436
4.00% 11/1/45	93,676	88,953
4.00% 1/1/46	262,282	249,005
4.00% 2/1/46	213,531	200,458
4.00% 2/1/47	124,323	117,913
4.00% 9/1/47	922,388	874,491
4.00% 11/1/47	125,223	119,038
4.00% 12/1/47	270,082	256,001
4.00% 1/1/48	128,943	122,759
4.00% 5/1/48	524,081	497,976
4.00% 7/1/48	156,734	148,531
4.00% 10/1/48	239,107	226,383
4.00% 3/1/49	254,976	241,151
4.00% 11/1/49	601,180	565,753
4.00% 10/1/52	1,474,179	1,373,593
4.50% 2/1/39	13,522	13,508
4.50% 4/1/39	8,476	8,467
LVIP SSGA Bond Index Fund-2

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50% 5/1/39	22,175	$22,152
4.50% 6/1/39	127,864	127,730
4.50% 7/1/39	18,808	18,817
4.50% 9/1/39	176,601	176,416
4.50% 10/1/39	101,165	100,885
4.50% 1/1/40	389,851	389,442
4.50% 2/1/40	210,450	210,229
4.50% 7/1/40	29,169	29,121
4.50% 8/1/40	17,419	17,083
4.50% 9/1/40	189,639	189,226
4.50% 2/1/41	418,528	416,400
4.50% 3/1/41	106,560	106,251
4.50% 9/1/41	128,320	127,949
4.50% 3/1/44	70,940	69,698
4.50% 7/1/45	251,790	251,216
4.50% 4/1/47	63,993	62,438
4.50% 9/1/47	145,059	141,504
4.50% 12/1/47	68,276	66,539
4.50% 6/1/48	183,694	178,605
4.50% 8/1/48	320,312	311,833
4.50% 3/1/49	341,672	332,355
4.50% 6/1/49	432,694	419,444
4.50% 10/1/52	558,915	535,631
4.50% 12/1/52	2,032,375	1,960,802
4.50% 5/1/53	261,986	250,977
5.00% 10/1/34	38,843	39,420
5.00% 2/1/35	12,210	12,391
5.00% 8/1/35	14,611	14,828
5.00% 10/1/35	7,232	7,347
5.00% 11/1/35	2,921	2,964
5.00% 12/1/35	24,394	24,792
5.00% 2/1/37	18,132	18,252
5.00% 12/1/37	96,287	97,933
5.00% 1/1/38	1,255	1,276
5.00% 4/1/38	780	791
5.00% 6/1/38	35,030	35,565
5.00% 7/1/38	4,523	4,595
5.00% 9/1/38	1,808	1,836
5.00% 10/1/38	34,715	35,246
5.00% 12/1/38	30,062	30,528
5.00% 1/1/39	8,941	9,079
5.00% 2/1/39	154,965	157,334
5.00% 3/1/39	351,148	356,186
5.00% 8/1/39	34,907	35,409
5.00% 9/1/39	109,552	111,050
5.00% 1/1/40	94,584	95,877
5.00% 4/1/40	807,954	813,861
5.00% 5/1/40	33,883	34,346
5.00% 6/1/40	151,228	152,946
5.00% 9/1/40	23,540	23,891
5.00% 3/1/41	66,130	67,034
5.00% 9/1/48	52,903	52,920
5.00% 11/1/48	97,608	97,447
5.00% 9/1/52	1,362,405	1,341,852
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.00% 10/1/52	769,385	$759,532
5.00% 12/1/52	1,241,438	1,228,867
5.00% 2/1/53	2,976,348	2,926,999
5.00% 7/1/53	3,141,948	3,090,856
5.00% 11/1/54	1,932,957	1,895,066
5.00% 1/1/55	2,439,977	2,391,958
5.50% 8/1/33	7,490	7,693
5.50% 6/1/34	21,017	21,528
5.50% 6/1/35	14,613	15,057
5.50% 11/1/35	15,931	16,282
5.50% 1/1/37	8,095	8,322
5.50% 5/1/37	12,293	12,685
5.50% 7/1/37	4,974	5,047
5.50% 1/1/38	54,009	55,765
5.50% 2/1/38	13,895	14,273
5.50% 5/1/38	159,338	163,479
5.50% 6/1/38	3,756	3,857
5.50% 8/1/38	12,779	13,142
5.50% 12/1/38	8,488	8,687
5.50% 8/1/39	32,179	33,015
5.50% 12/1/39	83,005	84,776
5.50% 3/1/40	81,493	83,611
5.50% 4/1/40	163,646	168,633
5.50% 5/1/40	53,415	54,869
5.50% 6/1/41	16,834	17,272
5.50% 12/1/52	410,064	415,769
5.50% 7/1/53	2,331,885	2,336,659
5.50% 3/1/54	3,767,653	3,768,361
5.50% 11/1/54	6,199,955	6,201,120
6.00% 11/1/28	1,125	1,153
6.00% 7/1/33	1,421	1,446
6.00% 8/1/36	3,727	3,911
6.00% 11/1/36	12,420	12,817
6.00% 4/1/37	128	133
6.00% 5/1/37	13,564	14,236
6.00% 8/1/37	26,870	28,039
6.00% 9/1/37	19,451	20,392
6.00% 10/1/37	7,497	7,696
6.00% 11/1/37	41,556	43,613
6.00% 12/1/37	5,062	5,251
6.00% 1/1/38	20,860	21,894
6.00% 4/1/38	3,181	3,323
6.00% 6/1/38	6,177	6,463
6.00% 7/1/38	8,475	8,844
6.00% 8/1/38	5,803	6,084
6.00% 9/1/38	6,665	6,984
6.00% 10/1/38	9,765	10,127
6.00% 3/1/39	6,683	7,008
6.00% 5/1/40	175,077	183,731
6.00% 7/1/40	212,536	223,039
6.00% 2/1/53	1,653,886	1,686,044
6.00% 6/1/53	411,015	419,531
6.00% 8/1/53	1,462,809	1,488,935
6.00% 9/1/53	1,192,008	1,222,723
LVIP SSGA Bond Index Fund-3

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% 11/1/53	2,910,562	$2,961,875
6.00% 12/1/53	574,309	584,368
6.00% 6/1/54	1,088,252	1,106,492
6.00% 8/1/54	6,167,665	6,269,218
6.00% 9/1/54	3,240,701	3,293,980
6.00% 6/1/55	2,284,199	2,322,107
6.50% 11/1/36	33,699	35,418
6.50% 8/1/37	16,266	16,928
6.50% 10/1/37	5,392	5,719
6.50% 4/1/39	21,629	22,547
6.50% 10/1/53	2,295,394	2,372,401
6.50% 12/1/53	2,511,498	2,621,729
6.50% 1/1/54	1,522,423	1,572,436
6.50% 6/1/55	1,500,105	1,549,385
7.00% 1/1/54	747,270	787,853
Federal National Mortgage Association
1.50% 7/1/36	3,197,347	2,845,452
1.50% 3/1/37	5,372,100	4,773,698
1.50% 12/1/41	2,297,032	1,896,745
1.50% 11/1/51	4,019,616	3,023,431
2.00% 9/1/35	1,788,413	1,644,055
2.00% 11/1/35	3,131,150	2,878,372
2.00% 12/1/35	2,256,203	2,068,495
2.00% 2/1/36	2,024,514	1,854,777
2.00% 6/1/36	3,656,804	3,350,123
2.00% 12/1/36	3,602,765	3,291,635
2.00% 5/1/37	1,161,870	1,061,505
2.00% 8/1/40	510,648	442,431
2.00% 10/1/40	576,283	503,528
2.00% 11/1/40	4,110,213	3,568,883
2.00% 1/1/41	1,889,425	1,630,809
2.00% 11/1/41	2,195,735	1,881,273
2.00% 8/1/50	10,388,220	8,306,998
2.00% 1/1/51	5,231,342	4,170,854
2.00% 2/1/51	5,377,269	4,282,169
2.00% 4/1/51	6,977,950	5,552,161
2.00% 7/1/51	8,854,784	7,044,715
2.00% 10/1/51	8,943,277	7,088,020
2.00% 11/1/51	6,565,798	5,213,507
2.00% 1/1/52	6,551,294	5,194,528
2.00% 3/1/52	4,563,875	3,618,145
2.50% 10/1/27	82,782	81,209
2.50% 3/1/28	146,727	143,664
2.50% 4/1/28	284,512	278,422
2.50% 7/1/28	67,908	66,326
2.50% 9/1/28	111,198	108,557
2.50% 10/1/28	59,265	57,949
2.50% 2/1/30	247,463	239,737
2.50% 5/1/30	101,667	98,366
2.50% 7/1/31	302,325	291,090
2.50% 10/1/31	321,583	309,198
2.50% 6/1/32	835,188	803,661
2.50% 12/1/32	351,130	336,284
2.50% 2/1/35	1,468,416	1,385,424
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 8/1/35	732,991	$687,031
2.50% 2/1/40	347,055	316,086
2.50% 6/1/40	362,647	329,483
2.50% 8/1/40	852,508	773,776
2.50% 4/1/41	273,055	244,651
2.50% 11/1/49	3,973,624	3,338,276
2.50% 4/1/51	9,877,856	8,251,888
2.50% 7/1/51	5,670,741	4,726,768
2.50% 8/1/51	5,790,369	4,829,155
2.50% 9/1/51	1,557,153	1,298,663
2.50% 10/1/51	7,203,664	5,996,676
2.50% 1/1/52	4,289,623	3,612,195
2.50% 3/1/52	7,036,430	5,850,371
3.00% 11/1/26	83,593	82,638
3.00% 6/1/27	27,631	27,264
3.00% 8/1/27	58,414	57,607
3.00% 9/1/27	238,993	235,654
3.00% 10/1/27	41,292	40,681
3.00% 12/1/27	12,412	12,209
3.00% 8/1/29	283,349	277,632
3.00% 4/1/30	165,831	162,315
3.00% 5/1/30	202,487	199,517
3.00% 6/1/30	230,565	225,642
3.00% 12/1/30	179,611	175,460
3.00% 10/1/32	259,784	252,245
3.00% 11/1/34	215,485	205,085
3.00% 12/1/34	141,950	135,103
3.00% 2/1/35	287,256	273,038
3.00% 3/1/36	126,624	119,189
3.00% 11/1/36	616,463	583,770
3.00% 9/1/37	326,211	307,850
3.00% 9/1/42	331,474	298,732
3.00% 10/1/42	831,377	751,313
3.00% 11/1/42	543,606	491,759
3.00% 12/1/42	559,266	505,927
3.00% 1/1/43	399,610	361,584
3.00% 4/1/43	518,618	468,513
3.00% 6/1/43	1,464,195	1,321,612
3.00% 7/1/43	830,328	749,589
3.00% 9/1/45	563,569	503,403
3.00% 11/1/45	104,810	93,273
3.00% 10/1/46	812,573	720,782
3.00% 11/1/46	897,050	796,087
3.00% 12/1/46	917,443	813,806
3.00% 1/1/47	829,141	732,250
3.00% 9/1/47	315,597	278,766
3.00% 2/1/48	1,070,615	951,722
3.00% 12/1/49	4,167,767	3,635,437
3.00% 2/1/50	1,845,798	1,626,978
3.00% 7/1/50	1,647,001	1,441,879
3.00% 1/1/51	3,711,982	3,292,602
3.00% 2/1/52	1,780,856	1,555,507
3.00% 5/1/52	2,080,600	1,803,462
3.50% 11/1/25	5,372	5,344
LVIP SSGA Bond Index Fund-4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 12/1/25	12,872	$12,806
3.50% 12/1/26	27,681	27,444
3.50% 10/1/29	262,416	259,368
3.50% 4/1/32	102,057	100,618
3.50% 7/1/32	63,453	62,546
3.50% 6/1/33	156,570	154,058
3.50% 7/1/34	846,352	826,927
3.50% 2/1/37	375,346	362,383
3.50% 10/1/40	150,001	141,469
3.50% 12/1/40	90,792	85,371
3.50% 2/1/41	141,753	133,348
3.50% 8/1/42	154,117	144,641
3.50% 9/1/42	448,258	420,648
3.50% 10/1/42	899,117	843,192
3.50% 11/1/42	235,357	219,029
3.50% 1/1/43	764,124	715,942
3.50% 2/1/43	130,532	122,383
3.50% 7/1/43	1,078,667	1,010,882
3.50% 10/1/44	423,567	395,056
3.50% 1/1/45	270,161	252,363
3.50% 5/1/45	524,441	487,081
3.50% 8/1/45	637,838	592,002
3.50% 11/1/45	786,437	728,469
3.50% 2/1/46	1,500,218	1,388,983
3.50% 5/1/46	325,512	300,913
3.50% 6/1/46	133,535	123,766
3.50% 2/1/47	443,066	408,390
3.50% 3/1/47	299,019	275,617
3.50% 5/1/47	569,630	527,779
3.50% 7/1/47	1,171,709	1,099,119
3.50% 9/1/47	277,193	254,203
3.50% 12/1/47	571,391	524,547
3.50% 1/1/48	673,806	617,661
3.50% 2/1/48	378,026	345,540
3.50% 6/1/48	702,738	642,297
3.50% 11/1/48	529,826	492,873
3.50% 6/1/49	1,899,077	1,741,911
3.50% 8/1/49	1,896,752	1,727,901
3.50% 6/1/50	489,880	445,881
3.50% 5/1/52	475,675	434,363
4.00% 8/1/25	18	18
4.00% 9/1/25	681	679
4.00% 10/1/25	737	734
4.00% 1/1/26	33	33
4.00% 3/1/26	7,491	7,455
4.00% 5/1/26	113	113
4.00% 7/1/26	2,649	2,637
4.00% 3/1/31	15,789	15,710
4.00% 9/1/35	75,784	74,997
4.00% 10/1/35	122,118	120,764
4.00% 1/1/37	181,589	178,194
4.00% 1/1/38	213,438	208,913
4.00% 1/1/39	8,638	8,448
4.00% 2/1/39	8,820	8,554
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 3/1/39	479	$464
4.00% 4/1/39	32,608	31,604
4.00% 6/1/39	28,027	26,931
4.00% 8/1/39	108,116	105,037
4.00% 9/1/39	141,986	137,577
4.00% 11/1/39	7,982	7,730
4.00% 12/1/39	160,574	155,454
4.00% 1/1/40	52,594	50,868
4.00% 5/1/40	76,295	73,783
4.00% 8/1/40	22,115	21,367
4.00% 9/1/40	29,845	28,851
4.00% 10/1/40	132,908	128,412
4.00% 11/1/40	187,869	181,496
4.00% 12/1/40	307,877	297,449
4.00% 1/1/41	573,891	554,374
4.00% 2/1/41	204,064	197,172
4.00% 3/1/41	3,236	3,120
4.00% 4/1/41	63,115	60,945
4.00% 5/1/41	348,568	336,550
4.00% 9/1/41	63,053	60,840
4.00% 10/1/41	26,745	25,820
4.00% 11/1/41	71,386	68,910
4.00% 12/1/41	2,212	2,135
4.00% 1/1/42	2,255	2,177
4.00% 10/1/43	905,957	871,025
4.00% 12/1/43	230,158	221,317
4.00% 7/1/44	288,834	275,069
4.00% 9/1/44	303,522	289,050
4.00% 10/1/44	446,255	425,012
4.00% 3/1/45	449,592	421,778
4.00% 7/1/45	462,373	438,707
4.00% 9/1/45	634,504	602,649
4.00% 4/1/46	244,794	232,238
4.00% 7/1/46	102,731	97,334
4.00% 11/1/46	831,910	788,203
4.00% 4/1/47	458,618	434,470
4.00% 9/1/47	238,574	225,902
4.00% 12/1/47	931,218	883,814
4.00% 1/1/48	276,112	261,388
4.00% 2/1/48	584,898	553,651
4.00% 5/1/48	144,355	136,636
4.00% 6/1/48	1,193,424	1,129,542
4.00% 7/1/48	346,743	328,237
4.00% 5/1/49	543,783	513,145
4.00% 8/1/49	1,630,424	1,539,405
4.00% 7/1/52	1,082,594	1,015,097
4.00% 8/1/52	1,469,174	1,380,300
4.00% 10/1/52	3,249,680	3,022,910
4.50% 8/1/33	3,582	3,574
4.50% 1/1/34	2,790	2,773
4.50% 9/1/35	11,812	11,764
4.50% 2/1/38	469	467
4.50% 4/1/38	11,841	11,670
4.50% 5/1/38	213,553	212,303
LVIP SSGA Bond Index Fund-5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 7/1/38	11,038	$11,012
4.50% 11/1/38	21,077	21,042
4.50% 2/1/39	63,428	63,282
4.50% 3/1/39	42,344	42,248
4.50% 4/1/39	207,318	206,846
4.50% 5/1/39	116,320	116,056
4.50% 6/1/39	20,675	20,559
4.50% 7/1/39	69,363	69,199
4.50% 9/1/39	62,431	62,289
4.50% 11/1/39	359,854	357,581
4.50% 1/1/40	175,321	174,922
4.50% 2/1/40	308,877	308,160
4.50% 5/1/40	131,698	131,071
4.50% 6/1/40	91,188	90,962
4.50% 8/1/40	26,395	26,300
4.50% 9/1/40	81,128	80,843
4.50% 10/1/40	440,666	438,746
4.50% 11/1/40	61,934	61,750
4.50% 2/1/41	238,997	238,128
4.50% 4/1/41	5,597	5,479
4.50% 5/1/41	403,396	401,098
4.50% 1/1/42	491,093	488,311
4.50% 9/1/43	206,741	202,954
4.50% 10/1/44	39,491	38,865
4.50% 9/1/47	300,419	292,548
4.50% 11/1/47	274,353	266,120
4.50% 8/1/48	538,516	523,543
4.50% 11/1/48	318,757	309,863
4.50% 12/1/48	380,530	369,873
4.50% 7/1/52	1,619,762	1,552,170
4.50% 8/1/52	4,948,223	4,741,908
4.50% 2/1/53	504,923	485,639
4.50% 3/1/53	835,983	800,240
5.00% 9/1/33	24,074	24,359
5.00% 4/1/34	98,145	99,480
5.00% 7/1/34	61,838	62,679
5.00% 11/1/34	30,528	30,616
5.00% 4/1/35	18,096	18,342
5.00% 6/1/35	32,284	32,723
5.00% 7/1/35	363,928	368,878
5.00% 9/1/35	8,408	8,523
5.00% 10/1/35	22,824	23,148
5.00% 12/1/35	110,345	111,916
5.00% 2/1/36	246,223	249,830
5.00% 3/1/36	13,947	14,145
5.00% 11/1/36	5,415	5,489
5.00% 4/1/38	27,894	28,323
5.00% 7/1/38	1,832	1,825
5.00% 8/1/39	78,479	79,531
5.00% 12/1/39	27,855	28,201
5.00% 1/1/40	99,849	101,436
5.00% 7/1/40	199,821	202,325
5.00% 9/1/40	63,275	64,062
5.00% 6/1/41	116,394	117,842
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 10/1/52	506,503	$499,701
5.00% 4/1/53	423,365	416,858
5.00% 6/1/53	2,566,635	2,520,896
5.00% 10/1/53	1,486,065	1,461,421
5.00% 5/1/54	1,410,464	1,382,817
5.00% 11/1/54	1,498,098	1,468,616
5.50% 11/1/33	7,724	7,980
5.50% 1/1/34	14,298	14,624
5.50% 5/1/34	26,553	27,085
5.50% 7/1/34	14,310	14,681
5.50% 10/1/34	34,495	35,557
5.50% 9/1/35	19,744	20,377
5.50% 10/1/35	4,913	5,054
5.50% 12/1/35	19,561	20,188
5.50% 1/1/36	96,773	99,876
5.50% 4/1/36	186,304	192,264
5.50% 8/1/36	71,927	73,992
5.50% 1/1/37	44,114	44,936
5.50% 3/1/37	16,345	16,817
5.50% 5/1/37	22,896	23,558
5.50% 6/1/37	5,308	5,461
5.50% 8/1/37	8,172	8,417
5.50% 11/1/37	461	476
5.50% 12/1/37	69	69
5.50% 1/1/38	342,054	351,077
5.50% 2/1/38	7,579	7,764
5.50% 5/1/38	34,909	35,858
5.50% 6/1/38	1,972	2,031
5.50% 7/1/38	12,885	13,223
5.50% 10/1/38	7,277	7,469
5.50% 1/1/39	39,842	40,890
5.50% 5/1/39	67,736	69,634
5.50% 6/1/39	66,739	68,500
5.50% 10/1/39	28,952	29,716
5.50% 7/1/41	56,855	58,401
5.50% 12/1/52	557,789	562,655
5.50% 2/1/53	1,417,459	1,425,762
5.50% 5/1/53	2,034,236	2,037,499
5.50% 7/1/53	825,153	832,361
5.50% 9/1/53	2,968,687	2,972,845
5.50% 10/1/53	2,931,217	2,934,409
5.50% 8/1/54	2,346,829	2,347,270
5.50% 12/1/54	983,375	983,560
5.50% 2/1/55	2,934,709	2,935,261
6.00% 12/1/35	18,694	19,388
6.00% 2/1/36	7,664	8,034
6.00% 6/1/36	7,065	7,406
6.00% 7/1/36	21,300	22,245
6.00% 8/1/36	13,975	14,649
6.00% 9/1/36	17,081	17,673
6.00% 10/1/36	9,300	9,690
6.00% 11/1/36	1,272	1,327
6.00% 1/1/37	17,590	18,438
6.00% 2/1/37	56,236	58,952
LVIP SSGA Bond Index Fund-6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.00% 3/1/37	14,438	$14,881
6.00% 5/1/37	20,129	21,102
6.00% 6/1/37	15,166	15,941
6.00% 8/1/37	19,836	20,794
6.00% 9/1/37	43,986	46,111
6.00% 10/1/37	36,467	38,230
6.00% 11/1/37	15,940	16,672
6.00% 1/1/38	5,708	5,991
6.00% 4/1/38	1,421	1,472
6.00% 5/1/38	22,309	23,387
6.00% 6/1/38	10,696	11,091
6.00% 8/1/38	13,751	14,200
6.00% 9/1/38	11,550	11,933
6.00% 10/1/38	4,087	4,244
6.00% 11/1/38	5,032	5,243
6.00% 12/1/38	101,313	106,210
6.00% 4/1/40	77,345	81,086
6.00% 6/1/40	135,104	141,630
6.00% 1/1/53	1,066,610	1,087,090
6.00% 5/1/53	949,474	968,158
6.00% 7/1/53	786,599	806,236
6.00% 5/1/54	2,541,541	2,584,137
6.00% 9/1/54	2,676,570	2,720,621
6.50% 3/1/32	229	238
6.50% 7/1/36	12,371	12,929
6.50% 9/1/36	13,169	13,750
6.50% 11/1/36	11,895	12,571
6.50% 9/1/37	2,633	2,790
6.50% 10/1/37	23,887	25,009
6.50% 2/1/38	18,574	19,572
6.50% 3/1/38	82,397	87,085
6.50% 5/1/38	15,957	16,864
6.50% 7/1/38	48,293	50,936
6.50% 11/1/53	656,599	678,169
6.50% 12/1/53	633,544	654,356
6.50% 6/1/54	1,832,288	1,896,048
6.50% 8/1/54	2,553,729	2,637,622
6.50% 9/1/54	903,367	933,044
7.00% 8/1/39	22,647	23,877
7.00% 11/1/53	568,968	599,867
Government National Mortgage Association
2.00% 1/20/51	2,775,084	2,260,562
2.00% 4/20/51	2,748,827	2,239,471
2.00% 5/20/51	3,101,493	2,526,299
2.00% 6/20/51	4,029,775	3,282,411
2.00% 9/20/51	5,474,257	4,458,928
2.00% 12/20/51	3,801,867	3,096,684
2.00% 1/20/52	3,481,917	2,836,071
2.00% 5/20/52	937,496	763,606
2.50% 12/20/46	439,049	381,923
2.50% 7/20/50	1,146,375	974,709
2.50% 8/20/50	3,266,297	2,781,025
2.50% 10/20/50	3,526,775	3,001,304
2.50% 4/20/51	4,584,459	3,897,845
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
2.50% 7/20/51	5,114,030	$4,347,047
2.50% 8/20/51	2,435,128	2,069,911
2.50% 9/20/51	3,666,336	3,116,456
2.50% 3/20/52	611,422	519,717
2.50% 4/20/52	855,326	727,036
2.50% 5/20/52	1,954,617	1,661,445
3.00% 9/15/42	308,354	278,235
3.00% 9/20/42	468,962	427,777
3.00% 11/15/42	266,894	241,974
3.00% 11/20/42	236,021	215,195
3.00% 12/15/42	108,321	98,206
3.00% 12/20/42	377,121	343,690
3.00% 1/20/43	361,344	329,163
3.00% 2/20/43	670,417	605,107
3.00% 3/20/43	956,136	867,664
3.00% 6/20/43	310,738	282,422
3.00% 9/20/43	574,831	521,734
3.00% 12/20/44	321,464	289,647
3.00% 2/15/45	198,349	176,930
3.00% 3/20/45	305,294	274,695
3.00% 4/20/45	267,187	240,324
3.00% 6/20/45	445,241	400,062
3.00% 8/20/45	614,569	550,867
3.00% 12/20/45	129,131	115,987
3.00% 5/20/46	509,219	457,253
3.00% 9/20/46	607,388	545,243
3.00% 10/20/46	624,402	560,298
3.00% 11/20/46	516,645	463,270
3.00% 1/20/47	958,494	859,802
3.00% 2/20/47	348,233	312,239
3.00% 6/20/47	390,472	349,992
3.00% 1/20/48	323,086	289,157
3.00% 12/20/49	395,866	351,650
3.00% 2/20/50	1,027,847	912,720
3.00% 6/20/50	2,180,226	1,935,061
3.00% 7/20/50	3,465,503	3,075,092
3.00% 8/20/51	1,406,027	1,245,188
3.50% 10/15/40	41,906	39,119
3.50% 1/15/41	13,598	12,727
3.50% 7/15/41	37,677	35,135
3.50% 10/15/41	40,824	38,133
3.50% 12/20/41	315,459	295,505
3.50% 3/15/42	5,573	5,200
3.50% 4/20/42	148,632	139,168
3.50% 6/15/42	368,698	344,621
3.50% 6/20/42	454,946	425,836
3.50% 10/15/42	16,741	15,606
3.50% 10/20/42	189,983	177,748
3.50% 12/20/42	410,012	383,562
3.50% 2/20/43	703,831	658,289
3.50% 3/20/43	393,498	365,014
3.50% 5/20/43	496,001	463,803
3.50% 9/20/43	567,220	530,043
3.50% 1/20/44	546,543	510,323
LVIP SSGA Bond Index Fund-7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 12/20/44	278,715	$259,580
3.50% 3/20/45	236,842	220,511
3.50% 4/20/45	1,248,831	1,149,396
3.50% 6/20/45	478,321	445,139
3.50% 10/20/45	493,952	459,683
3.50% 11/20/45	329,842	306,958
3.50% 12/20/45	114,151	106,096
3.50% 3/20/46	430,486	399,564
3.50% 6/20/46	835,891	777,477
3.50% 7/20/46	499,231	464,112
3.50% 1/20/47	387,291	358,822
3.50% 6/20/47	521,827	482,337
3.50% 7/20/47	474,362	438,365
3.50% 9/20/47	519,977	478,697
3.50% 11/20/47	486,364	449,254
3.50% 12/20/47	214,989	199,405
3.50% 1/20/48	472,500	436,354
3.50% 6/20/48	587,785	542,819
3.50% 8/20/49	267,006	244,263
3.50% 11/20/49	417,412	380,390
3.50% 12/20/49	867,607	791,983
3.50% 7/20/52	209,395	191,007
3.50% 10/20/52	1,219,593	1,113,428
4.00% 6/15/39	15,989	15,184
4.00% 8/15/40	61,028	57,800
4.00% 8/20/40	91,673	87,664
4.00% 10/15/40	132,185	125,193
4.00% 12/15/40	245,068	233,556
4.00% 1/15/41	223,390	212,898
4.00% 9/15/41	54,911	52,006
4.00% 10/20/41	18,641	17,826
4.00% 11/20/41	331,796	317,278
4.00% 12/20/41	134,389	128,509
4.00% 5/20/42	307,422	293,969
4.00% 7/20/42	198,546	189,857
4.00% 8/20/42	150,564	143,974
4.00% 8/20/43	219,773	209,924
4.00% 3/20/44	294,282	280,430
4.00% 8/20/44	416,516	396,051
4.00% 10/20/44	119,323	113,362
4.00% 12/20/44	430,939	409,409
4.00% 1/20/45	88,708	84,278
4.00% 2/20/45	228,307	216,905
4.00% 8/20/45	150,207	142,147
4.00% 9/20/45	214,814	203,884
4.00% 10/20/45	322,212	307,706
4.00% 11/20/45	209,813	199,008
4.00% 1/20/46	45,281	42,922
4.00% 6/20/46	206,642	196,090
4.00% 1/20/47	167,742	158,327
4.00% 4/20/47	288,224	271,779
4.00% 6/20/47	210,518	198,441
4.00% 7/20/47	73,726	69,511
4.00% 8/20/47	304,139	285,670
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 5/20/49	403,370	$378,811
4.00% 7/20/49	324,853	305,678
4.00% 3/20/50	494,476	465,215
4.00% 10/20/52	3,287,540	3,078,418
4.00% 11/20/52	626,597	584,869
4.50% 2/15/39	17,289	16,934
4.50% 3/15/39	202,426	197,815
4.50% 4/15/39	45,760	44,721
4.50% 5/15/39	17,929	17,499
4.50% 6/15/39	21,015	20,533
4.50% 7/15/39	48,867	48,031
4.50% 8/15/39	7,288	7,164
4.50% 9/15/39	63,742	62,373
4.50% 10/15/39	189,484	185,091
4.50% 11/15/39	64,140	62,996
4.50% 12/15/39	46,888	45,962
4.50% 1/15/40	162,101	159,157
4.50% 4/15/40	68,032	66,382
4.50% 5/15/40	53,870	52,611
4.50% 6/15/40	150,692	146,044
4.50% 8/15/40	32,542	31,888
4.50% 9/15/40	34,272	33,539
4.50% 1/15/41	204,892	205,450
4.50% 2/15/41	276,396	269,665
4.50% 3/15/41	34,144	33,315
4.50% 6/15/41	32,850	31,952
4.50% 7/15/41	4,787	4,692
4.50% 7/20/41	458,447	454,888
4.50% 12/20/43	289,657	283,835
4.50% 3/20/44	192,111	188,171
4.50% 4/20/45	138,060	135,258
4.50% 4/20/47	90,975	88,811
4.50% 7/20/47	92,197	90,913
4.50% 9/20/47	47,409	46,390
4.50% 3/20/48	138,670	135,369
4.50% 7/20/48	540,236	526,485
4.50% 10/20/52	245,736	237,299
4.50% 1/20/53	3,230,591	3,115,676
4.50% 3/20/53	856,713	825,444
4.50% 6/20/53	1,337,933	1,286,344
4.50% 2/20/55	1,495,674	1,432,282
5.00% 3/15/35	9,529	9,683
5.00% 3/15/38	4,249	4,303
5.00% 4/15/38	3,085	3,121
5.00% 5/15/38	519	523
5.00% 8/15/38	1,807	1,813
5.00% 1/15/39	35,763	35,920
5.00% 4/15/39	35,816	36,290
5.00% 5/15/39	228,952	231,979
5.00% 6/15/39	174,686	176,345
5.00% 9/15/39	49,018	48,974
5.00% 10/15/39	61,421	62,234
5.00% 11/15/39	76,389	77,399
5.00% 1/15/40	256,226	258,694
LVIP SSGA Bond Index Fund-8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.00% 2/15/40	156,001	$156,572
5.00% 4/15/40	88,914	89,433
5.00% 7/15/40	86,488	87,559
5.00% 4/20/43	235,593	238,488
5.00% 7/20/48	107,300	107,268
5.00% 5/20/53	2,150,773	2,119,637
5.00% 7/20/53	3,252,213	3,202,792
5.00% 5/20/54	1,907,195	1,874,682
5.00% 7/20/54	242,724	238,561
5.00% 1/20/55	1,981,458	1,947,572
5.00% 6/20/55	1,801,339	1,770,254
5.50% 10/15/33	38,796	39,361
5.50% 4/15/37	10,082	10,359
5.50% 7/15/37	7,916	8,219
5.50% 1/15/38	41,172	42,675
5.50% 2/15/38	48,124	49,984
5.50% 7/15/38	20,148	20,641
5.50% 8/15/38	6,180	6,331
5.50% 9/15/38	85,729	89,276
5.50% 12/15/38	64,738	67,548
5.50% 1/15/39	24,986	25,848
5.50% 5/15/39	48,630	50,679
5.50% 7/15/39	546	562
5.50% 10/15/39	48,033	50,060
5.50% 12/15/39	12,500	12,976
5.50% 4/15/40	82,429	84,847
5.50% 2/15/41	12,026	12,474
5.50% 12/20/52	725,896	733,013
5.50% 5/20/53	400,061	402,562
5.50% 7/20/53	1,618,493	1,628,931
5.50% 8/20/53	794,287	798,550
5.50% 10/20/53	823,334	828,239
5.50% 5/20/54	2,329,820	2,337,279
5.50% 9/20/54	6,276,672	6,293,412
6.00% 1/15/38	23,656	24,567
6.00% 3/15/38	275	281
6.00% 5/15/38	10,443	10,731
6.00% 7/15/38	877	906
6.00% 8/15/38	18,767	19,446
6.00% 10/15/38	23,774	24,793
6.00% 11/15/38	18,819	20,053
6.00% 12/15/38	42,475	44,246
6.00% 8/15/39	2,814	2,885
6.00% 10/15/39	1,848	1,897
6.00% 6/15/40	2,288	2,346
6.00% 12/15/40	122,477	128,610
6.00% 12/20/52	373,667	381,949
6.00% 9/20/53	1,195,879	1,220,189
6.00% 2/20/54	2,897,813	2,952,935
6.00% 9/20/54	3,665,461	3,722,438
6.50% 5/15/38	6,609	6,874
6.50% 7/15/38	52,240	54,414
6.50% 10/15/38	3,413	3,626
6.50% 2/15/39	49,314	51,307
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
6.50% 8/15/39	2,937	$3,059
6.50% 1/20/54	667,572	686,600
6.50% 6/20/54	2,171,456	2,232,223
Government National Mortgage Association, TBA
2.50% 7/20/54	1,000,000	849,439
4.50% 7/20/54	400,000	382,823
5.00% 7/20/54	2,650,000	2,602,690
5.50% 7/20/54	3,375,000	3,379,429
6.00% 7/20/54	2,825,000	2,866,266
6.50% 7/20/54	1,750,000	1,796,427
Uniform Mortgage-Backed Security, TBA
2.50% 7/1/55	3,300,000	2,735,603
4.00% 7/1/39	800,000	782,417
4.50% 7/1/54	1,000,000	956,421
5.00% 7/1/39	1,250,000	1,258,980
5.00% 7/1/54	1,800,000	1,763,820
5.50% 8/1/54	5,075,000	5,073,839
6.00% 7/1/54	4,750,000	4,826,583
6.50% 7/1/54	1,850,000	1,910,082
7.00% 7/1/54	1,875,000	1,973,816
Total Agency Mortgage-Backed Securities (Cost $694,559,107)		624,249,589
AGENCY OBLIGATIONS–0.58%
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	962,711
3.25% 11/16/28	1,255,000	1,237,892
3.88% 6/4/27	2,405,000	2,410,783
Series 677 5.50% 7/15/36	300,000	326,985
Federal Home Loan Mortgage Corp.
6.25% 7/15/32	750,000	850,354
6.75% 9/15/29	100,000	111,393
6.75% 3/15/31	300,000	343,248
Federal National Mortgage Association
0.75% 10/8/27	850,000	795,214
0.88% 8/5/30	5,000,000	4,319,868
5.63% 7/15/37	100,000	109,584
6.25% 5/15/29	500,000	544,552
6.63% 11/15/30	300,000	339,426
7.13% 1/15/30	500,000	568,638
7.25% 5/15/30	500,000	575,840
Tennessee Valley Authority
4.63% 9/15/60	150,000	130,636
4.65% 6/15/35	500,000	507,602
Series B 4.70% 7/15/33	200,000	204,378
5.38% 4/1/56	200,000	198,703
5.88% 4/1/36	75,000	82,918
6.15% 1/15/38	100,000	113,054
7.13% 5/1/30	100,000	114,373
Total Agency Obligations (Cost $14,788,004)		14,848,152
LVIP SSGA Bond Index Fund-9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–24.07%
Advertising–0.03%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	$88,876
3.38% 3/1/41	70,000	51,991
5.38% 6/15/33	175,000	177,574
Omnicom Group, Inc.
2.45% 4/30/30	100,000	91,088
5.30% 11/1/34	250,000	252,154
		661,683
Aerospace & Defense–0.45%
Boeing Co.
2.70% 2/1/27	75,000	72,896
2.95% 2/1/30	150,000	139,059
3.20% 3/1/29	100,000	95,190
3.25% 2/1/28	150,000	145,490
3.25% 3/1/28	95,000	91,753
3.25% 2/1/35	100,000	84,223
3.55% 3/1/38	65,000	52,149
3.60% 5/1/34	100,000	88,132
3.63% 2/1/31	85,000	80,081
3.63% 3/1/48	35,000	24,227
3.75% 2/1/50	150,000	105,929
3.85% 11/1/48	35,000	25,139
3.90% 5/1/49	100,000	71,620
3.95% 8/1/59	150,000	102,539
5.04% 5/1/27	250,000	251,862
5.15% 5/1/30	500,000	509,050
5.71% 5/1/40	450,000	444,573
5.81% 5/1/50	500,000	479,500
5.93% 5/1/60	350,000	332,697
6.13% 2/15/33	50,000	52,741
6.26% 5/1/27	45,000	46,297
6.30% 5/1/29	125,000	132,144
6.53% 5/1/34	80,000	86,922
6.86% 5/1/54	45,000	49,262
6.88% 3/15/39	100,000	109,139
GE Capital Funding LLC 4.55% 5/15/32	250,000	248,419
General Dynamics Corp.
2.13% 8/15/26	150,000	146,898
2.63% 11/15/27	100,000	96,892
3.75% 5/15/28	160,000	159,111
4.25% 4/1/50	300,000	252,377
Howmet Aerospace, Inc. 4.85% 10/15/31	150,000	151,908
L3Harris Technologies, Inc.
3.85% 12/15/26	75,000	74,555
4.40% 6/15/28	150,000	150,391
4.85% 4/27/35	70,000	68,483
5.05% 4/27/45	70,000	65,311
5.40% 1/15/27	165,000	167,734
5.40% 7/31/33	250,000	256,795
5.50% 8/15/54	200,000	193,953
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85% 6/15/30	45,000	$40,003
2.80% 6/15/50	50,000	31,322
3.60% 3/1/35	150,000	135,794
3.80% 3/1/45	250,000	196,982
4.07% 12/15/42	279,000	234,359
4.50% 5/15/36	40,000	38,450
4.70% 5/15/46	109,000	97,155
4.75% 2/15/34	350,000	347,942
4.80% 8/15/34	115,000	114,605
5.10% 11/15/27	100,000	102,519
5.25% 1/15/33	200,000	207,608
5.70% 11/15/54	70,000	70,612
5.90% 11/15/63	90,000	92,947
Northrop Grumman Corp.
3.20% 2/1/27	100,000	98,376
3.25% 1/15/28	125,000	122,119
4.70% 3/15/33	115,000	114,647
4.90% 6/1/34	250,000	249,269
5.05% 11/15/40	100,000	96,078
5.20% 6/1/54	400,000	372,697
5.25% 5/1/50	200,000	187,426
RTX Corp.
2.25% 7/1/30	100,000	90,362
2.38% 3/15/32	200,000	174,023
3.03% 3/15/52	140,000	89,805
3.13% 5/4/27	350,000	343,122
3.13% 7/1/50	600,000	397,763
3.50% 3/15/27	107,000	105,712
3.75% 11/1/46	100,000	76,297
4.05% 5/4/47	50,000	39,876
4.13% 11/16/28	180,000	179,274
4.15% 5/15/45	250,000	204,736
4.35% 4/15/47	70,000	58,155
4.45% 11/16/38	60,000	55,288
4.63% 11/16/48	100,000	85,946
4.70% 12/15/41	200,000	181,694
5.38% 2/27/53	160,000	153,154
6.10% 3/15/34	500,000	540,555
		11,432,113
Agriculture–0.30%
Altria Group, Inc.
2.45% 2/4/32	200,000	172,495
2.63% 9/16/26	145,000	142,184
3.40% 5/6/30	25,000	23,741
3.40% 2/4/41	415,000	307,856
3.88% 9/16/46	200,000	147,917
4.00% 2/4/61	385,000	271,785
4.45% 5/6/50	40,000	31,303
4.50% 5/2/43	100,000	83,366
4.80% 2/14/29	225,000	227,496
5.38% 1/31/44	63,000	59,478
5.80% 2/14/39	165,000	167,174
LVIP SSGA Bond Index Fund-10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	$152,027
4.50% 3/15/49	500,000	426,965
BAT Capital Corp.
2.26% 3/25/28	75,000	70,958
2.73% 3/25/31	150,000	135,082
3.22% 9/6/26	150,000	147,917
3.46% 9/6/29	200,000	192,292
3.56% 8/15/27	200,000	196,792
3.98% 9/25/50	100,000	71,133
4.39% 8/15/37	275,000	245,910
4.76% 9/6/49	100,000	82,440
5.35% 8/15/32	250,000	255,681
5.63% 8/15/35	250,000	254,393
6.25% 8/15/55	180,000	182,308
6.42% 8/2/33	250,000	271,505
7.08% 8/2/53	125,000	139,231
7.75% 10/19/32	110,000	127,139
BAT International Finance PLC 5.93% 2/2/29	195,000	204,635
Bunge Ltd. Finance Corp.
3.25% 8/15/26	45,000	44,445
3.75% 9/25/27	55,000	54,531
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	125,000	129,497
Philip Morris International, Inc.
2.10% 5/1/30	55,000	49,547
3.13% 8/17/27	150,000	146,688
4.25% 11/10/44	85,000	72,176
4.50% 3/20/42	100,000	88,095
4.63% 11/1/29	250,000	252,332
4.88% 2/15/28	350,000	355,894
4.90% 11/1/34	250,000	248,810
5.13% 11/17/27	155,000	158,101
5.13% 2/15/30	100,000	102,883
5.25% 9/7/28	250,000	257,138
5.50% 9/7/30	250,000	261,326
5.63% 9/7/33	250,000	261,963
5.75% 11/17/32	115,000	121,578
Reynolds American, Inc.
5.70% 8/15/35	50,000	51,041
5.85% 8/15/45	180,000	173,664
6.15% 9/15/43	125,000	126,457
		7,747,369
Airlines–0.06%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	35,897	33,955
3.20% 12/15/29	303,500	290,897
3.65% 8/15/30	61,500	59,450
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	105,155	98,976
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦JetBlue Pass-Through Trust
2.75% 11/15/33	37,197	$32,552
4.00% 5/15/34	17,638	16,513
Southwest Airlines Co.
2.63% 2/10/30	100,000	91,098
5.13% 6/15/27	265,000	267,369
♦United Airlines Pass-Through Trust
2.70% 11/1/33	71,905	64,249
3.10% 1/7/30	60,426	57,738
3.50% 9/1/31	91,839	86,523
3.75% 3/3/28	94,431	92,843
4.15% 2/25/33	78,910	75,573
5.45% 8/15/38	59,478	60,026
5.88% 4/15/29	119,249	121,681
		1,449,443
Apparel–0.04%
NIKE, Inc.
2.38% 11/1/26	150,000	146,814
2.85% 3/27/30	500,000	471,029
3.38% 11/1/46	100,000	72,170
3.63% 5/1/43	100,000	79,194
3.88% 11/1/45	100,000	79,406
Ralph Lauren Corp. 2.95% 6/15/30	55,000	51,395
Tapestry, Inc.
3.05% 3/15/32	100,000	89,329
4.13% 7/15/27	35,000	34,754
		1,024,091
Auto Manufacturers–0.55%
American Honda Finance Corp.
1.30% 9/9/26	165,000	159,148
2.00% 3/24/28	115,000	108,043
2.35% 1/8/27	100,000	97,054
4.45% 10/22/27	170,000	170,501
4.70% 1/12/28	175,000	176,594
4.85% 10/23/31	250,000	250,673
4.90% 7/9/27	70,000	70,860
4.90% 1/10/34	160,000	158,324
5.25% 7/7/26	150,000	151,259
5.85% 10/4/30	220,000	232,454
Cummins, Inc. 4.88% 10/1/43	64,000	59,816
Ford Motor Credit Co. LLC
5.80% 3/5/27	600,000	604,734
5.92% 3/20/28	200,000	202,030
6.05% 3/5/31	750,000	748,459
6.05% 11/5/31	200,000	198,968
6.13% 3/8/34	250,000	243,363
6.50% 2/7/35	250,000	249,654
6.53% 3/19/32	700,000	709,919
6.80% 11/7/28	205,000	212,389
7.12% 11/7/33	285,000	295,783
LVIP SSGA Bond Index Fund-11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
7.20% 6/10/30	400,000	$420,958
General Motors Co.
5.00% 10/1/28	150,000	151,452
5.15% 4/1/38	125,000	116,313
5.40% 4/1/48	200,000	173,721
5.95% 4/1/49	100,000	93,476
6.25% 10/2/43	350,000	343,307
6.60% 4/1/36	305,000	323,027
6.75% 4/1/46	75,000	76,580
6.80% 10/1/27	200,000	208,241
General Motors Financial Co., Inc.
2.35% 2/26/27	150,000	144,557
2.35% 1/8/31	250,000	216,548
2.40% 4/10/28	100,000	94,081
2.70% 8/20/27	250,000	240,134
3.10% 1/12/32	150,000	131,795
3.60% 6/21/30	250,000	233,930
3.85% 1/5/28	100,000	97,959
4.35% 1/17/27	180,000	179,204
4.90% 10/6/29	125,000	124,785
5.45% 9/6/34	110,000	107,820
5.55% 7/15/29	45,000	45,969
5.60% 6/18/31	155,000	158,091
5.63% 4/4/32	180,000	182,125
5.75% 2/8/31	75,000	77,064
5.80% 6/23/28	200,000	205,992
5.85% 4/6/30	145,000	149,897
5.90% 1/7/35	250,000	251,326
5.95% 4/4/34	45,000	45,640
6.00% 1/9/28	100,000	102,992
6.10% 1/7/34	250,000	257,307
Honda Motor Co. Ltd.
2.53% 3/10/27	85,000	82,465
2.97% 3/10/32	100,000	89,744
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	237,811
PACCAR Financial Corp.
4.45% 8/6/27	165,000	166,907
4.60% 1/10/28	100,000	101,282
4.95% 8/10/28	250,000	256,153
Toyota Motor Corp.
2.76% 7/2/29	70,000	66,335
3.67% 7/20/28	105,000	104,129
5.12% 7/13/33	250,000	256,657
Toyota Motor Credit Corp.
1.15% 8/13/27	120,000	112,822
1.90% 1/13/27	200,000	193,192
1.90% 4/6/28	100,000	94,340
2.40% 1/13/32	200,000	174,824
3.05% 3/22/27	200,000	196,275
3.20% 1/11/27	100,000	98,564
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
4.63% 1/12/28	160,000	$161,936
5.00% 3/19/27	65,000	65,956
5.05% 5/16/29	250,000	256,633
5.10% 3/21/31	145,000	148,939
5.45% 11/10/27	200,000	205,900
5.55% 11/20/30	800,000	842,132
		13,967,312
Auto Parts & Equipment–0.02%
Aptiv Swiss Holdings Ltd.
3.25% 3/1/32	100,000	89,502
4.15% 5/1/52	125,000	89,567
4.35% 3/15/29	65,000	64,060
5.40% 3/15/49	150,000	128,393
BorgWarner, Inc. 2.65% 7/1/27	125,000	120,937
Lear Corp.
3.80% 9/15/27	100,000	98,480
4.25% 5/15/29	50,000	49,085
		640,024
Banks–5.54%
Australia & New Zealand Banking Group Ltd.
4.62% 12/16/29	250,000	254,025
4.75% 1/18/27	250,000	252,546
Banco Santander SA
μ1.72% 9/14/27	200,000	193,195
2.96% 3/25/31	200,000	182,580
3.49% 5/28/30	200,000	190,322
4.25% 4/11/27	200,000	199,499
4.38% 4/12/28	200,000	199,460
μ5.37% 7/15/28	280,000	285,151
5.44% 7/15/31	350,000	363,578
5.59% 8/8/28	200,000	206,607
6.03% 1/17/35	200,000	210,706
6.61% 11/7/28	200,000	213,342
6.92% 8/8/33	200,000	216,758
6.94% 11/7/33	250,000	282,482
Bank of America Corp.
μ1.73% 7/22/27	305,000	296,454
μ1.90% 7/23/31	200,000	175,735
μ1.92% 10/24/31	350,000	305,230
μ2.09% 6/14/29	750,000	702,998
μ2.30% 7/21/32	500,000	435,712
μ2.48% 9/21/36	300,000	254,205
μ2.50% 2/13/31	300,000	274,008
μ2.55% 2/4/28	200,000	194,378
μ2.57% 10/20/32	250,000	220,340
μ2.65% 3/11/32	250,000	224,403
μ2.68% 6/19/41	300,000	213,977
μ2.83% 10/24/51	75,000	46,951
μ2.88% 10/22/30	200,000	187,200
LVIP SSGA Bond Index Fund-12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ2.97% 2/4/33	1,125,000	$1,007,423
μ2.97% 7/21/52	500,000	323,168
μ3.19% 7/23/30	250,000	237,973
3.25% 10/21/27	500,000	490,466
μ3.42% 12/20/28	480,000	469,192
μ3.48% 3/13/52	250,000	178,422
μ3.59% 7/21/28	350,000	344,627
μ3.82% 1/20/28	250,000	247,821
μ3.85% 3/8/37	200,000	183,019
μ3.95% 1/23/49	250,000	196,289
μ3.97% 2/7/30	375,000	369,116
4.18% 11/25/27	250,000	248,991
μ4.27% 7/23/29	400,000	398,682
μ4.38% 4/27/28	250,000	249,948
μ4.44% 1/20/48	200,000	170,967
μ4.57% 4/27/33	250,000	246,018
μ4.98% 1/24/29	500,000	507,132
5.00% 1/21/44	350,000	330,692
μ5.16% 1/24/31	375,000	384,356
μ5.20% 4/25/29	200,000	204,392
μ5.29% 4/25/34	200,000	204,007
μ5.43% 8/15/35	250,000	249,926
μ5.46% 5/9/36	900,000	922,872
μ5.47% 1/23/35	200,000	205,468
μ5.51% 1/24/36	185,000	190,220
μ5.52% 10/25/35	250,000	250,002
μ5.82% 9/15/29	250,000	260,429
μ5.87% 9/15/34	250,000	263,815
5.88% 2/7/42	218,000	227,813
μ5.93% 9/15/27	250,000	254,364
6.11% 1/29/37	200,000	211,203
μ6.20% 11/10/28	130,000	135,288
7.75% 5/14/38	200,000	238,742
Bank of America NA
5.53% 8/18/26	250,000	253,546
6.00% 10/15/36	400,000	422,849
Bank of Montreal
2.65% 3/8/27	135,000	131,823
μ4.57% 9/10/27	100,000	100,230
μ4.64% 9/10/30	200,000	201,656
5.20% 2/1/28	200,000	204,538
5.37% 6/4/27	350,000	357,441
5.51% 6/4/31	350,000	365,966
Bank of New York Mellon Corp.
3.00% 10/30/28	55,000	52,971
3.25% 5/16/27	150,000	147,915
3.30% 8/23/29	350,000	336,162
μ3.44% 2/7/28	180,000	177,977
3.85% 4/28/28	100,000	99,720
μ4.89% 7/21/28	200,000	202,647
μ4.97% 4/26/34	85,000	85,265
μ5.06% 7/22/32	200,000	204,723
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon Corp. (continued)
μ5.23% 11/20/35	750,000	$762,571
μ5.61% 7/21/39	60,000	61,110
μ5.80% 10/25/28	180,000	186,379
μ5.83% 10/25/33	145,000	153,789
μ6.32% 10/25/29	160,000	169,915
μ6.47% 10/25/34	350,000	385,410
Bank of Nova Scotia
1.30% 9/15/26	100,000	96,573
2.45% 2/2/32	200,000	173,983
2.70% 8/3/26	200,000	196,818
2.95% 3/11/27	200,000	196,107
μ4.40% 9/8/28	185,000	185,314
μ4.59% 5/4/37	65,000	61,518
μ4.74% 11/10/32	250,000	249,775
4.85% 2/1/30	105,000	106,995
5.65% 2/1/34	250,000	262,306
BankUnited, Inc. 5.13% 6/11/30	200,000	197,840
Barclays PLC
μ2.28% 11/24/27	200,000	193,945
μ2.65% 6/24/31	300,000	270,972
μ2.67% 3/10/32	200,000	177,583
μ2.89% 11/24/32	200,000	177,007
μ3.33% 11/24/42	200,000	148,469
μ3.81% 3/10/42	200,000	156,902
4.34% 1/10/28	200,000	199,488
μ4.94% 9/10/30	200,000	201,491
4.95% 1/10/47	200,000	181,617
μ4.97% 5/16/29	200,000	202,091
5.25% 8/17/45	200,000	191,272
μ5.34% 9/10/35	200,000	198,499
μ5.75% 8/9/33	600,000	621,928
μ5.79% 2/25/36	200,000	204,418
μ6.22% 5/9/34	200,000	212,271
μ6.69% 9/13/34	205,000	223,802
μ7.39% 11/2/28	200,000	212,301
μ7.44% 11/2/33	200,000	226,990
BPCE SA 3.38% 12/2/26	250,000	247,044
Canadian Imperial Bank of Commerce
3.60% 4/7/32	90,000	83,657
μ4.51% 9/11/27	185,000	185,291
μ4.63% 9/11/30	160,000	160,018
μ4.86% 1/13/28	100,000	100,694
μ4.86% 3/30/29	150,000	151,614
μ5.25% 1/13/31	100,000	102,432
5.26% 4/8/29	125,000	128,638
5.99% 10/3/28	350,000	367,359
Citibank NA
4.84% 8/6/29	250,000	255,275
μ4.88% 11/19/27	350,000	352,129
4.93% 8/6/26	250,000	251,716
5.80% 9/29/28	500,000	522,784
LVIP SSGA Bond Index Fund-13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.
μ2.52% 11/3/32	145,000	$126,780
μ2.56% 5/1/32	140,000	124,029
μ2.67% 1/29/31	300,000	275,065
μ2.90% 11/3/42	100,000	70,815
μ3.06% 1/25/33	135,000	120,651
μ3.07% 2/24/28	250,000	244,459
3.20% 10/21/26	300,000	295,714
μ3.52% 10/27/28	250,000	244,807
μ3.67% 7/24/28	200,000	196,875
μ3.79% 3/17/33	300,000	280,432
μ3.88% 1/24/39	250,000	215,494
μ3.98% 3/20/30	750,000	735,132
4.13% 7/25/28	380,000	377,304
4.30% 11/20/26	400,000	399,423
4.45% 9/29/27	300,000	300,288
4.65% 7/30/45	250,000	219,215
4.65% 7/23/48	250,000	216,188
4.75% 5/18/46	150,000	128,022
μ4.79% 3/4/29	250,000	251,795
μ4.95% 5/7/31	1,000,000	1,011,397
μ5.17% 2/13/30	150,000	153,035
μ5.33% 3/27/36	500,000	503,923
μ5.59% 11/19/34	250,000	253,884
μ5.61% 3/4/56	250,000	245,388
μ5.83% 2/13/35	250,000	255,091
5.88% 2/22/33	200,000	207,412
5.88% 1/30/42	150,000	155,076
6.00% 10/31/33	100,000	105,013
μ6.02% 1/24/36	225,000	231,056
μ6.17% 5/25/34	200,000	209,366
μ6.27% 11/17/33	335,000	360,719
6.63% 6/15/32	100,000	109,051
6.68% 9/13/43	150,000	163,630
8.13% 7/15/39	350,000	440,709
μCitizens Financial Group, Inc.
5.25% 3/5/31	110,000	111,473
5.72% 7/23/32	100,000	103,454
5.84% 1/23/30	250,000	258,935
6.65% 4/25/35	260,000	280,248
μComerica, Inc. 5.98% 1/30/30	125,000	128,036
Commonwealth Bank of Australia 4.58% 11/27/26	250,000	251,669
Cooperatieve Rabobank UA
4.33% 8/28/26	250,000	250,531
4.80% 1/9/29	250,000	254,887
4.88% 1/21/28	250,000	255,278
5.25% 5/24/41	150,000	147,631
μDeutsche Bank AG
2.55% 1/7/28	350,000	339,947
3.55% 9/18/31	355,000	332,089
5.37% 1/10/29	165,000	167,896
5.40% 9/11/35	155,000	154,138
5.71% 2/8/28	150,000	152,464
6.82% 11/20/29	150,000	159,993
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG (continued)
7.08% 2/10/34	200,000	$213,199
7.15% 7/13/27	330,000	338,338
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	212,418
2.55% 5/5/27	120,000	116,249
μ4.06% 4/25/28	90,000	89,417
μ4.90% 9/6/30	180,000	181,997
μ5.63% 1/29/32	70,000	72,848
μ6.34% 7/27/29	55,000	57,932
8.25% 3/1/38	100,000	119,772
μFifth Third Bank NA 4.97% 1/28/28	250,000	251,830
μFirst Citizens BancShares, Inc.
5.23% 3/12/31	150,000	150,793
6.25% 3/12/40	250,000	248,761
μFirst Horizon Corp. 5.51% 3/7/31	160,000	162,306
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	430,000	416,353
μ2.38% 7/21/32	855,000	746,711
μ2.64% 2/24/28	90,000	87,408
μ2.65% 10/21/32	175,000	154,639
μ2.91% 7/21/42	290,000	207,649
μ3.10% 2/24/33	200,000	180,009
μ3.44% 2/24/43	100,000	76,242
μ3.62% 3/15/28	400,000	394,415
μ3.69% 6/5/28	135,000	133,081
3.80% 3/15/30	600,000	585,519
μ3.81% 4/23/29	400,000	393,630
3.85% 1/26/27	300,000	298,006
μ4.02% 10/31/38	350,000	305,259
μ4.22% 5/1/29	500,000	497,150
μ4.41% 4/23/39	500,000	450,751
μ4.69% 10/23/30	1,011,000	1,014,037
4.75% 10/21/45	150,000	133,346
μ4.94% 4/23/28	150,000	151,169
μ5.05% 7/23/30	140,000	142,325
5.15% 5/22/45	360,000	323,393
μ5.21% 1/28/31	100,000	102,341
μ5.22% 4/23/31	100,000	102,517
μ5.33% 7/23/35	120,000	121,043
μ5.54% 1/28/36	130,000	133,314
μ5.56% 11/19/45	350,000	344,588
μ5.73% 4/25/30	150,000	156,143
μ5.73% 1/28/56	145,000	144,974
μ5.85% 4/25/35	65,000	68,165
5.95% 1/15/27	200,000	205,439
6.25% 2/1/41	255,000	272,600
6.45% 5/1/36	200,000	213,732
μ6.48% 10/24/29	500,000	530,383
μ6.56% 10/24/34	500,000	552,863
LVIP SSGA Bond Index Fund-14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Bank USA NA 7.00% 1/15/39	100,000	$114,708
HSBC Holdings PLC
μ2.01% 9/22/28	355,000	336,503
μ2.36% 8/18/31	200,000	177,624
μ2.85% 6/4/31	250,000	228,465
μ3.97% 5/22/30	435,000	423,627
μ4.04% 3/13/28	200,000	198,354
μ4.58% 6/19/29	235,000	235,339
μ4.76% 3/29/33	200,000	195,815
μ4.90% 3/3/29	405,000	408,430
μ5.13% 11/19/28	200,000	202,543
μ5.13% 3/3/31	500,000	506,676
μ5.29% 11/19/30	250,000	255,393
μ5.40% 8/11/33	200,000	205,147
μ5.45% 3/3/36	315,000	316,736
μ5.60% 5/17/28	425,000	432,960
μ5.73% 5/17/32	370,000	384,660
μ5.87% 11/18/35	250,000	252,984
μ5.89% 8/14/27	250,000	253,566
6.10% 1/14/42	200,000	211,739
μ6.25% 3/9/34	250,000	267,490
μ6.33% 3/9/44	200,000	214,686
6.50% 5/2/36	200,000	212,373
6.50% 9/15/37	200,000	212,211
μ6.55% 6/20/34	250,000	265,585
6.80% 6/1/38	200,000	216,807
μ7.39% 11/3/28	250,000	265,497
HSBC USA, Inc. 4.65% 6/3/28	400,000	403,155
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	228,629
μ5.02% 5/17/33	70,000	69,123
μ6.14% 11/18/39	65,000	66,261
μ6.21% 8/21/29	250,000	262,329
μHuntington National Bank 4.87% 4/12/28	250,000	251,565
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	246,473
ING Groep NV
4.05% 4/9/29	370,000	365,491
μ4.25% 3/28/33	200,000	192,500
μ5.07% 3/25/31	250,000	254,279
μ5.53% 3/25/36	210,000	213,776
μ6.08% 9/11/27	200,000	203,674
μ6.11% 9/11/34	200,000	212,615
JPMorgan Chase & Co.
μ1.47% 9/22/27	190,000	183,309
μ1.76% 11/19/31	350,000	303,268
μ1.95% 2/4/32	150,000	130,081
μ2.07% 6/1/29	280,000	262,619
μ2.18% 6/1/28	700,000	672,749
μ2.53% 11/19/41	350,000	245,323
μ2.55% 11/8/32	250,000	220,086
μ2.74% 10/15/30	460,000	428,923
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
2.95% 10/1/26	500,000	$492,721
μ2.95% 2/24/28	150,000	146,567
μ2.96% 5/13/31	80,000	73,976
μ2.96% 1/25/33	200,000	179,766
μ3.11% 4/22/41	300,000	229,932
μ3.11% 4/22/51	700,000	471,025
μ3.51% 1/23/29	310,000	303,658
μ3.54% 5/1/28	150,000	147,780
3.63% 12/1/27	260,000	256,345
μ3.70% 5/6/30	250,000	243,322
μ3.96% 11/15/48	200,000	159,907
μ4.01% 4/23/29	350,000	346,921
4.13% 12/15/26	500,000	499,428
μ4.20% 7/23/29	300,000	298,733
μ4.32% 4/26/28	250,000	249,759
μ4.45% 12/5/29	200,000	200,375
μ4.51% 10/22/28	600,000	601,794
μ4.57% 6/14/30	140,000	140,617
μ4.59% 4/26/33	210,000	207,846
μ4.92% 1/24/29	160,000	162,149
4.95% 6/1/45	500,000	456,345
μ4.98% 7/22/28	95,000	96,218
μ5.00% 7/22/30	200,000	203,652
μ5.01% 1/23/30	100,000	101,846
μ5.04% 1/23/28	125,000	126,192
μ5.10% 4/22/31	105,000	107,604
μ5.14% 1/24/31	85,000	87,166
μ5.29% 7/22/35	85,000	86,498
μ5.30% 7/24/29	280,000	287,479
μ5.34% 1/23/35	95,000	97,245
μ5.35% 6/1/34	615,000	632,725
5.40% 1/6/42	200,000	200,601
μ5.50% 1/24/36	165,000	169,950
5.50% 10/15/40	100,000	102,065
μ5.53% 11/29/45	165,000	165,367
μ5.57% 4/22/28	120,000	122,462
μ5.57% 4/22/36	105,000	108,816
μ5.58% 4/22/30	110,000	114,219
5.60% 7/15/41	500,000	513,411
μ5.72% 9/14/33	1,155,000	1,203,854
μ5.77% 4/22/35	95,000	99,806
μ6.09% 10/23/29	230,000	241,743
μ6.25% 10/23/34	160,000	173,894
6.40% 5/15/38	450,000	499,922
8.00% 4/29/27	100,000	106,645
JPMorgan Chase Bank NA 5.11% 12/8/26	250,000	253,165
KeyBank NA 5.85% 11/15/27	250,000	258,108
KeyCorp
2.25% 4/6/27	250,000	241,068
μ5.12% 4/4/31	250,000	252,984
LVIP SSGA Bond Index Fund-15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	$124,594
^0.00% 6/29/37	500,000	294,664
1.75% 9/14/29	140,000	129,124
2.88% 4/3/28	525,000	513,736
3.00% 5/20/27	315,000	310,467
3.75% 2/15/28	425,000	425,665
3.75% 7/15/30	500,000	497,710
3.88% 5/15/28	890,000	894,076
3.88% 6/15/28	205,000	205,942
4.00% 6/28/27	1,000,000	1,004,539
4.00% 3/15/29	80,000	80,664
4.13% 7/15/33	200,000	199,499
4.63% 8/7/26	350,000	352,557
4.63% 3/18/30	70,000	72,453
4.75% 10/29/30	400,000	416,759
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	291,651
4.63% 4/17/29	150,000	154,333
5.00% 10/24/33	600,000	631,385
Lloyds Banking Group PLC
μ3.75% 3/18/28	200,000	197,558
4.34% 1/9/48	150,000	118,972
4.38% 3/22/28	200,000	199,753
μ5.46% 1/5/28	250,000	253,388
μ5.59% 11/26/35	200,000	203,443
μ5.68% 1/5/35	200,000	205,299
μ5.72% 6/5/30	230,000	238,867
μ5.87% 3/6/29	200,000	206,748
μ5.99% 8/7/27	200,000	203,032
μ7.95% 11/15/33	200,000	229,158
μM&T Bank Corp.
4.83% 1/16/29	60,000	60,492
5.05% 1/27/34	170,000	167,598
5.39% 1/16/36	65,000	64,774
7.41% 10/30/29	145,000	157,261
μManufacturers & Traders Trust Co. 4.76% 7/6/28	400,000	402,776
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	250,000	241,331
2.05% 7/17/30	200,000	177,617
μ2.34% 1/19/28	200,000	193,663
2.56% 2/25/30	200,000	183,603
3.29% 7/25/27	200,000	196,556
3.74% 3/7/29	200,000	196,230
3.75% 7/18/39	200,000	172,259
4.05% 9/11/28	200,000	199,345
4.15% 3/7/39	70,000	64,537
μ5.16% 4/24/31	250,000	255,936
μ5.20% 1/16/31	200,000	204,817
μ5.24% 4/19/29	200,000	204,544
μ5.35% 9/13/28	200,000	204,278
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
μ5.41% 4/19/34	200,000	$205,486
μ5.47% 9/13/33	200,000	206,150
μ5.57% 1/16/36	250,000	256,854
μ5.62% 4/24/36	250,000	257,079
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	174,972
μ2.26% 7/9/32	200,000	173,179
μ3.15% 7/16/30	200,000	189,286
3.17% 9/11/27	200,000	195,833
4.02% 3/5/28	200,000	199,149
μ4.25% 9/11/29	200,000	198,792
μ5.38% 7/10/30	200,000	205,750
μ5.41% 9/13/28	200,000	204,448
μ5.42% 5/13/36	250,000	253,042
μ5.59% 7/10/35	250,000	257,259
μ5.78% 7/6/29	200,000	207,654
Morgan Stanley
μ1.51% 7/20/27	500,000	485,030
μ1.79% 2/13/32	655,000	560,382
μ1.93% 4/28/32	250,000	213,747
μ2.24% 7/21/32	500,000	432,974
μ2.48% 1/21/28	170,000	165,011
μ2.48% 9/16/36	250,000	212,434
μ2.51% 10/20/32	185,000	162,006
μ2.70% 1/22/31	235,000	216,697
μ2.94% 1/21/33	135,000	120,487
3.13% 7/27/26	235,000	232,062
•3.59% 7/22/28	200,000	196,499
μ3.62% 4/1/31	800,000	767,166
3.63% 1/20/27	350,000	346,986
μ3.77% 1/24/29	450,000	443,575
3.95% 4/23/27	300,000	298,116
•3.97% 7/22/38	130,000	113,198
μ4.21% 4/20/28	175,000	174,638
4.35% 9/8/26	300,000	299,463
4.38% 1/22/47	400,000	340,549
μ4.43% 1/23/30	165,000	164,768
μ4.99% 4/12/29	110,000	111,600
μ5.04% 7/19/30	90,000	91,529
μ5.12% 2/1/29	165,000	167,880
μ5.16% 4/20/29	155,000	158,038
μ5.17% 1/16/30	120,000	122,514
μ5.19% 4/17/31	135,000	138,393
μ5.23% 1/15/31	165,000	168,909
μ5.25% 4/21/34	180,000	183,105
μ5.30% 4/20/37	160,000	159,406
μ5.32% 7/19/35	1,135,000	1,148,856
μ5.42% 7/21/34	265,000	271,467
μ5.45% 7/20/29	200,000	205,690
μ5.47% 1/18/35	100,000	102,305
μ5.52% 11/19/55	155,000	151,471
μ5.59% 1/18/36	155,000	159,110
μ5.65% 4/13/28	75,000	76,665
LVIP SSGA Bond Index Fund-16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ5.66% 4/18/30	165,000	$171,387
μ5.66% 4/17/36	135,000	139,893
μ5.83% 4/19/35	115,000	120,481
6.25% 8/9/26	100,000	101,987
μ6.30% 10/18/28	350,000	364,587
μ6.34% 10/18/33	325,000	352,855
μ6.41% 11/1/29	290,000	307,174
μ6.63% 11/1/34	230,000	253,529
7.25% 4/1/32	100,000	115,089
Morgan Stanley Bank NA
μ4.95% 1/14/28	250,000	252,014
μ5.02% 1/12/29	250,000	253,887
μ5.50% 5/26/28	280,000	285,912
5.88% 10/30/26	320,000	326,734
National Australia Bank Ltd.
4.79% 1/10/29	250,000	255,384
4.90% 1/14/30	250,000	257,259
5.09% 6/11/27	250,000	254,688
μNational Bank of Canada 5.60% 7/2/27	250,000	252,751
μNatWest Group PLC
3.07% 5/22/28	200,000	195,017
4.45% 5/8/30	200,000	198,470
4.96% 8/15/30	370,000	374,247
5.81% 9/13/29	365,000	379,066
Northern Trust Corp.
1.95% 5/1/30	190,000	170,728
3.65% 8/3/28	100,000	98,614
4.00% 5/10/27	135,000	134,835
Oesterreichische Kontrollbank AG
3.75% 9/5/29	535,000	533,506
4.13% 1/18/29	125,000	126,394
4.25% 3/1/28	145,000	146,693
4.50% 1/24/30	215,000	220,845
5.00% 10/23/26	165,000	167,155
PNC Bank NA
2.70% 10/22/29	250,000	233,279
3.10% 10/25/27	250,000	243,858
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	241,542
2.55% 1/22/30	150,000	138,941
3.15% 5/19/27	250,000	245,282
3.45% 4/23/29	350,000	340,307
μ5.10% 7/23/27	200,000	201,505
μ5.30% 1/21/28	60,000	60,902
μ5.40% 7/23/35	120,000	122,194
μ5.49% 5/14/30	125,000	129,510
μ5.58% 6/12/29	175,000	181,234
μ5.68% 1/22/35	125,000	129,875
μ5.94% 8/18/34	250,000	264,470
μRegions Financial Corp.
5.50% 9/6/35	115,000	115,288
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μRegions Financial Corp. (continued)
5.72% 6/6/30	180,000	$185,905
Royal Bank of Canada
1.40% 11/2/26	250,000	241,350
2.05% 1/21/27	100,000	96,969
3.63% 5/4/27	200,000	198,075
3.88% 5/4/32	200,000	191,283
μ4.72% 3/27/28	210,000	211,264
4.95% 2/1/29	180,000	184,123
μ4.97% 1/24/29	210,000	213,025
μ4.97% 8/2/30	70,000	70,975
μ4.97% 5/2/31	250,000	253,732
μ5.07% 7/23/27	90,000	90,602
μ5.15% 2/4/31	250,000	255,140
5.20% 7/20/26	250,000	252,443
5.20% 8/1/28	250,000	257,178
μSantander Holdings USA, Inc.
2.49% 1/6/28	70,000	67,761
5.35% 9/6/30	250,000	254,467
5.74% 3/20/31	155,000	159,115
6.34% 5/31/35	250,000	261,066
6.50% 3/9/29	125,000	130,334
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	200,000	193,633
4.86% 9/11/30	250,000	249,672
5.69% 4/15/31	250,000	257,856
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	193,096
1.90% 9/17/28	200,000	185,641
2.13% 7/8/30	300,000	268,052
2.22% 9/17/31	200,000	174,111
2.93% 9/17/41	100,000	72,371
3.04% 7/16/29	200,000	189,570
3.35% 10/18/27	150,000	147,217
3.36% 7/12/27	200,000	196,904
3.94% 7/19/28	150,000	148,730
5.24% 4/15/30	250,000	257,495
5.45% 1/15/32	250,000	258,759
5.52% 1/13/28	450,000	463,309
5.63% 1/15/35	250,000	258,717
5.77% 1/13/33	200,000	210,382
5.78% 7/13/33	250,000	262,692
5.84% 7/9/44	90,000	91,508
6.18% 7/13/43	165,000	175,979
Synovus Bank 5.63% 2/15/28	250,000	252,709
μSynovus Financial Corp. 6.17% 11/1/30	40,000	41,034
Toronto-Dominion Bank
1.25% 9/10/26	200,000	192,998
1.95% 1/12/27	250,000	241,692
2.00% 9/10/31	100,000	87,324
2.45% 1/12/32	250,000	218,109
LVIP SSGA Bond Index Fund-17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
4.57% 12/17/26	250,000	$250,947
4.78% 12/17/29	250,000	252,935
4.98% 4/5/27	100,000	101,232
4.99% 4/5/29	100,000	102,062
5.16% 1/10/28	350,000	357,148
5.26% 12/11/26	130,000	131,759
5.52% 7/17/28	200,000	206,875
5.53% 7/17/26	200,000	202,463
Truist Financial Corp.
1.13% 8/3/27	200,000	188,000
1.95% 6/5/30	165,000	146,040
μ4.87% 1/26/29	40,000	40,462
μ5.12% 1/26/34	40,000	40,025
μ5.15% 8/5/32	250,000	254,859
μ5.44% 1/24/30	140,000	144,196
μ5.71% 1/24/35	115,000	119,203
μ5.87% 6/8/34	400,000	417,876
μ6.12% 10/28/33	250,000	265,698
μ7.16% 10/30/29	90,000	97,352
U.S. Bancorp
1.38% 7/22/30	150,000	129,609
μ2.22% 1/27/28	200,000	193,285
2.38% 7/22/26	150,000	147,281
μ2.68% 1/27/33	200,000	175,328
3.00% 7/30/29	150,000	142,004
3.90% 4/26/28	250,000	248,395
μ4.65% 2/1/29	250,000	251,622
μ4.84% 2/1/34	250,000	246,855
μ5.10% 7/23/30	85,000	86,764
μ5.38% 1/23/30	110,000	113,258
μ5.68% 1/23/35	120,000	124,581
μ5.78% 6/12/29	250,000	259,602
μ5.85% 10/21/33	155,000	163,065
μ6.79% 10/26/27	250,000	257,355
μU.S. Bank NA 4.51% 10/22/27	250,000	250,268
UBS AG
5.65% 9/11/28	250,000	260,350
7.50% 2/15/28	600,000	647,258
Wachovia Corp. 5.50% 8/1/35	150,000	152,413
Wells Fargo & Co.
μ2.39% 6/2/28	205,000	197,500
μ2.57% 2/11/31	115,000	105,353
μ2.88% 10/30/30	500,000	467,166
μ3.35% 3/2/33	390,000	356,167
μ3.53% 3/24/28	140,000	138,057
μ3.58% 5/22/28	755,000	743,373
4.15% 1/24/29	300,000	298,863
4.30% 7/22/27	750,000	750,148
4.40% 6/14/46	250,000	203,959
μ4.61% 4/25/53	200,000	170,443
4.65% 11/4/44	225,000	192,609
4.75% 12/7/46	350,000	299,951
μ4.90% 1/24/28	210,000	211,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ4.97% 4/23/29	155,000	$157,169
μ5.01% 4/4/51	950,000	864,992
μ5.15% 4/23/31	210,000	215,074
μ5.20% 1/23/30	140,000	143,402
μ5.21% 12/3/35	285,000	286,096
μ5.24% 1/24/31	175,000	179,522
μ5.39% 4/24/34	195,000	199,533
μ5.50% 1/23/35	140,000	143,573
μ5.56% 7/25/34	600,000	619,216
μ5.61% 4/23/36	165,000	170,316
μ5.71% 4/22/28	190,000	194,126
μ6.30% 10/23/29	385,000	406,902
μ6.49% 10/23/34	355,000	388,026
Wells Fargo Bank NA
5.25% 12/11/26	400,000	405,768
5.45% 8/7/26	315,000	319,016
6.60% 1/15/38	450,000	498,004
Westpac Banking Corp.
2.65% 1/16/30	70,000	65,594
μ2.67% 11/15/35	125,000	110,260
2.70% 8/19/26	200,000	196,867
2.96% 11/16/40	95,000	70,308
3.35% 3/8/27	250,000	247,161
3.40% 1/25/28	100,000	98,519
μ4.11% 7/24/34	95,000	91,805
μ4.32% 11/23/31	250,000	248,353
4.42% 7/24/39	70,000	63,541
5.05% 4/16/29	250,000	257,977
5.46% 11/18/27	250,000	257,889
6.82% 11/17/33	350,000	384,866
		141,715,449
Beverages–0.45%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	550,000	536,662
Anheuser-Busch InBev Worldwide, Inc.
4.38% 4/15/38	285,000	265,925
4.44% 10/6/48	395,000	335,898
4.75% 1/23/29	395,000	402,116
4.90% 1/23/31	160,000	164,594
4.95% 1/15/42	300,000	283,011
5.00% 6/15/34	250,000	255,199
5.45% 1/23/39	165,000	167,836
5.55% 1/23/49	730,000	724,463
8.20% 1/15/39	200,000	255,074
Brown-Forman Corp. 4.00% 4/15/38	85,000	74,495
Coca-Cola Co.
1.00% 3/15/28	145,000	134,593
1.45% 6/1/27	60,000	57,266
LVIP SSGA Bond Index Fund-18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co. (continued)
1.50% 3/5/28	145,000	$136,284
1.65% 6/1/30	700,000	620,844
2.00% 3/5/31	165,000	146,704
2.50% 6/1/40	70,000	51,037
2.50% 3/15/51	165,000	99,072
2.60% 6/1/50	150,000	92,479
2.75% 6/1/60	150,000	89,363
2.90% 5/25/27	100,000	98,132
3.00% 3/5/51	65,000	43,186
4.65% 8/14/34	140,000	140,714
5.00% 5/13/34	100,000	102,972
5.20% 1/14/55	125,000	119,666
5.40% 5/13/64	145,000	141,455
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	125,000	128,810
Coca-Cola Femsa SAB de CV 2.75% 1/22/30	300,000	279,790
Constellation Brands, Inc.
3.15% 8/1/29	100,000	94,996
3.50% 5/9/27	30,000	29,521
3.60% 2/15/28	100,000	98,229
3.70% 12/6/26	100,000	99,179
4.10% 2/15/48	100,000	77,811
4.50% 5/9/47	45,000	37,363
4.65% 11/15/28	125,000	126,113
4.75% 5/9/32	200,000	198,608
4.90% 5/1/33	125,000	123,855
Diageo Capital PLC
2.38% 10/24/29	200,000	185,625
3.88% 5/18/28	200,000	198,749
3.88% 4/29/43	30,000	24,129
5.38% 10/5/26	250,000	253,134
5.63% 10/5/33	250,000	262,755
5.88% 9/30/36	100,000	107,074
Keurig Dr. Pepper, Inc.
2.25% 3/15/31	85,000	75,027
3.35% 3/15/51	60,000	40,306
3.43% 6/15/27	70,000	68,854
3.95% 4/15/29	200,000	196,746
4.05% 4/15/32	135,000	129,732
4.42% 12/15/46	50,000	41,163
4.50% 4/15/52	145,000	119,455
4.60% 5/25/28	150,000	151,146
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	108,363
4.20% 7/15/46	345,000	275,244
5.00% 5/1/42	250,000	228,030
Pepsico Singapore Financing I Pte. Ltd.
4.55% 2/16/29	250,000	253,658
4.70% 2/16/34	250,000	248,770
PepsiCo, Inc.
1.40% 2/25/31	75,000	64,319
1.95% 10/21/31	150,000	130,368
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
2.38% 10/6/26	80,000	$78,407
2.63% 10/21/41	200,000	141,361
2.75% 3/19/30	100,000	93,776
2.75% 10/21/51	135,000	84,223
3.00% 10/15/27	150,000	146,664
4.45% 5/15/28	200,000	203,013
4.45% 2/15/33	200,000	200,125
4.50% 7/17/29	100,000	101,594
4.65% 2/15/53	200,000	176,315
4.80% 7/17/34	100,000	100,651
5.13% 11/10/26	130,000	131,638
5.25% 7/17/54	100,000	96,922
		11,550,651
Biotechnology–0.29%
Amgen, Inc.
1.65% 8/15/28	200,000	184,869
2.00% 1/15/32	200,000	170,551
2.20% 2/21/27	175,000	169,280
2.30% 2/25/31	100,000	88,933
2.45% 2/21/30	400,000	366,324
2.60% 8/19/26	200,000	196,307
2.80% 8/15/41	200,000	144,506
3.00% 2/22/29	90,000	85,991
3.00% 1/15/52	200,000	128,410
3.15% 2/21/40	200,000	154,055
3.35% 2/22/32	90,000	83,336
3.38% 2/21/50	300,000	211,031
4.20% 2/22/52	90,000	70,467
4.40% 2/22/62	75,000	58,543
5.15% 3/2/28	250,000	255,440
5.15% 11/15/41	250,000	235,586
5.25% 3/2/30	200,000	206,076
5.25% 3/2/33	725,000	742,416
5.60% 3/2/43	90,000	89,281
5.65% 3/2/53	705,000	688,359
5.75% 3/2/63	90,000	87,497
Baxalta, Inc. 5.25% 6/23/45	14,000	13,072
Biogen, Inc.
2.25% 5/1/30	75,000	67,580
3.15% 5/1/50	120,000	75,627
3.25% 2/15/51	586,000	374,039
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	112,664
1.65% 10/1/30	95,000	83,046
2.60% 10/1/40	250,000	179,367
2.80% 10/1/50	250,000	157,158
4.50% 2/1/45	80,000	69,701
4.60% 9/1/35	200,000	194,280
4.75% 3/1/46	200,000	179,025
4.80% 4/1/44	200,000	182,702
5.10% 6/15/35	85,000	86,088
5.25% 10/15/33	155,000	160,352
5.50% 11/15/54	250,000	244,900
LVIP SSGA Bond Index Fund-19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Illumina, Inc. 5.75% 12/13/27	250,000	$256,141
Royalty Pharma PLC
1.75% 9/2/27	115,000	108,910
2.20% 9/2/30	105,000	93,078
3.30% 9/2/40	160,000	120,497
3.55% 9/2/50	160,000	108,397
5.40% 9/2/34	250,000	253,294
		7,537,176
Building Materials–0.16%
Carrier Global Corp.
2.49% 2/15/27	85,000	82,722
2.72% 2/15/30	120,000	111,518
3.38% 4/5/40	85,000	67,460
3.58% 4/5/50	120,000	88,057
5.90% 3/15/34	125,000	133,082
CRH America Finance, Inc. 5.50% 1/9/35	250,000	256,202
CRH SMW Finance DAC 5.13% 1/9/30	200,000	205,058
Fortune Brands Innovations, Inc.
3.25% 9/15/29	150,000	142,133
5.88% 6/1/33	160,000	167,786
Johnson Controls International PLC 4.95% 7/2/64	68,000	56,807
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	74,608
2.00% 9/16/31	90,000	77,147
5.50% 4/19/29	250,000	259,274
Lennox International, Inc.
1.70% 8/1/27	40,000	37,727
5.50% 9/15/28	200,000	206,241
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	42,275
3.50% 12/15/27	100,000	98,049
4.25% 12/15/47	100,000	81,131
5.15% 12/1/34	180,000	180,836
5.50% 12/1/54	90,000	86,779
Masco Corp.
1.50% 2/15/28	75,000	69,634
2.00% 2/15/31	150,000	129,012
3.13% 2/15/51	45,000	27,988
3.50% 11/15/27	60,000	58,719
Mohawk Industries, Inc. 5.85% 9/18/28	100,000	103,804
Owens Corning
3.88% 6/1/30	150,000	144,806
3.95% 8/15/29	70,000	68,627
5.50% 6/15/27	70,000	71,499
5.70% 6/15/34	110,000	114,246
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Owens Corning (continued)
5.95% 6/15/54	115,000	$116,265
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	46,400
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	98,815
4.30% 2/21/48	100,000	81,990
5.75% 6/15/43	100,000	101,185
Vulcan Materials Co.
3.90% 4/1/27	45,000	44,691
5.35% 12/1/34	250,000	254,492
5.70% 12/1/54	150,000	148,800
		4,135,865
Chemicals–0.28%
Air Products & Chemicals, Inc.
4.60% 2/8/29	250,000	253,588
4.85% 2/8/34	250,000	250,620
Albemarle Corp.
5.05% 6/1/32	100,000	96,203
5.45% 12/1/44	100,000	83,469
5.65% 6/1/52	100,000	83,355
Cabot Corp. 4.00% 7/1/29	100,000	97,520
Dow Chemical Co.
2.10% 11/15/30	250,000	220,450
3.60% 11/15/50	250,000	168,896
4.80% 5/15/49	95,000	77,763
5.15% 2/15/34	250,000	249,898
5.25% 11/15/41	100,000	91,426
6.30% 3/15/33	155,000	166,206
7.38% 11/1/29	25,000	27,706
9.40% 5/15/39	58,000	75,936
DuPont de Nemours, Inc.
4.73% 11/15/28	350,000	355,313
5.32% 11/15/38	82,000	84,882
Eastman Chemical Co.
4.65% 10/15/44	70,000	59,238
4.80% 9/1/42	250,000	218,638
Ecolab, Inc.
1.30% 1/30/31	195,000	165,745
2.13% 8/15/50	250,000	136,539
2.70% 11/1/26	45,000	44,142
5.25% 1/15/28	300,000	309,018
Huntsman International LLC
2.95% 6/15/31	45,000	37,876
4.50% 5/1/29	90,000	85,351
Linde, Inc.
1.10% 8/10/30	250,000	215,005
2.00% 8/10/50	160,000	83,819
LYB International Finance III LLC
2.25% 10/1/30	45,000	39,856
3.38% 10/1/40	60,000	44,307
LVIP SSGA Bond Index Fund-20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance III LLC (continued)
3.63% 4/1/51	85,000	$56,846
3.80% 10/1/60	60,000	38,773
4.20% 10/15/49	125,000	92,769
5.63% 5/15/33	500,000	511,235
Mosaic Co.
4.05% 11/15/27	150,000	148,874
5.45% 11/15/33	104,000	106,376
NewMarket Corp. 2.70% 3/18/31	200,000	178,815
Nutrien Ltd.
2.95% 5/13/30	100,000	93,088
3.95% 5/13/50	100,000	73,767
4.13% 3/15/35	100,000	91,029
4.90% 3/27/28	115,000	116,628
5.40% 6/21/34	250,000	254,146
PPG Industries, Inc.
2.55% 6/15/30	50,000	45,548
2.80% 8/15/29	100,000	94,060
RPM International, Inc.
2.95% 1/15/32	125,000	110,223
3.75% 3/15/27	100,000	98,763
5.25% 6/1/45	100,000	91,792
Sherwin-Williams Co.
2.30% 5/15/30	60,000	54,236
2.95% 8/15/29	100,000	94,466
3.30% 5/15/50	100,000	67,331
3.45% 6/1/27	145,000	143,023
4.50% 6/1/47	88,000	73,615
4.55% 3/1/28	250,000	252,147
4.80% 9/1/31	105,000	106,125
Westlake Corp.
3.60% 8/15/26	150,000	148,459
5.00% 8/15/46	100,000	86,455
		7,051,354
Commercial Services–0.29%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	64,958
1.70% 5/15/28	95,000	89,333
Block Financial LLC 3.88% 8/15/30	60,000	56,956
California Institute of Technology
3.65% 9/1/19	45,000	28,311
4.32% 8/1/45	60,000	51,437
Cintas Corp. No. 2 3.70% 4/1/27	100,000	99,276
Emory University
2.14% 9/1/30	35,000	31,446
2.97% 9/1/50	35,000	22,751
Equifax, Inc.
2.35% 9/15/31	350,000	305,237
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Equifax, Inc. (continued)
5.10% 12/15/27	45,000	$45,717
Ford Foundation
2.42% 6/1/50	200,000	116,423
2.82% 6/1/70	30,000	16,731
George Washington University
4.13% 9/15/48	200,000	161,237
4.30% 9/15/44	100,000	84,759
Georgetown University
4.32% 4/1/49	50,000	41,382
5.12% 4/1/53	55,000	50,176
5.22% 10/1/18	50,000	43,878
Global Payments, Inc.
2.15% 1/15/27	200,000	193,460
2.90% 5/15/30	115,000	105,730
2.90% 11/15/31	200,000	176,895
4.45% 6/1/28	100,000	99,676
Johns Hopkins University
2.81% 1/1/60	35,000	20,651
4.71% 7/1/32	60,000	60,298
Leland Stanford Junior University
2.41% 6/1/50	60,000	35,455
4.68% 3/1/35	250,000	248,263
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	132,770
3.89% 7/1/16	55,000	38,036
5.60% 7/1/11	200,000	199,085
Moody's Corp.
2.00% 8/19/31	100,000	86,785
2.75% 8/19/41	100,000	70,673
3.25% 1/15/28	65,000	63,638
3.25% 5/20/50	100,000	67,135
3.75% 2/25/52	100,000	74,353
4.25% 2/1/29	100,000	99,967
4.88% 12/17/48	100,000	89,171
Northwestern University
3.66% 12/1/57	75,000	53,222
4.94% 12/1/35	20,000	20,131
PayPal Holdings, Inc.
2.30% 6/1/30	80,000	72,776
2.65% 10/1/26	65,000	63,830
2.85% 10/1/29	95,000	89,655
3.25% 6/1/50	500,000	340,235
4.45% 3/6/28	125,000	126,016
5.15% 6/1/34	200,000	203,145
President & Fellows of Harvard College
3.15% 7/15/46	100,000	71,853
3.30% 7/15/56	100,000	67,721
3.75% 11/15/52	65,000	49,797
5.26% 3/15/36	70,000	72,528
Quanta Services, Inc.
2.35% 1/15/32	55,000	47,352
LVIP SSGA Bond Index Fund-21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Quanta Services, Inc. (continued)
3.05% 10/1/41	60,000	$42,546
4.75% 8/9/27	85,000	85,713
5.25% 8/9/34	175,000	177,143
RELX Capital, Inc.
3.00% 5/22/30	100,000	94,127
4.00% 3/18/29	200,000	198,480
Rockefeller Foundation 2.49% 10/1/50	60,000	35,353
S&P Global, Inc.
1.25% 8/15/30	75,000	64,569
2.30% 8/15/60	395,000	201,705
2.45% 3/1/27	70,000	68,118
2.50% 12/1/29	55,000	51,137
2.70% 3/1/29	150,000	142,169
2.90% 3/1/32	105,000	95,457
2.95% 1/22/27	150,000	147,441
3.25% 12/1/49	65,000	45,918
3.70% 3/1/52	35,000	26,457
3.90% 3/1/62	45,000	33,526
5.25% 9/15/33	160,000	166,160
Trustees of Princeton University
2.52% 7/1/50	40,000	24,445
4.65% 7/1/30	75,000	76,758
5.70% 3/1/39	50,000	53,511
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	63,916
UL Solutions, Inc. 6.50% 10/20/28	250,000	262,966
University of Chicago
2.55% 4/1/50	35,000	22,485
4.00% 10/1/53	60,000	47,371
University of Notre Dame du Lac 3.39% 2/15/48	100,000	73,561
University of Southern California
3.03% 10/1/39	200,000	160,126
3.84% 10/1/47	55,000	43,344
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,283
4.13% 3/15/29	120,000	119,193
5.25% 6/5/34	180,000	183,821
William Marsh Rice University 3.57% 5/15/45	100,000	78,215
		7,350,324
Computers–0.52%
Accenture Capital, Inc. 4.25% 10/4/31	700,000	693,457
Apple, Inc.
1.20% 2/8/28	250,000	233,152
1.25% 8/20/30	100,000	86,754
1.40% 8/5/28	200,000	185,318
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
1.65% 5/11/30	120,000	$106,861
1.70% 8/5/31	200,000	173,935
2.05% 9/11/26	200,000	195,414
2.20% 9/11/29	250,000	232,102
2.40% 8/20/50	220,000	130,149
2.45% 8/4/26	250,000	245,732
2.65% 5/11/50	500,000	313,639
2.70% 8/5/51	200,000	125,099
2.80% 2/8/61	250,000	147,834
2.85% 8/5/61	200,000	119,865
2.95% 9/11/49	135,000	90,618
3.00% 11/13/27	200,000	196,137
3.20% 5/11/27	154,000	152,053
3.35% 2/9/27	200,000	197,949
3.45% 2/9/45	125,000	97,142
3.75% 9/12/47	225,000	177,542
3.75% 11/13/47	150,000	118,299
3.85% 8/4/46	135,000	109,270
3.95% 8/8/52	900,000	717,367
4.00% 5/10/28	175,000	175,617
4.25% 2/9/47	25,000	21,430
4.30% 5/10/33	250,000	250,756
4.38% 5/13/45	100,000	88,348
4.45% 5/6/44	200,000	182,367
4.50% 2/23/36	250,000	249,331
4.85% 5/10/53	250,000	238,368
Booz Allen Hamilton, Inc. 5.95% 4/15/35	145,000	147,159
CGI, Inc. 4.95% 3/14/30	200,000	201,988
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	93,424
3.45% 12/15/51	250,000	171,330
4.90% 10/1/26	800,000	803,568
5.50% 4/1/35	250,000	252,486
8.10% 7/15/36	73,000	87,986
8.35% 7/15/46	33,000	42,092
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00% 6/4/29	125,000	129,379
Hewlett Packard Enterprise Co.
4.55% 10/15/29	500,000	497,499
5.25% 7/1/28	250,000	256,260
6.35% 10/15/45	250,000	256,466
HP, Inc.
3.00% 6/17/27	150,000	146,327
4.20% 4/15/32	200,000	191,121
6.00% 9/15/41	305,000	306,262
6.10% 4/25/35	180,000	186,249
IBM International Capital Pte. Ltd.
4.60% 2/5/29	250,000	252,431
4.90% 2/5/34	250,000	249,541
LVIP SSGA Bond Index Fund-22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
IBM International Capital Pte. Ltd. (continued)
5.30% 2/5/54	105,000	$98,246
International Business Machines Corp.
1.95% 5/15/30	110,000	98,125
2.20% 2/9/27	100,000	96,998
2.72% 2/9/32	155,000	138,008
2.85% 5/15/40	165,000	121,485
2.95% 5/15/50	155,000	98,712
3.30% 1/27/27	100,000	98,715
3.43% 2/9/52	125,000	86,000
4.00% 6/20/42	200,000	165,641
4.15% 5/15/39	200,000	176,168
4.25% 5/15/49	350,000	281,931
4.75% 2/6/33	250,000	250,982
5.10% 2/6/53	250,000	227,741
5.60% 11/30/39	210,000	215,037
5.88% 11/29/32	120,000	129,392
Leidos, Inc.
2.30% 2/15/31	195,000	170,625
5.50% 3/15/35	135,000	137,058
5.75% 3/15/33	45,000	46,881
NetApp, Inc.
2.38% 6/22/27	50,000	48,084
2.70% 6/22/30	50,000	45,688
Teledyne FLIR LLC 2.50% 8/1/30	35,000	31,710
Western Digital Corp.
2.85% 2/1/29	65,000	60,259
3.10% 2/1/32	110,000	97,299
		13,244,258
Cosmetics & Personal Care–0.15%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	43,175
4.00% 8/15/45	100,000	84,031
4.60% 3/1/28	250,000	254,278
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	100,130
3.15% 3/15/27	100,000	98,427
4.15% 3/15/47	65,000	50,462
4.38% 6/15/45	250,000	204,355
4.65% 5/15/33	125,000	123,141
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	246,345
3.63% 3/24/32	250,000	233,895
Kenvue, Inc. 5.05% 3/22/53	400,000	372,059
Procter & Gamble Co.
1.20% 10/29/30	100,000	86,314
2.85% 8/11/27	150,000	146,769
4.05% 1/26/33	250,000	246,755
4.15% 10/24/29	190,000	191,281
4.55% 1/29/34	250,000	250,737
4.55% 10/24/34	250,000	249,912
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.38% 9/14/30	105,000	$91,127
2.00% 7/28/26	100,000	97,753
2.90% 5/5/27	150,000	147,145
3.50% 3/22/28	100,000	98,710
4.88% 9/8/28	100,000	102,417
5.00% 12/8/33	100,000	102,466
5.90% 11/15/32	133,000	145,002
		3,766,686
Distribution/Wholesale–0.01%
WW Grainger, Inc.
4.45% 9/15/34	145,000	141,440
4.60% 6/15/45	55,000	48,668
		190,108
Diversified Financial Services–0.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	150,000	146,141
3.30% 1/30/32	240,000	217,438
3.40% 10/29/33	150,000	132,276
3.65% 7/21/27	150,000	147,724
3.85% 10/29/41	150,000	119,940
4.63% 10/15/27	200,000	200,797
4.63% 9/10/29	150,000	150,033
4.95% 9/10/34	165,000	161,398
5.10% 1/19/29	170,000	173,035
5.75% 6/6/28	210,000	217,255
6.15% 9/30/30	290,000	309,264
Affiliated Managers Group, Inc. 5.50% 8/20/34	250,000	249,738
Air Lease Corp.
2.10% 9/1/28	70,000	65,294
2.20% 1/15/27	200,000	193,610
3.13% 12/1/30	50,000	46,204
5.10% 3/1/29	400,000	408,522
5.85% 12/15/27	250,000	258,565
Ally Financial, Inc.
μ5.54% 1/17/31	55,000	55,773
μ6.99% 6/13/29	125,000	131,586
8.00% 11/1/31	600,000	683,172
American Express Co.
1.65% 11/4/26	85,000	82,215
3.30% 5/3/27	230,000	226,515
4.05% 5/3/29	165,000	164,934
4.05% 12/3/42	135,000	114,246
μ4.73% 4/25/29	95,000	96,080
μ5.02% 4/25/31	90,000	91,900
μ5.04% 7/26/28	105,000	106,434
μ5.10% 2/16/28	235,000	237,661
μ5.28% 7/26/35	165,000	167,039
μ5.53% 4/25/30	250,000	259,885
μ5.63% 7/28/34	125,000	127,823
LVIP SSGA Bond Index Fund-23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
μ5.67% 4/25/36	65,000	$67,309
5.85% 11/5/27	300,000	310,950
μ5.92% 4/25/35	125,000	130,483
μ6.49% 10/30/31	165,000	179,785
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	98,520
5.15% 5/15/33	115,000	117,999
5.20% 4/15/35	190,000	191,398
Apollo Global Management, Inc. 5.80% 5/21/54	165,000	162,952
BGC Group, Inc. 8.00% 5/25/28	200,000	213,943
BlackRock Funding, Inc.
4.60% 7/26/27	55,000	55,672
4.90% 1/8/35	45,000	45,549
5.35% 1/8/55	40,000	38,985
Blackrock, Inc.
1.90% 1/28/31	50,000	43,996
2.10% 2/25/32	250,000	215,705
2.40% 4/30/30	90,000	82,828
3.20% 3/15/27	167,000	164,726
3.25% 4/30/29	150,000	145,813
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	241,484
μ2.36% 7/29/32	200,000	169,605
μ2.62% 11/2/32	250,000	218,270
μ3.27% 3/1/30	200,000	191,302
3.65% 5/11/27	500,000	494,656
3.75% 3/9/27	250,000	247,889
4.10% 2/9/27	115,000	114,461
μ5.47% 2/1/29	155,000	158,717
μ6.05% 2/1/35	70,000	72,967
μ6.31% 6/8/29	165,000	173,200
μ6.38% 6/8/34	165,000	175,660
6.70% 11/29/32	200,000	218,383
μ7.62% 10/30/31	180,000	203,372
Cboe Global Markets, Inc. 3.65% 1/12/27	100,000	99,199
Charles Schwab Corp.
2.00% 3/20/28	200,000	189,289
3.20% 3/2/27	100,000	98,479
3.25% 5/22/29	200,000	193,143
3.30% 4/1/27	90,000	88,754
μ5.85% 5/19/34	125,000	132,789
μ6.14% 8/24/34	250,000	270,495
μ6.20% 11/17/29	140,000	148,547
CI Financial Corp. 3.20% 12/17/30	155,000	136,744
CME Group, Inc.
2.65% 3/15/32	105,000	94,013
3.75% 6/15/28	100,000	99,353
4.15% 6/15/48	75,000	63,182
4.40% 3/15/30	250,000	251,762
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CME Group, Inc. (continued)
5.30% 9/15/43	100,000	$100,003
Eaton Vance Corp. 3.50% 4/6/27	100,000	98,657
Franklin Resources, Inc. 1.60% 10/30/30	100,000	86,139
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	136,958
2.10% 6/15/30	155,000	138,733
2.65% 9/15/40	165,000	119,546
3.00% 6/15/50	115,000	75,033
3.00% 9/15/60	160,000	97,300
3.75% 9/21/28	105,000	103,409
4.00% 9/15/27	200,000	199,120
4.25% 9/21/48	150,000	123,740
4.35% 6/15/29	85,000	85,296
4.60% 3/15/33	55,000	54,750
4.95% 6/15/52	95,000	85,876
5.20% 6/15/62	145,000	135,388
5.25% 6/15/31	30,000	31,139
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	130,464
5.88% 7/21/28	135,000	140,008
6.20% 4/14/34	225,000	235,354
6.25% 1/15/36	100,000	103,628
Lazard Group LLC 3.63% 3/1/27	100,000	98,167
LPL Holdings, Inc.
5.15% 6/15/30	250,000	253,100
6.00% 5/20/34	250,000	258,518
Mastercard, Inc.
1.90% 3/15/31	100,000	88,267
2.95% 11/21/26	150,000	147,864
2.95% 6/1/29	150,000	144,112
2.95% 3/15/51	45,000	29,596
3.30% 3/26/27	600,000	593,617
3.65% 6/1/49	150,000	114,779
3.80% 11/21/46	100,000	80,152
4.55% 3/15/28	85,000	86,169
4.95% 3/15/32	165,000	169,775
Nasdaq, Inc.
1.65% 1/15/31	200,000	172,442
2.50% 12/21/40	200,000	138,550
3.95% 3/7/52	100,000	74,740
5.55% 2/15/34	210,000	218,793
Nomura Holdings, Inc.
2.33% 1/22/27	200,000	193,436
2.61% 7/14/31	200,000	176,465
2.71% 1/22/29	200,000	187,463
3.00% 1/22/32	200,000	177,084
5.39% 7/6/27	200,000	203,619
6.07% 7/12/28	250,000	260,887
LVIP SSGA Bond Index Fund-24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ORIX Corp.
2.25% 3/9/31	100,000	$88,150
3.70% 7/18/27	100,000	98,739
4.65% 9/10/29	250,000	251,815
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	182,062
4.95% 7/15/46	50,000	44,928
Synchrony Financial
2.88% 10/28/31	125,000	108,455
3.70% 8/4/26	200,000	198,113
5.15% 3/19/29	50,000	50,202
μ5.94% 8/2/30	90,000	92,473
Visa, Inc.
1.90% 4/15/27	500,000	482,690
2.00% 8/15/50	300,000	162,787
2.70% 4/15/40	100,000	75,548
2.75% 9/15/27	75,000	73,202
4.15% 12/14/35	115,000	109,567
4.30% 12/14/45	530,000	460,716
Voya Financial, Inc.
4.80% 6/15/46	60,000	51,663
5.70% 7/15/43	100,000	97,271
Western Union Co. 2.75% 3/15/31	100,000	87,626
		21,418,968
Electric–2.10%
AEP Texas, Inc.
2.10% 7/1/30	100,000	88,849
3.45% 1/15/50	50,000	33,852
4.15% 5/1/49	100,000	75,727
5.40% 6/1/33	180,000	182,595
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	75,709
4.50% 6/15/52	40,000	33,552
AES Corp. 2.45% 1/15/31	250,000	218,561
Alabama Power Co.
1.45% 9/15/30	250,000	216,712
3.05% 3/15/32	65,000	59,277
3.70% 12/1/47	100,000	76,168
3.75% 3/1/45	150,000	116,922
4.30% 1/2/46	150,000	125,539
4.30% 7/15/48	65,000	53,744
6.13% 5/15/38	100,000	107,828
Ameren Corp. 1.75% 3/15/28	100,000	93,294
Ameren Illinois Co.
1.55% 11/15/30	40,000	34,603
3.70% 12/1/47	100,000	75,203
3.80% 5/15/28	100,000	99,230
4.95% 6/1/33	250,000	253,351
American Electric Power Co., Inc.
2.30% 3/1/30	50,000	45,105
3.20% 11/13/27	100,000	97,545
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
American Electric Power Co., Inc. (continued)
3.25% 3/1/50	65,000	$42,419
5.63% 3/1/33	65,000	67,570
5.95% 11/1/32	200,000	212,021
Appalachian Power Co.
2.70% 4/1/31	250,000	224,551
3.70% 5/1/50	100,000	70,640
5.65% 4/1/34	250,000	257,201
Arizona Public Service Co.
2.95% 9/15/27	50,000	48,452
3.35% 5/15/50	70,000	47,458
3.50% 12/1/49	100,000	68,497
4.25% 3/1/49	100,000	78,684
4.35% 11/15/45	100,000	81,850
4.50% 4/1/42	100,000	85,332
5.05% 9/1/41	100,000	91,531
Atlantic City Electric Co. 2.30% 3/15/31	50,000	44,367
Avangrid, Inc. 3.80% 6/1/29	100,000	97,690
Avista Corp. 4.35% 6/1/48	100,000	81,713
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	34,390
3.50% 8/15/46	200,000	146,758
3.75% 8/15/47	100,000	75,752
5.30% 6/1/34	250,000	255,895
6.35% 10/1/36	100,000	108,691
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	76,656
2.85% 5/15/51	150,000	91,860
3.25% 4/15/28	125,000	122,335
3.80% 7/15/48	70,000	52,832
4.60% 5/1/53	150,000	125,348
5.95% 5/15/37	125,000	133,012
Black Hills Corp.
3.05% 10/15/29	100,000	93,754
3.88% 10/15/49	100,000	72,472
6.00% 1/15/35	95,000	98,529
6.15% 5/15/34	250,000	262,313
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	75,548
2.40% 9/1/26	100,000	97,790
3.00% 2/1/27	100,000	98,021
3.35% 4/1/51	125,000	87,210
4.25% 2/1/49	50,000	40,131
5.05% 3/1/35	100,000	99,877
CenterPoint Energy, Inc. 2.95% 3/1/30	100,000	93,120
Cleco Corporate Holdings LLC 4.97% 5/1/46	70,000	60,100
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	104,188
LVIP SSGA Bond Index Fund-25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CMS Energy Corp. 4.88% 3/1/44	100,000	$89,169
Commonwealth Edison Co.
2.20% 3/1/30	100,000	91,055
2.75% 9/1/51	285,000	172,283
3.13% 3/15/51	100,000	66,075
3.20% 11/15/49	145,000	97,920
3.65% 6/15/46	100,000	75,600
3.70% 8/15/28	45,000	44,445
4.00% 3/1/48	250,000	197,721
4.90% 2/1/33	90,000	90,654
5.30% 6/1/34	55,000	56,586
5.65% 6/1/54	65,000	64,404
6.45% 1/15/38	100,000	110,172
Connecticut Light & Power Co.
4.15% 6/1/45	75,000	61,123
4.30% 4/15/44	130,000	109,748
4.65% 1/1/29	250,000	253,079
4.95% 1/15/30	250,000	255,862
4.95% 8/15/34	65,000	64,977
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	94,453
3.60% 6/15/61	200,000	135,938
3.70% 11/15/59	85,000	58,932
3.80% 5/15/28	100,000	99,276
3.95% 3/1/43	150,000	122,019
4.00% 12/1/28	100,000	99,608
4.30% 12/1/56	100,000	78,741
4.45% 3/15/44	200,000	172,246
4.50% 12/1/45	100,000	85,608
4.63% 12/1/54	200,000	168,546
4.65% 12/1/48	100,000	84,892
5.13% 3/15/35	100,000	101,281
5.50% 12/1/39	250,000	252,734
5.50% 3/15/55	100,000	96,924
5.85% 3/15/36	100,000	105,228
6.30% 8/15/37	20,000	21,745
6.75% 4/1/38	25,000	28,397
Constellation Energy Generation LLC
5.60% 6/15/42	292,000	284,111
6.13% 1/15/34	75,000	80,769
6.25% 10/1/39	100,000	106,753
Consumers Energy Co.
2.50% 5/1/60	85,000	46,986
3.95% 5/15/43	150,000	122,555
4.63% 5/15/33	100,000	99,020
4.65% 3/1/28	250,000	253,414
4.90% 2/15/29	250,000	255,212
Dayton Power & Light Co. 3.95% 6/15/49	95,000	70,196
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	41,052
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy South Carolina, Inc.
5.30% 1/15/35	110,000	$112,456
6.05% 1/15/38	225,000	238,985
6.25% 10/15/53	145,000	156,631
Dominion Energy, Inc.
2.25% 8/15/31	90,000	78,694
2.85% 8/15/26	60,000	58,971
3.30% 4/15/41	30,000	22,143
4.25% 6/1/28	250,000	249,636
4.60% 3/15/49	150,000	122,908
4.90% 8/1/41	60,000	54,104
5.00% 6/15/30	155,000	158,185
5.45% 3/15/35	250,000	252,123
5.95% 6/15/35	25,000	26,280
DTE Electric Co.
1.90% 4/1/28	160,000	150,973
2.25% 3/1/30	150,000	136,910
3.25% 4/1/51	70,000	47,815
3.70% 6/1/46	50,000	38,054
3.75% 8/15/47	100,000	76,097
3.95% 3/1/49	70,000	54,938
4.05% 5/15/48	100,000	80,535
DTE Energy Co.
2.85% 10/1/26	200,000	196,487
3.40% 6/15/29	98,000	94,035
4.88% 6/1/28	210,000	213,086
4.95% 7/1/27	65,000	65,744
5.20% 4/1/30	120,000	122,794
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	67,867
3.45% 4/15/51	90,000	63,735
3.95% 3/15/48	150,000	117,050
4.00% 9/30/42	150,000	123,980
4.95% 1/15/33	250,000	254,373
5.25% 3/15/35	250,000	255,672
5.30% 2/15/40	100,000	99,945
6.10% 6/1/37	170,000	180,864
Duke Energy Corp.
2.45% 6/1/30	370,000	335,752
2.65% 9/1/26	165,000	161,901
3.15% 8/15/27	250,000	244,934
3.95% 8/15/47	200,000	150,289
4.80% 12/15/45	100,000	86,598
4.85% 1/5/29	250,000	253,927
5.00% 12/8/27	125,000	127,244
5.45% 6/15/34	145,000	148,927
5.75% 9/15/33	250,000	262,575
6.10% 9/15/53	250,000	254,272
Duke Energy Florida LLC
1.75% 6/15/30	335,000	295,489
3.20% 1/15/27	150,000	148,064
3.85% 11/15/42	100,000	79,654
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	65,190	62,602
LVIP SSGA Bond Index Fund-26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	$77,007
3.75% 5/15/46	150,000	113,613
6.12% 10/15/35	100,000	105,915
6.45% 4/1/39	130,000	142,386
Duke Energy Ohio, Inc. 3.65% 2/1/29	100,000	98,077
Duke Energy Progress LLC
3.70% 9/1/28	100,000	98,773
4.10% 3/15/43	100,000	82,468
5.05% 3/15/35	115,000	115,487
6.30% 4/1/38	250,000	271,314
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	83,026
Edison International
5.25% 11/15/28	145,000	143,523
5.25% 3/15/32	90,000	85,374
El Paso Electric Co. 5.00% 12/1/44	150,000	131,248
Emera U.S. Finance LP 4.75% 6/15/46	105,000	87,297
Enel Americas SA 4.00% 10/25/26	35,000	34,721
Enel Chile SA 4.88% 6/12/28	150,000	150,590
Entergy Arkansas LLC
2.65% 6/15/51	65,000	38,038
3.35% 6/15/52	100,000	66,857
4.20% 4/1/49	100,000	79,561
Entergy Corp.
1.90% 6/15/28	85,000	79,487
2.40% 6/15/31	100,000	88,327
2.95% 9/1/26	90,000	88,505
Entergy Louisiana LLC
1.60% 12/15/30	50,000	43,235
2.35% 6/15/32	100,000	86,227
2.40% 10/1/26	100,000	97,809
2.90% 3/15/51	75,000	46,375
3.10% 6/15/41	100,000	73,461
3.25% 4/1/28	150,000	146,475
4.00% 3/15/33	95,000	89,537
4.20% 4/1/50	100,000	79,324
4.95% 1/15/45	110,000	97,295
5.15% 9/15/34	155,000	155,882
5.80% 3/15/55	175,000	175,020
Entergy Mississippi LLC
2.85% 6/1/28	50,000	48,209
3.85% 6/1/49	25,000	18,409
Entergy Texas, Inc.
3.55% 9/30/49	50,000	34,924
5.25% 4/15/35	145,000	146,183
5.80% 9/1/53	140,000	137,975
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	49,115
4.25% 12/1/45	50,000	40,965
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Kansas Central, Inc. (continued)
5.25% 3/15/35	100,000	$101,100
Evergy Metro, Inc.
2.25% 6/1/30	150,000	135,423
4.20% 6/15/47	100,000	80,055
Eversource Energy
2.55% 3/15/31	250,000	222,235
2.90% 3/1/27	100,000	97,562
3.30% 1/15/28	100,000	97,354
3.38% 3/1/32	100,000	91,085
4.25% 4/1/29	75,000	74,268
5.45% 3/1/28	365,000	374,414
Exelon Corp.
2.75% 3/15/27	100,000	97,569
3.35% 3/15/32	100,000	92,246
4.10% 3/15/52	40,000	30,666
4.45% 4/15/46	100,000	82,695
4.95% 6/15/35	105,000	102,032
5.10% 6/15/45	105,000	95,381
5.15% 3/15/28	50,000	51,107
5.30% 3/15/33	100,000	102,473
5.60% 3/15/53	100,000	96,101
FirstEnergy Transmission LLC
4.55% 1/15/30	85,000	85,043
5.00% 1/15/35	65,000	64,300
Florida Power & Light Co.
3.70% 12/1/47	100,000	75,981
3.80% 12/15/42	100,000	81,111
4.05% 6/1/42	150,000	126,748
4.13% 6/1/48	100,000	81,231
4.80% 5/15/33	250,000	250,644
5.05% 4/1/28	145,000	148,506
5.10% 4/1/33	160,000	163,530
5.30% 6/15/34	500,000	515,368
5.30% 4/1/53	165,000	157,634
5.69% 3/1/40	50,000	52,205
5.70% 3/15/55	110,000	111,258
5.80% 3/15/65	155,000	157,161
5.96% 4/1/39	100,000	106,980
Fortis, Inc. 3.06% 10/4/26	200,000	196,436
Georgia Power Co.
2.65% 9/15/29	105,000	98,437
3.25% 3/15/51	285,000	195,381
3.70% 1/30/50	40,000	29,813
4.30% 3/15/42	200,000	172,614
4.30% 3/15/43	100,000	84,982
4.55% 3/15/30	100,000	100,947
4.65% 5/16/28	250,000	253,436
4.75% 9/1/40	100,000	93,031
4.85% 3/15/31	155,000	158,363
Hydro-Quebec 8.50% 12/1/29	115,000	134,384
Iberdrola International BV 6.75% 7/15/36	100,000	113,378
LVIP SSGA Bond Index Fund-27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Idaho Power Co.
5.20% 8/15/34	180,000	$183,499
5.50% 3/15/53	200,000	191,528
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	74,323
3.85% 5/15/28	150,000	148,404
4.25% 8/15/48	50,000	39,706
Interstate Power & Light Co.
2.30% 6/1/30	25,000	22,513
3.50% 9/30/49	50,000	35,174
3.60% 4/1/29	200,000	194,160
4.95% 9/30/34	85,000	83,316
5.70% 10/15/33	105,000	109,023
6.25% 7/15/39	130,000	137,843
ITC Holdings Corp. 3.35% 11/15/27	100,000	97,863
Jersey Central Power & Light Co. 5.10% 1/15/35	60,000	59,823
Kentucky Utilities Co.
3.30% 6/1/50	105,000	70,600
5.13% 11/1/40	100,000	96,352
MidAmerican Energy Co.
3.10% 5/1/27	100,000	98,364
3.65% 4/15/29	50,000	49,036
3.95% 8/1/47	100,000	78,923
4.25% 7/15/49	50,000	40,659
4.40% 10/15/44	100,000	85,522
5.35% 1/15/34	125,000	129,528
5.75% 11/1/35	25,000	26,423
Mississippi Power Co. 3.95% 3/30/28	100,000	99,598
National Grid PLC 5.42% 1/11/34	250,000	256,830
National Rural Utilities Cooperative Finance Corp.
1.35% 3/15/31	125,000	105,197
2.40% 3/15/30	195,000	179,412
3.05% 4/25/27	100,000	98,155
4.02% 11/1/32	100,000	95,207
4.85% 2/7/29	250,000	254,483
5.80% 1/15/33	85,000	90,328
8.00% 3/1/32	150,000	176,461
Nevada Power Co.
2.40% 5/1/30	100,000	91,698
3.13% 8/1/50	65,000	41,195
3.70% 5/1/29	75,000	73,409
6.00% 3/15/54	80,000	81,333
6.75% 7/1/37	100,000	111,515
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	192,868
2.44% 1/15/32	200,000	173,531
2.75% 11/1/29	320,000	298,914
3.00% 1/15/52	200,000	125,266
3.50% 4/1/29	150,000	145,268
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (continued)
4.63% 7/15/27	200,000	$201,233
5.00% 7/15/32	60,000	60,703
5.05% 2/28/33	250,000	252,021
5.25% 2/28/53	145,000	133,872
μ5.65% 5/1/79	100,000	99,617
Northern States Power Co.
2.25% 4/1/31	100,000	90,099
2.90% 3/1/50	60,000	39,054
3.20% 4/1/52	60,000	40,798
3.60% 5/15/46	50,000	37,679
3.60% 9/15/47	100,000	74,721
4.00% 8/15/45	100,000	80,509
5.35% 11/1/39	40,000	40,474
5.65% 6/15/54	250,000	251,490
6.20% 7/1/37	100,000	109,112
NorthWestern Corp. 4.18% 11/15/44	150,000	121,682
NSTAR Electric Co.
1.95% 8/15/31	100,000	86,429
3.20% 5/15/27	100,000	98,348
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	108,179
5.95% 11/1/39	100,000	102,867
Ohio Edison Co. 6.88% 7/15/36	100,000	112,445
Ohio Power Co.
1.63% 1/15/31	100,000	84,883
4.15% 4/1/48	100,000	77,271
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	95,533
3.80% 8/15/28	100,000	98,834
4.15% 4/1/47	50,000	39,672
5.60% 4/1/53	250,000	243,489
Oncor Electric Delivery Co. LLC
3.70% 11/15/28	200,000	196,850
3.75% 4/1/45	100,000	76,868
4.10% 11/15/48	100,000	78,671
4.55% 12/1/41	150,000	131,848
4.65% 11/1/29	110,000	111,267
5.30% 6/1/42	200,000	191,142
5.35% 4/1/35	105,000	106,964
5.55% 6/15/54	175,000	169,339
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	80,503
2.50% 2/1/31	250,000	217,013
3.25% 6/1/31	185,000	166,019
3.30% 8/1/40	150,000	107,309
3.50% 8/1/50	410,000	262,886
4.20% 3/1/29	70,000	68,312
4.20% 6/1/41	115,000	88,440
4.40% 3/1/32	100,000	93,601
4.95% 7/1/50	600,000	483,605
LVIP SSGA Bond Index Fund-28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
5.00% 6/4/28	600,000	$601,807
5.25% 3/1/52	100,000	83,202
5.90% 10/1/54	170,000	154,130
6.15% 1/15/33	125,000	128,744
6.75% 1/15/53	300,000	301,844
PacifiCorp
3.50% 6/15/29	65,000	62,841
4.10% 2/1/42	100,000	80,251
4.13% 1/15/49	70,000	53,600
4.15% 2/15/50	100,000	75,944
5.35% 12/1/53	300,000	269,647
5.45% 2/15/34	350,000	354,949
5.75% 4/1/37	100,000	101,658
6.00% 1/15/39	100,000	103,292
6.35% 7/15/38	25,000	26,622
7.70% 11/15/31	100,000	116,041
PECO Energy Co.
2.80% 6/15/50	290,000	181,826
3.00% 9/15/49	40,000	26,254
3.05% 3/15/51	30,000	19,637
5.95% 10/1/36	100,000	106,547
PG&E Recovery Funding LLC 5.53% 6/1/51	563,000	554,059
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/39	250,000	241,804
Potomac Electric Power Co. 4.15% 3/15/43	100,000	82,235
PPL Capital Funding, Inc. 5.25% 9/1/34	115,000	115,925
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	83,808
4.85% 2/15/34	155,000	155,034
5.00% 5/15/33	145,000	147,199
5.25% 5/15/53	85,000	81,056
6.25% 5/15/39	30,000	33,065
Progress Energy, Inc. 7.75% 3/1/31	150,000	172,730
Public Service Co. of Colorado
1.90% 1/15/31	150,000	130,136
2.70% 1/15/51	150,000	88,874
3.20% 3/1/50	65,000	43,245
4.05% 9/15/49	50,000	38,037
5.35% 5/15/34	255,000	258,630
5.75% 5/15/54	100,000	98,352
6.25% 9/1/37	100,000	107,324
Public Service Electric & Gas Co.
2.05% 8/1/50	100,000	53,143
3.00% 3/1/51	100,000	65,186
3.60% 12/1/47	50,000	37,041
3.70% 5/1/28	100,000	99,121
3.80% 3/1/46	100,000	77,843
3.85% 5/1/49	125,000	96,835
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric & Gas Co. (continued)
4.05% 5/1/48	100,000	$80,096
4.85% 8/1/34	250,000	249,207
5.30% 8/1/54	190,000	181,682
5.50% 3/1/40	100,000	101,558
Public Service Enterprise Group, Inc.
1.60% 8/15/30	100,000	86,364
5.88% 10/15/28	250,000	261,644
6.13% 10/15/33	125,000	132,766
Puget Energy, Inc. 5.73% 3/15/35	90,000	90,539
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	65,002
4.22% 6/15/48	65,000	51,922
5.33% 6/15/34	195,000	198,867
5.64% 4/15/41	80,000	79,208
5.80% 3/15/40	100,000	102,630
San Diego Gas & Electric Co.
4.10% 6/15/49	100,000	76,702
4.15% 5/15/48	100,000	77,675
4.95% 8/15/28	200,000	204,199
5.35% 4/1/53	155,000	144,755
5.40% 4/15/35	185,000	188,905
6.00% 6/1/39	110,000	115,449
Sempra
3.40% 2/1/28	95,000	92,750
3.70% 4/1/29	180,000	175,444
3.80% 2/1/38	150,000	124,124
4.00% 2/1/48	95,000	70,112
6.00% 10/15/39	125,000	126,736
Southern California Edison Co.
2.25% 6/1/30	70,000	61,457
2.85% 8/1/29	155,000	143,426
3.65% 3/1/28	100,000	97,224
3.90% 3/15/43	100,000	73,709
4.00% 4/1/47	300,000	215,455
4.13% 3/1/48	150,000	108,795
4.20% 3/1/29	100,000	97,896
4.40% 9/6/26	250,000	249,562
4.50% 9/1/40	100,000	83,754
4.88% 3/1/49	100,000	79,952
5.25% 3/15/30	95,000	95,982
5.45% 6/1/31	165,000	167,886
5.45% 3/1/35	250,000	245,404
5.90% 3/1/55	125,000	114,295
5.95% 11/1/32	200,000	205,240
5.95% 2/1/38	25,000	24,977
6.05% 3/15/39	170,000	169,788
6.65% 4/1/29	100,000	104,946
Southern Co.
4.25% 7/1/36	85,000	77,723
5.11% 8/1/27	100,000	101,502
LVIP SSGA Bond Index Fund-29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern Power Co.
4.95% 12/15/46	100,000	$86,381
5.25% 7/15/43	120,000	112,239
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	146,770
3.85% 2/1/48	100,000	72,877
3.90% 4/1/45	300,000	225,349
6.20% 3/15/40	200,000	208,539
Southwestern Public Service Co.
4.40% 11/15/48	100,000	79,951
6.00% 6/1/54	180,000	181,487
Tampa Electric Co.
4.10% 6/15/42	100,000	82,410
4.35% 5/15/44	50,000	41,878
4.45% 6/15/49	100,000	82,186
5.15% 3/1/35	250,000	251,167
Tucson Electric Power Co. 1.50% 8/1/30	90,000	77,505
Union Electric Co.
2.63% 3/15/51	250,000	148,733
2.95% 6/15/27	100,000	98,103
3.50% 3/15/29	100,000	97,590
3.65% 4/15/45	100,000	76,649
3.90% 9/15/42	100,000	81,104
4.00% 4/1/48	100,000	78,488
8.45% 3/15/39	80,000	101,946
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	174,770
2.95% 11/15/26	100,000	98,181
2.95% 11/15/51	200,000	124,914
3.30% 12/1/49	100,000	67,443
3.50% 3/15/27	150,000	148,379
3.80% 4/1/28	100,000	99,383
3.80% 9/15/47	100,000	75,054
4.00% 11/15/46	45,000	34,923
4.60% 12/1/48	115,000	97,478
4.65% 8/15/43	150,000	131,483
5.55% 8/15/54	85,000	82,273
6.00% 5/15/37	25,000	26,283
6.35% 11/30/37	100,000	107,578
8.88% 11/15/38	100,000	132,123
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	140,564
1.80% 10/15/30	52,000	45,508
4.75% 1/15/28	100,000	101,015
Wisconsin Electric Power Co. 4.30% 10/15/48	45,000	36,781
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	42,846
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	178,131
Xcel Energy, Inc.
3.35% 12/1/26	100,000	98,581
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy, Inc. (continued)
4.75% 3/21/28	80,000	$80,777
5.45% 8/15/33	200,000	203,989
		53,703,950
Electrical Components & Equipment–0.02%
Emerson Electric Co.
1.80% 10/15/27	45,000	42,846
2.00% 12/21/28	200,000	186,370
2.75% 10/15/50	30,000	18,841
5.00% 3/15/35	210,000	212,978
5.25% 11/15/39	50,000	50,371
		511,406
Electronics–0.15%
Allegion PLC 3.50% 10/1/29	50,000	47,897
Allegion U.S. Holding Co., Inc. 5.60% 5/29/34	150,000	154,082
Amphenol Corp.
2.20% 9/15/31	60,000	52,545
4.35% 6/1/29	75,000	75,322
5.00% 1/15/35	185,000	186,986
5.05% 4/5/27	170,000	172,631
Arrow Electronics, Inc.
3.88% 1/12/28	200,000	196,129
5.15% 8/21/29	160,000	162,430
Avnet, Inc. 5.50% 6/1/32	100,000	100,778
Flex Ltd.
4.88% 6/15/29	75,000	75,476
6.00% 1/15/28	210,000	216,663
Fortive Corp. 4.30% 6/15/46	50,000	40,895
Honeywell International, Inc.
1.10% 3/1/27	200,000	190,490
1.75% 9/1/31	160,000	136,617
1.95% 6/1/30	250,000	223,814
2.70% 8/15/29	60,000	56,602
2.80% 6/1/50	100,000	63,284
4.25% 1/15/29	160,000	160,458
4.95% 2/15/28	180,000	183,849
5.25% 3/1/54	500,000	474,339
Hubbell, Inc. 2.30% 3/15/31	60,000	53,038
Jabil, Inc.
3.00% 1/15/31	50,000	45,585
3.60% 1/15/30	50,000	47,809
3.95% 1/12/28	110,000	108,863
4.25% 5/15/27	50,000	49,863
Keysight Technologies, Inc.
4.60% 4/6/27	60,000	60,236
5.35% 7/30/30	125,000	128,928
TD SYNNEX Corp. 6.10% 4/12/34	65,000	68,409
Trimble, Inc.
4.90% 6/15/28	100,000	101,468
6.10% 3/15/33	125,000	132,796
LVIP SSGA Bond Index Fund-30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group SA 2.50% 2/4/32	85,000	$74,935
		3,843,217
Entertainment–0.05%
Warnermedia Holdings, Inc.
3.76% 3/15/27	181,000	176,218
4.28% 3/15/32	166,000	166,000
5.05% 3/15/42	1,085,000	930,938
5.14% 3/15/52	12,000	12,000
		1,285,156
Environmental Control–0.10%
Republic Services, Inc.
1.45% 2/15/31	200,000	170,580
1.75% 2/15/32	100,000	84,096
2.90% 7/1/26	110,000	108,546
3.38% 11/15/27	60,000	58,970
3.95% 5/15/28	150,000	149,372
5.00% 11/15/29	100,000	102,825
5.15% 3/15/35	180,000	183,540
5.20% 11/15/34	100,000	102,351
Waste Connections, Inc.
2.20% 1/15/32	115,000	99,218
2.95% 1/15/52	115,000	73,273
3.20% 6/1/32	65,000	59,346
3.50% 5/1/29	150,000	146,646
Waste Management, Inc.
1.15% 3/15/28	30,000	27,799
1.50% 3/15/31	30,000	25,650
2.50% 11/15/50	20,000	11,935
3.15% 11/15/27	100,000	97,968
4.15% 4/15/32	200,000	195,755
4.65% 3/15/30	250,000	253,422
4.88% 2/15/29	250,000	256,028
4.95% 7/3/31	110,000	112,916
4.95% 3/15/35	165,000	165,700
5.35% 10/15/54	100,000	96,224
		2,582,160
Food–0.36%
Campbell's Co.
4.15% 3/15/28	200,000	199,236
4.80% 3/15/48	65,000	56,597
5.40% 3/21/34	40,000	40,623
Conagra Brands, Inc.
1.38% 11/1/27	100,000	93,318
4.85% 11/1/28	165,000	166,598
5.30% 11/1/38	50,000	47,854
5.40% 11/1/48	105,000	94,643
8.25% 9/15/30	100,000	116,287
Flowers Foods, Inc.
2.40% 3/15/31	45,000	39,282
3.50% 10/1/26	105,000	103,463
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
General Mills, Inc.
3.00% 2/1/51	95,000	$60,665
4.20% 4/17/28	75,000	74,905
4.88% 1/30/30	180,000	183,001
4.95% 3/29/33	70,000	70,095
5.25% 1/30/35	250,000	251,168
5.50% 10/17/28	115,000	119,298
Hershey Co.
2.45% 11/15/29	50,000	46,507
3.13% 11/15/49	50,000	33,437
4.55% 2/24/28	40,000	40,506
4.75% 2/24/30	100,000	101,984
4.95% 2/24/32	100,000	102,203
5.10% 2/24/35	100,000	101,586
Hormel Foods Corp. 1.80% 6/11/30	85,000	75,570
Ingredion, Inc.
3.20% 10/1/26	100,000	98,397
3.90% 6/1/50	200,000	147,084
J.M. Smucker Co.
4.25% 3/15/35	100,000	92,886
4.38% 3/15/45	50,000	40,842
5.90% 11/15/28	125,000	131,360
6.20% 11/15/33	125,000	134,161
6.50% 11/15/43	115,000	121,997
6.50% 11/15/53	145,000	154,951
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13% 2/1/28	500,000	510,200
5.75% 4/1/33	244,000	250,813
6.50% 12/1/52	165,000	171,194
6.75% 3/15/34	233,000	254,358
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38% 2/25/55	50,000	51,330
Kellanova
3.40% 11/15/27	200,000	196,952
4.30% 5/15/28	150,000	150,804
4.50% 4/1/46	100,000	85,480
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	148,228
Kraft Heinz Foods Co.
4.38% 6/1/46	1,000,000	809,028
5.20% 3/15/32	190,000	193,446
5.40% 3/15/35	300,000	303,955
Kroger Co.
1.70% 1/15/31	125,000	107,911
5.00% 9/15/34	115,000	114,178
5.00% 4/15/42	100,000	90,850
5.50% 9/15/54	60,000	56,955
5.65% 9/15/64	90,000	85,197
6.90% 4/15/38	100,000	112,001
7.50% 4/1/31	250,000	286,808
LVIP SSGA Bond Index Fund-31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co., Inc.
3.40% 8/15/27	150,000	$147,437
4.20% 8/15/47	20,000	15,956
Mondelez International, Inc.
1.88% 10/15/32	180,000	150,677
2.63% 9/4/50	360,000	212,614
2.75% 4/13/30	135,000	125,355
4.75% 8/28/34	125,000	123,465
Pilgrim's Pride Corp.
6.25% 7/1/33	145,000	153,306
6.88% 5/15/34	250,000	273,801
Sysco Corp.
2.40% 2/15/30	35,000	32,014
3.25% 7/15/27	200,000	196,099
3.30% 7/15/26	100,000	98,850
3.30% 2/15/50	35,000	23,427
4.45% 3/15/48	100,000	83,081
4.50% 4/1/46	75,000	62,782
4.85% 10/1/45	85,000	75,191
Tyson Foods, Inc.
3.55% 6/2/27	155,000	152,866
4.35% 3/1/29	130,000	129,211
5.10% 9/28/48	40,000	35,826
		9,212,150
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	129,304
6.00% 11/15/41	135,000	136,988
Suzano Austria GmbH
2.50% 9/15/28	125,000	116,184
3.75% 1/15/31	205,000	191,912
6.00% 1/15/29	200,000	205,314
Suzano International Finance BV 5.50% 1/17/27	100,000	101,118
		880,820
Gas–0.17%
Atmos Energy Corp.
1.50% 1/15/31	250,000	213,432
3.00% 6/15/27	65,000	63,735
3.38% 9/15/49	55,000	38,196
4.13% 10/15/44	150,000	124,213
4.13% 3/15/49	155,000	123,588
6.20% 11/15/53	125,000	135,166
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	239,416
4.00% 4/1/28	100,000	99,169
5.25% 3/1/28	250,000	256,038
5.85% 1/15/41	115,000	116,037
National Fuel Gas Co. 3.95% 9/15/27	200,000	196,883
NiSource, Inc.
1.70% 2/15/31	175,000	149,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
NiSource, Inc. (continued)
2.95% 9/1/29	100,000	$94,341
3.49% 5/15/27	100,000	98,458
3.95% 3/30/48	150,000	115,758
4.38% 5/15/47	100,000	82,210
4.80% 2/15/44	100,000	88,265
5.25% 2/15/43	59,000	55,034
5.40% 6/30/33	150,000	153,406
5.85% 4/1/55	65,000	64,318
ONE Gas, Inc.
4.66% 2/1/44	50,000	43,972
5.10% 4/1/29	165,000	168,990
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	96,943
3.64% 11/1/46	50,000	36,430
4.65% 8/1/43	50,000	43,348
Southern California Gas Co.
2.95% 4/15/27	110,000	107,751
3.95% 2/15/50	50,000	37,553
4.13% 6/1/48	100,000	77,609
5.05% 9/1/34	95,000	95,614
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	214,878
4.40% 6/1/43	100,000	83,905
4.40% 5/30/47	200,000	162,520
4.95% 9/15/34	250,000	247,453
5.88% 3/15/41	70,000	71,604
Southwest Gas Corp.
3.18% 8/15/51	140,000	90,452
3.70% 4/1/28	100,000	97,988
5.80% 12/1/27	50,000	51,598
Washington Gas Light Co.
3.65% 9/15/49	40,000	28,711
3.80% 9/15/46	70,000	52,585
		4,317,399
Hand Machine Tools–0.01%
Kennametal, Inc. 2.80% 3/1/31	125,000	112,016
Snap-on, Inc. 4.10% 3/1/48	85,000	67,969
Stanley Black & Decker, Inc. 5.20% 9/1/40	100,000	93,645
		273,630
Health Care Products–0.28%
Abbott Laboratories
1.15% 1/30/28	45,000	42,086
1.40% 6/30/30	40,000	35,201
3.75% 11/30/26	340,000	338,880
4.90% 11/30/46	400,000	378,613
6.00% 4/1/39	50,000	54,994
6.15% 11/30/37	50,000	55,467
LVIP SSGA Bond Index Fund-32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	$103,037
4.75% 9/9/34	250,000	246,006
Baxter International, Inc.
1.73% 4/1/31	65,000	55,486
1.92% 2/1/27	200,000	192,542
2.54% 2/1/32	200,000	174,317
2.60% 8/15/26	150,000	147,174
3.13% 12/1/51	150,000	95,794
3.50% 8/15/46	100,000	71,392
Boston Scientific Corp.
2.65% 6/1/30	100,000	92,577
4.55% 3/1/39	100,000	94,602
4.70% 3/1/49	105,000	94,439
7.38% 1/15/40	201,000	243,666
Danaher Corp.
2.60% 10/1/50	190,000	114,184
2.80% 12/10/51	200,000	124,542
4.38% 9/15/45	115,000	99,314
DH Europe Finance II SARL
2.60% 11/15/29	65,000	60,700
3.25% 11/15/39	100,000	80,443
GE HealthCare Technologies, Inc.
4.80% 8/14/29	115,000	116,686
4.80% 1/15/31	700,000	705,785
Koninklijke Philips NV
5.00% 3/15/42	100,000	89,604
6.88% 3/11/38	50,000	54,772
Medtronic, Inc.
4.38% 3/15/35	108,000	104,475
4.63% 3/15/45	179,000	161,030
Revvity, Inc.
2.25% 9/15/31	180,000	154,115
3.63% 3/15/51	160,000	109,431
Smith & Nephew PLC 2.03% 10/14/30	100,000	87,582
Solventum Corp. 5.60% 3/23/34	700,000	720,402
Stryker Corp.
3.65% 3/7/28	200,000	197,409
4.25% 9/11/29	250,000	249,589
4.38% 5/15/44	100,000	85,392
4.63% 3/15/46	95,000	84,042
Thermo Fisher Scientific, Inc.
4.10% 8/15/47	100,000	82,063
4.95% 11/21/32	125,000	127,862
5.09% 8/10/33	250,000	255,890
5.20% 1/31/34	125,000	128,455
5.30% 2/1/44	200,000	194,491
5.40% 8/10/43	105,000	103,760
Zimmer Biomet Holdings, Inc.
5.20% 9/15/34	200,000	200,643
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Zimmer Biomet Holdings, Inc. (continued)
5.35% 12/1/28	140,000	$144,326
		7,153,260
Health Care Services–0.86%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	70,463
3.83% 8/15/28	35,000	34,591
4.27% 8/15/48	30,000	24,789
Aetna, Inc.
6.63% 6/15/36	100,000	107,319
6.75% 12/15/37	100,000	108,028
AHS Hospital Corp.
2.78% 7/1/51	40,000	24,472
5.02% 7/1/45	50,000	46,424
Ascension Health
3.11% 11/15/39	45,000	35,214
3.95% 11/15/46	185,000	147,035
Banner Health
1.90% 1/1/31	40,000	35,061
2.34% 1/1/30	75,000	68,903
2.91% 1/1/51	50,000	31,736
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	21,895
2.84% 11/15/50	45,000	28,339
3.97% 11/15/46	50,000	39,697
4.19% 11/15/45	95,000	78,606
Bon Secours Mercy Health, Inc. 4.30% 7/1/28	25,000	25,045
Centene Corp.
2.50% 3/1/31	600,000	517,704
4.63% 12/15/29	750,000	729,474
Children's Health System of Texas 2.51% 8/15/50	105,000	61,036
Children's Hospital Corp. 4.12% 1/1/47	65,000	53,442
Children's Hospital Medical Center 4.27% 5/15/44	50,000	42,147
Cigna Group
2.38% 3/15/31	120,000	106,679
2.40% 3/15/30	150,000	136,878
3.20% 3/15/40	105,000	80,402
3.40% 3/15/50	85,000	57,635
3.40% 3/15/51	80,000	53,561
3.88% 10/15/47	150,000	112,726
4.80% 8/15/38	145,000	136,319
4.90% 12/15/48	145,000	126,591
5.25% 2/15/34	250,000	253,972
5.40% 3/15/33	250,000	258,370
5.60% 2/15/54	105,000	100,736
6.13% 11/15/41	300,000	311,739
City of Hope 4.38% 8/15/48	75,000	59,537
LVIP SSGA Bond Index Fund-33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CommonSpirit Health
2.78% 10/1/30	65,000	$59,504
3.35% 10/1/29	40,000	38,248
3.82% 10/1/49	40,000	29,146
3.91% 10/1/50	150,000	111,057
4.19% 10/1/49	70,000	53,992
4.35% 11/1/42	400,000	334,616
Corewell Health Obligated Group 3.49% 7/15/49	50,000	35,440
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	75,408
Duke University Health System, Inc. 3.92% 6/1/47	75,000	59,155
Elevance Health, Inc.
2.25% 5/15/30	50,000	45,137
2.55% 3/15/31	200,000	179,585
3.13% 5/15/50	65,000	42,267
3.60% 3/15/51	115,000	80,934
4.10% 3/1/28	350,000	349,036
4.10% 5/15/32	200,000	192,021
4.38% 12/1/47	125,000	102,170
4.63% 5/15/42	100,000	87,718
4.65% 1/15/43	125,000	109,591
4.65% 8/15/44	100,000	86,902
4.75% 2/15/33	250,000	248,432
5.20% 2/15/35	115,000	116,204
5.38% 6/15/34	155,000	158,426
5.50% 10/15/32	200,000	208,506
5.70% 2/15/55	115,000	111,441
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	174,105
4.50% 7/1/57	100,000	80,945
HCA, Inc.
2.38% 7/15/31	150,000	130,557
3.13% 3/15/27	70,000	68,539
3.50% 7/15/51	150,000	99,364
3.63% 3/15/32	150,000	138,358
4.13% 6/15/29	485,000	476,527
4.38% 3/15/42	50,000	41,659
4.50% 2/15/27	160,000	160,023
4.63% 3/15/52	575,000	462,080
5.00% 3/1/28	65,000	65,966
5.13% 6/15/39	50,000	47,024
5.25% 3/1/30	110,000	112,771
5.25% 6/15/49	200,000	177,672
5.45% 4/1/31	260,000	268,096
5.45% 9/15/34	85,000	85,736
5.50% 3/1/32	125,000	129,004
5.50% 6/15/47	200,000	185,852
5.75% 3/1/35	200,000	205,675
5.95% 9/15/54	175,000	170,075
6.20% 3/1/55	125,000	125,890
Humana, Inc.
1.35% 2/3/27	55,000	52,605
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
2.15% 2/3/32	55,000	$46,202
3.70% 3/23/29	125,000	121,139
4.63% 12/1/42	175,000	145,208
5.55% 5/1/35	215,000	216,202
5.75% 3/1/28	100,000	103,184
5.88% 3/1/33	100,000	103,344
6.00% 5/1/55	300,000	288,979
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	43,479
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	71,008
IQVIA, Inc. 6.25% 2/1/29	140,000	146,321
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	54,592
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	122,664
3.27% 11/1/49	185,000	127,881
4.15% 5/1/47	105,000	85,503
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	98,867
4.70% 2/1/45	500,000	438,392
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	33,851
3.34% 7/1/60	65,000	42,462
3.77% 7/1/48	40,000	30,268
Mayo Clinic
3.20% 11/15/61	200,000	123,755
4.13% 11/15/52	100,000	80,265
McLaren Health Care Corp. 4.39% 5/15/48	65,000	54,307
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	71,172
4.20% 7/1/55	127,000	101,658
Methodist Hospital 2.71% 12/1/50	300,000	180,861
Montefiore Obligated Group 5.25% 11/1/48	70,000	56,802
Mount Sinai Hospital 3.98% 7/1/48	100,000	71,342
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	34,358
3.95% 8/1/19	35,000	23,896
4.02% 8/1/45	75,000	61,129
4.06% 8/1/56	50,000	38,709
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	192,187
4.26% 11/1/47	150,000	119,240
Novant Health, Inc.
3.17% 11/1/51	85,000	55,712
3.32% 11/1/61	70,000	44,223
LVIP SSGA Bond Index Fund-34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	$71,273
NYU Langone Hospitals
3.38% 7/1/55	100,000	67,273
4.37% 7/1/47	100,000	85,690
Orlando Health Obligated Group
3.33% 10/1/50	125,000	87,511
4.09% 10/1/48	45,000	36,136
PeaceHealth Obligated Group 3.22% 11/15/50	65,000	40,212
Providence St. Joseph Health Obligated Group
2.70% 10/1/51	75,000	41,816
2.75% 10/1/26	100,000	97,887
3.74% 10/1/47	100,000	72,967
5.40% 10/1/33	200,000	201,911
Quest Diagnostics, Inc.
4.63% 12/15/29	250,000	252,464
5.00% 12/15/34	250,000	248,776
Seattle Children's Hospital 2.72% 10/1/50	185,000	112,975
SSM Health Care Corp. 3.82% 6/1/27	71,000	70,426
Stanford Health Care 3.80% 11/15/48	30,000	22,774
Sutter Health
2.29% 8/15/30	110,000	99,344
3.16% 8/15/40	100,000	77,344
3.36% 8/15/50	110,000	75,926
Texas Health Resources 4.33% 11/15/55	30,000	24,392
Toledo Hospital 5.75% 11/15/38	200,000	199,765
Trinity Health Corp.
2.63% 12/1/40	50,000	35,985
4.13% 12/1/45	25,000	20,439
UnitedHealth Group, Inc.
2.30% 5/15/31	200,000	176,260
2.75% 5/15/40	250,000	181,377
2.88% 8/15/29	155,000	146,298
2.90% 5/15/50	250,000	155,562
2.95% 10/15/27	250,000	243,213
3.05% 5/15/41	200,000	146,979
3.25% 5/15/51	200,000	132,660
3.38% 4/15/27	150,000	147,902
3.45% 1/15/27	100,000	98,924
3.50% 8/15/39	115,000	92,806
3.70% 8/15/49	135,000	98,280
3.75% 10/15/47	200,000	148,884
3.85% 6/15/28	200,000	198,296
3.88% 12/15/28	50,000	49,354
3.88% 8/15/59	150,000	105,698
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.00% 5/15/29	195,000	$192,788
4.20% 1/15/47	55,000	44,186
4.25% 1/15/29	250,000	249,556
4.25% 3/15/43	100,000	83,981
4.25% 6/15/48	150,000	120,529
4.38% 3/15/42	100,000	85,742
4.50% 4/15/33	250,000	243,656
4.75% 7/15/26	110,000	110,396
4.80% 1/15/30	250,000	253,846
4.95% 1/15/32	200,000	202,559
5.00% 4/15/34	250,000	249,904
5.05% 4/15/53	250,000	223,145
5.15% 7/15/34	150,000	151,515
5.20% 4/15/63	250,000	222,767
5.25% 2/15/28	180,000	184,756
5.35% 2/15/33	250,000	257,583
5.38% 4/15/54	145,000	135,548
5.50% 7/15/44	200,000	194,798
5.63% 7/15/54	150,000	145,503
5.75% 7/15/64	70,000	68,083
5.88% 2/15/53	90,000	90,173
Universal Health Services, Inc.
1.65% 9/1/26	65,000	62,755
2.65% 1/15/32	50,000	42,441
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	61,361
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	28,795
		22,001,331
Home Builders–0.03%
Dr. Horton, Inc.
1.40% 10/15/27	250,000	235,062
5.00% 10/15/34	105,000	103,808
MDC Holdings, Inc. 3.97% 8/6/61	200,000	144,932
Meritage Homes Corp. 5.65% 3/15/35	105,000	105,298
NVR, Inc. 3.00% 5/15/30	195,000	181,627
		770,727
Home Furnishings–0.01%
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	97,041
3.50% 11/15/51	150,000	95,560
		192,601
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	84,970
4.88% 12/6/28	100,000	101,484
5.75% 3/15/33	250,000	261,394
LVIP SSGA Bond Index Fund-35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	$97,978
3.95% 8/1/47	100,000	77,928
Clorox Co.
3.90% 5/15/28	100,000	99,026
4.60% 5/1/32	200,000	199,566
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	79,878
2.88% 2/7/50	45,000	29,010
3.20% 7/30/46	50,000	35,110
3.90% 5/4/47	100,000	78,489
5.30% 3/1/41	200,000	197,397
6.63% 8/1/37	100,000	115,250
		1,457,480
Insurance–0.74%
Aflac, Inc.
4.00% 10/15/46	300,000	233,298
4.75% 1/15/49	100,000	86,364
Alleghany Corp. 4.90% 9/15/44	95,000	86,466
Allstate Corp.
1.45% 12/15/30	100,000	85,127
3.28% 12/15/26	150,000	147,934
4.20% 12/15/46	150,000	122,389
4.50% 6/15/43	100,000	86,928
5.55% 5/9/35	150,000	155,750
American Financial Group, Inc. 4.50% 6/15/47	150,000	121,089
American International Group, Inc.
4.38% 6/30/50	130,000	108,803
4.75% 4/1/48	200,000	177,478
Aon Corp.
2.80% 5/15/30	150,000	138,980
3.75% 5/2/29	100,000	97,762
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	86,329
2.85% 5/28/27	70,000	68,217
2.90% 8/23/51	100,000	62,104
3.90% 2/28/52	85,000	63,035
Aon Global Ltd. 4.75% 5/15/45	100,000	87,337
Aon North America, Inc. 5.45% 3/1/34	500,000	513,595
Arch Capital Finance LLC
4.01% 12/15/26	100,000	99,555
5.03% 12/15/46	100,000	90,346
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	97,244
Arthur J Gallagher & Co.
4.60% 12/15/27	55,000	55,409
4.85% 12/15/29	85,000	86,249
5.00% 2/15/32	85,000	86,146
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Arthur J Gallagher & Co. (continued)
5.15% 2/15/35	140,000	$140,066
5.45% 7/15/34	250,000	255,581
5.50% 3/2/33	155,000	160,111
5.55% 2/15/55	130,000	124,666
Assurant, Inc. 4.90% 3/27/28	100,000	100,782
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	99,835
Athene Holding Ltd.
3.50% 1/15/31	20,000	18,826
3.95% 5/25/51	125,000	88,308
4.13% 1/12/28	150,000	148,607
6.65% 2/1/33	100,000	108,124
AXA SA 8.60% 12/15/30	200,000	237,023
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	97,105
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	140,002
2.30% 3/15/27	200,000	194,981
2.50% 1/15/51	140,000	83,711
2.85% 10/15/50	180,000	116,157
2.88% 3/15/32	200,000	184,370
3.85% 3/15/52	200,000	154,762
4.25% 1/15/49	100,000	84,594
4.30% 5/15/43	100,000	88,063
4.40% 5/15/42	100,000	92,493
5.75% 1/15/40	100,000	108,389
Brighthouse Financial, Inc. 4.70% 6/22/47	200,000	153,198
Brown & Brown, Inc.
2.38% 3/15/31	85,000	74,822
4.20% 3/17/32	65,000	62,192
4.50% 3/15/29	100,000	99,963
4.70% 6/23/28	400,000	403,374
4.95% 3/17/52	100,000	86,525
Chubb Corp.
6.00% 5/11/37	100,000	108,547
6.50% 5/15/38	200,000	225,029
Chubb INA Holdings LLC
1.38% 9/15/30	415,000	360,912
4.15% 3/13/43	100,000	85,442
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	107,432
CNA Financial Corp.
2.05% 8/15/30	20,000	17,627
3.90% 5/1/29	40,000	39,214
5.13% 2/15/34	90,000	90,140
Corebridge Financial, Inc.
5.75% 1/15/34	350,000	363,622
6.05% 9/15/33	350,000	368,422
Enstar Group Ltd. 3.10% 9/1/31	95,000	84,454
LVIP SSGA Bond Index Fund-36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Equitable Holdings, Inc. 5.59% 1/11/33	200,000	$207,966
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	34,144
4.87% 6/1/44	100,000	88,170
F&G Annuities & Life, Inc. 6.50% 6/4/29	65,000	67,020
Fairfax Financial Holdings Ltd.
3.38% 3/3/31	180,000	167,065
6.10% 3/15/55	100,000	97,950
6.35% 3/22/54	160,000	162,048
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	46,667
4.50% 8/15/28	150,000	149,720
Globe Life, Inc. 5.85% 9/15/34	75,000	77,652
Hanover Insurance Group, Inc. 2.50% 9/1/30	145,000	129,056
Hartford Insurance Group, Inc.
2.80% 8/19/29	70,000	65,846
2.90% 9/15/51	100,000	62,534
3.60% 8/19/49	55,000	40,240
4.30% 4/15/43	43,000	36,243
4.40% 3/15/48	100,000	84,018
6.10% 10/1/41	50,000	51,775
Kemper Corp. 3.80% 2/23/32	100,000	90,876
Loews Corp. 6.00% 2/1/35	100,000	108,736
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	247,150
5.38% 3/4/46	100,000	98,982
Markel Group, Inc.
5.00% 4/5/46	250,000	221,441
5.00% 5/20/49	65,000	56,989
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	94,010
2.38% 12/15/31	90,000	78,801
4.35% 1/30/47	45,000	38,088
4.38% 3/15/29	195,000	195,748
4.65% 3/15/30	105,000	106,184
4.75% 3/15/39	55,000	52,257
4.90% 3/15/49	90,000	81,298
5.00% 3/15/35	250,000	249,921
5.35% 11/15/44	250,000	245,468
5.40% 9/15/33	250,000	259,308
5.40% 3/15/55	140,000	134,884
Mercury General Corp. 4.40% 3/15/27	50,000	49,580
MetLife, Inc.
4.60% 5/13/46	200,000	177,080
5.25% 1/15/54	250,000	235,349
5.30% 12/15/34	200,000	205,456
5.70% 6/15/35	50,000	52,941
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
MetLife, Inc. (continued)
5.88% 2/6/41	100,000	$103,601
6.38% 6/15/34	100,000	110,843
6.40% 12/15/66	100,000	104,717
6.50% 12/15/32	100,000	112,257
10.75% 8/1/69	150,000	200,615
Old Republic International Corp. 3.85% 6/11/51	200,000	142,055
Principal Financial Group, Inc.
3.70% 5/15/29	50,000	48,776
5.38% 3/15/33	140,000	143,800
Progressive Corp.
2.50% 3/15/27	40,000	38,955
3.00% 3/15/32	50,000	45,602
3.70% 3/15/52	25,000	18,643
4.13% 4/15/47	200,000	164,518
4.20% 3/15/48	150,000	123,348
4.95% 6/15/33	250,000	255,329
Prudential Financial, Inc.
3.70% 3/13/51	250,000	183,753
3.88% 3/27/28	65,000	64,713
3.91% 12/7/47	163,000	127,344
4.35% 2/25/50	250,000	207,493
4.42% 3/27/48	100,000	83,971
μ4.50% 9/15/47	215,000	211,804
5.20% 3/14/35	80,000	80,864
6.63% 6/21/40	200,000	225,009
μ6.75% 3/1/53	160,000	167,609
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	186,066
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	65,397
3.95% 9/15/26	30,000	29,826
6.00% 9/15/33	250,000	262,043
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	128,036
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	96,780
Selective Insurance Group, Inc. 5.90% 4/15/35	65,000	66,453
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	125,599
Travelers Cos., Inc.
3.75% 5/15/46	50,000	38,942
4.00% 5/30/47	80,000	64,016
4.05% 3/7/48	200,000	159,872
4.10% 3/4/49	100,000	80,537
5.45% 5/25/53	115,000	112,463
6.25% 6/15/37	100,000	110,284
6.75% 6/20/36	100,000	114,313
Unum Group
4.00% 6/15/29	145,000	142,328
4.13% 6/15/51	200,000	148,568
LVIP SSGA Bond Index Fund-37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Unum Group (continued)
5.75% 8/15/42	50,000	$48,202
W.R. Berkley Corp.
3.55% 3/30/52	150,000	103,302
4.00% 5/12/50	105,000	79,748
Willis North America, Inc.
2.95% 9/15/29	65,000	61,176
3.88% 9/15/49	70,000	51,666
4.65% 6/15/27	100,000	100,546
5.35% 5/15/33	250,000	256,306
XL Group Ltd. 5.25% 12/15/43	200,000	191,340
		19,039,494
Internet–0.38%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	177,012
3.15% 2/9/51	200,000	129,660
3.25% 2/9/61	200,000	123,706
3.40% 12/6/27	210,000	206,324
4.00% 12/6/37	100,000	88,178
4.40% 12/6/57	200,000	159,793
5.25% 5/26/35	200,000	202,233
Alphabet, Inc.
0.80% 8/15/27	200,000	187,788
1.10% 8/15/30	130,000	112,305
1.90% 8/15/40	100,000	67,161
2.00% 8/15/26	250,000	244,592
2.05% 8/15/50	130,000	72,584
2.25% 8/15/60	400,000	211,191
Amazon.com, Inc.
1.20% 6/3/27	90,000	85,453
1.50% 6/3/30	165,000	145,947
1.65% 5/12/28	250,000	234,767
2.10% 5/12/31	250,000	221,967
2.50% 6/3/50	80,000	48,081
2.88% 5/12/41	250,000	186,566
3.10% 5/12/51	250,000	168,534
3.25% 5/12/61	250,000	162,667
3.30% 4/13/27	250,000	247,240
3.60% 4/13/32	500,000	478,608
3.88% 8/22/37	115,000	104,023
3.95% 4/13/52	200,000	157,826
4.05% 8/22/47	635,000	523,849
4.25% 8/22/57	205,000	167,791
4.55% 12/1/27	250,000	253,327
4.70% 12/1/32	250,000	254,780
Baidu, Inc. 4.38% 3/29/28	200,000	200,561
Booking Holdings, Inc.
3.55% 3/15/28	150,000	147,617
4.63% 4/13/30	300,000	303,447
eBay, Inc.
5.95% 11/22/27	250,000	259,675
6.30% 11/22/32	250,000	272,891
Expedia Group, Inc.
2.95% 3/15/31	80,000	72,915
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Expedia Group, Inc. (continued)
3.25% 2/15/30	35,000	$33,017
3.80% 2/15/28	100,000	98,520
4.63% 8/1/27	90,000	90,365
5.40% 2/15/35	55,000	55,379
Meta Platforms, Inc.
4.30% 8/15/29	145,000	146,322
4.60% 5/15/28	250,000	254,581
4.65% 8/15/62	1,000,000	842,949
4.75% 8/15/34	135,000	135,632
4.95% 5/15/33	250,000	256,346
5.40% 8/15/54	105,000	102,400
5.55% 8/15/64	145,000	141,699
5.60% 5/15/53	220,000	219,997
Netflix, Inc.
4.90% 8/15/34	135,000	137,616
5.40% 8/15/54	110,000	108,557
VeriSign, Inc. 5.25% 6/1/32	250,000	254,779
Weibo Corp. 3.38% 7/8/30	300,000	279,255
		9,838,473
Investment Companies–0.19%
Apollo Debt Solutions BDC
6.55% 3/15/32	100,000	102,139
6.70% 7/29/31	145,000	150,675
ARES Capital Corp.
2.88% 6/15/27	150,000	144,967
3.20% 11/15/31	250,000	217,632
5.80% 3/8/32	250,000	248,954
ARES Strategic Income Fund 6.35% 8/15/29	250,000	256,307
BlackRock TCP Capital Corp. 6.95% 5/30/29	115,000	118,522
Blackstone Private Credit Fund
4.00% 1/15/29	200,000	191,889
5.60% 11/22/29	250,000	251,727
6.00% 11/22/34	250,000	244,463
Blackstone Secured Lending Fund
5.30% 6/30/30	145,000	143,673
5.35% 4/13/28	250,000	251,775
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	186,321
5.95% 3/15/29	165,000	165,848
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	209,786
7.95% 6/13/28	250,000	267,296
Blue Owl Technology Finance Corp. 6.10% 3/15/28	160,000	160,867
FS KKR Capital Corp.
3.13% 10/12/28	150,000	137,551
6.88% 8/15/29	150,000	153,822
LVIP SSGA Bond Index Fund-38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Golub Capital BDC, Inc. 2.50% 8/24/26	145,000	$141,109
Golub Capital Private Credit Fund 5.88% 5/1/30	70,000	69,915
HA Sustainable Infrastructure Capital, Inc. 6.38% 7/1/34	125,000	125,008
HPS Corporate Lending Fund 6.25% 9/30/29	250,000	254,865
Main Street Capital Corp. 3.00% 7/14/26	165,000	161,554
Oaktree Specialty Lending Corp. 6.34% 2/27/30	60,000	59,454
Oaktree Strategic Credit Fund 6.50% 7/23/29	40,000	40,964
Sixth Street Lending Partners
5.75% 1/15/30	100,000	100,248
6.13% 7/15/30	125,000	127,284
Sixth Street Specialty Lending, Inc.
2.50% 8/1/26	125,000	122,213
6.95% 8/14/28	180,000	189,625
		4,996,453
Iron & Steel–0.09%
ArcelorMittal SA
6.00% 6/17/34	95,000	99,577
6.55% 11/29/27	200,000	208,477
6.80% 11/29/32	175,000	192,355
Nucor Corp.
2.70% 6/1/30	15,000	13,838
2.98% 12/15/55	400,000	243,317
3.95% 5/1/28	100,000	99,563
5.10% 6/1/35	250,000	250,780
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	23,563
3.25% 1/15/31	60,000	55,967
3.25% 10/15/50	40,000	26,370
3.45% 4/15/30	75,000	71,345
5.38% 8/15/34	105,000	106,617
Vale Overseas Ltd.
6.13% 6/12/33	190,000	198,983
6.40% 6/28/54	65,000	63,880
6.88% 11/21/36	350,000	379,850
6.88% 11/10/39	170,000	184,273
		2,218,755
Leisure Time–0.01%
Brunswick Corp. 5.85% 3/18/29	115,000	118,455
Harley-Davidson, Inc. 4.63% 7/28/45	50,000	40,146
		158,601
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.10%
Choice Hotels International, Inc.
3.70% 12/1/29	100,000	$94,387
5.85% 8/1/34	160,000	161,248
Hyatt Hotels Corp.
5.05% 3/30/28	90,000	90,979
5.38% 12/15/31	250,000	253,494
Las Vegas Sands Corp.
6.00% 8/15/29	125,000	128,475
6.20% 8/15/34	125,000	127,684
Marriott International, Inc.
2.85% 4/15/31	220,000	199,765
3.50% 10/15/32	150,000	136,361
4.00% 4/15/28	100,000	99,084
4.63% 6/15/30	135,000	135,320
5.00% 10/15/27	55,000	55,902
5.50% 4/15/37	250,000	250,042
5.55% 10/15/28	195,000	202,275
Sands China Ltd. 3.25% 8/8/31	800,000	705,885
		2,640,901
Machinery Construction & Mining–0.07%
Caterpillar Financial Services Corp.
2.40% 8/9/26	100,000	98,123
4.38% 8/16/29	195,000	196,481
4.40% 3/3/28	250,000	251,854
4.60% 11/15/27	200,000	202,396
4.70% 11/15/29	200,000	203,690
Caterpillar, Inc.
1.90% 3/12/31	100,000	88,016
2.60% 9/19/29	150,000	140,832
3.80% 8/15/42	168,000	138,807
4.75% 5/15/64	250,000	219,606
6.05% 8/15/36	200,000	218,520
Oshkosh Corp. 4.60% 5/15/28	100,000	100,147
		1,858,472
Machinery Diversified–0.20%
CNH Industrial Capital LLC 5.50% 1/12/29	200,000	206,379
CNH Industrial NV 3.85% 11/15/27	105,000	103,923
Deere & Co.
2.88% 9/7/49	65,000	42,633
3.90% 6/9/42	150,000	127,728
5.38% 10/16/29	100,000	104,635
5.45% 1/16/35	250,000	260,426
Dover Corp.
2.95% 11/4/29	20,000	18,841
5.38% 3/1/41	100,000	97,655
Flowserve Corp. 3.50% 10/1/30	70,000	65,319
LVIP SSGA Bond Index Fund-39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
IDEX Corp.
3.00% 5/1/30	75,000	$69,698
4.95% 9/1/29	85,000	86,386
Ingersoll Rand, Inc.
5.18% 6/15/29	175,000	179,648
5.45% 6/15/34	105,000	107,979
5.70% 6/15/54	85,000	84,160
John Deere Capital Corp.
1.45% 1/15/31	70,000	60,406
1.70% 1/11/27	200,000	193,042
2.35% 3/8/27	50,000	48,632
2.45% 1/9/30	85,000	78,779
2.80% 9/8/27	100,000	97,305
2.80% 7/18/29	50,000	47,352
3.05% 1/6/28	100,000	97,652
3.45% 3/7/29	120,000	117,093
4.15% 9/15/27	150,000	150,313
4.35% 9/15/32	115,000	113,693
4.50% 1/16/29	210,000	212,293
4.70% 6/10/30	210,000	213,537
4.75% 1/20/28	175,000	177,767
4.90% 3/3/28	100,000	102,139
4.95% 7/14/28	55,000	56,350
5.05% 6/12/34	250,000	254,244
5.15% 9/8/26	100,000	101,201
5.15% 9/8/33	100,000	103,348
Nordson Corp. 4.50% 12/15/29	250,000	250,128
nVent Finance SARL 4.55% 4/15/28	100,000	99,937
Otis Worldwide Corp.
2.57% 2/15/30	105,000	96,858
5.13% 11/19/31	125,000	128,717
5.25% 8/16/28	135,000	138,971
Regal Rexnord Corp. 6.05% 4/15/28	200,000	206,097
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	82,884
4.20% 3/1/49	70,000	57,600
Xylem, Inc.
1.95% 1/30/28	115,000	108,720
3.25% 11/1/26	55,000	54,210
4.38% 11/1/46	50,000	40,957
		5,045,635
Media–0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	105,913
3.50% 6/1/41	315,000	228,530
3.50% 3/1/42	160,000	114,088
3.75% 2/15/28	100,000	98,151
3.85% 4/1/61	70,000	44,847
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.90% 6/1/52	145,000	$99,515
3.95% 6/30/62	250,000	161,079
4.20% 3/15/28	150,000	148,687
4.40% 4/1/33	125,000	117,697
4.80% 3/1/50	445,000	356,030
5.05% 3/30/29	100,000	100,953
5.13% 7/1/49	200,000	166,293
5.25% 4/1/53	200,000	169,918
5.38% 5/1/47	275,000	238,675
5.50% 4/1/63	200,000	169,115
5.75% 4/1/48	225,000	204,604
6.10% 6/1/29	115,000	120,399
6.38% 10/23/35	190,000	199,559
6.48% 10/23/45	565,000	559,825
Comcast Corp.
1.50% 2/15/31	200,000	170,762
1.95% 1/15/31	175,000	153,399
2.35% 1/15/27	105,000	102,147
2.45% 8/15/52	150,000	81,780
2.65% 2/1/30	100,000	92,894
2.65% 8/15/62	700,000	365,904
2.80% 1/15/51	140,000	83,946
2.89% 11/1/51	75,000	45,643
2.94% 11/1/56	269,000	157,944
2.99% 11/1/63	101,000	56,791
3.15% 2/15/28	150,000	146,110
3.20% 7/15/36	150,000	125,567
3.25% 11/1/39	150,000	117,515
3.30% 2/1/27	250,000	246,483
3.40% 7/15/46	110,000	78,320
3.45% 2/1/50	110,000	75,428
3.55% 5/1/28	150,000	147,494
3.90% 3/1/38	150,000	130,461
3.97% 11/1/47	362,000	279,115
4.00% 8/15/47	150,000	116,269
4.00% 3/1/48	150,000	115,832
4.00% 11/1/49	79,000	60,044
4.05% 11/1/52	258,000	194,086
4.15% 10/15/28	185,000	184,650
4.20% 8/15/34	83,000	78,434
4.25% 10/15/30	165,000	164,165
4.25% 1/15/33	200,000	193,255
4.40% 8/15/35	192,000	181,835
4.60% 10/15/38	195,000	180,589
4.65% 7/15/42	24,000	21,320
4.70% 10/15/48	190,000	163,102
4.80% 5/15/33	250,000	249,505
4.95% 10/15/58	190,000	162,841
5.30% 6/1/34	250,000	256,075
5.35% 5/15/53	250,000	231,652
5.50% 11/15/32	105,000	110,294
LVIP SSGA Bond Index Fund-40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
6.50% 11/15/35	200,000	$221,986
Discovery Communications LLC 3.95% 3/20/28	161,000	160,814
Fox Corp.
4.71% 1/25/29	405,000	408,313
5.48% 1/25/39	75,000	73,404
5.58% 1/25/49	90,000	84,446
6.50% 10/13/33	240,000	259,662
Grupo Televisa SAB
6.63% 1/15/40	100,000	93,558
8.50% 3/11/32	200,000	222,554
NBCUniversal Media LLC 4.45% 1/15/43	175,000	150,732
Paramount Global
2.90% 1/15/27	53,000	51,588
4.20% 5/19/32	50,000	45,635
4.38% 3/15/43	77,000	56,685
4.85% 7/1/42	150,000	118,262
4.90% 8/15/44	125,000	96,416
4.95% 1/15/31	400,000	388,932
5.85% 9/1/43	150,000	130,548
6.88% 4/30/36	125,000	128,008
7.88% 7/30/30	200,000	221,578
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	232,897
Time Warner Cable LLC
5.50% 9/1/41	100,000	90,927
5.88% 11/15/40	100,000	96,006
6.55% 5/1/37	200,000	206,564
7.30% 7/1/38	150,000	163,574
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	92,689
2.95% 6/15/27	200,000	196,508
3.00% 7/30/46	50,000	33,712
3.70% 12/1/42	150,000	119,166
4.13% 12/1/41	100,000	85,481
4.13% 6/1/44	83,000	69,247
Walt Disney Co.
2.00% 9/1/29	335,000	307,596
2.65% 1/13/31	220,000	202,817
2.75% 9/1/49	180,000	113,293
3.38% 11/15/26	60,000	59,453
3.50% 5/13/40	200,000	164,169
3.60% 1/13/51	75,000	55,398
3.80% 5/13/60	490,000	357,467
4.75% 9/15/44	60,000	54,232
4.75% 11/15/46	50,000	44,604
4.95% 10/15/45	30,000	27,562
6.40% 12/15/35	229,000	258,007
6.65% 11/15/37	175,000	200,137
		14,870,156
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.90% 1/15/43	50,000	$40,497
4.38% 6/15/45	100,000	84,988
Timken Co. 4.13% 4/1/32	110,000	102,481
Valmont Industries, Inc.
5.00% 10/1/44	100,000	89,131
5.25% 10/1/54	100,000	89,841
		406,938
Mining–0.16%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	190,925
Barrick North America Finance LLC 5.75% 5/1/43	150,000	151,479
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	103,574
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	107,349
5.00% 9/30/43	500,000	473,822
5.10% 9/8/28	250,000	256,377
5.25% 9/8/33	250,000	256,003
5.50% 9/8/53	95,000	93,961
Kinross Gold Corp. 4.50% 7/15/27	400,000	400,372
Newmont Corp.
2.60% 7/15/32	200,000	176,820
4.88% 3/15/42	400,000	370,776
6.25% 10/1/39	100,000	108,012
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	162,904
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	121,474
5.20% 11/2/40	100,000	98,076
7.13% 7/15/28	75,000	81,277
Rio Tinto Finance USA PLC
4.13% 8/21/42	150,000	126,294
4.50% 3/14/28	55,000	55,433
4.88% 3/14/30	115,000	117,199
5.25% 3/14/35	85,000	86,486
5.75% 3/14/55	110,000	110,137
Southern Copper Corp.
5.25% 11/8/42	150,000	139,380
5.88% 4/23/45	69,000	68,226
6.75% 4/16/40	110,000	119,253
7.50% 7/27/35	200,000	229,644
		4,205,253
Miscellaneous Manufacturing–0.10%
3M Co.
2.38% 8/26/29	150,000	139,048
2.88% 10/15/27	150,000	145,697
3.63% 10/15/47	150,000	110,826
3.88% 6/15/44	150,000	120,327
4.00% 9/14/48	65,000	51,412
LVIP SSGA Bond Index Fund-41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M Co. (continued)
4.80% 3/15/30	250,000	$254,155
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	126,768
3.75% 12/1/27	100,000	98,570
Eaton Corp.
3.10% 9/15/27	100,000	98,162
3.92% 9/15/47	100,000	79,346
4.15% 11/2/42	150,000	129,093
4.35% 5/18/28	105,000	105,844
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	147,363
3.90% 9/1/42	150,000	124,246
4.88% 9/15/41	100,000	93,522
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	52,785
4.00% 6/14/49	55,000	43,244
6.25% 5/15/38	350,000	380,186
Textron, Inc.
3.00% 6/1/30	100,000	92,797
3.38% 3/1/28	50,000	48,712
3.65% 3/15/27	50,000	49,357
		2,491,460
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	175,453
3.57% 12/1/31	250,000	230,106
5.55% 8/22/34	175,000	174,516
		580,075
Oil & Gas–0.81%
APA Corp.
6.10% 2/15/35	115,000	112,784
6.75% 2/15/55	250,000	236,153
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	228,456
2.72% 1/12/32	210,000	187,753
2.77% 11/10/50	165,000	100,676
2.94% 6/4/51	320,000	200,818
3.00% 2/24/50	90,000	57,793
3.00% 3/17/52	100,000	63,042
3.02% 1/16/27	250,000	245,871
3.38% 2/8/61	300,000	193,352
4.23% 11/6/28	400,000	400,129
4.81% 2/13/33	35,000	34,953
4.89% 9/11/33	190,000	190,453
4.97% 10/17/29	250,000	256,448
4.99% 4/10/34	250,000	251,575
5.23% 11/17/34	250,000	254,363
BP Capital Markets PLC
3.28% 9/19/27	150,000	147,123
3.72% 11/28/28	90,000	88,509
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Burlington Resources LLC 7.20% 8/15/31	100,000	$113,872
Canadian Natural Resources Ltd.
2.95% 7/15/30	50,000	45,857
4.95% 6/1/47	100,000	85,382
5.00% 12/15/29	200,000	201,802
5.85% 2/1/35	200,000	203,371
6.25% 3/15/38	150,000	155,555
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	264,522
Chevron USA, Inc.
1.02% 8/12/27	85,000	79,911
3.25% 10/15/29	100,000	96,993
3.85% 1/15/28	150,000	149,660
4.48% 2/26/28	250,000	252,982
4.69% 4/15/30	250,000	254,987
4.98% 4/15/35	250,000	252,846
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	176,397
ConocoPhillips Co.
3.80% 3/15/52	110,000	79,853
4.03% 3/15/62	107,000	77,044
4.30% 11/15/44	150,000	124,755
4.70% 1/15/30	250,000	253,494
5.00% 1/15/35	250,000	249,817
5.05% 9/15/33	145,000	147,573
5.30% 5/15/53	180,000	165,998
5.50% 1/15/55	145,000	137,579
5.65% 1/15/65	145,000	137,935
Coterra Energy, Inc.
3.90% 5/15/27	215,000	212,306
4.38% 3/15/29	50,000	49,516
Devon Energy Corp.
4.75% 5/15/42	100,000	83,710
5.00% 6/15/45	70,000	58,221
5.20% 9/15/34	250,000	242,784
5.60% 7/15/41	100,000	92,503
5.75% 9/15/54	250,000	225,070
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	87,015
3.25% 12/1/26	110,000	108,372
3.50% 12/1/29	200,000	191,324
4.25% 3/15/52	60,000	45,149
4.40% 3/24/51	70,000	54,013
5.15% 1/30/30	125,000	127,852
5.20% 4/18/27	50,000	50,683
5.40% 4/18/34	105,000	105,311
5.55% 4/1/35	180,000	181,954
5.75% 4/18/54	75,000	69,617
6.25% 3/15/53	200,000	197,749
EOG Resources, Inc.
3.90% 4/1/35	150,000	137,215
4.40% 7/15/28	400,000	402,310
LVIP SSGA Bond Index Fund-42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EQT Corp. 5.75% 2/1/34	350,000	$361,889
Equinor ASA
2.38% 5/22/30	200,000	183,596
3.25% 11/18/49	110,000	76,892
3.63% 9/10/28	150,000	147,925
3.95% 5/15/43	250,000	209,429
4.80% 11/8/43	150,000	138,605
5.10% 8/17/40	200,000	197,248
Expand Energy Corp. 5.70% 1/15/35	210,000	212,994
Exxon Mobil Corp.
3.00% 8/16/39	200,000	155,752
3.10% 8/16/49	200,000	133,518
3.57% 3/6/45	200,000	153,361
4.11% 3/1/46	165,000	135,447
4.33% 3/19/50	400,000	331,500
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	37,627
Hess Corp.
4.30% 4/1/27	150,000	149,648
5.60% 2/15/41	200,000	198,591
5.80% 4/1/47	150,000	149,195
7.13% 3/15/33	100,000	113,244
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	118,308
4.50% 4/1/48	50,000	38,787
5.13% 12/15/26	150,000	151,299
6.50% 3/1/41	145,000	151,371
Occidental Petroleum Corp.
5.20% 8/1/29	160,000	160,515
5.55% 10/1/34	145,000	142,277
6.05% 10/1/54	125,000	114,526
6.45% 9/15/36	500,000	511,561
8.88% 7/15/30	500,000	571,345
Ovintiv, Inc.
5.65% 5/15/28	175,000	179,900
6.25% 7/15/33	115,000	118,731
Patterson-UTI Energy, Inc. 7.15% 10/1/33	95,000	97,278
Phillips 66
3.30% 3/15/52	65,000	41,683
3.90% 3/15/28	200,000	197,970
4.88% 11/15/44	180,000	156,211
5.88% 5/1/42	250,000	247,906
Phillips 66 Co.
3.15% 12/15/29	100,000	94,750
3.55% 10/1/26	100,000	98,962
3.75% 3/1/28	50,000	49,125
4.68% 2/15/45	40,000	33,458
4.90% 10/1/46	100,000	84,179
Pioneer Natural Resources Co.
1.90% 8/15/30	200,000	177,278
2.15% 1/15/31	90,000	79,940
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell Finance U.S., Inc.
2.75% 4/6/30	315,000	$295,387
3.25% 4/6/50	500,000	341,945
3.75% 9/12/46	150,000	115,629
4.00% 5/10/46	350,000	278,248
4.13% 5/11/35	156,000	147,425
4.38% 5/11/45	167,000	141,286
Shell International Finance BV
2.50% 9/12/26	150,000	147,396
5.50% 3/25/40	100,000	101,725
6.38% 12/15/38	300,000	332,800
Suncor Energy, Inc.
3.75% 3/4/51	70,000	48,873
4.00% 11/15/47	70,000	51,748
6.80% 5/15/38	55,000	59,453
6.85% 6/1/39	100,000	108,479
7.15% 2/1/32	25,000	27,584
TotalEnergies Capital International SA
2.83% 1/10/30	100,000	94,725
2.99% 6/29/41	200,000	147,431
3.13% 5/29/50	200,000	131,941
3.39% 6/29/60	200,000	131,085
3.46% 2/19/29	200,000	195,448
3.46% 7/12/49	100,000	70,871
TotalEnergies Capital SA
4.72% 9/10/34	125,000	124,193
5.28% 9/10/54	250,000	234,007
5.43% 9/10/64	250,000	233,887
Valero Energy Corp.
4.00% 4/1/29	100,000	98,069
4.00% 6/1/52	55,000	38,957
4.35% 6/1/28	120,000	120,059
6.63% 6/15/37	300,000	322,871
7.50% 4/15/32	100,000	114,312
		20,640,765
Oil & Gas Services–0.05%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	192,362
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06% 12/15/26	200,000	193,762
4.08% 12/15/47	200,000	156,106
4.49% 5/1/30	30,000	30,065
Halliburton Co.
2.92% 3/1/30	150,000	139,512
4.75% 8/1/43	200,000	173,427
4.85% 11/15/35	100,000	96,246
5.00% 11/15/45	283,000	250,389
NOV, Inc. 3.95% 12/1/42	150,000	111,644
		1,343,513
LVIP SSGA Bond Index Fund-43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.06%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	$166,103
Amcor Flexibles North America, Inc. 5.10% 3/17/30	110,000	111,874
Amcor Group Finance PLC 5.45% 5/23/29	250,000	257,048
Berry Global, Inc. 5.80% 6/15/31	250,000	262,703
Packaging Corp. of America
3.00% 12/15/29	50,000	47,197
3.05% 10/1/51	45,000	28,171
3.40% 12/15/27	70,000	68,498
4.05% 12/15/49	25,000	19,103
Smurfit Westrock Financing DAC 5.42% 1/15/35	200,000	202,607
WestRock MWV LLC 8.20% 1/15/30	150,000	171,671
WRKCo, Inc.
3.90% 6/1/28	50,000	49,345
4.00% 3/15/28	100,000	99,051
4.20% 6/1/32	50,000	48,017
		1,531,388
Pharmaceuticals–1.20%
AbbVie, Inc.
2.95% 11/21/26	250,000	245,857
3.20% 11/21/29	525,000	502,164
4.05% 11/21/39	250,000	219,127
4.25% 11/21/49	525,000	432,501
4.30% 5/14/36	150,000	141,462
4.40% 11/6/42	300,000	263,778
4.45% 5/14/46	200,000	172,156
4.55% 3/15/35	250,000	242,725
4.63% 10/1/42	125,000	111,801
4.65% 3/15/28	120,000	121,814
4.80% 3/15/27	800,000	807,695
4.85% 6/15/44	250,000	230,200
4.88% 3/15/30	100,000	102,400
5.20% 3/15/35	110,000	112,383
5.50% 3/15/64	1,000,000	969,704
5.60% 3/15/55	65,000	65,023
Astrazeneca Finance LLC
2.25% 5/28/31	55,000	49,224
4.88% 3/3/28	500,000	510,588
4.88% 3/3/33	500,000	508,216
AstraZeneca PLC
1.38% 8/6/30	200,000	173,629
2.13% 8/6/50	95,000	52,366
3.00% 5/28/51	30,000	20,187
4.00% 1/17/29	105,000	104,498
4.38% 11/16/45	95,000	82,688
4.38% 8/17/48	125,000	106,790
Becton Dickinson & Co.
1.96% 2/11/31	165,000	143,192
3.70% 6/6/27	196,000	193,640
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
3.79% 5/20/50	200,000	$148,998
4.67% 6/6/47	125,000	107,198
4.69% 2/13/28	75,000	75,733
4.87% 2/8/29	250,000	253,528
Bristol-Myers Squibb Co.
1.13% 11/13/27	150,000	140,566
1.45% 11/13/30	90,000	77,875
2.35% 11/13/40	65,000	44,609
2.55% 11/13/50	90,000	52,522
2.95% 3/15/32	70,000	63,463
3.25% 8/1/42	100,000	74,826
3.40% 7/26/29	217,000	210,247
3.55% 3/15/42	45,000	35,533
3.70% 3/15/52	105,000	76,493
3.90% 2/20/28	250,000	248,844
3.90% 3/15/62	95,000	68,015
4.13% 6/15/39	585,000	520,592
4.25% 10/26/49	210,000	170,264
4.35% 11/15/47	200,000	166,507
4.55% 2/20/48	250,000	214,951
4.90% 2/22/29	225,000	230,366
5.20% 2/22/34	185,000	189,466
5.50% 2/22/44	45,000	44,614
5.55% 2/22/54	720,000	702,425
Cardinal Health, Inc.
3.41% 6/15/27	250,000	246,333
4.37% 6/15/47	100,000	81,575
4.90% 9/15/45	100,000	88,364
5.35% 11/15/34	250,000	254,959
Cencora, Inc.
2.70% 3/15/31	200,000	180,568
2.80% 5/15/30	50,000	46,431
3.45% 12/15/27	100,000	98,142
4.30% 12/15/47	100,000	80,961
5.13% 2/15/34	180,000	181,422
CVS Health Corp.
1.30% 8/21/27	415,000	389,072
1.75% 8/21/30	250,000	216,083
1.88% 2/28/31	160,000	136,958
3.00% 8/15/26	65,000	63,971
3.25% 8/15/29	85,000	80,786
3.75% 4/1/30	200,000	191,860
4.13% 4/1/40	300,000	250,462
4.30% 3/25/28	323,000	321,675
4.78% 3/25/38	310,000	284,496
4.88% 7/20/35	225,000	215,488
5.00% 1/30/29	90,000	91,369
5.13% 2/21/30	100,000	101,805
5.13% 7/20/45	215,000	190,407
5.25% 2/21/33	100,000	100,668
5.30% 6/1/33	95,000	95,805
5.40% 6/1/29	165,000	169,812
5.63% 2/21/53	100,000	92,503
LVIP SSGA Bond Index Fund-44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.70% 6/1/34	250,000	$257,399
5.88% 6/1/53	140,000	133,767
6.00% 6/1/44	200,000	197,680
6.05% 6/1/54	200,000	196,008
Eli Lilly & Co.
2.25% 5/15/50	250,000	142,688
2.50% 9/15/60	250,000	137,961
3.38% 3/15/29	65,000	63,590
4.15% 8/14/27	140,000	140,687
4.20% 8/14/29	45,000	45,160
4.60% 8/14/34	180,000	178,366
4.70% 2/9/34	500,000	499,711
5.00% 2/9/54	175,000	163,537
5.05% 8/14/54	100,000	93,867
5.20% 8/14/64	90,000	85,193
5.50% 2/12/55	700,000	704,362
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	160,223
GlaxoSmithKline Capital, Inc.
4.88% 4/15/35	250,000	249,772
5.38% 4/15/34	100,000	104,504
6.38% 5/15/38	450,000	499,780
Johnson & Johnson
0.95% 9/1/27	155,000	145,792
2.10% 9/1/40	335,000	230,157
2.45% 9/1/60	165,000	91,835
2.90% 1/15/28	150,000	146,515
2.95% 3/3/27	200,000	197,002
3.40% 1/15/38	150,000	129,448
3.50% 1/15/48	95,000	72,550
3.55% 3/1/36	70,000	63,129
3.70% 3/1/46	80,000	64,193
3.75% 3/3/47	200,000	160,642
4.38% 12/5/33	183,000	183,451
4.80% 6/1/29	165,000	169,539
4.85% 5/15/41	100,000	97,477
4.95% 6/1/34	105,000	109,205
5.25% 6/1/54	110,000	109,123
5.85% 7/15/38	100,000	109,052
McKesson Corp.
4.25% 9/15/29	125,000	124,827
5.10% 7/15/33	200,000	204,634
Mead Johnson Nutrition Co. 5.90% 11/1/39	50,000	51,855
Merck & Co., Inc.
1.45% 6/24/30	105,000	91,852
1.70% 6/10/27	100,000	95,838
1.90% 12/10/28	100,000	93,372
2.15% 12/10/31	95,000	82,918
2.35% 6/24/40	145,000	101,821
2.45% 6/24/50	100,000	58,548
2.75% 12/10/51	100,000	61,450
2.90% 12/10/61	55,000	32,062
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
3.40% 3/7/29	200,000	$195,112
3.60% 9/15/42	100,000	79,185
3.90% 3/7/39	200,000	176,000
4.00% 3/7/49	135,000	107,379
4.15% 5/18/43	242,000	206,651
4.50% 5/17/33	145,000	144,590
4.90% 5/17/44	150,000	140,262
5.00% 5/17/53	250,000	229,829
Mylan, Inc.
4.55% 4/15/28	150,000	148,752
5.20% 4/15/48	150,000	119,060
5.40% 11/29/43	133,000	111,931
Novartis Capital Corp.
2.00% 2/14/27	150,000	145,721
2.20% 8/14/30	150,000	136,432
2.75% 8/14/50	100,000	63,985
3.10% 5/17/27	125,000	123,143
3.70% 9/21/42	150,000	122,560
4.40% 5/6/44	250,000	223,115
Pfizer Investment Enterprises Pte. Ltd.
4.65% 5/19/30	250,000	253,458
4.75% 5/19/33	265,000	264,203
5.11% 5/19/43	250,000	238,404
5.30% 5/19/53	760,000	717,447
5.34% 5/19/63	250,000	231,868
Pfizer, Inc.
1.70% 5/28/30	125,000	110,702
1.75% 8/18/31	100,000	86,578
2.55% 5/28/40	300,000	215,308
2.70% 5/28/50	115,000	71,400
3.45% 3/15/29	250,000	244,835
3.60% 9/15/28	250,000	247,506
3.90% 3/15/39	50,000	43,648
4.00% 12/15/36	100,000	91,609
4.00% 3/15/49	200,000	157,714
4.10% 9/15/38	150,000	134,483
4.20% 9/15/48	100,000	82,292
7.20% 3/15/39	300,000	356,392
Sanofi SA 3.63% 6/19/28	150,000	148,315
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	296,087
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	179,120
3.03% 7/9/40	200,000	149,552
3.18% 7/9/50	200,000	130,977
3.38% 7/9/60	200,000	128,209
5.00% 11/26/28	200,000	203,766
Utah Acquisition Sub, Inc. 5.25% 6/15/46	160,000	129,799
LVIP SSGA Bond Index Fund-45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.70% 6/22/30	95,000	$84,626
4.00% 6/22/50	95,000	63,284
Wyeth LLC
5.95% 4/1/37	350,000	373,323
6.00% 2/15/36	100,000	107,594
6.50% 2/1/34	100,000	111,484
Zoetis, Inc.
3.00% 9/12/27	100,000	97,644
3.00% 5/15/50	145,000	95,295
3.90% 8/20/28	50,000	49,646
3.95% 9/12/47	100,000	79,857
4.45% 8/20/48	50,000	42,174
4.70% 2/1/43	150,000	137,053
5.60% 11/16/32	135,000	142,534
		30,759,853
Pipelines–0.86%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	41,568
4.45% 7/15/27	70,000	69,981
5.63% 8/1/34	250,000	253,582
Cheniere Corpus Christi Holdings LLC 3.70% 11/15/29	230,000	221,881
Cheniere Energy Partners LP
5.75% 8/15/34	350,000	359,440
5.95% 6/30/33	250,000	260,959
Columbia Pipeline Group, Inc. 5.80% 6/1/45	100,000	96,305
Eastern Energy Gas Holdings LLC
5.80% 1/15/35	250,000	260,154
6.20% 1/15/55	105,000	108,505
Enbridge, Inc.
1.60% 10/4/26	110,000	106,277
3.40% 8/1/51	140,000	92,522
4.25% 12/1/26	100,000	99,806
4.60% 6/20/28	400,000	403,003
5.25% 4/5/27	180,000	182,634
5.30% 4/5/29	250,000	256,782
5.50% 12/1/46	100,000	95,254
5.63% 4/5/34	155,000	159,249
5.70% 3/8/33	200,000	207,357
5.95% 4/5/54	145,000	143,505
Energy Transfer LP
3.75% 5/15/30	105,000	100,743
3.90% 7/15/26	100,000	99,345
4.00% 10/1/27	245,000	243,151
4.20% 4/15/27	150,000	149,392
4.40% 3/15/27	100,000	99,991
4.95% 6/15/28	75,000	76,114
5.00% 5/15/44	70,000	60,318
5.00% 5/15/50	315,000	263,236
5.15% 3/15/45	150,000	132,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
5.30% 4/1/44	200,000	$179,143
5.30% 4/15/47	150,000	132,304
5.40% 10/1/47	245,000	218,178
5.60% 9/1/34	700,000	710,930
5.80% 6/15/38	100,000	100,336
5.95% 10/1/43	125,000	118,749
6.00% 6/15/48	100,000	96,026
6.10% 12/1/28	180,000	189,085
6.50% 2/1/42	150,000	155,454
6.55% 12/1/33	145,000	157,320
7.50% 7/1/38	200,000	228,668
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	98,405
3.13% 7/31/29	150,000	143,390
3.20% 2/15/52	350,000	228,379
3.30% 2/15/53	85,000	56,206
3.95% 2/15/27	245,000	244,113
4.15% 10/16/28	100,000	99,931
4.20% 1/31/50	100,000	79,254
4.25% 2/15/48	90,000	72,923
4.45% 2/15/43	125,000	108,199
4.80% 2/1/49	100,000	87,180
4.85% 1/31/34	250,000	248,994
4.85% 3/15/44	125,000	112,610
4.90% 5/15/46	100,000	89,903
4.95% 2/15/35	140,000	139,513
5.55% 2/16/55	125,000	120,591
5.70% 2/15/42	150,000	151,140
5.95% 2/1/41	100,000	103,920
6.13% 10/15/39	50,000	53,235
7.55% 4/15/38	100,000	118,916
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	222,645
5.80% 3/15/35	150,000	154,770
6.50% 9/1/39	100,000	106,254
6.55% 9/15/40	200,000	213,851
7.75% 3/15/32	200,000	229,260
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	91,752
2.00% 2/15/31	140,000	122,174
3.25% 8/1/50	145,000	93,761
4.30% 3/1/28	200,000	200,164
5.10% 8/1/29	115,000	117,345
5.20% 6/1/33	70,000	70,332
5.20% 3/1/48	150,000	134,863
5.55% 6/1/45	200,000	188,660
5.95% 8/1/54	180,000	176,648
MPLX LP
2.65% 8/15/30	390,000	352,968
4.00% 3/15/28	175,000	173,283
4.13% 3/1/27	165,000	164,105
LVIP SSGA Bond Index Fund-46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP (continued)
4.25% 12/1/27	50,000	$49,801
4.50% 4/15/38	290,000	256,484
4.70% 4/15/48	115,000	93,297
4.90% 4/15/58	50,000	40,085
5.00% 3/1/33	145,000	142,983
5.20% 3/1/47	165,000	143,936
5.20% 12/1/47	90,000	78,385
5.50% 6/1/34	140,000	140,569
ONEOK Partners LP
6.13% 2/1/41	100,000	99,628
6.20% 9/15/43	178,000	177,111
6.65% 10/1/36	100,000	107,435
ONEOK, Inc.
3.10% 3/15/30	100,000	93,381
3.40% 9/1/29	150,000	143,144
3.95% 3/1/50	155,000	109,877
4.00% 7/13/27	85,000	84,453
4.20% 10/3/47	100,000	74,747
4.25% 9/24/27	75,000	74,874
4.25% 9/15/46	180,000	136,663
4.45% 9/1/49	60,000	46,003
4.50% 3/15/50	100,000	77,185
4.55% 7/15/28	150,000	150,299
4.75% 10/15/31	100,000	99,008
4.95% 7/13/47	100,000	83,939
5.05% 11/1/34	100,000	97,315
5.20% 7/15/48	75,000	64,936
5.65% 9/1/34	125,000	126,575
5.70% 11/1/54	100,000	92,304
5.85% 11/1/64	100,000	92,708
6.05% 9/1/33	105,000	110,172
6.63% 9/1/53	250,000	259,816
Plains All American Pipeline LP 5.95% 6/15/35	250,000	257,010
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	79,444
4.50% 12/15/26	100,000	100,147
5.15% 6/1/42	200,000	178,178
6.65% 1/15/37	125,000	134,880
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	69,629
4.50% 5/15/30	255,000	254,573
5.90% 9/15/37	250,000	260,035
Spectra Energy Partners LP
3.38% 10/15/26	145,000	142,968
4.50% 3/15/45	50,000	41,075
Targa Resources Corp.
5.50% 2/15/35	195,000	195,683
6.13% 5/15/55	150,000	146,739
6.50% 2/15/53	250,000	256,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	700,000	$694,385
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	173,713
TransCanada PipeLines Ltd.
4.10% 4/15/30	500,000	489,686
4.25% 5/15/28	150,000	149,531
4.63% 3/1/34	200,000	191,861
6.10% 6/1/40	100,000	103,612
7.25% 8/15/38	100,000	113,258
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	94,318
3.95% 5/15/50	200,000	151,053
4.00% 3/15/28	100,000	99,067
4.45% 8/1/42	100,000	84,692
4.60% 3/15/48	100,000	84,164
Valero Energy Partners LP 4.50% 3/15/28	100,000	100,239
Western Midstream Operating LP
5.45% 11/15/34	350,000	343,140
6.15% 4/1/33	155,000	161,310
6.35% 1/15/29	165,000	172,736
Williams Cos., Inc.
2.60% 3/15/31	135,000	120,949
3.50% 11/15/30	150,000	141,802
3.75% 6/15/27	250,000	247,105
4.85% 3/1/48	70,000	60,630
4.90% 3/15/29	250,000	253,450
5.30% 8/15/28	350,000	359,512
5.75% 6/24/44	95,000	93,094
6.00% 3/15/55	90,000	89,872
		22,136,358
Private Equity–0.04%
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	101,653
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	72,332
3.50% 3/30/51	200,000	135,671
3.90% 1/25/28	100,000	98,827
4.70% 9/20/47	150,000	127,474
5.68% 1/15/35	250,000	256,576
5.97% 3/4/54	250,000	249,496
		1,042,029
Real Estate Investment Trusts–0.84%
Agree LP 5.63% 6/15/34	60,000	61,504
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	103,781
LVIP SSGA Bond Index Fund-47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
2.75% 12/15/29	100,000	$92,343
2.95% 3/15/34	40,000	33,720
3.00% 5/18/51	250,000	151,514
3.38% 8/15/31	60,000	55,474
3.55% 3/15/52	70,000	47,079
3.95% 1/15/27	25,000	24,795
3.95% 1/15/28	100,000	98,907
4.00% 2/1/50	100,000	73,599
4.50% 7/30/29	110,000	109,778
American Homes 4 Rent LP
2.38% 7/15/31	80,000	69,661
3.63% 4/15/32	140,000	129,178
5.50% 2/1/34	250,000	254,179
American Tower Corp.
1.50% 1/31/28	50,000	46,570
1.88% 10/15/30	250,000	217,309
2.10% 6/15/30	25,000	22,202
2.70% 4/15/31	100,000	89,675
3.10% 6/15/50	300,000	196,730
3.13% 1/15/27	200,000	196,081
3.60% 1/15/28	100,000	98,178
3.65% 3/15/27	160,000	158,040
4.90% 3/15/30	250,000	253,544
5.35% 3/15/35	250,000	254,313
5.40% 1/31/35	125,000	127,605
5.80% 11/15/28	140,000	146,058
Americold Realty Operating Partnership LP 5.60% 5/15/32	60,000	60,294
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	92,737
2.45% 1/15/31	105,000	94,268
2.90% 10/15/26	50,000	49,143
3.20% 1/15/28	85,000	83,018
3.30% 6/1/29	60,000	57,927
3.90% 10/15/46	50,000	39,236
4.15% 7/1/47	50,000	40,352
5.35% 6/1/34	115,000	118,268
Boston Properties LP
2.45% 10/1/33	100,000	79,919
2.55% 4/1/32	150,000	126,542
3.40% 6/21/29	150,000	142,213
4.50% 12/1/28	70,000	69,448
5.75% 1/15/35	250,000	251,604
Brixmor Operating Partnership LP
3.90% 3/15/27	100,000	99,135
4.13% 5/15/29	500,000	492,075
Camden Property Trust
3.35% 11/1/49	40,000	28,157
4.90% 1/15/34	250,000	250,009
COPT Defense Properties LP 2.75% 4/15/31	100,000	88,449
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Cousins Properties LP 5.38% 2/15/32	60,000	$60,624
Crown Castle, Inc.
1.05% 7/15/26	200,000	192,622
2.10% 4/1/31	200,000	171,593
2.25% 1/15/31	40,000	34,799
2.90% 4/1/41	200,000	143,035
3.25% 1/15/51	150,000	97,816
3.65% 9/1/27	140,000	137,589
3.80% 2/15/28	150,000	147,296
4.00% 3/1/27	40,000	39,763
4.75% 5/15/47	25,000	21,318
5.00% 1/11/28	70,000	70,690
5.20% 2/15/49	100,000	89,317
5.60% 6/1/29	125,000	129,017
CubeSmart LP
2.00% 2/15/31	160,000	138,600
3.00% 2/15/30	100,000	93,194
3.13% 9/1/26	50,000	49,179
4.38% 2/15/29	30,000	29,801
Digital Realty Trust LP
3.60% 7/1/29	65,000	63,005
3.70% 8/15/27	100,000	98,739
5.55% 1/15/28	175,000	179,491
DOC Dr. LLC
2.63% 11/1/31	50,000	44,112
3.95% 1/15/28	100,000	99,111
4.30% 3/15/27	50,000	49,869
Equinix Europe 2 Financing Corp. LLC 5.50% 6/15/34	110,000	112,653
Equinix, Inc.
1.55% 3/15/28	125,000	116,512
2.15% 7/15/30	55,000	48,948
2.90% 11/18/26	90,000	88,193
2.95% 9/15/51	250,000	154,107
3.00% 7/15/50	45,000	28,113
3.20% 11/18/29	90,000	85,407
3.90% 4/15/32	200,000	189,424
ERP Operating LP
2.50% 2/15/30	100,000	92,198
2.85% 11/1/26	140,000	137,464
3.00% 7/1/29	100,000	95,146
4.15% 12/1/28	100,000	99,951
4.50% 6/1/45	50,000	42,675
Essex Portfolio LP
1.70% 3/1/28	210,000	195,819
3.00% 1/15/30	100,000	93,510
4.00% 3/1/29	100,000	98,409
Extra Space Storage LP
2.20% 10/15/30	235,000	207,866
3.50% 7/1/26	100,000	98,991
3.90% 4/1/29	20,000	19,584
4.00% 6/15/29	100,000	98,068
Federal Realty OP LP
3.25% 7/15/27	100,000	97,496
LVIP SSGA Bond Index Fund-48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Federal Realty OP LP (continued)
5.38% 5/1/28	200,000	$204,980
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	44,006
4.00% 1/15/30	95,000	91,294
4.00% 1/15/31	50,000	47,128
5.63% 9/15/34	250,000	249,105
5.75% 6/1/28	75,000	76,852
6.25% 9/15/54	180,000	175,707
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	94,181
3.10% 2/15/30	50,000	46,373
3.50% 8/1/26	95,000	93,810
3.75% 7/1/27	50,000	49,302
Healthpeak OP LLC
2.13% 12/1/28	160,000	148,568
3.00% 1/15/30	150,000	140,639
Highwoods Realty LP
2.60% 2/1/31	65,000	56,156
3.88% 3/1/27	60,000	58,896
4.20% 4/15/29	100,000	97,249
Host Hotels & Resorts LP
3.50% 9/15/30	70,000	64,997
5.50% 4/15/35	250,000	247,447
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	93,627
5.50% 8/15/33	250,000	253,879
Kilroy Realty LP
2.50% 11/15/32	50,000	40,188
3.05% 2/15/30	100,000	90,488
4.25% 8/15/29	150,000	144,880
Kimco Realty OP LLC
2.25% 12/1/31	70,000	60,620
2.80% 10/1/26	100,000	97,989
3.80% 4/1/27	100,000	99,127
4.13% 12/1/46	100,000	78,954
4.45% 9/1/47	100,000	83,210
Kite Realty Group LP
4.00% 10/1/26	50,000	49,559
4.95% 12/15/31	175,000	175,611
Mid-America Apartments LP
1.70% 2/15/31	50,000	42,906
3.95% 3/15/29	100,000	98,748
4.95% 3/1/35	250,000	248,224
National Health Investors, Inc. 3.00% 2/1/31	25,000	22,176
NNN REIT, Inc.
2.50% 4/15/30	150,000	136,586
3.00% 4/15/52	50,000	30,738
3.10% 4/15/50	150,000	95,085
3.50% 4/15/51	90,000	61,720
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
NNN REIT, Inc. (continued)
3.60% 12/15/26	100,000	$98,789
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	129,488
3.38% 2/1/31	50,000	45,754
3.63% 10/1/29	100,000	95,192
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	29,147
3.15% 8/15/30	200,000	179,433
Prologis LP
1.25% 10/15/30	115,000	98,342
1.63% 3/15/31	200,000	170,746
1.75% 7/1/30	100,000	87,921
2.13% 4/15/27	50,000	48,323
2.13% 10/15/50	85,000	45,194
2.25% 4/15/30	95,000	86,372
3.00% 4/15/50	50,000	32,401
3.88% 9/15/28	65,000	64,423
4.38% 2/1/29	125,000	125,857
4.38% 9/15/48	50,000	41,518
4.75% 6/15/33	200,000	199,334
5.13% 1/15/34	140,000	141,702
Public Storage Operating Co.
1.50% 11/9/26	50,000	48,274
1.95% 11/9/28	85,000	79,142
2.25% 11/9/31	65,000	56,743
3.09% 9/15/27	60,000	58,713
3.39% 5/1/29	65,000	62,938
5.10% 8/1/33	50,000	51,302
5.35% 8/1/53	200,000	191,944
Realty Income Corp.
1.80% 3/15/33	125,000	100,849
2.10% 3/15/28	100,000	94,686
2.20% 6/15/28	65,000	61,366
2.70% 2/15/32	125,000	110,182
2.85% 12/15/32	95,000	83,143
3.10% 12/15/29	100,000	94,836
3.40% 1/15/30	100,000	95,716
3.95% 8/15/27	80,000	79,541
4.00% 7/15/29	45,000	44,427
4.65% 3/15/47	100,000	86,865
4.70% 12/15/28	175,000	177,471
Regency Centers LP
4.13% 3/15/28	100,000	99,733
5.10% 1/15/35	160,000	160,357
Sabra Health Care LP 3.90% 10/15/29	100,000	95,143
Safehold GL Holdings LLC 5.65% 1/15/35	250,000	249,768
Simon Property Group LP
1.38% 1/15/27	50,000	47,875
1.75% 2/1/28	250,000	235,548
2.20% 2/1/31	250,000	221,498
LVIP SSGA Bond Index Fund-49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP (continued)
2.25% 1/15/32	50,000	$43,150
2.45% 9/13/29	150,000	139,384
3.25% 9/13/49	100,000	66,922
3.38% 6/15/27	200,000	196,928
5.50% 3/8/33	250,000	260,948
Store Capital LLC
2.70% 12/1/31	100,000	84,813
2.75% 11/18/30	50,000	44,063
4.50% 3/15/28	50,000	49,496
Sun Communities Operating LP
2.30% 11/1/28	65,000	60,760
2.70% 7/15/31	40,000	35,449
Tanger Properties LP
3.13% 9/1/26	50,000	49,094
3.88% 7/15/27	100,000	98,703
UDR, Inc.
1.90% 3/15/33	50,000	39,929
2.10% 8/1/32	25,000	20,706
2.95% 9/1/26	50,000	49,146
3.50% 1/15/28	100,000	98,078
5.13% 9/1/34	145,000	143,591
Ventas Realty LP
3.00% 1/15/30	100,000	93,845
4.88% 4/15/49	50,000	42,812
5.00% 1/15/35	190,000	186,749
5.63% 7/1/34	145,000	149,699
VICI Properties LP 5.13% 11/15/31	435,000	435,540
Welltower OP LLC
2.70% 2/15/27	50,000	48,866
2.75% 1/15/31	105,000	95,989
2.80% 6/1/31	200,000	181,671
3.10% 1/15/30	55,000	52,085
4.25% 4/15/28	50,000	50,078
4.95% 9/1/48	50,000	45,919
Weyerhaeuser Co.
3.38% 3/9/33	60,000	53,736
4.00% 3/9/52	45,000	33,790
7.38% 3/15/32	250,000	282,235
WP Carey, Inc.
2.25% 4/1/33	50,000	40,766
2.40% 2/1/31	50,000	43,964
4.25% 10/1/26	100,000	99,788
		21,573,418
Retail–0.62%
AutoNation, Inc.
3.80% 11/15/27	100,000	98,398
3.85% 3/1/32	100,000	92,122
AutoZone, Inc.
1.65% 1/15/31	85,000	72,781
3.75% 6/1/27	150,000	148,512
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
AutoZone, Inc. (continued)
3.75% 4/18/29	100,000	$97,595
5.20% 8/1/33	250,000	253,324
5.40% 7/15/34	180,000	184,306
6.25% 11/1/28	125,000	132,385
Best Buy Co., Inc. 1.95% 10/1/30	250,000	219,153
Costco Wholesale Corp. 3.00% 5/18/27	250,000	246,313
Darden Restaurants, Inc.
4.55% 2/15/48	35,000	28,534
6.30% 10/10/33	145,000	155,386
Dollar General Corp.
3.88% 4/15/27	100,000	99,091
4.13% 5/1/28	70,000	69,447
4.63% 11/1/27	100,000	100,613
5.00% 11/1/32	60,000	60,198
5.20% 7/5/28	140,000	142,763
5.50% 11/1/52	100,000	92,502
Dollar Tree, Inc.
2.65% 12/1/31	200,000	176,536
3.38% 12/1/51	100,000	63,399
4.20% 5/15/28	165,000	163,442
Genuine Parts Co.
1.88% 11/1/30	55,000	47,414
2.75% 2/1/32	65,000	56,610
6.50% 11/1/28	250,000	265,551
Home Depot, Inc.
0.90% 3/15/28	80,000	73,780
1.50% 9/15/28	150,000	138,628
1.88% 9/15/31	65,000	55,955
2.13% 9/15/26	155,000	151,419
2.38% 3/15/51	250,000	141,373
2.70% 4/15/30	200,000	186,763
2.75% 9/15/51	150,000	91,894
2.80% 9/14/27	200,000	194,889
2.88% 4/15/27	50,000	49,022
3.13% 12/15/49	250,000	168,709
3.25% 4/15/32	65,000	60,087
3.50% 9/15/56	135,000	93,889
3.63% 4/15/52	95,000	69,148
3.90% 12/6/28	60,000	59,812
3.90% 6/15/47	150,000	118,172
4.20% 4/1/43	150,000	127,950
4.25% 4/1/46	100,000	83,800
4.50% 9/15/32	145,000	145,692
4.50% 12/6/48	200,000	171,544
4.75% 6/25/29	115,000	117,384
4.88% 6/25/27	85,000	86,339
4.88% 2/15/44	96,000	88,647
4.90% 4/15/29	145,000	148,765
4.95% 6/25/34	95,000	96,145
5.30% 6/25/54	50,000	48,002
5.40% 9/15/40	100,000	101,084
5.88% 12/16/36	350,000	375,338
LVIP SSGA Bond Index Fund-50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
5.95% 4/1/41	100,000	$105,382
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	60,137
1.70% 9/15/28	50,000	46,248
1.70% 10/15/30	65,000	56,582
2.63% 4/1/31	250,000	225,514
2.80% 9/15/41	100,000	69,862
3.00% 10/15/50	850,000	531,044
3.10% 5/3/27	250,000	245,178
3.50% 4/1/51	125,000	85,617
3.65% 4/5/29	170,000	166,037
3.70% 4/15/46	200,000	148,782
4.05% 5/3/47	147,000	114,545
5.00% 4/15/33	165,000	166,739
5.63% 4/15/53	200,000	192,347
McDonald's Corp.
2.13% 3/1/30	65,000	58,985
3.50% 3/1/27	150,000	148,266
3.63% 5/1/43	100,000	77,146
3.63% 9/1/49	50,000	36,267
3.80% 4/1/28	200,000	198,358
4.45% 3/1/47	225,000	190,164
4.45% 9/1/48	40,000	33,295
4.60% 5/15/30	250,000	252,691
4.60% 9/9/32	105,000	105,181
4.60% 5/26/45	94,000	81,624
4.95% 3/3/35	250,000	249,853
5.45% 8/14/53	200,000	192,156
6.30% 3/1/38	50,000	54,572
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	193,623
3.60% 9/1/27	100,000	98,657
3.90% 6/1/29	100,000	98,245
4.35% 6/1/28	100,000	100,291
Ross Stores, Inc. 1.88% 4/15/31	100,000	85,663
Starbucks Corp.
2.55% 11/15/30	200,000	181,267
3.50% 11/15/50	200,000	139,240
4.00% 11/15/28	150,000	148,869
4.45% 8/15/49	200,000	163,556
4.50% 11/15/48	80,000	66,371
4.80% 2/15/33	180,000	179,946
5.00% 2/15/34	250,000	251,618
Target Corp.
2.35% 2/15/30	60,000	55,355
2.95% 1/15/52	310,000	196,227
3.38% 4/15/29	200,000	194,499
4.40% 1/15/33	65,000	63,897
4.50% 9/15/32	250,000	248,619
4.50% 9/15/34	145,000	140,534
5.00% 4/15/35	175,000	174,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJX Cos., Inc.
1.15% 5/15/28	50,000	$46,189
1.60% 5/15/31	50,000	43,171
2.25% 9/15/26	250,000	244,856
Tractor Supply Co. 5.25% 5/15/33	60,000	61,247
Walmart, Inc.
1.05% 9/17/26	135,000	130,470
1.80% 9/22/31	55,000	47,914
2.38% 9/24/29	6,000	5,626
2.50% 9/22/41	110,000	77,683
2.65% 9/22/51	80,000	49,990
3.05% 7/8/26	85,000	84,162
3.25% 7/8/29	780,000	760,019
3.90% 4/15/28	155,000	155,173
3.95% 9/9/27	295,000	295,257
4.10% 4/15/33	165,000	161,168
4.15% 9/9/32	315,000	311,161
4.50% 9/9/52	250,000	218,529
4.50% 4/15/53	155,000	135,758
		15,812,754
Semiconductors–0.61%
Advanced Micro Devices, Inc. 4.32% 3/24/28	185,000	186,359
Analog Devices, Inc.
1.70% 10/1/28	45,000	41,718
2.10% 10/1/31	60,000	52,426
2.80% 10/1/41	50,000	36,383
2.95% 10/1/51	55,000	35,702
3.50% 12/5/26	150,000	148,689
5.05% 4/1/34	65,000	66,628
5.30% 4/1/54	100,000	96,380
Applied Materials, Inc.
1.75% 6/1/30	30,000	26,662
3.30% 4/1/27	80,000	78,954
4.35% 4/1/47	70,000	60,081
4.80% 6/15/29	65,000	66,470
5.10% 10/1/35	70,000	72,101
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	250,000	248,269
Broadcom, Inc.
1.95% 2/15/28	165,000	155,618
2.45% 2/15/31	400,000	357,678
2.60% 2/15/33	400,000	342,134
3.42% 4/15/33	345,000	312,890
3.50% 2/15/41	135,000	106,994
3.75% 2/15/51	80,000	59,840
4.11% 9/15/28	633,000	630,434
4.15% 11/15/30	200,000	196,798
4.15% 4/15/32	100,000	96,334
4.30% 11/15/32	115,000	111,549
4.80% 4/15/28	250,000	253,616
4.80% 10/15/34	700,000	691,543
LVIP SSGA Bond Index Fund-51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
5.05% 7/12/27	125,000	$126,768
5.05% 7/12/29	110,000	112,642
5.05% 4/15/30	165,000	169,024
5.15% 11/15/31	125,000	128,597
5.20% 4/15/32	145,000	149,106
Intel Corp.
3.25% 11/15/49	165,000	104,503
3.73% 12/8/47	200,000	141,096
3.75% 8/5/27	500,000	493,433
3.90% 3/25/30	500,000	484,731
4.00% 12/15/32	250,000	234,342
4.10% 5/19/46	150,000	112,483
4.75% 3/25/50	200,000	163,164
4.88% 2/10/28	190,000	192,399
4.95% 3/25/60	300,000	244,101
5.05% 8/5/62	500,000	407,002
5.20% 2/10/33	165,000	166,395
5.63% 2/10/43	100,000	95,137
5.70% 2/10/53	70,000	65,145
5.90% 2/10/63	400,000	375,617
KLA Corp.
3.30% 3/1/50	75,000	51,961
4.70% 2/1/34	250,000	248,940
4.95% 7/15/52	165,000	150,373
Lam Research Corp.
1.90% 6/15/30	50,000	44,619
2.88% 6/15/50	35,000	22,612
3.13% 6/15/60	240,000	149,495
4.00% 3/15/29	85,000	84,354
4.88% 3/15/49	50,000	45,541
Marvell Technology, Inc.
2.45% 4/15/28	65,000	61,764
2.95% 4/15/31	60,000	54,642
4.88% 6/22/28	100,000	101,151
5.75% 2/15/29	250,000	260,285
Microchip Technology, Inc.
4.90% 3/15/28	250,000	252,747
5.05% 2/15/30	250,000	253,606
Micron Technology, Inc.
2.70% 4/15/32	90,000	78,290
3.37% 11/1/41	65,000	47,706
3.48% 11/1/51	95,000	64,875
5.30% 1/15/31	70,000	71,684
5.33% 2/6/29	100,000	102,365
5.38% 4/15/28	250,000	257,034
5.80% 1/15/35	250,000	258,536
6.75% 11/1/29	100,000	108,091
NVIDIA Corp.
3.20% 9/16/26	200,000	198,166
3.50% 4/1/50	600,000	448,216
NXP BV/NXP Funding LLC 5.55% 12/1/28	65,000	67,131
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	$174,054
3.13% 2/15/42	155,000	109,387
3.15% 5/1/27	65,000	63,597
3.25% 11/30/51	110,000	70,740
3.40% 5/1/30	85,000	80,453
4.40% 6/1/27	40,000	40,068
5.00% 1/15/33	50,000	49,859
QUALCOMM, Inc.
2.15% 5/20/30	200,000	181,966
3.25% 5/20/27	200,000	197,474
3.25% 5/20/50	90,000	61,694
4.25% 5/20/32	20,000	19,778
4.50% 5/20/52	45,000	38,103
4.65% 5/20/35	200,000	197,966
4.80% 5/20/45	200,000	182,267
5.40% 5/20/33	200,000	210,859
Texas Instruments, Inc.
2.25% 9/4/29	65,000	60,339
3.88% 3/15/39	55,000	48,602
4.15% 5/15/48	300,000	247,199
4.60% 2/15/28	210,000	213,389
4.60% 2/8/29	115,000	116,935
4.85% 2/8/34	105,000	106,619
4.90% 3/14/33	75,000	76,828
5.05% 5/18/63	250,000	229,243
5.15% 2/8/54	125,000	117,796
TSMC Arizona Corp.
3.88% 4/22/27	200,000	198,939
4.25% 4/22/32	200,000	197,077
4.50% 4/22/52	200,000	181,732
Xilinx, Inc. 2.38% 6/1/30	100,000	91,671
		15,546,753
Shipbuilding–0.00%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	125,000	128,478
		128,478
Software–0.60%
Adobe, Inc.
2.15% 2/1/27	65,000	63,195
4.75% 1/17/28	250,000	254,429
4.85% 4/4/27	45,000	45,649
4.95% 1/17/30	250,000	258,206
Autodesk, Inc.
2.85% 1/15/30	55,000	51,485
3.50% 6/15/27	100,000	98,763
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	140,550
Electronic Arts, Inc.
1.85% 2/15/31	120,000	104,251
LVIP SSGA Bond Index Fund-52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Electronic Arts, Inc. (continued)
2.95% 2/15/51	85,000	$53,079
Fidelity National Information Services, Inc.
1.65% 3/1/28	55,000	51,329
3.10% 3/1/41	25,000	18,368
5.10% 7/15/32	500,000	509,172
Fiserv, Inc.
2.25% 6/1/27	500,000	481,433
2.65% 6/1/30	200,000	183,299
3.20% 7/1/26	65,000	64,256
3.50% 7/1/29	180,000	173,394
4.40% 7/1/49	140,000	114,616
4.75% 3/15/30	250,000	251,695
5.45% 3/2/28	180,000	184,968
5.63% 8/21/33	250,000	259,948
Intuit, Inc. 5.20% 9/15/33	250,000	259,014
Microsoft Corp.
2.40% 8/8/26	250,000	245,741
2.53% 6/1/50	574,000	354,714
2.68% 6/1/60	382,000	225,878
2.92% 3/17/52	1,280,000	848,824
3.04% 3/17/62	166,000	106,552
3.30% 2/6/27	500,000	494,888
3.40% 9/15/26	100,000	99,370
3.40% 6/15/27	45,000	44,742
3.45% 8/8/36	596,000	535,268
4.50% 6/15/47	60,000	54,413
Oracle Corp.
2.30% 3/25/28	250,000	237,279
2.88% 3/25/31	240,000	218,885
2.95% 4/1/30	500,000	466,924
3.25% 11/15/27	200,000	195,499
3.60% 4/1/40	246,000	196,893
3.60% 4/1/50	300,000	209,803
3.65% 3/25/41	400,000	315,341
3.80% 11/15/37	90,000	77,043
3.85% 7/15/36	150,000	132,073
3.85% 4/1/60	700,000	482,386
3.90% 5/15/35	355,000	320,290
3.95% 3/25/51	405,000	298,928
4.00% 7/15/46	150,000	115,688
4.00% 11/15/47	140,000	107,155
4.10% 3/25/61	240,000	173,506
4.30% 7/8/34	200,000	189,953
4.50% 5/6/28	90,000	90,548
4.50% 7/8/44	500,000	422,367
4.70% 9/27/34	700,000	679,641
4.90% 2/6/33	85,000	85,227
5.38% 7/15/40	400,000	390,673
5.55% 2/6/53	115,000	108,143
6.13% 7/8/39	150,000	157,540
6.25% 11/9/32	250,000	270,539
6.50% 4/15/38	200,000	217,612
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
6.90% 11/9/52	70,000	$77,864
Roper Technologies, Inc.
2.00% 6/30/30	115,000	102,192
3.80% 12/15/26	55,000	54,538
4.20% 9/15/28	95,000	94,666
Salesforce, Inc.
1.50% 7/15/28	135,000	125,464
1.95% 7/15/31	200,000	175,376
2.70% 7/15/41	120,000	86,321
2.90% 7/15/51	200,000	127,999
3.05% 7/15/61	100,000	61,204
3.70% 4/11/28	100,000	99,309
ServiceNow, Inc. 1.40% 9/1/30	125,000	108,335
Synopsys, Inc. 4.65% 4/1/28	1,000,000	1,010,179
Take-Two Interactive Software, Inc. 5.40% 6/12/29	95,000	97,824
VMware LLC
1.40% 8/15/26	80,000	77,374
1.80% 8/15/28	110,000	101,769
2.20% 8/15/31	135,000	117,172
3.90% 8/21/27	85,000	84,263
		15,393,274
Telecommunications–1.00%
America Movil SAB de CV
2.88% 5/7/30	200,000	184,879
4.38% 7/16/42	200,000	168,379
6.13% 11/15/37	150,000	159,028
6.13% 3/30/40	250,000	260,811
6.38% 3/1/35	25,000	27,294
AT&T, Inc.
1.65% 2/1/28	45,000	42,216
2.25% 2/1/32	210,000	180,736
2.30% 6/1/27	200,000	192,834
2.55% 12/1/33	400,000	334,762
2.75% 6/1/31	350,000	317,347
3.10% 2/1/43	250,000	180,178
3.50% 6/1/41	900,000	706,019
3.50% 9/15/53	460,000	311,354
3.55% 9/15/55	700,000	472,324
3.65% 6/1/51	400,000	284,177
3.65% 9/15/59	555,000	372,352
3.80% 2/15/27	105,000	104,201
3.80% 12/1/57	812,000	568,157
3.85% 6/1/60	185,000	129,355
4.30% 2/15/30	286,000	285,070
4.35% 3/1/29	370,000	370,776
4.50% 5/15/35	220,000	209,636
4.85% 3/1/39	120,000	113,586
5.25% 3/1/37	150,000	149,702
5.35% 9/1/40	338,000	330,463
5.40% 2/15/34	265,000	272,559
LVIP SSGA Bond Index Fund-53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	$175,210
4.30% 7/29/49	55,000	42,766
4.46% 4/1/48	100,000	80,381
5.20% 2/15/34	250,000	250,309
British Telecommunications PLC 9.63% 12/15/30	350,000	430,509
Cisco Systems, Inc.
5.30% 2/26/54	1,000,000	969,770
5.50% 1/15/40	200,000	206,586
5.90% 2/15/39	300,000	322,623
Corning, Inc.
3.90% 11/15/49	100,000	75,676
4.75% 3/15/42	250,000	223,953
5.45% 11/15/79	40,000	36,723
5.75% 8/15/40	25,000	25,353
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	543,069
Juniper Networks, Inc.
2.00% 12/10/30	160,000	139,099
5.95% 3/15/41	100,000	98,968
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	75,454
2.75% 5/24/31	100,000	89,655
4.60% 2/23/28	100,000	100,730
4.60% 5/23/29	100,000	100,497
Orange SA
5.38% 1/13/42	100,000	97,474
9.00% 3/1/31	400,000	486,025
Rogers Communications, Inc.
2.90% 11/15/26	200,000	195,683
3.70% 11/15/49	100,000	73,246
4.30% 2/15/48	40,000	32,075
4.35% 5/1/49	155,000	124,705
4.50% 3/15/43	100,000	84,331
5.00% 2/15/29	560,000	567,933
5.00% 3/15/44	100,000	89,057
7.50% 8/15/38	25,000	28,884
Telefonica Emisiones SA
4.90% 3/6/48	200,000	168,090
5.52% 3/1/49	200,000	182,718
7.05% 6/20/36	175,000	194,298
Telefonica Europe BV 8.25% 9/15/30	200,000	231,138
TELUS Corp.
2.80% 2/16/27	100,000	97,516
3.70% 9/15/27	100,000	98,567
4.60% 11/16/48	100,000	83,837
T-Mobile USA, Inc.
2.05% 2/15/28	255,000	241,022
2.25% 11/15/31	150,000	130,062
2.40% 3/15/29	55,000	51,212
2.55% 2/15/31	230,000	205,902
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
2.70% 3/15/32	110,000	$96,944
3.00% 2/15/41	155,000	113,422
3.30% 2/15/51	275,000	182,527
3.40% 10/15/52	300,000	200,394
3.60% 11/15/60	265,000	176,700
3.75% 4/15/27	400,000	395,823
3.88% 4/15/30	1,000,000	971,218
4.50% 4/15/50	800,000	661,482
4.95% 3/15/28	75,000	76,266
5.05% 7/15/33	550,000	553,727
5.13% 5/15/32	175,000	178,464
5.15% 4/15/34	85,000	86,084
5.20% 1/15/33	130,000	132,425
5.30% 5/15/35	250,000	253,134
5.65% 1/15/53	65,000	62,887
5.75% 1/15/34	105,000	109,967
5.80% 9/15/62	95,000	93,057
5.88% 11/15/55	115,000	114,952
Verizon Communications, Inc.
1.50% 9/18/30	300,000	259,117
1.68% 10/30/30	206,000	178,237
1.75% 1/20/31	250,000	215,419
2.10% 3/22/28	240,000	227,397
2.55% 3/21/31	415,000	372,209
2.65% 11/20/40	250,000	176,368
2.85% 9/3/41	95,000	67,297
2.88% 11/20/50	250,000	155,728
2.99% 10/30/56	431,000	259,399
3.00% 11/20/60	720,000	424,386
3.40% 3/22/41	195,000	150,410
3.55% 3/22/51	145,000	103,672
3.70% 3/22/61	120,000	82,819
3.88% 2/8/29	250,000	246,878
3.88% 3/1/52	250,000	185,962
4.00% 3/22/50	500,000	380,772
4.13% 3/16/27	200,000	199,832
4.13% 8/15/46	35,000	28,163
4.33% 9/21/28	700,000	702,895
4.40% 11/1/34	600,000	569,444
4.50% 8/10/33	370,000	359,656
5.05% 5/9/33	165,000	167,311
5.25% 4/2/35	150,000	151,250
Vodafone Group PLC
4.25% 9/17/50	85,000	66,251
4.38% 2/19/43	150,000	128,579
4.88% 6/19/49	200,000	172,067
5.75% 6/28/54	250,000	239,521
5.88% 6/28/64	250,000	240,353
6.15% 2/27/37	400,000	429,338
7.88% 2/15/30	10,000	11,425
		25,590,929
LVIP SSGA Bond Index Fund-54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	$58,645
3.90% 11/19/29	200,000	192,854
5.10% 5/15/44	65,000	56,510
6.35% 3/15/40	65,000	66,299
		374,308
Transportation–0.41%
Burlington Northern Santa Fe LLC
3.25% 6/15/27	100,000	98,615
3.30% 9/15/51	200,000	138,667
3.90% 8/1/46	105,000	83,859
4.13% 6/15/47	100,000	82,121
4.15% 12/15/48	40,000	33,054
4.40% 3/15/42	100,000	88,434
4.45% 3/15/43	100,000	88,143
4.70% 9/1/45	100,000	90,157
4.95% 9/15/41	100,000	94,094
5.05% 3/1/41	100,000	95,853
5.15% 9/1/43	150,000	144,102
5.20% 4/15/54	145,000	137,238
5.50% 3/15/55	180,000	178,230
6.15% 5/1/37	100,000	109,193
Canadian National Railway Co.
2.45% 5/1/50	65,000	38,225
3.20% 8/2/46	100,000	71,122
3.65% 2/3/48	100,000	76,322
6.20% 6/1/36	100,000	109,252
6.25% 8/1/34	100,000	109,716
Canadian Pacific Railway Co.
1.75% 12/2/26	60,000	57,902
2.05% 3/5/30	35,000	31,514
2.45% 12/2/31	65,000	57,059
2.88% 11/15/29	65,000	61,063
3.00% 12/2/41	60,000	43,629
3.10% 12/2/51	75,000	49,282
4.20% 11/15/69	70,000	52,691
4.30% 5/15/43	100,000	85,712
4.70% 5/1/48	100,000	88,202
4.95% 8/15/45	100,000	90,885
5.20% 3/30/35	250,000	253,483
6.13% 9/15/15	65,000	66,212
7.13% 10/15/31	150,000	168,667
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	99,453
CSX Corp.
2.40% 2/15/30	50,000	46,110
3.35% 9/15/49	65,000	45,411
3.80% 3/1/28	100,000	99,085
3.80% 11/1/46	150,000	116,387
3.95% 5/1/50	90,000	69,739
4.10% 3/15/44	100,000	83,177
4.25% 3/15/29	150,000	150,011
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp. (continued)
4.25% 11/1/66	100,000	$77,032
4.30% 3/1/48	100,000	82,987
4.65% 3/1/68	100,000	82,119
5.05% 6/15/35	250,000	251,438
5.20% 11/15/33	250,000	258,404
♦Federal Express Corp. Pass-Through Trusts 1.88% 8/20/35	531,561	458,954
FedEx Corp.
4.40% 1/15/47	100,000	78,617
4.55% 4/1/46	150,000	120,886
4.75% 11/15/45	350,000	291,668
JB Hunt Transport Services, Inc. 4.90% 3/15/30	125,000	126,847
Kirby Corp. 4.20% 3/1/28	100,000	99,097
Norfolk Southern Corp.
2.90% 8/25/51	250,000	156,385
3.05% 5/15/50	100,000	65,592
3.15% 6/1/27	50,000	49,095
3.16% 5/15/55	41,000	26,281
3.80% 8/1/28	60,000	59,339
3.94% 11/1/47	80,000	62,694
4.05% 8/15/52	132,000	101,998
4.15% 2/28/48	125,000	100,796
4.45% 6/15/45	100,000	85,365
4.65% 1/15/46	100,000	87,587
4.84% 10/1/41	111,000	101,560
5.05% 8/1/30	180,000	185,929
5.35% 8/1/54	125,000	119,379
Ryder System, Inc.
1.75% 9/1/26	65,000	63,066
2.85% 3/1/27	70,000	68,182
2.90% 12/1/26	90,000	87,997
4.30% 6/15/27	50,000	50,034
4.95% 9/1/29	100,000	101,713
5.25% 6/1/28	180,000	184,677
Union Pacific Corp.
2.15% 2/5/27	50,000	48,542
2.38% 5/20/31	45,000	40,458
2.40% 2/5/30	85,000	78,371
2.80% 2/14/32	140,000	126,199
2.89% 4/6/36	115,000	95,078
2.95% 3/10/52	70,000	44,659
2.97% 9/16/62	75,000	43,592
3.25% 2/5/50	150,000	103,567
3.35% 8/15/46	150,000	108,323
3.38% 2/1/35	200,000	178,182
3.38% 2/14/42	80,000	62,112
3.50% 2/14/53	155,000	109,737
3.55% 8/15/39	70,000	58,540
3.60% 9/15/37	40,000	34,744
3.75% 2/5/70	40,000	27,086
3.80% 4/6/71	80,000	54,795
3.84% 3/20/60	240,000	172,717
LVIP SSGA Bond Index Fund-55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.85% 2/14/72	125,000	$85,805
3.88% 2/1/55	94,000	70,809
3.95% 8/15/59	70,000	51,668
4.00% 4/15/47	100,000	79,616
4.10% 9/15/67	65,000	48,059
4.50% 1/20/33	250,000	248,478
United Parcel Service, Inc.
2.40% 11/15/26	150,000	146,578
2.50% 9/1/29	45,000	42,007
3.40% 3/15/29	65,000	63,395
3.40% 11/15/46	150,000	108,199
3.40% 9/1/49	65,000	45,415
3.63% 10/1/42	75,000	58,545
4.25% 3/15/49	100,000	81,526
4.88% 3/3/33	145,000	147,492
4.88% 11/15/40	55,000	52,022
5.15% 5/22/34	210,000	215,231
5.30% 4/1/50	150,000	142,196
		10,441,532
Trucking & Leasing–0.03%
GATX Corp.
1.90% 6/1/31	250,000	212,111
3.25% 9/15/26	50,000	49,257
3.85% 3/30/27	50,000	49,488
4.00% 6/30/30	65,000	63,240
4.55% 11/7/28	100,000	100,127
4.70% 4/1/29	50,000	50,391
5.20% 3/15/44	50,000	45,673
6.05% 3/15/34	100,000	105,680
		675,967
Water–0.06%
American Water Capital Corp.
2.30% 6/1/31	150,000	131,803
2.95% 9/1/27	180,000	175,447
3.25% 6/1/51	150,000	101,315
3.75% 9/1/28	150,000	147,918
3.75% 9/1/47	250,000	190,041
4.00% 12/1/46	50,000	39,576
4.20% 9/1/48	100,000	80,204
4.30% 12/1/42	100,000	85,157
5.25% 3/1/35	115,000	116,533
Essential Utilities, Inc. 5.38% 1/15/34	350,000	354,586
		1,422,580
Total Corporate Bonds (Cost $661,223,317)		615,832,726
MUNICIPAL BONDS–0.45%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	52,942
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
American Municipal Power, Inc. (continued)
Series B 7.83% 2/15/41	55,000	$65,307
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	210,313
Series S1 7.04% 4/1/50	100,000	113,342
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	73,131
Series B 2.44% 8/15/49	50,000	29,897
Series C 4.79% 8/15/46	90,000	83,414
California State University Series B 3.90% 11/1/47	50,000	40,927
Central Puget Sound Regional Transit Authority Series 2009-S 5.49% 11/1/39	50,000	50,945
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	86,871
Series C 4.57% 1/1/54	100,000	86,803
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	89,162	98,759
Series B 6.90% 12/1/40	37,542	41,583
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	41,037
City of Houston 3.96% 3/1/47	100,000	83,232
City of New York
Series A2 5.21% 10/1/31	100,000	101,162
Series C1 5.52% 10/1/37	85,000	86,342
Series F1 6.27% 12/1/37	100,000	107,162
City of Riverside Series A 3.86% 6/1/45	20,000	17,056
City of San Antonio Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	234,979
Series C 5.99% 2/1/39	50,000	52,168
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	100,932
Series E 5.46% 12/1/39	100,000	101,498
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	83,554
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	204,396
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	51,741
Series C 2.92% 11/1/50	40,000	27,667
Series C 3.09% 11/1/40	60,000	47,849
Dallas Independent School District Series C 6.45% 2/15/35	100,000	100,736
LVIP SSGA Bond Index Fund-56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	$105,179
Empire State Development Corp. 5.77% 3/15/39	40,000	41,274
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	85,265
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	109,746
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	24,690
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	94,010
Los Angeles Community College District 6.75% 8/1/49	100,000	111,769
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	117,599
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	37,988
Series C 2.95% 5/15/43	250,000	188,367
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series B 4.05% 7/1/26	10,000	9,956
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	53,536
Metropolitan Transportation Authority 6.67% 11/15/39	130,000	140,586
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	155,048
Municipal Electric Authority of Georgia
6.66% 4/1/57	114,000	121,656
Series A 6.64% 4/1/57	137,000	147,923
Series A 7.06% 4/1/57	93,000	103,143
New Jersey Economic Development Authority Series A 7.43% 2/15/29	225,000	237,630
New Jersey Transportation Trust Fund Authority Series B 6.56% 12/15/40	100,000	108,935
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	400,893
Series F 7.41% 1/1/40	90,000	107,554
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Municipal Water Finance Authority
5.95% 6/15/42	100,000	$102,331
Series AA-2 5.75% 6/15/41	100,000	101,079
Series EE 6.01% 6/15/42	35,000	36,031
Series GG 5.72% 6/15/42	65,000	64,942
New York State Dormitory Authority Series D 5.60% 3/15/40	100,000	101,721
Ohio State University Series C 4.91% 6/1/40	100,000	97,331
Oregon School Boards Association Series B 5.55% 6/30/28	151,833	151,823
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	148,759
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	30,203
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	260,380
Series 174th 4.46% 10/1/62	250,000	209,789
Series 181 4.96% 8/1/46	155,000	145,658
Series 192 4.81% 10/15/65	250,000	224,208
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	106,525
Series Q 4.13% 5/15/32	125,000	122,586
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	155,520
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	79,258
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	56,150
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	100,790
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	102,547
State Board of Administration Finance Corp.
Series A 1.71% 7/1/27	100,000	95,235
Series A 2.15% 7/1/30	100,000	89,475
State of California
3.50% 4/1/28	100,000	98,866
4.60% 4/1/38	60,000	60,976
7.50% 4/1/34	325,000	376,895
7.55% 4/1/39	600,000	719,089
7.60% 11/1/40	80,000	96,466
7.63% 3/1/40	85,000	101,743
LVIP SSGA Bond Index Fund-57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of California (UNREFUNDED-TXBL-REF) 4.50% 4/1/33	75,000	$74,440
State of Connecticut
Series A 5.85% 3/15/32	100,000	107,273
Series D 5.09% 10/1/30	200,000	201,021
State of Illinois 5.10% 6/1/33	698,039	700,123
State of Mississippi Series F 5.25% 11/1/34	100,000	101,006
State of Texas 5.52% 4/1/39	100,000	102,929
State Public School Building Authority Series A 5.00% 9/15/27	100,000	101,042
Texas Department of Transportation State Highway Fund Series B 5.18% 4/1/30	200,000	203,799
University of California
Series AD 4.86% 5/15/12	250,000	207,328
Series AQ 4.77% 5/15/15	250,000	203,774
Series BG 1.61% 5/15/30	60,000	53,578
University of Michigan
Series B 2.44% 4/1/40	50,000	37,106
Series B 2.56% 4/1/50	50,000	30,874
Series B 3.50% 4/1/52	200,000	147,249
Series C 3.60% 4/1/47	60,000	49,560
University of Virginia
2.26% 9/1/50	60,000	34,160
Series C 4.18% 9/1/17	50,000	37,285
Total Municipal Bonds (Cost $11,865,820)		11,407,415
NON-AGENCY ASSET-BACKED SECURITIES–0.38%
American Express Credit Account Master Trust Series 2024-3 Class A 4.65% 7/15/29	250,000	252,937
BA Credit Card Trust Series 2024-A1 Class A 4.93% 5/15/29	1,000,000	1,014,813
BMW Vehicle Owner Trust Series 2025-A Class A3 4.56% 9/25/29	200,000	201,713
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2 1.39% 7/15/30	600,000	554,552
CarMax Auto Owner Trust
Series 2024-2 Class A3 5.50% 1/16/29	500,000	507,102
Series 2024-4 Class A3 4.60% 10/15/29	146,000	147,071
Carvana Auto Receivables Trust Series 2025-P1 Class A3 4.55% 5/10/30	200,000	201,002
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3 6.15% 6/15/39	750,000	$827,206
CNH Equipment Trust Series 2023-A Class A3 4.81% 8/15/28	261,186	262,030
Discover Card Execution Note Trust Series 2021-A2 Class A2 1.03% 9/15/28	600,000	577,286
Ford Credit Auto Lease Trust Series 2025-A Class A3 4.72% 6/15/28	63,000	63,498
GM Financial Automobile Leasing Trust Series 2025-1 Class A3 4.66% 2/21/28	240,000	241,600
GM Financial Consumer Automobile Receivables Trust Series 2025-1 Class A3 4.62% 12/17/29	133,000	134,191
Honda Auto Receivables Owner Trust Series 2024-3 Class A3 4.57% 3/21/29	213,000	214,159
Hyundai Auto Receivables Trust Series 2024-B Class A3 4.84% 3/15/29	314,000	317,200
John Deere Owner Trust Series 2024-B Class A3 5.20% 3/15/29	250,000	253,949
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3 5.32% 1/18/28	100,000	101,221
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3 4.78% 12/17/29	150,000	151,981
Nissan Auto Lease Trust Series 2025-A Class A3 4.75% 3/15/28	151,000	152,699
Santander Drive Auto Receivables Trust
Series 2023-6 Class B 5.98% 4/16/29	400,000	406,844
Series 2025-1 Class A3 4.74% 1/16/29	125,000	125,481
Synchrony Card Funding LLC Series 2024-A2 Class A 4.93% 7/15/30	487,000	494,160
Toyota Auto Receivables Owner Trust Series 2024-C Class A3 4.88% 3/15/29	600,000	605,691
Verizon Master Trust
Series 2023-4 Class A1A 5.16% 6/20/29	410,000	413,478
Series 2024-3 Class A1A 5.34% 4/22/30	300,000	306,324
LVIP SSGA Bond Index Fund-58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	104,000	$104,926
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3 5.48% 12/20/28	350,000	355,321
World Omni Auto Receivables Trust Series 2025-A Class A3 4.73% 3/15/30	255,000	258,190
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3 5.26% 10/15/27	350,000	353,717
Total Non-Agency Asset-Backed Securities (Cost $9,624,553)		9,600,342
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.70%
Bank
Series 2017-BNK7 Class A4 3.18% 9/15/60	500,000	487,577
•Series 2018-BN13 Class A5 4.22% 8/15/61	145,000	143,229
Series 2019-BN17 Class A4 3.71% 4/15/52	265,000	256,718
Series 2019-BN24 Class A3 2.96% 11/15/62	500,000	464,334
Series 2020-BN25 Class A5 2.65% 1/15/63	600,000	544,446
Series 2020-BN28 Class A4 1.84% 3/15/63	187,500	162,864
Series 2021-BN31 Class A4 2.04% 2/15/54	313,043	272,045
•Series 2022-BNK44 Class A5 5.94% 11/15/55	750,000	785,469
Bank5 Series 2024-5YR11 Class A3 5.89% 11/15/57	600,000	627,717
•Bank5 Trust Series 2025-5YR13 Class A3 5.75% 1/15/58	115,000	119,700
BBCMS Mortgage Trust
Series 2020-C6 Class A4 2.64% 2/15/53	650,000	594,925
Series 2020-C8 Class A5 2.04% 10/15/53	250,000	216,604
Series 2023-C20 Class A5 5.58% 7/15/56	140,000	145,685
Series 2024-5C29 Class A3 5.21% 9/15/57	165,000	168,084
Series 2024-C28 Class A5 5.40% 9/15/57	428,571	439,043
Series 2024-C30 Class A5 5.53% 11/15/57	300,000	311,637
Series 2025-5C33 Class A4 5.84% 3/15/58	200,000	209,048
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
•Series 2018-B2 Class A5 3.88% 2/15/51	195,000	$191,095
Series 2018-B3 Class A5 4.03% 4/10/51	350,000	344,195
Series 2018-B5 Class A4 4.21% 7/15/51	200,000	197,119
Series 2019-B10 Class A4 3.72% 3/15/62	575,000	555,572
Series 2020-B18 Class A5 1.93% 7/15/53	296,875	258,248
Series 2020-B19 Class A5 1.85% 9/15/53	800,000	691,406
Series 2021-B24 Class A5 2.58% 3/15/54	500,000	438,046
•Series 2022-B35 Class A5 4.59% 5/15/55	350,000	338,008
Series 2024-V9 Class A3 5.60% 8/15/57	500,000	516,381
BMO Mortgage Trust
•Series 2024-5C8 Class A3 5.63% 12/15/57	175,000	181,005
Series 2025-C11 Class A5 5.69% 2/15/58	800,000	837,960
CD Mortgage Trust Series 2017-CD3 Class A4 3.63% 2/10/50	400,000	384,931
Citigroup Commercial Mortgage Trust
•Series 2018-B2 Class AS 4.18% 3/10/51	200,000	195,369
Series 2020-GC46 Class A5 2.72% 2/15/53	500,000	458,098
CSAIL Commercial Mortgage Trust
•Series 2017-CX10 Class A5 3.46% 11/15/50	500,000	483,812
Series 2020-C19 Class A3 2.56% 3/15/53	150,000	134,704
GS Mortgage Securities Trust Series 2020-GC45 Class A5 2.91% 2/13/53	275,000	253,836
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class B 3.46% 8/15/49	1,163,000	1,066,681
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5 2.18% 5/13/53	400,000	332,579
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4 3.59% 12/15/50	500,000	487,176
Series 2020-L4 Class A3 2.70% 2/15/53	400,000	366,964
UBS Commercial Mortgage Trust
Series 2017-C4 Class A4 3.56% 10/15/50	580,000	565,224
LVIP SSGA Bond Index Fund-59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust (continued)
Series 2017-C7 Class A4 3.68% 12/15/50	350,000	$342,947
Series 2018-C14 Class A3 4.18% 12/15/51	258,385	255,371
Series 2018-C8 Class A4 3.98% 2/15/51	200,000	196,635
Wells Fargo Commercial Mortgage Trust
Series 2017-C41 Class A4 3.47% 11/15/50	350,000	341,023
Series 2018-C46 Class A4 4.15% 8/15/51	1,150,000	1,131,995
Series 2019-C50 Class A5 3.73% 5/15/52	310,000	297,156
Series 2020-C56 Class A5 2.45% 6/15/53	220,600	199,887
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $19,450,430)		17,992,548
ΔREGIONAL BONDS–0.24%
Canada—0.24%
Province of Alberta Canada
1.30% 7/22/30	150,000	131,463
3.30% 3/15/28	400,000	393,919
4.50% 1/24/34	215,000	214,276
Province of British Columbia Canada
1.30% 1/29/31	250,000	215,054
4.20% 7/6/33	320,000	313,981
4.70% 1/24/28	385,000	392,728
4.75% 6/12/34	250,000	253,617
4.90% 4/24/29	500,000	516,896
7.25% 9/1/36	100,000	120,703
Province of Manitoba Canada
4.30% 7/27/33	250,000	246,426
4.90% 5/31/34	150,000	153,621
Province of New Brunswick Canada 3.63% 2/24/28	150,000	148,584
Province of Ontario Canada
1.60% 2/25/31	250,000	218,642
2.00% 10/2/29	250,000	230,860
3.10% 5/19/27	200,000	197,061
4.85% 6/11/35	450,000	458,601
5.05% 4/24/34	400,000	414,805
Province of Quebec Canada
1.35% 5/28/30	200,000	176,487
2.75% 4/12/27	300,000	293,983
4.25% 9/5/34	550,000	537,461
4.50% 4/3/29	200,000	204,039
7.50% 9/15/29	175,000	198,539
		6,031,746
Total Regional Bonds (Cost $6,117,405)		6,031,746
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.30%
Canada—0.07%
Canada Government International Bonds
3.75% 4/26/28	530,000	$530,166
4.00% 3/18/30	355,000	357,720
4.63% 4/30/29	235,000	241,981
Export Development Canada
3.75% 9/7/27	250,000	249,863
4.13% 2/13/29	310,000	313,367
4.75% 6/5/34	145,000	150,206
		1,843,303
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	175,740
2.55% 7/27/33	250,000	210,188
3.10% 5/7/41	200,000	148,472
3.10% 1/22/61	200,000	120,956
3.24% 2/6/28	350,000	340,406
3.50% 1/31/34	500,000	447,855
3.50% 1/25/50	200,000	142,010
4.34% 3/7/42	200,000	172,922
5.33% 1/5/54	300,000	281,055
		2,039,604
Indonesia—0.13%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	348,536
2.85% 2/14/30	250,000	234,155
3.20% 9/23/61	200,000	125,900
3.50% 2/14/50	250,000	178,845
4.10% 4/24/28	300,000	299,747
4.20% 10/15/50	400,000	322,192
4.55% 1/11/28	200,000	201,564
4.65% 9/20/32	100,000	99,238
4.70% 2/10/34	200,000	196,286
4.75% 2/11/29	200,000	203,500
4.75% 9/10/34	250,000	245,657
4.85% 1/11/33	200,000	200,648
5.15% 9/10/54	250,000	234,575
5.25% 1/15/30	200,000	207,324
5.35% 2/11/49	200,000	193,537
5.45% 9/20/52	12,500	12,068
		3,303,772
Israel—0.06%
Israel Government International Bonds
3.25% 1/17/28	200,000	193,103
4.50% 1/30/43	200,000	165,379
5.75% 3/12/54	1,037,000	959,768
State of Israel
2.50% 1/15/30	200,000	180,548
3.38% 1/15/50	200,000	129,793
		1,628,591
LVIP SSGA Bond Index Fund-60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy—0.02%
Republic of Italy Government International Bonds 5.38% 6/15/33	400,000	$418,094
		418,094
Japan—0.11%
Japan Bank for International Cooperation
1.25% 1/21/31	200,000	171,957
1.88% 4/15/31	200,000	177,119
2.00% 10/17/29	200,000	184,395
2.13% 2/16/29	200,000	187,652
2.25% 11/4/26	200,000	195,262
2.75% 11/16/27	200,000	194,634
2.88% 6/1/27	350,000	342,967
2.88% 7/21/27	200,000	195,862
3.25% 7/20/28	300,000	294,352
4.63% 7/22/27	200,000	202,693
4.63% 4/17/34	200,000	203,227
Japan International Cooperation Agency
2.13% 10/20/26	200,000	194,872
3.38% 6/12/28	200,000	196,645
4.75% 5/21/29	200,000	204,920
		2,946,557
Mexico—0.25%
Mexico Government International Bonds
3.25% 4/16/30	205,000	188,477
3.50% 2/12/34	200,000	167,600
3.75% 1/11/28	200,000	195,670
3.77% 5/24/61	200,000	117,750
4.15% 3/28/27	370,000	367,414
4.28% 8/14/41	200,000	153,260
4.35% 1/15/47	200,000	143,850
4.40% 2/12/52	200,000	139,970
4.50% 1/31/50	400,000	290,420
4.60% 2/10/48	200,000	148,330
4.75% 4/27/32	600,000	569,946
4.75% 3/8/44	1,000,000	786,150
6.00% 5/7/36	200,000	197,380
6.05% 1/11/40	475,000	452,912
6.34% 5/4/53	500,000	457,800
6.40% 5/7/54	1,500,000	1,378,500
6.75% 9/27/34	500,000	530,000
		6,285,429
Panama—0.09%
Panama Government International Bonds
2.25% 9/29/32	700,000	533,729
3.16% 1/23/30	445,000	400,890
3.87% 7/23/60	310,000	176,321
3.88% 3/17/28	300,000	289,695
4.30% 4/29/53	300,000	193,448
4.50% 4/16/50	200,000	134,867
6.40% 2/14/35	200,000	194,207
6.70% 1/26/36	200,000	198,627
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds (continued)
8.88% 9/30/27	100,000	$108,070
9.38% 4/1/29	100,000	112,770
		2,342,624
Peru—0.07%
Peru Government International Bonds
2.78% 1/23/31	140,000	125,286
3.00% 1/15/34	233,000	196,093
3.23% 7/28/21	500,000	268,650
3.30% 3/11/41	125,000	92,594
3.55% 3/10/51	395,000	270,760
3.60% 1/15/72	400,000	245,180
5.38% 2/8/35	100,000	99,817
5.63% 11/18/50	100,000	94,900
5.88% 8/8/54	50,000	48,169
8.75% 11/21/33	200,000	244,324
		1,685,773
Philippines—0.14%
Philippines Government International Bonds
2.46% 5/5/30	250,000	228,322
3.00% 2/1/28	200,000	193,140
3.20% 7/6/46	200,000	140,836
3.56% 9/29/32	200,000	185,471
3.70% 2/2/42	200,000	160,121
3.75% 1/14/29	400,000	392,512
3.95% 1/20/40	500,000	430,639
4.38% 3/5/30	250,000	250,171
4.75% 3/5/35	250,000	244,951
5.00% 7/17/33	200,000	201,845
5.00% 1/13/37	500,000	496,568
5.18% 9/5/49	250,000	231,049
5.60% 5/14/49	250,000	244,696
5.61% 4/13/33	200,000	209,468
		3,609,789
Poland—0.06%
Republic of Poland Government International Bonds
5.13% 9/18/34	1,004,000	1,007,757
5.50% 4/4/53	400,000	372,709
5.75% 11/16/32	165,000	174,097
		1,554,563
Republic of Korea—0.13%
Export-Import Bank of Korea
1.63% 1/18/27	200,000	192,580
2.13% 1/18/32	200,000	172,499
4.50% 1/11/29	200,000	201,979
5.00% 1/11/28	300,000	306,252
5.13% 9/18/28	200,000	205,823
5.13% 1/11/33	200,000	206,463
Korea Development Bank
0.80% 7/19/26	250,000	241,214
1.63% 1/19/31	250,000	218,422
LVIP SSGA Bond Index Fund-61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Development Bank (continued)
2.25% 2/24/27	200,000	$193,957
4.38% 2/15/33	300,000	295,321
4.50% 2/15/29	200,000	202,101
5.38% 10/23/28	200,000	207,618
Korea International Bonds
2.75% 1/19/27	500,000	490,550
4.50% 7/3/29	250,000	254,185
		3,388,964
Sweden—0.04%
Svensk Exportkredit AB
3.75% 9/13/27	265,000	264,627
4.13% 6/14/28	250,000	251,923
4.25% 2/1/29	200,000	202,049
4.88% 9/14/26	200,000	202,000
		920,599
Uruguay—0.05%
Oriental Republic of Uruguay 5.25% 9/10/60	165,000	149,295
Uruguay Government International Bonds
4.38% 10/27/27	300,000	300,576
5.10% 6/18/50	600,000	553,332
7.63% 3/21/36	250,000	297,948
		1,301,151
Total Sovereign Bonds (Cost $36,445,748)		33,268,813
SUPRANATIONAL BANKS–1.30%
African Development Bank
0.88% 7/22/26	250,000	241,991
3.50% 9/18/29	600,000	592,430
4.13% 2/25/27	250,000	251,006
4.38% 11/3/27	205,000	207,730
4.38% 3/14/28	200,000	203,135
Asian Development Bank
0.75% 10/8/30	250,000	212,914
1.75% 8/14/26	100,000	97,606
1.88% 3/15/29	500,000	467,123
1.88% 1/24/30	200,000	183,686
2.38% 8/10/27	250,000	243,039
3.13% 4/27/32	600,000	566,947
3.63% 8/28/29	650,000	645,628
3.75% 4/25/28	175,000	175,015
4.00% 1/12/33	170,000	169,023
4.13% 1/12/27	285,000	286,079
4.13% 5/30/30	1,000,000	1,012,397
4.13% 1/12/34	400,000	397,125
4.38% 1/14/28	360,000	365,355
4.38% 3/22/35	395,000	398,326
4.50% 8/25/28	268,000	273,824
Asian Infrastructure Investment Bank
3.75% 9/14/27	400,000	399,970
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Infrastructure Investment Bank (continued)
4.00% 1/18/28	750,000	$754,708
4.13% 1/18/29	205,000	207,220
4.50% 1/16/30	180,000	184,884
Corp. Andina de Fomento
4.13% 1/7/28	105,000	105,059
5.00% 1/22/30	200,000	206,134
6.00% 4/26/27	220,000	226,937
Council of Europe Development Bank
4.50% 1/15/30	280,000	287,480
4.63% 6/11/27	130,000	131,891
European Investment Bank
0.75% 10/26/26	222,000	213,094
1.25% 2/14/31	1,175,000	1,019,408
1.38% 3/15/27	550,000	528,017
1.63% 10/9/29	550,000	503,420
1.75% 3/15/29	187,000	174,065
3.25% 11/15/27	700,000	692,399
3.63% 7/15/30	160,000	158,327
3.75% 2/14/33	815,000	798,482
3.88% 3/15/28	200,000	200,753
3.88% 6/15/28	260,000	261,135
4.00% 2/15/29	340,000	342,644
4.13% 2/13/34	536,000	532,633
4.25% 8/16/32	300,000	304,024
4.38% 3/19/27	700,000	706,394
4.38% 10/10/31	175,000	178,783
4.50% 10/16/28	250,000	255,816
4.50% 3/14/30	440,000	452,762
4.75% 6/15/29	417,000	431,739
Inter-American Development Bank
0.63% 9/16/27	500,000	467,022
1.13% 7/20/28	200,000	184,872
1.13% 1/13/31	250,000	215,518
2.00% 7/23/26	100,000	97,934
3.20% 8/7/42	100,000	79,942
3.50% 4/12/33	250,000	239,286
3.63% 9/17/31	200,000	195,812
3.88% 10/28/41	100,000	88,273
4.00% 1/12/28	200,000	201,162
4.13% 2/15/29	1,280,000	1,294,029
4.38% 2/1/27	500,000	503,805
4.38% 7/17/34	250,000	252,126
4.38% 1/24/44	56,000	51,927
4.50% 2/15/30	350,000	359,755
4.50% 9/13/33	200,000	203,929
Inter-American Investment Corp.
3.63% 2/17/27	50,000	49,736
4.13% 2/15/28	200,000	201,346
4.25% 4/1/30	300,000	303,705
International Bank for Reconstruction & Development
0.75% 11/24/27	325,000	302,783
0.88% 5/14/30	500,000	434,605
1.13% 9/13/28	1,000,000	920,717
1.25% 2/10/31	1,000,000	866,101
LVIP SSGA Bond Index Fund-62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
1.63% 11/3/31	381,000	$330,271
1.75% 10/23/29	250,000	229,609
2.50% 11/22/27	350,000	340,022
3.13% 6/15/27	1,000,000	986,999
3.50% 7/12/28	200,000	198,511
3.63% 5/5/28	600,000	598,178
3.88% 2/14/30	205,000	205,323
3.88% 8/28/34	185,000	179,720
4.00% 8/27/26	163,000	163,074
4.00% 7/25/30	450,000	452,820
4.00% 1/10/31	1,000,000	1,003,919
4.13% 3/20/30	385,000	389,717
4.50% 4/10/31	318,000	327,190
4.63% 8/1/28	280,000	286,930
4.63% 1/15/32	1,360,000	1,406,438
4.75% 2/15/35	50,000	51,676
International Finance Corp.
0.75% 8/27/30	500,000	427,516
4.25% 7/2/29	280,000	284,629
4.50% 1/21/28	140,000	142,561
4.50% 7/13/28	155,000	158,283
Nordic Investment Bank
3.38% 9/8/27	250,000	247,948
4.38% 3/14/28	200,000	203,094
Total Supranational Banks (Cost $33,997,686)		33,377,370
U.S. TREASURY OBLIGATIONS–44.90%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,865,156
1.13% 8/15/40	4,500,000	2,768,379
1.38% 8/15/50	5,000,000	2,465,234
1.63% 11/15/50	8,750,000	4,609,814
1.88% 2/15/41	3,000,000	2,063,438
1.88% 2/15/51	5,000,000	2,808,594
1.88% 11/15/51	7,500,000	4,172,461
2.00% 2/15/50	1,500,000	880,781
2.00% 8/15/51	7,000,000	4,035,664
2.25% 2/15/52	7,000,000	4,275,742
2.38% 11/15/49	2,500,000	1,607,910
2.38% 5/15/51	3,500,000	2,219,355
2.50% 2/15/45	10,400,000	7,321,438
2.50% 2/15/46	6,350,000	4,400,352
2.50% 5/15/46	7,200,000	4,972,781
2.75% 8/15/42	2,600,000	1,989,508
2.75% 11/15/42	3,500,000	2,666,152
2.75% 8/15/47	4,200,000	2,993,484
2.75% 11/15/47	6,500,000	4,622,109
2.88% 5/15/43	6,000,000	4,624,453
2.88% 5/15/49	3,000,000	2,153,555
2.88% 5/15/52	2,000,000	1,407,500
3.00% 5/15/42	2,850,000	2,275,770
3.00% 11/15/45	8,100,000	6,170,871
3.00% 2/15/47	7,700,000	5,780,715
3.00% 2/15/48	5,000,000	3,715,039
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 8/15/48	11,000,000	$8,135,273
3.00% 2/15/49	9,500,000	6,999,570
3.00% 8/15/52	2,500,000	1,804,590
3.13% 8/15/44	19,500,000	15,375,293
3.13% 5/15/48	4,000,000	3,034,844
3.25% 5/15/42	5,000,000	4,135,742
3.38% 11/15/48	2,000,000	1,582,109
3.63% 2/15/53	5,000,000	4,081,641
3.63% 5/15/53	6,500,000	5,301,563
3.88% 8/15/40	3,750,000	3,449,854
3.88% 5/15/43	7,000,000	6,252,422
4.00% 11/15/52	5,500,000	4,810,137
4.13% 8/15/53	7,500,000	6,699,316
4.25% 2/15/54	10,600,000	9,669,188
4.25% 8/15/54	7,565,500	6,908,838
4.38% 5/15/41	2,750,000	2,665,029
4.38% 8/15/43	1,500,000	1,429,746
4.50% 11/15/54	4,200,000	4,002,469
4.63% 5/15/44	4,000,000	3,922,656
4.63% 11/15/44	3,000,000	2,936,719
4.63% 5/15/54	4,000,000	3,885,000
4.63% 2/15/55	1,600,000	1,557,500
4.75% 11/15/43	2,500,000	2,497,363
4.75% 11/15/53	4,700,000	4,657,406
4.75% 5/15/55	6,700,000	6,662,313
5.25% 11/15/28	500,000	523,867
5.38% 2/15/31	500,000	537,813
5.50% 8/15/28	500,000	527,109
6.13% 11/15/27	800,000	843,781
6.13% 8/15/29	300,000	326,988
6.63% 2/15/27	750,000	785,742
6.75% 8/15/26	500,000	515,820
U.S. Treasury Notes
0.38% 7/31/27	45,000,000	41,997,656
0.50% 5/31/27	5,000,000	4,703,320
0.50% 6/30/27	12,000,000	11,260,781
0.50% 8/31/27	15,500,000	14,470,098
0.63% 12/31/27	10,000,000	9,271,094
0.63% 5/15/30	3,750,000	3,226,465
0.63% 8/15/30	5,000,000	4,264,258
0.75% 1/31/28	35,000,000	32,472,070
0.88% 9/30/26	10,000,000	9,632,813
0.88% 11/15/30	11,000,000	9,435,508
1.13% 2/29/28	12,000,000	11,221,406
1.25% 6/30/28	5,000,000	4,654,883
1.25% 8/15/31	12,000,000	10,265,625
1.38% 10/31/28	8,000,000	7,417,812
1.38% 12/31/28	10,000,000	9,238,281
1.38% 11/15/31	10,500,000	8,983,652
1.50% 1/31/27	8,000,000	7,716,562
1.50% 2/15/30	6,000,000	5,429,531
1.63% 11/30/26	6,000,000	5,817,188
1.63% 8/15/29	8,000,000	7,366,875
1.63% 5/15/31	16,000,000	14,111,250
LVIP SSGA Bond Index Fund-63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.88% 7/31/26	8,000,000	$7,822,500
1.88% 2/15/32	10,000,000	8,784,375
2.00% 11/15/26	3,000,000	2,925,117
2.25% 2/15/27	16,000,000	15,610,000
2.25% 8/15/27	9,000,000	8,730,000
2.25% 11/15/27	11,500,000	11,120,410
2.38% 5/15/27	9,500,000	9,265,098
2.38% 5/15/29	11,000,000	10,463,750
2.63% 2/15/29	9,000,000	8,667,070
2.63% 7/31/29	5,000,000	4,789,258
2.75% 2/15/28	12,000,000	11,714,531
2.75% 8/15/32	12,000,000	11,070,000
2.88% 5/15/28	4,000,000	3,910,781
2.88% 8/15/28	13,000,000	12,680,078
2.88% 5/15/32	12,000,000	11,196,563
3.38% 5/15/33	10,000,000	9,532,422
3.50% 1/31/28	6,000,000	5,969,531
3.50% 1/31/30	10,000,000	9,883,594
3.50% 2/15/33	10,000,000	9,639,844
3.63% 3/31/28	8,000,000	7,986,250
3.63% 5/31/28	8,000,000	7,983,125
3.63% 9/30/31	18,000,000	17,699,062
3.75% 8/31/26	12,000,000	11,971,406
3.75% 6/30/27	22,000,000	22,013,750
3.75% 5/15/28	10,000,000	10,014,844
3.75% 6/30/30	7,500,000	7,480,957
3.75% 12/31/30	5,000,000	4,975,195
3.88% 3/31/27	20,000,000	20,031,250
3.88% 12/31/27	3,500,000	3,514,766
3.88% 9/30/29	9,000,000	9,041,484
3.88% 6/30/30	8,400,000	8,432,156
3.88% 8/15/33	10,500,000	10,340,039
3.88% 8/15/34	13,000,000	12,692,773
4.00% 6/30/28	10,000,000	10,085,938
4.00% 7/31/30	9,000,000	9,078,398
4.00% 1/31/31	7,400,000	7,452,320
4.00% 6/30/32	4,000,000	4,003,125
4.00% 2/15/34	25,200,000	24,937,172
4.13% 10/31/26	25,000,000	25,069,336
4.13% 2/15/27	18,000,000	18,086,484
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 11/15/27	6,000,000	$6,055,547
4.13% 7/31/28	6,000,000	6,072,422
4.13% 10/31/29	11,000,000	11,157,266
4.13% 11/30/29	10,000,000	10,146,875
4.13% 8/31/30	3,500,000	3,550,586
4.13% 3/31/31	20,000,000	20,251,562
4.13% 7/31/31	7,000,000	7,080,391
4.13% 11/15/32	13,000,000	13,089,883
4.25% 11/30/26	25,000,000	25,128,906
4.25% 6/30/29	17,200,000	17,519,813
4.25% 2/28/31	6,134,500	6,252,877
4.25% 11/15/34	7,500,000	7,524,609
4.25% 5/15/35	14,000,000	14,021,875
4.38% 8/15/26	8,000,000	8,034,688
4.38% 11/30/28	9,000,000	9,187,383
4.38% 11/30/30	5,000,000	5,129,297
4.38% 1/31/32	5,000,000	5,118,555
4.50% 7/15/26	4,976,300	5,002,494
4.50% 4/15/27	20,000,000	20,249,219
4.50% 5/31/29	1,000,000	1,027,266
4.50% 12/31/31	15,000,000	15,466,406
4.50% 11/15/33	9,000,000	9,244,688
4.63% 9/30/30	9,000,000	9,338,555
4.63% 4/30/31	10,000,000	10,382,813
4.63% 2/15/35	17,000,000	17,539,219
4.88% 10/31/30	10,000,000	10,497,266
Total U.S. Treasury Obligations (Cost $1,228,677,114)		1,149,076,297

	Number of Shares
MONEY MARKET FUND–1.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	48,670,324	48,670,324
Total Money Market Fund (Cost $48,670,324)		48,670,324

TOTAL INVESTMENTS–100.97% (Cost $2,786,724,675)	2,583,805,330

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.97%)	(24,732,141)
NET ASSETS APPLICABLE TO 252,137,524 SHARES OUTSTANDING–100.00%	$2,559,073,189
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,714,703,304 / 168,897,161 Shares)	$10.152
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($844,369,885 / 83,240,363 Shares)	$10.144
LVIP SSGA Bond Index Fund-64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,812,766,409
Distributable earnings/(accumulated loss)	(253,693,220)
TOTAL NET ASSETS	$2,559,073,189

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
^Zero coupon security.
ΔSecurities have been classified by country of origin.

★Includes $55,960,933 payable for securities purchased, $922,977 payable for fund shares redeemed, $229,488 other accrued expenses payable, $807,530 due to manager and affiliates, $290,940 due to custodian, $28,221 payable for audit fee and $55,259 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
GM–Insured by Assured Guaranty Municipal Corporation
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-DB–JPMorgan Deutsche Bank
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
TBA–To be announced
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-65

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$47,793,735
Foreign taxes withheld	(7)
47,793,728
EXPENSES:
Management fees	5,097,595
Distribution fees-Service Class	1,057,010
Shareholder servicing fees	369,576
Accounting and administration expenses	216,771
Pricing fees	178,169
Index fees	162,035
Professional fees	63,243
Trustees’ fees and expenses	38,051
Custodian fees	26,301
Reports and statements to shareholders	19,983
Consulting fees	12,348
Other	28,095
7,269,177
Less:
Management fees waived	(1,537,229)
Total operating expenses	5,731,948
NET INVESTMENT INCOME	42,061,780
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(13,675,989)
Net change in unrealized appreciation (depreciation) of investments	68,289,875
NET REALIZED AND UNREALIZED GAIN	54,613,886
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,675,666
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,061,780	$78,638,758
Net realized loss	(13,675,989)	(13,405,790)
Net change in unrealized appreciation (depreciation)	68,289,875	(39,874,063)
Net increase in net assets resulting from operations	96,675,666	25,358,905
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(59,232,426)
Service Class	—	(27,284,141)
Return of capital:
Standard Class	—	(55,576)
Service Class	—	(27,814)
	—	(86,599,957)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	123,429,428	326,335,258
Service Class	41,979,764	135,922,391
Reinvestment of dividends and distributions:
Standard Class	—	59,288,002
Service Class	—	27,311,955
	165,409,192	548,857,606
Cost of shares redeemed:
Standard Class	(217,018,344)	(262,498,055)
Service Class	(93,099,219)	(109,348,441)
	(310,117,563)	(371,846,496)
Increase (decrease) in net assets derived from capital share transactions	(144,708,371)	177,011,110
NET INCREASE (DECREASE) IN NET ASSETS	(48,032,705)	115,770,058
NET ASSETS:
Beginning of period	2,607,105,894	2,491,335,836
End of period	$2,559,073,189	$2,607,105,894
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-66

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.773	$10.006	$9.772	$11.546	$12.057	$11.460
Income (loss) from investment operations:
Net investment income[2]	0.167	0.319	0.276	0.223	0.189	0.237
Net realized and unrealized gain (loss)	0.212	(0.207)	0.238	(1.770)	(0.427)	0.620
Total from investment operations	0.379	0.112	0.514	(1.547)	(0.238)	0.857
Less dividends and distributions from:
Net investment income	—	(0.345)	(0.280)	(0.227)	(0.228)	(0.260)
Net realized gain	—	—	—	—	(0.045)	—
Total dividends and distributions	—	(0.345)	(0.280)	(0.227)	(0.273)	(0.260)
Net asset value, end of period	$10.152	$9.773	$10.006	$9.772	$11.546	$12.057
Total return[3]	3.87%	1.05%	5.30%	(13.44% )	(1.98% )	7.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,714,703	$1,743,047	$1,661,113	$1,574,338	$2,033,169	$2,172,627
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%	0.47%
Ratio of net investment income to average net assets	3.38%	3.18%	2.79%	2.13%	1.60%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.26%	3.06%	2.67%	2.01%	1.47%	1.85%
Portfolio turnover	20%	40%	47%	49%	95%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-67

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.777	$10.011	$9.777	$11.550	$12.061	$11.464
Income (loss) from investment operations:
Net investment income[2]	0.154	0.294	0.251	0.197	0.159	0.207
Net realized and unrealized gain (loss)	0.213	(0.208)	0.238	(1.770)	(0.427)	0.621
Total from investment operations	0.367	0.086	0.489	(1.573)	(0.268)	0.828
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.255)	(0.200)	(0.198)	(0.231)
Net realized gain	—	—	—	—	(0.045)	—
Total dividends and distributions	—	(0.320)	(0.255)	(0.200)	(0.243)	(0.231)
Net asset value, end of period	$10.144	$9.777	$10.011	$9.777	$11.550	$12.061
Total return[3]	3.73%	0.80%	5.03%	(13.66% )	(2.22% )	7.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$844,370	$864,059	$830,223	$812,378	$1,033,836	$1,032,877
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets	3.13%	2.93%	2.54%	1.88%	1.35%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.01%	2.81%	2.42%	1.76%	1.22%	1.60%
Portfolio turnover	20%	40%	47%	49%	95%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-68

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP SSGA Bond Index Fund-69

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$109,099
Legal	16,627
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,324 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Bond Index Fund-70

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$576,570
Distribution fees payable to LFD	171,136
Printing and mailing fees payable to Lincoln Life	183
Shareholder servicing fees payable to Lincoln Life	59,641
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$61,971,434
Purchases of U.S. government securities	447,997,253
Sales other than U.S. government securities	93,837,467
Sales of U.S. government securities	516,941,739
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,786,724,675
Aggregate unrealized appreciation of investments	$16,522,259
Aggregate unrealized depreciation of investments	(219,441,604)
Net unrealized depreciation of investments	$(202,919,345)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund-71

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$19,450,008	$—	$19,450,008
Agency Mortgage-Backed Securities	—	624,249,589	—	624,249,589
Agency Obligations	—	14,848,152	—	14,848,152
Corporate Bonds	—	615,832,726	—	615,832,726
Municipal Bonds	—	11,407,415	—	11,407,415
Non-Agency Asset-Backed Securities	—	9,600,342	—	9,600,342
Non-Agency Commercial Mortgage-Backed Securities	—	17,992,548	—	17,992,548
Regional Bonds	—	6,031,746	—	6,031,746
Sovereign Bonds	—	33,268,813	—	33,268,813
Supranational Banks	—	33,377,370	—	33,377,370
U.S. Treasury Obligations	—	1,149,076,297	—	1,149,076,297
Money Market Fund	48,670,324	—	—	48,670,324
Total Investments	$48,670,324	$2,535,135,006	$—	$2,583,805,330
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	12,389,861	32,538,142
Service Class	4,220,309	13,575,242
Shares reinvested:
Standard Class	—	5,939,928
Service Class	—	2,734,383
	16,610,170	54,787,695
Shares redeemed:
Standard Class	(21,845,822)	(26,130,676)
Service Class	(9,358,695)	(10,862,121)
	(31,204,517)	(36,992,797)
Net increase (decrease)	(14,594,347)	17,794,898
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA Bond Index Fund-72

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund-73

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.36%
Australia–0.02%
†MMG Ltd.	121,600	$59,572
		59,572
Brazil–3.23%
Ambev SA	133,500	326,557
B3 SA - Brasil Bolsa Balcao	148,200	396,611
Banco Bradesco SA	43,684	116,344
Banco BTG Pactual SA	33,372	259,514
Banco do Brasil SA	48,600	198,314
BB Seguridade Participacoes SA	19,100	126,101
BRF SA	14,400	53,485
Caixa Seguridade Participacoes SA	15,700	42,421
Centrais Eletricas Brasileiras SA	34,385	254,987
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,600	299,405
CPFL Energia SA	6,700	50,190
Embraer SA	20,000	284,110
Energisa SA	8,266	73,804
†Eneva SA	21,700	54,958
Engie Brasil Energia SA	5,325	44,595
Equatorial Energia SA	34,078	227,747
†JBS NV	10,900	156,907
Klabin SA	22,470	76,677
Localiza Rent a Car SA	26,093	195,898
Motiva Infraestrutura de Mobilidade SA	28,700	73,162
†Natura & Co. Holding SA	26,796	54,498
†NU Holdings Ltd. Class A	89,600	1,229,312
Petroleo Brasileiro SA - Petrobras	104,100	651,451
†PRIO SA	22,600	176,038
Raia Drogasil SA	36,656	102,214
Rede D'Or Sao Luiz SA	22,900	149,165
Rumo SA	34,818	118,878
Suzano SA	19,730	186,148
Telefonica Brasil SA	24,000	136,894
TIM SA	25,200	101,531
TOTVS SA	15,514	120,814
Ultrapar Participacoes SA	19,500	63,025
Vale SA	101,692	986,392
Vibra Energia SA	28,300	113,240
WEG SA	47,700	375,237
XP, Inc. Class A	10,400	210,080
		8,086,704
Chile–0.39%
Banco de Chile	1,299,175	196,489
Banco de Credito e Inversiones SA	2,535	107,046
Banco Santander Chile	1,929,862	121,203
Cencosud SA	34,013	115,735
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Empresas CMPC SA	29,372	$44,895
Empresas COPEC SA	11,014	75,001
Enel Americas SA	570,942	55,616
Enel Chile SA	785,642	58,171
Falabella SA	17,079	90,746
Latam Airlines Group SA	5,947,565	120,404
		985,306
China–23.72%
360 Security Technology, Inc. Class A	4,500	6,410
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	6,760
AAC Technologies Holdings, Inc.	22,500	117,064
†Advanced Micro-Fabrication Equipment, Inc. China Class A	208	5,297
AECC Aviation Power Co. Ltd. Class A	401	2,158
Agricultural Bank of China Ltd. Class A	43,200	35,457
Agricultural Bank of China Ltd. Class H	767,000	548,111
Aier Eye Hospital Group Co. Ltd. Class A	4,058	7,072
†Air China Ltd. Class A	1,200	1,322
†Akeso, Inc.	18,000	211,826
Alibaba Group Holding Ltd.	482,000	6,823,163
Aluminum Corp. of China Ltd. Class A	7,900	7,778
Aluminum Corp. of China Ltd. Class H	102,000	68,962
†Amlogic Shanghai Co. Ltd. Class A	71	704
Anhui Conch Cement Co. Ltd. Class A	800	2,398
Anhui Conch Cement Co. Ltd. Class H	35,500	90,437
Anhui Gujing Distillery Co. Ltd. Class A	200	3,719
Anhui Gujing Distillery Co. Ltd. Class B	3,300	44,164
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	10,064
Anhui Yingjia Distillery Co. Ltd. Class A	900	4,955
Anker Innovations Technology Co. Ltd. Class A	390	6,189
ANTA Sports Products Ltd.	34,600	418,652
LVIP SSGA Emerging Markets Equity Index Fund-1

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Autohome, Inc. ADR	2,000	$51,580
Avary Holding Shenzhen Co. Ltd. Class A	900	4,028
AviChina Industry & Technology Co. Ltd. Class H	62,000	35,079
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	4,525
†Baidu, Inc. Class A	62,600	670,880
Bank of Beijing Co. Ltd. Class A	13,700	13,061
Bank of Changsha Co. Ltd. Class A	4,200	5,828
Bank of Chengdu Co. Ltd. Class A	900	2,525
Bank of China Ltd. Class A	20,500	16,082
Bank of China Ltd. Class H	1,973,000	1,148,605
Bank of Communications Co. Ltd. Class A	24,420	27,271
Bank of Hangzhou Co. Ltd. Class A	4,400	10,330
Bank of Jiangsu Co. Ltd. Class A	10,500	17,500
Bank of Nanjing Co. Ltd. Class A	3,600	5,839
Bank of Ningbo Co. Ltd. Class A	3,170	12,108
Bank of Shanghai Co. Ltd. Class A	6,540	9,685
Bank of Suzhou Co. Ltd. Class A	5,000	6,128
Baoshan Iron & Steel Co. Ltd. Class A	11,000	10,117
Beijing Enterprises Water Group Ltd.	100,000	30,200
†Beijing Kingsoft Office Software, Inc. Class A	143	5,592
Beijing New Building Materials PLC Class A	2,500	9,243
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	2,247
Beijing Roborock Technology Co. Ltd. Class A	215	4,701
†Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	108	920
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	5,416
†Beijing-Shanghai High Speed Railway Co. Ltd. Class A	30,400	24,410
Bethel Automotive Safety Systems Co. Ltd. Class A	840	6,176
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Bilibili, Inc. Class Z	6,600	$141,664
BOC International China Co. Ltd. Class A	200	299
BOE Technology Group Co. Ltd. Class A	20,300	11,309
BYD Co. Ltd. Class A	1,000	46,353
BYD Co. Ltd. Class H	103,500	1,611,497
BYD Electronic International Co. Ltd.	22,500	91,580
†Cambricon Technologies Corp. Ltd. Class A	259	21,759
CGN Power Co. Ltd. Class A	1,300	661
CGN Power Co. Ltd. Class H	304,000	103,639
†Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,770
Changjiang Securities Co. Ltd. Class A	6,900	6,677
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	6,978
Chaozhou Three-Circle Group Co. Ltd. Class A	600	2,800
China CITIC Bank Corp. Ltd. Class H	230,000	219,277
China Coal Energy Co. Ltd. Class H	56,000	64,831
China Communications Services Corp. Ltd. Class H	62,000	33,657
China Construction Bank Corp. Class A	6,900	9,093
China Construction Bank Corp. Class H	2,689,000	2,721,124
China CSSC Holdings Ltd. Class A	2,800	12,718
†China Eastern Airlines Corp. Ltd. Class A	500	281
China Energy Engineering Corp. Ltd. Class A	23,600	7,347
China Everbright Bank Co. Ltd. Class A	23,400	13,558
China Everbright Bank Co. Ltd. Class H	79,000	39,450
China Feihe Ltd.	108,000	78,780
China Galaxy Securities Co. Ltd. Class A	1,400	3,353
China Galaxy Securities Co. Ltd. Class H	107,000	120,892
China Great Wall Securities Co. Ltd. Class A	5,800	6,787
†China Greatwall Technology Group Co. Ltd. Class A	4,000	8,262
LVIP SSGA Emerging Markets Equity Index Fund-2

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Hongqiao Group Ltd.	79,500	$183,057
China International Capital Corp. Ltd. Class A	400	1,975
China International Capital Corp. Ltd. Class H	44,800	101,574
China Life Insurance Co. Ltd. Class A	800	4,600
China Life Insurance Co. Ltd. Class H	212,000	511,549
†China Literature Ltd.	12,400	47,346
China Longyuan Power Group Corp. Ltd. Class H	91,000	82,114
China Mengniu Dairy Co. Ltd.	89,000	183,448
China Merchants Bank Co. Ltd. Class A	12,400	79,557
China Merchants Bank Co. Ltd. Class H	107,500	754,108
China Merchants Energy Shipping Co. Ltd. Class A	900	787
China Merchants Securities Co. Ltd. Class A	2,400	5,893
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	6,367
China Minsheng Banking Corp. Ltd. Class A	14,400	9,548
China National Nuclear Power Co. Ltd. Class A	14,000	18,220
†China National Software & Service Co. Ltd. Class A	1,080	7,052
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,900	10,083
China Oilfield Services Ltd. Class H	54,000	44,363
China Overseas Land & Investment Ltd.	106,500	185,650
China Pacific Insurance Group Co. Ltd. Class A	3,600	18,858
China Pacific Insurance Group Co. Ltd. Class H	75,000	258,027
China Petroleum & Chemical Corp. Class A	18,700	14,724
China Petroleum & Chemical Corp. Class H	680,000	356,740
China Power International Development Ltd.	135,000	51,454
China Railway Group Ltd. Class A	7,600	5,953
China Railway Signal & Communication Corp. Ltd. Class A	10,010	7,185
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	$11,096
China Resources Beer Holdings Co. Ltd.	46,000	147,144
China Resources Land Ltd.	91,000	309,835
China Resources Microelectronics Ltd. Class A	1,156	7,611
China Resources Mixc Lifestyle Services Ltd.	19,000	92,310
China Resources Pharmaceutical Group Ltd.	52,000	33,947
China Resources Power Holdings Co. Ltd.	60,000	144,973
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	364	1,590
†China Ruyi Holdings Ltd.	240,000	77,351
China Shenhua Energy Co. Ltd. Class A	3,900	22,074
China Shenhua Energy Co. Ltd. Class H	95,500	371,104
†China Southern Airlines Co. Ltd. Class A	7,800	6,425
†China State Construction Engineering Corp. Ltd. Class A	21,500	17,321
China Taiping Insurance Holdings Co. Ltd.	34,600	67,714
China Three Gorges Renewables Group Co. Ltd. Class A	4,500	2,676
China Tourism Group Duty Free Corp. Ltd. Class A	500	4,258
China Tower Corp. Ltd. Class H	125,900	180,501
China United Network Communications Ltd. Class A	19,200	14,318
†China Vanke Co. Ltd. Class A	7,300	6,543
†China Vanke Co. Ltd. Class H	62,000	38,678
China Yangtze Power Co. Ltd. Class A	12,484	52,515
China Zheshang Bank Co. Ltd. Class A	680	322
†Chongqing Changan Automobile Co. Ltd. Class A	3,400	6,057
Chongqing Rural Commercial Bank Co. Ltd. Class A	1,500	1,495
LVIP SSGA Emerging Markets Equity Index Fund-3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Chongqing Rural Commercial Bank Co. Ltd. Class H	64,000	$54,096
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,368
CITIC Ltd.	116,000	159,716
CITIC Securities Co. Ltd. Class A	6,485	25,008
CITIC Securities Co. Ltd. Class H	43,775	132,778
CMOC Group Ltd. Class A	4,800	5,647
CMOC Group Ltd. Class H	114,000	116,345
CNGR Advanced Material Co. Ltd. Class A	1,260	5,785
CNPC Capital Co. Ltd. Class A	11,600	11,832
†Contemporary Amperex Technology Co. Ltd.	2,400	100,648
Contemporary Amperex Technology Co. Ltd. Class A	2,540	89,541
COSCO SHIPPING Holdings Co. Ltd. Class A	6,190	13,002
COSCO SHIPPING Holdings Co. Ltd. Class H	81,150	141,275
CRRC Corp. Ltd. Class A	17,800	17,500
CRRC Corp. Ltd. Class H	118,000	71,308
CSC Financial Co. Ltd. Class A	3,500	11,752
CSPC Pharmaceutical Group Ltd.	226,240	222,543
Daqin Railway Co. Ltd. Class A	9,400	8,663
Dong-E-E-Jiao Co. Ltd. Class A	900	6,570
Dongfang Electric Corp. Ltd. Class A	3,900	9,116
Dongxing Securities Co. Ltd. Class A	3,973	6,184
East Money Information Co. Ltd. Class A	8,044	25,992
Eastroc Beverage Group Co. Ltd. Class A	260	11,397
ENN Energy Holdings Ltd.	22,500	180,630
Eoptolink Technology, Inc. Ltd. Class A	420	7,490
Eve Energy Co. Ltd. Class A	1,655	10,588
Everbright Securities Co. Ltd. Class A	1,400	3,515
Far East Horizon Ltd.	55,000	47,784
Flat Glass Group Co. Ltd. Class A	1,400	2,975
Focus Media Information Technology Co. Ltd. Class A	5,900	6,014
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,692	$14,629
Fosun International Ltd.	64,000	38,132
Founder Securities Co. Ltd. Class A	5,000	5,523
Foxconn Industrial Internet Co. Ltd. Class A	5,552	16,648
Fuyao Glass Industry Group Co. Ltd. Class A	900	7,159
Fuyao Glass Industry Group Co. Ltd. Class H	16,400	117,184
Ganfeng Lithium Group Co. Ltd. Class A	300	1,414
†GCL Technology Holdings Ltd.	690,000	88,131
GD Power Development Co. Ltd. Class A	5,000	3,379
GEM Co. Ltd. Class A	6,500	5,763
†Genscript Biotech Corp.	34,000	64,333
GF Securities Co. Ltd. Class A	5,500	12,908
Giant Biogene Holding Co. Ltd.	9,200	67,890
†GigaDevice Semiconductor, Inc. Class A	352	6,221
GoerTek, Inc. Class A	2,200	7,168
Goldwind Science & Technology Co. Ltd. Class A	4,200	6,010
Goneo Group Co. Ltd. Class A	812	5,469
†Great Wall Motor Co. Ltd. Class A	500	1,500
†Great Wall Motor Co. Ltd. Class H	65,000	100,364
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	14,425
GRG Banking Equipment Co. Ltd. Class A	3,000	5,636
Guangdong Haid Group Co. Ltd. Class A	700	5,724
Guangzhou Automobile Group Co. Ltd. Class A	5,000	5,226
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	7,359
Guangzhou Haige Communications Group, Inc. Co. Class A	100	195
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,760	6,981
Guosen Securities Co. Ltd. Class A	7,500	12,062
Guotai Haitong Securities Co. Ltd. Class A	8,180	21,893
LVIP SSGA Emerging Markets Equity Index Fund-4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guotai Haitong Securities Co. Ltd. Class H	45,112	$72,558
Guoyuan Securities Co. Ltd. Class A	5,440	5,993
H World Group Ltd. ADR	5,500	186,560
Haidilao International Holding Ltd.	47,000	89,609
Haier Smart Home Co. Ltd. Class A	3,100	10,727
Haier Smart Home Co. Ltd. Class H	69,400	199,428
†Hainan Airlines Holding Co. Ltd. Class A	41,100	7,689
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,670
Haitian International Holdings Ltd.	18,000	46,876
Hangzhou First Applied Material Co. Ltd. Class A	2,835	5,133
Hangzhou Silan Microelectronics Co. Ltd. Class A	100	347
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	5,956
Hansoh Pharmaceutical Group Co. Ltd.	32,000	121,610
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	6,507
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	10,563
Hengan International Group Co. Ltd.	18,500	53,247
Hengli Petrochemical Co. Ltd. Class A	5,500	10,947
Hengtong Optic-electric Co. Ltd. Class A	100	214
Hisense Home Appliances Group Co. Ltd. Class H	9,000	24,586
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	7,626
†Hua Hong Semiconductor Ltd.	18,000	79,976
Huadong Medicine Co. Ltd. Class A	300	1,690
Huafon Chemical Co. Ltd. Class A	6,700	6,183
Huaibei Mining Holdings Co. Ltd. Class A	2,800	4,432
Hualan Biological Engineering, Inc. Class A	2,120	4,638
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huaneng Power International, Inc. Class A	100	$100
Huaneng Power International, Inc. Class H	128,000	82,557
Huatai Securities Co. Ltd. Class A	2,900	7,214
Huatai Securities Co. Ltd. Class H	36,600	74,433
Huaxia Bank Co. Ltd. Class A	10,200	11,262
Huayu Automotive Systems Co. Ltd. Class A	600	1,477
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	2,851
Humanwell Healthcare Group Co. Ltd. Class A	2,000	5,856
Hunan Valin Steel Co. Ltd. Class A	9,400	5,775
Hwatsing Technology Co. Ltd. Class A	295	6,953
Hygon Information Technology Co. Ltd. Class A	1,183	23,359
IEIT Systems Co. Ltd. Class A	760	5,410
Iflytek Co. Ltd. Class A	2,200	14,708
Imeik Technology Development Co. Ltd. Class A	160	3,905
Industrial & Commercial Bank of China Ltd. Class A	31,600	33,481
Industrial & Commercial Bank of China Ltd. Class H	1,831,000	1,453,916
Industrial Bank Co. Ltd. Class A	10,896	35,503
Industrial Securities Co. Ltd. Class A	142	123
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	9,347
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	276
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	8,245
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,300	12,848
Inner Mongolia Yitai Coal Co. Ltd. Class B	26,200	51,922
LVIP SSGA Emerging Markets Equity Index Fund-5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Innovent Biologics, Inc.	35,000	$350,864
Isoftstone Information Technology Group Co. Ltd. Class A	400	3,052
†J&T Global Express Ltd.	62,200	53,867
†JA Solar Technology Co. Ltd. Class A	4,692	6,539
JCET Group Co. Ltd. Class A	1,900	8,938
†JD Health International, Inc.	31,950	175,975
†JD Logistics, Inc.	56,300	94,650
JD.com, Inc. Class A	68,121	1,112,572
†Jiangsu Eastern Shenghong Co. Ltd. Class A	1,100	1,279
Jiangsu Expressway Co. Ltd. Class H	32,000	45,208
Jiangsu Hengli Hydraulic Co. Ltd. Class A	832	8,368
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,822	20,443
Jiangsu King's Luck Brewery JSC Ltd. Class A	200	1,087
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	5,146
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	13,518
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	7,636
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,472
Jiangxi Copper Co. Ltd. Class H	32,000	62,292
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	3,819
Juneyao Airlines Co. Ltd. Class A	1,900	3,574
†Kanzhun Ltd. ADR	8,200	146,288
KE Holdings, Inc. Class A	59,100	352,704
†Kingdee International Software Group Co. Ltd.	85,000	168,001
Kingsoft Corp. Ltd.	26,600	139,026
†Kuaishou Technology	76,000	616,937
Kuang-Chi Technologies Co. Ltd. Class A	2,200	12,273
Kunlun Energy Co. Ltd.	112,000	108,863
†Kunlun Tech Co. Ltd. Class A	1,600	7,516
Kweichow Moutai Co. Ltd. Class A	600	118,109
LB Group Co. Ltd. Class A	3,100	7,022
Lenovo Group Ltd.	228,000	275,468
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lens Technology Co. Ltd. Class A	4,200	$13,089
†Li Auto, Inc. Class A	35,000	477,715
Li Ning Co. Ltd.	66,500	144,116
Liaoning Port Co. Ltd. Class A	33,300	6,977
Lingyi iTech Guangdong Co. Class A	1,600	1,920
Longfor Group Holdings Ltd.	57,256	67,847
LONGi Green Energy Technology Co. Ltd. Class A	2,072	4,345
Luxshare Precision Industry Co. Ltd. Class A	5,087	24,648
Luzhou Laojiao Co. Ltd. Class A	800	12,670
Maxscend Microelectronics Co. Ltd. Class A	752	7,499
Meihua Holdings Group Co. Ltd. Class A	4,200	6,268
†Meituan Class B	139,240	2,239,820
Metallurgical Corp. of China Ltd. Class A	1,800	749
Midea Group Co. Ltd. Class A	2,200	22,176
Midea Group Co. Ltd. Class H	10,100	96,025
MINISO Group Holding Ltd. ADR	2,865	52,200
Montage Technology Co. Ltd. Class A	634	7,261
Muyuan Foods Co. Ltd. Class A	3,050	17,892
NARI Technology Co. Ltd. Class A	5,183	16,219
NAURA Technology Group Co. Ltd. Class A	300	18,529
NetEase, Inc.	49,000	1,320,519
New China Life Insurance Co. Ltd. Class A	600	4,904
New China Life Insurance Co. Ltd. Class H	27,400	150,036
†New Hope Liuhe Co. Ltd. Class A	5,500	7,203
New Oriental Education & Technology Group, Inc.	34,500	186,309
†Ninestar Corp. Class A	1,900	6,087
Ningbo Deye Technology Co. Ltd. Class A	151	1,110
Ningbo Orient Wires & Cables Co. Ltd. Class A	100	723
Ningbo Tuopu Group Co. Ltd. Class A	1,165	7,671
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	10,811
LVIP SSGA Emerging Markets Equity Index Fund-6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†NIO, Inc. Class A	43,380	$148,459
Nongfu Spring Co. Ltd. Class H	57,200	293,424
OmniVision Integrated Circuits Group, Inc. Class A	465	8,294
Oppein Home Group, Inc. Class A	600	4,729
Orient Securities Co. Ltd. Class A	5,416	7,321
People's Insurance Co. Group of China Ltd. Class A	6,600	8,031
People's Insurance Co. Group of China Ltd. Class H	248,000	189,298
PetroChina Co. Ltd. Class A	11,500	13,724
PetroChina Co. Ltd. Class H	598,000	515,342
†Pharmaron Beijing Co. Ltd. Class A	1,600	5,484
PICC Property & Casualty Co. Ltd. Class H	196,000	380,862
Ping An Bank Co. Ltd. Class A	10,892	18,352
Ping An Insurance Group Co. of China Ltd. Class A	5,100	39,521
Ping An Insurance Group Co. of China Ltd. Class H	188,500	1,203,255
Piotech, Inc. Class A	191	4,100
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	11,079
Pop Mart International Group Ltd.	15,200	517,851
Postal Savings Bank of China Co. Ltd. Class A	12,400	9,470
Power Construction Corp. of China Ltd. Class A	13,500	9,180
Qifu Technology, Inc. ADR	3,000	130,080
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	10,722
Rockchip Electronics Co. Ltd. Class A	300	6,371
Rongsheng Petrochemical Co. Ltd. Class A	9,550	11,036
SAIC Motor Corp. Ltd. Class A	4,000	8,958
Sailun Group Co. Ltd. Class A	4,100	7,511
†Sanan Optoelectronics Co. Ltd. Class A	100	173
Sany Heavy Industry Co. Ltd. Class A	3,600	9,023
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Satellite Chemical Co. Ltd. Class A	978	$2,368
SDIC Capital Co. Ltd. Class A	200	210
SDIC Power Holdings Co. Ltd. Class A	6,200	12,742
Seres Group Co. Ltd. Class A	1,000	18,745
SF Holding Co. Ltd. Class A	2,900	19,748
SG Micro Corp. Class A	483	4,914
Shaanxi Coal Industry Co. Ltd. Class A	5,000	13,431
Shandong Gold Mining Co. Ltd. Class A	1,580	7,096
Shandong Gold Mining Co. Ltd. Class H	22,500	78,944
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	5,988
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	6,952
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	71,200	55,486
Shanghai Baosight Software Co. Ltd. Class A	113	373
Shanghai Baosight Software Co. Ltd. Class B	19,470	26,390
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	401	7,370
†Shanghai Electric Group Co. Ltd. Class A	11,200	11,565
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	8,754
Shanghai M&G Stationery, Inc. Class A	1,200	4,858
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	600	1,497
Shanghai Pudong Development Bank Co. Ltd. Class A	13,400	25,970
Shanghai Putailai New Energy Technology Co. Ltd. Class A	192	504
Shanghai RAAS Blood Products Co. Ltd. Class A	100	96
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	9,476
Shanghai United Imaging Healthcare Co. Ltd. Class A	364	6,490
LVIP SSGA Emerging Markets Equity Index Fund-7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	$7,175
Shanjin International Gold Co. Ltd. Class A	380	1,006
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	8,010
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	680	16,752
Shengyi Technology Co. Ltd. Class A	1,000	4,213
Shennan Circuits Co. Ltd. Class A	286	4,312
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	12,967
Shenzhen Inovance Technology Co. Ltd. Class A	650	5,860
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	15,693
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	7,917
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	9,251
Shenzhen Transsion Holdings Co. Ltd. Class A	899	10,015
Shenzhou International Group Holdings Ltd.	23,400	167,266
Sichuan Chuantou Energy Co. Ltd. Class A	1,700	3,805
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	9,528
Sichuan Road & Bridge Group Co. Ltd. Class A	140	193
†Sieyuan Electric Co. Ltd. Class A	200	2,035
Silergy Corp.	9,000	109,631
Sinotruk Hong Kong Ltd.	20,000	58,422
Smoore International Holdings Ltd.	51,000	118,691
SooChow Securities Co. Ltd. Class A	4,780	5,839
Southwest Securities Co. Ltd. Class A	8,100	4,920
Spring Airlines Co. Ltd. Class A	1,100	8,547
Sungrow Power Supply Co. Ltd. Class A	1,080	10,220
Sunny Optical Technology Group Co. Ltd.	20,200	179,406
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sunwoda Electronic Co. Ltd. Class A	200	$561
SUPCON Technology Co. Ltd. Class A	1,090	6,837
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	6,851
Suzhou TFC Optical Communication Co. Ltd. Class A	196	2,198
†TAL Education Group ADR	11,200	114,464
TBEA Co. Ltd. Class A	760	1,266
†TCL Technology Group Corp. Class A	9,580	5,790
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	8,069
Tencent Holdings Ltd.	180,500	11,630,627
Tencent Music Entertainment Group ADR	21,300	415,137
†Tianqi Lithium Corp. Class A	100	447
Tianshui Huatian Technology Co. Ltd. Class A	1,900	2,678
Tingyi Cayman Islands Holding Corp.	54,000	79,273
Tongcheng Travel Holdings Ltd.	34,800	87,033
TongFu Microelectronics Co. Ltd. Class A	1,032	3,691
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	7,749
†Tongwei Co. Ltd. Class A	3,600	8,420
TravelSky Technology Ltd. Class H	24,000	32,169
†Trina Solar Co. Ltd. Class A	3,105	6,300
Trip.com Group Ltd.	17,300	1,013,166
Tsingtao Brewery Co. Ltd. Class H	18,000	117,757
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	8,455
Unisplendour Corp. Ltd. Class A	1,180	3,954
Vipshop Holdings Ltd. ADR	9,300	139,965
Wanhua Chemical Group Co. Ltd. Class A	1,720	13,031
Want Want China Holdings Ltd.	129,000	90,223
Weichai Power Co. Ltd. Class A	3,700	7,948
Weichai Power Co. Ltd. Class H	56,000	114,017
LVIP SSGA Emerging Markets Equity Index Fund-8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Wens Foodstuff Group Co. Ltd. Class A	1,120	$2,671
Western Securities Co. Ltd. Class A	6,100	6,714
Western Superconducting Technologies Co. Ltd. Class A	795	5,760
Wingtech Technology Co. Ltd. Class A	1,700	7,972
†Wuhan Guide Infrared Co. Ltd. Class A	221	316
Wuliangye Yibin Co. Ltd. Class A	1,200	19,922
WUS Printed Circuit Kunshan Co. Ltd. Class A	910	5,420
WuXi AppTec Co. Ltd. Class A	1,032	10,024
WuXi AppTec Co. Ltd. Class H	9,056	91,107
†Wuxi Biologics Cayman, Inc.	99,000	325,304
XCMG Construction Machinery Co. Ltd. Class A	11,000	11,933
Xiamen C & D, Inc. Class A	3,200	4,632
Xiamen Tungsten Co. Ltd. Class A	1,800	5,258
†Xiaomi Corp. Class B	479,600	3,691,834
†Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	6,154
Xinyi Solar Holdings Ltd.	136,546	43,467
†XPeng, Inc. Class A	35,200	315,097
Yadea Group Holdings Ltd.	32,449	52,067
Yankuang Energy Group Co. Ltd. Class A	2,265	3,848
Yankuang Energy Group Co. Ltd. Class H	94,800	94,362
Yifeng Pharmacy Chain Co. Ltd. Class A	1,623	5,547
Yihai Kerry Arawana Holdings Co. Ltd. Class A	992	4,090
†Yonyou Network Technology Co. Ltd. Class A	3,640	6,794
Youngor Fashion Co. Ltd. Class A	4,200	4,281
Yum China Holdings, Inc.	10,600	473,926
Yunnan Aluminium Co. Ltd. Class A	300	670
Yunnan Baiyao Group Co. Ltd. Class A	1,680	13,084
†Yunnan Energy New Material Co. Ltd. Class A	1,900	7,773
Yunnan Yuntianhua Co. Ltd. Class A	2,100	6,441
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zangge Mining Co. Ltd. Class A	100	$596
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	200	5,584
Zhaojin Mining Industry Co. Ltd. Class H	45,500	119,600
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	7,511
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	9,977
Zhejiang Expressway Co. Ltd. Class H	42,600	39,233
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	5,308
Zhejiang Juhua Co. Ltd. Class A	900	3,607
†Zhejiang Leapmotor Technology Co. Ltd.	13,700	95,710
Zhejiang NHU Co. Ltd. Class A	964	2,862
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	600	2,212
Zhejiang Supor Co. Ltd. Class A	700	5,119
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	5,860
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	7,695
Zheshang Securities Co. Ltd. Class A	3,900	5,942
Zhongji Innolight Co. Ltd. Class A	940	19,253
Zhongjin Gold Corp. Ltd. Class A	4,100	8,439
Zhongsheng Group Holdings Ltd.	23,500	36,348
Zhongtai Securities Co. Ltd. Class A	100	90
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	7,314
Zhuzhou CRRC Times Electric Co. Ltd. Class H	13,000	52,421
Zijin Mining Group Co. Ltd. Class A	9,000	24,624
Zijin Mining Group Co. Ltd. Class H	164,000	421,777
ZTE Corp. Class A	3,400	15,450
ZTE Corp. Class H	19,800	61,567
ZTO Express Cayman, Inc.	12,050	213,347
		59,376,023
LVIP SSGA Emerging Markets Equity Index Fund-9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia–0.12%
Grupo Cibest SA	20,152	$236,883
Interconexion Electrica SA ESP	11,941	57,816
		294,699
Czech Republic–0.17%
CEZ AS	4,605	270,504
Komercni Banka AS	2,125	102,835
Moneta Money Bank AS	6,969	48,067
		421,406
Egypt–0.06%
Commercial International Bank - Egypt (CIB)	64,921	110,335
Eastern Co. SAE	31,282	18,920
Talaat Moustafa Group	24,118	27,012
		156,267
Greece–0.61%
Alpha Bank SA	59,598	209,908
Eurobank Ergasias Services & Holdings SA Class A	72,730	250,502
Hellenic Telecommunications Organization SA	4,420	84,034
Jumbo SA	3,279	113,171
Metlen Energy & Metals SA	2,762	149,729
National Bank of Greece SA	24,563	313,197
OPAP SA	5,295	120,067
Piraeus Financial Holdings SA	30,077	208,367
Public Power Corp. SA	5,248	85,766
		1,534,741
Hong Kong–0.82%
†Alibaba Health Information Technology Ltd.	160,000	97,107
Bank of Communications Co. Ltd. Class H	231,000	215,257
Beijing Enterprises Holdings Ltd.	14,000	57,725
BOC Aviation Ltd.	5,700	47,261
Bosideng International Holdings Ltd.	120,000	71,120
C&D International Investment Group Ltd.	19,326	39,272
China Gas Holdings Ltd.	81,398	76,131
China Merchants Port Holdings Co. Ltd.	37,740	68,750
China Minsheng Banking Corp. Ltd. Class H	195,000	110,616
China National Building Material Co. Ltd. Class H	83,696	40,060
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Railway Group Ltd. Class H	123,000	$59,050
China Resources Gas Group Ltd.	25,400	65,023
China State Construction International Holdings Ltd.	52,000	78,484
Chow Tai Fook Jewellery Group Ltd.	56,000	96,022
Geely Automobile Holdings Ltd.	172,000	351,087
Guangdong Investment Ltd.	88,000	73,738
Orient Overseas International Ltd.	3,000	51,057
Postal Savings Bank of China Co. Ltd. Class H	248,000	173,407
Sino Biopharmaceutical Ltd.	295,000	198,459
Sinopharm Group Co. Ltd. Class H	38,400	90,142
		2,059,768
Hungary–0.29%
MOL Hungarian Oil & Gas PLC	11,454	99,785
OTP Bank Nyrt	6,345	507,156
Richter Gedeon Nyrt	4,046	119,261
		726,202
India–17.80%
ABB India Ltd.	1,523	108,031
Adani Enterprises Ltd.	4,704	143,744
Adani Ports & Special Economic Zone Ltd.	15,321	259,138
†Adani Power Ltd.	16,493	112,502
Alkem Laboratories Ltd.	1,104	63,590
Ambuja Cements Ltd.	16,052	108,117
APL Apollo Tubes Ltd.	5,191	105,276
Apollo Hospitals Enterprise Ltd.	2,850	240,760
Ashok Leyland Ltd.	42,175	123,455
Asian Paints Ltd.	10,861	296,605
Astral Ltd.	3,401	59,767
AU Small Finance Bank Ltd.	10,305	98,260
†Aurobindo Pharma Ltd.	7,320	96,915
†Avenue Supermarts Ltd.	4,610	235,146
Axis Bank Ltd.	64,117	896,743
Bajaj Auto Ltd.	1,906	186,170
Bajaj Finance Ltd.	77,780	849,463
Bajaj Finserv Ltd.	10,849	260,091
Bajaj Holdings & Investment Ltd.	762	127,860
Balkrishna Industries Ltd.	2,292	65,377
LVIP SSGA Emerging Markets Equity Index Fund-10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bank of Baroda	27,652	$80,237
Bharat Electronics Ltd.	101,439	498,871
Bharat Forge Ltd.	7,375	112,585
Bharat Heavy Electricals Ltd.	27,301	84,813
Bharat Petroleum Corp. Ltd.	42,340	163,955
Bharti Airtel Ltd.	72,048	1,689,098
Bosch Ltd.	193	73,585
Britannia Industries Ltd.	3,067	209,252
BSE Ltd.	5,490	177,610
Canara Bank	48,656	64,806
CG Power & Industrial Solutions Ltd.	16,855	134,114
Cholamandalam Investment & Finance Co. Ltd.	11,873	225,572
Cipla Ltd.	15,906	279,427
Coal India Ltd.	52,643	240,728
Colgate-Palmolive India Ltd.	3,888	109,156
Container Corp. of India Ltd.	7,036	62,339
Coromandel International Ltd.	3,316	96,924
Cummins India Ltd.	3,828	151,821
Dabur India Ltd.	14,539	82,271
Divi's Laboratories Ltd.	3,370	267,742
Dixon Technologies India Ltd.	1,012	176,899
DLF Ltd.	20,181	197,288
Dr. Reddy's Laboratories Ltd.	16,478	246,863
Eicher Motors Ltd.	3,897	257,101
†Eternal Ltd.	135,756	418,101
†FSN E-Commerce Ventures Ltd.	32,178	78,227
GAIL India Ltd.	63,897	142,250
†GMR Airports Ltd.	78,318	77,858
Godrej Consumer Products Ltd.	11,407	156,761
†Godrej Properties Ltd.	4,261	116,511
Grasim Industries Ltd.	7,451	247,192
Havells India Ltd.	6,907	124,914
HCL Technologies Ltd.	26,357	531,409
HDFC Asset Management Co. Ltd.	2,705	163,830
HDFC Bank Ltd.	158,767	3,706,488
HDFC Life Insurance Co. Ltd.	27,410	260,131
Hero MotoCorp Ltd.	3,290	162,549
Hindalco Industries Ltd.	38,259	309,532
Hindustan Aeronautics Ltd.	5,635	320,085
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hindustan Petroleum Corp. Ltd.	26,084	$133,296
Hindustan Unilever Ltd.	22,909	613,151
†Hyundai Motor India Ltd.	4,615	119,449
ICICI Bank Ltd.	147,708	2,496,227
ICICI Lombard General Insurance Co. Ltd.	6,626	157,642
ICICI Prudential Life Insurance Co. Ltd.	9,545	73,174
†IDFC First Bank Ltd.	92,307	78,407
Indian Hotels Co. Ltd.	24,257	215,115
Indian Oil Corp. Ltd.	76,393	130,968
Indian Railway Catering & Tourism Corp. Ltd.	6,849	62,448
†Indus Towers Ltd.	37,112	182,025
†IndusInd Bank Ltd.	15,764	160,320
Info Edge India Ltd.	10,058	174,623
Infosys Ltd.	92,921	1,736,013
†InterGlobe Aviation Ltd.	5,363	374,037
ITC Ltd.	85,253	414,027
Jindal Stainless Ltd.	9,074	74,656
Jindal Steel & Power Ltd.	11,653	128,068
†Jio Financial Services Ltd.	81,073	309,254
JSW Energy Ltd.	11,601	70,670
JSW Steel Ltd.	17,392	207,157
Jubilant Foodworks Ltd.	10,302	84,318
Kalyan Jewellers India Ltd.	11,103	71,985
Kotak Mahindra Bank Ltd.	30,548	770,697
Larsen & Toubro Ltd.	18,842	806,460
LTIMindtree Ltd.	2,145	133,046
Lupin Ltd.	6,394	144,601
Macrotech Developers Ltd.	8,474	137,005
Mahindra & Mahindra Ltd.	26,131	969,910
†Mankind Pharma Ltd.	3,515	95,114
Marico Ltd.	13,967	117,660
Maruti Suzuki India Ltd.	3,494	505,413
Max Healthcare Institute Ltd.	22,054	328,136
Mphasis Ltd.	2,936	97,472
MRF Ltd.	66	109,575
Muthoot Finance Ltd.	3,340	102,278
Nestle India Ltd.	9,558	274,804
NHPC Ltd.	80,955	80,960
NMDC Ltd.	91,377	74,639
NTPC Ltd.	121,017	472,563
Oberoi Realty Ltd.	3,424	76,130
Oil & Natural Gas Corp. Ltd.	88,988	253,450
Oil India Ltd.	14,521	73,542
Oracle Financial Services Software Ltd.	645	67,607
Page Industries Ltd.	173	99,678
†PB Fintech Ltd.	9,603	204,127
Persistent Systems Ltd.	3,097	218,291
LVIP SSGA Emerging Markets Equity Index Fund-11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Petronet LNG Ltd.	20,174	$71,035
Phoenix Mills Ltd.	5,576	101,586
PI Industries Ltd.	2,145	102,644
Pidilite Industries Ltd.	4,248	151,391
Polycab India Ltd.	1,437	109,799
Power Finance Corp. Ltd.	42,073	209,907
Power Grid Corp. of India Ltd.	128,930	450,629
Prestige Estates Projects Ltd.	4,718	91,272
Punjab National Bank	63,894	82,345
Rail Vikas Nigam Ltd.	15,399	71,446
REC Ltd.	37,310	175,303
Reliance Industries Ltd.	170,654	2,986,994
Samvardhana Motherson International Ltd.	91,159	164,565
SBI Cards & Payment Services Ltd.	7,965	88,520
SBI Life Insurance Co. Ltd.	12,760	273,530
Shree Cement Ltd.	269	97,353
Shriram Finance Ltd.	39,868	328,756
Siemens Ltd.	2,401	91,047
Solar Industries India Ltd.	748	153,514
Sona Blw Precision Forgings Ltd.	12,089	67,860
SRF Ltd.	3,658	138,332
State Bank of India	50,495	483,021
Sun Pharmaceutical Industries Ltd.	27,131	530,359
Sundaram Finance Ltd.	1,870	112,921
Supreme Industries Ltd.	1,726	88,402
†Suzlon Energy Ltd.	271,859	214,786
Tata Communications Ltd.	3,025	59,642
Tata Consultancy Services Ltd.	25,353	1,023,766
Tata Consumer Products Ltd.	16,785	215,143
Tata Elxsi Ltd.	976	71,818
Tata Motors Ltd.	57,391	460,420
Tata Power Co. Ltd.	45,447	214,947
Tata Steel Ltd.	212,416	396,174
Tech Mahindra Ltd.	15,240	299,904
Thermax Ltd.	1,084	43,230
†Titan Co. Ltd.	10,067	433,263
Torrent Pharmaceuticals Ltd.	3,397	135,039
Torrent Power Ltd.	4,752	81,316
Trent Ltd.	5,142	372,776
Tube Investments of India Ltd.	3,024	109,658
TVS Motor Co. Ltd.	6,752	229,758
UltraTech Cement Ltd.	3,272	461,516
Union Bank of India Ltd.	44,932	80,491
United Spirits Ltd.	8,050	134,065
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†UPL Ltd.	13,754	$100,871
Varun Beverages Ltd.	38,232	204,008
Vedanta Ltd.	38,871	209,303
†Vodafone Idea Ltd.	684,074	59,236
Voltas Ltd.	6,823	104,576
Wipro Ltd.	74,092	229,892
†Yes Bank Ltd.	395,668	93,859
Zydus Lifesciences Ltd.	6,745	77,908
		44,555,989
Indonesia–1.16%
Alamtri Resources Indonesia Tbk. PT	421,800	47,619
†Amman Mineral Internasional PT	179,800	93,751
Astra International Tbk. PT	566,200	157,015
Bank Central Asia Tbk. PT	1,569,100	838,758
Bank Mandiri Persero Tbk. PT	1,055,800	317,146
Bank Negara Indonesia Persero Tbk. PT	431,600	109,542
Bank Rakyat Indonesia Persero Tbk. PT	1,928,959	444,741
†Barito Pacific Tbk. PT	578,398	59,191
Chandra Asri Pacific Tbk. PT	220,500	134,202
Charoen Pokphand Indonesia Tbk. PT	215,600	62,421
†GoTo Gojek Tokopedia Tbk. PT	26,271,200	93,855
Indofood CBP Sukses Makmur Tbk. PT	62,400	40,376
Indofood Sukses Makmur Tbk. PT	127,700	63,943
Kalbe Farma Tbk. PT	652,800	61,400
Sumber Alfaria Trijaya Tbk. PT	514,500	75,778
Telkom Indonesia Persero Tbk. PT	1,400,500	239,600
United Tractors Tbk. PT	39,300	51,918
		2,891,256
Ireland–0.81%
†PDD Holdings, Inc. ADR	19,400	2,030,404
		2,030,404
Kuwait–0.75%
Boubyan Bank KSCP	43,045	101,431
Gulf Bank KSCP	54,086	63,547
Kuwait Finance House KSCP	312,698	820,762
Mabanee Co. KPSC	18,723	53,555
LVIP SSGA Emerging Markets Equity Index Fund-12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kuwait (continued)
Mobile Telecommunications Co. KSCP	53,490	$84,555
National Bank of Kuwait SAKP	228,469	746,983
		1,870,833
Luxembourg–0.07%
Reinet Investments SCA	3,919	127,540
†Zabka Group SA	7,783	46,779
		174,319
Malaysia–1.26%
AMMB Holdings Bhd.	69,100	83,722
Axiata Group Bhd.	72,461	39,767
CelcomDigi Bhd.	102,800	96,022
CIMB Group Holdings Bhd.	227,307	366,613
Gamuda Bhd.	132,822	151,187
Genting Bhd.	64,500	46,732
Hong Leong Bank Bhd.	18,000	83,798
IHH Healthcare Bhd.	63,100	102,207
IOI Corp. Bhd.	65,200	57,942
Kuala Lumpur Kepong Bhd.	14,909	73,297
Malayan Banking Bhd.	152,770	351,940
Maxis Bhd.	71,800	61,598
MISC Bhd.	38,300	69,064
Mr. DIY Group M Bhd.	88,450	34,455
Nestle Malaysia Bhd.	1,900	34,630
Petronas Chemicals Group Bhd.	73,500	60,976
Petronas Dagangan Bhd.	7,800	39,880
Petronas Gas Bhd.	22,200	92,902
PPB Group Bhd.	19,400	47,394
Press Metal Aluminium Holdings Bhd.	96,600	118,958
Public Bank Bhd.	411,200	420,936
QL Resources Bhd.	50,300	54,973
RHB Bank Bhd.	44,788	67,008
SD Guthrie Bhd.	55,687	61,404
Sime Darby Bhd.	70,300	27,552
Sunway Bhd.	73,900	82,525
Telekom Malaysia Bhd.	31,159	48,504
Tenaga Nasional Bhd.	73,600	251,523
YTL Corp. Bhd.	103,100	56,860
YTL Power International Bhd.	66,800	63,132
		3,147,501
Mexico–2.04%
Alfa SAB de CV Class A	96,421	71,168
America Movil SAB de CV	507,400	454,279
Arca Continental SAB de CV	14,500	153,620
Cemex SAB de CV	430,000	297,674
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV	14,300	$138,523
Fibra Uno Administracion SA de CV	82,000	113,357
Fomento Economico Mexicano SAB de CV	48,500	498,944
Gruma SAB de CV Class B	4,510	77,784
Grupo Aeroportuario del Centro Norte SAB de CV	7,900	103,905
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,030	252,501
Grupo Aeroportuario del Sureste SAB de CV Class B	5,060	161,525
Grupo Bimbo SAB de CV	37,700	105,157
Grupo Carso SAB de CV	16,117	114,888
Grupo Comercial Chedraui SA de CV	7,700	60,974
Grupo Financiero Banorte SAB de CV Class O	71,200	653,358
Grupo Financiero Inbursa SAB de CV Class O	49,900	128,948
Grupo Mexico SAB de CV	86,700	523,263
†Industrias Penoles SAB de CV	5,660	158,249
Kimberly-Clark de Mexico SAB de CV Class A	41,700	76,446
Prologis Property Mexico SA de CV	30,729	115,861
Promotora y Operadora de Infraestructura SAB de CV	5,485	61,864
Qualitas Controladora SAB de CV	5,400	55,509
Southern Copper Corp.	2,524	255,353
Wal-Mart de Mexico SAB de CV	145,600	481,699
		5,114,849
Netherlands–0.05%
NEPI Rockcastle NV	16,034	122,222
		122,222
Peru–0.20%
Cia de Minas Buenaventura SAA ADR	4,500	73,890
Credicorp Ltd.	1,900	424,688
		498,578
Philippines–0.46%
Ayala Corp.	7,440	75,268
Ayala Land, Inc.	180,600	86,662
Bank of the Philippine Islands	57,888	133,596
BDO Unibank, Inc.	68,342	185,382
LVIP SSGA Emerging Markets Equity Index Fund-13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
International Container Terminal Services, Inc.	28,890	$210,618
Jollibee Foods Corp.	14,170	54,352
Manila Electric Co.	8,040	76,860
Metropolitan Bank & Trust Co.	50,304	64,745
PLDT, Inc.	1,830	39,567
SM Investments Corp.	6,210	96,132
SM Prime Holdings, Inc.	273,000	113,649
		1,136,831
Poland–1.10%
†Allegro.eu SA	17,842	171,776
†Bank Millennium SA	17,065	67,801
Bank Polska Kasa Opieki SA	5,205	268,080
Budimex SA	359	55,639
†CCC SA	1,517	86,352
CD Projekt SA	1,844	143,908
†Dino Polska SA	1,388	202,832
†KGHM Polska Miedz SA	3,787	135,543
LPP SA	29	118,193
†mBank SA	422	93,415
ORLEN SA	16,446	374,829
†PGE Polska Grupa Energetyczna SA	25,766	81,566
Powszechna Kasa Oszczednosci Bank Polski SA	24,298	507,702
Powszechny Zaklad Ubezpieczen SA	17,037	297,928
Santander Bank Polska SA	1,142	156,935
		2,762,499
Qatar–0.73%
Al Rayan Bank	170,961	109,297
Barwa Real Estate Co.	58,857	44,882
Commercial Bank PSQC	93,965	117,397
Dukhan Bank	47,121	47,082
Industries Qatar QSC	43,822	148,641
Mesaieed Petrochemical Holding Co.	159,959	59,155
Ooredoo QPSC	21,585	75,863
Qatar Electricity & Water Co. QSC	13,093	58,255
Qatar Fuel QSC	16,721	68,795
Qatar Gas Transport Co. Ltd.	79,294	108,019
Qatar International Islamic Bank QSC	26,811	80,176
Qatar Islamic Bank QPSC	50,583	307,722
Qatar National Bank QPSC	126,604	603,229
		1,828,513
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–10.11%
†Alteogen, Inc.	1,132	$311,897
Amorepacific Corp.	803	81,211
Celltrion, Inc.	4,431	522,858
CJ CheilJedang Corp.	224	41,213
Coway Co. Ltd.	1,543	110,260
DB Insurance Co. Ltd.	1,291	117,807
Doosan Bobcat, Inc.	1,576	67,742
†Doosan Enerbility Co. Ltd.	12,740	645,448
†Ecopro BM Co. Ltd.	1,404	104,256
Ecopro Co. Ltd.	2,940	97,975
Hana Financial Group, Inc.	8,136	518,247
Hanjin Kal Corp.	646	56,186
Hankook Tire & Technology Co. Ltd.	2,048	60,168
Hanmi Semiconductor Co. Ltd.	1,180	88,618
Hanwha Aerospace Co. Ltd.	963	604,308
†Hanwha Ocean Co. Ltd.	3,017	176,724
Hanwha Systems Co. Ltd.	2,126	91,201
HD Hyundai Co. Ltd.	1,284	123,031
HD Hyundai Electric Co. Ltd.	654	245,176
HD Hyundai Heavy Industries Co. Ltd.	620	195,694
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,207	325,939
†HLB, Inc.	3,453	125,125
HMM Co. Ltd.	7,456	124,316
HYBE Co. Ltd.	652	149,070
Hyundai Glovis Co. Ltd.	1,054	104,937
Hyundai Mobis Co. Ltd.	1,714	363,622
Hyundai Motor Co.	3,750	563,090
Hyundai Rotem Co. Ltd.	2,149	311,854
Industrial Bank of Korea	7,658	103,429
Kakao Corp.	8,788	389,820
KakaoBank Corp.	4,456	98,747
KB Financial Group, Inc.	10,398	854,469
Kia Corp.	6,766	484,137
Korea Aerospace Industries Ltd.	2,062	136,933
Korea Electric Power Corp.	6,847	197,859
Korea Investment Holdings Co. Ltd.	1,155	119,188
Korea Zinc Co. Ltd.	111	67,151
Korean Air Lines Co. Ltd.	5,075	85,732
†Krafton, Inc.	816	219,087
KT&G Corp.	2,676	252,578
LG Chem Ltd.	1,402	218,965
LG Corp.	2,364	139,089
†LG Display Co. Ltd.	7,886	52,304
LG Electronics, Inc.	3,004	163,824
†LG Energy Solution Ltd.	1,330	291,992
LVIP SSGA Emerging Markets Equity Index Fund-14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
LG H&H Co. Ltd.	246	$58,117
LG Innotek Co. Ltd.	433	47,145
LG Uplus Corp.	6,565	69,504
LS Electric Co. Ltd.	417	92,176
Meritz Financial Group, Inc.	2,338	194,495
Mirae Asset Securities Co. Ltd.	6,951	110,171
NAVER Corp.	4,032	782,953
NH Investment & Securities Co. Ltd.	4,353	64,372
Orion Corp.	672	54,071
†POSCO Future M Co. Ltd.	847	79,053
POSCO Holdings, Inc.	2,049	394,731
Posco International Corp.	1,573	57,746
†Samsung Biologics Co. Ltd.	503	369,110
Samsung C&T Corp.	2,391	284,966
Samsung Electro-Mechanics Co. Ltd.	1,561	155,094
Samsung Electronics Co. Ltd.	132,528	5,860,601
Samsung Fire & Marine Insurance Co. Ltd.	873	279,917
†Samsung Heavy Industries Co. Ltd.	19,807	244,932
Samsung Life Insurance Co. Ltd.	2,194	206,599
Samsung SDI Co. Ltd.	1,767	225,612
Samsung SDS Co. Ltd.	1,222	153,171
Samyang Foods Co. Ltd.	117	120,794
Shinhan Financial Group Co. Ltd.	12,120	549,482
†SK Biopharmaceuticals Co. Ltd.	836	56,931
SK Hynix, Inc.	15,250	3,286,094
SK Innovation Co. Ltd.	1,984	179,840
†SK Square Co. Ltd.	2,680	360,216
SK Telecom Co. Ltd.	1,504	63,279
SK, Inc.	1,025	154,823
†SKC Co. Ltd.	601	48,901
S-Oil Corp.	1,405	62,298
Woori Financial Group, Inc.	18,803	312,868
Yuhan Corp.	1,492	114,915
		25,298,254
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πGMK Norilskiy Nickel PAO	595,900	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
=†πMoscow Exchange MICEX-RTS PJSC	149,010	$0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	31,720	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PAO	697,800	0
=†πTatneft PJSC	132,700	0
=†πVK IPJSC GDR	12,642	0
=†πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–3.44%
†ACWA Power Co.	4,156	283,274
Ades Holding Co.	8,957	32,713
Al Rajhi Bank	54,696	1,379,589
†Al Rajhi Co. for Co-operative Insurance	1,264	43,355
Alinma Bank	34,614	247,451
Almarai Co. JSC	13,859	187,316
Arab National Bank	25,071	145,182
Arabian Internet & Communications Services Co.	690	48,999
Bank AlBilad	20,686	145,118
†Bank Al-Jazira	13,540	46,386
Banque Saudi Fransi	34,480	164,169
Bupa Arabia for Cooperative Insurance Co.	2,389	113,446
Co. for Cooperative Insurance	2,182	91,926
Dallah Healthcare Co.	896	31,197
†Dar Al Arkan Real Estate Development Co.	14,982	76,742
Dr. Sulaiman Al Habib Medical Services Group Co.	2,486	179,728
Elm Co.	681	181,833
Etihad Etisalat Co.	10,669	168,690
†Jabal Omar Development Co.	16,268	87,460
Jarir Marketing Co.	16,083	53,764
Makkah Construction & Development Co.	2,757	67,777
Mouwasat Medical Services Co.	2,736	55,050
Nahdi Medical Co.	1,083	36,875
Riyad Bank	41,667	319,193
SABIC Agri-Nutrients Co.	6,606	188,886
LVIP SSGA Emerging Markets Equity Index Fund-15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Sahara International Petrochemical Co.	10,184	$53,834
SAL Saudi Logistics Services	1,013	50,711
†Saudi Arabian Mining Co.	36,802	525,554
Saudi Arabian Oil Co.	168,719	1,093,960
Saudi Aramco Base Oil Co.	1,550	42,244
Saudi Awwal Bank	28,530	256,279
Saudi Basic Industries Corp.	25,392	369,997
Saudi Electricity Co.	23,907	93,650
Saudi Industrial Investment Group	9,434	42,208
Saudi Investment Bank	16,767	64,911
†Saudi Kayan Petrochemical Co.	19,279	26,575
Saudi National Bank	81,733	786,972
†Saudi Research & Media Group	1,079	55,614
Saudi Tadawul Group Holding Co.	1,280	60,226
Saudi Telecom Co.	56,585	641,870
Yanbu National Petrochemical Co.	8,398	67,662
		8,608,386
South Africa–2.83%
Absa Group Ltd.	24,070	239,579
Aspen Pharmacare Holdings Ltd.	10,528	71,058
Bid Corp. Ltd.	9,523	251,435
Bidvest Group Ltd.	9,331	123,080
Capitec Bank Holdings Ltd.	2,469	493,666
Clicks Group Ltd.	6,364	133,364
Discovery Ltd.	15,376	186,917
FirstRand Ltd.	140,458	600,435
Gold Fields Ltd.	24,909	589,837
Harmony Gold Mining Co. Ltd.	16,203	225,448
†Impala Platinum Holdings Ltd.	25,515	229,259
Kumba Iron Ore Ltd.	1,554	25,020
MTN Group Ltd.	47,991	382,019
Naspers Ltd. Class N	4,626	1,443,374
Nedbank Group Ltd.	13,160	180,670
Old Mutual Ltd.	118,303	80,656
OUTsurance Group Ltd.	23,272	102,967
Pepkor Holdings Ltd.	68,826	105,956
Remgro Ltd.	14,302	127,995
Sanlam Ltd.	50,938	255,125
†Sasol Ltd.	15,396	68,555
Shoprite Holdings Ltd.	14,203	222,186
Standard Bank Group Ltd.	36,828	472,858
Valterra Platinum Ltd.	5,952	265,025
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Vodacom Group Ltd.	16,942	$130,818
Woolworths Holdings Ltd.	26,040	76,133
		7,083,435
Taiwan–18.62%
Accton Technology Corp.	14,000	349,913
Acer, Inc.	82,000	84,973
Advantech Co. Ltd.	12,951	150,246
Airtac International Group	3,696	110,041
Alchip Technologies Ltd.	2,000	212,064
ASE Technology Holding Co. Ltd.	94,000	471,577
Asia Cement Corp.	64,000	93,428
Asia Vital Components Co. Ltd.	9,000	229,882
Asustek Computer, Inc.	20,000	442,147
AUO Corp.	165,000	69,740
Catcher Technology Co. Ltd.	17,000	123,442
Cathay Financial Holding Co. Ltd.	265,154	570,755
Chailease Holding Co. Ltd.	42,494	184,051
Chang Hwa Commercial Bank Ltd.	173,641	111,154
Cheng Shin Rubber Industry Co. Ltd.	48,000	62,089
China Airlines Ltd.	76,000	56,157
China Steel Corp.	336,000	216,104
Chunghwa Telecom Co. Ltd.	105,000	485,681
Compal Electronics, Inc.	119,000	118,363
CTBC Financial Holding Co. Ltd.	472,000	706,410
Delta Electronics, Inc.	55,000	778,302
E Ink Holdings, Inc.	24,000	181,652
E.Sun Financial Holding Co. Ltd.	408,084	458,716
†Eclat Textile Co. Ltd.	5,000	70,250
Elite Material Co. Ltd.	8,000	241,909
eMemory Technology, Inc.	2,000	161,913
Eva Airways Corp.	77,000	105,100
Evergreen Marine Corp. Taiwan Ltd.	30,986	211,004
Far Eastern New Century Corp.	81,000	91,233
Far EasTone Telecommunications Co. Ltd.	49,000	150,208
Feng TAY Enterprise Co. Ltd.	14,193	59,591
First Financial Holding Co. Ltd.	317,379	315,596
Formosa Chemicals & Fibre Corp.	97,000	76,101
Formosa Plastics Corp.	121,000	144,387
LVIP SSGA Emerging Markets Equity Index Fund-16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Fortune Electric Co. Ltd.	4,400	$84,787
Fubon Financial Holding Co. Ltd.	231,696	693,849
Gigabyte Technology Co. Ltd.	15,000	145,758
Global Unichip Corp.	2,000	89,458
Globalwafers Co. Ltd.	8,000	82,567
Hon Hai Precision Industry Co. Ltd.	350,000	1,931,068
†Hotai Motor Co. Ltd.	8,320	160,329
Hua Nan Financial Holdings Co. Ltd.	254,388	236,686
Innolux Corp.	215,930	86,490
International Games System Co. Ltd.	7,000	205,490
Inventec Corp.	77,000	111,592
Jentech Precision Industrial Co. Ltd.	2,500	129,372
KGI Financial Holding Co. Ltd.	452,048	231,873
Largan Precision Co. Ltd.	3,000	245,011
Lite-On Technology Corp.	60,000	227,450
Lotes Co. Ltd.	2,000	92,607
MediaTek, Inc.	43,000	1,842,492
Mega Financial Holding Co. Ltd.	335,887	471,709
Micro-Star International Co. Ltd.	21,000	103,247
Nan Ya Plastics Corp.	143,000	133,604
Nien Made Enterprise Co. Ltd.	5,000	69,705
Novatek Microelectronics Corp.	16,000	298,414
Pegatron Corp.	56,000	147,524
†PharmaEssentia Corp.	7,000	131,306
†Pou Chen Corp.	63,000	66,803
President Chain Store Corp.	16,000	140,320
Quanta Computer, Inc.	76,000	714,884
Realtek Semiconductor Corp.	14,000	271,894
Ruentex Development Co. Ltd.	45,295	46,179
Shanghai Commercial & Savings Bank Ltd.	110,190	174,927
†Shin Kong Financial Holding Co. Ltd.	430,546	166,552
SinoPac Financial Holdings Co. Ltd.	305,986	253,430
Synnex Technology International Corp.	33,000	72,728
Taishin Financial Holding Co. Ltd.	331,362	178,739
Taiwan Business Bank	193,562	101,714
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	301,830	$255,571
Taiwan High Speed Rail Corp.	55,000	53,177
Taiwan Mobile Co. Ltd.	48,000	188,883
Taiwan Semiconductor Manufacturing Co. Ltd.	691,000	25,269,419
TCC Group Holdings Co. Ltd.	192,050	167,637
Unimicron Technology Corp.	36,000	140,504
Uni-President Enterprises Corp.	133,000	368,663
United Microelectronics Corp.	315,000	475,113
Vanguard International Semiconductor Corp.	29,111	100,247
Voltronic Power Technology Corp.	2,000	86,271
Wan Hai Lines Ltd.	18,190	55,318
Wistron Corp.	78,000	328,166
Wiwynn Corp.	3,000	260,505
WPG Holdings Ltd.	45,000	108,162
Yageo Corp.	11,898	197,434
Yang Ming Marine Transport Corp.	49,000	119,116
Yuanta Financial Holding Co. Ltd.	294,048	344,131
Zhen Ding Technology Holding Ltd.	17,000	58,503
		46,611,557
Thailand–0.97%
Advanced Info Service PCL NVDR	29,263	250,817
Airports of Thailand PCL NVDR	120,623	112,422
Bangkok Dusit Medical Services PCL NVDR	314,090	201,000
Bumrungrad Hospital PCL NVDR	17,360	74,567
Central Pattana PCL NVDR	56,236	79,983
Charoen Pokphand Foods PCL NVDR	99,477	70,447
CP ALL PCL NVDR	151,643	205,395
CP Axtra PCL NVDR	59,593	32,870
Delta Electronics Thailand PCL	87,749	259,127
†Gulf Development PCL	51,332	61,187
†Gulf Development PCL NVDR	75,571	90,080
Home Product Center PCL NVDR	173,962	34,843
Kasikornbank PCL NVDR	16,506	77,968
LVIP SSGA Emerging Markets Equity Index Fund-17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Krung Thai Bank PCL NVDR	95,845	$62,871
Minor International PCL NVDR	95,783	68,516
PTT Exploration & Production PCL NVDR	37,802	127,406
PTT Oil & Retail Business PCL	77,446	26,980
PTT PCL NVDR	282,325	260,706
SCB X PCL NVDR	23,370	84,512
Siam Cement PCL NVDR	22,116	114,547
TMBThanachart Bank PCL	619,155	35,806
†True Corp. PCL NVDR	291,185	99,588
		2,431,638
Turkey–0.52%
Akbank TAS	91,057	156,047
Aselsan Elektronik Sanayi Ve Ticaret AS	38,964	147,552
BIM Birlesik Magazalar AS	12,745	158,361
Coca-Cola Icecek AS	26,318	32,543
Eregli Demir ve Celik Fabrikalari TAS	94,057	63,041
Ford Otomotiv Sanayi AS	18,102	40,613
Haci Omer Sabanci Holding AS	31,211	70,301
KOC Holding AS	21,484	83,144
†Pegasus Hava Tasimaciligi AS	6,598	42,602
†Sasa Polyester Sanayi AS	332,751	25,585
Turk Hava Yollari AO	15,213	108,381
Turkcell Iletisim Hizmetleri AS	33,636	81,361
Turkiye Is Bankasi AS Class C	238,566	80,065
Turkiye Petrol Rafinerileri AS	27,420	96,423
Turkiye Sise ve Cam Fabrikalari AS	35,707	32,328
†Yapi ve Kredi Bankasi AS	102,559	81,687
		1,300,034
United Arab Emirates–1.55%
Abu Dhabi Commercial Bank PJSC	83,210	305,424
Abu Dhabi Islamic Bank PJSC	41,333	241,995
Abu Dhabi National Oil Co. for Distribution PJSC	84,645	84,585
ADNOC Drilling Co. PJSC	91,406	141,865
Adnoc Gas PLC	172,751	160,859
Aldar Properties PJSC	109,055	265,003
Americana Restaurants International PLC - Foreign Co.	88,874	54,448
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Dubai Electricity & Water Authority PJSC	168,809	$129,634
Dubai Islamic Bank PJSC	81,689	201,703
Emaar Development PJSC	28,439	104,701
Emaar Properties PJSC	184,816	685,601
Emirates NBD Bank PJSC	53,768	333,799
Emirates Telecommunications Group Co. PJSC	98,515	472,108
First Abu Dhabi Bank PJSC	121,289	548,145
†Multiply Group PJSC	91,694	60,251
Salik Co. PJSC	52,753	86,888
		3,877,009
United Kingdom–0.26%
Anglogold Ashanti PLC	14,037	641,231
		641,231
United States–0.20%
†BeOne Medicines Ltd.	23,500	444,550
†Legend Biotech Corp. ADR	1,800	63,882
		508,432
Total Common Stock (Cost $153,567,645)		236,194,458
ΔPREFERRED STOCKS–1.61%
Brazil–1.14%
Banco Bradesco SA 5.63%	147,871	457,513
Centrais Eletricas Brasileiras SA 4.36%	6,200	50,895
Cia Energetica de Minas Gerais 17.72%	46,116	92,094
Cia Paranaense de Energia - Copel 6.56%	30,500	69,947
Gerdau SA 4.00%	36,850	108,520
Itau Unibanco Holding SA 6.77%	149,320	1,013,313
Itausa SA 8.01%	157,355	317,137
Petroleo Brasileiro SA - Petrobras 10.92%	130,300	752,335
		2,861,754
Chile–0.06%
†Sociedad Quimica y Minera de Chile SA 0.59%	3,998	142,475
		142,475
Republic of Korea–0.41%
Hyundai Motor Co. 7.93%	1,043	122,483
Hyundai Motor Co. 8.12%	591	67,489
Samsung Electronics Co. Ltd. 2.93%	22,957	842,176
		1,032,148
LVIP SSGA Emerging Markets Equity Index Fund-18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Russia–0.00%
=†πSurgutneftegas PAO	640,200	$0
		0
Total Preferred Stocks (Cost $3,416,986)		4,036,377
ΔRIGHTS–0.01%
Republic of Korea–0.01%
=†Hanwha Aerospace Co. Ltd. expiration date 7/2/25	65	7,899
=†POSCO Future M Co. Ltd. expiration date 7/22/25	100	2,223
Total Rights (Cost $0)		10,122
ΔWARRANTS–0.00%
Malaysia–0.00%
=†YTL Corp. Bhd. exp 6/02/28 exercise price MYR 1.5000	20,620	4,016
=†YTL Power International Bhd. exp 6/02/28 exercise price MYR 2.4500	13,360	4,854
		8,870
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
Thailand–0.00%
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	$22
		22
Total Warrants (Cost $0)		8,892

MONEY MARKET FUND–3.75%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	9,403,970	9,403,970
Total Money Market Fund (Cost $9,403,970)		9,403,970

TOTAL INVESTMENTS–99.73% (Cost $166,388,601)	249,653,819
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	663,713
NET ASSETS APPLICABLE TO 20,827,136 SHARES OUTSTANDING–100.00%	$250,317,532
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($230,926,364 / 19,207,556 Shares)	$12.023
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($19,391,168 / 1,619,580 Shares)	$11.973
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$215,998,878
Distributable earnings/(accumulated loss)	34,318,654
TOTAL NET ASSETS	$250,317,532

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Emerging Markets Equity Index Fund-19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PAO	10/31/2018	311,071	0
Surgutneftegas PAO	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,517	$0

★Includes $260,220 cash collateral held at broker for futures contracts, $29,116 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $16,676 variation margin due from broker on futures contracts, $373,246 variation margin due from brokers on centrally cleared swap contracts, $635,894 payable for fund shares redeemed, $310,000 cash collateral due to brokers for certain open bilateral derivatives, $128,308 other accrued expenses payable, $77,709 due to manager and affiliates, $2,727,484 foreign capital gain taxes payable, $18,653 payable for audit fee and $13,430 payable for fund accounting fee as of June 30, 2025.

The following futures contracts and swap contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
114	ICE U.S. MSCI Emerging Markets Index Futures	$7,030,950	$6,883,956	9/19/25	$146,994	$—
LVIP SSGA Emerging Markets Equity Index Fund-20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
UBS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M4	5,906,552	1.59%	10/21/25	$355,906	$355,906	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
ICE–Intercontinental Exchange
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
MYR–Malaysian Ringgit
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$4,106,436
Foreign taxes withheld	(437,085)
3,669,351
EXPENSES:
Management fees	421,361
Custodian fees	129,824
Index fees	84,497
Professional fees	60,139
Shareholder servicing fees	35,940
Accounting and administration expenses	31,913
Pricing fees	24,357
Distribution fees-Service Class	21,862
Consulting fees	13,590
Trustees’ fees and expenses	4,001
Reports and statements to shareholders	3,103
Other	5,766
836,353
Less:
Expenses reimbursed	(194,842)
Total operating expenses	641,511
NET INVESTMENT INCOME	3,027,840
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	14,281,917
Foreign currencies	77,273
Futures contracts	(38,942)
Swap contracts	(372,349)
Net realized gain	13,947,899
Net change in unrealized appreciation (depreciation) of:
Investments**	17,882,248
Foreign currencies	82,627
Futures contracts	294,609
Swap contracts	527,207
Net change in unrealized appreciation (depreciation)	18,786,691
NET REALIZED AND UNREALIZED GAIN	32,734,590
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,762,430

*	Includes $476,091 foreign capital gains taxes paid.
**	Includes $(5,680) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,027,840	$6,520,784
Net realized gain	13,947,899	12,185,791
Net change in unrealized appreciation (depreciation)	18,786,691	2,690,984
Net increase in net assets resulting from operations	35,762,430	21,397,559
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,096,949)
Service Class	—	(416,977)
	—	(7,513,926)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,878,383	12,974,648
Service Class	2,198,423	4,497,411
Reinvestment of dividends and distributions:
Standard Class	—	7,096,949
Service Class	—	416,977
	9,076,806	24,985,985
Cost of shares redeemed:
Standard Class	(63,710,156)	(107,420,092)
Service Class	(2,065,072)	(4,359,524)
	(65,775,228)	(111,779,616)
Decrease in net assets derived from capital share transactions	(56,698,422)	(86,793,631)
NET DECREASE IN NET ASSETS	(20,935,992)	(72,909,998)
NET ASSETS:
Beginning of period	271,253,524	344,163,522
End of period	$250,317,532	$271,253,524
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-22

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.413	$10.015	$9.522	$12.488	$13.244	$11.537
Income (loss) from investment operations:
Net investment income[2]	0.133	0.224	0.238	0.256	0.238	0.189
Net realized and unrealized gain (loss)	1.477	0.465	0.588	(2.906)	(0.674)	1.776
Total from investment operations	1.610	0.689	0.826	(2.650)	(0.436)	1.965
Less dividends and distributions from:
Net investment income	—	(0.291)	(0.333)	(0.316)	(0.320)	(0.214)
Net realized gain	—	—	—	—	—	(0.044)
Total dividends and distributions	—	(0.291)	(0.333)	(0.316)	(0.320)	(0.258)
Net asset value, end of period	$12.023	$10.413	$10.015	$9.522	$12.488	$13.244
Total return[3]	15.46%	6.80%	8.83%	(21.19% )	(3.30% )	17.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,926	$254,576	$328,587	$315,286	$815,846	$792,366
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.58%	0.61%	0.52%	0.57%
Ratio of net investment income to average net assets	2.46%	2.13%	2.40%	2.37%	1.76%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30%	1.98%	2.32%	2.26%	1.74%	1.67%
Portfolio turnover	2%	5%	15%	11%	19%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-23

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.383	$9.988	$9.497	$12.456	$13.215	$11.521
Income (loss) from investment operations:
Net investment income[2]	0.119	0.197	0.212	0.222	0.202	0.164
Net realized and unrealized gain (loss)	1.471	0.463	0.587	(2.890)	(0.668)	1.767
Total from investment operations	1.590	0.660	0.799	(2.668)	(0.466)	1.931
Less dividends and distributions from:
Net investment income	—	(0.265)	(0.308)	(0.291)	(0.293)	(0.193)
Net realized gain	—	—	—	—	—	(0.044)
Total dividends and distributions	—	(0.265)	(0.308)	(0.291)	(0.293)	(0.237)
Net asset value, end of period	$11.973	$10.383	$9.988	$9.497	$12.456	$13.215
Total return[3]	15.31%	6.54%	8.56%	(21.39% )	(3.54% )	16.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,391	$16,677	$15,577	$14,300	$16,247	$8,831
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.90%	0.83%	0.86%	0.77%	0.82%
Ratio of net investment income to average net assets	2.21%	1.88%	2.15%	2.12%	1.51%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	1.73%	2.07%	2.01%	1.49%	1.42%
Portfolio turnover	2%	5%	15%	11%	19%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-24

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP SSGA Emerging Markets Equity Index Fund-25

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP SSGA Emerging Markets Equity Index Fund is $3,015,778 and $2,991,703 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP SSGA Emerging Markets Equity Index Fund-26

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$559,308	$292,174	$464,599	$1,316,081
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$10,748
Legal	1,638
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $415 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$29,116
Management fees payable to LFI	68,024
Distribution fees payable to LFD	3,883
Shareholder servicing fees payable to Lincoln Life	5,802
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,009,887
Sales	61,114,043
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$166,388,601
Aggregate unrealized appreciation of investments and derivatives	$107,623,399
Aggregate unrealized depreciation of investments and derivatives	(23,855,281)
Net unrealized appreciation of investments and derivatives	$83,768,118
LVIP SSGA Emerging Markets Equity Index Fund-27

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$59,572	$—	$59,572
Brazil	8,086,704	—	—	8,086,704
Chile	985,306	—	—	985,306
China	1,984,909	57,391,114	—	59,376,023
Colombia	57,816	236,883	—	294,699
Czech Republic	270,504	150,902	—	421,406
Egypt	18,920	137,347	—	156,267
Greece	527,180	1,007,561	—	1,534,741
Hong Kong	68,750	1,991,018	—	2,059,768
Hungary	119,261	606,941	—	726,202
India	536,105	44,019,884	—	44,555,989
Indonesia	—	2,891,256	—	2,891,256
Ireland	2,030,404	—	—	2,030,404
Kuwait	1,870,833	—	—	1,870,833
Luxembourg	127,540	46,779	—	174,319
Malaysia	268,406	2,879,095	—	3,147,501
Mexico	5,114,849	—	—	5,114,849
Netherlands	122,222	—	—	122,222
Peru	498,578	—	—	498,578
Philippines	420,237	716,594	—	1,136,831
Poland	—	2,762,499	—	2,762,499
LVIP SSGA Emerging Markets Equity Index Fund-28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Qatar	$738,514	$1,089,999	$—	$1,828,513
Republic of Korea	—	25,298,254	—	25,298,254
Russia	—	—	— *	—
Saudi Arabia	689,008	7,919,378	—	8,608,386
South Africa	1,652,512	5,430,923	—	7,083,435
Taiwan	—	46,611,557	—	46,611,557
Thailand	446,200	1,985,438	—	2,431,638
Turkey	158,361	1,141,673	—	1,300,034
United Arab Emirates	1,086,805	2,790,204	—	3,877,009
United Kingdom	—	641,231	—	641,231
United States	63,882	444,550	—	508,432
Preferred Stocks
Brazil	2,861,754	—	—	2,861,754
Chile	142,475	—	—	142,475
Republic of Korea	—	1,032,148	—	1,032,148
Russia	—	—	— *	—
Rights	—	—	10,122	10,122
Warrants	—	22	8,870	8,892
Money Market Fund	9,403,970	—	—	9,403,970
Total Investments	$40,352,005	$209,282,822	$18,992	$249,653,819
Derivatives:

Assets:
Futures Contract	$146,994	$—	$—	$146,994
Swap Contract	$—	$355,906	$—	$355,906

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Rights	$10,122	Enterprise Value	Deal Terms - Intrinsic Value	#
Warrants	$8,870	Enterprise Value	Deal Terms - Intrinsic Value	#
Total	$18,992
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
LVIP SSGA Emerging Markets Equity Index Fund-29

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$10,386	$—	$—	$—	$—	$(10,386)	$—	$—	$—	$—	$—
Preferred Stock	—	—	—	—	—	—	—	—	—	—	—
Rights	—	—	—	—	—	—	—	—	10,122	10,122	10,122
Warrants	—	—	—	—	—	—	—	—	8,870	8,870	8,870
Total	$10,386	$—	$—	$—	$—	(10,386)$	$—	$—	$18,992	$18,992	$18,992
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	616,763	1,230,224
Service Class	201,819	423,241
Shares reinvested:
Standard Class	—	660,094
Service Class	—	38,902
	818,582	2,352,461
Shares redeemed:
Standard Class	(5,856,788)	(10,252,852)
Service Class	(188,482)	(415,422)
	(6,045,270)	(10,668,274)
Net decrease	(5,226,688)	(8,315,813)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily
LVIP SSGA Emerging Markets Equity Index Fund-30

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2025, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$146,994	Receivables and other assets net of liabilities	$—
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	355,906	Receivables and other assets net of liabilities	—
Total		$502,900		$—
LVIP SSGA Emerging Markets Equity Index Fund-31

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(38,942)	$294,609
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(320,513)	544,546
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(51,836)	(17,339)
Total		$(411,291)	$821,816
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,023,186	$—
Total return swap contracts (average notional value)	6,061,021	5,983,914
At June 30, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
UBS AG	$310,000
Total	$310,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
UBS AG	$355,906	$—	$355,906
Total	$355,906	$—	$355,906

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
UBS AG	$355,906	$—	$(310,000)	$—	$—	$45,906
Total	$355,906	$—	$(310,000)	$—	$—	$45,906

LVIP SSGA Emerging Markets Equity Index Fund-32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual
LVIP SSGA Emerging Markets Equity Index Fund-33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-34

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.75%
INVESTMENT COMPANIES–50.75%
Equity Funds–19.50%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,469,173	$70,309,020
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	905,001	11,558,676
LVIP SSGA S&P 500 Index Fund	729,718	23,476,496
LVIP SSGA Small-Cap Index Fund	360,257	11,584,430
		116,928,622
Fixed Income Fund–18.31%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	10,819,025	109,823,920
		109,823,920
International Equity Funds–12.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,251,210	11,253,389
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,264,891	51,938,150
LVIP SSGA International Index Fund	1,145,316	14,402,346
		77,593,885
Total Affiliated Investments (Cost $237,356,199)		304,346,427

UNAFFILIATED INVESTMENTS–49.13%
INVESTMENT COMPANIES–49.13%
Equity Funds–19.25%
Communication Services Select Sector SPDR® Fund	109,368	11,869,709
Consumer Staples Select Sector SPDR® Fund	138,848	11,242,523
Health Care Select Sector SPDR® Fund	84,387	11,374,524
SPDR® Portfolio S&P 600 Small Cap ETF	607,924	25,897,562
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	59,154	$36,548,299
SPDR Dow Jones REIT ETF	91,678	8,841,426
†SPDR® Gold Shares	31,652	9,648,479
		115,422,522
Fixed Income Funds–19.53%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	139,727	1,822,040
SPDR® Portfolio Aggregate Bond ETF	451,671	11,562,778
SPDR® Portfolio Long Term Corporate Bond ETF	908,039	20,494,440
SPDR® Portfolio Long Term Treasury ETF	220,389	5,857,940
SPDR® Portfolio TIPS ETF	1,747,033	45,527,680
SPDR® Bloomberg Barclays High Yield Bond ETF	118,594	11,535,638
SPDR® FTSE International Government Inflation-Protected Bond ETF	292,914	11,681,410
SPDR® Portfolio Intermediate Term Corporate Bond ETF	257,645	8,651,719
		117,133,645
International Equity Fund–4.27%
SPDR® Portfolio Emerging Markets ETF	599,068	25,604,167
		25,604,167
Money Market Fund–6.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	36,444,580	36,444,580
		36,444,580
Total Unaffiliated Investments (Cost $276,343,716)		294,604,914

TOTAL INVESTMENTS–99.88% (Cost $513,699,915)	598,951,341
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	730,423
NET ASSETS APPLICABLE TO 48,032,205 SHARES OUTSTANDING–100.00%	$599,681,764

✧✧Standard Class shares.
†Non-income producing.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	CME British Pound Currency Futures	$600,469	$591,956	9/15/25	$8,513	$—
7	CME Euro Foreign Exchange Currency Futures	1,035,650	1,010,372	9/15/25	25,278	—
8	CME Japanese Yen Currency Futures	699,450	697,741	9/15/25	1,709	—
					35,500	—
Equity Contracts:
17	CME E-mini Russell 2000 Index Futures	1,862,945	1,833,812	9/19/25	29,133	—
22	CME E-mini S&P 500 Index Futures	6,879,125	6,690,354	9/19/25	188,771	—
5	CME E-mini S&P MidCap 400 Index Futures	1,562,751	1,539,401	9/19/25	23,350	—
16	Eurex EURO STOXX 50 Futures	1,003,991	1,008,631	9/19/25	—	(4,640)
5	FTSE 100 Index Futures	603,245	608,315	9/19/25	—	(5,070)
11	ICE U.S. MSCI Emerging Markets Index Futures	678,425	668,386	9/19/25	10,039	—
3	OSE Nikkei 225 Index Futures	843,929	800,398	9/11/25	43,531	—
					294,824	(9,710)
Total Futures Contracts					$330,324	$(9,710)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$304,346,427
Unaffiliated investments, at value	294,604,914
Cash collateral held at broker for futures contracts	1,057,451
Dividends and interest receivable	234,808
Variation margin due from broker on futures contracts	49,341
Receivable for fund shares sold	8,847
Prepaid expenses	2,158
TOTAL ASSETS	600,303,946
LIABILITIES:
Payable for fund shares redeemed	308,951
Due to manager and affiliates	272,552
Payable for fund accounting fee	14,625
Payable for audit fee	14,033
Other accrued expenses payable	12,021
TOTAL LIABILITIES	622,182
TOTAL NET ASSETS	$599,681,764
Unaffiliated investments, at cost	$276,343,716
Affiliated investments, at cost	237,356,199
Standard Class:
Net Assets	$48,356,991
Shares Outstanding	3,869,747
Net Asset Value Per Share	$12.496
Service Class:
Net Assets	$551,324,773
Shares Outstanding	44,162,458
Net Asset Value Per Share	$12.484
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$527,638,522
Distributable earnings/(accumulated loss)	72,043,242
TOTAL NET ASSETS	$599,681,764
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,192,169
Dividends from affiliated investments	732,287
3,924,456
EXPENSES:
Management fees	1,190,709
Distribution fees-Service Class	685,670
Shareholder servicing fees	86,326
Accounting and administration expenses	50,024
Professional fees	24,372
Trustees’ fees and expenses	9,058
Reports and statements to shareholders	8,016
Consulting fees	3,946
Custodian fees	3,827
Pricing fees	369
Other	8,849
2,071,166
Less:
Management fees waived	(297,677)
Total operating expenses	1,773,489
NET INVESTMENT INCOME	2,150,967
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	13,526,356
Sale of unaffiliated investments	19,092,180
Foreign currencies	(5,268)
Futures contracts	(11,300,151)
Net realized gain	21,313,117
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	17,145,961
Unaffiliated investments	(8,969,513)
Foreign currencies	(1,751)
Futures contracts	834,476
Net change in unrealized appreciation (depreciation)	9,009,173
NET REALIZED AND UNREALIZED GAIN	30,322,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,473,257
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,150,967	$14,575,949
Net realized gain	21,313,117	38,852,072
Net change in unrealized appreciation (depreciation)	9,009,173	7,325,820
Net increase in net assets resulting from operations	32,473,257	60,753,841
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,688,624)
Service Class	—	(18,635,550)
	—	(20,324,174)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,792,582	6,528,667
Service Class	4,489,493	8,808,871
Reinvestment of dividends and distributions:
Standard Class	—	1,688,624
Service Class	—	18,635,550
	7,282,075	35,661,712
Cost of shares redeemed:
Standard Class	(4,484,836)	(12,054,209)
Service Class	(50,089,781)	(107,301,443)
	(54,574,617)	(119,355,652)
Decrease in net assets derived from capital share transactions	(47,292,542)	(83,693,940)
NET DECREASE IN NET ASSETS	(14,819,285)	(43,264,273)
NET ASSETS:
Beginning of period	614,501,049	657,765,322
End of period	$599,681,764	$614,501,049
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$11.820	$11.141	$10.055	$12.490	$12.446	$12.268
Income (loss) from investment operations:
Net investment income[3]	0.057	0.294	0.257	0.338	0.375	0.198
Net realized and unrealized gain (loss)	0.619	0.816	1.102	(2.137)	1.185	0.615
Total from investment operations	0.676	1.110	1.359	(1.799)	1.560	0.813
Less dividends and distributions from:
Net investment income	—	(0.379)	(0.273)	(0.427)	(0.678)	(0.220)
Net realized gain	—	(0.052)	—	(0.206)	(0.838)	(0.415)
Return of capital	—	—	—	(0.003)	—	—
Total dividends and distributions	—	(0.431)	(0.273)	(0.636)	(1.516)	(0.635)
Net asset value, end of period	$12.496	$11.820	$11.141	$10.055	$12.490	$12.446
Total return[4]	5.72%	9.97%	13.51%	(14.33% )	12.58%	7.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,357	$47,406	$48,276	$43,718	$55,090	$48,644
Ratio of expenses to average net assets[5]	0.37%	0.36%	0.37%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.47%	0.46%	0.47%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	0.95% [6]	2.48%	2.42%	3.05%	2.81%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85% [6]	2.38%	2.32%	2.95%	2.71%	1.61%
Portfolio turnover	60%	84%	92%	112%	91%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$11.823	$11.142	$10.056	$12.489	$12.446	$12.270
Income (loss) from investment operations:
Net investment income[3]	0.042	0.264	0.230	0.310	0.341	0.169
Net realized and unrealized gain (loss)	0.619	0.816	1.101	(2.136)	1.184	0.612
Total from investment operations	0.661	1.080	1.331	(1.826)	1.525	0.781
Less dividends and distributions from:
Net investment income	—	(0.347)	(0.245)	(0.398)	(0.644)	(0.190)
Net realized gain	—	(0.052)	—	(0.206)	(0.838)	(0.415)
Return of capital	—	—	—	(0.003)	—	—
Total dividends and distributions	—	(0.399)	(0.245)	(0.607)	(1.482)	(0.605)
Net asset value, end of period	$12.484	$11.823	$11.142	$10.056	$12.489	$12.446
Total return[4]	5.59%	9.70%	13.22%	(14.54% )	12.29%	6.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$551,325	$567,095	$609,490	$610,555	$795,264	$794,835
Ratio of expenses to average net assets[5]	0.62%	0.61%	0.62%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.72%	0.71%	0.72%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	0.70% [6]	2.23%	2.17%	2.80%	2.56%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.60% [6]	2.13%	2.07%	2.70%	2.46%	1.36%
Portfolio turnover	60%	84%	92%	112%	91%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$25,544
Legal	3,893
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,810 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$146,161
Distribution fees payable to LFD	111,997
Printing and mailing fees payable to Lincoln Life	265
Shareholder servicing fees payable to Lincoln Life	14,129
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.75%@
Equity Funds-19.50%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$72,427,153	$4,549,999	$11,161,607	$1,577,658	$2,915,817	$70,309,020	4,469,173	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	11,578,748	1,490,000	1,500,000	67,462	(77,534)	11,558,676	905,001	—	—
✧✧LVIP SSGA S&P 500 Index Fund	42,243,282	1,420,001	22,370,000	5,155,938	(2,972,725)	23,476,496	729,718	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,581,391	1,600,001	1,470,000	22,775	(149,737)	11,584,430	360,257	—	—
Fixed Income Funds-18.31%@
✧✧LVIP SSGA Bond Index Fund	94,427,495	16,623,725	5,095,196	(583,845)	4,451,741	109,823,920	10,819,025	—	—
×SPDR® Portfolio TIPS ETF	46,855,720	2,701,609	5,458,137	(352,001)	1,780,488	—	—	732,287	—
International Equity Funds-12.94%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	23,836,999	—	14,674,540	1,210,809	880,121	11,253,389	1,251,210	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	53,512,995	2,450,000	15,278,399	1,847,295	9,406,259	51,938,150	5,264,891	—	—
✧✧LVIP SSGA International Index Fund	29,710,550	1,570,000	22,370,000	4,580,265	911,531	14,402,346	1,145,316	—	—
Total	$386,174,333	$32,405,335	$99,377,879	$13,526,356	$17,145,961	$304,346,427		$732,287	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at June 30, 2025.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$342,670,712
Sales	390,418,438
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$513,699,915
Aggregate unrealized appreciation of investments and derivatives	$90,262,036
Aggregate unrealized depreciation of investments and derivatives	(4,689,996)
Net unrealized appreciation of investments and derivatives	$85,572,040
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$304,346,427	$—	$—	$304,346,427
Unaffiliated Investment Companies	294,604,914	—	—	294,604,914
Total Investments	$598,951,341	$—	$—	$598,951,341
Derivatives:
Assets:
Futures Contracts	$330,324	$—	$—	$330,324
Liabilities:
Futures Contracts	$(9,710)	$—	$—	$(9,710)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	233,931	558,724
Service Class	376,821	752,692
Shares reinvested:
Standard Class	—	143,104
Service Class	—	1,578,749
	610,752	3,033,269
Shares redeemed:
Standard Class	(374,807)	(1,024,364)
Service Class	(4,178,146)	(9,067,748)
	(4,552,953)	(10,092,112)
Net decrease	(3,942,201)	(7,058,843)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$294,824	Variation margin due from broker on futures contracts	$(9,710)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	35,500	Variation margin due from broker on futures contracts	—
Total		$330,324		$(9,710)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(10,831,071)	$749,121
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(469,080)	85,355
Total		$(11,300,151)	$834,476
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,032,670	$8,844,424
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-13

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA International Index Fund

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.18%
Australia–6.65%
ANZ Group Holdings Ltd.	390,972	$7,497,586
APA Group	152,822	821,688
Aristocrat Leisure Ltd.	73,148	3,134,009
ASX Ltd.	23,144	1,062,667
BHP Group Ltd.	656,546	15,794,918
BlueScope Steel Ltd.	53,459	814,637
Brambles Ltd.	181,033	2,795,837
CAR Group Ltd.	46,746	1,151,226
Cochlear Ltd.	8,771	1,734,694
Coles Group Ltd.	167,713	2,299,701
Commonwealth Bank of Australia	217,014	26,412,400
Computershare Ltd.	70,157	1,840,504
CSL Ltd.	62,412	9,858,635
Evolution Mining Ltd.	264,067	1,374,810
Fortescue Ltd.	217,502	2,186,380
Goodman Group	265,600	5,987,850
Insurance Australia Group Ltd.	291,622	1,733,699
†James Hardie Industries PLC CDI	51,957	1,395,218
Lottery Corp. Ltd.	273,677	960,066
Macquarie Group Ltd.	46,425	6,982,581
Medibank Pvt Ltd.	328,616	1,091,301
National Australia Bank Ltd.	394,823	10,232,942
Northern Star Resources Ltd.	179,107	2,212,354
Origin Energy Ltd.	221,976	1,577,790
Pro Medicus Ltd.	6,938	1,298,340
Qantas Airways Ltd.	81,915	578,695
QBE Insurance Group Ltd.	200,510	3,087,678
REA Group Ltd.	6,755	1,069,714
Reece Ltd.	31,830	300,766
Rio Tinto Ltd.	46,872	3,318,079
Santos Ltd.	421,918	2,127,253
Scentre Group	637,309	1,496,857
SGH Ltd.	23,773	846,654
Sigma Healthcare Ltd.	608,939	1,198,572
Sonic Healthcare Ltd.	53,733	948,451
South32 Ltd.	575,988	1,100,054
Stockland	296,477	1,047,785
Suncorp Group Ltd.	140,533	2,002,826
Telstra Group Ltd.	493,852	1,574,708
Transurban Group	394,368	3,628,563
Vicinity Ltd.	520,528	849,743
Washington H Soul Pattinson & Co. Ltd.	31,462	869,784
Wesfarmers Ltd.	148,953	8,312,672
Westpac Banking Corp.	441,151	9,831,723
WiseTech Global Ltd.	25,767	1,847,902
Woodside Energy Group Ltd.	241,444	3,729,564
Woolworths Group Ltd.	162,397	3,326,510
		165,346,386
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria–0.21%
Erste Group Bank AG	39,912	$3,397,521
OMV AG	21,394	1,163,431
Verbund AG	8,463	650,182
		5,211,134
Belgium–0.85%
Ageas SA	20,728	1,402,200
Anheuser-Busch InBev SA	130,355	8,968,475
D'ieteren Group	3,136	675,335
Elia Group SA	6,473	747,595
Groupe Bruxelles Lambert NV	10,477	894,326
KBC Group NV	31,196	3,219,726
Lotus Bakeries NV	58	558,884
Sofina SA	1,899	628,092
Syensqo SA	10,974	850,094
UCB SA	16,349	3,216,793
		21,161,520
Chile–0.05%
Antofagasta PLC	47,794	1,188,295
		1,188,295
China–0.06%
Futu Holdings Ltd. ADR	6,800	840,412
Yangzijiang Shipbuilding Holdings Ltd.	361,800	631,377
		1,471,789
Denmark–2.21%
AP Moller - Maersk AS Class A	396	730,604
AP Moller - Maersk AS Class B	566	1,052,589
Carlsberg AS Class B	12,139	1,719,893
Coloplast AS Class B	17,887	1,702,895
Danske Bank AS	89,469	3,654,254
†Demant AS	14,412	602,156
DSV AS	26,931	6,459,514
†Genmab AS	8,528	1,770,996
Novo Nordisk AS Class B	425,612	29,492,361
Novonesis Novozymes B Class B	48,472	3,480,138
†Orsted AS	20,945	902,282
Pandora AS	10,437	1,838,950
Rockwool AS Class B	10,898	510,814
Tryg AS	44,560	1,151,929
		55,069,375
Faeroe Islands–0.08%
Vestas Wind Systems AS	129,204	1,940,767
		1,940,767
Finland–1.08%
Elisa OYJ	19,955	1,109,128
LVIP SSGA International Index Fund-1

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Fortum OYJ	65,803	$1,233,924
Kesko OYJ Class B	33,764	832,761
Kone OYJ Class B	43,863	2,889,728
Metso OYJ	88,178	1,142,772
Neste OYJ	59,768	809,985
Nokia OYJ	691,897	3,589,996
Nordea Bank Abp	415,970	6,179,660
Orion OYJ Class B	15,299	1,150,997
Sampo OYJ Class A	314,941	3,389,555
Stora Enso OYJ Class R	85,154	925,759
UPM-Kymmene OYJ	68,173	1,861,670
Wartsila OYJ Abp	70,882	1,675,251
		26,791,186
France–10.65%
Accor SA	24,200	1,268,285
Aeroports de Paris SA	4,365	547,250
Air Liquide SA	75,070	15,479,514
Airbus SE	77,077	16,124,560
†Alstom SA	42,561	993,414
Amundi SA	7,069	572,984
Arkema SA	6,396	472,303
AXA SA	229,362	11,262,829
BioMerieux	5,068	700,989
BNP Paribas SA	131,787	11,821,518
Bollore SE	80,826	508,023
Bouygues SA	24,069	1,088,514
Bureau Veritas SA	39,775	1,357,612
Capgemini SE	21,467	3,675,933
Carrefour SA	73,313	1,034,170
Cie de Saint-Gobain SA	59,569	6,997,882
Cie Generale des Etablissements Michelin SCA	89,504	3,329,031
Covivio SA	5,908	374,592
Credit Agricole SA	138,293	2,616,267
Danone SA	85,799	7,020,360
Dassault Aviation SA	2,386	843,623
Dassault Systemes SE	90,145	3,267,003
Edenred SE	30,984	962,379
Eiffage SA	8,605	1,209,117
Engie SA	234,061	5,501,088
EssilorLuxottica SA	39,157	10,752,227
Eurazeo SE	4,274	305,560
FDJ UNITED	12,148	476,692
Gecina SA	6,125	674,267
Getlink SE	35,734	689,810
Hermes International SCA	4,100	11,114,548
Ipsen SA	4,269	508,514
Kering SA	9,906	2,158,078
Klepierre SA	26,339	1,041,425
Legrand SA	35,268	4,726,919
L'Oreal SA	31,176	13,354,356
LVMH Moet Hennessy Louis Vuitton SE	35,742	18,706,652
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Orange SA	244,174	$3,718,327
Pernod Ricard SA	26,288	2,622,264
Publicis Groupe SA	30,430	3,436,910
Renault SA	24,966	1,152,057
Rexel SA	26,542	818,626
Safran SA	46,696	15,228,701
Sanofi SA	144,007	13,941,859
Sartorius Stedim Biotech	3,741	895,081
Schneider Electric SE	71,038	19,072,633
Societe Generale SA	92,273	5,278,403
Sodexo SA	10,485	645,315
Teleperformance SE	6,379	619,575
Thales SA	12,166	3,592,311
TotalEnergies SE	265,208	16,210,222
†Unibail-Rodamco -Westfield	9,056	870,532
†Unibail-Rodamco-Westfield CDI	147,580	695,475
Veolia Environnement SA	83,024	2,964,113
Vinci SA	63,968	9,433,385
		264,734,077
Germany–9.89%
adidas AG	22,613	5,278,552
Allianz SE	50,183	20,365,938
BASF SE	114,595	5,667,812
Bayer AG	125,111	3,769,257
Bayerische Motoren Werke AG	37,880	3,373,568
Beiersdorf AG	13,354	1,678,571
Brenntag SE	15,432	1,022,369
Commerzbank AG	117,173	3,692,476
Continental AG	13,816	1,205,830
†Covestro AG	22,818	1,623,460
CTS Eventim AG & Co. KGaA	7,577	942,205
Daimler Truck Holding AG	62,857	2,982,185
†Delivery Hero SE	25,006	678,718
Deutsche Bank AG	238,208	7,061,779
Deutsche Boerse AG	24,283	7,933,003
Deutsche Lufthansa AG	80,787	685,852
Deutsche Post AG	123,293	5,710,915
Deutsche Telekom AG	453,225	16,589,666
E.ON SE	296,822	5,469,133
Evonik Industries AG	32,539	672,210
Fresenius Medical Care AG	25,847	1,485,043
Fresenius SE & Co. KGaA	55,692	2,802,577
GEA Group AG	17,678	1,239,230
Hannover Rueck SE	7,947	2,504,207
Heidelberg Materials AG	17,648	4,156,046
Henkel AG & Co. KGaA	12,686	920,056
Infineon Technologies AG	168,236	7,178,973
Knorr-Bremse AG	9,088	881,508
LEG Immobilien SE	8,942	795,941
LVIP SSGA International Index Fund-2

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Mercedes-Benz Group AG	92,675	$5,399,263
Merck KGaA	17,049	2,210,546
MTU Aero Engines AG	7,124	3,164,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,316	11,243,878
Nemetschek SE	7,140	1,035,249
Rational AG	579	486,533
Rheinmetall AG	5,810	12,303,826
RWE AG	84,183	3,517,857
SAP SE	136,042	41,598,868
Scout24 SE	9,307	1,284,820
Siemens AG	98,857	25,392,245
†Siemens Energy AG	87,698	10,250,225
Siemens Healthineers AG	44,627	2,477,439
Symrise AG	17,038	1,786,680
Talanx AG	7,852	1,017,947
Vonovia SE	101,074	3,583,415
†Zalando SE	27,840	918,646
		246,039,380
Hong Kong–2.14%
AIA Group Ltd.	1,421,200	12,873,854
BOC Hong Kong Holdings Ltd.	510,500	2,222,330
CK Asset Holdings Ltd.	274,300	1,212,083
CK Hutchison Holdings Ltd.	361,160	2,223,908
CK Infrastructure Holdings Ltd.	76,500	506,602
CLP Holdings Ltd.	209,500	1,769,386
Galaxy Entertainment Group Ltd.	305,000	1,359,567
Hang Seng Bank Ltd.	102,600	1,539,633
Henderson Land Development Co. Ltd.	170,149	597,563
HKT Trust & HKT Ltd.	581,592	869,521
Hong Kong & China Gas Co. Ltd.	1,462,358	1,229,536
Hong Kong Exchanges & Clearing Ltd.	158,108	8,504,081
Hongkong Land Holdings Ltd.	134,800	777,796
Jardine Matheson Holdings Ltd.	22,400	1,076,604
Link REIT	367,366	1,967,793
MTR Corp. Ltd.	186,157	669,401
Power Assets Holdings Ltd.	182,000	1,170,180
Prudential PLC	344,101	4,306,851
†Sands China Ltd.	360,668	753,771
Sino Land Co. Ltd.	549,657	585,458
SITC International Holdings Co. Ltd.	149,000	477,373
Sun Hung Kai Properties Ltd.	185,005	2,131,821
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Swire Pacific Ltd. Class A	45,500	$390,031
Techtronic Industries Co. Ltd.	192,000	2,118,522
WH Group Ltd.	1,050,840	1,012,791
Wharf Holdings Ltd.	112,000	340,996
Wharf Real Estate Investment Co. Ltd.	228,000	647,199
		53,334,651
Ireland–0.85%
AerCap Holdings NV	23,100	2,702,700
AIB Group PLC	291,297	2,404,030
Bank of Ireland Group PLC	127,409	1,815,594
DCC PLC	14,132	917,175
Experian PLC	120,481	6,212,753
Kerry Group PLC Class A	20,217	2,233,704
Kingspan Group PLC	20,993	1,788,800
Ryanair Holdings PLC	112,122	3,180,420
		21,255,176
Isle of Man–0.04%
Entain PLC	70,318	870,932
		870,932
Israel–0.91%
Azrieli Group Ltd.	4,610	424,530
Bank Hapoalim BM	173,582	3,334,174
Bank Leumi Le-Israel BM	194,377	3,616,489
†Check Point Software Technologies Ltd.	11,464	2,536,410
†CyberArk Software Ltd.	6,500	2,644,720
Elbit Systems Ltd.	3,376	1,503,783
ICL Group Ltd.	95,041	652,482
Isracard Ltd.	0	3
Israel Discount Bank Ltd. Class A	158,477	1,580,764
Mizrahi Tefahot Bank Ltd.	19,639	1,281,087
†Nice Ltd.	8,854	1,500,868
†Teva Pharmaceutical Industries Ltd.	139,930	2,354,206
†Teva Pharmaceutical Industries Ltd. ADR	3,169	53,112
†Wix.com Ltd.	7,500	1,188,450
		22,671,078
Italy–2.99%
Banca Mediolanum SpA	29,489	508,190
Banco BPM SpA	149,863	1,749,280
BPER Banca SpA	139,392	1,265,161
Davide Campari-Milano NV	79,179	533,062
DiaSorin SpA	2,359	252,484
Enel SpA	1,069,281	10,148,234
Eni SpA	284,561	4,596,833
Ferrari NV	16,555	8,110,476
LVIP SSGA International Index Fund-3

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	81,994	$1,818,918
Generali	113,834	4,049,247
Infrastrutture Wireless Italiane SpA	39,572	483,885
Intesa Sanpaolo SpA	1,991,906	11,474,199
Leonardo SpA	53,810	3,036,332
Mediobanca Banca di Credito Finanziario SpA	67,052	1,560,365
Moncler SpA	31,180	1,778,554
Nexi SpA	83,807	500,521
Poste Italiane SpA	58,233	1,251,186
Prysmian SpA	38,335	2,714,087
Recordati Industria Chimica e Farmaceutica SpA	15,988	1,004,926
Snam SpA	277,650	1,680,807
†Telecom Italia SpA	1,413,179	698,273
Terna - Rete Elettrica Nazionale	194,560	2,000,265
UniCredit SpA	183,852	12,333,410
Unipol Assicurazioni SpA	43,742	866,300
		74,414,995
Japan–21.24%
Advantest Corp.	100,900	7,479,817
Aeon Co. Ltd.	82,800	2,538,049
AGC, Inc.	22,200	651,252
Aisin Corp.	60,700	776,499
Ajinomoto Co., Inc.	118,700	3,219,518
ANA Holdings, Inc.	24,500	479,711
Asahi Group Holdings Ltd.	190,800	2,550,450
Asahi Kasei Corp.	164,900	1,173,884
Asics Corp.	82,200	2,096,130
Astellas Pharma, Inc.	233,900	2,290,103
Bandai Namco Holdings, Inc.	77,300	2,770,371
Bridgestone Corp.	74,600	3,050,556
Canon, Inc.	118,200	3,428,239
Capcom Co. Ltd.	44,800	1,529,986
Central Japan Railway Co.	101,100	2,260,049
Chiba Bank Ltd.	80,000	739,338
Chubu Electric Power Co., Inc.	76,800	950,356
Chugai Pharmaceutical Co. Ltd.	88,500	4,621,277
Concordia Financial Group Ltd.	130,000	843,670
Dai Nippon Printing Co. Ltd.	45,700	693,719
Daifuku Co. Ltd.	38,800	998,166
Dai-ichi Life Holdings, Inc.	446,100	3,391,522
Daiichi Sankyo Co. Ltd.	226,500	5,247,571
Daikin Industries Ltd.	33,800	3,967,568
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daito Trust Construction Co. Ltd.	8,300	$904,023
Daiwa House Industry Co. Ltd.	74,000	2,542,846
Daiwa Securities Group, Inc.	175,300	1,244,984
Denso Corp.	241,700	3,261,810
Dentsu Group, Inc.	22,300	494,122
Disco Corp.	11,900	3,525,296
East Japan Railway Co.	114,700	2,467,304
Eisai Co. Ltd.	36,100	1,036,807
ENEOS Holdings, Inc.	358,660	1,777,817
FANUC Corp.	119,800	3,252,243
Fast Retailing Co. Ltd.	24,800	8,503,024
Fuji Electric Co. Ltd.	19,300	888,801
FUJIFILM Holdings Corp.	141,200	3,057,767
Fujikura Ltd.	31,000	1,630,768
Fujitsu Ltd.	232,400	5,637,878
Hankyu Hanshin Holdings, Inc.	27,500	747,551
Hikari Tsushin, Inc.	2,500	738,166
Hitachi Ltd.	594,700	17,284,557
Honda Motor Co. Ltd.	557,000	5,371,065
Hoshizaki Corp.	12,500	430,726
Hoya Corp.	45,600	5,415,551
Hulic Co. Ltd.	64,000	645,554
Idemitsu Kosan Co. Ltd.	106,815	647,767
IHI Corp.	19,400	2,098,375
Inpex Corp.	114,200	1,603,044
Isuzu Motors Ltd.	70,200	889,289
ITOCHU Corp.	156,100	8,174,175
Japan Airlines Co. Ltd.	14,200	289,622
Japan Exchange Group, Inc.	121,700	1,232,824
Japan Post Bank Co. Ltd.	237,700	2,562,531
Japan Post Holdings Co. Ltd.	235,200	2,178,473
Japan Post Insurance Co. Ltd.	22,400	507,142
Japan Tobacco, Inc.	154,600	4,554,426
JFE Holdings, Inc.	75,300	875,939
Kajima Corp.	55,600	1,450,143
Kansai Electric Power Co., Inc.	130,100	1,542,963
Kao Corp.	59,100	2,648,010
Kawasaki Kisen Kaisha Ltd.	44,300	627,379
KDDI Corp.	402,600	6,912,875
Keyence Corp.	25,376	10,146,036
Kikkoman Corp.	88,500	820,912
Kirin Holdings Co. Ltd.	98,500	1,380,342
Kobe Bussan Co. Ltd.	17,200	534,156
Komatsu Ltd.	115,600	3,814,053
Konami Group Corp.	12,500	1,976,271
Kubota Corp.	131,900	1,487,423
LVIP SSGA International Index Fund-4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyocera Corp.	160,900	$1,932,466
Kyowa Kirin Co. Ltd.	30,200	516,942
Lasertec Corp.	9,600	1,286,982
LY Corp.	393,600	1,449,473
M3, Inc.	59,600	818,707
Makita Corp.	33,700	1,037,891
Marubeni Corp.	180,900	3,646,624
MatsukiyoCocokara & Co.	39,600	814,592
MEIJI Holdings Co. Ltd.	33,736	746,031
Minebea Mitsumi, Inc.	49,200	719,487
Mitsubishi Chemical Group Corp.	188,400	990,234
Mitsubishi Corp.	449,200	8,975,860
Mitsubishi Electric Corp.	245,300	5,276,149
Mitsubishi Estate Co. Ltd.	133,400	2,500,865
Mitsubishi HC Capital, Inc.	116,000	854,076
Mitsubishi Heavy Industries Ltd.	413,100	10,337,571
Mitsubishi UFJ Financial Group, Inc.	1,489,900	20,312,683
Mitsui & Co. Ltd.	320,100	6,523,627
Mitsui Fudosan Co. Ltd.	346,300	3,352,558
Mitsui OSK Lines Ltd.	44,900	1,499,648
Mizuho Financial Group, Inc.	308,282	8,557,885
MonotaRO Co. Ltd.	35,600	700,816
MS&AD Insurance Group Holdings, Inc.	168,762	3,772,776
Murata Manufacturing Co. Ltd.	218,300	3,226,623
NEC Corp.	156,300	4,560,059
Nexon Co. Ltd.	38,000	765,381
NIDEC Corp.	104,800	2,036,587
Nintendo Co. Ltd.	144,000	13,828,289
Nippon Building Fund, Inc.	933	861,513
Nippon Paint Holdings Co. Ltd.	111,500	896,712
Nippon Sanso Holdings Corp.	21,900	828,729
Nippon Steel Corp.	122,422	2,315,236
Nippon Telegraph & Telephone Corp.	3,841,900	4,107,414
Nippon Yusen KK	57,700	2,075,754
†Nissan Motor Co. Ltd.	275,500	666,594
Nissin Foods Holdings Co. Ltd.	28,200	585,859
Nitori Holdings Co. Ltd.	10,700	1,029,878
Nitto Denko Corp.	86,600	1,672,373
Nomura Holdings, Inc.	397,700	2,620,724
Nomura Research Institute Ltd.	46,707	1,868,159
Obayashi Corp.	79,000	1,196,994
Obic Co. Ltd.	39,900	1,551,514
Olympus Corp.	146,100	1,735,423
Omron Corp.	24,700	665,824
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ono Pharmaceutical Co. Ltd.	50,900	$551,642
Oracle Corp. Japan	4,200	500,600
Oriental Land Co. Ltd.	137,700	3,171,475
ORIX Corp.	149,400	3,371,459
Osaka Gas Co. Ltd.	44,000	1,128,596
Otsuka Corp.	32,600	664,107
Otsuka Holdings Co. Ltd.	57,500	2,850,809
Pan Pacific International Holdings Corp.	47,200	1,623,446
Panasonic Holdings Corp.	295,400	3,160,579
†Rakuten Group, Inc.	178,900	985,771
Recruit Holdings Co. Ltd.	183,500	10,791,011
Renesas Electronics Corp.	224,700	2,779,859
Resona Holdings, Inc.	269,300	2,487,205
Ricoh Co. Ltd.	77,800	734,230
Sanrio Co. Ltd.	23,600	1,141,192
SBI Holdings, Inc.	32,670	1,138,390
SCREEN Holdings Co. Ltd.	9,300	756,196
SCSK Corp.	21,000	632,681
Secom Co. Ltd.	52,600	1,889,650
Sekisui Chemical Co. Ltd.	43,500	787,814
Sekisui House Ltd.	80,800	1,778,354
Seven & i Holdings Co. Ltd.	291,400	4,690,175
SG Holdings Co. Ltd.	46,200	514,575
Shimadzu Corp.	31,600	781,246
Shimano, Inc.	9,800	1,420,808
Shin-Etsu Chemical Co. Ltd.	231,300	7,637,978
Shionogi & Co. Ltd.	96,100	1,730,019
Shiseido Co. Ltd.	56,400	1,007,341
SMC Corp.	7,600	2,723,552
SoftBank Corp.	3,744,100	5,799,426
SoftBank Group Corp.	123,000	8,942,838
Sompo Holdings, Inc.	113,125	3,408,998
Sony Group Corp.	799,400	20,784,644
Subaru Corp.	76,000	1,317,565
Sumitomo Corp.	142,700	3,682,618
Sumitomo Electric Industries Ltd.	95,400	2,045,700
Sumitomo Metal Mining Co. Ltd.	28,700	707,311
Sumitomo Mitsui Financial Group, Inc.	478,000	12,036,496
Sumitomo Mitsui Trust Group, Inc.	83,492	2,220,672
Sumitomo Realty & Development Co. Ltd.	40,500	1,564,083
Suntory Beverage & Food Ltd.	15,100	482,889
Suzuki Motor Corp.	209,700	2,528,191
Sysmex Corp.	67,200	1,169,764
T&D Holdings, Inc.	65,700	1,442,122
Taisei Corp.	20,500	1,193,931
LVIP SSGA International Index Fund-5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	204,575	$6,315,840
TDK Corp.	251,100	2,930,977
Terumo Corp.	168,700	3,095,960
TIS, Inc.	25,700	861,198
Toho Co. Ltd.	13,400	790,544
Tokio Marine Holdings, Inc.	237,600	10,069,733
Tokyo Electron Ltd.	57,700	11,050,089
Tokyo Gas Co. Ltd.	40,600	1,350,440
Tokyo Metro Co. Ltd.	40,400	470,121
Tokyu Corp.	57,800	687,596
TOPPAN Holdings, Inc.	33,900	920,962
Toray Industries, Inc.	172,600	1,181,490
Toyota Industries Corp.	21,000	2,370,117
Toyota Motor Corp.	1,227,900	21,148,103
Toyota Tsusho Corp.	82,000	1,857,402
Trend Micro, Inc.	17,600	1,217,319
Unicharm Corp.	142,300	1,027,517
West Japan Railway Co.	55,900	1,277,933
Yakult Honsha Co. Ltd.	30,200	568,757
Yamaha Motor Co. Ltd.	116,800	874,023
Yokogawa Electric Corp.	26,100	697,231
Zensho Holdings Co. Ltd.	13,300	805,000
ZOZO, Inc.	54,300	586,695
		528,193,268
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	609,009
		609,009
Luxembourg–0.18%
ArcelorMittal SA	59,779	1,898,240
CVC Capital Partners PLC	22,347	459,487
Eurofins Scientific SE	14,016	998,855
Tenaris SA	61,518	1,153,136
		4,509,718
Netherlands–4.79%
ABN AMRO Bank NV	56,037	1,530,144
†Adyen NV	3,226	5,924,668
Aegon Ltd.	164,756	1,193,939
Akzo Nobel NV	21,553	1,512,237
†Argenx SE	7,870	4,356,696
ASM International NV	5,942	3,811,661
ASML Holding NV	51,137	40,977,968
ASR Nederland NV	17,764	1,180,340
BE Semiconductor Industries NV	9,909	1,481,925
Euronext NV	10,500	1,799,091
EXOR NV	10,990	1,109,413
Ferrovial SE	67,348	3,592,526
Heineken Holding NV	15,605	1,164,440
Heineken NV	36,392	3,174,941
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
IMCD NV	6,957	$935,684
ING Groep NV	405,045	8,877,651
JDE Peet's NV	18,125	517,733
Koninklijke Ahold Delhaize NV	116,550	4,867,878
Koninklijke KPN NV	486,501	2,373,245
Koninklijke Philips NV	104,101	2,499,710
NN Group NV	34,482	2,294,402
Prosus NV	168,577	9,458,263
†Qiagen NV	29,430	1,417,927
Randstad NV	11,867	548,504
Stellantis NV	275,249	2,756,931
Universal Music Group NV	140,165	4,547,030
Wolters Kluwer NV	30,470	5,095,747
		119,000,694
New Zealand–0.29%
Auckland International Airport Ltd.	239,027	1,128,438
Contact Energy Ltd.	110,918	608,700
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,824,587
Infratil Ltd.	128,618	829,936
Meridian Energy Ltd.	157,584	566,726
Xero Ltd. (XRO)	18,615	2,202,699
		7,161,086
Norway–0.64%
Aker BP ASA	40,234	1,028,155
DNB Bank ASA	115,845	3,203,644
Equinor ASA	107,981	2,726,958
Gjensidige Forsikring ASA	23,519	596,205
Kongsberg Gruppen ASA	55,940	2,169,192
Mowi ASA	60,866	1,175,530
Norsk Hydro ASA	194,005	1,110,950
Orkla ASA	100,554	1,095,182
Salmar ASA	10,141	439,469
Telenor ASA	87,331	1,359,935
Yara International ASA	25,524	941,904
		15,847,124
Poland–0.02%
†InPost SA	23,327	388,201
		388,201
Portugal–0.17%
EDP Renovaveis SA	45,124	504,925
EDP SA	434,335	1,886,872
Galp Energia SGPS SA	49,966	914,670
Jeronimo Martins SGPS SA	34,664	877,619
		4,184,086
Singapore–1.37%
CapitaLand Ascendas REIT	515,065	1,086,866
LVIP SSGA International Index Fund-6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust	762,408	$1,301,868
CapitaLand Investment Ltd.	287,328	598,981
DBS Group Holdings Ltd.	280,952	9,918,181
Genting Singapore Ltd.	779,000	438,139
†Grab Holdings Ltd. Class A	320,400	1,611,612
Keppel Ltd.	190,715	1,113,694
Oversea-Chinese Banking Corp. Ltd.	442,940	5,679,960
Sembcorp Industries Ltd.	127,800	688,470
Singapore Airlines Ltd.	203,050	1,113,679
Singapore Exchange Ltd.	109,100	1,277,476
Singapore Technologies Engineering Ltd.	194,800	1,194,452
Singapore Telecommunications Ltd.	960,900	2,896,908
United Overseas Bank Ltd.	164,885	4,666,856
Wilmar International Ltd.	231,500	522,560
		34,109,702
Spain–3.17%
Acciona SA	2,808	506,463
ACS Actividades de Construccion y Servicios SA	22,486	1,562,948
Aena SME SA	101,440	2,707,817
Amadeus IT Group SA	58,773	4,965,324
Banco Bilbao Vizcaya Argentaria SA	758,679	11,682,348
Banco de Sabadell SA	697,039	2,219,059
Banco Santander SA	1,998,091	16,545,947
Bankinter SA	88,905	1,160,608
CaixaBank SA	516,885	4,478,712
†Cellnex Telecom SA	68,237	2,657,030
Endesa SA	41,080	1,301,213
†Grifols SA	36,493	445,287
Iberdrola SA	767,760	14,770,193
Industria de Diseno Textil SA	143,182	7,469,341
Redeia Corp. SA	59,962	1,283,051
Repsol SA	154,700	2,262,704
Telefonica SA	511,458	2,691,846
		78,709,891
Sweden–3.67%
AddTech AB Class B	36,862	1,256,683
Alfa Laval AB	38,854	1,636,476
Assa Abloy AB Class B	131,091	4,098,381
Atlas Copco AB Class A	351,598	5,683,934
Atlas Copco AB Class B	201,919	2,873,828
Beijer Ref AB	48,567	766,436
†Boliden AB	35,316	1,103,606
Epiroc AB Class A	84,201	1,832,201
Epiroc AB Class B	56,651	1,086,144
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
EQT AB	46,994	$1,576,460
Essity AB Class B	78,392	2,170,585
Evolution AB	20,074	1,594,338
†Fastighets AB Balder Class B	93,999	700,694
H & M Hennes & Mauritz AB Class B	80,338	1,131,490
Hexagon AB Class B	278,550	2,807,671
Holmen AB Class B	10,810	428,207
Industrivarden AB Class A	15,792	574,093
Industrivarden AB Class C	22,370	810,056
Indutrade AB	37,202	1,015,805
Investment AB Latour Class B	20,999	553,853
Investor AB Class B	226,961	6,725,622
L E Lundbergforetagen AB Class B	10,779	538,062
Lifco AB Class B	33,061	1,339,857
Nibe Industrier AB Class B	220,153	939,978
Saab AB Class B	40,840	2,283,497
Sagax AB Class B	28,074	643,294
Sandvik AB	138,082	3,170,686
Securitas AB Class B	62,133	930,276
Skandinaviska Enskilda Banken AB Class A	205,883	3,588,649
Skanska AB Class B	49,422	1,151,265
SKF AB Class B	43,476	998,657
†Spotify Technology SA	20,300	15,577,002
Svenska Cellulosa AB SCA Class B	78,876	1,025,606
Svenska Handelsbanken AB Class A	201,875	2,702,557
Swedbank AB Class A	109,715	2,905,947
†Swedish Orphan Biovitrum AB	28,289	860,980
Tele2 AB Class B	67,380	983,574
Telefonaktiebolaget LM Ericsson Class B	360,377	3,079,537
Telia Co. AB	334,606	1,203,518
Trelleborg AB Class B	26,691	994,269
Volvo AB Class A	29,089	819,938
Volvo AB Class B	178,850	5,032,411
		91,196,123
Switzerland–9.73%
ABB Ltd.	204,850	12,276,419
Alcon AG	65,459	5,805,095
Avolta AG	9,924	540,571
Baloise Holding AG	4,965	1,171,005
Banque Cantonale Vaudoise	3,061	353,034
Barry Callebaut AG	373	407,715
BKW AG	2,293	502,739
Chocoladefabriken Lindt & Spruengli AG	135	4,373,443
LVIP SSGA International Index Fund-7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Cie Financiere Richemont SA Class A	69,681	$13,185,928
Coca-Cola HBC AG	27,385	1,430,663
DSM-Firmenich AG	23,966	2,549,628
EMS-Chemie Holding AG	926	700,059
Galderma Group AG	14,118	2,052,132
Geberit AG	4,241	3,339,977
Givaudan SA	1,208	5,858,227
†Glencore PLC	1,314,171	5,120,852
Helvetia Holding AG	4,428	1,039,589
Holcim AG	68,432	5,081,701
Julius Baer Group Ltd.	27,404	1,858,946
Kuehne & Nagel International AG	5,884	1,274,137
Logitech International SA	19,817	1,797,094
Lonza Group AG	9,465	6,769,022
Nestle SA	341,209	33,925,163
Novartis AG	247,450	30,034,762
Partners Group Holding AG	2,890	3,781,063
Roche Holding AG	95,352	31,207,165
Sandoz Group AG	53,803	2,948,586
Schindler Holding AG	8,106	2,991,962
SGS SA	20,711	2,102,904
SIG Group AG	42,675	789,361
Sika AG	19,548	5,318,694
Sonova Holding AG	6,637	1,979,322
STMicroelectronics NV	88,927	2,726,679
Straumann Holding AG	14,728	1,927,744
Swatch Group AG	3,210	524,067
Swiss Life Holding AG	3,734	3,780,165
Swiss Prime Site AG	9,873	1,482,176
Swiss Re AG	39,559	6,843,194
Swisscom AG	3,319	2,356,784
Temenos AG	6,114	439,200
UBS Group AG	426,486	14,479,941
VAT Group AG	3,459	1,465,689
Zurich Insurance Group AG	18,973	13,275,841
		241,868,438
Thailand–0.32%
†Sea Ltd. ADR	50,400	8,060,976
		8,060,976
United Kingdom–13.71%
3i Group PLC	127,654	7,224,219
Admiral Group PLC	35,512	1,594,722
Anglo American PLC	147,590	4,350,640
Ashtead Group PLC	55,143	3,536,100
Associated British Foods PLC	39,405	1,113,362
AstraZeneca PLC	201,829	28,088,367
Auto Trader Group PLC	110,935	1,256,537
Aviva PLC	347,316	2,952,785
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
BAE Systems PLC	392,310	$10,181,566
Barclays PLC	1,845,340	8,526,884
Barratt Redrow PLC	164,978	1,033,090
BP PLC	2,072,395	10,325,276
British American Tobacco PLC	256,633	12,201,953
BT Group PLC	745,491	1,985,034
Bunzl PLC	42,291	1,347,664
Centrica PLC	687,409	1,525,204
Coca-Cola Europacific Partners PLC	29,260	2,696,177
Compass Group PLC	222,839	7,547,996
Croda International PLC	15,101	606,275
Diageo PLC	289,031	7,288,232
GSK PLC	532,761	10,157,864
Haleon PLC	1,160,388	5,963,960
Halma PLC	48,540	2,133,531
HSBC Holdings PLC (London Shares)	2,299,654	27,817,029
Imperial Brands PLC	103,163	4,075,983
Informa PLC	169,477	1,876,313
InterContinental Hotels Group PLC	19,554	2,235,709
International Consolidated Airlines Group SA	163,906	772,198
Intertek Group PLC	20,639	1,344,394
J Sainsbury PLC	209,264	832,841
JD Sports Fashion PLC	339,910	414,511
Kingfisher PLC	222,192	887,344
Land Securities Group PLC	100,363	871,734
Legal & General Group PLC	765,060	2,676,895
Lloyds Banking Group PLC	7,815,481	8,218,100
London Stock Exchange Group PLC	62,030	9,071,709
M&G PLC	290,077	1,025,340
Marks & Spencer Group PLC	249,120	1,212,472
Melrose Industries PLC	165,784	1,207,435
Mondi PLC	62,604	1,022,981
National Grid PLC	642,921	9,437,218
NatWest Group PLC	1,065,306	7,481,593
Next PLC	15,362	2,623,735
Pearson PLC	82,873	1,220,801
Phoenix Group Holdings PLC	80,694	730,049
Reckitt Benckiser Group PLC	88,228	6,010,704
RELX PLC	239,395	12,974,650
Rentokil Initial PLC	311,516	1,502,992
Rio Tinto PLC	148,247	8,628,578
Rolls-Royce Holdings PLC	1,098,919	14,563,583
Sage Group PLC	129,513	2,224,100
Schroders PLC	75,098	373,471
LVIP SSGA International Index Fund-8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Segro PLC	158,750	$1,486,081
Severn Trent PLC	37,424	1,406,100
Shell PLC	778,919	27,176,108
Smith & Nephew PLC	102,730	1,573,230
Smiths Group PLC	45,532	1,404,404
Spirax Group PLC	9,806	801,858
SSE PLC	144,270	3,632,735
Standard Chartered PLC	257,353	4,258,814
Tesco PLC	887,526	4,893,393
Unilever PLC	327,140	19,964,110
United Utilities Group PLC	83,526	1,311,588
Vodafone Group PLC	2,630,454	2,815,773
Whitbread PLC	24,838	963,864
†Wise PLC Class A	88,658	1,266,513
WPP PLC	148,207	1,043,523
		340,969,994
United States–0.20%
†Amrize Ltd.	68,432	3,413,622
†Monday.com Ltd.	5,300	1,666,744
		5,080,366
Total Common Stock (Cost $1,129,387,407)		2,441,389,417
CONVERTIBLE PREFERRED STOCK–0.03%
Germany–0.03%
†Dr. Ing hc F Porsche AG	13,905	687,239
Total Convertible Preferred Stock (Cost $1,171,761)		687,239
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.27%
Germany–0.27%
Bayerische Motoren Werke AG 6.17%	6,484	$538,469
Henkel AG & Co. KGaA 3.06%	21,604	1,697,720
Porsche Automobil Holding SE 5.68%	18,229	723,666
Sartorius AG 0.34%	3,115	793,384
Volkswagen AG 7.09%	27,507	2,907,862
Total Preferred Stocks (Cost $6,458,769)		6,661,101

MONEY MARKET FUND–0.75%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	18,753,917	18,753,917
Total Money Market Fund (Cost $18,753,917)		18,753,917

TOTAL INVESTMENTS–99.23% (Cost $1,155,771,854)	2,467,491,674
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	19,080,551
NET ASSETS APPLICABLE TO 197,763,911 SHARES OUTSTANDING–100.00%	$2,486,572,225
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,170,529,237 / 172,602,008 Shares)	$12.575
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($316,042,988 / 25,161,903 Shares)	$12.560
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,398,226,797
Distributable earnings/(accumulated loss)	1,088,345,428
TOTAL NET ASSETS	$2,486,572,225

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $1,240,899 cash collateral held at broker for futures contracts, $32,722 variation margin due from broker on futures contracts,
$5,513,461 payable for fund shares redeemed, $217,445 other accrued expenses payable, $677,038 due to manager and affiliates, $16,187 payable for audit fee and $55,353 payable for fund accounting fee as of June 30, 2025.

LVIP SSGA International Index Fund-9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
259	ICE U.S. mini MSCI EAFE Index Futures	$34,728,015	$34,249,913	9/19/25	$478,102	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-10

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$53,238,344
Foreign taxes withheld	(5,400,629)
47,837,715
EXPENSES:
Management fees	4,793,773
Index fees	416,311
Distribution fees-Service Class	372,343
Shareholder servicing fees	347,548
Accounting and administration expenses	199,870
Professional fees	123,916
Custodian fees	87,251
Trustees’ fees and expenses	34,781
Pricing fees	17,510
Reports and statements to shareholders	16,360
Consulting fees	10,414
Other	26,603
6,446,680
Less:
Management fees waived	(1,499,715)
Total operating expenses	4,946,965
NET INVESTMENT INCOME	42,890,750
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	64,600,270
Foreign currencies	552,490
Futures contracts	6,822,325
Net realized gain	71,975,085
Net change in unrealized appreciation (depreciation) of:
Investments	328,844,722
Foreign currencies	1,625,550
Futures contracts	1,862,057
Net change in unrealized appreciation (depreciation)	332,332,329
NET REALIZED AND UNREALIZED GAIN	404,307,414
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$447,198,164
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,890,750	$61,902,921
Net realized gain	71,975,085	14,856,484
Net change in unrealized appreciation (depreciation)	332,332,329	3,944,915
Net increase in net assets resulting from operations	447,198,164	80,704,320
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,299,705)
Service Class	—	(8,627,336)
	—	(76,927,041)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	75,582,376	168,152,387
Service Class	23,768,212	46,149,422
Reinvestment of dividends and distributions:
Standard Class	—	68,299,705
Service Class	—	8,627,336
	99,350,588	291,228,850
Cost of shares redeemed:
Standard Class	(344,200,677)	(314,210,900)
Service Class	(42,797,224)	(48,302,181)
	(386,997,901)	(362,513,081)
Decrease in net assets derived from capital share transactions	(287,647,313)	(71,284,231)
NET INCREASE (DECREASE) IN NET ASSETS	159,550,851	(67,506,952)
NET ASSETS:
Beginning of period	2,327,021,374	2,394,528,326
End of period	$2,486,572,225	$2,327,021,374
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-11

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.450	$10.462	$9.178	$11.218	$10.374	$9.843
Income (loss) from investment operations:
Net investment income[2]	0.205	0.285	0.265	0.274	0.277	0.195
Net realized and unrealized gain (loss)	1.920	0.066	1.339	(1.888)	0.861	0.568
Total from investment operations	2.125	0.351	1.604	(1.614)	1.138	0.763
Less dividends and distributions from:
Net investment income	—	(0.363)	(0.320)	(0.426)	(0.294)	(0.232)
Total dividends and distributions	—	(0.363)	(0.320)	(0.426)	(0.294)	(0.232)
Net asset value, end of period	$12.575	$10.450	$10.462	$9.178	$11.218	$10.374
Total return[3]	20.33%	3.22%	17.57%	(14.32% )	11.06%	7.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,170,529	$2,047,205	$2,120,494	$2,016,487	$2,734,309	$2,671,741
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.37%	0.37%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.51%	0.51%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.61%	2.59%	2.65%	2.86%	2.48%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.48%	2.46%	2.53%	2.73%	2.35%	2.05%
Portfolio turnover	2%	3%	3%	3%	3%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-12

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.451	$10.463	$9.180	$11.220	$10.375	$9.846
Income (loss) from investment operations:
Net investment income[2]	0.191	0.257	0.240	0.250	0.249	0.173
Net realized and unrealized gain (loss)	1.918	0.067	1.338	(1.889)	0.861	0.565
Total from investment operations	2.109	0.324	1.578	(1.639)	1.110	0.738
Less dividends and distributions from:
Net investment income	—	(0.336)	(0.295)	(0.401)	(0.265)	(0.209)
Total dividends and distributions	—	(0.336)	(0.295)	(0.401)	(0.265)	(0.209)
Net asset value, end of period	$12.560	$10.451	$10.463	$9.180	$11.220	$10.375
Total return[3]	20.18%	2.97%	17.27%	(14.53% )	10.78%	7.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$316,043	$279,816	$274,034	$255,670	$323,905	$310,753
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.36%	2.34%	2.40%	2.61%	2.23%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.23%	2.21%	2.28%	2.48%	2.10%	1.80%
Portfolio turnover	2%	3%	3%	3%	3%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-13

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP SSGA International Index Fund-14

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP SSGA International Index Fund is $5,867,159 and $5,839,923 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$101,090
Legal	15,406
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Index Fund-15

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,138 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$554,273
Distribution fees payable to LFD	64,096
Printing and mailing fees payable to Lincoln Life	121
Shareholder servicing fees payable to Lincoln Life	58,548
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$38,714,975
Sales	245,020,229
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,155,771,854
Aggregate unrealized appreciation of investments and derivatives	$1,343,259,100
Aggregate unrealized depreciation of investments and derivatives	(31,061,178)
Net unrealized appreciation of investments and derivatives	$1,312,197,922
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP SSGA International Index Fund-16

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$165,346,386	$—	$165,346,386
Austria	—	5,211,134	—	5,211,134
Belgium	—	21,161,520	—	21,161,520
Chile	—	1,188,295	—	1,188,295
China	840,412	631,377	—	1,471,789
Denmark	—	55,069,375	—	55,069,375
Faeroe Islands	—	1,940,767	—	1,940,767
Finland	—	26,791,186	—	26,791,186
France	—	264,734,077	—	264,734,077
Germany	1,623,460	244,415,920	—	246,039,380
Hong Kong	1,596,165	51,738,486	—	53,334,651
Ireland	2,702,700	18,552,476	—	21,255,176
Isle of Man	—	870,932	—	870,932
Israel	6,422,692	16,248,386	—	22,671,078
Italy	—	74,414,995	—	74,414,995
Japan	—	528,193,268	—	528,193,268
Jordan	—	609,009	—	609,009
Luxembourg	—	4,509,718	—	4,509,718
Netherlands	—	119,000,694	—	119,000,694
New Zealand	1,695,164	5,465,922	—	7,161,086
Norway	2,608,661	13,238,463	—	15,847,124
Poland	—	388,201	—	388,201
Portugal	—	4,184,086	—	4,184,086
Singapore	1,611,612	32,498,090	—	34,109,702
Spain	1,301,213	77,408,678	—	78,709,891
Sweden	15,577,002	75,619,121	—	91,196,123
Switzerland	—	241,868,438	—	241,868,438
Thailand	8,060,976	—	—	8,060,976
United Kingdom	—	340,969,994	—	340,969,994
United States	5,080,366	—	—	5,080,366
Convertible Preferred Stock	—	687,239	—	687,239
Preferred Stocks	—	6,661,101	—	6,661,101
Money Market Fund	18,753,917	—	—	18,753,917
Total Investments	$67,874,340	$2,399,617,334	$—	$2,467,491,674
Derivatives:

Assets:
Futures Contract	$478,102	$—	$—	$478,102
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP SSGA International Index Fund-17

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	6,596,031	15,421,997
Service Class	2,093,546	4,196,979
Shares reinvested:
Standard Class	—	6,252,754
Service Class	—	789,565
	8,689,577	26,661,295
Shares redeemed:
Standard Class	(29,898,297)	(28,455,595)
Service Class	(3,706,953)	(4,401,455)
	(33,605,250)	(32,857,050)
Net decrease	(24,915,673)	(6,195,755)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$478,102	Receivables and other assets net of liabilities	$—
LVIP SSGA International Index Fund-18

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,822,325	$1,862,057
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$51,177,127	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA International Index Fund-19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund-20

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA International Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.31%
INVESTMENT COMPANY–95.31%
International Equity Fund–95.31%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	21,188,563	$266,446,174
Total Affiliated Investment (Cost $171,071,789)		266,446,174

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.27%
INVESTMENT COMPANY–4.27%
Money Market Fund–4.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	11,939,604	$11,939,604
Total Unaffiliated Investment (Cost $11,939,604)		11,939,604

TOTAL INVESTMENTS–99.58% (Cost $183,011,393)	278,385,778
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	1,174,848
NET ASSETS APPLICABLE TO 25,858,465 SHARES OUTSTANDING–100.00%	$279,560,626

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
36	CME British Pound Currency Futures	$3,088,125	$3,044,345	9/15/25	$43,780	$—
35	CME Euro Foreign Exchange Currency Futures	5,178,250	5,051,861	9/15/25	126,389	—
43	CME Japanese Yen Currency Futures	3,759,547	3,750,613	9/15/25	8,934	—
					179,103	—
Equity Contracts:
1	CME E-mini S&P 500 Index Futures	312,687	304,106	9/19/25	8,581	—
83	Eurex EURO STOXX 50 Futures	5,208,203	5,232,128	9/19/25	—	(23,925)
26	FTSE 100 Index Futures	3,136,875	3,163,236	9/19/25	—	(26,361)
2	ICE U.S. MSCI Emerging Markets Index Futures	123,350	121,525	9/19/25	1,825	—
13	OSE Nikkei 225 Index Futures	3,657,026	3,468,392	9/11/25	188,634	—
					199,040	(50,286)
Total Futures Contracts					$378,143	$(50,286)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-1

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$266,446,174
Unaffiliated investments, at value	11,939,604
Cash collateral held at broker for futures contracts	1,223,347
Receivable for fund shares sold	1,149,422
Receivable for securities sold	274,307
Variation margin due from broker on futures contracts	55,690
Dividends and interest receivable	41,053
Expense reimbursement receivable from Lincoln Financial Investments Corporation	15,314
Prepaid expenses	632
TOTAL ASSETS	281,145,543
LIABILITIES:
Payable for fund shares redeemed	1,438,166
Due to manager and affiliates	109,391
Payable for audit fee	14,033
Payable for fund accounting fee	12,803
Other accrued expenses payable	10,524
TOTAL LIABILITIES	1,584,917
TOTAL NET ASSETS	$279,560,626
Affiliated investments, at cost	$171,071,789
Unaffiliated investments, at cost	11,939,604
Standard Class:
Net Assets	$26,986,153
Shares Outstanding	2,495,483
Net Asset Value Per Share	$10.814
Service Class:
Net Assets	$252,574,473
Shares Outstanding	23,362,982
Net Asset Value Per Share	$10.811
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$193,293,644
Distributable earnings/(accumulated loss)	86,266,982
TOTAL NET ASSETS	$279,560,626
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-2

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$283,753
EXPENSES:
Management fees	321,506
Distribution fees-Service Class	317,237
Shareholder servicing fees	40,538
Accounting and administration expenses	32,788
Professional fees	20,888
Reports and statements to shareholders	6,023
Trustees’ fees and expenses	4,175
Custodian fees	3,989
Consulting fees	3,761
Pricing fees	245
Other	4,294
755,444
Less:
Management fees waived	(6,989)
Expenses reimbursed	(88,744)
Total operating expenses	659,711
NET INVESTMENT LOSS	(375,958)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	11,480,446
Sale of unaffiliated investments	809
Foreign currencies	(37,772)
Futures contracts	(11,077,276)
Net realized gain	366,207
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	37,637,914
Foreign currencies	5,028
Futures contracts	763,653
Net change in unrealized appreciation (depreciation)	38,406,595
NET REALIZED AND UNREALIZED GAIN	38,772,802
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,396,844
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(375,958)	$8,301,837
Net realized gain	366,207	9,385,139
Net change in unrealized appreciation (depreciation)	38,406,595	(8,953,963)
Net increase in net assets resulting from operations	38,396,844	8,733,013
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(848,344)
Service Class	—	(7,285,439)
	—	(8,133,783)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,948,034	9,250,283
Service Class	5,212,358	10,913,006
Reinvestment of dividends and distributions:
Standard Class	—	848,344
Service Class	—	7,285,439
	12,160,392	28,297,072
Cost of shares redeemed:
Standard Class	(10,876,208)	(8,387,211)
Service Class	(42,534,821)	(47,650,088)
	(53,411,029)	(56,037,299)
Decrease in net assets derived from capital share transactions	(41,250,637)	(27,740,227)
NET DECREASE IN NET ASSETS	(2,853,793)	(27,140,997)
NET ASSETS:
Beginning of period	282,414,419	309,555,416
End of period	$279,560,626	$282,414,419
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-3

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$9.431	$9.474	$8.301	$10.434	$9.634	$9.905
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.298	0.259	0.353	0.226	0.180
Net realized and unrealized gain (loss)	1.385	(0.036)	1.189	(2.114)	0.811	(0.276)
Total from investment operations	1.383	0.262	1.448	(1.761)	1.037	(0.096)
Less dividends and distributions from:
Net investment income	—	(0.305)	(0.275)	(0.372)	(0.237)	(0.175)
Total dividends and distributions	—	(0.305)	(0.275)	(0.372)	(0.237)	(0.175)
Net asset value, end of period	$10.814	$9.431	$9.474	$8.301	$10.434	$9.634
Total return[4]	14.66%	2.78%	17.44%	(16.83% )	10.76%	(0.97% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,986	$27,381	$25,817	$22,837	$27,222	$23,989
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income (loss) to average net assets	(0.05% )[6]	2.99%	2.87%	4.02%	2.17%	2.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12% )[6]	2.92%	2.80%	3.95%	2.11%	2.00%
Portfolio turnover	1%	5%	4%	8%	4%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-4

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$9.440	$9.481	$8.307	$10.440	$9.639	$9.912
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.273	0.237	0.331	0.200	0.158
Net realized and unrealized gain (loss)	1.386	(0.035)	1.188	(2.114)	0.812	(0.279)
Total from investment operations	1.371	0.238	1.425	(1.783)	1.012	(0.121)
Less dividends and distributions from:
Net investment income	—	(0.279)	(0.251)	(0.350)	(0.211)	(0.152)
Total dividends and distributions	—	(0.279)	(0.251)	(0.350)	(0.211)	(0.152)
Net asset value, end of period	$10.811	$9.440	$9.481	$8.307	$10.440	$9.639
Total return[4]	14.52%	2.52%	17.15%	(17.04% )	10.49%	(1.22% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,574	$255,034	$283,738	$290,058	$365,175	$367,033
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.57%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	(0.30% )[6]	2.74%	2.62%	3.77%	1.92%	1.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37% )[6]	2.67%	2.55%	3.70%	1.86%	1.75%
Portfolio turnover	1%	5%	4%	8%	4%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-5

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively,  the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund-6

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$205,670	$203,425	$182,973	$592,068
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$11,938
Legal	1,819
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Managed Volatility Fund-7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,348 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$15,314
Management fees payable to LFI	51,157
Distribution fees payable to LFD	51,455
Printing and mailing fees payable to Lincoln Life	185
Shareholder servicing fees payable to Lincoln Life	6,594
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.31%@
International Equity Fund-95.31%@
✧✧LVIP SSGA International Index Fund	$269,102,864	$1,401,576	$53,176,626	$11,480,446	$37,637,914	$266,446,174	21,188,563	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,401,576
Sales	53,176,626
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$183,011,393
Aggregate unrealized appreciation of investments and derivatives	$95,752,529
Aggregate unrealized depreciation of investments and derivatives	(50,287)
Net unrealized appreciation of investments and derivatives	$95,702,242
LVIP SSGA International Managed Volatility Fund-8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$266,446,174	$—	$—	$266,446,174
Unaffiliated Investment Company	11,939,604	—	—	11,939,604
Total Investments	$278,385,778	$—	$—	$278,385,778
Derivatives:
Assets:
Futures Contracts	$378,143	$—	$—	$378,143
Liabilities:
Futures Contracts	$(50,286)	$—	$—	$(50,286)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA International Managed Volatility Fund-9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	687,405	936,032
Service Class	525,565	1,103,746
Shares reinvested:
Standard Class	—	90,243
Service Class	—	774,128
	1,212,970	2,904,149
Shares redeemed:
Standard Class	(1,095,173)	(848,145)
Service Class	(4,178,596)	(4,790,061)
	(5,273,769)	(5,638,206)
Net decrease	(4,060,799)	(2,734,057)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP SSGA International Managed Volatility Fund-10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$199,040	Variation margin due from broker on futures contracts	$(50,286)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	179,103	Variation margin due from broker on futures contracts	—
Total		$378,143		$(50,286)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(8,874,446)	$300,915
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,202,830)	462,738
Total		$(11,077,276)	$763,653
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,333,048	$8,090,000
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA International Managed Volatility Fund-11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund-12

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.13%
INVESTMENT COMPANY–96.13%
Equity Fund–96.13%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	26,365,336	$848,225,583
Total Affiliated Investment (Cost $403,428,513)		848,225,583

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.69%
INVESTMENT COMPANY–3.69%
Money Market Fund–3.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	32,557,030	$32,557,030
Total Unaffiliated Investment (Cost $32,557,030)		32,557,030

TOTAL INVESTMENTS–99.82% (Cost $435,985,543)	880,782,613
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,630,098
NET ASSETS APPLICABLE TO 49,002,167 SHARES OUTSTANDING–100.00%	$882,412,711

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
114	CME E-mini S&P 500 Index Futures	$35,646,375	$35,628,154	9/19/25	$18,221	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-1

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$848,225,583
Unaffiliated investments, at value	32,557,030
Cash collateral held at broker for futures contracts	2,699,984
Receivable for securities sold	858,336
Dividends and interest receivable	114,804
Expense reimbursement receivable from Lincoln Financial Investments Corporation	26,274
Receivable for fund shares sold	4,423
Prepaid expenses	2,151
TOTAL ASSETS	884,488,585
LIABILITIES:
Payable for fund shares redeemed	907,935
Variation margin due to broker on futures contracts	765,836
Due to manager and affiliates	356,842
Other accrued expenses payable	18,330
Payable for audit fee	14,033
Payable for fund accounting fee	12,898
TOTAL LIABILITIES	2,075,874
TOTAL NET ASSETS	$882,412,711
Affiliated investments, at cost	$403,428,513
Unaffiliated investments, at cost	32,557,030
Standard Class:
Net Assets	$32,368
Shares Outstanding	1,789
Net Asset Value Per Share	$18.087
Service Class:
Net Assets	$882,380,343
Shares Outstanding	49,000,378
Net Asset Value Per Share	$18.008
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$571,688,830
Distributable earnings/(accumulated loss)	310,723,881
TOTAL NET ASSETS	$882,412,711
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-2

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$883,551
EXPENSES:
Distribution fees-Service Class	1,068,375
Management fees	982,941
Shareholder servicing fees	123,936
Accounting and administration expenses	61,741
Professional fees	27,377
Trustees’ fees and expenses	13,201
Reports and statements to shareholders	9,662
Custodian fees	4,365
Consulting fees	3,971
Pricing fees	33
Other	13,071
2,308,673
Less:
Management fees waived	(21,368)
Expenses reimbursed	(171,885)
Total operating expenses	2,115,420
NET INVESTMENT LOSS	(1,231,869)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	14,394,670
Futures contracts	(55,044,625)
Net realized loss	(40,649,955)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	32,066,675
Futures contracts	1,725,027
Net change in unrealized appreciation (depreciation)	33,791,702
NET REALIZED AND UNREALIZED LOSS	(6,858,253)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,090,122)
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,231,869)	$7,355,405
Net realized gain (loss)	(40,649,955)	105,854,158
Net change in unrealized appreciation (depreciation)	33,791,702	83,930,213
Net increase (decrease) in net assets resulting from operations	(8,090,122)	197,139,776
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,419)
Service Class	—	(38,859,039)
	—	(38,860,458)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	37,552,314	24,715,157
Reinvestment of dividends and distributions:
Standard Class	—	1,419
Service Class	—	38,859,039
	37,552,314	63,575,615
Cost of shares redeemed:
Service Class	(56,414,127)	(189,462,560)
	(56,414,127)	(189,462,560)
Decrease in net assets derived from capital share transactions	(18,861,813)	(125,886,945)
NET INCREASE (DECREASE) IN NET ASSETS	(26,951,935)	32,392,373
NET ASSETS:
Beginning of period	909,364,646	876,972,273
End of period	$882,412,711	$909,364,646
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-3

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$18.268	$15.367	$14.628	$18.757	$16.325	$14.814
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.184	0.216	0.187	0.173	0.192
Net realized and unrealized gain (loss)	(0.179)	3.537	3.158	(3.343)	4.298	2.082
Total from investment operations	(0.181)	3.721	3.374	(3.156)	4.471	2.274
Less dividends and distributions from:
Net investment income	—	(0.214)	(0.202)	(0.216)	(0.254)	(0.288)
Net realized gain	—	(0.606)	(2.433)	(0.757)	(1.785)	(0.475)
Total dividends and distributions	—	(0.820)	(2.635)	(0.973)	(2.039)	(0.763)
Net asset value, end of period	$18.087	$18.268	$15.367	$14.628	$18.757	$16.325
Total return[4]	(0.99% )	24.38%	24.44%	(16.78% )	28.09%	15.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32	$33	$26	$21	$25	$20
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.29%	0.30%	0.30%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets	(0.05% )[6]	1.05%	1.38%	1.13%	0.94%	1.29%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09% )[6]	1.01%	1.33%	1.08%	0.90%	1.25%
Portfolio turnover	2%	9%	9%	9%	4%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-4

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$18.210	$15.321	$14.596	$18.718	$16.299	$14.796
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.139	0.176	0.144	0.126	0.153
Net realized and unrealized gain (loss)	(0.177)	3.524	3.147	(3.333)	4.287	2.076
Total from investment operations	(0.202)	3.663	3.323	(3.189)	4.413	2.229
Less dividends and distributions from:
Net investment income	—	(0.168)	(0.165)	(0.176)	(0.209)	(0.251)
Net realized gain	—	(0.606)	(2.433)	(0.757)	(1.785)	(0.475)
Total dividends and distributions	—	(0.774)	(2.598)	(0.933)	(1.994)	(0.726)
Net asset value, end of period	$18.008	$18.210	$15.321	$14.596	$18.718	$16.299
Total return[4]	(1.11% )	24.07%	24.13%	(17.00% )	27.77%	15.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$882,380	$909,332	$876,946	$772,080	$962,155	$836,192
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.54%	0.55%	0.55%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.30% )[6]	0.80%	1.13%	0.88%	0.69%	1.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.34% )[6]	0.76%	1.08%	0.83%	0.65%	1.00%
Portfolio turnover	2%	9%	9%	9%	4%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-5

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in stocks that make up the S&P 500®Index. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-6

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$329,314	$339,047	$361,052	$1,029,413
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$36,829
Legal	5,613
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,318 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Large Cap Managed Volatility Fund-7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$26,274
Management fees payable to LFI	159,219
Distribution fees payable to LFD	176,904
Printing and mailing fees payable to Lincoln Life	197
Shareholder servicing fees payable to Lincoln Life	20,522
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.13%@
Equity Fund-96.13%@
✧✧LVIP SSGA S&P 500 Index Fund	$864,380,729	$17,461,860	$80,078,351	$14,394,670	$32,066,675	$848,225,583	26,365,336	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$17,461,860
Sales	80,078,351
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$435,985,543
Aggregate unrealized appreciation of investments and derivatives	$444,815,291
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$444,815,291
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Large Cap Managed Volatility Fund-8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$848,225,583	$—	$—	$848,225,583
Unaffiliated Investment Company	32,557,030	—	—	32,557,030
Total Investments	$880,782,613	$—	$—	$880,782,613
Derivatives:
Assets:
Futures Contract	$18,221	$—	$—	$18,221
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	—	—
Service Class	2,193,959	1,434,858
Shares reinvested:
Standard Class	—	79
Service Class	—	2,178,902
	2,193,959	3,613,839
Shares redeemed:
Standard Class	—	—
Service Class	(3,128,984)	(10,917,439)
	(3,128,984)	(10,917,439)
Net decrease	(935,025)	(7,303,600)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Large Cap Managed Volatility Fund-9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$18,221	Variation margin due to broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(55,044,625)	$1,725,027
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$30,487,443	$60,084,264
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Large Cap Managed Volatility Fund-10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-11

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.94%
Aerospace & Defense–2.14%
†ATI, Inc.	44,272	$3,822,445
BWX Technologies, Inc.	28,674	4,130,776
Curtiss-Wright Corp.	11,867	5,797,623
Hexcel Corp.	25,051	1,415,131
Woodward, Inc.	18,648	4,570,438
		19,736,413
Air Freight & Logistics–0.19%
†GXO Logistics, Inc.	35,739	1,740,489
		1,740,489
Automobile Components–0.80%
Autoliv, Inc.	22,340	2,499,846
Gentex Corp.	70,366	1,547,348
†Goodyear Tire & Rubber Co.	89,046	923,407
Lear Corp.	16,960	1,610,861
†Visteon Corp.	8,530	795,849
		7,377,311
Automobiles–0.25%
Harley-Davidson, Inc.	35,407	835,605
Thor Industries, Inc.	16,730	1,485,791
		2,321,396
Banks–6.55%
Associated Banc-Corp.	50,725	1,237,183
Bank OZK	32,967	1,551,427
Cadence Bank	58,248	1,862,771
Columbia Banking System, Inc.	65,874	1,540,134
Comerica, Inc.	41,161	2,455,254
Commerce Bancshares, Inc.	38,046	2,365,320
Cullen/Frost Bankers, Inc.	20,172	2,592,909
East West Bancorp, Inc.	43,218	4,364,154
First Financial Bankshares, Inc.	40,390	1,453,232
First Horizon Corp.	158,935	3,369,422
Flagstar Financial, Inc.	94,989	1,006,883
FNB Corp.	112,870	1,645,645
Glacier Bancorp, Inc.	36,935	1,591,160
Hancock Whitney Corp.	26,791	1,537,803
Home BancShares, Inc.	57,570	1,638,442
International Bancshares Corp.	16,716	1,112,617
Old National Bancorp	101,674	2,169,723
Pinnacle Financial Partners, Inc.	24,113	2,662,316
Prosperity Bancshares, Inc.	29,871	2,098,139
SouthState Corp.	30,779	2,832,591
Synovus Financial Corp.	44,010	2,277,518
†Texas Capital Bancshares, Inc.	14,378	1,141,613
UMB Financial Corp.	22,366	2,352,009
United Bankshares, Inc.	44,610	1,625,142
Valley National Bancorp	148,314	1,324,444
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Webster Financial Corp.	53,255	$2,907,723
Western Alliance Bancorp	34,181	2,665,434
Wintrust Financial Corp.	20,978	2,600,852
Zions Bancorp NA	46,105	2,394,694
		60,376,554
Beverages–0.53%
†Boston Beer Co., Inc. Class A	2,689	513,088
†Celsius Holdings, Inc.	49,205	2,282,620
Coca-Cola Consolidated, Inc.	18,420	2,056,593
		4,852,301
Biotechnology–2.20%
†BioMarin Pharmaceutical, Inc.	59,952	3,295,561
†Cytokinetics, Inc.	37,376	1,234,903
†Exelixis, Inc.	85,455	3,766,429
†Halozyme Therapeutics, Inc.	39,455	2,052,449
†Neurocrine Biosciences, Inc.	30,955	3,890,734
†Roivant Sciences Ltd.	131,548	1,482,546
†Sarepta Therapeutics, Inc.	30,647	524,064
†United Therapeutics Corp.	14,150	4,066,003
		20,312,689
Broadline Retail–0.38%
Macy's, Inc.	86,753	1,011,540
†Ollie's Bargain Outlet Holdings, Inc.	19,247	2,536,370
		3,547,910
Building Products–2.23%
AAON, Inc.	21,180	1,562,025
Advanced Drainage Systems, Inc.	22,058	2,533,582
Carlisle Cos., Inc.	13,492	5,037,913
Fortune Brands Innovations, Inc.	38,417	1,977,707
Owens Corning	26,705	3,672,472
Simpson Manufacturing Co., Inc.	13,075	2,030,678
†Trex Co., Inc.	33,579	1,826,026
UFP Industries, Inc.	18,875	1,875,420
		20,515,823
Capital Markets–3.78%
Affiliated Managers Group, Inc.	9,042	1,779,194
Carlyle Group, Inc.	66,641	3,425,347
Evercore, Inc. Class A	11,263	3,041,235
Federated Hermes, Inc.	24,047	1,065,763
Hamilton Lane, Inc. Class A	13,642	1,938,801
Houlihan Lokey, Inc.	16,882	3,037,916
Interactive Brokers Group, Inc. Class A	136,488	7,562,800
Janus Henderson Group PLC	39,345	1,528,160
LVIP SSGA Mid-Cap Index Fund-1

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group, Inc.	50,875	$2,782,354
Morningstar, Inc.	8,442	2,650,197
SEI Investments Co.	29,822	2,679,805
Stifel Financial Corp.	32,125	3,333,933
		34,825,505
Chemicals–1.45%
Ashland, Inc.	14,543	731,222
Avient Corp.	28,749	928,880
†Axalta Coating Systems Ltd.	68,163	2,023,760
Cabot Corp.	16,742	1,255,650
NewMarket Corp.	2,381	1,644,938
Olin Corp.	35,753	718,278
RPM International, Inc.	40,174	4,412,712
Scotts Miracle-Gro Co.	13,569	895,011
Westlake Corp.	10,356	786,331
		13,396,782
Commercial Services & Supplies–1.75%
Brink's Co.	13,637	1,217,648
†Clean Harbors, Inc.	15,831	3,659,811
MSA Safety, Inc.	12,365	2,071,508
RB Global, Inc.	58,124	6,172,187
Tetra Tech, Inc.	83,353	2,997,374
		16,118,528
Communications Equipment–0.62%
†Ciena Corp.	44,507	3,619,754
†Lumentum Holdings, Inc.	21,723	2,064,989
		5,684,743
Construction & Engineering–3.26%
AECOM	41,462	4,679,401
†API Group Corp.	76,300	3,895,115
Comfort Systems USA, Inc.	11,086	5,944,424
EMCOR Group, Inc.	14,074	7,528,042
†Fluor Corp.	51,594	2,645,225
†MasTec, Inc.	19,237	3,278,562
Valmont Industries, Inc.	6,260	2,044,328
		30,015,097
Construction Materials–0.38%
Eagle Materials, Inc.	10,402	2,102,348
†Knife River Corp.	17,690	1,444,212
		3,546,560
Consumer Finance–0.78%
Ally Financial, Inc.	86,382	3,364,579
FirstCash Holdings, Inc.	12,068	1,630,869
SLM Corp.	65,644	2,152,467
		7,147,915
Consumer Staples Distribution & Retail–3.29%
Albertsons Cos., Inc. Class A	126,227	2,715,143
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†BJ's Wholesale Club Holdings, Inc.	41,276	$4,450,791
Casey's General Stores, Inc.	11,598	5,918,112
†Maplebear, Inc.	51,472	2,328,593
†Performance Food Group Co.	49,013	4,287,167
†Sprouts Farmers Market, Inc.	30,744	5,061,692
†U.S. Foods Holding Corp.	72,587	5,589,925
		30,351,423
Containers & Packaging–1.32%
AptarGroup, Inc.	20,678	3,234,659
Crown Holdings, Inc.	36,378	3,746,206
Graphic Packaging Holding Co.	94,708	1,995,498
Greif, Inc. Class A	7,977	518,425
Silgan Holdings, Inc.	25,361	1,374,059
Sonoco Products Co.	30,903	1,346,135
		12,214,982
Diversified Consumer Services–1.48%
†Duolingo, Inc.	12,342	5,060,467
Graham Holdings Co. Class B	1,053	996,317
†Grand Canyon Education, Inc.	8,881	1,678,509
H&R Block, Inc.	42,024	2,306,697
Service Corp. International	44,762	3,643,627
		13,685,617
Diversified REITs–0.46%
WP Carey, Inc.	68,584	4,278,270
		4,278,270
Diversified Telecommunication Services–0.39%
†Frontier Communications Parent, Inc.	69,551	2,531,656
Iridium Communications, Inc.	33,909	1,023,035
		3,554,691
Electric Utilities–0.97%
ALLETE, Inc.	18,192	1,165,562
IDACORP, Inc.	16,922	1,953,645
OGE Energy Corp.	63,190	2,804,372
Portland General Electric Co.	34,168	1,388,246
TXNM Energy, Inc.	28,985	1,632,435
		8,944,260
Electrical Equipment–1.58%
Acuity, Inc.	9,580	2,858,097
EnerSys	12,220	1,048,110
†NEXTracker, Inc. Class A	45,005	2,446,922
nVent Electric PLC	51,600	3,779,700
LVIP SSGA Mid-Cap Index Fund-2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Regal Rexnord Corp.	20,794	$3,014,298
Sensata Technologies Holding PLC	46,235	1,392,136
		14,539,263
Electronic Equipment, Instruments & Components–3.23%
†Arrow Electronics, Inc.	16,302	2,077,364
Avnet, Inc.	26,730	1,418,828
Belden, Inc.	12,483	1,445,531
Cognex Corp.	52,678	1,670,946
†Coherent Corp.	48,723	4,346,579
Crane NXT Co.	15,465	833,564
†Fabrinet	11,246	3,313,971
†Flex Ltd.	120,009	5,990,849
†IPG Photonics Corp.	8,143	559,017
Littelfuse, Inc.	7,754	1,758,065
†Novanta, Inc.	11,224	1,447,110
TD SYNNEX Corp.	23,442	3,181,079
Vontier Corp.	46,264	1,707,142
		29,750,045
Energy Equipment & Services–0.54%
ChampionX Corp.	59,619	1,480,936
NOV, Inc.	118,195	1,469,164
†Valaris Ltd.	20,245	852,517
Weatherford International PLC	22,562	1,135,094
		4,937,711
Entertainment–0.14%
Warner Music Group Corp. Class A	45,802	1,247,646
		1,247,646
Financial Services–1.89%
Equitable Holdings, Inc.	95,335	5,348,293
Essent Group Ltd.	32,514	1,974,575
†Euronet Worldwide, Inc.	12,904	1,308,208
MGIC Investment Corp.	74,133	2,063,863
†Shift4 Payments, Inc. Class A	21,256	2,106,682
Voya Financial, Inc.	30,165	2,141,715
Western Union Co.	104,484	879,755
†WEX, Inc.	10,809	1,587,734
		17,410,825
Food Products–0.95%
†Darling Ingredients, Inc.	49,598	1,881,748
Flowers Foods, Inc.	61,599	984,352
Ingredion, Inc.	20,154	2,733,285
Lancaster Colony Corp.	6,031	1,041,976
Pilgrim's Pride Corp.	12,496	562,070
†Post Holdings, Inc.	14,096	1,536,887
		8,740,318
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–1.12%
National Fuel Gas Co.	28,395	$2,405,340
New Jersey Resources Corp.	31,437	1,409,006
ONE Gas, Inc.	18,703	1,343,998
Southwest Gas Holdings, Inc.	18,931	1,408,277
Spire, Inc.	18,431	1,345,279
UGI Corp.	67,223	2,448,262
		10,360,162
Ground Transportation–1.48%
†Avis Budget Group, Inc.	5,270	890,893
Knight-Swift Transportation Holdings, Inc.	50,787	2,246,309
Landstar System, Inc.	10,935	1,520,184
Ryder System, Inc.	13,050	2,074,950
†Saia, Inc.	8,310	2,276,857
†XPO, Inc.	36,935	4,664,521
		13,673,714
Health Care Equipment & Supplies–1.44%
Dentsply Sirona, Inc.	62,413	991,118
†Envista Holdings Corp.	53,204	1,039,606
†Globus Medical, Inc. Class A	35,340	2,085,767
†Haemonetics Corp.	15,698	1,171,228
†Lantheus Holdings, Inc.	21,625	1,770,223
†LivaNova PLC	16,967	763,854
†Masimo Corp.	14,086	2,369,547
†Penumbra, Inc.	12,192	3,128,833
		13,320,176
Health Care Providers & Services–2.52%
†Acadia Healthcare Co., Inc.	28,824	654,017
†Amedisys, Inc.	10,134	997,084
Chemed Corp.	4,582	2,231,113
Encompass Health Corp.	31,481	3,860,515
Ensign Group, Inc.	17,917	2,763,876
†HealthEquity, Inc.	27,080	2,836,901
†Hims & Hers Health, Inc.	61,442	3,062,884
†Option Care Health, Inc.	52,577	1,707,701
†Tenet Healthcare Corp.	29,115	5,124,240
		23,238,331
Health Care REITs–0.70%
Healthcare Realty Trust, Inc.	109,836	1,741,999
Omega Healthcare Investors, Inc.	90,666	3,322,909
Sabra Health Care REIT, Inc.	74,427	1,372,434
		6,437,342
Health Care Technology–0.28%
†Doximity, Inc. Class A	41,816	2,564,993
		2,564,993
Hotel & Resort REITs–0.07%
Park Hotels & Resorts, Inc.	63,996	654,679
		654,679
LVIP SSGA Mid-Cap Index Fund-3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–3.40%
Aramark	82,438	$3,451,679
Boyd Gaming Corp.	19,114	1,495,288
†Cava Group, Inc.	25,620	2,157,973
Choice Hotels International, Inc.	6,881	873,061
Churchill Downs, Inc.	22,766	2,299,366
†Hilton Grand Vacations, Inc.	19,188	796,878
Hyatt Hotels Corp. Class A	13,225	1,846,871
†Light & Wonder, Inc.	26,394	2,540,686
Marriott Vacations Worldwide Corp.	9,936	718,472
†Planet Fitness, Inc. Class A	26,204	2,857,546
Texas Roadhouse, Inc.	20,846	3,906,749
Travel & Leisure Co.	21,175	1,092,842
Vail Resorts, Inc.	11,698	1,838,107
Wendy's Co.	53,101	606,413
Wingstop, Inc.	8,728	2,939,067
Wyndham Hotels & Resorts, Inc.	24,193	1,964,714
		31,385,712
Household Durables–1.71%
KB Home	22,385	1,185,733
Somnigroup International, Inc.	64,641	4,398,820
†Taylor Morrison Home Corp.	32,034	1,967,528
Toll Brothers, Inc.	31,212	3,562,226
†TopBuild Corp.	8,962	2,901,358
Whirlpool Corp.	17,406	1,765,317
		15,780,982
Independent Power and Renewable Electricity Producers–0.16%
Ormat Technologies, Inc.	18,057	1,512,454
		1,512,454
Industrial REITs–1.03%
EastGroup Properties, Inc.	16,430	2,745,782
First Industrial Realty Trust, Inc.	41,469	1,995,903
Rexford Industrial Realty, Inc.	74,002	2,632,251
STAG Industrial, Inc.	58,396	2,118,607
		9,492,543
Insurance–4.48%
American Financial Group, Inc.	22,467	2,835,560
†Brighthouse Financial, Inc.	18,220	979,689
CNO Financial Group, Inc.	31,453	1,213,457
Fidelity National Financial, Inc.	81,729	4,581,728
First American Financial Corp.	32,086	1,969,760
Hanover Insurance Group, Inc.	11,259	1,912,566
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kemper Corp.	18,769	$1,211,351
Kinsale Capital Group, Inc.	6,913	3,345,201
Old Republic International Corp.	70,991	2,728,894
Primerica, Inc.	10,327	2,826,190
Reinsurance Group of America, Inc.	20,683	4,102,680
RenaissanceRe Holdings Ltd.	15,290	3,713,941
RLI Corp.	26,159	1,889,203
Ryan Specialty Holdings, Inc.	33,646	2,287,591
Selective Insurance Group, Inc.	19,100	1,655,015
Unum Group	50,243	4,057,625
		41,310,451
Interactive Media & Services–0.09%
†ZoomInfo Technologies, Inc.	84,161	851,709
		851,709
IT Services–0.97%
†ASGN, Inc.	13,711	684,590
†Kyndryl Holdings, Inc.	72,910	3,059,304
†Okta, Inc.	52,300	5,228,431
		8,972,325
Leisure Products–0.50%
Brunswick Corp.	20,418	1,127,890
†Mattel, Inc.	100,871	1,989,176
Polaris, Inc.	16,281	661,823
†YETI Holdings, Inc.	26,305	829,134
		4,608,023
Life Sciences Tools & Services–1.67%
†Avantor, Inc.	212,862	2,865,122
†Bio-Rad Laboratories, Inc. Class A	6,021	1,452,988
Bruker Corp.	34,480	1,420,576
†Illumina, Inc.	49,695	4,741,400
†Medpace Holdings, Inc.	7,406	2,324,447
†Repligen Corp.	16,381	2,037,469
†Sotera Health Co.	47,292	525,887
		15,367,889
Machinery–5.17%
AGCO Corp.	19,359	1,997,075
†Chart Industries, Inc.	14,139	2,327,986
CNH Industrial NV	273,590	3,545,727
Crane Co.	15,301	2,905,507
Donaldson Co., Inc.	37,517	2,601,804
Esab Corp.	17,855	2,152,420
Flowserve Corp.	40,951	2,143,785
Graco, Inc.	52,361	4,501,475
ITT, Inc.	24,735	3,879,190
Lincoln Electric Holdings, Inc.	17,531	3,634,527
LVIP SSGA Mid-Cap Index Fund-4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Middleby Corp.	16,809	$2,420,496
Mueller Industries, Inc.	34,639	2,752,761
Oshkosh Corp.	20,131	2,285,674
†RBC Bearings, Inc.	9,871	3,798,361
Terex Corp.	20,548	959,386
Timken Co.	19,838	1,439,247
Toro Co.	31,343	2,215,323
Watts Water Technologies, Inc. Class A	8,651	2,127,194
		47,687,938
Marine Transportation–0.22%
†Kirby Corp.	17,736	2,011,440
		2,011,440
Media–0.61%
†EchoStar Corp. Class A	41,954	1,162,126
New York Times Co. Class A	50,787	2,843,056
Nexstar Media Group, Inc.	9,112	1,575,920
		5,581,102
Metals & Mining–2.00%
Alcoa Corp.	81,028	2,391,136
Carpenter Technology Corp.	15,608	4,313,739
†Cleveland-Cliffs, Inc.	151,856	1,154,106
Commercial Metals Co.	35,410	1,731,903
Reliance, Inc.	16,511	5,182,803
Royal Gold, Inc.	20,648	3,672,040
		18,445,727
Mortgage Real Estate Investment Trusts (REITs)–0.61%
Annaly Capital Management, Inc.	189,820	3,572,412
Starwood Property Trust, Inc.	100,885	2,024,762
		5,597,174
Multi-Utilities–0.24%
Black Hills Corp.	22,678	1,272,236
Northwestern Energy Group, Inc.	19,163	983,062
		2,255,298
Office REITs–0.62%
COPT Defense Properties	34,945	963,783
Cousins Properties, Inc.	52,589	1,579,248
Kilroy Realty Corp.	33,523	1,150,174
Vornado Realty Trust	52,382	2,003,088
		5,696,293
Oil, Gas & Consumable Fuels–3.16%
Antero Midstream Corp.	104,685	1,983,781
†Antero Resources Corp.	91,301	3,677,604
Chord Energy Corp.	18,001	1,743,397
Civitas Resources, Inc.	27,945	769,046
†CNX Resources Corp.	46,509	1,566,423
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.	31,761	$3,490,852
HF Sinclair Corp.	49,973	2,052,891
Matador Resources Co.	36,559	1,744,596
Murphy Oil Corp.	42,437	954,833
Ovintiv, Inc.	81,544	3,102,749
PBF Energy, Inc. Class A	30,827	668,021
Permian Resources Corp.	199,684	2,719,696
Range Resources Corp.	75,002	3,050,331
Viper Energy, Inc.	40,932	1,560,737
		29,084,957
Paper & Forest Products–0.18%
Louisiana-Pacific Corp.	19,333	1,662,445
		1,662,445
Passenger Airlines–0.46%
†Alaska Air Group, Inc.	38,158	1,888,058
†American Airlines Group, Inc.	206,870	2,321,081
		4,209,139
Personal Care Products–0.55%
†BellRing Brands, Inc.	39,785	2,304,745
†Coty, Inc. Class A	113,438	527,487
†elf Beauty, Inc.	17,623	2,193,006
		5,025,238
Pharmaceuticals–0.35%
†Jazz Pharmaceuticals PLC	19,290	2,047,055
Perrigo Co. PLC	42,830	1,144,417
		3,191,472
Professional Services–2.29%
†CACI International, Inc. Class A	6,906	3,292,090
Concentrix Corp.	14,375	759,791
†ExlService Holdings, Inc.	51,071	2,236,399
Exponent, Inc.	15,962	1,192,521
†FTI Consulting, Inc.	10,538	1,701,887
Genpact Ltd.	50,511	2,222,989
Insperity, Inc.	11,152	670,458
KBR, Inc.	41,234	1,976,758
ManpowerGroup, Inc.	14,566	588,467
Maximus, Inc.	17,586	1,234,537
†Parsons Corp.	14,800	1,062,196
†Paylocity Holding Corp.	13,521	2,449,870
Science Applications International Corp.	15,174	1,708,744
		21,096,707
Real Estate Management & Development–0.41%
†Jones Lang LaSalle, Inc.	14,925	3,817,516
		3,817,516
LVIP SSGA Mid-Cap Index Fund-5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.93%
American Homes 4 Rent Class A	99,625	$3,593,474
Equity LifeStyle Properties, Inc.	59,900	3,694,033
Independence Realty Trust, Inc.	73,015	1,291,635
		8,579,142
Retail REITs–0.99%
Agree Realty Corp.	34,344	2,509,172
Brixmor Property Group, Inc.	95,895	2,497,106
Kite Realty Group Trust	68,840	1,559,226
NNN REIT, Inc.	58,805	2,539,200
		9,104,704
Semiconductors & Semiconductor Equipment–2.57%
†Allegro MicroSystems, Inc.	40,949	1,400,046
Amkor Technology, Inc.	35,150	737,799
†Cirrus Logic, Inc.	16,606	1,731,259
Entegris, Inc.	47,423	3,824,665
†Lattice Semiconductor Corp.	43,112	2,112,057
†MACOM Technology Solutions Holdings, Inc.	18,683	2,677,087
MKS, Inc.	21,029	2,089,441
†Onto Innovation, Inc.	15,333	1,547,560
Power Integrations, Inc.	17,590	983,281
†Rambus, Inc.	33,702	2,157,602
†Silicon Laboratories, Inc.	10,242	1,509,261
†Synaptics, Inc.	12,145	787,239
Universal Display Corp.	13,892	2,145,758
		23,703,055
Software–3.54%
†Appfolio, Inc. Class A	7,262	1,672,293
†Bill Holdings, Inc.	29,607	1,369,620
†Blackbaud, Inc.	11,785	756,715
†Commvault Systems, Inc.	13,848	2,414,122
†Docusign, Inc.	63,426	4,940,251
Dolby Laboratories, Inc. Class A	19,125	1,420,222
†Dropbox, Inc. Class A	61,232	1,751,235
†Dynatrace, Inc.	93,938	5,186,317
†Guidewire Software, Inc.	26,297	6,191,629
†Manhattan Associates, Inc.	18,999	3,751,733
Pegasystems, Inc.	27,900	1,510,227
†Qualys, Inc.	11,433	1,633,433
		32,597,797
Specialized REITs–1.55%
CubeSmart	71,466	3,037,305
EPR Properties	23,764	1,384,491
Gaming & Leisure Properties, Inc.	86,140	4,021,015
Lamar Advertising Co. Class A	27,578	3,346,866
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	22,012	$704,164
PotlatchDeltic Corp.	22,503	863,440
Rayonier, Inc.	43,609	967,248
		14,324,529
Specialty Retail–3.67%
†Abercrombie & Fitch Co. Class A	14,840	1,229,494
†AutoNation, Inc.	7,955	1,580,261
Bath & Body Works, Inc.	67,176	2,012,593
†Burlington Stores, Inc.	19,726	4,589,057
†Chewy, Inc. Class A	68,660	2,926,289
Dick's Sporting Goods, Inc.	17,693	3,499,852
†Five Below, Inc.	17,289	2,267,971
†Floor & Decor Holdings, Inc. Class A	33,607	2,552,788
†GameStop Corp. Class A	127,447	3,108,432
Gap, Inc.	69,425	1,514,159
Lithia Motors, Inc.	8,223	2,777,894
Murphy USA, Inc.	5,692	2,315,506
Penske Automotive Group, Inc.	5,842	1,003,714
†RH	4,808	908,760
†Valvoline, Inc.	39,615	1,500,220
		33,786,990
Technology Hardware, Storage & Peripherals–0.61%
†Pure Storage, Inc. Class A	97,443	5,610,768
		5,610,768
Textiles, Apparel & Luxury Goods–0.92%
†Capri Holdings Ltd.	36,543	646,811
Columbia Sportswear Co.	9,908	605,181
†Crocs, Inc.	17,516	1,774,020
PVH Corp.	14,984	1,027,902
†Skechers USA, Inc. Class A	40,819	2,575,679
†Under Armour, Inc. Class A	98,024	656,237
VF Corp.	103,671	1,218,134
		8,503,964
Trading Companies & Distributors–1.81%
Applied Industrial Technologies, Inc.	11,992	2,787,540
†Core & Main, Inc. Class A	59,329	3,580,505
GATX Corp.	11,205	1,720,640
MSC Industrial Direct Co., Inc. Class A	13,963	1,187,134
Watsco, Inc.	10,983	4,850,313
WESCO International, Inc.	13,975	2,588,170
		16,714,302
LVIP SSGA Mid-Cap Index Fund-6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.33%
Essential Utilities, Inc.	80,843	$3,002,509
		3,002,509
Total Common Stock (Cost $605,386,123)		911,992,758

MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	9,234,813	9,234,813
Total Money Market Fund (Cost $9,234,813)		9,234,813

TOTAL INVESTMENTS–99.94% (Cost $614,620,936)	921,227,571
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	578,398
NET ASSETS APPLICABLE TO 70,779,331 SHARES OUTSTANDING–100.00%	$921,805,969
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($676,274,936 / 51,849,781 Shares)	$13.043
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($245,531,033 / 18,929,550 Shares)	$12.971
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$549,119,601
Distributable earnings/(accumulated loss)	372,686,368
TOTAL NET ASSETS	$921,805,969

†Non-income producing.

★Includes $671,037 cash collateral held at broker for futures contracts, $995,387 payable for securities purchased, $217,659 payable for fund shares redeemed, $45,030 other accrued expenses payable, $266,087 due to manager and affiliates, $2,269 variation margin due to broker on futures contracts, $16,187 payable for audit fee and $24,906 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
31	CME E-mini S&P MidCap 400 Index Futures	$9,689,050	$9,409,205	9/19/25	$279,845	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

LVIP SSGA Mid-Cap Index Fund-7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-8

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$7,272,782
Foreign taxes withheld	(4,973)
7,267,809
EXPENSES:
Management fees	1,189,254
Distribution fees-Service Class	284,531
Shareholder servicing fees	127,735
Index fees	91,509
Accounting and administration expenses	82,628
Professional fees	30,322
Trustees’ fees and expenses	13,424
Reports and statements to shareholders	7,361
Custodian fees	6,677
Consulting fees	4,436
Pricing fees	1,632
Other	14,027
1,853,536
Less:
Management fees waived	(22,023)
Total operating expenses	1,831,513
NET INVESTMENT INCOME	5,436,296
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,081,845
Futures contracts	(1,214,404)
Net realized gain	11,867,441
Net change in unrealized appreciation (depreciation) of:
Investments	(19,836,170)
Futures contracts	393,935
Net change in unrealized appreciation (depreciation)	(19,442,235)
NET REALIZED AND UNREALIZED LOSS	(7,574,794)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,138,498)
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,436,296	$10,122,647
Net realized gain	11,867,441	77,373,925
Net change in unrealized appreciation (depreciation)	(19,442,235)	31,148,504
Net increase (decrease) in net assets resulting from operations	(2,138,498)	118,645,076
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(47,928,657)
Service Class	—	(14,542,521)
	—	(62,471,178)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	66,380,356	60,707,706
Service Class	33,704,532	43,624,525
Reinvestment of dividends and distributions:
Standard Class	—	47,928,657
Service Class	—	14,542,521
	100,084,888	166,803,409
Cost of shares redeemed:
Standard Class	(72,215,607)	(189,312,053)
Service Class	(14,820,597)	(29,667,063)
	(87,036,204)	(218,979,116)
Increase (decrease) in net assets derived from capital share transactions	13,048,684	(52,175,707)
NET INCREASE IN NET ASSETS	10,910,186	3,998,191
NET ASSETS:
Beginning of period	910,895,783	906,897,592
End of period	$921,805,969	$910,895,783
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-9

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.039	$12.282	$11.406	$15.167	$12.763	$12.000
Income (loss) from investment operations:
Net investment income[2]	0.082	0.151	0.149	0.154	0.129	0.124
Net realized and unrealized gain (loss)	(0.078)	1.519	1.607	(2.279)	2.952	1.371
Total from investment operations	0.004	1.670	1.756	(2.125)	3.081	1.495
Less dividends and distributions from:
Net investment income	—	(0.164)	(0.163)	(0.173)	(0.165)	(0.178)
Net realized gain	—	(0.749)	(0.717)	(1.463)	(0.512)	(0.554)
Total dividends and distributions	—	(0.913)	(0.880)	(1.636)	(0.677)	(0.732)
Net asset value, end of period	$13.043	$13.039	$12.282	$11.406	$15.167	$12.763
Total return[3]	0.03%	13.55%	16.05%	(13.40% )	24.37%	13.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$676,275	$684,477	$719,984	$694,216	$916,248	$876,695
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.36%	0.36%	0.36%	0.35%	0.35%
Ratio of net investment income to average net assets	1.30%	1.15%	1.26%	1.19%	0.87%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	1.14%	1.25%	1.18%	0.87%	1.14%
Portfolio turnover	7%	19%	22%	14%	23%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-10

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.983	$12.236	$11.371	$15.129	$12.736	$11.982
Income (loss) from investment operations:
Net investment income[2]	0.065	0.118	0.119	0.121	0.092	0.097
Net realized and unrealized gain (loss)	(0.077)	1.511	1.598	(2.273)	2.945	1.363
Total from investment operations	(0.012)	1.629	1.717	(2.152)	3.037	1.460
Less dividends and distributions from:
Net investment income	—	(0.133)	(0.135)	(0.143)	(0.132)	(0.152)
Net realized gain	—	(0.749)	(0.717)	(1.463)	(0.512)	(0.554)
Total dividends and distributions	—	(0.882)	(0.852)	(1.606)	(0.644)	(0.706)
Net asset value, end of period	$12.971	$12.983	$12.236	$11.371	$15.129	$12.736
Total return[3]	(0.09% )	13.27%	15.75%	(13.61% )	24.06%	12.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$245,531	$226,419	$186,913	$153,978	$184,667	$131,707
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.61%	0.61%	0.61%	0.60%	0.60%
Ratio of net investment income to average net assets	1.05%	0.90%	1.01%	0.94%	0.62%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	0.89%	1.00%	0.93%	0.62%	0.89%
Portfolio turnover	7%	19%	22%	14%	23%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-11

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$37,732
Legal	5,751
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,943 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Mid-Cap Index Fund-13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$195,475
Distribution fees payable to LFD	49,220
Shareholder servicing fees payable to Lincoln Life	21,392
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$75,636,631
Sales	63,754,410
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$614,620,936
Aggregate unrealized appreciation of investments and derivatives	$354,386,956
Aggregate unrealized depreciation of investments and derivatives	(47,500,476)
Net unrealized appreciation of investments and derivatives	$306,886,480
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund-14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$911,992,758	$—	$—	$911,992,758
Money Market Fund	9,234,813	—	—	9,234,813
Total Investments	$921,227,571	$—	$—	$921,227,571
Derivatives:

Assets:
Futures Contract	$279,845	$—	$—	$279,845
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	5,199,534	4,609,205
Service Class	2,667,389	3,315,885
Shares reinvested:
Standard Class	—	3,593,385
Service Class	—	1,096,235
	7,866,923	12,614,710
Shares redeemed:
Standard Class	(5,845,685)	(14,329,715)
Service Class	(1,178,039)	(2,247,080)
	(7,023,724)	(16,576,795)
Net increase (decrease)	843,199	(3,962,085)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP SSGA Mid-Cap Index Fund-15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$279,845	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,214,404)	$393,935
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$7,717,336	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Mid-Cap Index Fund-16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund-17

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.39%
Aerospace & Defense–0.37%
†Axon Enterprise, Inc.	612	$506,699
		506,699
Automobiles–2.73%
†Tesla, Inc.	11,684	3,711,539
		3,711,539
Beverages–1.92%
Coca-Cola Europacific Partners PLC	3,606	334,348
Keurig Dr. Pepper, Inc.	10,745	355,230
†Monster Beverage Corp.	7,712	483,080
PepsiCo, Inc.	10,832	1,430,257
		2,602,915
Biotechnology–2.77%
Amgen, Inc.	4,248	1,186,084
†Biogen, Inc.	1,153	144,805
Gilead Sciences, Inc.	9,829	1,089,741
Regeneron Pharmaceuticals, Inc.	832	436,800
†Vertex Pharmaceuticals, Inc.	2,029	903,311
		3,760,741
Broadline Retail–6.68%
†Amazon.com, Inc.	34,078	7,476,372
†MercadoLibre, Inc.	401	1,048,066
†PDD Holdings, Inc. ADR	5,244	548,837
		9,073,275
Chemicals–1.29%
Linde PLC	3,719	1,744,880
		1,744,880
Commercial Services & Supplies–0.80%
Cintas Corp.	3,192	711,401
†Copart, Inc.	7,580	371,951
		1,083,352
Communications Equipment–1.60%
Cisco Systems, Inc.	31,280	2,170,206
		2,170,206
Consumer Staples Distribution & Retail–2.56%
Costco Wholesale Corp.	3,504	3,468,750
		3,468,750
Electric Utilities–1.40%
American Electric Power Co., Inc.	4,225	438,386
Constellation Energy Corp.	2,477	799,476
Exelon Corp.	7,987	346,796
Xcel Energy, Inc.	4,564	310,808
		1,895,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.14%
CDW Corp.	1,046	$186,805
		186,805
Energy Equipment & Services–0.22%
Baker Hughes Co.	7,835	300,394
		300,394
Entertainment–3.97%
Electronic Arts, Inc.	1,972	314,929
†Netflix, Inc.	3,361	4,500,816
†Take-Two Interactive Software, Inc.	1,433	348,004
†Warner Bros Discovery, Inc.	19,370	221,980
		5,385,729
Financial Services–0.42%
†PayPal Holdings, Inc.	7,689	571,446
		571,446
Food Products–0.69%
Kraft Heinz Co.	9,450	243,999
Mondelez International, Inc. Class A	10,234	690,181
		934,180
Ground Transportation–0.56%
CSX Corp.	14,865	485,045
Old Dominion Freight Line, Inc.	1,682	272,989
		758,034
Health Care Equipment & Supplies–1.78%
†Dexcom, Inc.	3,091	269,814
GE HealthCare Technologies, Inc.	3,617	267,911
†IDEXX Laboratories, Inc.	636	341,112
†Intuitive Surgical, Inc.	2,832	1,538,937
		2,417,774
Hotels, Restaurants & Leisure–3.04%
†Airbnb, Inc. Class A	3,396	449,427
Booking Holdings, Inc.	257	1,487,835
†DoorDash, Inc. Class A	3,151	776,753
Marriott International, Inc. Class A	2,164	591,226
Starbucks Corp.	8,981	822,929
		4,128,170
Industrial Conglomerates–0.87%
Honeywell International, Inc.	5,078	1,182,565
		1,182,565
LVIP SSGA Nasdaq-100 Index Fund-1

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–8.50%
Alphabet, Inc. Class A	36,210	$6,401,619
Meta Platforms, Inc. Class A	6,970	5,144,487
		11,546,106
IT Services–1.04%
Cognizant Technology Solutions Corp. Class A	3,869	301,898
†Shopify, Inc. Class A	9,625	1,110,244
		1,412,142
Machinery–0.29%
PACCAR, Inc.	4,152	394,689
		394,689
Media–1.29%
†Charter Communications, Inc. Class A	1,100	449,691
Comcast Corp. Class A	29,428	1,050,286
†Trade Desk, Inc. Class A	3,579	257,652
		1,757,629
Oil, Gas & Consumable Fuels–0.23%
Diamondback Energy, Inc.	2,312	317,669
		317,669
Pharmaceuticals–0.24%
AstraZeneca PLC ADR	4,687	327,528
		327,528
Professional Services–1.28%
Automatic Data Processing, Inc.	3,197	985,955
Paychex, Inc.	2,849	414,415
Verisk Analytics, Inc.	1,098	342,027
		1,742,397
Real Estate Management & Development–0.20%
†CoStar Group, Inc.	3,340	268,536
		268,536
Semiconductors & Semiconductor Equipment–23.67%
†Advanced Micro Devices, Inc.	12,808	1,817,455
Analog Devices, Inc.	3,921	933,276
Applied Materials, Inc.	6,341	1,160,847
†ARM Holdings PLC ADR	1,061	171,606
ASML Holding NV	687	550,555
Broadcom, Inc.	24,963	6,881,051
†GLOBALFOUNDRIES, Inc.	4,360	166,552
Intel Corp.	34,474	772,218
KLA Corp.	1,045	936,048
Lam Research Corp.	10,084	981,577
Marvell Technology, Inc.	6,776	524,462
Microchip Technology, Inc.	4,253	299,284
Micron Technology, Inc.	8,830	1,088,297
NVIDIA Corp.	78,320	12,373,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	1,986	$433,921
†ON Semiconductor Corp.	3,321	174,054
QUALCOMM, Inc.	8,675	1,381,580
Texas Instruments, Inc.	7,177	1,490,089
		32,136,649
Software–18.90%
†Adobe, Inc.	3,367	1,302,625
†ANSYS, Inc.	693	243,395
†AppLovin Corp. Class A	2,432	851,395
†Atlassian Corp. Class A	1,298	263,611
†Autodesk, Inc.	1,687	522,245
†Cadence Design Systems, Inc.	2,152	663,139
†Crowdstrike Holdings, Inc. Class A	1,968	1,002,322
†Datadog, Inc. Class A	2,510	337,168
†Fortinet, Inc.	6,037	638,232
Intuit, Inc.	2,204	1,735,936
Microsoft Corp.	23,857	11,866,710
†MicroStrategy, Inc. Class A	1,996	806,843
†Palantir Technologies, Inc. Class A	17,874	2,436,584
†Palo Alto Networks, Inc.	5,269	1,078,248
Roper Technologies, Inc.	850	481,814
†Synopsys, Inc.	1,227	629,058
†Workday, Inc. Class A	1,708	409,920
†Zscaler, Inc.	1,232	386,774
		25,656,019
Specialty Retail–0.69%
†O'Reilly Automotive, Inc.	6,750	608,377
Ross Stores, Inc.	2,582	329,412
		937,789
Technology Hardware, Storage & Peripherals–7.24%
Apple, Inc.	47,942	9,836,260
		9,836,260
Textiles, Apparel & Luxury Goods–0.16%
†Lululemon Athletica, Inc.	920	218,574
		218,574
Trading Companies & Distributors–0.28%
Fastenal Co.	8,978	377,076
		377,076
Wireless Telecommunication Services–1.57%
T-Mobile U.S., Inc.	8,969	2,136,954
		2,136,954
Total Common Stock (Cost $78,457,561)		134,948,937

LVIP SSGA Nasdaq-100 Index Fund-2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	868,158	$868,158
Total Money Market Fund (Cost $868,158)		868,158

TOTAL INVESTMENTS–100.03% (Cost $79,325,719)	$135,817,095
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(37,036)
NET ASSETS APPLICABLE TO 8,515,649 SHARES OUTSTANDING–100.00%	$135,780,059
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($86,108,758 / 5,393,733 Shares)	$15.965
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($49,671,301 / 3,121,916 Shares)	$15.911
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$78,792,277
Distributable earnings/(accumulated loss)	56,987,782
TOTAL NET ASSETS	$135,780,059

†Non-income producing.

★Includes $62,841 cash collateral held at broker for futures contracts, $5,411 variation margin due from broker on futures contracts, $51,285 payable for fund shares redeemed, $5,208 other accrued expenses payable, $47,421 due to manager and affiliates, $14,033 payable for audit fee, $9,282 payable for fund accounting fee and $11,224 Payable for licensing fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
2	CME E-mini NASDAQ 100 Index Futures	$915,730	$886,617	9/19/25	$29,113	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$501,237
Foreign taxes withheld	(1,000)
500,237
EXPENSES:
Management fees	178,521
Distribution fees-Service Class	53,988
Index fees	24,395
Accounting and administration expenses	20,521
Professional fees	19,530
Shareholder servicing fees	17,852
Custodian fees	2,217
Consulting fees	2,027
Reports and statements to shareholders	1,988
Trustees’ fees and expenses	1,825
Pricing fees	426
Other	3,163
326,453
Plus:
Recoupment of prior expenses reduced by the Advisor	3,001
Total operating expenses	329,454
NET INVESTMENT INCOME	170,783
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(1,035,546)
Futures contracts	(151,243)
Net realized loss	(1,186,789)
Net change in unrealized appreciation (depreciation) of:
Investments	10,603,070
Futures contracts	80,944
Net change in unrealized appreciation (depreciation)	10,684,014
NET REALIZED AND UNREALIZED GAIN	9,497,225
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,668,008
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$170,783	$413,770
Net realized gain (loss)	(1,186,789)	6,032,047
Net change in unrealized appreciation (depreciation)	10,684,014	21,182,000
Net increase in net assets resulting from operations	9,668,008	27,627,817
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(877,341)
Service Class	—	(319,531)
	—	(1,196,872)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,155,980	7,241,234
Service Class	8,774,155	15,051,710
Reinvestment of dividends and distributions:
Standard Class	—	877,341
Service Class	—	319,531
	14,930,135	23,489,816
Cost of shares redeemed:
Standard Class	(11,684,811)	(27,390,916)
Service Class	(4,004,209)	(14,047,266)
	(15,689,020)	(41,438,182)
Decrease in net assets derived from capital share transactions	(758,885)	(17,948,366)
NET INCREASE IN NET ASSETS	8,909,123	8,482,579
NET ASSETS:
Beginning of period	126,870,936	118,388,357
End of period	$135,780,059	$126,870,936
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-4

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			2/18/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$14.767	$11.910	$7.742	$11.766	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.026	0.055	0.058	0.040	0.020
Net realized and unrealized gain (loss)	1.172	2.953	4.161	(3.881)	1.916
Total from investment operations	1.198	3.008	4.219	(3.841)	1.936
Less dividends and distributions from:
Net investment income	—	(0.071)	(0.051)	(0.039)	(0.020)
Net realized gain	—	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.151)	(0.051)	(0.183)	(0.170)
Net asset value, end of period	$15.965	$14.767	$11.910	$7.742	$11.766
Total return[4]	8.11%	25.24%	54.50%	(32.72% )	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,109	$85,731	$86,071	$74,220	$106,553
Ratio of expenses to average net assets	0.45% [5]	0.45% [5]	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.44%	0.44%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	0.36% [5]	0.41% [5]	0.58%	0.44%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.37%	0.42%	0.57%	0.43%	0.20%
Portfolio turnover	7%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the six months ended June 30, 2025 and the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-5

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			2/18/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$14.735	$11.888	$7.735	$11.752	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.009	0.022	0.034	0.017	(0.004)
Net realized and unrealized gain (loss)	1.167	2.944	4.151	(3.874)	1.916
Total from investment operations	1.176	2.966	4.185	(3.857)	1.912
Less dividends and distributions from:
Net investment income	—	(0.039)	(0.032)	(0.016)	(0.010)
Net realized gain	—	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.119)	(0.032)	(0.160)	(0.160)
Net asset value, end of period	$15.911	$14.735	$11.888	$7.735	$11.752
Total return[4]	7.98%	24.94%	54.11%	(32.89% )	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,671	$41,140	$32,318	$6,528	$9,470
Ratio of expenses to average net assets	0.70% [5]	0.70% [5]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.69%	0.69%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.11% [5]	0.16% [5]	0.33%	0.19%	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.12%	0.17%	0.32%	0.18%	(0.05% )
Portfolio turnover	7%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the six months ended June 30, 2025 and the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-6

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA Nasdaq-100 Index Fund-7

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.45% of the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has recouped $3,001 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$3,917	$5,723	$9,640
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$5,219
Legal	795
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $113 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$34,514
Distribution fees payable to LFD	9,804
Shareholder servicing fees payable to Lincoln Life	3,103
LVIP SSGA Nasdaq-100 Index Fund-8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$9,323,928
Sales	9,509,909
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$79,325,719
Aggregate unrealized appreciation of investments and derivatives	$59,112,004
Aggregate unrealized depreciation of investments and derivatives	(2,591,515)
Net unrealized appreciation of investments and derivatives	$56,520,489
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Nasdaq-100 Index Fund-9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$134,948,937	$—	$—	$134,948,937
Money Market Fund	868,158	—	—	868,158
Total Investments	$135,817,095	$—	$—	$135,817,095
Derivatives:

Assets:
Futures Contract	$29,113	$—	$—	$29,113
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	412,520	525,140
Service Class	604,651	1,118,865
Shares reinvested:
Standard Class	—	58,861
Service Class	—	21,510
	1,017,171	1,724,376
Shares redeemed:
Standard Class	(824,337)	(2,005,294)
Service Class	(274,762)	(1,066,848)
	(1,099,099)	(3,072,142)
Net decrease	(81,928)	(1,347,766)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP SSGA Nasdaq-100 Index Fund-10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$29,113	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(151,243)	$80,944
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,255,227	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund-11

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA S&P 500 Index Fund

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.58%
Aerospace & Defense–2.19%
†Axon Enterprise, Inc.	16,100	$13,329,834
†Boeing Co.	165,089	34,591,098
General Dynamics Corp.	55,680	16,239,629
General Electric Co.	236,547	60,884,832
Howmet Aerospace, Inc.	88,660	16,502,286
Huntington Ingalls Industries, Inc.	8,500	2,052,410
L3Harris Technologies, Inc.	41,606	10,436,449
Lockheed Martin Corp.	46,302	21,444,308
Northrop Grumman Corp.	30,033	15,015,899
RTX Corp.	293,471	42,852,636
Textron, Inc.	38,822	3,117,019
TransDigm Group, Inc.	12,400	18,855,936
		255,322,336
Air Freight & Logistics–0.29%
CH Robinson Worldwide, Inc.	27,227	2,612,431
Expeditors International of Washington, Inc.	31,876	3,641,833
FedEx Corp.	48,903	11,116,141
United Parcel Service, Inc. Class B	160,524	16,203,292
		33,573,697
Automobile Components–0.03%
†Aptiv PLC	50,324	3,433,103
		3,433,103
Automobiles–1.86%
Ford Motor Co.	866,602	9,402,632
General Motors Co.	220,006	10,826,495
†Tesla, Inc.	619,600	196,822,136
		217,051,263
Banks–3.57%
Bank of America Corp.	1,444,901	68,372,715
Citigroup, Inc.	414,062	35,244,957
Citizens Financial Group, Inc.	95,400	4,269,150
Fifth Third Bancorp	150,567	6,192,821
Huntington Bancshares, Inc.	319,720	5,358,507
JPMorgan Chase & Co.	613,460	177,848,189
KeyCorp	219,994	3,832,295
M&T Bank Corp.	36,924	7,162,887
PNC Financial Services Group, Inc.	87,746	16,357,609
Regions Financial Corp.	205,314	4,828,985
Truist Financial Corp.	292,942	12,593,577
U.S. Bancorp	346,656	15,686,184
Wells Fargo & Co.	717,282	57,468,634
		415,216,510
Beverages–1.10%
Brown-Forman Corp. Class B	38,550	1,037,380
Coca-Cola Co.	854,897	60,483,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	34,335	$5,585,618
Keurig Dr. Pepper, Inc.	299,900	9,914,694
Molson Coors Beverage Co. Class B	39,717	1,909,991
†Monster Beverage Corp.	154,402	9,671,741
PepsiCo, Inc.	303,075	40,018,023
		128,621,410
Biotechnology–1.56%
AbbVie, Inc.	389,149	72,233,837
Amgen, Inc.	118,657	33,130,221
†Biogen, Inc.	32,549	4,087,829
Gilead Sciences, Inc.	274,349	30,417,074
†Incyte Corp.	35,000	2,383,500
†Moderna, Inc.	76,700	2,116,153
Regeneron Pharmaceuticals, Inc.	23,262	12,212,550
†Vertex Pharmaceuticals, Inc.	56,700	25,242,840
		181,824,004
Broadline Retail–4.00%
†Amazon.com, Inc.	2,086,560	457,770,399
eBay, Inc.	104,544	7,784,346
		465,554,745
Building Products–0.55%
A.O. Smith Corp.	26,500	1,737,605
Allegion PLC	19,225	2,770,707
†Builders FirstSource, Inc.	25,500	2,975,595
Carrier Global Corp.	177,161	12,966,414
Johnson Controls International PLC	144,889	15,303,176
Lennox International, Inc.	7,000	4,012,680
Masco Corp.	46,421	2,987,655
Trane Technologies PLC	49,575	21,684,601
		64,438,433
Capital Markets–3.39%
Ameriprise Financial, Inc.	21,282	11,358,842
Bank of New York Mellon Corp.	157,203	14,322,765
Blackrock, Inc.	32,191	33,776,407
Blackstone, Inc.	160,900	24,067,422
Cboe Global Markets, Inc.	22,900	5,340,509
Charles Schwab Corp.	375,125	34,226,405
CME Group, Inc.	79,353	21,871,274
†Coinbase Global, Inc. Class A	46,400	16,262,736
FactSet Research Systems, Inc.	8,300	3,712,424
Franklin Resources, Inc.	67,456	1,608,826
Goldman Sachs Group, Inc.	67,886	48,046,316
Intercontinental Exchange, Inc.	127,130	23,324,541
Invesco Ltd.	98,739	1,557,114
LVIP SSGA S&P 500 Index Fund-1

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
KKR & Co., Inc.	149,200	$19,848,076
MarketAxess Holdings, Inc.	8,800	1,965,392
Moody's Corp.	34,142	17,125,286
Morgan Stanley	272,388	38,368,574
MSCI, Inc.	17,000	9,804,580
Nasdaq, Inc.	91,331	8,166,818
Northern Trust Corp.	42,784	5,424,583
Raymond James Financial, Inc.	40,050	6,142,468
S&P Global, Inc.	69,337	36,560,707
State Street Corp.	64,090	6,815,331
T. Rowe Price Group, Inc.	48,035	4,635,377
		394,332,773
Chemicals–1.20%
Air Products & Chemicals, Inc.	48,999	13,820,658
Albemarle Corp.	25,300	1,585,551
CF Industries Holdings, Inc.	37,490	3,449,080
Corteva, Inc.	151,427	11,285,854
Dow, Inc.	152,227	4,030,971
DuPont de Nemours, Inc.	91,849	6,299,923
Eastman Chemical Co.	26,527	1,980,506
Ecolab, Inc.	55,557	14,969,278
International Flavors & Fragrances, Inc.	55,504	4,082,319
Linde PLC	104,080	48,832,254
LyondellBasell Industries NV Class A	56,280	3,256,361
Mosaic Co.	72,847	2,657,459
PPG Industries, Inc.	51,456	5,853,120
Sherwin-Williams Co.	51,048	17,527,841
		139,631,175
Commercial Services & Supplies–0.56%
Cintas Corp.	75,632	16,856,104
†Copart, Inc.	194,700	9,553,929
Republic Services, Inc.	44,737	11,032,592
Rollins, Inc.	63,625	3,589,722
Veralto Corp.	54,467	5,498,444
Waste Management, Inc.	80,671	18,459,138
		64,989,929
Communications Equipment–0.91%
†Arista Networks, Inc.	228,700	23,398,297
Cisco Systems, Inc.	877,924	60,910,367
†F5, Inc.	12,396	3,648,390
Juniper Networks, Inc.	73,604	2,939,008
Motorola Solutions, Inc.	36,902	15,515,815
		106,411,877
Construction & Engineering–0.11%
Quanta Services, Inc.	32,787	12,396,109
		12,396,109
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.13%
Martin Marietta Materials, Inc.	13,600	$7,465,856
Vulcan Materials Co.	29,263	7,632,376
		15,098,232
Consumer Finance–0.64%
American Express Co.	122,250	38,995,305
Capital One Financial Corp.	140,401	29,871,717
Synchrony Financial	84,968	5,670,764
		74,537,786
Consumer Staples Distribution & Retail–1.98%
Costco Wholesale Corp.	97,948	96,962,643
Dollar General Corp.	48,829	5,585,061
†Dollar Tree, Inc.	44,683	4,425,404
Kroger Co.	135,446	9,715,542
Sysco Corp.	108,018	8,181,283
Target Corp.	100,838	9,947,669
Walgreens Boots Alliance, Inc.	158,362	1,817,996
Walmart, Inc.	956,285	93,505,547
		230,141,145
Containers & Packaging–0.22%
Amcor PLC	504,408	4,635,509
Avery Dennison Corp.	17,243	3,025,629
Ball Corp.	65,856	3,693,863
International Paper Co.	116,601	5,460,425
Packaging Corp. of America	19,600	3,693,620
Smurfit WestRock PLC	108,318	4,673,922
		25,182,968
Distributors–0.07%
Genuine Parts Co.	30,341	3,680,667
LKQ Corp.	57,400	2,124,374
Pool Corp.	8,100	2,360,988
		8,166,029
Diversified Telecommunication Services–0.74%
AT&T, Inc.	1,582,040	45,784,237
Verizon Communications, Inc.	929,558	40,221,975
		86,006,212
Electric Utilities–1.52%
Alliant Energy Corp.	57,600	3,483,072
American Electric Power Co., Inc.	116,878	12,127,261
Constellation Energy Corp.	69,118	22,308,526
Duke Energy Corp.	171,348	20,219,064
Edison International	85,204	4,396,526
Entergy Corp.	95,244	7,916,681
Evergy, Inc.	51,999	3,584,291
Eversource Energy	79,974	5,087,946
Exelon Corp.	221,556	9,619,961
LVIP SSGA S&P 500 Index Fund-2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
FirstEnergy Corp.	115,906	$4,666,376
NextEra Energy, Inc.	452,832	31,435,597
NRG Energy, Inc.	43,855	7,042,236
PG&E Corp.	483,700	6,742,778
Pinnacle West Capital Corp.	24,883	2,226,282
PPL Corp.	165,998	5,625,672
Southern Co.	242,226	22,243,614
Xcel Energy, Inc.	126,577	8,619,894
		177,345,777
Electrical Equipment–0.89%
AMETEK, Inc.	51,400	9,301,344
Eaton Corp. PLC	87,117	31,099,898
Emerson Electric Co.	125,030	16,670,250
GE Vernova, Inc.	60,661	32,098,768
†Generac Holdings, Inc.	13,300	1,904,693
Hubbell, Inc.	11,800	4,819,238
Rockwell Automation, Inc.	24,590	8,168,060
		104,062,251
Electronic Equipment, Instruments & Components–0.65%
Amphenol Corp. Class A	266,028	26,270,265
CDW Corp.	29,400	5,250,546
Corning, Inc.	168,960	8,885,606
Jabil, Inc.	24,600	5,365,260
†Keysight Technologies, Inc.	37,900	6,210,294
†Ralliant Corp.	1	49
TE Connectivity PLC	65,511	11,049,740
†Teledyne Technologies, Inc.	10,097	5,172,794
†Trimble, Inc.	54,300	4,125,714
†Zebra Technologies Corp. Class A	11,000	3,391,960
		75,722,228
Energy Equipment & Services–0.20%
Baker Hughes Co.	220,497	8,453,855
Halliburton Co.	191,637	3,905,562
Schlumberger NV	309,273	10,453,427
		22,812,844
Entertainment–1.77%
Electronic Arts, Inc.	51,679	8,253,136
†Live Nation Entertainment, Inc.	32,700	4,946,856
†Netflix, Inc.	94,100	126,012,133
†Take-Two Interactive Software, Inc.	36,500	8,864,025
TKO Group Holdings, Inc.	14,700	2,674,665
Walt Disney Co.	399,235	49,509,133
†Warner Bros Discovery, Inc.	500,613	5,737,025
		205,996,973
Financial Services–4.34%
Apollo Global Management, Inc.	98,800	14,016,756
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Berkshire Hathaway, Inc. Class B	405,469	$196,964,676
†Corpay, Inc.	15,700	5,209,574
Fidelity National Information Services, Inc.	118,289	9,629,907
†Fiserv, Inc.	121,824	21,003,676
Global Payments, Inc.	53,745	4,301,750
Jack Henry & Associates, Inc.	16,100	2,900,737
Mastercard, Inc. Class A	179,520	100,879,469
†PayPal Holdings, Inc.	217,444	16,160,438
Visa, Inc. Class A	378,328	134,325,356
		505,392,339
Food Products–0.56%
Archer-Daniels-Midland Co.	106,423	5,617,006
Bunge Global SA	29,500	2,368,260
Campbell's Co.	46,050	1,411,433
Conagra Brands, Inc.	104,552	2,140,179
General Mills, Inc.	120,012	6,217,822
Hershey Co.	32,030	5,315,378
Hormel Foods Corp.	64,172	1,941,203
J.M. Smucker Co.	23,847	2,341,775
Kellanova	58,777	4,674,535
Kraft Heinz Co.	189,624	4,896,092
Lamb Weston Holdings, Inc.	33,600	1,742,160
McCormick & Co., Inc.	54,538	4,135,071
Mondelez International, Inc. Class A	286,008	19,288,380
Tyson Foods, Inc. Class A	63,150	3,532,611
		65,621,905
Gas Utilities–0.05%
Atmos Energy Corp.	34,900	5,378,439
		5,378,439
Ground Transportation–0.94%
CSX Corp.	425,812	13,894,246
JB Hunt Transport Services, Inc.	17,500	2,513,000
Norfolk Southern Corp.	49,832	12,755,497
Old Dominion Freight Line, Inc.	41,200	6,686,760
†Uber Technologies, Inc.	461,200	43,029,960
Union Pacific Corp.	133,002	30,601,100
		109,480,563
Health Care Equipment & Supplies–2.29%
Abbott Laboratories	382,380	52,007,504
†Align Technology, Inc.	15,800	2,991,414
Baxter International, Inc.	113,522	3,437,446
Becton Dickinson & Co.	63,113	10,871,214
†Boston Scientific Corp.	325,287	34,939,077
†Cooper Cos., Inc.	43,600	3,102,576
†Dexcom, Inc.	85,400	7,454,566
LVIP SSGA S&P 500 Index Fund-3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences Corp.	131,048	$10,249,264
GE HealthCare Technologies, Inc.	99,949	7,403,222
†Hologic, Inc.	50,100	3,264,516
†IDEXX Laboratories, Inc.	17,900	9,600,486
†Insulet Corp.	15,300	4,806,954
†Intuitive Surgical, Inc.	78,607	42,715,830
Medtronic PLC	282,796	24,651,327
ResMed, Inc.	32,100	8,281,800
†Solventum Corp.	30,470	2,310,845
STERIS PLC	21,700	5,212,774
Stryker Corp.	75,612	29,914,376
Zimmer Biomet Holdings, Inc.	43,290	3,948,481
		267,163,672
Health Care Providers & Services–1.78%
Cardinal Health, Inc.	53,661	9,015,048
Cencora, Inc.	38,178	11,447,673
†Centene Corp.	110,574	6,001,957
Cigna Group	60,302	19,934,635
CVS Health Corp.	279,042	19,248,317
†DaVita, Inc.	9,328	1,328,774
Elevance Health, Inc.	49,588	19,287,749
HCA Healthcare, Inc.	39,300	15,055,830
†Henry Schein, Inc.	27,800	2,030,790
Humana, Inc.	26,632	6,510,991
Labcorp Holdings, Inc.	18,747	4,921,275
McKesson Corp.	27,594	20,220,331
†Molina Healthcare, Inc.	12,000	3,574,800
Quest Diagnostics, Inc.	23,911	4,295,133
UnitedHealth Group, Inc.	200,546	62,564,336
Universal Health Services, Inc. Class B	13,300	2,409,295
		207,846,934
Health Care REITs–0.28%
Alexandria Real Estate Equities, Inc.	33,900	2,462,157
Healthpeak Properties, Inc.	160,323	2,807,256
Ventas, Inc.	97,095	6,131,549
Welltower, Inc.	134,701	20,707,585
		32,108,547
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	158,751	2,438,415
		2,438,415
Hotels, Restaurants & Leisure–2.08%
†Airbnb, Inc. Class A	95,100	12,585,534
Booking Holdings, Inc.	7,175	41,537,797
†Caesars Entertainment, Inc.	43,800	1,243,482
†Carnival Corp.	232,791	6,546,083
†Chipotle Mexican Grill, Inc.	300,600	16,878,690
Darden Restaurants, Inc.	25,430	5,542,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	7,600	$3,424,560
†DoorDash, Inc. Class A	75,000	18,488,250
Expedia Group, Inc.	27,349	4,613,229
Hilton Worldwide Holdings, Inc.	53,100	14,142,654
Las Vegas Sands Corp.	75,300	3,276,303
Marriott International, Inc. Class A	50,427	13,777,161
McDonald's Corp.	158,318	46,255,770
†MGM Resorts International	46,900	1,612,891
†Norwegian Cruise Line Holdings Ltd.	100,100	2,030,028
Royal Caribbean Cruises Ltd.	53,500	16,752,990
Starbucks Corp.	249,706	22,880,561
Wynn Resorts Ltd.	19,750	1,849,983
Yum! Brands, Inc.	62,324	9,235,170
		242,674,113
Household Durables–0.27%
Dr. Horton, Inc.	61,974	7,989,688
Garmin Ltd.	33,924	7,080,617
Lennar Corp. Class A	50,743	5,612,683
†Mohawk Industries, Inc.	12,200	1,279,048
†NVR, Inc.	650	4,800,679
PulteGroup, Inc.	44,741	4,718,386
		31,481,101
Household Products–1.00%
Church & Dwight Co., Inc.	55,300	5,314,883
Clorox Co.	27,685	3,324,138
Colgate-Palmolive Co.	178,852	16,257,647
Kimberly-Clark Corp.	72,731	9,376,480
Procter & Gamble Co.	516,931	82,357,447
		116,630,595
Independent Power and Renewable Electricity Producers–0.14%
AES Corp.	151,515	1,593,938
Vistra Corp.	74,500	14,438,845
		16,032,783
Industrial Conglomerates–0.44%
3M Co.	120,383	18,327,108
Honeywell International, Inc.	143,572	33,435,047
		51,762,155
Industrial REITs–0.18%
Prologis, Inc.	204,622	21,509,865
		21,509,865
Insurance–2.05%
Aflac, Inc.	110,122	11,613,466
Allstate Corp.	58,772	11,831,391
American International Group, Inc.	131,144	11,224,615
Aon PLC Class A	47,754	17,036,717
LVIP SSGA S&P 500 Index Fund-4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Arch Capital Group Ltd.	83,000	$7,557,150
Arthur J Gallagher & Co.	55,900	17,894,708
Assurant, Inc.	11,616	2,294,044
Brown & Brown, Inc.	52,200	5,787,414
Chubb Ltd.	82,346	23,857,283
Cincinnati Financial Corp.	34,375	5,119,125
Erie Indemnity Co. Class A	5,400	1,872,666
Everest Group Ltd.	9,500	3,228,575
Globe Life, Inc.	18,579	2,309,184
Hartford Insurance Group, Inc.	62,689	7,953,353
Loews Corp.	38,908	3,566,307
Marsh & McLennan Cos., Inc.	108,269	23,671,934
MetLife, Inc.	127,915	10,286,924
Principal Financial Group, Inc.	46,433	3,688,173
Progressive Corp.	129,318	34,509,802
Prudential Financial, Inc.	78,025	8,383,006
Travelers Cos., Inc.	49,906	13,351,851
W.R. Berkley Corp.	65,650	4,823,306
Willis Towers Watson PLC	22,401	6,865,907
		238,726,901
Interactive Media & Services–6.58%
Alphabet, Inc. Class A	2,323,060	410,597,013
Match Group, Inc.	52,300	1,615,547
Meta Platforms, Inc. Class A	480,000	354,283,200
		766,495,760
IT Services–1.14%
Accenture PLC Class A	138,167	41,296,735
†Akamai Technologies, Inc.	32,203	2,568,511
Cognizant Technology Solutions Corp. Class A	109,916	8,576,745
†EPAM Systems, Inc.	12,100	2,139,522
†Gartner, Inc.	17,100	6,912,162
†GoDaddy, Inc. Class A	31,400	5,653,884
International Business Machines Corp.	203,863	60,094,735
VeriSign, Inc.	17,887	5,165,766
		132,408,060
Leisure Products–0.02%
Hasbro, Inc.	30,584	2,257,711
		2,257,711
Life Sciences Tools & Services–0.82%
Agilent Technologies, Inc.	63,037	7,438,996
Bio-Techne Corp.	34,600	1,780,170
†Charles River Laboratories International, Inc.	11,300	1,714,549
Danaher Corp.	140,901	27,833,584
†IQVIA Holdings, Inc.	36,400	5,736,276
†Mettler-Toledo International, Inc.	4,700	5,521,184
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Revvity, Inc.	27,475	$2,657,382
Thermo Fisher Scientific, Inc.	84,453	34,242,313
†Waters Corp.	13,316	4,647,817
West Pharmaceutical Services, Inc.	15,700	3,435,160
		95,007,431
Machinery–1.54%
Caterpillar, Inc.	103,581	40,211,180
Cummins, Inc.	30,457	9,974,667
Deere & Co.	55,900	28,424,591
Dover Corp.	29,751	5,451,276
Fortive Corp.	75,171	3,918,664
IDEX Corp.	16,700	2,932,019
Illinois Tool Works, Inc.	58,919	14,567,723
Ingersoll Rand, Inc.	89,481	7,443,030
Nordson Corp.	12,300	2,636,751
Otis Worldwide Corp.	86,580	8,573,152
PACCAR, Inc.	116,732	11,096,544
Parker-Hannifin Corp.	28,382	19,823,976
Pentair PLC	37,294	3,828,602
Snap-on, Inc.	11,575	3,601,908
Stanley Black & Decker, Inc.	34,140	2,312,985
Westinghouse Air Brake Technologies Corp.	37,709	7,894,379
Xylem, Inc.	52,773	6,826,715
		179,518,162
Media–0.45%
†Charter Communications, Inc. Class A	21,500	8,789,415
Comcast Corp. Class A	830,244	29,631,408
Fox Corp. Class A	73,185	3,982,368
Interpublic Group of Cos., Inc.	78,080	1,911,398
News Corp. Class A	108,190	3,329,239
Omnicom Group, Inc.	43,697	3,143,562
Paramount Global Class B	115,900	1,495,110
		52,282,500
Metals & Mining–0.34%
Freeport-McMoRan, Inc.	319,461	13,848,635
Newmont Corp.	250,332	14,584,342
Nucor Corp.	52,543	6,806,420
Steel Dynamics, Inc.	30,600	3,917,106
		39,156,503
Multi-Utilities–0.61%
Ameren Corp.	58,701	5,637,644
CenterPoint Energy, Inc.	141,235	5,188,974
CMS Energy Corp.	65,938	4,568,185
Consolidated Edison, Inc.	77,012	7,728,154
Dominion Energy, Inc.	184,652	10,436,531
DTE Energy Co.	45,592	6,039,116
LVIP SSGA S&P 500 Index Fund-5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NiSource, Inc.	103,595	$4,179,022
Public Service Enterprise Group, Inc.	110,589	9,309,382
Sempra	140,976	10,681,752
WEC Energy Group, Inc.	70,158	7,310,464
		71,079,224
Office REITs–0.02%
BXP, Inc.	33,712	2,274,549
		2,274,549
Oil, Gas & Consumable Fuels–2.77%
APA Corp.	76,326	1,396,003
Chevron Corp.	359,116	51,421,820
ConocoPhillips	282,067	25,312,693
Coterra Energy, Inc.	162,596	4,126,687
Devon Energy Corp.	144,214	4,587,447
Diamondback Energy, Inc.	41,500	5,702,100
EOG Resources, Inc.	119,702	14,317,556
EQT Corp.	130,500	7,610,760
Expand Energy Corp.	46,500	5,437,710
Exxon Mobil Corp.	952,994	102,732,753
Hess Corp.	61,420	8,509,127
Kinder Morgan, Inc.	429,481	12,626,741
Marathon Petroleum Corp.	68,030	11,300,463
Occidental Petroleum Corp.	151,438	6,361,910
ONEOK, Inc.	137,177	11,197,759
Phillips 66	90,971	10,852,840
Targa Resources Corp.	48,100	8,373,248
Texas Pacific Land Corp.	4,200	4,436,838
Valero Energy Corp.	69,545	9,348,239
Williams Cos., Inc.	268,718	16,878,178
		322,530,872
Passenger Airlines–0.15%
Delta Air Lines, Inc.	142,200	6,993,396
Southwest Airlines Co.	130,981	4,249,024
†United Airlines Holdings, Inc.	72,000	5,733,360
		16,975,780
Personal Care Products–0.11%
Estee Lauder Cos., Inc. Class A	51,667	4,174,694
Kenvue, Inc.	426,071	8,917,666
		13,092,360
Pharmaceuticals–2.83%
Bristol-Myers Squibb Co.	448,066	20,740,975
Eli Lilly & Co.	173,428	135,192,329
Johnson & Johnson	530,752	81,072,368
Merck & Co., Inc.	558,981	44,248,936
Pfizer, Inc.	1,254,048	30,398,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris, Inc.	253,051	$2,259,745
Zoetis, Inc.	98,921	15,426,730
		329,339,207
Professional Services–0.63%
Automatic Data Processing, Inc.	89,768	27,684,451
Broadridge Financial Solutions, Inc.	25,500	6,197,265
†Dayforce, Inc.	34,100	1,888,799
Equifax, Inc.	27,418	7,111,407
Jacobs Solutions, Inc.	27,834	3,658,779
Leidos Holdings, Inc.	28,300	4,464,608
Paychex, Inc.	70,376	10,236,893
Paycom Software, Inc.	10,000	2,314,000
Verisk Analytics, Inc.	31,200	9,718,800
		73,275,002
Real Estate Management & Development–0.14%
†CBRE Group, Inc. Class A	64,476	9,034,377
†CoStar Group, Inc.	92,600	7,445,040
		16,479,417
Residential REITs–0.25%
AvalonBay Communities, Inc.	31,548	6,420,018
Camden Property Trust	23,500	2,648,215
Equity Residential	75,942	5,125,326
Essex Property Trust, Inc.	13,900	3,939,260
Invitation Homes, Inc.	125,600	4,119,680
Mid-America Apartment Communities, Inc.	26,600	3,937,066
UDR, Inc.	66,400	2,711,112
		28,900,677
Retail REITs–0.25%
Federal Realty Investment Trust	16,200	1,538,838
Kimco Realty Corp.	153,145	3,219,108
Realty Income Corp.	193,700	11,159,057
Regency Centers Corp.	36,900	2,628,387
Simon Property Group, Inc.	68,148	10,955,472
		29,500,862
Semiconductors & Semiconductor Equipment–12.68%
†Advanced Micro Devices, Inc.	356,883	50,641,698
Analog Devices, Inc.	109,523	26,068,664
Applied Materials, Inc.	179,653	32,889,075
Broadcom, Inc.	1,039,650	286,579,522
†Enphase Energy, Inc.	27,400	1,086,410
†First Solar, Inc.	22,900	3,790,866
Intel Corp.	951,528	21,314,227
KLA Corp.	29,221	26,174,419
Lam Research Corp.	279,900	27,245,466
Microchip Technology, Inc.	118,806	8,360,378
Micron Technology, Inc.	244,759	30,166,547
LVIP SSGA S&P 500 Index Fund-6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	10,400	$7,606,352
NVIDIA Corp.	5,386,100	850,949,939
NXP Semiconductors NV	55,800	12,191,742
†ON Semiconductor Corp.	94,600	4,957,986
QUALCOMM, Inc.	243,624	38,799,558
Skyworks Solutions, Inc.	37,100	2,764,692
Teradyne, Inc.	35,500	3,192,160
Texas Instruments, Inc.	201,024	41,736,603
		1,476,516,304
Software–11.39%
†Adobe, Inc.	94,200	36,444,096
†ANSYS, Inc.	19,000	6,673,180
†Autodesk, Inc.	47,403	14,674,547
†Cadence Design Systems, Inc.	60,600	18,673,890
†Crowdstrike Holdings, Inc. Class A	54,500	27,757,395
†Fair Isaac Corp.	5,400	9,870,984
†Fortinet, Inc.	140,300	14,832,516
Gen Digital, Inc.	117,925	3,466,995
Intuit, Inc.	61,840	48,707,039
Microsoft Corp.	1,641,488	816,492,546
Oracle Corp.	357,578	78,177,278
†Palantir Technologies, Inc. Class A	470,300	64,111,296
†Palo Alto Networks, Inc.	145,700	29,816,048
†PTC, Inc.	26,200	4,515,308
Roper Technologies, Inc.	23,664	13,413,702
Salesforce, Inc.	210,936	57,520,138
†ServiceNow, Inc.	45,500	46,777,640
†Synopsys, Inc.	33,600	17,226,048
†Tyler Technologies, Inc.	9,600	5,691,264
†Workday, Inc. Class A	47,000	11,280,000
		1,326,121,910
Specialized REITs–0.88%
American Tower Corp.	103,403	22,854,131
Crown Castle, Inc.	96,465	9,909,849
Digital Realty Trust, Inc.	70,300	12,255,399
Equinix, Inc.	21,442	17,056,468
Extra Space Storage, Inc.	46,400	6,841,216
Iron Mountain, Inc.	64,800	6,646,536
Public Storage	34,751	10,196,638
SBA Communications Corp.	23,700	5,565,708
VICI Properties, Inc.	229,900	7,494,740
Weyerhaeuser Co.	160,207	4,115,718
		102,936,403
Specialty Retail–1.71%
†AutoZone, Inc.	3,727	13,835,481
Best Buy Co., Inc.	42,877	2,878,333
†CarMax, Inc.	35,509	2,386,560
Home Depot, Inc.	219,185	80,361,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Lowe's Cos., Inc.	124,597	$27,644,336
†O'Reilly Automotive, Inc.	191,355	17,246,826
Ross Stores, Inc.	72,426	9,240,109
TJX Cos., Inc.	247,592	30,575,136
Tractor Supply Co.	119,000	6,279,630
†Ulta Beauty, Inc.	10,000	4,678,200
Williams-Sonoma, Inc.	27,200	4,443,664
		199,570,264
Technology Hardware, Storage & Peripherals–6.16%
Apple, Inc.	3,298,556	676,764,734
Dell Technologies, Inc. Class C	66,300	8,128,380
Hewlett Packard Enterprise Co.	286,676	5,862,524
HP, Inc.	211,176	5,165,365
NetApp, Inc.	44,943	4,788,677
Seagate Technology Holdings PLC	44,072	6,360,912
†Super Micro Computer, Inc.	111,000	5,440,110
Western Digital Corp.	75,534	4,833,421
		717,344,123
Textiles, Apparel & Luxury Goods–0.29%
†Deckers Outdoor Corp.	33,600	3,463,152
†Lululemon Athletica, Inc.	24,700	5,868,226
NIKE, Inc. Class B	259,168	18,411,295
Ralph Lauren Corp.	8,872	2,433,412
Tapestry, Inc.	45,734	4,015,902
		34,191,987
Tobacco–0.73%
Altria Group, Inc.	375,201	21,998,035
Philip Morris International, Inc.	342,716	62,418,865
		84,416,900
Trading Companies & Distributors–0.27%
Fastenal Co.	254,412	10,685,304
United Rentals, Inc.	14,400	10,848,960
WW Grainger, Inc.	9,753	10,145,461
		31,679,725
Water Utilities–0.05%
American Water Works Co., Inc.	43,300	6,023,463
		6,023,463
Wireless Telecommunication Services–0.22%
T-Mobile U.S., Inc.	105,515	25,140,004
		25,140,004
Total Common Stock (Cost $2,712,306,174)		11,596,633,296

LVIP SSGA S&P 500 Index Fund-7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	51,790,444	$51,790,444
Total Money Market Fund (Cost $51,790,444)		51,790,444

TOTAL INVESTMENTS–100.02% (Cost $2,764,096,618)	$11,648,423,740
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(2,527,232)
NET ASSETS APPLICABLE TO 362,328,416 SHARES OUTSTANDING–100.00%	$11,645,896,508
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($8,650,140,882 / 268,875,120 Shares)	$32.172
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($2,995,755,626 / 93,453,296 Shares)	$32.056
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,136,642,753
Distributable earnings/(accumulated loss)	9,509,253,755
TOTAL NET ASSETS	$11,645,896,508

†Non-income producing.

★Includes $4,392,318 cash collateral held at broker for futures contracts, $307,149 variation margin due from broker on futures contracts,
$28,246,873 payable for fund shares redeemed, $266,444 other accrued expenses payable, $2,399,613 due to manager and affiliates, $32,825 due to custodian, $16,187 payable for audit fee and $203,851 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
204	CME E-mini S&P 500 Index Futures	$63,788,250	$62,142,314	9/19/25	$1,645,936	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-8

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$74,167,511
Foreign taxes withheld	(16,975)
74,150,536
EXPENSES:
Management fees	8,986,155
Distribution fees-Service Class	3,383,885
Shareholder servicing fees	1,574,813
Accounting and administration expenses	883,487
Index fees	541,484
Trustees’ fees and expenses	161,950
Professional fees	137,929
Reports and statements to shareholders	73,458
Consulting fees	31,630
Custodian fees	23,204
Pricing fees	2,827
Other	123,189
15,924,011
Less:
Management fees waived	(9,917)
Total operating expenses	15,914,094
NET INVESTMENT INCOME	58,236,442
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	93,819,602
Futures contracts	(1,830,215)
Net realized gain	91,989,387
Net change in unrealized appreciation (depreciation) of:
Investments	509,526,503
Futures contracts	2,661,508
Net change in unrealized appreciation (depreciation)	512,188,011
NET REALIZED AND UNREALIZED GAIN	604,177,398
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$662,413,840
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$58,236,442	$115,770,146
Net realized gain	91,989,387	575,313,202
Net change in unrealized appreciation (depreciation)	512,188,011	1,614,388,577
Net increase in net assets resulting from operations	662,413,840	2,305,471,925
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(681,816,008)
Service Class	—	(201,612,847)
	—	(883,428,855)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	399,260,497	582,131,959
Service Class	314,355,870	438,292,681
Reinvestment of dividends and distributions:
Standard Class	—	681,816,008
Service Class	—	201,612,847
	713,616,367	1,903,853,495
Cost of shares redeemed:
Standard Class	(698,448,280)	(1,447,601,543)
Service Class	(180,854,829)	(385,282,002)
	(879,303,109)	(1,832,883,545)
Increase (decrease) in net assets derived from capital share transactions	(165,686,742)	70,969,950
NET INCREASE IN NET ASSETS	496,727,098	1,493,013,020
NET ASSETS:
Beginning of period	11,149,169,410	9,656,156,390
End of period	$11,645,896,508	$11,149,169,410
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-9

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$30.330	$26.451	$21.849	$30.085	$24.087	$20.989
Income (loss) from investment operations:
Net investment income[2]	0.169	0.340	0.350	0.349	0.314	0.330
Net realized and unrealized gain (loss)	1.673	6.101	5.270	(5.904)	6.493	3.424
Total from investment operations	1.842	6.441	5.620	(5.555)	6.807	3.754
Less dividends and distributions from:
Net investment income	—	(0.339)	(0.364)	(0.353)	(0.357)	(0.350)
Net realized gain	—	(2.223)	(0.654)	(2.328)	(0.452)	(0.306)
Total dividends and distributions	—	(2.562)	(1.018)	(2.681)	(0.809)	(0.656)
Net asset value, end of period	$32.172	$30.330	$26.451	$21.849	$30.085	$24.087
Total return[3]	6.07%	24.73%	26.01%	(18.31% )	28.42%	18.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,650,141	$8,459,305	$7,534,365	$7,219,554	$9,250,241	$8,511,057
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.14%	1.15%	1.45%	1.38%	1.15%	1.58%
Portfolio turnover	1%	2%	3%	2%	2%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-10

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$30.259	$26.405	$21.818	$30.051	$24.065	$20.977
Income (loss) from investment operations:
Net investment income[2]	0.131	0.265	0.289	0.284	0.246	0.277
Net realized and unrealized gain (loss)	1.666	6.082	5.256	(5.895)	6.481	3.414
Total from investment operations	1.797	6.347	5.545	(5.611)	6.727	3.691
Less dividends and distributions from:
Net investment income	—	(0.270)	(0.304)	(0.294)	(0.289)	(0.297)
Net realized gain	—	(2.223)	(0.654)	(2.328)	(0.452)	(0.306)
Total dividends and distributions	—	(2.493)	(0.958)	(2.622)	(0.741)	(0.603)
Net asset value, end of period	$32.056	$30.259	$26.405	$21.818	$30.051	$24.065
Total return[3]	5.94%	24.42%	25.70%	(18.51% )	28.10%	17.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,995,756	$2,689,864	$2,121,791	$1,730,192	$2,168,807	$1,770,490
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.89%	0.90%	1.20%	1.13%	0.90%	1.33%
Portfolio turnover	1%	2%	3%	2%	2%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-11

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA S&P 500 Index Fund-12

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 Billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$461,865
Legal	70,393
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA S&P 500 Index Fund-13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,430 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,534,059
Distribution fees payable to LFD	595,375
Printing and mailing fees payable to Lincoln Life	771
Shareholder servicing fees payable to Lincoln Life	269,408
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$132,658,130
Sales	236,321,973
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,764,096,618
Aggregate unrealized appreciation of investments and derivatives	$9,009,252,009
Aggregate unrealized depreciation of investments and derivatives	(123,278,952)
Net unrealized appreciation of investments and derivatives	$8,885,973,057
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP SSGA S&P 500 Index Fund-14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$11,596,633,296	$—	$—	$11,596,633,296
Money Market Fund	51,790,444	—	—	51,790,444
Total Investments	$11,648,423,740	$—	$—	$11,648,423,740
Derivatives:

Assets:
Futures Contract	$1,645,936	$—	$—	$1,645,936
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	13,351,415	19,692,480
Service Class	10,565,356	14,709,181
Shares reinvested:
Standard Class	—	23,120,427
Service Class	—	6,869,513
	23,916,771	64,391,601
Shares redeemed:
Standard Class	(23,383,962)	(48,745,025)
Service Class	(6,007,392)	(13,039,467)
	(29,391,354)	(61,784,492)
Net increase (decrease)	(5,474,583)	2,607,109
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP SSGA S&P 500 Index Fund-15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$1,645,936	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,830,215)	$2,661,508
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$60,480,559	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA S&P 500 Index Fund-16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.44%
Aerospace & Defense–1.37%
Boeing Co.
2.70% 2/1/27	500,000	$485,971
5.04% 5/1/27	500,000	503,725
6.26% 5/1/27	70,000	72,017
General Dynamics Corp. 2.63% 11/15/27	500,000	484,460
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	153,570
L3Harris Technologies, Inc.
3.85% 12/15/26	250,000	248,517
4.40% 6/15/28	350,000	350,913
Lockheed Martin Corp. 4.45% 5/15/28	150,000	151,716
Northrop Grumman Corp.
3.20% 2/1/27	150,000	147,564
3.25% 1/15/28	500,000	488,477
RTX Corp.
2.65% 11/1/26	250,000	244,979
3.13% 5/4/27	500,000	490,175
5.75% 11/8/26	175,000	178,231
		4,000,315
Agriculture–1.16%
Altria Group, Inc.
2.63% 9/16/26	350,000	343,202
4.88% 2/4/28	145,000	146,980
Archer-Daniels-Midland Co. 2.50% 8/11/26	250,000	245,541
BAT Capital Corp.
2.26% 3/25/28	250,000	236,527
3.22% 9/6/26	250,000	246,528
3.56% 8/15/27	250,000	245,990
4.70% 4/2/27	250,000	251,192
BAT International Finance PLC 4.45% 3/16/28	150,000	150,240
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	396,589
Philip Morris International, Inc.
3.13% 8/17/27	250,000	244,480
4.13% 4/28/28	145,000	144,716
4.38% 11/1/27	155,000	155,704
4.75% 2/12/27	70,000	70,624
5.13% 11/17/27	500,000	510,002
		3,388,315
Airlines–0.39%
♦American Airlines Pass-Through Trust
3.58% 7/15/29	148,918	144,234
3.60% 3/22/29	286,807	279,033
Delta Air Lines, Inc. 4.38% 4/19/28	250,000	248,648
Southwest Airlines Co. 5.13% 6/15/27	250,000	252,235
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust 5.88% 4/15/29	198,748	$202,802
		1,126,952
Apparel–0.17%
NIKE, Inc. 2.38% 11/1/26	250,000	244,690
Tapestry, Inc. 4.13% 7/15/27	250,000	248,240
		492,930
Auto Manufacturers–4.31%
American Honda Finance Corp.
2.00% 3/24/28	250,000	234,875
2.35% 1/8/27	150,000	145,581
4.40% 10/5/26	250,000	250,221
4.45% 10/22/27	170,000	170,501
4.55% 3/3/28	250,000	251,297
4.90% 3/12/27	400,000	403,557
4.90% 7/9/27	70,000	70,860
5.25% 7/7/26	150,000	151,259
Ford Motor Co. 4.35% 12/8/26	500,000	496,547
Ford Motor Credit Co. LLC
2.70% 8/10/26	1,500,000	1,460,433
2.90% 2/16/28	200,000	187,520
4.13% 8/17/27	250,000	244,375
4.27% 1/9/27	250,000	246,407
4.95% 5/28/27	350,000	347,680
5.13% 11/5/26	240,000	239,409
5.80% 3/5/27	250,000	251,972
5.92% 3/20/28	200,000	202,030
6.80% 5/12/28	350,000	361,734
General Motors Co. 5.35% 4/15/28	110,000	111,672
General Motors Financial Co., Inc.
2.35% 2/26/27	250,000	240,928
2.40% 4/10/28	500,000	470,404
2.70% 8/20/27	350,000	336,188
4.00% 10/6/26	300,000	297,925
5.00% 4/9/27	250,000	251,547
5.00% 7/15/27	110,000	110,673
5.05% 4/4/28	250,000	251,895
5.35% 7/15/27	150,000	152,248
5.40% 5/8/27	700,000	710,165
Honda Motor Co. Ltd.
2.53% 3/10/27	250,000	242,545
4.44% 7/8/28	250,000	250,287
PACCAR Financial Corp.
4.25% 6/23/27	150,000	150,766
4.45% 8/6/27	235,000	237,716
4.50% 11/25/26	60,000	60,409
5.00% 5/13/27	200,000	203,459
5.20% 11/9/26	165,000	167,555
Toyota Motor Corp.
4.19% 6/30/27	125,000	125,201
LVIP SSGA Short-Term Bond Index Fund-1

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Corp. (continued)
5.28% 7/13/26	120,000	$121,109
Toyota Motor Credit Corp.
1.15% 8/13/27	250,000	235,045
3.05% 3/22/27	250,000	245,344
4.35% 10/8/27	200,000	200,830
4.50% 5/14/27	80,000	80,556
4.55% 8/7/26	85,000	85,295
4.55% 9/20/27	400,000	403,355
4.60% 1/8/27	200,000	201,396
5.00% 8/14/26	250,000	252,139
5.00% 3/19/27	415,000	421,105
5.40% 11/20/26	250,000	254,007
		12,588,022
Auto Parts & Equipment–0.08%
BorgWarner, Inc. 2.65% 7/1/27	250,000	241,874
		241,874
Banks–35.08%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	448,337
4.36% 6/18/28	250,000	251,895
4.42% 12/16/26	250,000	251,270
Banco Santander SA
μ1.72% 9/14/27	200,000	193,195
3.80% 2/23/28	200,000	196,498
μ4.18% 3/24/28	200,000	198,831
4.25% 4/11/27	400,000	398,998
4.38% 4/12/28	400,000	398,919
5.29% 8/18/27	400,000	406,730
μ5.37% 7/15/28	200,000	203,679
μ5.55% 3/14/28	200,000	203,217
μ6.53% 11/7/27	400,000	410,568
Bank of America Corp.
μ1.73% 7/22/27	500,000	485,989
μ2.55% 2/4/28	1,000,000	971,892
μ3.42% 12/20/28	2,250,000	2,199,339
μ3.59% 7/21/28	1,000,000	984,650
μ3.71% 4/24/28	1,600,000	1,581,002
μ3.82% 1/20/28	1,100,000	1,090,413
4.25% 10/22/26	500,000	499,089
μ4.62% 5/9/29	335,000	337,126
μ5.93% 9/15/27	750,000	763,093
μ6.20% 11/10/28	750,000	780,509
Bank of Montreal
2.65% 3/8/27	750,000	732,351
μ4.57% 9/10/27	100,000	100,230
5.27% 12/11/26	210,000	212,959
5.37% 6/4/27	350,000	357,441
μBank of New York Mellon 4.73% 4/20/29	500,000	507,064
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of New York Mellon Corp.
3.99% 6/13/28	250,000	$249,114
4.44% 6/9/28	165,000	165,871
4.54% 2/1/29	250,000	251,912
4.89% 7/21/28	550,000	557,280
Bank of Nova Scotia
2.70% 8/3/26	500,000	492,045
μ4.40% 9/8/28	190,000	190,322
μ4.93% 2/14/29	600,000	607,757
5.25% 6/12/28	200,000	206,278
5.40% 6/4/27	125,000	127,893
μBarclays PLC
4.84% 9/10/28	200,000	201,544
4.97% 5/16/29	1,100,000	1,111,500
5.50% 8/9/28	250,000	254,978
5.67% 3/12/28	225,000	229,267
6.50% 9/13/27	500,000	511,096
7.39% 11/2/28	600,000	636,903
Canadian Imperial Bank of Commerce
μ4.51% 9/11/27	190,000	190,299
μ4.86% 1/13/28	300,000	302,082
μ4.86% 3/30/29	150,000	151,614
5.00% 4/28/28	250,000	254,885
5.24% 6/28/27	250,000	254,495
5.62% 7/17/26	300,000	303,623
5.93% 10/2/26	250,000	254,889
Capital One NA 3.45% 7/27/26	250,000	247,232
Citibank NA
4.58% 5/29/27	415,000	417,279
4.93% 8/6/26	375,000	377,574
5.49% 12/4/26	390,000	396,177
Citigroup, Inc.
μ3.07% 2/24/28	1,500,000	1,466,753
3.20% 10/21/26	500,000	492,856
μ3.52% 10/27/28	500,000	489,615
μ3.67% 7/24/28	1,200,000	1,181,248
μ3.89% 1/10/28	750,000	743,182
μ4.08% 4/23/29	500,000	495,043
μ4.64% 5/7/28	400,000	401,060
μ4.79% 3/4/29	500,000	503,591
μCitizens Bank NA 4.58% 8/9/28	350,000	350,742
Commonwealth Bank of Australia
4.42% 3/14/28	250,000	252,473
4.58% 11/27/26	250,000	251,669
Cooperatieve Rabobank UA
4.33% 8/28/26	250,000	250,531
4.37% 5/27/27	250,000	251,591
4.88% 1/21/28	250,000	255,278
5.04% 3/5/27	250,000	253,743
Deutsche Bank AG
μ2.55% 1/7/28	250,000	242,819
LVIP SSGA Short-Term Bond Index Fund-2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
μ4.88% 12/1/32	250,000	$247,301
5.37% 9/9/27	200,000	205,146
μ5.37% 1/10/29	165,000	167,896
μ5.71% 2/8/28	225,000	228,696
μ6.72% 1/18/29	350,000	367,665
μ7.15% 7/13/27	265,000	271,695
μFifth Third Bancorp 6.36% 10/27/28	100,000	104,244
Fifth Third Bank NA
2.25% 2/1/27	500,000	484,656
μ4.97% 1/28/28	250,000	251,830
First-Citizens Bank & Trust Co. 6.13% 3/9/28	150,000	155,606
μGoldman Sachs Group, Inc.
1.54% 9/10/27	1,000,000	965,507
1.95% 10/21/27	500,000	484,131
2.64% 2/24/28	1,750,000	1,699,602
3.62% 3/15/28	750,000	739,528
3.69% 6/5/28	750,000	739,339
3.81% 4/23/29	500,000	492,038
4.22% 5/1/29	750,000	745,725
4.94% 4/23/28	300,000	302,338
μHSBC Holdings PLC
2.01% 9/22/28	600,000	568,737
4.04% 3/13/28	750,000	743,829
4.58% 6/19/29	400,000	400,578
4.76% 6/9/28	600,000	602,281
4.90% 3/3/29	285,000	287,414
5.13% 11/19/28	220,000	222,798
5.21% 8/11/28	350,000	354,948
5.60% 5/17/28	750,000	764,047
5.89% 8/14/27	750,000	760,699
6.16% 3/9/29	350,000	363,936
7.39% 11/3/28	500,000	530,995
HSBC USA, Inc. 4.65% 6/3/28	200,000	201,578
μHuntington National Bank 4.55% 5/17/28	250,000	250,913
ING Groep NV
3.95% 3/29/27	500,000	497,645
μ4.02% 3/28/28	250,000	248,367
μ4.86% 3/25/29	200,000	202,035
μ6.08% 9/11/27	200,000	203,674
JPMorgan Chase & Co.
μ2.07% 6/1/29	200,000	187,585
μ2.18% 6/1/28	250,000	240,267
2.95% 10/1/26	750,000	739,082
μ3.51% 1/23/29	500,000	489,771
μ3.54% 5/1/28	1,250,000	1,231,498
μ3.78% 2/1/28	1,000,000	991,312
4.13% 12/15/26	500,000	499,428
μ4.32% 4/26/28	1,500,000	1,498,557
μ4.51% 10/22/28	395,000	396,181
μ4.85% 7/25/28	1,500,000	1,515,637
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ5.04% 1/23/28	250,000	$252,384
μ5.57% 4/22/28	245,000	250,027
μ6.07% 10/22/27	400,000	408,687
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	506,330
KeyBank NA 4.39% 12/14/27	250,000	250,281
KeyCorp 2.25% 4/6/27	250,000	241,068
Lloyds Banking Group PLC
μ3.57% 11/7/28	500,000	489,456
μ3.75% 3/18/28	250,000	246,948
4.38% 3/22/28	250,000	249,691
μ4.82% 6/13/29	200,000	201,802
μ5.09% 11/26/28	200,000	202,628
μ5.46% 1/5/28	500,000	506,775
μ5.87% 3/6/29	250,000	258,435
μ5.99% 8/7/27	220,000	223,335
μM&T Bank Corp.
4.55% 8/16/28	150,000	150,368
4.83% 1/16/29	45,000	45,369
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	146,410
4.70% 1/27/28	250,000	252,203
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	200,000	193,065
μ2.34% 1/19/28	250,000	242,078
2.76% 9/13/26	250,000	245,487
3.68% 2/22/27	250,000	247,826
μ4.08% 4/19/28	600,000	596,540
μ5.02% 7/20/28	250,000	253,198
μ5.24% 4/19/29	500,000	511,361
μ5.35% 9/13/28	500,000	510,695
μ5.42% 2/22/29	250,000	256,391
Mizuho Financial Group, Inc.
μ1.55% 7/9/27	500,000	485,404
4.02% 3/5/28	250,000	248,936
μ5.41% 9/13/28	400,000	408,897
μ5.67% 5/27/29	200,000	207,010
Morgan Stanley
μ2.48% 1/21/28	1,350,000	1,310,378
3.13% 7/27/26	500,000	493,749
μ3.77% 1/24/29	250,000	246,431
μ4.21% 4/20/28	1,000,000	997,934
μ4.99% 4/12/29	325,000	329,728
μ5.12% 2/1/29	500,000	508,728
μ5.16% 4/20/29	500,000	509,800
μ5.65% 4/13/28	155,000	158,441
6.25% 8/9/26	250,000	254,968
μ6.30% 10/18/28	500,000	520,838
Morgan Stanley Bank NA
μ4.45% 10/15/27	625,000	625,916
μ4.95% 1/14/28	775,000	781,242
LVIP SSGA Short-Term Bond Index Fund-3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley Bank NA (continued)
μ4.97% 7/14/28	750,000	$758,984
μ5.50% 5/26/28	280,000	285,912
5.88% 10/30/26	640,000	653,468
National Australia Bank Ltd.
2.50% 7/12/26	350,000	344,155
3.91% 6/9/27	250,000	249,512
4.31% 6/13/28	255,000	256,567
4.50% 10/26/27	250,000	252,610
4.90% 6/13/28	250,000	256,383
5.09% 6/11/27	250,000	254,688
μNational Bank of Canada
4.95% 2/1/28	250,000	251,940
5.60% 7/2/27	250,000	252,751
μNatWest Group PLC
3.07% 5/22/28	250,000	243,771
4.89% 5/18/29	350,000	353,503
5.52% 9/30/28	200,000	204,264
5.58% 3/1/28	450,000	458,088
PNC Bank NA 3.10% 10/25/27	250,000	243,858
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	241,542
2.60% 7/23/26	350,000	344,376
μ5.10% 7/23/27	100,000	100,753
μ5.30% 1/21/28	85,000	86,277
μ5.35% 12/2/28	500,000	512,071
μ5.58% 6/12/29	400,000	414,249
μ6.62% 10/20/27	205,000	210,739
Royal Bank of Canada
1.40% 11/2/26	250,000	241,350
3.63% 5/4/27	500,000	495,186
4.24% 8/3/27	250,000	250,407
μ4.51% 10/18/27	160,000	160,291
μ4.52% 10/18/28	660,000	662,732
μ4.72% 3/27/28	290,000	291,746
μ4.97% 1/24/29	290,000	294,178
μ5.07% 7/23/27	545,000	548,647
5.20% 7/20/26	250,000	252,443
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	145,203
4.40% 7/13/27	250,000	249,583
μ5.47% 3/20/29	155,000	157,601
μ6.50% 3/9/29	150,000	156,401
μ6.57% 6/12/29	200,000	209,884
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	850,000	822,939
6.53% 1/10/29	100,000	104,372
Standard Chartered Bank 4.85% 12/3/27	250,000	254,304
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	350,000	337,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.63% 7/14/26	250,000	$245,645
3.01% 10/19/26	1,000,000	983,571
3.35% 10/18/27	250,000	245,362
5.52% 1/13/28	750,000	772,181
5.88% 7/13/26	200,000	203,021
Synchrony Bank 5.63% 8/23/27	200,000	203,961
Toronto-Dominion Bank
1.25% 9/10/26	250,000	241,248
2.80% 3/10/27	250,000	244,112
4.57% 12/17/26	300,000	301,137
4.57% 6/2/28	250,000	251,842
4.69% 9/15/27	400,000	403,847
4.86% 1/31/28	250,000	253,422
4.98% 4/5/27	700,000	708,623
5.26% 12/11/26	130,000	131,759
5.53% 7/17/26	700,000	708,619
μTruist Financial Corp.
1.89% 6/7/29	250,000	232,644
4.87% 1/26/29	500,000	505,776
μU.S. Bancorp
2.22% 1/27/28	250,000	241,606
4.55% 7/22/28	350,000	350,790
4.65% 2/1/29	350,000	352,271
5.78% 6/12/29	500,000	519,205
6.79% 10/26/27	750,000	772,066
μU.S. Bank NA 4.51% 10/22/27	250,000	250,268
UBS AG
5.00% 7/9/27	500,000	507,723
7.50% 2/15/28	500,000	539,381
Wachovia Corp. 7.57% 8/1/26	500,000	515,926
μWells Fargo & Co.
2.39% 6/2/28	500,000	481,707
3.53% 3/24/28	1,250,000	1,232,655
3.58% 5/22/28	750,000	738,450
4.81% 7/25/28	1,000,000	1,008,430
4.90% 1/24/28	390,000	392,824
4.97% 4/23/29	315,000	319,408
5.71% 4/22/28	375,000	383,143
Wells Fargo Bank NA
5.25% 12/11/26	600,000	608,652
5.45% 8/7/26	250,000	253,187
Westpac Banking Corp.
2.70% 8/19/26	250,000	246,084
3.35% 3/8/27	250,000	247,161
3.40% 1/25/28	250,000	246,298
4.04% 8/26/27	250,000	250,034
μ4.32% 11/23/31	600,000	596,047
4.60% 10/20/26	250,000	251,613
		102,472,705
LVIP SSGA Short-Term Bond Index Fund-4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–1.51%
Coca-Cola Co.
1.00% 3/15/28	250,000	$232,057
1.45% 6/1/27	250,000	238,607
2.90% 5/25/27	250,000	245,330
Constellation Brands, Inc.
3.50% 5/9/27	250,000	246,008
3.70% 12/6/26	250,000	247,947
Diageo Capital PLC
3.88% 5/18/28	150,000	149,062
5.30% 10/24/27	350,000	358,655
5.38% 10/5/26	250,000	253,134
Keurig Dr. Pepper, Inc.
2.55% 9/15/26	250,000	245,032
4.35% 5/15/28	250,000	250,423
5.10% 3/15/27	225,000	227,795
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	492,559
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	252,316
PepsiCo, Inc.
2.38% 10/6/26	200,000	196,017
3.00% 10/15/27	250,000	244,440
4.45% 2/7/28	250,000	253,101
4.45% 5/15/28	150,000	152,260
5.13% 11/10/26	130,000	131,638
		4,416,381
Biotechnology–0.68%
Amgen, Inc.
2.20% 2/21/27	350,000	338,560
2.60% 8/19/26	350,000	343,538
5.15% 3/2/28	500,000	510,881
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	245,183
Gilead Sciences, Inc.
1.20% 10/1/27	250,000	234,717
2.95% 3/1/27	250,000	245,429
Illumina, Inc. 4.65% 9/9/26	70,000	70,083
		1,988,391
Building Materials–0.41%
Lennox International, Inc. 1.70% 8/1/27	150,000	141,475
Martin Marietta Materials, Inc. 3.50% 12/15/27	250,000	245,122
Masco Corp. 1.50% 2/15/28	250,000	232,115
Owens Corning
3.40% 8/15/26	250,000	247,218
5.50% 6/15/27	70,000	71,499
Vulcan Materials Co. 3.90% 4/1/27	250,000	248,284
		1,185,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.73%
Air Products & Chemicals, Inc. 4.30% 6/11/28	200,000	$201,017
Albemarle Corp. 4.65% 6/1/27	250,000	249,129
Ecolab, Inc.
1.65% 2/1/27	150,000	144,387
3.25% 12/1/27	250,000	245,312
4.30% 6/15/28	45,000	45,313
Nutrien Ltd.
4.00% 12/15/26	250,000	248,405
4.50% 3/12/27	145,000	145,372
5.20% 6/21/27	110,000	111,669
RPM International, Inc. 3.75% 3/15/27	250,000	246,907
Sherwin-Williams Co. 3.45% 6/1/27	250,000	246,591
Westlake Corp. 3.60% 8/15/26	250,000	247,431
		2,131,533
Commercial Services–0.79%
Automatic Data Processing, Inc. 1.70% 5/15/28	200,000	188,070
Cintas Corp. No. 2
3.70% 4/1/27	250,000	248,191
4.20% 5/1/28	115,000	115,274
Equifax, Inc. 5.10% 6/1/28	250,000	255,008
Global Payments, Inc.
2.15% 1/15/27	250,000	241,825
4.45% 6/1/28	150,000	149,515
GXO Logistics, Inc. 1.65% 7/15/26	250,000	241,806
PayPal Holdings, Inc.
2.65% 10/1/26	500,000	491,002
4.45% 3/6/28	125,000	126,016
S&P Global, Inc. 2.45% 3/1/27	250,000	243,278
		2,299,985
Computers–2.39%
Apple, Inc.
2.05% 9/11/26	250,000	244,267
2.45% 8/4/26	1,000,000	982,928
2.90% 9/12/27	1,000,000	978,517
3.00% 6/20/27	250,000	245,664
3.35% 2/9/27	750,000	742,309
4.00% 5/12/28	250,000	250,475
Dell International LLC/EMC Corp.
4.75% 4/1/28	110,000	111,287
4.90% 10/1/26	500,000	502,230
Dell, Inc. 7.10% 4/15/28	250,000	267,413
Hewlett Packard Enterprise Co.
4.40% 9/25/27	340,000	340,297
4.45% 9/25/26	90,000	90,141
HP, Inc.
3.00% 6/17/27	250,000	243,879
LVIP SSGA Short-Term Bond Index Fund-5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
HP, Inc. (continued)
4.75% 1/15/28	250,000	$252,877
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	251,473
International Business Machines Corp.
1.70% 5/15/27	350,000	334,600
2.20% 2/9/27	150,000	145,497
4.15% 7/27/27	250,000	249,971
4.65% 2/10/28	250,000	252,873
6.22% 8/1/27	250,000	260,290
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	242,278
		6,989,266
Cosmetics & Personal Care–0.82%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	245,903
Conopco, Inc. 7.25% 12/15/26	250,000	259,978
Estee Lauder Cos., Inc.
3.15% 3/15/27	250,000	246,067
4.38% 5/15/28	100,000	100,253
Kenvue, Inc. 5.05% 3/22/28	250,000	256,014
Procter & Gamble Co.
2.80% 3/25/27	250,000	245,452
2.85% 8/11/27	350,000	342,461
Unilever Capital Corp.
2.00% 7/28/26	350,000	342,135
3.50% 3/22/28	250,000	246,775
4.25% 8/12/27	100,000	100,433
		2,385,471
Distribution/Wholesale–0.09%
LKQ Corp. 5.75% 6/15/28	250,000	257,852
		257,852
Diversified Financial Services–4.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,500,000	1,461,415
3.65% 7/21/27	250,000	246,207
6.10% 1/15/27	250,000	255,548
Air Lease Corp.
1.88% 8/15/26	500,000	486,082
3.63% 4/1/27	250,000	246,266
Ally Financial, Inc.
4.75% 6/9/27	250,000	251,343
μ6.99% 6/13/29	250,000	263,173
American Express Co.
1.65% 11/4/26	250,000	241,808
2.55% 3/4/27	250,000	243,413
μ4.73% 4/25/29	145,000	146,649
μ5.04% 7/26/28	500,000	506,829
μ5.10% 2/16/28	930,000	940,532
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
μ5.39% 7/28/27	250,000	$252,487
BGC Group, Inc. 8.00% 5/25/28	100,000	106,972
BlackRock Funding, Inc. 4.60% 7/26/27	170,000	172,076
Capital One Financial Corp.
3.65% 5/11/27	750,000	741,984
3.80% 1/31/28	150,000	148,020
4.10% 2/9/27	250,000	248,829
μ4.93% 5/10/28	500,000	503,660
μ5.47% 2/1/29	250,000	255,995
μ6.31% 6/8/29	400,000	419,880
μ7.15% 10/29/27	100,000	103,323
Charles Schwab Corp.
2.00% 3/20/28	150,000	141,967
2.45% 3/3/27	350,000	340,138
3.20% 1/25/28	250,000	244,734
3.30% 4/1/27	250,000	246,539
μ5.64% 5/19/29	250,000	259,128
5.88% 8/24/26	165,000	167,764
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	195,455
4.00% 9/15/27	200,000	199,120
Jefferies Financial Group, Inc. 6.45% 6/8/27	250,000	258,903
LPL Holdings, Inc.
4.90% 4/3/28	115,000	115,874
5.70% 5/20/27	200,000	203,746
Mastercard, Inc.
2.95% 11/21/26	250,000	246,440
4.55% 3/15/28	175,000	177,406
4.88% 3/9/28	500,000	511,298
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	339,931
2.33% 1/22/27	250,000	241,795
ORIX Corp. 5.00% 9/13/27	200,000	202,587
Radian Group, Inc. 4.88% 3/15/27	250,000	250,242
Synchrony Financial 3.95% 12/1/27	250,000	245,831
Visa, Inc.
1.90% 4/15/27	250,000	241,345
2.75% 9/15/27	200,000	195,205
μVoya Financial, Inc. 4.70% 1/23/48	250,000	239,414
		13,507,353
Electric–5.36%
AEP Texas, Inc. 3.95% 6/1/28	150,000	148,374
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	246,247
AES Corp. 5.45% 6/1/28	200,000	204,600
LVIP SSGA Short-Term Bond Index Fund-6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	$245,120
CMS Energy Corp. 3.45% 8/15/27	150,000	147,266
Commonwealth Edison Co. 2.95% 8/15/27	150,000	146,301
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	246,244
Consolidated Edison Co. of New York, Inc. 3.80% 5/15/28	100,000	99,276
Consumers Energy Co. 4.65% 3/1/28	100,000	101,366
Dominion Energy, Inc. 4.60% 5/15/28	120,000	120,791
DTE Electric Co.
4.25% 5/14/27	50,000	50,069
4.85% 12/1/26	120,000	121,371
DTE Energy Co.
2.85% 10/1/26	250,000	245,609
4.88% 6/1/28	250,000	253,674
4.95% 7/1/27	65,000	65,744
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	245,923
Duke Energy Corp.
2.65% 9/1/26	250,000	245,304
3.15% 8/15/27	350,000	342,907
4.30% 3/15/28	250,000	250,309
4.85% 1/5/27	110,000	111,085
Duke Energy Progress LLC 4.35% 3/6/27	65,000	65,309
Edison International 4.13% 3/15/28	100,000	96,529
Enel Americas SA 4.00% 10/25/26	100,000	99,204
Enel Chile SA 4.88% 6/12/28	200,000	200,787
Entergy Louisiana LLC
3.12% 9/1/27	400,000	391,239
3.25% 4/1/28	250,000	244,125
Evergy Kansas Central, Inc.
2.55% 7/1/26	350,000	343,806
4.70% 3/13/28	65,000	65,734
Eversource Energy
3.30% 1/15/28	250,000	243,386
5.00% 1/1/27	65,000	65,572
5.45% 3/1/28	150,000	153,869
Exelon Corp.
2.75% 3/15/27	250,000	243,923
5.15% 3/15/28	200,000	204,428
FirstEnergy Corp. 3.90% 7/15/27	500,000	494,394
Fortis, Inc. 3.06% 10/4/26	300,000	294,654
Georgia Power Co.
3.25% 3/30/27	250,000	246,544
5.00% 2/23/27	510,000	517,203
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Indiana Michigan Power Co. 3.85% 5/15/28	150,000	$148,404
MidAmerican Energy Co. 3.10% 5/1/27	250,000	245,911
National Rural Utilities Cooperative Finance Corp.
4.75% 2/7/28	190,000	192,451
4.80% 3/15/28	250,000	253,982
5.10% 5/6/27	250,000	253,969
5.60% 11/13/26	180,000	183,027
NextEra Energy Capital Holdings, Inc.
1.90% 6/15/28	600,000	560,638
3.55% 5/1/27	500,000	493,027
4.63% 7/15/27	500,000	503,082
4.90% 2/28/28	250,000	253,365
NSTAR Electric Co. 3.20% 5/15/27	250,000	245,870
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	250,000	251,144
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	331,484
3.30% 3/15/27	250,000	244,206
5.00% 6/4/28	125,000	125,377
Pinnacle West Capital Corp. 4.90% 5/15/28	60,000	60,840
Public Service Co. of New Hampshire 4.40% 7/1/28	165,000	165,871
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	245,254
Sempra
3.25% 6/15/27	150,000	146,859
5.40% 8/1/26	250,000	252,423
Southern California Edison Co.
4.40% 9/6/26	250,000	249,562
4.70% 6/1/27	250,000	250,858
5.85% 11/1/27	500,000	512,333
Southern Co.
4.85% 6/15/28	250,000	254,296
5.11% 8/1/27	150,000	152,253
Union Electric Co. 2.95% 6/15/27	250,000	245,257
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	245,452
3.50% 3/15/27	250,000	247,298
3.75% 5/15/27	250,000	248,172
WEC Energy Group, Inc. 5.60% 9/12/26	65,000	65,855
Xcel Energy, Inc.
1.75% 3/15/27	100,000	95,712
3.35% 12/1/26	250,000	246,451
4.75% 3/21/28	80,000	80,777
		15,659,746
LVIP SSGA Short-Term Bond Index Fund-7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–0.11%
Emerson Electric Co. 1.80% 10/15/27	350,000	$333,246
		333,246
Electronics–0.90%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	245,039
Amphenol Corp. 4.38% 6/12/28	165,000	166,149
Avnet, Inc. 6.25% 3/15/28	150,000	155,885
Flex Ltd. 6.00% 1/15/28	100,000	103,173
Honeywell International, Inc.
1.10% 3/1/27	250,000	238,112
2.50% 11/1/26	500,000	488,871
4.65% 7/30/27	200,000	202,101
Hubbell, Inc. 3.15% 8/15/27	250,000	243,998
Jabil, Inc.
3.95% 1/12/28	150,000	148,450
4.25% 5/15/27	250,000	249,313
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	250,983
Tyco Electronics Group SA 3.13% 8/15/27	150,000	146,786
		2,638,860
Entertainment–0.10%
Warnermedia Holdings, Inc. 3.76% 3/15/27	316,000	294,105
		294,105
Environmental Control–0.32%
Republic Services, Inc. 3.95% 5/15/28	250,000	248,954
Waste Management, Inc.
1.15% 3/15/28	150,000	138,994
4.50% 3/15/28	150,000	151,574
4.95% 7/3/27	400,000	406,771
		946,293
Food–1.23%
Campbell's Co.
4.15% 3/15/28	250,000	249,045
5.20% 3/19/27	100,000	101,401
Conagra Brands, Inc. 5.30% 10/1/26	450,000	454,519
Flowers Foods, Inc. 3.50% 10/1/26	250,000	246,341
General Mills, Inc.
3.20% 2/10/27	150,000	147,546
4.70% 1/30/27	75,000	75,435
Hershey Co. 4.55% 2/24/28	85,000	86,076
Hormel Foods Corp. 1.70% 6/3/28	250,000	233,960
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50% 1/15/27	250,000	$243,180
Kellanova 4.30% 5/15/28	250,000	251,339
Kraft Heinz Foods Co. 3.88% 5/15/27	250,000	248,026
Kroger Co. 2.65% 10/15/26	300,000	293,916
McCormick & Co., Inc. 3.40% 8/15/27	150,000	147,437
Mondelez International, Inc. 4.25% 5/6/28	215,000	215,334
Sysco Corp.
3.25% 7/15/27	150,000	147,075
3.30% 7/15/26	250,000	247,124
Tyson Foods, Inc. 3.55% 6/2/27	200,000	197,246
		3,585,000
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	244,546
		244,546
Gas–0.46%
CenterPoint Energy Resources Corp.
4.00% 4/1/28	250,000	247,922
5.25% 3/1/28	150,000	153,623
National Fuel Gas Co. 3.95% 9/15/27	200,000	196,883
NiSource, Inc. 5.25% 3/30/28	250,000	255,932
Southern California Gas Co. 2.95% 4/15/27	250,000	244,890
Southwest Gas Corp. 5.45% 3/23/28	250,000	255,601
		1,354,851
Hand Machine Tool–0.04%
Kennametal, Inc. 4.63% 6/15/28	100,000	100,465
		100,465
Health Care Products–0.82%
Abbott Laboratories 3.75% 11/30/26	250,000	249,177
Agilent Technologies, Inc. 4.20% 9/9/27	200,000	199,920
Baxter International, Inc. 1.92% 2/1/27	550,000	529,491
Boston Scientific Corp. 4.00% 3/1/28	150,000	150,425
GE HealthCare Technologies, Inc. 5.65% 11/15/27	350,000	360,596
LVIP SSGA Short-Term Bond Index Fund-8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Medtronic Global Holdings SCA 4.25% 3/30/28	250,000	$251,281
Stryker Corp. 4.70% 2/10/28	145,000	146,966
Thermo Fisher Scientific, Inc.
4.95% 8/10/26	250,000	251,918
5.00% 12/5/26	250,000	252,682
		2,392,456
Health Care Services–1.66%
Centene Corp. 4.25% 12/15/27	750,000	738,636
CommonSpirit Health 6.07% 11/1/27	500,000	517,425
Elevance Health, Inc.
4.10% 3/1/28	250,000	249,311
4.50% 10/30/26	70,000	70,227
HCA, Inc.
3.13% 3/15/27	250,000	244,780
4.50% 2/15/27	350,000	350,049
5.00% 3/1/28	150,000	152,229
5.38% 9/1/26	250,000	251,263
Humana, Inc. 5.75% 3/1/28	250,000	257,961
IQVIA, Inc. 5.70% 5/15/28	250,000	256,355
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	245,329
Laboratory Corp. of America Holdings 3.60% 9/1/27	200,000	197,734
SSM Health Care Corp. 3.82% 6/1/27	250,000	247,978
UnitedHealth Group, Inc.
2.95% 10/15/27	250,000	243,214
3.70% 5/15/27	250,000	247,722
4.40% 6/15/28	220,000	221,090
4.60% 4/15/27	250,000	251,496
4.75% 7/15/26	110,000	110,396
		4,853,195
Home Builders–0.25%
Dr. Horton, Inc. 1.40% 10/15/27	250,000	235,062
Lennar Corp. 4.75% 11/29/27	250,000	251,705
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	250,822
		737,589
Household Products Wares–0.15%
Clorox Co. 3.10% 10/1/27	250,000	243,961
Kimberly-Clark Corp. 1.05% 9/15/27	200,000	187,947
		431,908
Insurance–1.11%
μAegon Ltd. 5.50% 4/11/48	500,000	502,144
American National Group, Inc. 5.00% 6/15/27	250,000	250,999
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aon North America, Inc. 5.13% 3/1/27	95,000	$96,120
Arch Capital Finance LLC 4.01% 12/15/26	250,000	248,889
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	245,639
Corebridge Financial, Inc.
3.65% 4/5/27	250,000	246,693
μ6.88% 12/15/52	250,000	257,898
F&G Annuities & Life, Inc. 7.40% 1/13/28	250,000	261,806
Marsh & McLennan Cos., Inc. 4.55% 11/8/27	80,000	80,588
Old Republic International Corp. 3.88% 8/26/26	250,000	248,094
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	245,730
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	394,055
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	147,734
		3,226,389
Internet–1.58%
Alibaba Group Holding Ltd. 3.40% 12/6/27	500,000	491,247
Alphabet, Inc. 2.00% 8/15/26	500,000	489,185
Amazon.com, Inc.
1.20% 6/3/27	250,000	237,370
1.65% 5/12/28	400,000	375,626
3.15% 8/22/27	1,000,000	983,711
3.30% 4/13/27	500,000	494,479
Baidu, Inc.
1.63% 2/23/27	250,000	239,592
3.63% 7/6/27	250,000	246,890
4.38% 3/29/28	150,000	150,420
Expedia Group, Inc. 4.63% 8/1/27	150,000	150,609
Meta Platforms, Inc. 3.50% 8/15/27	500,000	495,217
Netflix, Inc. 4.38% 11/15/26	250,000	251,266
		4,605,612
Investment Companies–1.92%
ARES Capital Corp.
2.15% 7/15/26	250,000	243,612
2.88% 6/15/27	150,000	144,967
2.88% 6/15/28	250,000	235,825
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	724,635
3.25% 3/15/27	250,000	243,079
4.95% 9/26/27	110,000	109,455
Blackstone Secured Lending Fund 2.75% 9/16/26	500,000	486,837
LVIP SSGA Short-Term Bond Index Fund-9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	$186,321
3.40% 7/15/26	500,000	491,966
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	209,786
7.95% 6/13/28	250,000	267,296
Blue Owl Technology Finance Corp. 6.10% 3/15/28	150,000	150,813
FS KKR Capital Corp.
2.63% 1/15/27	250,000	239,725
3.25% 7/15/27	200,000	191,802
Goldman Sachs BDC, Inc. 6.38% 3/11/27	325,000	332,588
Goldman Sachs Private Credit Corp. 5.88% 5/6/28	100,000	101,074
Golub Capital BDC, Inc.
2.05% 2/15/27	100,000	95,369
2.50% 8/24/26	250,000	243,292
HPS Corporate Lending Fund 5.30% 6/5/27	60,000	60,097
Main Street Capital Corp.
3.00% 7/14/26	250,000	244,779
6.50% 6/4/27	60,000	61,345
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	149,047
New Mountain Finance Corp. 6.20% 10/15/27	250,000	252,638
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	143,794
		5,610,142
Iron & Steel–0.22%
ArcelorMittal SA 6.55% 11/29/27	250,000	260,596
Nucor Corp. 3.95% 5/1/28	150,000	149,345
Steel Dynamics, Inc. 1.65% 10/15/27	250,000	235,627
		645,568
Lodging–0.62%
Hyatt Hotels Corp.
5.05% 3/30/28	85,000	85,925
5.75% 1/30/27	150,000	153,088
Las Vegas Sands Corp.
5.63% 6/15/28	250,000	255,009
5.90% 6/1/27	500,000	510,833
Marriott International, Inc.
4.00% 4/15/28	250,000	247,711
5.00% 10/15/27	250,000	254,100
5.45% 9/15/26	65,000	65,797
Sands China Ltd. 2.30% 3/8/27	250,000	239,855
		1,812,318
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.66%
Caterpillar Financial Services Corp.
1.15% 9/14/26	250,000	$241,515
3.60% 8/12/27	250,000	247,530
4.40% 10/15/27	500,000	503,441
4.40% 3/3/28	250,000	251,854
4.45% 10/16/26	180,000	180,911
4.50% 1/7/27	100,000	100,695
5.00% 5/14/27	250,000	254,256
Oshkosh Corp. 4.60% 5/15/28	150,000	150,221
		1,930,423
Machinery Diversified–1.43%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	242,120
4.50% 10/8/27	115,000	115,321
4.55% 4/10/28	250,000	251,139
John Deere Capital Corp.
1.50% 3/6/28	250,000	234,179
1.70% 1/11/27	150,000	144,781
2.80% 9/8/27	400,000	389,222
3.05% 1/6/28	250,000	244,129
4.20% 7/15/27	125,000	125,300
4.25% 6/5/28	400,000	402,366
4.50% 1/8/27	250,000	251,571
4.50% 1/8/27	100,000	100,628
4.65% 1/7/28	85,000	86,284
4.85% 3/5/27	250,000	253,103
4.90% 6/11/27	220,000	223,588
5.15% 9/8/26	100,000	101,201
Regal Rexnord Corp. 6.05% 4/15/28	500,000	515,242
Westinghouse Air Brake Technologies Corp. 3.45% 11/15/26	250,000	246,737
Xylem, Inc. 3.25% 11/1/26	250,000	246,410
		4,173,321
Media–1.08%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20% 3/15/28	250,000	247,812
6.15% 11/10/26	240,000	244,594
Comcast Corp.
2.35% 1/15/27	250,000	243,208
3.30% 2/1/27	250,000	246,483
3.30% 4/1/27	250,000	246,224
3.55% 5/1/28	250,000	245,823
Discovery Communications LLC 3.95% 3/20/28	201,000	200,767
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	243,604
LVIP SSGA Short-Term Bond Index Fund-10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Paramount Global 2.90% 1/15/27	500,000	$486,680
TCI Communications, Inc. 7.13% 2/15/28	250,000	267,975
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	243,919
2.95% 6/15/27	250,000	245,635
		3,162,724
Mining–0.19%
BHP Billiton Finance USA Ltd.
4.75% 2/28/28	150,000	152,333
5.25% 9/8/26	250,000	252,886
Kinross Gold Corp. 4.50% 7/15/27	150,000	150,140
		555,359
Miscellaneous Manufacturing–0.51%
3M Co. 2.88% 10/15/27	500,000	485,657
Eaton Corp.
3.10% 9/15/27	200,000	196,325
4.35% 5/18/28	150,000	151,206
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	245,605
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	400,982
		1,479,775
Office Business Equipment–0.17%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	487,370
		487,370
Oil & Gas–2.10%
BP Capital Markets America, Inc.
3.59% 4/14/27	250,000	247,541
5.02% 11/17/27	250,000	254,561
BP Capital Markets PLC 3.28% 9/19/27	400,000	392,329
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	247,512
Cenovus Energy, Inc. 4.25% 4/15/27	250,000	249,297
Chevron Corp. 2.00% 5/11/27	500,000	482,855
Chevron USA, Inc.
1.02% 8/12/27	150,000	141,019
4.41% 2/26/27	210,000	211,657
4.48% 2/26/28	250,000	252,982
Continental Resources, Inc. 4.38% 1/15/28	250,000	246,502
Coterra Energy, Inc. 3.90% 5/15/27	250,000	246,867
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	$354,781
Eni USA, Inc. 7.30% 11/15/27	250,000	265,767
EQT Corp. 3.90% 10/1/27	350,000	345,360
Exxon Mobil Corp. 2.28% 8/16/26	250,000	245,145
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	247,692
Hess Corp. 4.30% 4/1/27	250,000	249,414
Occidental Petroleum Corp. 5.00% 8/1/27	335,000	337,883
Patterson-UTI Energy, Inc. 3.95% 2/1/28	200,000	193,659
Phillips 66 3.90% 3/15/28	250,000	247,463
Phillips 66 Co. 3.55% 10/1/26	250,000	247,405
Shell International Finance BV 2.50% 9/12/26	250,000	245,660
Valero Energy Corp. 2.15% 9/15/27	200,000	190,657
		6,144,008
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06% 12/15/26	250,000	242,203
		242,203
Packaging & Containers–0.29%
Amcor Finance USA, Inc. 4.50% 5/15/28	200,000	200,008
Amcor Flexibles North America, Inc. 4.80% 3/17/28	75,000	75,512
Berry Global, Inc. 1.65% 1/15/27	250,000	239,795
Sonoco Products Co. 4.45% 9/1/26	75,000	74,925
WRKCo, Inc. 4.00% 3/15/28	250,000	247,629
		837,869
Pharmaceuticals–4.10%
AbbVie, Inc.
2.95% 11/21/26	750,000	737,570
4.65% 3/15/28	270,000	274,082
4.80% 3/15/27	575,000	580,531
Astrazeneca Finance LLC
1.75% 5/28/28	200,000	187,505
4.80% 2/26/27	320,000	323,524
4.88% 3/3/28	250,000	255,294
AstraZeneca PLC 3.13% 6/12/27	250,000	245,768
Becton Dickinson & Co. 3.70% 6/6/27	250,000	246,990
Bristol-Myers Squibb Co.
3.25% 2/27/27	500,000	493,704
LVIP SSGA Short-Term Bond Index Fund-11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.90% 2/22/27	515,000	$521,568
Cardinal Health, Inc.
3.41% 6/15/27	250,000	246,333
4.70% 11/15/26	250,000	251,255
Cencora, Inc. 3.45% 12/15/27	250,000	245,354
CVS Health Corp.
1.30% 8/21/27	500,000	468,761
3.63% 4/1/27	850,000	839,309
4.30% 3/25/28	500,000	497,948
Eli Lilly & Co.
3.10% 5/15/27	250,000	246,547
4.15% 8/14/27	175,000	175,858
4.55% 2/12/28	170,000	172,241
GlaxoSmithKline Capital, Inc. 3.88% 5/15/28	350,000	348,409
Johnson & Johnson
0.95% 9/1/27	400,000	376,238
2.90% 1/15/28	150,000	146,515
2.95% 3/3/27	250,000	246,253
4.50% 3/1/27	135,000	136,316
4.55% 3/1/28	135,000	137,287
McKesson Corp. 1.30% 8/15/26	250,000	242,110
Merck & Co., Inc. 1.70% 6/10/27	350,000	335,432
Novartis Capital Corp.
2.00% 2/14/27	350,000	340,017
3.10% 5/17/27	250,000	246,286
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	750,000	756,009
Pfizer, Inc. 3.00% 12/15/26	500,000	492,983
Sanofi SA 3.63% 6/19/28	250,000	247,191
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	500,000	493,478
Viatris, Inc. 2.30% 6/22/27	250,000	238,219
Zoetis, Inc. 3.00% 9/12/27	200,000	195,288
		11,988,173
Pipelines–2.85%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	99,973
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	252,344
DCP Midstream Operating LP 5.63% 7/15/27	150,000	153,333
Enbridge, Inc.
1.60% 10/4/26	200,000	193,231
3.70% 7/15/27	150,000	148,133
4.60% 6/20/28	45,000	45,338
5.25% 4/5/27	180,000	182,634
5.90% 11/15/26	110,000	111,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP
4.40% 3/15/27	250,000	$249,977
4.95% 5/15/28	150,000	152,120
4.95% 6/15/28	200,000	202,970
5.50% 6/1/27	250,000	254,468
5.55% 2/15/28	250,000	257,211
6.05% 12/1/26	500,000	510,530
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	149,457
4.30% 6/20/28	110,000	110,498
4.60% 1/11/27	400,000	402,307
μ5.25% 8/16/77	250,000	247,354
Kinder Morgan, Inc. 4.30% 3/1/28	250,000	250,205
MPLX LP
4.00% 3/15/28	250,000	247,547
4.25% 12/1/27	250,000	249,007
Northwest Pipeline LLC 4.00% 4/1/27	500,000	496,687
ONEOK, Inc.
4.00% 7/13/27	150,000	149,035
4.25% 9/24/27	150,000	149,748
5.55% 11/1/26	250,000	253,439
Plains All American Pipeline LP/PAA Finance Corp. 4.50% 12/15/26	250,000	250,367
Sabine Pass Liquefaction LLC
4.20% 3/15/28	250,000	248,676
5.00% 3/15/27	250,000	251,501
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	201,283
Spectra Energy Partners LP 3.38% 10/15/26	250,000	246,496
Targa Resources Corp. 5.20% 7/1/27	250,000	253,352
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	250,000	250,176
TC PipeLines LP 3.90% 5/25/27	250,000	247,094
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	260,349
TransCanada PipeLines Ltd. 4.25% 5/15/28	350,000	348,905
Western Midstream Operating LP 4.65% 7/1/26	250,000	249,474
		8,327,175
Private Equity–0.12%
Brookfield Finance, Inc. 3.90% 1/25/28	350,000	345,894
		345,894
LVIP SSGA Short-Term Bond Index Fund-12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–4.15%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	250,000	$247,267
American Homes 4 Rent LP 4.25% 2/15/28	250,000	248,497
American Tower Corp.
1.50% 1/31/28	350,000	325,987
3.13% 1/15/27	150,000	147,061
3.38% 10/15/26	350,000	345,526
3.65% 3/15/27	250,000	246,937
5.50% 3/15/28	150,000	154,169
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	147,429
3.35% 5/15/27	250,000	246,414
Boston Properties LP
2.75% 10/1/26	500,000	488,942
6.75% 12/1/27	250,000	262,523
Brixmor Operating Partnership LP 3.90% 3/15/27	500,000	495,673
Crown Castle, Inc.
1.05% 7/15/26	250,000	240,778
2.90% 3/15/27	350,000	340,496
3.65% 9/1/27	200,000	196,556
3.80% 2/15/28	100,000	98,197
4.00% 3/1/27	250,000	248,519
Digital Realty Trust LP 5.55% 1/15/28	250,000	256,416
DOC Dr. LLC 4.30% 3/15/27	250,000	249,346
EPR Properties 4.75% 12/15/26	250,000	249,592
Equinix, Inc. 1.55% 3/15/28	250,000	233,024
ERP Operating LP
2.85% 11/1/26	250,000	245,472
3.25% 8/1/27	150,000	147,177
Extra Space Storage LP 5.70% 4/1/28	250,000	258,223
Federal Realty OP LP
3.25% 7/15/27	150,000	146,244
5.38% 5/1/28	100,000	102,490
GLP Capital LP/GLP Financing II, Inc. 5.75% 6/1/28	150,000	153,704
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	246,509
Highwoods Realty LP 3.88% 3/1/27	250,000	245,399
Kimco Realty OP LLC 2.80% 10/1/26	300,000	293,966
Kite Realty Group LP 4.00% 10/1/26	100,000	99,118
Mid-America Apartments LP
1.10% 9/15/26	250,000	240,914
4.20% 6/15/28	200,000	199,894
NNN REIT, Inc. 3.60% 12/15/26	250,000	246,973
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.
4.50% 4/1/27	250,000	$250,498
4.75% 1/15/28	250,000	251,069
Prologis LP
2.13% 4/15/27	250,000	241,613
3.25% 10/1/26	200,000	197,679
Public Storage Operating Co. 1.85% 5/1/28	150,000	140,863
Realty Income Corp.
2.20% 6/15/28	200,000	188,819
3.00% 1/15/27	500,000	490,880
3.40% 1/15/28	250,000	245,154
Rexford Industrial Realty LP 5.00% 6/15/28	100,000	100,994
Simon Property Group LP
1.75% 2/1/28	250,000	235,548
3.25% 11/30/26	250,000	246,386
Store Capital LLC 4.50% 3/15/28	150,000	148,489
Tanger Properties LP 3.88% 7/15/27	200,000	197,406
UDR, Inc. 3.50% 1/15/28	250,000	245,194
Ventas Realty LP
3.85% 4/1/27	250,000	247,598
4.00% 3/1/28	200,000	198,141
VICI Properties LP 4.75% 4/1/28	130,000	131,063
Weyerhaeuser Co. 6.95% 10/1/27	250,000	262,952
		12,115,778
Retail–2.09%
AutoNation, Inc. 3.80% 11/15/27	250,000	245,994
AutoZone, Inc. 5.05% 7/15/26	190,000	191,200
Costco Wholesale Corp. 1.38% 6/20/27	250,000	238,421
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	325,622
Dollar General Corp. 3.88% 4/15/27	250,000	247,728
Dollar Tree, Inc. 4.20% 5/15/28	250,000	247,639
Home Depot, Inc.
2.13% 9/15/26	250,000	244,225
2.50% 4/15/27	250,000	243,341
2.88% 4/15/27	250,000	245,111
4.88% 6/25/27	585,000	594,217
4.95% 9/30/26	170,000	171,679
Lowe's Cos., Inc.
3.10% 5/3/27	250,000	245,178
3.35% 4/1/27	250,000	246,276
McDonald's Corp. 3.50% 7/1/27	250,000	246,919
LVIP SSGA Short-Term Bond Index Fund-13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
O'Reilly Automotive, Inc.
3.60% 9/1/27	200,000	$197,315
5.75% 11/20/26	125,000	127,215
Starbucks Corp.
3.50% 3/1/28	250,000	245,370
4.50% 5/15/28	130,000	130,650
4.85% 2/8/27	250,000	252,189
Target Corp. 4.35% 6/15/28	90,000	90,541
TJX Cos., Inc. 2.25% 9/15/26	250,000	244,856
Walmart, Inc.
1.05% 9/17/26	250,000	241,612
3.05% 7/8/26	250,000	247,534
3.70% 6/26/28	250,000	249,117
3.90% 4/15/28	250,000	250,279
4.10% 4/28/27	100,000	100,423
		6,110,651
Semiconductors–1.92%
Analog Devices, Inc.
3.50% 12/5/26	250,000	247,815
4.25% 6/15/28	190,000	190,877
Applied Materials, Inc. 3.30% 4/1/27	250,000	246,730
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	496,538
Broadcom, Inc.
1.95% 2/15/28	250,000	235,785
3.46% 9/15/26	250,000	247,659
5.05% 7/12/27	250,000	253,536
Intel Corp.
3.15% 5/11/27	250,000	244,927
3.75% 8/5/27	250,000	246,716
4.88% 2/10/28	500,000	506,314
Marvell Technology, Inc. 2.45% 4/15/28	250,000	237,554
Microchip Technology, Inc. 4.90% 3/15/28	250,000	252,747
Micron Technology, Inc. 5.38% 4/15/28	250,000	257,034
NVIDIA Corp. 1.55% 6/15/28	250,000	234,080
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	244,603
4.40% 6/1/27	250,000	250,427
QUALCOMM, Inc. 3.25% 5/20/27	250,000	246,842
Texas Instruments, Inc. 4.60% 2/8/27	120,000	121,093
TSMC Arizona Corp.
1.75% 10/25/26	350,000	338,663
3.88% 4/22/27	500,000	497,349
		5,597,289
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–2.25%
Adobe, Inc.
2.15% 2/1/27	150,000	$145,834
4.75% 1/17/28	250,000	254,429
4.85% 4/4/27	85,000	86,226
Fiserv, Inc.
2.25% 6/1/27	250,000	240,716
3.20% 7/1/26	250,000	247,138
5.15% 3/15/27	215,000	217,807
5.45% 3/2/28	250,000	256,900
Intuit, Inc. 5.25% 9/15/26	200,000	202,279
Microsoft Corp.
2.40% 8/8/26	750,000	737,223
3.30% 2/6/27	500,000	494,888
3.40% 6/15/27	500,000	497,129
Oracle Corp.
2.30% 3/25/28	750,000	711,836
2.80% 4/1/27	1,000,000	974,775
3.25% 11/15/27	250,000	244,374
Take-Two Interactive Software, Inc. 4.95% 3/28/28	250,000	253,855
VMware LLC 3.90% 8/21/27	750,000	743,493
Workday, Inc. 3.50% 4/1/27	250,000	246,765
		6,555,667
Telecommunications–2.11%
AT&T, Inc.
1.65% 2/1/28	600,000	562,876
2.30% 6/1/27	500,000	482,084
2.95% 7/15/26	250,000	246,199
3.80% 2/15/27	150,000	148,859
4.25% 3/1/27	250,000	249,759
Cisco Systems, Inc.
4.55% 2/24/28	565,000	572,469
4.80% 2/26/27	315,000	318,820
Rogers Communications, Inc. 2.90% 11/15/26	250,000	244,604
Telefonica Emisiones SA 4.10% 3/8/27	250,000	248,734
TELUS Corp. 3.70% 9/15/27	200,000	197,134
T-Mobile USA, Inc.
2.05% 2/15/28	250,000	236,296
3.75% 4/15/27	1,250,000	1,236,947
4.95% 3/15/28	350,000	355,907
Verizon Communications, Inc.
2.10% 3/22/28	500,000	473,745
4.13% 3/16/27	600,000	599,497
		6,173,930
Toys Games Hobbies–0.15%
Hasbro, Inc.
3.50% 9/15/27	200,000	195,483
3.55% 11/19/26	250,000	246,501
		441,984
LVIP SSGA Short-Term Bond Index Fund-14

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.63%
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	$241,257
CSX Corp.
2.60% 11/1/26	250,000	244,630
3.25% 6/1/27	250,000	245,940
Kirby Corp. 4.20% 3/1/28	250,000	247,743
Ryder System, Inc.
2.90% 12/1/26	250,000	244,437
5.30% 3/15/27	110,000	111,638
5.65% 3/1/28	250,000	258,170
United Parcel Service, Inc. 2.40% 11/15/26	250,000	244,296
		1,838,111
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	81,106
		81,106
Total Corporate Bonds (Cost $284,612,101)		287,534,157

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	9,201,123	$9,201,123
Total Money Market Fund (Cost $9,201,123)		9,201,123

TOTAL INVESTMENTS–101.59% (Cost $293,813,224)	296,735,280

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.59%)	(4,640,559)
NET ASSETS APPLICABLE TO 28,857,008 SHARES OUTSTANDING–100.00%	$292,094,721
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($20,719,860 / 2,039,147 Shares)	$10.161
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($271,374,861 / 26,817,861 Shares)	$10.119
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$292,890,259
Distributable earnings/(accumulated loss)	(795,538)
TOTAL NET ASSETS	$292,094,721

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.

★Includes $9,565 expense reimbursement receivable from Lincoln Financial Investments Corporation, $8,199,580 payable for securities purchased, $144,736 payable for fund shares redeemed, $33,144 other accrued expenses payable, $128,274 due to manager and affiliates,
$343,192 due to custodian, $20,790 payable for audit fee and $12,689 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-15

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$7,058,664
Foreign taxes refunded	84
7,058,748
EXPENSES:
Management fees	401,721
Distribution fees-Service Class	325,063
Shareholder servicing fees	41,607
Accounting and administration expenses	34,112
Pricing fees	28,919
Professional fees	28,736
Index fees	18,592
Trustees’ fees and expenses	4,365
Reports and statements to shareholders	4,273
Consulting fees	2,404
Custodian fees	1,906
Other	5,491
897,189
Less:
Expenses reimbursed	(52,041)
Total operating expenses	845,148
NET INVESTMENT INCOME	6,213,600
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	411,740
Net change in unrealized appreciation (depreciation) of investments	1,427,125
NET REALIZED AND UNREALIZED GAIN	1,838,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,052,465
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,213,600	$12,865,263
Net realized gain (loss)	411,740	(1,066,246)
Net change in unrealized appreciation (depreciation)	1,427,125	1,819,694
Net increase in net assets resulting from operations	8,052,465	13,618,711
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,203,954)
Service Class	—	(11,662,244)
Return of capital:
Standard Class	—	(5,371)
Service Class	—	(21,638)
	—	(13,893,207)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,698,422	14,344,020
Service Class	50,016,294	101,272,633
Reinvestment of dividends and distributions:
Standard Class	—	2,209,325
Service Class	—	11,683,882
	52,714,716	129,509,860
Cost of shares redeemed:
Standard Class	(29,978,022)	(35,641,157)
Service Class	(43,072,927)	(72,923,126)
	(73,050,949)	(108,564,283)
Increase (decrease) in net assets derived from capital share transactions	(20,336,233)	20,945,577
NET INCREASE (DECREASE) IN NET ASSETS	(12,283,768)	20,671,081
NET ASSETS:
Beginning of period	304,378,489	283,707,408
End of period	$292,094,721	$304,378,489
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-16

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.869	$9.874	$9.685	$10.227	$10.429	$10.254
Income (loss) from investment operations:
Net investment income[2]	0.227	0.459	0.340	0.136	0.086	0.185
Net realized and unrealized gain (loss)	0.065	0.025	0.159	(0.489)	(0.140)	0.188
Total from investment operations	0.292	0.484	0.499	(0.353)	(0.054)	0.373
Less dividends and distributions from:
Net investment income	—	(0.488)	(0.310)	(0.138)	(0.099)	(0.185)
Net realized gain	—	—	—	(0.051)	(0.049)	(0.013)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.489)	(0.310)	(0.189)	(0.148)	(0.198)
Net asset value, end of period	$10.161	$9.869	$9.874	$9.685	$10.227	$10.429
Total return[3]	2.95%	4.88%	5.17%	(3.45% )	(0.52% )	3.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,720	$47,290	$65,694	$65,787	$82,628	$77,578
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.40%	0.39%	0.39%	0.42%
Ratio of net investment income to average net assets	4.56%	4.56%	3.45%	1.38%	0.83%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.52%	4.52%	3.41%	1.35%	0.80%	1.71%
Portfolio turnover	26%	57%	51%	59%	50%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.840	$9.849	$9.662	$10.205	$10.408	$10.236
Income (loss) from investment operations:
Net investment income[2]	0.213	0.433	0.314	0.111	0.060	0.158
Net realized and unrealized gain (loss)	0.066	0.023	0.158	(0.488)	(0.140)	0.189
Total from investment operations	0.279	0.456	0.472	(0.377)	(0.080)	0.347
Less dividends and distributions from:
Net investment income	—	(0.464)	(0.285)	(0.115)	(0.074)	(0.162)
Net realized gain	—	—	—	(0.051)	(0.049)	(0.013)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.465)	(0.285)	(0.166)	(0.123)	(0.175)
Net asset value, end of period	$10.119	$9.840	$9.849	$9.662	$10.205	$10.408
Total return[3]	2.82%	4.63%	4.91%	(3.69% )	(0.77% )	3.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,375	$257,088	$218,013	$202,006	$183,965	$166,091
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.64%	0.64%	0.67%
Ratio of net investment income to average net assets	4.31%	4.31%	3.20%	1.13%	0.58%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.27%	4.27%	3.16%	1.10%	0.55%	1.46%
Portfolio turnover	26%	57%	51%	59%	50%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and
LVIP SSGA Short-Term Bond Index Fund-19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$88,862	$101,111	$109,882	$299,855
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$12,285
Legal	1,872
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,620 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Short-Term Bond Index Fund-20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$9,565
Management fees payable to LFI	66,361
Distribution fees payable to LFD	55,040
Shareholder servicing fees payable to Lincoln Life	6,873
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$76,012,601
Sales	90,841,645
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$293,813,224
Aggregate unrealized appreciation of investments	$2,971,669
Aggregate unrealized depreciation of investments	(49,613)
Net unrealized appreciation of investments	$2,922,056
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Short-Term Bond Index Fund-21

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$287,534,157	$—	$287,534,157
Money Market Fund	9,201,123	—	—	9,201,123
Total Investments	$9,201,123	$287,534,157	$—	$296,735,280
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	270,455	1,434,633
Service Class	5,021,774	10,086,167
Shares reinvested:
Standard Class	—	223,182
Service Class	—	1,183,483
	5,292,229	12,927,465
Shares redeemed:
Standard Class	(3,023,320)	(3,519,074)
Service Class	(4,330,311)	(7,278,468)
	(7,353,631)	(10,797,542)
Net increase (decrease)	(2,061,402)	2,129,923
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA Short-Term Bond Index Fund-22

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund-23

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA Small-Cap Index Fund

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.13%
Aerospace & Defense–1.62%
†AAR Corp.	27,398	$1,884,708
†AeroVironment, Inc.	21,681	6,178,001
†AerSale Corp.	26,000	156,260
†Archer Aviation, Inc. Class A	417,500	4,529,875
†Astronics Corp.	22,305	746,771
†Byrna Technologies, Inc.	13,000	401,440
Cadre Holdings, Inc.	21,900	697,515
†Ducommun, Inc.	10,300	851,089
†Eve Holding, Inc.	40,200	275,772
†Intuitive Machines, Inc.	84,000	913,080
†Kratos Defense & Security Solutions, Inc.	125,750	5,841,088
†Mercury Systems, Inc.	39,400	2,122,084
Moog, Inc. Class A	21,581	3,905,514
National Presto Industries, Inc.	3,872	379,301
Park Aerospace Corp.	13,788	203,649
†Redwire Corp.	25,900	422,170
†Satellogic, Inc. Class A	53,600	194,032
†Triumph Group, Inc.	55,200	1,421,400
†V2X, Inc.	12,600	611,730
		31,735,479
Air Freight & Logistics–0.11%
†Forward Air Corp.	18,539	454,947
Hub Group, Inc. Class A	45,088	1,507,292
†Radiant Logistics, Inc.	25,876	157,326
		2,119,565
Automobile Components–1.22%
†Adient PLC	63,300	1,231,818
†American Axle & Manufacturing Holdings, Inc.	86,984	354,895
†Cooper-Standard Holdings, Inc.	12,800	275,200
Dana, Inc.	98,972	1,697,370
†Dorman Products, Inc.	21,173	2,597,292
†Fox Factory Holding Corp.	32,004	830,184
Garrett Motion, Inc.	97,500	1,024,725
†Gentherm, Inc.	23,364	660,967
†Goodyear Tire & Rubber Co.	200,216	2,076,240
†Holley, Inc.	33,300	66,600
LCI Industries	18,743	1,709,174
†Luminar Technologies, Inc.	19,680	56,482
†Modine Manufacturing Co.	40,122	3,952,017
†Motorcar Parts of America, Inc.	14,200	159,040
Patrick Industries, Inc.	24,556	2,265,782
Phinia, Inc.	31,500	1,401,435
†Solid Power, Inc.	118,800	260,172
Standard Motor Products, Inc.	15,751	483,871
†Strattec Security Corp.	3,000	186,630
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Visteon Corp.	20,700	$1,931,310
†XPEL, Inc.	19,164	687,987
		23,909,191
Automobiles–0.04%
†Faraday Future Intelligent Electric, Inc.	70,000	117,600
†Livewire Group, Inc.	28,700	132,020
Winnebago Industries, Inc.	20,773	602,417
		852,037
Banks–10.41%
1st Source Corp.	13,934	864,883
ACNB Corp.	7,900	338,436
Amalgamated Financial Corp.	18,000	561,600
Amerant Bancorp, Inc.	27,700	504,971
Ameris Bancorp	49,812	3,222,836
Ames National Corp.	6,300	112,203
Arrow Financial Corp.	12,379	327,053
Associated Banc-Corp.	127,500	3,109,725
Atlantic Union Bankshares Corp.	109,237	3,416,933
†Axos Financial, Inc.	41,260	3,137,410
Banc of California, Inc.	104,630	1,470,052
BancFirst Corp.	15,986	1,976,189
†Bancorp, Inc.	34,547	1,968,143
Bank First Corp.	7,300	858,845
Bank of Hawaii Corp.	29,600	1,998,888
Bank of Marin Bancorp	11,898	271,750
Bank of NT Butterfield & Son Ltd.	33,400	1,478,952
Bank7 Corp.	2,900	121,307
BankFinancial Corp.	8,800	101,816
BankUnited, Inc.	56,500	2,010,835
Bankwell Financial Group, Inc.	4,700	169,341
Banner Corp.	26,019	1,669,119
Bar Harbor Bankshares	11,268	337,589
BayCom Corp.	7,900	218,909
BCB Bancorp, Inc.	10,600	89,252
Berkshire Hills Bancorp, Inc.	35,693	893,753
†Blue Foundry Bancorp	14,800	141,636
†Blue Ridge Bankshares, Inc.	50,000	179,500
†Bridgewater Bancshares, Inc.	14,900	237,059
Brookline Bancorp, Inc.	66,892	705,711
Burke & Herbert Financial Services Corp.	10,220	610,441
Business First Bancshares, Inc.	21,900	539,835
†BV Financial, Inc.	6,800	103,564
Byline Bancorp, Inc.	23,600	630,828
C&F Financial Corp.	2,400	148,152
Cadence Bank	138,004	4,413,368
LVIP SSGA Small-Cap Index Fund-1

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†California BanCorp	18,617	$293,404
Camden National Corp.	12,755	517,598
Capital Bancorp, Inc.	9,000	302,220
Capital City Bank Group, Inc.	10,284	404,675
Capitol Federal Financial, Inc.	94,300	575,230
†Carter Bankshares, Inc.	16,919	293,375
Cathay General Bancorp	51,403	2,340,379
CB Financial Services, Inc.	3,700	105,450
Central Pacific Financial Corp.	20,230	567,047
CF Bankshares, Inc.	3,100	74,307
Chemung Financial Corp.	2,400	116,328
ChoiceOne Financial Services, Inc.	11,000	315,700
Citizens & Northern Corp.	11,313	214,268
Citizens Community Bancorp, Inc.	7,600	104,880
Citizens Financial Services, Inc.	3,362	197,417
City Holding Co.	10,997	1,346,253
Civista Bancshares, Inc.	11,600	269,120
CNB Financial Corp.	15,595	356,502
†Coastal Financial Corp.	9,400	910,578
Colony Bankcorp, Inc.	12,500	205,875
†Columbia Financial, Inc.	20,300	294,553
Community Financial System, Inc.	39,628	2,253,644
Community Trust Bancorp, Inc.	11,630	615,460
Community West Bancshares	12,700	247,777
ConnectOne Bancorp, Inc.	36,580	847,193
†Customers Bancorp, Inc.	22,280	1,308,727
CVB Financial Corp.	100,259	1,984,126
Dime Community Bancshares, Inc.	29,963	807,203
Eagle Bancorp Montana, Inc.	5,800	96,686
Eagle Bancorp, Inc.	22,046	429,456
Eagle Financial Services, Inc.	3,600	110,232
Eastern Bankshares, Inc.	150,691	2,301,052
†ECB Bancorp, Inc.	6,100	94,184
Enterprise Bancorp, Inc.	7,499	297,260
Enterprise Financial Services Corp.	27,470	1,513,597
Equity Bancshares, Inc. Class A	12,400	505,920
Esquire Financial Holdings, Inc.	5,300	501,698
ESSA Bancorp, Inc.	6,100	118,340
Farmers & Merchants Bancorp, Inc.	9,400	237,632
Farmers National Banc Corp.	26,992	372,220
†FB Bancorp, Inc.	13,900	156,375
FB Financial Corp.	26,771	1,212,726
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Fidelity D&D Bancorp, Inc.	3,600	$165,600
Financial Institutions, Inc.	14,267	366,377
Finward Bancorp	2,700	74,574
†Finwise Bancorp	7,100	106,571
First BanCorp	122,435	2,550,321
First Bancorp, Inc.	8,280	210,395
First Bancorp/Southern Pines NC	30,109	1,327,506
First Bank	16,200	250,614
First Busey Corp.	65,696	1,503,453
First Business Financial Services, Inc.	5,900	298,894
First Capital, Inc.	2,600	107,354
First Commonwealth Financial Corp.	76,139	1,235,736
First Community Bankshares, Inc.	12,834	502,708
First Community Corp.	5,800	141,404
First Financial Bancorp	71,517	1,735,002
First Financial Bankshares, Inc.	103,084	3,708,962
First Financial Corp.	8,669	469,773
†First Foundation, Inc.	47,005	239,726
First Internet Bancorp	6,000	161,400
First Interstate BancSystem, Inc. Class A	67,543	1,946,589
First Merchants Corp.	44,268	1,695,464
First Mid Bancshares, Inc.	17,213	645,315
First National Corp.	6,100	118,767
First Savings Financial Group, Inc.	4,400	110,176
First United Corp.	4,700	145,747
†First Western Financial, Inc.	5,900	133,104
†Firstsun Capital Bancorp	9,700	337,075
Five Star Bancorp	12,400	353,896
Flagstar Financial, Inc.	232,866	2,468,380
Flushing Financial Corp.	23,797	282,708
Franklin Financial Services Corp.	3,300	114,263
FS Bancorp, Inc.	5,000	196,900
Fulton Financial Corp.	137,400	2,478,696
†FVCBankcorp, Inc.	12,450	146,910
†GBank Financial Holdings, Inc.	7,000	247,870
German American Bancorp, Inc.	27,877	1,073,543
Glacier Bancorp, Inc.	86,282	3,717,029
Great Southern Bancorp, Inc.	6,470	380,307
Greene County Bancorp, Inc.	5,100	113,322
Guaranty Bancshares, Inc.	6,028	255,828
Hancock Whitney Corp.	65,533	3,761,594
Hanmi Financial Corp.	22,842	563,741
Hanover Bancorp, Inc.	3,800	86,982
HarborOne Bancorp, Inc.	28,558	333,557
Hawthorn Bancshares, Inc.	4,600	134,044
LVIP SSGA Small-Cap Index Fund-2

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
HBT Financial, Inc.	9,400	$236,974
Heritage Commerce Corp.	44,438	441,269
Heritage Financial Corp.	25,455	606,847
Hilltop Holdings, Inc.	35,075	1,064,526
Hingham Institution For Savings	1,160	288,086
Home Bancorp, Inc.	5,274	273,088
Home BancShares, Inc.	144,328	4,107,575
†HomeStreet, Inc.	14,029	183,359
HomeTrust Bancshares, Inc.	11,041	413,044
Hope Bancorp, Inc.	91,758	984,563
Horizon Bancorp, Inc.	32,982	507,263
Independent Bank Corp.	51,803	2,794,163
International Bancshares Corp.	41,764	2,779,812
Investar Holding Corp.	7,200	139,104
John Marshall Bancorp, Inc.	9,300	172,329
Kearny Financial Corp.	41,537	268,329
Lakeland Financial Corp.	18,817	1,156,305
Landmark Bancorp, Inc.	3,600	95,184
LCNB Corp.	9,500	138,035
LINKBANCORP, Inc.	16,600	121,346
Live Oak Bancshares, Inc.	26,300	783,740
MainStreet Bancshares, Inc.	5,500	103,950
Mercantile Bank Corp.	11,933	553,811
Meridian Corp.	7,200	92,808
Metrocity Bankshares, Inc.	13,900	397,262
†Metropolitan Bank Holding Corp.	8,000	560,000
Mid Penn Bancorp, Inc.	15,700	442,740
Middlefield Banc Corp.	5,600	168,616
Midland States Bancorp, Inc.	15,804	273,725
MidWestOne Financial Group, Inc.	14,642	421,250
MVB Financial Corp.	8,800	198,264
National Bank Holdings Corp. Class A	27,752	1,043,753
National Bankshares, Inc.	4,100	111,520
†NB Bancorp, Inc.	29,000	517,940
NBT Bancorp, Inc.	38,539	1,601,295
Nicolet Bankshares, Inc.	10,300	1,271,844
Northeast Bank	5,300	471,647
Northeast Community Bancorp, Inc.	9,400	218,503
Northfield Bancorp, Inc.	28,756	330,119
Northpointe Bancshares, Inc.	8,300	113,793
Northrim BanCorp, Inc.	4,000	373,040
Northwest Bancshares, Inc.	96,409	1,232,107
Norwood Financial Corp.	6,300	162,414
Oak Valley Bancorp	4,900	133,476
OceanFirst Financial Corp.	43,667	768,976
OFG Bancorp	33,988	1,454,686
Ohio Valley Banc Corp.	3,000	96,690
Old National Bancorp	245,551	5,240,058
Old Point Financial Corp.	3,100	121,675
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Old Second Bancorp, Inc.	32,746	$580,914
OP Bancorp	9,300	120,807
Orange County Bancorp, Inc.	7,800	201,552
Origin Bancorp, Inc.	22,100	789,854
Orrstown Financial Services, Inc.	14,000	445,620
Pacific Premier Bancorp, Inc.	72,682	1,532,863
Park National Corp.	11,376	1,902,750
Parke Bancorp, Inc.	8,000	162,960
Pathward Financial, Inc.	18,300	1,447,896
PCB Bancorp	8,300	174,134
Peapack-Gladstone Financial Corp.	12,391	350,046
Penns Woods Bancorp, Inc.	5,700	173,052
Peoples Bancorp of North Carolina, Inc.	3,200	92,320
Peoples Bancorp, Inc.	26,240	801,370
Peoples Financial Services Corp.	6,977	344,454
†Pioneer Bancorp, Inc.	9,000	108,270
Plumas Bancorp	4,100	182,286
†Ponce Financial Group, Inc.	14,600	202,064
Preferred Bank	9,246	800,195
Primis Financial Corp.	16,800	182,280
Princeton Bancorp, Inc.	4,200	128,268
†Provident Bancorp, Inc.	12,100	151,129
Provident Financial Services, Inc.	95,463	1,673,466
QCR Holdings, Inc.	12,300	835,170
RBB Bancorp	12,432	213,955
Red River Bancshares, Inc.	3,400	199,580
Renasant Corp.	72,308	2,598,026
Republic Bancorp, Inc. Class A	6,225	455,110
Richmond Mutual BanCorp, Inc.	7,200	99,360
Riverview Bancorp, Inc.	16,200	89,100
S&T Bancorp, Inc.	28,724	1,086,342
SB Financial Group, Inc.	4,700	89,770
Seacoast Banking Corp. of Florida	63,631	1,757,488
ServisFirst Bancshares, Inc.	39,500	3,061,645
Shore Bancshares, Inc.	22,944	360,680
Sierra Bancorp	9,666	286,984
Simmons First National Corp. Class A	93,970	1,781,671
SmartFinancial, Inc.	12,000	405,360
Sound Financial Bancorp, Inc.	1,700	78,200
South Plains Financial, Inc.	8,877	319,927
†Southern First Bancshares, Inc.	5,715	217,341
Southern Missouri Bancorp, Inc.	7,198	394,306
LVIP SSGA Small-Cap Index Fund-3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Southern States Bancshares, Inc.	6,200	$225,494
Southside Bancshares, Inc.	21,467	631,774
SR Bancorp, Inc.	6,200	83,700
Stellar Bancorp, Inc.	37,210	1,041,136
=†Sterling Bancorp, Inc.	14,600	0
Stock Yards Bancorp, Inc.	19,432	1,534,739
†Texas Capital Bancshares, Inc.	35,100	2,786,940
†Third Coast Bancshares, Inc.	8,400	274,428
Timberland Bancorp, Inc.	5,800	180,960
Tompkins Financial Corp.	9,659	605,909
Towne Bank	53,337	1,823,059
TriCo Bancshares	24,113	976,335
†Triumph Financial, Inc.	16,700	920,337
TrustCo Bank Corp.	14,000	467,880
Trustmark Corp.	46,179	1,683,686
UMB Financial Corp.	55,697	5,857,097
Union Bankshares, Inc.	2,900	77,198
United Bankshares, Inc.	108,478	3,951,854
United Community Banks, Inc.	90,496	2,695,876
United Security Bancshares	10,900	94,285
Unity Bancorp, Inc.	5,400	254,232
Univest Financial Corp.	21,920	658,477
USCB Financial Holdings, Inc.	8,100	133,974
Valley National Bancorp	371,676	3,319,067
Veritex Holdings, Inc.	39,782	1,038,310
Virginia National Bankshares Corp.	3,400	125,800
WaFd, Inc.	60,884	1,782,684
Washington Trust Bancorp, Inc.	14,275	403,697
WesBanco, Inc.	72,575	2,295,547
West BanCorp, Inc.	12,296	241,370
Westamerica BanCorp	19,481	943,660
Western New England Bancorp, Inc.	14,400	132,912
WSFS Financial Corp.	44,236	2,432,980
		204,340,593
Beverages–0.11%
MGP Ingredients, Inc.	10,500	314,685
†National Beverage Corp.	17,834	771,142
†Vita Coco Co., Inc.	29,700	1,072,170
†Zevia PBC Class A	24,900	80,178
		2,238,175
Biotechnology–7.15%
†4D Molecular Therapeutics, Inc.	35,400	131,334
†89bio, Inc.	95,800	940,756
†Abeona Therapeutics, Inc.	33,900	192,552
†Absci Corp.	84,500	217,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†ACADIA Pharmaceuticals, Inc.	95,400	$2,057,778
†ADC Therapeutics SA	64,100	171,788
†ADMA Biologics, Inc.	177,500	3,232,275
†Agios Pharmaceuticals, Inc.	42,600	1,416,876
†Akebia Therapeutics, Inc.	192,100	699,244
†Akero Therapeutics, Inc.	53,500	2,854,760
†Aldeyra Therapeutics, Inc.	36,000	137,880
†Alector, Inc.	59,889	83,845
†Alkermes PLC	124,200	3,553,362
†Allogene Therapeutics, Inc.	93,800	105,994
†Altimmune, Inc.	52,700	203,949
†Amicus Therapeutics, Inc.	220,900	1,265,757
†AnaptysBio, Inc.	16,200	359,640
†Anavex Life Sciences Corp.	64,300	592,846
†Anika Therapeutics, Inc.	9,395	99,399
†Annexon, Inc.	74,500	178,800
†Apogee Therapeutics, Inc.	24,500	1,064,035
†Arbutus Biopharma Corp.	109,100	337,119
†Arcellx, Inc.	28,100	1,850,385
†Arcturus Therapeutics Holdings, Inc.	17,000	221,170
†Arcus Biosciences, Inc.	53,100	432,234
†Arcutis Biotherapeutics, Inc.	81,000	1,135,620
†Ardelyx, Inc.	178,800	700,896
†ArriVent Biopharma, Inc.	21,100	459,347
†Arrowhead Pharmaceuticals, Inc.	89,932	1,420,926
†ARS Pharmaceuticals, Inc.	42,100	734,645
†Astria Therapeutics, Inc.	33,400	179,024
†aTyr Pharma, Inc.	67,100	340,197
†Aura Biosciences, Inc.	34,400	215,344
†Aurinia Pharmaceuticals, Inc.	101,800	862,246
†Avidity Biosciences, Inc.	85,900	2,439,560
†Avita Medical, Inc.	19,300	102,097
†Beam Therapeutics, Inc.	73,300	1,246,833
†Benitec Biopharma, Inc.	11,300	132,210
†Bicara Therapeutics, Inc.	26,500	246,185
†BioCryst Pharmaceuticals, Inc.	156,703	1,404,059
†Biohaven Ltd.	69,450	979,939
†Blueprint Medicines Corp.	49,048	6,286,973
†Bridgebio Pharma, Inc.	119,685	5,167,998
†Bright Minds Biosciences, Inc.	3,600	93,996
†Candel Therapeutics, Inc.	21,500	108,790
†Capricor Therapeutics, Inc.	27,400	272,082
†Cardiff Oncology, Inc.	44,100	138,915
†CareDx, Inc.	41,900	818,726
†Cargo Therapeutics, Inc.	25,800	106,296
†Cartesian Therapeutics, Inc.	7,126	74,039
†Catalyst Pharmaceuticals, Inc.	88,700	1,924,790
†Celcuity, Inc.	25,100	335,085
LVIP SSGA Small-Cap Index Fund-4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Celldex Therapeutics, Inc.	48,900	$995,115
†CG oncology, Inc.	40,800	1,060,800
†Cidara Therapeutics, Inc.	12,900	628,359
†Cogent Biosciences, Inc.	81,600	585,888
†Coherus Oncology, Inc.	83,905	61,360
†Compass Therapeutics, Inc.	73,940	192,244
†Corvus Pharmaceuticals, Inc.	40,800	163,200
†Crinetics Pharmaceuticals, Inc.	69,368	1,995,024
†CRISPR Therapeutics AG	63,400	3,083,776
†Cullinan Therapeutics, Inc.	38,900	292,917
†Cytokinetics, Inc.	89,466	2,955,957
†Day One Biopharmaceuticals, Inc.	55,500	360,750
†Denali Therapeutics, Inc.	101,500	1,419,985
†Design Therapeutics, Inc.	24,900	83,913
†DiaMedica Therapeutics, Inc.	20,900	81,510
†Dianthus Therapeutics, Inc.	17,900	333,477
†Disc Medicine, Inc.	18,900	1,000,944
†Dynavax Technologies Corp.	80,815	801,685
†Dyne Therapeutics, Inc.	72,100	686,392
†Editas Medicine, Inc.	61,938	136,264
†Eledon Pharmaceuticals, Inc.	45,900	124,389
†Emergent BioSolutions, Inc.	41,700	266,046
†Enanta Pharmaceuticals, Inc.	15,200	114,912
†Entrada Therapeutics, Inc.	18,300	122,976
†Erasca, Inc.	134,300	170,561
†Fate Therapeutics, Inc.	71,854	80,476
†Fennec Pharmaceuticals, Inc.	18,500	153,550
†Foghorn Therapeutics, Inc.	20,000	94,000
†Geron Corp.	449,794	634,210
†Gossamer Bio, Inc.	147,400	181,302
†GRAIL, Inc.	23,400	1,203,228
†Greenwich Lifesciences, Inc.	4,700	42,629
†Gyre Therapeutics, Inc.	5,500	40,425
†Heron Therapeutics, Inc.	118,392	245,071
†Humacyte, Inc.	97,200	203,148
†Ideaya Biosciences, Inc.	65,400	1,374,708
†ImmunityBio, Inc.	177,000	467,280
†Immunome, Inc.	52,800	491,040
†Immunovant, Inc.	52,500	840,000
†Inhibikase Therapeutics, Inc.	48,000	93,600
†Inhibrx Biosciences, Inc.	8,300	118,441
†Inmune Bio, Inc.	9,600	22,176
†Intellia Therapeutics, Inc.	77,100	723,198
†Iovance Biotherapeutics, Inc.	204,800	352,256
†Ironwood Pharmaceuticals, Inc.	102,972	73,852
†iTeos Therapeutics, Inc.	20,500	204,385
Jade Biosciences, Inc.	25,051	250,259
†Janux Therapeutics, Inc.	30,200	697,620
†KalVista Pharmaceuticals, Inc.	29,200	330,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Keros Therapeutics, Inc.	24,800	$331,080
†Kodiak Sciences, Inc.	23,315	86,965
†Korro Bio, Inc.	4,500	56,205
†Krystal Biotech, Inc.	18,746	2,576,825
†Kura Oncology, Inc.	55,399	319,652
†Kymera Therapeutics, Inc.	35,500	1,549,220
†Larimar Therapeutics, Inc.	31,200	90,168
†Lexeo Therapeutics, Inc.	18,700	75,174
†Madrigal Pharmaceuticals, Inc.	12,974	3,926,451
†MannKind Corp.	232,400	869,176
†MeiraGTx Holdings PLC	35,392	230,756
=†Merrimack Pharmaceuticals, Inc.	1,500	15
†Metsera, Inc.	11,700	332,865
†MiMedx Group, Inc.	89,500	546,845
†Mineralys Therapeutics, Inc.	30,100	407,253
†Mirum Pharmaceuticals, Inc.	33,300	1,694,637
†Monopar Therapeutics, Inc.	3,200	114,496
†Monte Rosa Therapeutics, Inc.	31,000	139,810
†Myriad Genetics, Inc.	66,500	353,115
†Neurogene, Inc.	9,100	136,045
†Nkarta, Inc.	42,000	69,720
†Novavax, Inc.	117,000	737,100
†Nurix Therapeutics, Inc.	56,800	646,952
†Nuvalent, Inc. Class A	32,900	2,510,270
†Nuvectis Pharma, Inc.	10,200	76,194
†Olema Pharmaceuticals, Inc.	46,200	196,812
†Organogenesis Holdings, Inc.	51,400	188,124
†ORIC Pharmaceuticals, Inc.	45,700	463,855
Oruka Therapeutics, Inc.	21,100	236,531
†Palvella Therapeutics, Inc.	5,400	121,716
†Perspective Therapeutics, Inc.	42,100	144,824
†Praxis Precision Medicines, Inc.	13,100	550,855
†Precigen, Inc.	105,200	149,384
†Prime Medicine, Inc.	45,000	111,150
†Protagonist Therapeutics, Inc.	45,000	2,487,150
†Protalix BioTherapeutics, Inc.	55,400	81,992
†Protara Therapeutics, Inc.	25,700	77,871
†Prothena Corp. PLC	31,500	191,205
†PTC Therapeutics, Inc.	59,524	2,907,152
†Puma Biotechnology, Inc.	33,200	113,876
†Recursion Pharmaceuticals, Inc. Class A	260,400	1,317,624
†REGENXBIO, Inc.	35,600	292,276
†Relay Therapeutics, Inc.	94,400	326,624
†Replimune Group, Inc.	52,276	485,644
†Rezolute, Inc.	51,900	231,474
†Rhythm Pharmaceuticals, Inc.	41,400	2,616,066
LVIP SSGA Small-Cap Index Fund-5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Rigel Pharmaceuticals, Inc.	13,106	$245,475
†Rocket Pharmaceuticals, Inc.	57,300	140,385
†Sage Therapeutics, Inc.	40,900	373,008
†Sana Biotechnology, Inc.	98,000	267,540
†Savara, Inc.	90,300	205,884
†Scholar Rock Holding Corp.	61,000	2,160,620
†SELLAS Life Sciences Group, Inc.	74,600	163,374
†Sionna Therapeutics, Inc.	9,600	166,560
†Soleno Therapeutics, Inc.	30,800	2,580,424
†Solid Biosciences, Inc.	51,100	248,857
†SpringWorks Therapeutics, Inc.	55,700	2,617,343
†Spyre Therapeutics, Inc.	38,300	573,351
†Stoke Therapeutics, Inc.	31,600	358,660
†Syndax Pharmaceuticals, Inc.	62,006	580,686
†Tango Therapeutics, Inc.	59,300	303,616
†Taysha Gene Therapies, Inc.	132,700	306,537
†Tectonic Therapeutic, Inc.	8,500	168,895
†Tevogen Bio Holdings, Inc.	13,400	16,750
†TG Therapeutics, Inc.	111,200	4,002,088
†Tonix Pharmaceuticals Holding Corp.	5,900	212,282
†Tourmaline Bio, Inc.	17,100	273,429
†Travere Therapeutics, Inc.	67,600	1,000,480
†TriSalus Life Sciences, Inc.	12,800	69,760
†Twist Bioscience Corp.	44,600	1,640,834
†Tyra Biosciences, Inc.	15,000	143,550
†Upstream Bio, Inc.	26,900	295,362
†UroGen Pharma Ltd.	28,900	395,930
†Vanda Pharmaceuticals, Inc.	44,181	208,534
†Vaxcyte, Inc.	96,300	3,130,713
†Vera Therapeutics, Inc.	39,500	930,620
†Veracyte, Inc.	59,100	1,597,473
†Verastem, Inc.	28,400	117,860
†Vericel Corp.	38,600	1,642,430
†Verve Therapeutics, Inc.	52,700	591,821
†Vir Biotechnology, Inc.	68,400	344,736
†Viridian Therapeutics, Inc.	56,300	787,074
†Voyager Therapeutics, Inc.	34,100	106,051
†Xencor, Inc.	50,100	393,786
†Xenon Pharmaceuticals, Inc.	58,200	1,821,660
†XOMA Royalty Corp.	6,200	156,240
†Y-mAbs Therapeutics, Inc.	27,300	123,123
†Zenas Biopharma, Inc.	11,200	108,528
†Zymeworks, Inc.	40,600	509,530
		140,214,218
Broadline Retail–0.08%
†Groupon, Inc.	17,600	588,720
Kohl's Corp.	83,800	710,624
†Savers Value Village, Inc.	17,900	182,580
		1,481,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.36%
†American Woodmark Corp.	11,375	$607,084
Apogee Enterprises, Inc.	16,347	663,688
AZZ, Inc.	22,145	2,092,260
CSW Industrials, Inc.	12,700	3,642,741
†Gibraltar Industries, Inc.	23,056	1,360,304
Griffon Corp.	29,831	2,158,869
Insteel Industries, Inc.	13,939	518,670
†Janus International Group, Inc.	103,900	845,746
†JELD-WEN Holding, Inc.	64,859	254,247
†Masterbrand, Inc.	95,400	1,042,722
Quanex Building Products Corp.	35,852	677,603
†Resideo Technologies, Inc.	113,800	2,510,428
Tecnoglass, Inc.	18,700	1,446,632
UFP Industries, Inc.	46,310	4,601,362
Zurn Elkay Water Solutions Corp.	115,200	4,212,864
		26,635,220
Capital Markets–1.75%
Acadian Asset Management, Inc.	20,217	712,447
†AlTi Global, Inc.	26,600	110,390
Artisan Partners Asset Management, Inc. Class A	47,700	2,114,541
BGC Group, Inc. Class A	268,900	2,750,847
Cohen & Steers, Inc.	20,869	1,572,479
Diamond Hill Investment Group, Inc.	1,932	280,739
DigitalBridge Group, Inc.	131,450	1,360,508
†Donnelley Financial Solutions, Inc.	21,100	1,300,815
†Forge Global Holdings, Inc.	5,666	107,881
GCM Grosvenor, Inc. Class A	32,300	373,388
Marex Group PLC	24,400	963,068
MarketWise, Inc.	1,280	25,331
Moelis & Co. Class A	56,900	3,546,008
†Open Lending Corp. Class A	74,700	144,918
P10, Inc. Class A	41,900	428,218
Patria Investments Ltd. Class A	44,000	618,640
Perella Weinberg Partners	46,800	908,856
Piper Sandler Cos.	13,368	3,715,502
PJT Partners, Inc. Class A	17,600	2,904,176
Silvercrest Asset Management Group, Inc. Class A	7,500	118,950
StepStone Group, Inc. Class A	50,200	2,786,100
†StoneX Group, Inc.	34,629	3,156,087
Value Line, Inc.	700	27,405
Victory Capital Holdings, Inc. Class A	33,960	2,162,233
LVIP SSGA Small-Cap Index Fund-6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Virtus Investment Partners, Inc.	5,032	$912,805
Westwood Holdings Group, Inc.	5,900	92,040
WisdomTree, Inc.	101,208	1,164,904
		34,359,276
Chemicals–1.67%
AdvanSix, Inc.	19,500	463,125
†American Vanguard Corp.	20,395	79,948
†Arq, Inc.	22,400	120,288
†ASP Isotopes, Inc.	41,500	305,440
†Aspen Aerogels, Inc.	47,300	280,016
Avient Corp.	70,502	2,277,920
Balchem Corp.	25,109	3,997,353
Cabot Corp.	41,600	3,120,000
Chemours Co.	115,500	1,322,475
†Core Molding Technologies, Inc.	5,800	96,222
†Ecovyst, Inc.	88,500	728,355
†Flotek Industries, Inc.	11,100	163,836
†Ginkgo Bioworks Holdings, Inc.	30,100	338,625
Hawkins, Inc.	14,636	2,079,776
HB Fuller Co.	41,409	2,490,751
†Ingevity Corp.	27,553	1,187,259
Innospec, Inc.	18,804	1,581,228
†Intrepid Potash, Inc.	8,200	292,986
Koppers Holdings, Inc.	14,560	468,104
Kronos Worldwide, Inc.	15,689	97,272
†LSB Industries, Inc.	39,500	308,100
Mativ Holdings, Inc.	40,079	273,339
Minerals Technologies, Inc.	23,864	1,314,190
Orion SA	43,095	452,066
†Perimeter Solutions, Inc.	106,778	1,486,350
†PureCycle Technologies, Inc.	99,600	1,364,520
Quaker Chemical Corp.	10,413	1,165,631
†Rayonier Advanced Materials, Inc.	47,500	182,875
Sensient Technologies Corp.	31,895	3,142,295
†Solesence, Inc.	15,000	65,400
Stepan Co.	16,170	882,559
Trinseo PLC	26,900	83,928
Tronox Holdings PLC	88,500	448,695
Valhi, Inc.	2,100	33,936
		32,694,863
Commercial Services & Supplies–1.85%
ABM Industries, Inc.	47,023	2,219,956
ACCO Brands Corp.	68,824	246,390
Acme United Corp.	2,600	107,770
†ACV Auctions, Inc. Class A	128,700	2,087,514
†BrightView Holdings, Inc.	45,400	755,910
Brink's Co.	33,260	2,969,785
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems, Inc. Class A	48,134	$5,553,701
†CECO Environmental Corp.	22,200	628,482
†Cimpress PLC	12,634	593,798
CompX International, Inc.	1,338	35,551
†CoreCivic, Inc.	82,481	1,737,875
Deluxe Corp.	33,040	525,666
†Driven Brands Holdings, Inc.	45,200	793,712
Ennis, Inc.	19,162	347,599
†Enviri Corp.	60,300	523,404
†GEO Group, Inc.	104,738	2,508,475
†Healthcare Services Group, Inc.	55,481	833,879
HNI Corp.	36,035	1,772,201
Interface, Inc.	43,221	904,616
†Liquidity Services, Inc.	16,373	386,239
MillerKnoll, Inc.	51,605	1,002,169
†Montrose Environmental Group, Inc.	24,200	529,738
NL Industries, Inc.	6,336	40,550
†OPENLANE, Inc.	80,300	1,963,335
†Perma-Fix Environmental Services, Inc.	13,100	137,812
Pitney Bowes, Inc.	140,700	1,535,037
Quad/Graphics, Inc.	22,700	128,255
Steelcase, Inc. Class A	70,198	732,165
UniFirst Corp.	11,367	2,139,497
Vestis Corp.	88,800	508,824
Virco Mfg. Corp.	8,300	66,234
VSE Corp.	15,566	2,038,835
		36,354,974
Communications Equipment–0.76%
†ADTRAN Holdings, Inc.	58,648	526,073
†Applied Optoelectronics, Inc.	41,200	1,058,428
†Aviat Networks, Inc.	8,800	211,640
†BK Technologies Corp.	2,100	98,973
†Calix, Inc.	45,031	2,395,199
†Clearfield, Inc.	9,000	390,690
†CommScope Holding Co., Inc.	161,800	1,339,704
†Digi International, Inc.	27,543	960,149
†Extreme Networks, Inc.	101,145	1,815,553
†Harmonic, Inc.	83,288	788,737
†Inseego Corp.	9,800	80,752
†NETGEAR, Inc.	21,134	614,365
†NetScout Systems, Inc.	52,356	1,298,952
†Ribbon Communications, Inc.	69,602	279,104
†Viasat, Inc.	93,200	1,360,720
†Viavi Solutions, Inc.	165,700	1,668,599
		14,887,638
Construction & Engineering–2.15%
†Ameresco, Inc. Class A	23,921	363,360
LVIP SSGA Small-Cap Index Fund-7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Arcosa, Inc.	36,800	$3,190,928
Argan, Inc.	10,124	2,232,140
†Bowman Consulting Group Ltd.	9,900	284,625
†Centuri Holdings, Inc.	12,900	289,476
Concrete Pumping Holdings, Inc.	18,300	112,545
†Construction Partners, Inc. Class A	36,000	3,826,080
†Dycom Industries, Inc.	21,529	5,261,472
†Fluor Corp.	129,300	6,629,211
Granite Construction, Inc.	33,279	3,111,919
†Great Lakes Dredge & Dock Corp.	50,134	611,133
†IES Holdings, Inc.	6,900	2,043,987
†Limbach Holdings, Inc.	8,100	1,134,810
†Matrix Service Co.	19,600	264,796
†MYR Group, Inc.	12,094	2,194,456
†NWPX Infrastructure, Inc.	7,148	293,140
†Orion Group Holdings, Inc.	27,500	249,425
Primoris Services Corp.	41,438	3,229,678
†Southland Holdings, Inc.	8,200	34,276
†Sterling Infrastructure, Inc.	22,600	5,214,498
†Tutor Perini Corp.	34,106	1,595,479
		42,167,434
Construction Materials–0.24%
†Knife River Corp.	43,800	3,575,832
†Smith-Midland Corp.	3,500	117,460
†Titan America SA	18,800	234,624
U.S. Lime & Minerals, Inc.	7,935	791,913
		4,719,829
Consumer Finance–1.13%
†Atlanticus Holdings Corp.	4,215	230,771
Bread Financial Holdings, Inc.	37,600	2,147,712
†Consumer Portfolio Services, Inc.	6,000	58,980
†Dave, Inc.	7,100	1,905,711
†Encore Capital Group, Inc.	17,763	687,606
†Enova International, Inc.	19,223	2,143,749
FirstCash Holdings, Inc.	30,324	4,097,985
†Green Dot Corp. Class A	40,602	437,690
†LendingClub Corp.	83,260	1,001,618
†LendingTree, Inc.	7,700	285,439
Medallion Financial Corp.	13,600	129,608
Navient Corp.	56,400	795,240
Nelnet, Inc. Class A	10,738	1,300,586
†NerdWallet, Inc. Class A	31,900	349,943
†Oportun Financial Corp.	26,000	186,160
OppFi, Inc.	18,800	263,012
†PRA Group, Inc.	28,823	425,139
PROG Holdings, Inc.	30,905	907,062
Regional Management Corp.	6,243	182,358
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Upstart Holdings, Inc.	64,500	$4,171,860
†World Acceptance Corp.	2,601	429,477
		22,137,706
Consumer Staples Distribution & Retail–0.50%
Andersons, Inc.	24,763	910,040
†Chefs' Warehouse, Inc.	27,935	1,782,532
†Grocery Outlet Holding Corp.	72,700	902,934
†Guardian Pharmacy Services, Inc. Class A	9,900	210,969
†HF Foods Group, Inc.	30,800	97,944
Ingles Markets, Inc. Class A	10,831	686,469
Natural Grocers by Vitamin Cottage, Inc.	9,889	388,143
PriceSmart, Inc.	19,632	2,062,145
SpartanNash Co.	25,158	666,436
†United Natural Foods, Inc.	44,399	1,034,941
Village Super Market, Inc. Class A	6,613	254,601
Weis Markets, Inc.	12,500	906,125
		9,903,279
Containers & Packaging–0.26%
Ardagh Metal Packaging SA	110,300	472,084
Greif, Inc. Class A	22,517	1,477,920
Myers Industries, Inc.	27,597	399,881
†O-I Glass, Inc.	116,600	1,718,684
†Ranpak Holdings Corp.	33,000	117,810
TriMas Corp.	30,625	876,181
		5,062,560
Distributors–0.04%
A-Mark Precious Metals, Inc.	13,300	294,994
†GigaCloud Technology, Inc. Class A	17,400	344,172
Weyco Group, Inc.	4,500	149,220
		788,386
Diversified Consumer Services–1.35%
†Adtalem Global Education, Inc.	28,317	3,602,772
†American Public Education, Inc.	11,900	362,474
Carriage Services, Inc.	10,435	477,297
†Coursera, Inc.	103,700	908,412
†European Wax Center, Inc. Class A	24,500	137,935
†Frontdoor, Inc.	58,400	3,442,096
Graham Holdings Co. Class B	2,400	2,270,808
†KinderCare Learning Cos., Inc.	20,900	211,090
†Laureate Education, Inc.	98,600	2,305,268
†Lincoln Educational Services Corp.	22,800	525,540
LVIP SSGA Small-Cap Index Fund-8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Matthews International Corp. Class A	22,610	$540,605
†Mister Car Wash, Inc.	70,800	425,508
†Nerdy, Inc.	60,500	98,615
OneSpaWorld Holdings Ltd.	75,600	1,541,484
Perdoceo Education Corp.	49,368	1,613,840
Strategic Education, Inc.	18,435	1,569,371
†Stride, Inc.	32,700	4,747,713
†Udemy, Inc.	69,300	487,179
†Universal Technical Institute, Inc.	35,200	1,192,928
†Zspace, Inc.	2,000	6,520
		26,467,455
Diversified REITs–0.61%
Alexander & Baldwin, Inc.	54,808	977,227
Alpine Income Property Trust, Inc.	9,000	132,390
American Assets Trust, Inc.	39,973	789,467
Armada Hoffler Properties, Inc.	59,000	405,330
Broadstone Net Lease, Inc.	142,800	2,291,940
CTO Realty Growth, Inc.	21,542	371,815
Essential Properties Realty Trust, Inc.	152,235	4,857,819
Gladstone Commercial Corp.	32,805	470,096
Global Net Lease, Inc.	151,928	1,147,056
Modiv Industrial, Inc.	7,400	104,192
NexPoint Diversified Real Estate Trust	24,660	103,325
One Liberty Properties, Inc.	11,807	281,715
		11,932,372
Diversified Telecommunication Services–0.44%
†Anterix, Inc.	7,900	202,635
ATN International, Inc.	7,592	123,370
†Bandwidth, Inc. Class A	19,200	305,280
Cogent Communications Holdings, Inc.	33,404	1,610,407
†Globalstar, Inc.	36,886	868,665
IDT Corp. Class B	12,500	854,000
†Liberty Latin America Ltd. Class A	120,571	747,190
†Lumen Technologies, Inc.	763,900	3,345,882
Shenandoah Telecommunications Co.	37,150	507,469
		8,564,898
Electric Utilities–1.09%
ALLETE, Inc.	44,873	2,875,013
Genie Energy Ltd. Class B	16,400	440,832
†Hawaiian Electric Industries, Inc.	130,900	1,391,467
MGE Energy, Inc.	28,315	2,504,179
†Oklo, Inc.	78,600	4,400,814
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Otter Tail Corp.	31,281	$2,411,452
Portland General Electric Co.	84,500	3,433,235
TXNM Energy, Inc.	71,036	4,000,748
		21,457,740
Electrical Equipment–1.59%
Allient, Inc.	10,800	392,148
†American Superconductor Corp.	29,300	1,075,017
†Amprius Technologies, Inc.	72,100	303,541
†Array Technologies, Inc.	115,100	679,090
Atkore, Inc.	26,300	1,855,465
†Bloom Energy Corp. Class A	156,845	3,751,732
†Complete Solaria, Inc.	47,900	88,136
EnerSys	29,922	2,566,410
†Enovix Corp.	123,900	1,281,126
†Eos Energy Enterprises, Inc.	171,000	875,520
†Fluence Energy, Inc.	58,600	393,206
†Hyliion Holdings Corp.	104,500	137,940
†KULR Technology Group, Inc.	25,800	183,954
LSI Industries, Inc.	21,500	365,715
†NANO Nuclear Energy, Inc.	20,500	707,045
†Net Power, Inc.	15,200	37,544
†NEXTracker, Inc. Class A	109,200	5,937,204
†NuScale Power Corp.	97,100	3,841,276
†Plug Power, Inc.	702,200	1,046,278
Powell Industries, Inc.	7,108	1,495,879
†Power Solutions International, Inc.	5,100	329,868
Preformed Line Products Co.	1,786	285,421
†Shoals Technologies Group, Inc. Class A	126,500	537,625
†SKYX Platforms Corp.	49,200	51,414
†Sunrun, Inc.	166,500	1,361,970
†T1 Energy, Inc.	80,500	99,015
†Thermon Group Holdings, Inc.	25,160	706,493
†Vicor Corp.	17,171	778,876
		31,164,908
Electronic Equipment, Instruments & Components–3.51%
†908 Devices, Inc.	18,100	129,053
Advanced Energy Industries, Inc.	28,879	3,826,467
†Aeva Technologies, Inc.	23,580	891,088
†Arlo Technologies, Inc.	73,615	1,248,510
Badger Meter, Inc.	22,722	5,565,754
Bel Fuse, Inc. Class A	9,300	897,541
Belden, Inc.	30,642	3,548,344
Benchmark Electronics, Inc.	27,066	1,050,973
Climb Global Solutions, Inc.	3,200	342,112
CTS Corp.	22,711	967,716
†Daktronics, Inc.	31,100	470,232
†ePlus, Inc.	19,816	1,428,734
LVIP SSGA Small-Cap Index Fund-9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Evolv Technologies Holdings, Inc.	99,600	$621,504
†Fabrinet	27,656	8,149,670
†FARO Technologies, Inc.	14,199	623,620
Frequency Electronics, Inc.	5,200	118,092
†Insight Enterprises, Inc.	21,303	2,941,625
†Itron, Inc.	34,844	4,586,516
†Kimball Electronics, Inc.	18,375	353,351
†Knowles Corp.	65,506	1,154,216
Methode Electronics, Inc.	25,866	245,986
†MicroVision, Inc.	153,100	174,534
†Mirion Technologies, Inc.	160,900	3,464,177
†M-Tron Industries, Inc.	2,000	84,000
Napco Security Technologies, Inc.	26,800	795,692
†Neonode, Inc.	8,200	209,100
†nLight, Inc.	34,900	686,832
†Novanta, Inc.	27,663	3,566,591
†OSI Systems, Inc.	12,068	2,713,610
†Ouster, Inc.	39,000	945,750
†PAR Technology Corp.	30,700	2,129,659
PC Connection, Inc.	8,824	580,443
†Plexus Corp.	20,263	2,741,786
†Powerfleet, Inc. NJ	95,800	412,898
†Red Cat Holdings, Inc.	57,700	420,056
Richardson Electronics Ltd.	9,000	86,850
†Rogers Corp.	14,252	975,977
†Sanmina Corp.	40,695	3,981,192
†ScanSource, Inc.	17,537	733,222
†TTM Technologies, Inc.	76,425	3,119,668
Vishay Intertechnology, Inc.	94,221	1,496,229
†Vishay Precision Group, Inc.	8,972	252,113
†Vuzix Corp.	50,200	146,584
		68,878,067
Energy Equipment & Services–1.77%
Archrock, Inc.	126,002	3,128,630
Aris Water Solutions, Inc. Class A	23,800	562,870
Atlas Energy Solutions, Inc.	56,100	750,057
†Borr Drilling Ltd.	175,800	321,714
†Bristow Group, Inc.	21,873	721,153
Cactus, Inc. Class A	52,500	2,295,300
ChampionX Corp.	147,000	3,651,480
Core Laboratories, Inc.	35,800	412,416
†DMC Global, Inc.	14,988	120,803
Energy Services of America Corp.	9,400	93,436
†Expro Group Holdings NV	79,366	681,754
Flowco Holdings, Inc. Class A	14,800	263,588
†Forum Energy Technologies, Inc.	9,000	175,230
†Helix Energy Solutions Group, Inc.	109,256	681,757
Helmerich & Payne, Inc.	74,200	1,124,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Innovex International, Inc.	26,400	$412,368
Kodiak Gas Services, Inc.	41,400	1,418,778
Liberty Energy, Inc.	119,222	1,368,669
†Mammoth Energy Services, Inc.	16,700	46,760
†Nabors Industries Ltd.	10,914	305,810
†National Energy Services Reunited Corp.	47,200	284,144
†Natural Gas Services Group, Inc.	8,200	211,642
Noble Corp. PLC	100,635	2,671,859
†Oceaneering International, Inc.	76,100	1,576,792
†Oil States International, Inc.	46,400	248,704
Patterson-UTI Energy, Inc.	295,089	1,749,878
†ProFrac Holding Corp. Class A	16,900	131,144
†ProPetro Holding Corp.	65,000	388,050
Ranger Energy Services, Inc. Class A	11,600	138,504
RPC, Inc.	64,400	304,612
†SEACOR Marine Holdings, Inc.	18,800	95,880
†Seadrill Ltd.	49,400	1,296,750
Select Water Solutions, Inc.	68,900	595,296
Solaris Energy Infrastructure, Inc. Class A	28,000	792,120
†TETRA Technologies, Inc.	95,300	320,208
†Tidewater, Inc.	38,811	1,790,351
†Transocean Ltd.	571,400	1,479,926
†Valaris Ltd.	48,800	2,054,968
		34,668,273
Entertainment–0.55%
†AMC Entertainment Holdings, Inc. Class A	334,000	1,035,400
†Atlanta Braves Holdings, Inc. Class A	45,400	2,141,902
Cinemark Holdings, Inc.	83,500	2,520,030
CuriosityStream, Inc.	25,000	140,750
†Eventbrite, Inc. Class A	59,700	157,011
†Gaia, Inc.	13,600	59,704
†Golden Matrix Group, Inc.	15,600	26,520
†IMAX Corp.	32,300	903,108
†Lionsgate Studios Corp.	144,104	837,244
†Madison Square Garden Entertainment Corp.	29,772	1,189,987
Marcus Corp.	17,334	292,251
†Playstudios, Inc.	67,100	87,901
Playtika Holding Corp.	43,600	206,228
†Reservoir Media, Inc.	15,300	117,351
†Sphere Entertainment Co.	20,472	855,730
†Starz Entertainment Corp.	9,493	152,552
†Vivid Seats, Inc. Class A	57,200	96,668
		10,820,337
LVIP SSGA Small-Cap Index Fund-10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.57%
†Acacia Research Corp.	28,200	$100,956
Alerus Financial Corp.	16,900	365,716
†AvidXchange Holdings, Inc.	131,500	1,287,385
Banco Latinoamericano de Comercio Exterior SA	22,358	901,027
Burford Capital Ltd.	151,900	2,166,094
Cannae Holdings, Inc.	42,500	886,125
†Cantaloupe, Inc.	44,000	483,560
Cass Information Systems, Inc.	10,315	448,187
Compass Diversified Holdings	50,800	319,024
Enact Holdings, Inc.	21,400	795,010
Essent Group Ltd.	76,109	4,622,100
EVERTEC, Inc.	48,207	1,737,862
Federal Agricultural Mortgage Corp. Class C	6,874	1,335,481
†Finance of America Cos., Inc. Class A	3,500	81,620
†Flywire Corp.	91,400	1,069,380
HA Sustainable Infrastructure Capital, Inc.	93,800	2,519,468
†International Money Express, Inc.	22,834	230,395
Jackson Financial, Inc. Class A	55,400	4,918,966
†loanDepot, Inc. Class A	64,700	82,169
†Marqeta, Inc. Class A	294,900	1,719,267
Merchants Bancorp	19,914	658,556
†NCR Atleos Corp.	54,300	1,549,179
NewtekOne, Inc.	18,600	209,808
†NMI Holdings, Inc. Class A	59,400	2,506,086
†Onity Group, Inc.	4,900	187,033
Pagseguro Digital Ltd. Class A	138,700	1,337,068
†Payoneer Global, Inc.	213,600	1,463,160
†Paysafe Ltd.	23,884	301,416
†Paysign, Inc.	25,700	185,040
PennyMac Financial Services, Inc.	22,400	2,231,936
†Priority Technology Holdings, Inc.	16,900	131,482
Radian Group, Inc.	108,354	3,902,911
†Remitly Global, Inc.	118,800	2,229,876
†Repay Holdings Corp.	65,700	316,674
†Security National Financial Corp. Class A	11,600	114,260
†Sezzle, Inc.	11,300	2,025,525
†StoneCo Ltd. Class A	185,800	2,980,232
SWK Holdings Corp.	2,200	32,428
†Velocity Financial, Inc.	6,600	122,364
Walker & Dunlop, Inc.	25,263	1,780,536
Waterstone Financial, Inc.	11,880	164,063
		50,499,425
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.94%
Alico, Inc.	5,500	$179,740
B&G Foods, Inc.	58,114	245,822
†Beyond Meat, Inc.	46,900	163,681
†BRC, Inc. Class A	36,900	48,339
Calavo Growers, Inc.	12,654	336,470
Cal-Maine Foods, Inc.	35,230	3,509,965
Dole PLC	56,600	791,834
†Forafric Global PLC	4,600	35,880
Fresh Del Monte Produce, Inc.	25,456	825,283
†Hain Celestial Group, Inc.	66,500	101,080
J&J Snack Foods Corp.	11,487	1,302,741
John B Sanfilippo & Son, Inc.	6,702	423,834
Lancaster Colony Corp.	15,354	2,652,711
†Lifeway Foods, Inc.	3,500	86,275
Limoneira Co.	12,300	192,495
†Mama's Creations, Inc.	25,500	211,650
†Mission Produce, Inc.	37,100	434,812
†Seneca Foods Corp. Class A	3,488	353,788
†Simply Good Foods Co.	71,900	2,271,321
†SunOpta, Inc.	70,800	410,640
Tootsie Roll Industries, Inc.	13,500	451,575
†TreeHouse Foods, Inc.	38,600	749,612
Utz Brands, Inc.	55,600	697,780
†Vital Farms, Inc.	25,500	982,260
†Westrock Coffee Co.	27,200	155,856
WK Kellogg Co.	49,700	792,218
		18,407,662
Gas Utilities–1.07%
Brookfield Infrastructure Corp. Class A	92,278	3,838,765
Chesapeake Utilities Corp.	17,065	2,051,554
New Jersey Resources Corp.	77,397	3,468,933
Northwest Natural Holding Co.	30,319	1,204,271
ONE Gas, Inc.	45,879	3,296,865
RGC Resources, Inc.	6,300	140,994
Southwest Gas Holdings, Inc.	49,622	3,691,381
Spire, Inc.	44,220	3,227,618
		20,920,381
Ground Transportation–0.37%
ArcBest Corp.	17,775	1,368,852
Covenant Logistics Group, Inc.	12,000	289,320
FTAI Infrastructure, Inc.	76,700	473,239
Heartland Express, Inc.	35,309	305,070
†Hertz Global Holdings, Inc.	93,300	637,239
Marten Transport Ltd.	44,094	572,781
†PAMT Corp.	4,100	52,767
†Proficient Auto Logistics, Inc.	16,100	116,886
†RXO, Inc.	124,583	1,958,445
LVIP SSGA Small-Cap Index Fund-11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Universal Logistics Holdings, Inc.	5,197	$131,900
Werner Enterprises, Inc.	46,420	1,270,051
		7,176,550
Health Care Equipment & Supplies–2.91%
†Accuray, Inc.	74,500	102,065
†Alphatec Holdings, Inc.	89,000	987,900
†AngioDynamics, Inc.	28,992	287,601
†Anteris Technologies Global Corp.	12,000	45,480
†Artivion, Inc.	29,910	930,201
†AtriCure, Inc.	35,703	1,169,987
†Avanos Medical, Inc.	34,700	424,728
†Axogen, Inc.	31,700	343,945
†Beta Bionics, Inc.	9,700	141,232
†Bioventus, Inc. Class A	29,600	195,952
†Butterfly Network, Inc.	148,400	296,800
†Ceribell, Inc.	19,200	359,616
†Cerus Corp.	137,683	194,133
†ClearPoint Neuro, Inc.	20,200	241,188
CONMED Corp.	23,222	1,209,402
†CVRx, Inc.	11,400	67,032
†Delcath Systems, Inc.	23,300	316,880
†Electromed, Inc.	5,400	118,746
Embecta Corp.	43,500	421,515
†Enovis Corp.	43,800	1,373,568
†Glaukos Corp.	42,845	4,425,460
†Haemonetics Corp.	38,600	2,879,946
†ICU Medical, Inc.	18,500	2,444,775
†Inogen, Inc.	18,890	132,797
†Integer Holdings Corp.	26,425	3,249,482
†Integra LifeSciences Holdings Corp.	51,300	629,451
iRadimed Corp.	6,000	358,740
†iRhythm Technologies, Inc.	24,450	3,764,322
†Kestra Medical Technologies Ltd.	10,200	169,116
†KORU Medical Systems, Inc.	33,300	119,214
†Lantheus Holdings, Inc.	52,206	4,273,583
LeMaitre Vascular, Inc.	15,998	1,328,634
†LENSAR, Inc.	7,400	97,458
†LivaNova PLC	41,096	1,850,142
†Lucid Diagnostics, Inc.	55,400	63,710
†Merit Medical Systems, Inc.	44,741	4,182,389
†Myomo, Inc.	26,200	56,592
†Neogen Corp.	164,350	785,593
†Neuronetics, Inc.	28,500	99,465
†NeuroPace, Inc.	18,700	208,318
†Novocure Ltd.	80,200	1,427,560
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	34,525	1,015,035
†OraSure Technologies, Inc.	54,406	163,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Orthofix Medical, Inc.	25,618	$285,641
†OrthoPediatrics Corp.	12,505	268,607
†Outset Medical, Inc.	13,700	263,177
†PROCEPT BioRobotics Corp.	40,200	2,315,520
†Pro-Dex, Inc.	1,700	74,188
†Pulmonx Corp.	28,500	73,815
†Pulse Biosciences, Inc.	13,915	209,977
†QuidelOrtho Corp.	52,000	1,498,640
†RxSight, Inc.	28,186	366,418
†Sanara Medtech, Inc.	3,100	88,009
†SANUWAVE Health, Inc.	5,500	180,730
†Semler Scientific, Inc.	5,100	197,574
†SI-BONE, Inc.	31,400	590,948
†Sight Sciences, Inc.	27,900	115,227
†STAAR Surgical Co.	37,299	625,877
†Stereotaxis, Inc.	43,500	92,220
†Surmodics, Inc.	10,265	304,973
†Tactile Systems Technology, Inc.	17,900	181,506
†Tandem Diabetes Care, Inc.	49,500	922,680
†TransMedics Group, Inc.	25,500	3,417,255
†Treace Medical Concepts, Inc.	36,200	212,856
†UFP Technologies, Inc.	5,540	1,352,646
Utah Medical Products, Inc.	2,315	131,770
†Varex Imaging Corp.	29,800	258,366
†Zimvie, Inc.	20,000	187,000
		57,168,591
Health Care Providers & Services–3.30%
†AdaptHealth Corp.	76,800	724,224
†Addus HomeCare Corp.	13,900	1,601,141
†agilon health, Inc.	234,200	538,660
†AirSculpt Technologies, Inc.	10,100	48,783
†Alignment Healthcare, Inc.	97,900	1,370,600
†AMN Healthcare Services, Inc.	28,574	590,625
†Ardent Health, Inc.	17,900	244,514
†Astrana Health, Inc.	32,700	813,576
†Aveanna Healthcare Holdings, Inc.	38,800	202,924
†BrightSpring Health Services, Inc.	64,800	1,528,632
†Brookdale Senior Living, Inc.	176,100	1,225,656
†Castle Biosciences, Inc.	19,900	406,358
†Clover Health Investments Corp.	310,000	864,900
†Community Health Systems, Inc.	93,100	316,540
Concentra Group Holdings Parent, Inc.	89,573	1,842,517
†CorVel Corp.	22,358	2,297,955
†Cross Country Healthcare, Inc.	23,817	310,812
†DocGo, Inc.	75,400	118,378
LVIP SSGA Small-Cap Index Fund-12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Enhabit, Inc.	37,300	$359,572
Ensign Group, Inc.	43,033	6,638,270
†Fulgent Genetics, Inc.	15,400	306,152
†GeneDx Holdings Corp.	14,400	1,329,264
†Guardant Health, Inc.	90,500	4,709,620
†HealthEquity, Inc.	65,030	6,812,543
†Hims & Hers Health, Inc.	146,400	7,298,040
†Innovage Holding Corp.	15,700	57,933
†Joint Corp.	7,600	87,704
†LifeStance Health Group, Inc.	104,100	538,197
†Nano-X Imaging Ltd.	42,200	218,174
National HealthCare Corp.	9,375	1,003,219
National Research Corp.	11,037	185,422
†NeoGenomics, Inc.	96,165	702,966
†Nutex Health, Inc.	2,600	323,674
†Oncology Institute, Inc.	46,500	95,325
†OPKO Health, Inc.	241,100	318,252
†Option Care Health, Inc.	130,007	4,222,627
†Owens & Minor, Inc.	55,954	509,181
†PACS Group, Inc.	33,900	437,988
†Pediatrix Medical Group, Inc.	65,000	932,750
†Pennant Group, Inc.	24,766	739,265
†Performant Healthcare, Inc.	55,200	220,800
Premier, Inc. Class A	70,100	1,537,293
†Privia Health Group, Inc.	88,200	2,028,600
†Progyny, Inc.	56,600	1,245,200
†RadNet, Inc.	51,000	2,902,410
Select Medical Holdings Corp.	85,767	1,301,943
†Sonida Senior Living, Inc.	3,400	84,830
†Surgery Partners, Inc.	57,800	1,284,894
†Talkspace, Inc.	91,200	253,536
U.S. Physical Therapy, Inc.	11,249	879,672
†Viemed Healthcare, Inc.	25,800	178,278
		64,790,389
Health Care REITs–0.95%
American Healthcare REIT, Inc.	122,000	4,482,280
CareTrust REIT, Inc.	144,771	4,429,993
Community Healthcare Trust, Inc.	20,110	334,429
Diversified Healthcare Trust	164,200	587,836
Global Medical REIT, Inc.	46,700	323,631
LTC Properties, Inc.	33,873	1,172,344
National Health Investors, Inc.	35,434	2,484,632
Sabra Health Care REIT, Inc.	179,177	3,304,024
Sila Realty Trust, Inc.	42,700	1,010,709
Strawberry Fields REIT, Inc.	7,300	76,942
Universal Health Realty Income Trust	9,573	382,633
		18,589,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.46%
†Claritev Corp.	6,000	$270,780
†Definitive Healthcare Corp.	38,200	148,980
†Evolent Health, Inc. Class A	87,000	979,620
†Health Catalyst, Inc.	45,100	170,027
HealthStream, Inc.	18,545	513,140
†LifeMD, Inc.	27,500	374,550
†OptimizeRx Corp.	13,700	184,950
†Phreesia, Inc.	42,200	1,201,012
†Schrodinger, Inc.	41,900	843,028
Simulations Plus, Inc.	11,800	205,910
†Teladoc Health, Inc.	129,700	1,129,687
†TruBridge, Inc.	7,800	182,676
†Waystar Holding Corp.	69,300	2,832,291
		9,036,651
Hotel & Resort REITs–0.65%
Apple Hospitality REIT, Inc.	172,600	2,014,242
Braemar Hotels & Resorts, Inc.	50,900	124,705
Chatham Lodging Trust	36,131	251,833
DiamondRock Hospitality Co.	156,474	1,198,591
Pebblebrook Hotel Trust	89,460	893,705
RLJ Lodging Trust	113,755	828,136
Ryman Hospitality Properties, Inc.	45,106	4,450,609
Service Properties Trust	122,400	292,536
Summit Hotel Properties, Inc.	77,873	396,374
Sunstone Hotel Investors, Inc.	151,092	1,311,479
Xenia Hotels & Resorts, Inc.	77,204	970,454
		12,732,664
Hotels, Restaurants & Leisure–2.30%
†Accel Entertainment, Inc.	40,000	470,800
†Biglari Holdings, Inc. Class B	525	153,410
†BJ's Restaurants, Inc.	16,459	734,071
Bloomin' Brands, Inc.	64,552	555,793
†Brinker International, Inc.	33,900	6,113,187
Cheesecake Factory, Inc.	36,574	2,291,727
Cracker Barrel Old Country Store, Inc.	16,662	1,017,715
†Dave & Buster's Entertainment, Inc.	23,500	706,880
†Denny's Corp.	39,056	160,130
Dine Brands Global, Inc.	11,432	278,140
†El Pollo Loco Holdings, Inc.	19,700	216,897
†Everi Holdings, Inc.	61,200	871,488
†First Watch Restaurant Group, Inc.	29,200	468,368
†Genius Sports Ltd.	169,800	1,765,920
†Global Business Travel Group I	94,700	596,610
Golden Entertainment, Inc.	14,300	420,849
†Hilton Grand Vacations, Inc.	46,900	1,947,757
LVIP SSGA Small-Cap Index Fund-13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Inspired Entertainment, Inc.	17,100	$139,707
International Game Technology PLC	85,700	1,354,917
Jack in the Box, Inc.	14,315	249,940
Krispy Kreme, Inc.	63,500	184,785
†Kura Sushi USA, Inc. Class A	5,000	430,400
†Life Time Group Holdings, Inc.	103,997	3,154,229
†Lindblad Expeditions Holdings, Inc.	26,900	313,923
Marriott Vacations Worldwide Corp.	24,500	1,771,595
Monarch Casino & Resort, Inc.	9,684	837,085
Nathan's Famous, Inc.	2,100	232,218
Papa John's International, Inc.	25,222	1,234,365
†PlayAGS, Inc.	29,900	373,451
†Portillo's, Inc. Class A	41,100	479,637
†Potbelly Corp.	20,700	253,575
†Pursuit Attractions & Hospitality, Inc.	15,313	441,474
RCI Hospitality Holdings, Inc.	6,300	240,156
Red Rock Resorts, Inc. Class A	37,200	1,935,516
†Rush Street Interactive, Inc.	68,100	1,014,690
†Sabre Corp.	288,200	910,712
†Serve Robotics, Inc.	36,100	412,984
†Shake Shack, Inc. Class A	29,800	4,189,880
†Six Flags Entertainment Corp.	73,540	2,237,822
Super Group SGHC Ltd.	122,200	1,340,534
†Sweetgreen, Inc. Class A	76,700	1,141,296
†Target Hospitality Corp.	25,500	181,560
†United Parks & Resorts, Inc.	23,362	1,101,518
†Xponential Fitness, Inc. Class A	17,900	134,071
		45,061,782
Household Durables–1.74%
Bassett Furniture Industries, Inc.	6,400	97,280
†Beazer Homes USA, Inc.	21,819	488,091
†Cavco Industries, Inc.	6,126	2,661,318
Century Communities, Inc.	20,938	1,179,228
†Champion Homes, Inc.	40,534	2,537,834
Cricut, Inc. Class A	35,700	241,689
†Dream Finders Homes, Inc. Class A	20,900	525,217
Ethan Allen Interiors, Inc.	17,232	479,911
Flexsteel Industries, Inc.	3,700	133,311
†Green Brick Partners, Inc.	23,582	1,482,836
Hamilton Beach Brands Holding Co. Class A	5,900	105,551
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Helen of Troy Ltd.	17,098	$485,241
†Hovnanian Enterprises, Inc. Class A	3,700	386,835
Installed Building Products, Inc.	17,918	3,230,974
KB Home	53,636	2,841,099
La-Z-Boy, Inc.	31,433	1,168,365
†Legacy Housing Corp.	8,360	189,438
Leggett & Platt, Inc.	102,400	913,408
†LGI Homes, Inc.	15,700	808,864
†Lovesac Co.	10,500	191,100
†M/I Homes, Inc.	20,174	2,261,909
Meritage Homes Corp.	54,368	3,641,025
†Sonos, Inc.	91,236	986,261
†Taylor Morrison Home Corp.	77,500	4,760,050
†Traeger, Inc.	23,600	40,356
†Tri Pointe Homes, Inc.	69,752	2,228,576
		34,065,767
Household Products–0.32%
†Central Garden & Pet Co.	45,452	1,449,423
Energizer Holdings, Inc.	54,400	1,096,704
Oil-Dri Corp. of America	7,300	430,627
Spectrum Brands Holdings, Inc.	19,600	1,038,800
WD-40 Co.	10,338	2,357,995
		6,373,549
Independent Power and Renewable Electricity Producers–0.20%
†Montauk Renewables, Inc.	47,600	105,672
Ormat Technologies, Inc.	46,760	3,916,618
		4,022,290
Industrial Conglomerates–0.03%
Brookfield Business Corp. Class A	19,400	605,280
		605,280
Industrial REITs–0.41%
Industrial Logistics Properties Trust	50,600	230,230
Innovative Industrial Properties, Inc.	21,200	1,170,664
LXP Industrial Trust	220,086	1,817,910
Plymouth Industrial REIT, Inc.	30,500	489,830
Terreno Realty Corp.	78,334	4,392,188
		8,100,822
Insurance–2.35%
†Ambac Financial Group, Inc.	34,193	242,770
American Coastal Insurance Corp. Class C	18,600	206,832
AMERISAFE, Inc.	14,399	629,668
LVIP SSGA Small-Cap Index Fund-14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Baldwin Insurance Group, Inc.	53,900	$2,307,459
†Bowhead Specialty Holdings, Inc.	11,800	442,854
†Citizens, Inc.	35,500	123,895
CNO Financial Group, Inc.	77,312	2,982,697
Crawford & Co. Class A	11,700	123,786
Donegal Group, Inc. Class A	11,946	239,219
†eHealth, Inc.	22,700	98,745
Employers Holdings, Inc.	18,727	883,540
†Enstar Group Ltd.	9,111	3,064,576
F&G Annuities & Life, Inc.	16,400	524,472
Fidelis Insurance Holdings Ltd.	45,800	759,364
†Genworth Financial, Inc. Class A	320,600	2,494,268
†GoHealth, Inc. Class A	3,300	18,315
Goosehead Insurance, Inc. Class A	18,300	1,930,833
†Greenlight Capital Re Ltd. Class A	20,557	295,404
†Hamilton Insurance Group Ltd. Class B	34,600	748,052
HCI Group, Inc.	6,307	959,925
†Heritage Insurance Holdings, Inc.	17,100	426,474
†Hippo Holdings, Inc.	14,632	408,672
Horace Mann Educators Corp.	30,931	1,329,105
Investors Title Co.	1,053	222,499
James River Group Holdings Ltd.	28,800	168,768
†Kestrel Group Ltd.	3,450	91,494
†Kingstone Cos., Inc.	8,600	132,526
†Kingsway Financial Services, Inc.	10,100	136,754
†Lemonade, Inc.	42,700	1,870,687
†MBIA, Inc.	33,784	146,623
Mercury General Corp.	20,200	1,360,268
†NI Holdings, Inc.	5,400	68,796
†Oscar Health, Inc. Class A	140,300	3,008,032
†Palomar Holdings, Inc.	20,200	3,115,850
†ProAssurance Corp.	38,400	876,672
†Root, Inc. Class A	8,200	1,049,354
Safety Insurance Group, Inc.	11,099	881,150
Selective Insurance Group, Inc.	46,107	3,995,171
†Selectquote, Inc.	101,700	242,046
†SiriusPoint Ltd.	78,600	1,602,654
†Skyward Specialty Insurance Group, Inc.	28,000	1,618,120
Stewart Information Services Corp.	20,439	1,330,579
Tiptree, Inc.	18,846	444,389
†Trupanion, Inc.	28,461	1,575,316
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
United Fire Group, Inc.	15,721	$451,193
Universal Insurance Holdings, Inc.	17,603	488,131
		46,117,997
Interactive Media & Services–0.66%
†Angi, Inc.	33,300	508,158
†Arena Group Holdings, Inc.	10,400	64,480
†Bumble, Inc. Class A	62,200	409,898
†Cargurus, Inc.	65,800	2,202,326
†Cars.com, Inc.	48,600	575,910
†EverQuote, Inc. Class A	19,100	461,838
†fuboTV, Inc.	250,500	966,930
†Getty Images Holdings, Inc.	72,300	120,018
†Grindr, Inc.	25,700	583,390
†MediaAlpha, Inc. Class A	23,060	252,507
†Nextdoor Holdings, Inc.	129,400	214,804
†QuinStreet, Inc.	40,611	653,837
†Rumble, Inc.	60,600	544,188
Shutterstock, Inc.	18,252	346,058
†Teads Holding Co.	27,500	68,200
†Travelzoo	5,100	64,923
†TripAdvisor, Inc.	89,300	1,165,365
†TrueCar, Inc.	63,500	120,650
†Vimeo, Inc.	108,500	438,340
†VTEX Class A	44,600	294,360
†Webtoon Entertainment, Inc.	11,200	101,696
†Yelp, Inc.	48,200	1,651,814
†Ziff Davis, Inc.	31,787	962,193
†ZipRecruiter, Inc. Class A	53,100	266,031
		13,037,914
IT Services–0.52%
†Applied Digital Corp.	150,309	1,513,612
†ASGN, Inc.	32,704	1,632,911
†Backblaze, Inc. Class A	34,700	190,850
†BigBear.ai Holdings, Inc.	222,000	1,507,380
†BigCommerce Holdings, Inc.	54,700	273,500
†Couchbase, Inc.	30,800	750,904
†Crexendo, Inc.	11,600	70,412
CSP, Inc.	5,600	72,464
†DigitalOcean Holdings, Inc.	50,100	1,430,856
†Fastly, Inc. Class A	99,800	704,588
†Grid Dynamics Holdings, Inc.	46,700	539,385
Hackett Group, Inc.	18,976	482,370
Information Services Group, Inc.	27,800	133,440
†Rackspace Technology, Inc.	49,600	63,488
†TSS, Inc.	14,100	406,503
†Tucows, Inc. Class A	6,300	124,173
†Unisys Corp.	48,854	221,308
		10,118,144
Leisure Products–0.43%
Acushnet Holdings Corp.	21,000	1,529,220
LVIP SSGA Small-Cap Index Fund-15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†American Outdoor Brands, Inc.	9,700	$101,365
Clarus Corp.	23,724	82,322
Escalade, Inc.	7,700	107,646
†Funko, Inc. Class A	22,600	107,576
JAKKS Pacific, Inc.	5,900	122,602
Johnson Outdoors, Inc. Class A	3,386	102,494
†Latham Group, Inc.	29,900	190,762
†Malibu Boats, Inc. Class A	14,600	457,564
Marine Products Corp.	6,436	54,771
†MasterCraft Boat Holdings, Inc.	12,200	226,676
†Outdoor Holding Co.	68,100	87,168
†Peloton Interactive, Inc. Class A	282,600	1,961,244
Polaris, Inc.	40,900	1,662,585
Smith & Wesson Brands, Inc.	33,032	286,718
Sturm Ruger & Co., Inc.	12,314	442,073
†Topgolf Callaway Brands Corp.	107,027	861,567
		8,384,353
Life Sciences Tools & Services–0.38%
†10X Genomics, Inc. Class A	81,000	937,980
†Adaptive Biotechnologies Corp.	114,600	1,335,090
†Azenta, Inc.	31,300	963,414
†BioLife Solutions, Inc.	27,400	590,196
†Codexis, Inc.	59,000	143,960
†CryoPort, Inc.	33,000	246,180
†Cytek Biosciences, Inc.	89,200	303,280
†Fortrea Holdings, Inc.	70,400	347,776
†Lifecore Biomedical, Inc.	19,300	156,716
†Maravai LifeSciences Holdings, Inc. Class A	81,900	197,379
†MaxCyte, Inc.	77,600	169,168
Mesa Laboratories, Inc.	3,830	360,863
†Niagen Bioscience, Inc.	37,500	540,375
†OmniAb, Inc.	68,489	119,171
†Pacific Biosciences of California, Inc.	210,398	260,893
†Personalis, Inc.	38,800	254,528
†Quanterix Corp.	26,600	176,890
†Quantum-Si, Inc.	91,700	179,732
†Standard BioTools, Inc.	218,800	262,560
		7,546,151
Machinery–3.79%
†3D Systems Corp.	94,522	145,564
†AirJoule Technologies Corp.	17,100	79,173
Alamo Group, Inc.	7,735	1,689,169
Albany International Corp. Class A	23,643	1,658,084
Astec Industries, Inc.	17,169	715,776
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Atmus Filtration Technologies, Inc.	63,400	$2,309,028
†Blue Bird Corp.	24,392	1,052,759
†Chart Industries, Inc.	34,674	5,709,074
Columbus McKinnon Corp.	21,508	328,427
Douglas Dynamics, Inc.	16,949	499,487
Eastern Co.	3,900	88,998
†Energy Recovery, Inc.	42,900	548,262
Enerpac Tool Group Corp.	41,214	1,671,640
Enpro, Inc.	15,909	3,047,369
ESCO Technologies, Inc.	19,638	3,767,943
Federal Signal Corp.	45,507	4,842,855
Franklin Electric Co., Inc.	30,640	2,749,634
†Gencor Industries, Inc.	7,900	110,600
Gorman-Rupp Co.	15,682	575,843
†Graham Corp.	7,600	376,276
Greenbrier Cos., Inc.	23,201	1,068,406
Helios Technologies, Inc.	25,228	841,858
Hillenbrand, Inc.	52,932	1,062,345
†Hillman Solutions Corp.	148,000	1,056,720
Hyster-Yale, Inc.	8,566	340,755
JBT Marel Corp.	39,992	4,809,438
Kadant, Inc.	8,899	2,824,987
Kennametal, Inc.	58,600	1,345,456
†L.B. Foster Co. Class A	6,500	142,155
Lindsay Corp.	8,207	1,183,860
Luxfer Holdings PLC	20,300	247,254
†Manitowoc Co., Inc.	25,975	312,219
†Mayville Engineering Co., Inc.	9,900	158,004
†Microvast Holdings, Inc.	153,000	555,390
Miller Industries, Inc.	8,246	366,617
Mueller Water Products, Inc. Class A	117,327	2,820,541
Omega Flex, Inc.	2,789	90,308
†Palladyne AI Corp.	19,900	172,334
Park-Ohio Holdings Corp.	7,200	128,592
†Proto Labs, Inc.	18,543	742,462
REV Group, Inc.	38,700	1,841,733
†Richtech Robotics, Inc. Class B	54,400	106,080
Shyft Group, Inc.	25,616	321,225
†SPX Technologies, Inc.	34,900	5,852,032
Standex International Corp.	8,754	1,369,826
Tennant Co.	14,281	1,106,492
Terex Corp.	50,400	2,353,176
†Titan International, Inc.	38,500	395,395
Trinity Industries, Inc.	62,000	1,674,620
Wabash National Corp.	32,140	341,648
Watts Water Technologies, Inc. Class A	20,994	5,162,215
Worthington Enterprises, Inc.	23,708	1,508,777
		74,268,881
LVIP SSGA Small-Cap Index Fund-16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation–0.24%
†Costamare Bulkers Holdings Ltd.	6,280	$54,448
Costamare, Inc.	32,600	296,986
Genco Shipping & Trading Ltd.	32,100	419,547
Golden Ocean Group Ltd.	91,800	671,976
†Himalaya Shipping Ltd.	22,800	131,556
Matson, Inc.	24,800	2,761,480
Pangaea Logistics Solutions Ltd.	27,700	130,190
Safe Bulkers, Inc.	46,200	166,782
		4,632,965
Media–0.79%
†Advantage Solutions, Inc.	77,700	102,564
†Altice USA, Inc. Class A	201,400	430,996
†AMC Networks, Inc. Class A	23,100	144,837
†Boston Omaha Corp. Class A	18,900	265,356
Cable One, Inc.	4,300	583,983
†EchoStar Corp. Class A	103,900	2,878,030
Emerald Holding, Inc.	11,500	55,775
Entravision Communications Corp. Class A	47,030	109,110
†EW Scripps Co. Class A	46,266	136,022
†Gambling.com Group Ltd.	12,500	148,625
†Gannett Co., Inc.	105,224	376,702
Gray Media, Inc.	65,618	297,250
†Ibotta, Inc. Class A	11,700	428,220
†iHeartMedia, Inc. Class A	77,000	135,520
†Integral Ad Science Holding Corp.	54,600	453,726
John Wiley & Sons, Inc. Class A	31,600	1,410,308
†Magnite, Inc.	107,242	2,586,677
National CineMedia, Inc.	52,100	252,424
†Newsmax, Inc.	6,000	90,780
†Nexxen International Ltd.	29,200	303,972
†PubMatic, Inc. Class A	29,800	370,712
Scholastic Corp.	17,491	366,961
Sinclair, Inc.	29,800	411,836
†Stagwell, Inc.	89,000	400,500
†TechTarget, Inc.	19,198	149,168
TEGNA, Inc.	122,094	2,046,295
†Thryv Holdings, Inc.	28,400	345,344
†WideOpenWest, Inc.	38,694	157,098
		15,438,791
Metals & Mining–1.47%
†Alpha Metallurgical Resources, Inc.	9,000	1,012,320
†American Battery Technology Co.	64,300	104,166
†Ascent Industries Co.	6,300	79,443
Caledonia Mining Corp. PLC	12,000	231,840
†Century Aluminum Co.	39,858	718,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining, Inc.	490,586	$4,346,592
Commercial Metals Co.	86,300	4,220,933
†Compass Minerals International, Inc.	26,000	522,340
†Constellium SE	109,100	1,451,030
†Contango ORE, Inc.	7,600	148,048
†Critical Metals Corp.	5,800	20,764
†Dakota Gold Corp.	51,300	189,297
Ferroglobe PLC	92,300	338,741
Friedman Industries, Inc.	5,300	87,768
Hecla Mining Co.	452,176	2,708,534
†Idaho Strategic Resources, Inc.	9,800	128,184
†Ivanhoe Electric, Inc.	63,700	577,759
Kaiser Aluminum Corp.	12,122	968,548
†Lifezone Metals Ltd.	26,200	107,944
†MAC Copper Ltd. Class A	54,800	662,532
Materion Corp.	15,484	1,228,965
†Metallus, Inc.	31,000	477,710
†NioCorp Developments Ltd.	40,800	95,064
†Novagold Resources, Inc.	185,100	757,059
Olympic Steel, Inc.	7,406	241,361
†Perpetua Resources Corp.	31,400	381,196
†Piedmont Lithium, Inc.	14,000	81,480
Radius Recycling, Inc.	19,701	584,923
Ramaco Resources, Inc. Class A	27,500	361,350
Ryerson Holding Corp.	20,125	434,096
†SSR Mining, Inc.	153,900	1,960,686
SunCoke Energy, Inc.	62,544	537,253
†Tredegar Corp.	20,230	178,024
†U.S. Antimony Corp.	71,200	155,216
†U.S. Gold Corp.	8,700	106,140
Vox Royalty Corp.	31,600	99,856
Warrior Met Coal, Inc.	39,300	1,801,119
Worthington Steel, Inc.	24,708	737,040
		28,843,562
Mortgage Real Estate Investment Trusts (REITs)–0.92%
†ACRES Commercial Realty Corp.	4,900	87,906
Advanced Flower Capital, Inc.	14,200	63,616
AG Mortgage Investment Trust, Inc.	22,400	169,120
Angel Oak Mortgage REIT, Inc.	9,300	87,606
Apollo Commercial Real Estate Finance, Inc.	104,881	1,015,248
Arbor Realty Trust, Inc.	146,300	1,565,410
ARES Commercial Real Estate Corp.	39,589	188,840
ARMOUR Residential REIT, Inc.	63,270	1,063,569
LVIP SSGA Small-Cap Index Fund-17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc. Class A	131,417	$2,529,777
BrightSpire Capital, Inc.	98,200	495,910
Chicago Atlantic Real Estate Finance, Inc.	13,100	182,876
Chimera Investment Corp.	61,066	846,985
Claros Mortgage Trust, Inc.	63,100	179,835
Dynex Capital, Inc.	80,943	989,123
Ellington Financial, Inc.	66,400	862,536
Franklin BSP Realty Trust, Inc.	61,930	662,032
Invesco Mortgage Capital, Inc.	45,553	357,135
KKR Real Estate Finance Trust, Inc.	44,800	392,896
Ladder Capital Corp.	85,589	920,082
Lument Finance Trust, Inc.	36,200	80,002
MFA Financial, Inc.	77,250	730,785
New York Mortgage Trust, Inc.	69,045	462,601
Nexpoint Real Estate Finance, Inc.	6,300	86,877
Orchid Island Capital, Inc.	82,960	581,550
PennyMac Mortgage Investment Trust	65,821	846,458
Ready Capital Corp.	122,872	536,951
Redwood Trust, Inc.	100,025	591,148
Rithm Property Trust, Inc.	33,300	89,910
Seven Hills Realty Trust	10,000	120,700
Sunrise Realty Trust, Inc.	8,100	85,860
TPG RE Finance Trust, Inc.	52,800	407,616
Two Harbors Investment Corp.	78,300	843,291
		18,124,251
Multi-Utilities–0.43%
Avista Corp.	61,726	2,342,502
Black Hills Corp.	55,673	3,123,255
Northwestern Energy Group, Inc.	46,606	2,390,888
Unitil Corp.	12,041	627,938
		8,484,583
Office REITs–0.72%
Brandywine Realty Trust	129,100	553,839
City Office REIT, Inc.	29,700	158,598
COPT Defense Properties	87,300	2,407,734
Douglas Emmett, Inc.	122,400	1,840,896
Easterly Government Properties, Inc.	30,200	670,440
Empire State Realty Trust, Inc. Class A	103,300	835,697
Franklin Street Properties Corp.	76,200	124,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
†Hudson Pacific Properties, Inc.	245,600	$672,944
JBG SMITH Properties	61,500	1,063,950
†NET Lease Office Properties	11,000	358,050
†Paramount Group, Inc.	140,100	854,610
Peakstone Realty Trust	27,600	364,596
Piedmont Realty Trust, Inc. Class A	93,200	679,428
Postal Realty Trust, Inc. Class A	17,000	250,410
SL Green Realty Corp.	54,300	3,361,170
		14,197,330
Oil, Gas & Consumable Fuels–3.11%
Ardmore Shipping Corp.	31,400	301,440
Berry Corp.	55,971	155,040
†BKV Corp.	11,000	265,320
California Resources Corp.	53,000	2,420,510
†Calumet, Inc.	53,000	835,015
†Centrus Energy Corp. Class A	11,324	2,074,330
†Clean Energy Fuels Corp.	126,595	246,860
†CNX Resources Corp.	110,600	3,725,008
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	56,800	1,571,656
Core Natural Resources, Inc.	39,772	2,773,699
Crescent Energy Co. Class A	137,305	1,180,823
CVR Energy, Inc.	25,800	692,730
Delek U.S. Holdings, Inc.	47,462	1,005,245
DHT Holdings, Inc.	102,100	1,103,701
Diversified Energy Co. PLC	42,300	620,541
Dorian LPG Ltd.	27,436	668,890
†Empire Petroleum Corp.	12,500	66,000
†Encore Energy Corp.	136,200	389,532
†Energy Fuels, Inc.	159,900	919,425
Epsilon Energy Ltd.	15,100	111,438
Evolution Petroleum Corp.	24,100	113,270
Excelerate Energy, Inc. Class A	17,700	518,964
FLEX LNG Ltd.	23,100	507,738
FutureFuel Corp.	19,108	74,139
†Gevo, Inc.	179,300	236,676
Golar LNG Ltd.	76,601	3,155,195
Granite Ridge Resources, Inc.	39,000	248,430
†Green Plains, Inc.	47,293	285,177
†Gulfport Energy Corp.	11,700	2,353,689
†Hallador Energy Co.	23,900	378,337
HighPeak Energy, Inc.	11,400	111,720
†Infinity Natural Resources, Inc. Class A	9,300	170,283
International Seaways, Inc.	30,536	1,113,953
Kinetik Holdings, Inc.	33,942	1,495,145
†Kolibri Global Energy, Inc.	27,400	187,690
†Kosmos Energy Ltd.	352,900	606,988
LVIP SSGA Small-Cap Index Fund-18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Lightbridge Corp.	14,600	$195,202
Magnolia Oil & Gas Corp. Class A	142,700	3,207,896
Murphy Oil Corp.	104,900	2,360,250
NACCO Industries, Inc. Class A	2,900	128,499
Navigator Holdings Ltd.	25,200	356,580
New Fortress Energy, Inc.	130,700	433,924
†NextDecade Corp.	102,700	915,057
Nordic American Tankers Ltd.	155,698	409,486
Northern Oil & Gas, Inc.	74,200	2,103,570
†Par Pacific Holdings, Inc.	41,035	1,088,659
PBF Energy, Inc. Class A	64,300	1,393,381
Peabody Energy Corp.	92,012	1,234,801
†Prairie Operating Co.	3,300	9,884
†PrimeEnergy Resources Corp.	500	73,190
†REX American Resources Corp.	11,550	562,600
Riley Exploration Permian, Inc.	8,400	220,332
†Sable Offshore Corp.	52,500	1,153,950
SandRidge Energy, Inc.	24,400	264,008
Scorpio Tankers, Inc.	33,522	1,311,716
SFL Corp. Ltd.	98,442	820,022
Sitio Royalties Corp. Class A	60,121	1,105,024
SM Energy Co.	86,600	2,139,886
†Summit Midstream Corp.	7,700	188,881
†Talos Energy, Inc.	92,500	784,400
Teekay Corp. Ltd.	42,000	346,500
Teekay Tankers Ltd. Class A	18,200	759,304
†Uranium Energy Corp.	326,200	2,218,160
VAALCO Energy, Inc.	77,300	279,053
†Verde Clean Fuels, Inc.	1,012	3,481
†Vital Energy, Inc.	21,200	341,108
Vitesse Energy, Inc.	22,700	501,443
W&T Offshore, Inc.	75,836	125,129
World Kinect Corp.	43,000	1,219,050
		60,939,023
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	12,051	328,269
†Magnera Corp.	25,700	310,456
Sylvamo Corp.	26,200	1,312,620
		1,951,345
Passenger Airlines–0.48%
†Allegiant Travel Co.	11,684	642,036
†Blade Air Mobility, Inc.	44,600	179,738
†Frontier Group Holdings, Inc.	65,600	238,128
†JetBlue Airways Corp.	235,300	995,319
†Joby Aviation, Inc.	353,600	3,730,480
†SkyWest, Inc.	30,992	3,191,246
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†Spirit Aviation Holdings, Inc.	12,900	$64,371
†Sun Country Airlines Holdings, Inc.	39,400	462,950
		9,504,268
Personal Care Products–0.25%
†Beauty Health Co.	59,200	113,072
Edgewell Personal Care Co.	36,300	849,783
†Herbalife Ltd.	75,800	653,396
†Honest Co., Inc.	61,900	315,071
Interparfums, Inc.	13,793	1,811,159
Lifevantage Corp.	8,300	108,564
†Medifast, Inc.	7,687	108,002
†Nature's Sunshine Products, Inc.	9,740	144,054
Nu Skin Enterprises, Inc. Class A	37,700	301,223
†Olaplex Holdings, Inc.	100,000	140,000
†USANA Health Sciences, Inc.	8,605	262,711
†Waldencast PLC Class A	19,600	48,020
		4,855,055
Pharmaceuticals–1.59%
†Aardvark Therapeutics, Inc.	4,500	60,840
†Aclaris Therapeutics, Inc.	71,200	101,104
†Alumis, Inc.	44,243	132,729
†Amneal Pharmaceuticals, Inc.	120,802	977,288
†Amphastar Pharmaceuticals, Inc.	28,400	652,064
†Amylyx Pharmaceuticals, Inc.	53,500	342,935
†ANI Pharmaceuticals, Inc.	13,900	906,975
†Aquestive Therapeutics, Inc.	55,100	182,381
†Arvinas, Inc.	49,200	362,112
†Atea Pharmaceuticals, Inc.	57,600	207,360
†Avadel Pharmaceuticals PLC	70,200	621,270
†Axsome Therapeutics, Inc.	31,000	3,236,090
†BioAge Labs, Inc.	8,900	36,757
†Biote Corp. Class A	21,500	86,430
†Collegium Pharmaceutical, Inc.	24,200	715,594
†CorMedix, Inc.	49,400	608,608
†Edgewise Therapeutics, Inc.	55,500	727,605
†Enliven Therapeutics, Inc.	27,300	547,638
†Esperion Therapeutics, Inc.	140,100	137,914
†Eton Pharmaceuticals, Inc.	19,800	282,150
†Evolus, Inc.	42,100	387,741
†EyePoint Pharmaceuticals, Inc.	49,000	461,090
†Fulcrum Therapeutics, Inc.	40,900	281,392
†Harmony Biosciences Holdings, Inc.	33,600	1,061,760
†Harrow, Inc.	23,200	708,528
†Indivior PLC	93,000	1,370,820
LVIP SSGA Small-Cap Index Fund-19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Innoviva, Inc.	48,300	$970,347
†Journey Medical Corp.	9,700	69,646
†LENZ Therapeutics, Inc.	13,685	401,107
†Ligand Pharmaceuticals, Inc.	14,657	1,666,208
†Liquidia Corp.	47,800	595,588
†Maze Therapeutics, Inc.	6,900	84,663
†MBX Biosciences, Inc.	13,300	151,753
†MediWound Ltd.	7,100	137,527
†Mind Medicine MindMed, Inc.	55,400	359,546
†Nuvation Bio, Inc.	192,500	375,375
†Ocular Therapeutix, Inc.	119,200	1,106,176
†Omeros Corp.	40,900	122,700
†Pacira BioSciences, Inc.	34,575	826,343
†Phathom Pharmaceuticals, Inc.	30,100	288,659
Phibro Animal Health Corp. Class A	15,600	398,424
†Prestige Consumer Healthcare, Inc.	37,555	2,998,767
†Rapport Therapeutics, Inc.	12,900	146,673
†scPharmaceuticals, Inc.	28,800	109,728
†Septerna, Inc.	14,400	152,208
SIGA Technologies, Inc.	35,288	230,078
†Supernus Pharmaceuticals, Inc.	41,390	1,304,613
†Tarsus Pharmaceuticals, Inc.	29,700	1,203,147
†Terns Pharmaceuticals, Inc.	53,600	199,928
†Theravance Biopharma, Inc.	28,600	315,458
†Third Harmonic Bio, Inc.	15,500	84,165
†Trevi Therapeutics, Inc.	55,500	303,585
†Tvardi Therapeutics, Inc.	2,700	62,991
†WaVe Life Sciences Ltd.	86,200	560,300
†Xeris Biopharma Holdings, Inc.	106,700	498,289
†Zevra Therapeutics, Inc.	40,500	356,805
		31,277,972
Professional Services–2.03%
†Acuren Corp.	79,500	877,680
Alight, Inc. Class A	330,600	1,871,196
†Asure Software, Inc.	18,600	181,536
Barrett Business Services, Inc.	19,228	801,615
†BlackSky Technology, Inc.	19,462	400,528
†CBIZ, Inc.	40,146	2,878,870
†Conduent, Inc.	119,500	315,480
CRA International, Inc.	4,951	927,669
CSG Systems International, Inc.	21,788	1,422,974
Exponent, Inc.	38,185	2,852,801
†First Advantage Corp.	60,818	1,010,187
†Forrester Research, Inc.	8,333	82,497
†Franklin Covey Co.	8,480	193,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	15,264	$698,481
HireQuest, Inc.	4,300	43,043
†Huron Consulting Group, Inc.	13,278	1,826,256
†IBEX Holdings Ltd.	6,459	187,957
ICF International, Inc.	14,051	1,190,260
†Innodata, Inc.	23,300	1,193,426
Insperity, Inc.	27,067	1,627,268
Kelly Services, Inc. Class A	23,477	274,916
Kforce, Inc.	13,638	560,931
Korn Ferry	38,845	2,848,504
†Legalzoom.com, Inc.	95,600	851,796
Maximus, Inc.	43,174	3,030,815
†Mistras Group, Inc.	15,000	120,150
†NV5 Global, Inc.	43,300	999,797
†Planet Labs PBC	165,200	1,007,720
†RCM Technologies, Inc.	3,900	91,923
†Resolute Holdings Management, Inc.	1,725	54,976
Resources Connection, Inc.	24,989	134,191
†Spire Global, Inc.	17,300	205,870
TriNet Group, Inc.	24,222	1,771,597
†TrueBlue, Inc.	21,000	136,080
†TTEC Holdings, Inc.	14,560	70,033
†Upwork, Inc.	93,800	1,260,672
†Verra Mobility Corp.	124,400	3,158,516
†Willdan Group, Inc.	10,700	668,857
†WNS Holdings Ltd.	32,500	2,055,300
		39,885,881
Real Estate Management & Development–0.54%
†American Realty Investors, Inc.	1,300	18,356
†Anywhere Real Estate, Inc.	72,797	263,525
†Compass, Inc. Class A	349,300	2,193,604
†Cushman & Wakefield PLC	173,580	1,921,531
†Douglas Elliman, Inc.	57,300	132,936
eXp World Holdings, Inc.	61,900	563,290
†Forestar Group, Inc.	14,405	288,100
†FRP Holdings, Inc.	10,044	270,083
Kennedy-Wilson Holdings, Inc.	85,853	583,800
Marcus & Millichap, Inc.	17,500	537,425
†Maui Land & Pineapple Co., Inc.	5,600	101,864
Newmark Group, Inc. Class A	104,600	1,270,890
†RE/MAX Holdings, Inc. Class A	14,098	115,322
†Real Brokerage, Inc.	75,300	339,603
RMR Group, Inc. Class A	11,668	190,772
†Seaport Entertainment Group, Inc.	5,900	110,566
St. Joe Co.	29,168	1,391,314
†Stratus Properties, Inc.	4,200	79,296
LVIP SSGA Small-Cap Index Fund-20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Tejon Ranch Co.	15,718	$266,577
†Transcontinental Realty Investors, Inc.	900	38,349
		10,677,203
Residential REITs–0.43%
Apartment Investment & Management Co. Class A	104,900	907,385
BRT Apartments Corp.	8,900	139,196
Centerspace	12,546	755,144
Clipper Realty, Inc.	9,600	35,232
Elme Communities	66,575	1,058,542
Independence Realty Trust, Inc.	178,224	3,152,783
NexPoint Residential Trust, Inc.	16,900	563,108
UMH Properties, Inc.	59,967	1,006,846
Veris Residential, Inc.	59,200	881,488
		8,499,724
Retail REITs–1.23%
Acadia Realty Trust	101,215	1,879,563
Alexander's, Inc.	1,676	377,636
CBL & Associates Properties, Inc.	16,400	416,396
Curbline Properties Corp.	74,650	1,704,260
FrontView REIT, Inc.	10,500	126,000
Getty Realty Corp.	38,164	1,054,853
InvenTrust Properties Corp.	58,375	1,599,475
Kite Realty Group Trust	169,185	3,832,040
Macerich Co.	194,603	3,148,677
NETSTREIT Corp.	62,100	1,051,353
Phillips Edison & Co., Inc.	96,800	3,390,904
Saul Centers, Inc.	9,466	323,169
SITE Centers Corp.	36,175	409,139
Tanger, Inc.	85,700	2,620,706
Urban Edge Properties	95,500	1,782,030
Whitestone REIT	37,071	462,646
		24,178,847
Semiconductors & Semiconductor Equipment–2.73%
†ACM Research, Inc. Class A	38,800	1,004,920
†Aehr Test Systems	21,400	276,702
†Aeluma, Inc.	7,500	122,775
†Alpha & Omega Semiconductor Ltd.	17,871	458,570
†Ambarella, Inc.	31,192	2,060,699
†Atomera, Inc.	23,000	115,920
†Axcelis Technologies, Inc.	24,533	1,709,705
†CEVA, Inc.	17,317	380,628
†Cohu, Inc.	34,213	658,258
†Credo Technology Group Holding Ltd.	112,200	10,388,598
†Diodes, Inc.	34,365	1,817,565
†FormFactor, Inc.	58,631	2,017,493
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ichor Holdings Ltd.	25,000	$491,000
†Impinj, Inc.	19,900	2,210,293
†indie Semiconductor, Inc. Class A	149,200	531,152
†Kopin Corp.	116,200	177,786
Kulicke & Soffa Industries, Inc.	39,300	1,359,780
†MaxLinear, Inc.	60,234	855,925
†Navitas Semiconductor Corp.	97,300	637,315
NVE Corp.	3,600	264,996
†PDF Solutions, Inc.	23,257	497,235
†Penguin Solutions, Inc.	39,002	772,629
†Photronics, Inc.	46,660	878,608
Power Integrations, Inc.	42,912	2,398,781
†Rambus, Inc.	82,686	5,293,558
†Rigetti Computing, Inc.	216,900	2,572,434
†Semtech Corp.	66,823	3,016,390
†Silicon Laboratories, Inc.	24,686	3,637,729
†SiTime Corp.	15,100	3,217,508
†SkyWater Technology, Inc.	20,800	204,672
†Synaptics, Inc.	29,952	1,941,489
†Ultra Clean Holdings, Inc.	33,529	756,749
†Veeco Instruments, Inc.	41,935	852,119
†Wolfspeed, Inc.	124,500	49,650
		53,629,631
Software–6.42%
†8x8, Inc.	94,905	186,014
A10 Networks, Inc.	56,638	1,095,945
†ACI Worldwide, Inc.	79,878	3,667,199
Adeia, Inc.	82,316	1,163,948
†Agilysys, Inc.	19,804	2,270,331
†Airship AI Holdings, Inc.	7,100	41,819
†Alarm.com Holdings, Inc.	35,800	2,025,206
†Alkami Technology, Inc.	52,300	1,576,322
†Amplitude, Inc. Class A	66,900	829,560
†Appian Corp. Class A	30,500	910,730
†Arteris, Inc.	22,000	209,660
†Asana, Inc. Class A	71,700	967,950
†AudioEye, Inc.	6,600	76,890
†AvePoint, Inc.	101,900	1,967,689
†Bit Digital, Inc.	140,000	306,600
†Bitdeer Technologies Group Class A	69,000	792,120
†Blackbaud, Inc.	29,771	1,911,596
†BlackLine, Inc.	40,383	2,286,485
†Blend Labs, Inc. Class A	182,000	600,600
†Box, Inc. Class A	106,700	3,645,939
†Braze, Inc. Class A	58,500	1,643,850
†C3.ai, Inc. Class A	92,800	2,280,096
†Cerence, Inc.	31,700	323,657
†Cipher Mining, Inc.	203,700	973,686
†Cleanspark, Inc.	209,000	2,305,270
Clear Secure, Inc. Class A	66,800	1,854,368
LVIP SSGA Small-Cap Index Fund-21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Clearwater Analytics Holdings, Inc. Class A	189,039	$4,145,625
†Commvault Systems, Inc.	33,902	5,910,136
†Consensus Cloud Solutions, Inc.	13,795	318,113
†Core Scientific, Inc.	211,500	3,610,305
†CoreCard Corp.	4,400	127,468
†CS Disco, Inc.	23,100	100,947
†Daily Journal Corp.	1,050	443,362
†Digimarc Corp.	11,258	148,718
†Digital Turbine, Inc.	73,300	432,470
†Domo, Inc. Class B	26,400	368,808
†D-Wave Quantum, Inc.	220,700	3,231,048
†E2open Parent Holdings, Inc.	154,100	497,743
†eGain Corp.	12,600	78,750
†EverCommerce, Inc.	15,700	164,850
†Expensify, Inc. Class A	46,900	121,471
†Five9, Inc.	58,600	1,551,728
†Freshworks, Inc. Class A	156,500	2,333,415
†Hut 8 Corp.	72,300	1,344,780
†I3 Verticals, Inc. Class A	17,191	472,409
†Intapp, Inc.	42,500	2,193,850
InterDigital, Inc.	19,888	4,459,486
†Jamf Holding Corp.	62,800	597,228
†Kaltura, Inc.	74,700	150,147
†Life360, Inc.	12,400	809,100
†LiveRamp Holdings, Inc.	48,572	1,604,819
†MARA Holdings, Inc.	265,800	4,167,744
†Mercurity Fintech Holding, Inc.	25,200	97,020
†Meridianlink, Inc.	24,500	397,635
†Mitek Systems, Inc.	33,600	332,640
†N-able, Inc.	54,200	439,020
†NCR Voyix Corp.	109,600	1,285,608
†NextNav, Inc.	67,600	1,027,520
†Olo, Inc. Class A	88,700	789,430
†ON24, Inc.	19,900	108,057
OneSpan, Inc.	28,857	481,623
†Ooma, Inc.	18,694	241,153
†Pagaya Technologies Ltd. Class A	32,300	688,636
†PagerDuty, Inc.	65,300	997,784
†Porch Group, Inc.	59,900	706,221
Progress Software Corp.	32,600	2,081,184
†PROS Holdings, Inc.	34,537	540,849
†Q2 Holdings, Inc.	47,700	4,464,243
†Qualys, Inc.	28,125	4,018,219
†Rapid7, Inc.	47,300	1,094,049
Red Violet, Inc.	8,300	408,360
ReposiTrak, Inc.	8,900	174,885
†Rezolve AI PLC	70,500	216,788
†Rimini Street, Inc.	41,416	156,138
†Riot Platforms, Inc.	253,300	2,862,290
Sapiens International Corp. NV	23,200	678,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SEMrush Holdings, Inc. Class A	35,500	$321,275
†Silvaco Group, Inc.	4,400	20,768
†SoundHound AI, Inc. Class A	280,600	3,010,838
†SoundThinking, Inc.	7,700	100,524
†Sprinklr, Inc. Class A	88,000	744,480
†Sprout Social, Inc. Class A	37,900	792,489
†SPS Commerce, Inc.	29,202	3,974,100
†Telos Corp.	39,100	123,947
†Tenable Holdings, Inc.	90,100	3,043,578
†Terawulf, Inc.	202,900	888,702
†Varonis Systems, Inc.	83,521	4,238,691
†Verint Systems, Inc.	46,256	909,856
†Vertex, Inc. Class A	49,900	1,763,216
†Viant Technology, Inc. Class A	11,600	153,468
†Weave Communications, Inc.	45,000	374,400
†WM Technology, Inc.	65,800	58,957
†Workiva, Inc.	38,600	2,642,170
†Xperi, Inc.	33,906	268,196
†Yext, Inc.	79,500	675,750
†Zeta Global Holdings Corp. Class A	144,200	2,233,658
		125,925,065
Specialized REITs–0.46%
Farmland Partners, Inc.	32,600	375,226
Four Corners Property Trust, Inc.	76,500	2,058,615
Gladstone Land Corp.	25,200	256,284
Outfront Media, Inc.	109,543	1,787,742
PotlatchDeltic Corp.	59,515	2,283,590
Safehold, Inc.	43,134	671,165
Smartstop Self Storage REIT, Inc.	21,700	786,191
†Uniti Group, Inc.	183,300	791,856
		9,010,669
Specialty Retail–2.27%
†1-800-Flowers.com, Inc. Class A	17,864	87,891
†Abercrombie & Fitch Co. Class A	37,500	3,106,875
Academy Sports & Outdoors, Inc.	51,500	2,307,715
Advance Auto Parts, Inc.	46,000	2,138,540
American Eagle Outfitters, Inc.	133,718	1,286,367
†America's Car-Mart, Inc.	5,485	307,379
†Arhaus, Inc.	38,000	329,460
Arko Corp.	59,700	252,531
†Asbury Automotive Group, Inc.	14,944	3,564,742
†BARK, Inc.	97,400	85,663
LVIP SSGA Small-Cap Index Fund-22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Barnes & Noble Education, Inc.	11,700	$137,709
†Beyond, Inc.	34,597	238,027
†Boot Barn Holdings, Inc.	23,618	3,589,936
Buckle, Inc.	23,408	1,061,553
Build-A-Bear Workshop, Inc.	9,400	484,664
Caleres, Inc.	24,651	301,235
Camping World Holdings, Inc. Class A	46,300	795,897
†Citi Trends, Inc.	4,700	156,933
Designer Brands, Inc. Class A	27,000	64,260
†EVgo, Inc.	92,900	339,085
†Foot Locker, Inc.	65,600	1,607,200
†Genesco, Inc.	7,932	156,181
Group 1 Automotive, Inc.	9,935	4,338,714
Haverty Furniture Cos., Inc.	11,014	224,135
J Jill, Inc.	4,400	64,416
†Lands' End, Inc.	9,800	104,958
†MarineMax, Inc.	16,540	415,816
Monro, Inc.	22,149	330,241
†National Vision Holdings, Inc.	58,600	1,348,386
†ODP Corp.	22,110	400,854
†OneWater Marine, Inc. Class A	8,600	115,154
†Petco Health & Wellness Co., Inc.	64,200	181,686
†RealReal, Inc.	75,300	360,687
†Revolve Group, Inc.	29,000	581,450
†Sally Beauty Holdings, Inc.	77,400	716,724
Shoe Carnival, Inc.	13,242	247,758
Signet Jewelers Ltd.	31,576	2,511,871
†Sleep Number Corp.	15,846	107,040
Sonic Automotive, Inc. Class A	11,231	897,694
†Stitch Fix, Inc. Class A	76,700	283,790
†ThredUp, Inc. Class A	70,000	524,300
†Tile Shop Holdings, Inc.	22,000	139,920
†Torrid Holdings, Inc.	16,000	47,200
Upbound Group, Inc.	40,410	1,014,291
†Urban Outfitters, Inc.	47,900	3,474,666
†Victoria's Secret & Co.	59,100	1,094,532
†Warby Parker, Inc. Class A	75,300	1,651,329
Winmark Corp.	2,187	825,833
†Zumiez, Inc.	12,023	159,425
		44,562,713
Technology Hardware, Storage & Peripherals–0.64%
†CompoSecure, Inc. Class A	33,800	476,242
†Corsair Gaming, Inc.	33,900	319,677
†CPI Card Group, Inc.	3,600	85,392
†Diebold Nixdorf, Inc.	19,000	1,052,600
†Eastman Kodak Co.	44,900	253,685
Immersion Corp.	23,200	182,816
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†IonQ, Inc.	181,700	$7,807,649
†Quantum Computing, Inc.	88,400	1,694,628
†Turtle Beach Corp.	12,200	168,726
Xerox Holdings Corp.	86,900	457,963
		12,499,378
Textiles, Apparel & Luxury Goods–0.57%
†Capri Holdings Ltd.	89,200	1,578,840
Carter's, Inc.	27,300	822,549
Ermenegildo Zegna NV	47,600	406,980
†Figs, Inc. Class A	68,200	384,648
†G-III Apparel Group Ltd.	29,596	662,950
†Hanesbrands, Inc.	266,000	1,218,280
Kontoor Brands, Inc.	41,600	2,744,352
Lakeland Industries, Inc.	7,200	97,992
Movado Group, Inc.	11,480	175,070
Oxford Industries, Inc.	11,266	453,457
Rocky Brands, Inc.	5,600	124,264
Steven Madden Ltd.	53,701	1,287,750
Superior Group of Cos., Inc.	9,300	95,790
Wolverine World Wide, Inc.	59,771	1,080,660
		11,133,582
Tobacco–0.11%
†Ispire Technology, Inc.	15,200	38,912
Turning Point Brands, Inc.	12,925	979,327
Universal Corp.	18,242	1,062,414
		2,080,653
Trading Companies & Distributors–1.32%
Alta Equipment Group, Inc.	19,190	121,281
†BlueLinx Holdings, Inc.	6,200	461,156
Boise Cascade Co.	29,046	2,521,774
†Custom Truck One Source, Inc.	36,800	181,792
†Distribution Solutions Group, Inc.	7,996	219,650
†DNOW, Inc.	79,432	1,177,976
†DXP Enterprises, Inc.	9,943	871,504
EVI Industries, Inc.	5,100	111,333
GATX Corp.	27,500	4,222,900
Global Industrial Co.	10,358	279,770
†GMS, Inc.	29,500	3,208,125
Herc Holdings, Inc.	25,037	3,297,122
†Hudson Technologies, Inc.	34,100	276,892
Karat Packaging, Inc.	5,100	143,616
McGrath RentCorp	18,440	2,138,302
†MRC Global, Inc.	63,900	876,069
†NPK International, Inc.	62,641	533,075
Rush Enterprises, Inc. Class A	54,682	2,823,159
†Titan Machinery, Inc.	15,870	314,385
†Transcat, Inc.	7,000	601,720
LVIP SSGA Small-Cap Index Fund-23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Willis Lease Finance Corp.	2,800	$399,784
†Xometry, Inc. Class A	33,200	1,121,828
		25,903,213
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	16,600	162,182
		162,182
Water Utilities–0.38%
American States Water Co.	29,679	2,275,192
†Cadiz, Inc.	32,901	98,374
California Water Service Group	45,142	2,053,058
Consolidated Water Co. Ltd.	11,400	342,228
Global Water Resources, Inc.	8,783	89,499
H2O America	25,215	1,310,423
Middlesex Water Co.	13,331	722,274
†Pure Cycle Corp.	15,900	170,448
York Water Co.	10,737	339,289
		7,400,785
Wireless Telecommunication Services–0.18%
†Gogo, Inc.	49,500	726,660
Spok Holdings, Inc.	13,900	245,752
Telephone & Data Systems, Inc.	74,600	2,654,268
		3,626,680
Total Common Stock (Cost $1,331,877,775)		1,945,006,444
RIGHTS–0.00%
=†Aduro Biotech, Inc.	15,060	5,723
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Alimera Sciences, Inc.	16,900	$676
=†Chinook Therapeutics, Inc.	47,760	0
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc. expiration date 12/31/28	7,700	34,881
Total Rights (Cost $2,373)		42,845
WARRANTS–0.00%
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	1,754
†Danimer Scientific, Inc. exp 7/15/25 exercise price USD 5.00	25,300	15
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	1,834
=†Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	3,021
Total Warrants (Cost $245,769)		6,624

MONEY MARKET FUND–0.72%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	14,145,130	14,145,130
Total Money Market Fund (Cost $14,145,130)		14,145,130

TOTAL INVESTMENTS–99.85% (Cost $1,346,271,047)	1,959,201,043
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	2,899,739
NET ASSETS APPLICABLE TO 61,075,099 SHARES OUTSTANDING–100.00%	$1,962,100,782
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,415,588,494 / 44,019,778 Shares)	$32.158
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($546,512,288 / 17,055,321 Shares)	$32.044
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,229,377,642
Distributable earnings/(accumulated loss)	732,723,140
TOTAL NET ASSETS	$1,962,100,782

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP SSGA Small-Cap Index Fund-24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)

★Includes $1,184,492 cash collateral held at broker for futures contracts, $18,605 variation margin due from broker on futures contracts,
$441,299 payable for securities purchased, $2,148,957 payable for fund shares redeemed, $70,973 other accrued expenses payable, $643,166 due to manager and affiliates, $96,323 due to custodian, $16,187 payable for audit fee and $46,602 payable for fund accounting fee as of June
30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
128	CME E-mini Russell 2000 Index Futures	$14,026,880	$13,864,252	9/19/25	$162,628	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-25

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$13,770,845
Foreign taxes withheld	(25,429)
13,745,416
EXPENSES:
Management fees	2,957,454
Distribution fees-Service Class	640,111
Shareholder servicing fees	268,019
Accounting and administration expenses	163,262
Index fees	109,670
Professional fees	42,844
Trustees’ fees and expenses	28,614
Reports and statements to shareholders	22,481
Custodian fees	9,617
Pricing fees	8,739
Consulting fees	8,206
Other	23,019
4,282,036
Less:
Management fees waived	(89,042)
Total operating expenses	4,192,994
NET INVESTMENT INCOME	9,552,422
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	59,632,244
Futures contracts	(1,388,173)
Net realized gain	58,244,071
Net change in unrealized appreciation (depreciation) of:
Investments	(103,582,101)
Futures contracts	919,996
Net change in unrealized appreciation (depreciation)	(102,662,105)
NET REALIZED AND UNREALIZED LOSS	(44,418,034)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,865,612)
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,552,422	$18,222,309
Net realized gain	58,244,071	116,712,324
Net change in unrealized appreciation (depreciation)	(102,662,105)	87,010,851
Net increase (decrease) in net assets resulting from operations	(34,865,612)	221,945,484
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(80,315,675)
Service Class	—	(27,649,511)
	—	(107,965,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	126,037,012	118,808,709
Service Class	53,999,668	78,854,279
Reinvestment of dividends and distributions:
Standard Class	—	80,315,675
Service Class	—	27,649,511
	180,036,680	305,628,174
Cost of shares redeemed:
Standard Class	(114,147,816)	(522,230,550)
Service Class	(31,448,284)	(88,043,434)
	(145,596,100)	(610,273,984)
Increase (decrease) in net assets derived from capital share transactions	34,440,580	(304,645,810)
NET DECREASE IN NET ASSETS	(425,032)	(190,665,512)
NET ASSETS:
Beginning of period	1,962,525,814	2,153,191,326
End of period	$1,962,100,782	$1,962,525,814
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-26

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$32.786	$31.106	$27.338	$39.636	$35.910	$31.692
Income (loss) from investment operations:
Net investment income[2]	0.170	0.306	0.332	0.303	0.252	0.218
Net realized and unrealized gain (loss)	(0.798)	3.201	4.124	(8.624)	4.931	5.573
Total from investment operations	(0.628)	3.507	4.456	(8.321)	5.183	5.791
Less dividends and distributions from:
Net investment income	—	(0.596)	(0.371)	(0.358)	(0.343)	(0.316)
Net realized gain	—	(1.231)	(0.317)	(3.619)	(1.114)	(1.257)
Total dividends and distributions	—	(1.827)	(0.688)	(3.977)	(1.457)	(1.573)
Net asset value, end of period	$32.158	$32.786	$31.106	$27.338	$39.636	$35.910
Total return[3]	(1.92% )	11.14%	16.50%	(20.78% )	14.56%	19.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,415,588	$1,429,404	$1,664,375	$1,449,348	$1,994,358	$1,829,548
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	1.11%	0.94%	1.16%	0.94%	0.62%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	0.93%	1.15%	0.93%	0.61%	0.77%
Portfolio turnover	12%	13%	15%	16%	25%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-27

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$32.710	$31.046	$27.292	$39.580	$35.858	$31.665
Income (loss) from investment operations:
Net investment income[2]	0.131	0.224	0.260	0.221	0.150	0.147
Net realized and unrealized gain (loss)	(0.797)	3.187	4.112	(8.609)	4.927	5.547
Total from investment operations	(0.666)	3.411	4.372	(8.388)	5.077	5.694
Less dividends and distributions from:
Net investment income	—	(0.516)	(0.301)	(0.281)	(0.241)	(0.244)
Net realized gain	—	(1.231)	(0.317)	(3.619)	(1.114)	(1.257)
Total dividends and distributions	—	(1.747)	(0.618)	(3.900)	(1.355)	(1.501)
Net asset value, end of period	$32.044	$32.710	$31.046	$27.292	$39.580	$35.858
Total return[3]	(2.05% )	10.87%	16.21%	(20.98% )	14.27%	18.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,512	$533,122	$488,817	$417,135	$551,286	$507,602
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	0.86%	0.69%	0.91%	0.69%	0.37%	0.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.68%	0.90%	0.68%	0.36%	0.52%
Portfolio turnover	12%	13%	15%	16%	25%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-28

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Small-Cap Index Fund-29

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$79,420
Legal	12,105
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Small-Cap Index Fund-30

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,117 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$487,578
Distribution fees payable to LFD	109,707
Printing and mailing fees payable to Lincoln Life	303
Shareholder servicing fees payable to Lincoln Life	45,578
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$264,699,011
Sales	225,431,029
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,346,271,047
Aggregate unrealized appreciation of investments and derivatives	$821,287,172
Aggregate unrealized depreciation of investments and derivatives	(208,194,548)
Net unrealized appreciation of investments and derivatives	$613,092,624
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP SSGA Small-Cap Index Fund-31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$31,735,479	$—	$—	$31,735,479
Air Freight & Logistics	2,119,565	—	—	2,119,565
Automobile Components	23,909,191	—	—	23,909,191
Automobiles	852,037	—	—	852,037
Banks	204,340,593	—	— *	204,340,593
Beverages	2,238,175	—	—	2,238,175
Biotechnology	140,214,203	—	15	140,214,218
Broadline Retail	1,481,924	—	—	1,481,924
Building Products	26,635,220	—	—	26,635,220
Capital Markets	34,359,276	—	—	34,359,276
Chemicals	32,694,863	—	—	32,694,863
Commercial Services & Supplies	36,354,974	—	—	36,354,974
Communications Equipment	14,887,638	—	—	14,887,638
Construction & Engineering	42,167,434	—	—	42,167,434
Construction Materials	4,719,829	—	—	4,719,829
Consumer Finance	22,137,706	—	—	22,137,706
Consumer Staples Distribution & Retail	9,903,279	—	—	9,903,279
Containers & Packaging	5,062,560	—	—	5,062,560
Distributors	788,386	—	—	788,386
Diversified Consumer Services	26,467,455	—	—	26,467,455
Diversified REITs	11,932,372	—	—	11,932,372
Diversified Telecommunication Services	8,564,898	—	—	8,564,898
Electric Utilities	21,457,740	—	—	21,457,740
Electrical Equipment	31,164,908	—	—	31,164,908
Electronic Equipment, Instruments & Components	68,878,067	—	—	68,878,067
Energy Equipment & Services	34,668,273	—	—	34,668,273
Entertainment	10,820,337	—	—	10,820,337
Financial Services	50,499,425	—	—	50,499,425
Food Products	18,407,662	—	—	18,407,662
Gas Utilities	20,920,381	—	—	20,920,381
Ground Transportation	7,176,550	—	—	7,176,550
Health Care Equipment & Supplies	57,168,591	—	— *	57,168,591
Health Care Providers & Services	64,790,389	—	—	64,790,389
Health Care REITs	18,589,453	—	—	18,589,453
Health Care Technology	9,036,651	—	—	9,036,651
Hotel & Resort REITs	12,732,664	—	—	12,732,664
Hotels, Restaurants & Leisure	45,061,782	—	—	45,061,782
Household Durables	34,065,767	—	—	34,065,767
Household Products	6,373,549	—	—	6,373,549
Independent Power and Renewable Electricity Producers	4,022,290	—	—	4,022,290
Industrial Conglomerates	605,280	—	—	605,280
Industrial REITs	8,100,822	—	—	8,100,822
Insurance	46,117,997	—	—	46,117,997
LVIP SSGA Small-Cap Index Fund-32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$13,037,914	$—	$—	$13,037,914
IT Services	10,118,144	—	—	10,118,144
Leisure Products	8,384,353	—	—	8,384,353
Life Sciences Tools & Services	7,546,151	—	—	7,546,151
Machinery	74,268,881	—	—	74,268,881
Marine Transportation	4,632,965	—	—	4,632,965
Media	15,438,791	—	—	15,438,791
Metals & Mining	28,843,562	—	—	28,843,562
Mortgage Real Estate Investment Trusts (REITs)	18,124,251	—	—	18,124,251
Multi-Utilities	8,484,583	—	—	8,484,583
Office REITs	14,197,330	—	—	14,197,330
Oil, Gas & Consumable Fuels	60,939,023	—	— *	60,939,023
Paper & Forest Products	1,951,345	—	—	1,951,345
Passenger Airlines	9,504,268	—	—	9,504,268
Personal Care Products	4,855,055	—	—	4,855,055
Pharmaceuticals	31,277,972	—	—	31,277,972
Professional Services	39,885,881	—	—	39,885,881
Real Estate Management & Development	10,677,203	—	—	10,677,203
Residential REITs	8,499,724	—	—	8,499,724
Retail REITs	24,178,847	—	—	24,178,847
Semiconductors & Semiconductor Equipment	53,629,631	—	—	53,629,631
Software	125,925,065	—	—	125,925,065
Specialized REITs	9,010,669	—	—	9,010,669
Specialty Retail	44,562,713	—	—	44,562,713
Technology Hardware, Storage & Peripherals	12,499,378	—	—	12,499,378
Textiles, Apparel & Luxury Goods	11,133,582	—	—	11,133,582
Tobacco	2,080,653	—	—	2,080,653
Trading Companies & Distributors	25,903,213	—	—	25,903,213
Transportation Infrastructure	162,182	—	—	162,182
Water Utilities	7,400,785	—	—	7,400,785
Wireless Telecommunication Services	3,626,680	—	—	3,626,680
Rights	—	—	42,845	42,845
Warrants	3,603	—	3,021	6,624
Money Market Fund	14,145,130	—	—	14,145,130
Total Investments	$1,959,155,162	$—	$45,881	$1,959,201,043
Derivatives:

Assets:
Futures Contract	$162,628	$—	$—	$162,628

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund-33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	4,130,177	3,681,446
Service Class	1,762,030	2,437,156
Shares reinvested:
Standard Class	—	2,365,481
Service Class	—	817,247
	5,892,207	9,301,330
Shares redeemed:
Standard Class	(3,708,298)	(15,956,007)
Service Class	(1,005,241)	(2,700,578)
	(4,713,539)	(18,656,585)
Net increase (decrease)	1,178,668	(9,355,255)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$162,628	Receivables and other assets net of liabilities	$—
LVIP SSGA Small-Cap Index Fund-34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,388,173)	$919,996
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$11,038,085	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund-35

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.63%
INVESTMENT COMPANIES–96.63%
Equity Funds–96.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	8,722,329	$113,765,336
LVIP SSGA Small-Cap Index Fund	14,516,268	466,785,122
Total Affiliated Investments (Cost $453,363,588)		580,550,458

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.74%
INVESTMENT COMPANY–2.74%
Money Market Fund–2.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	16,434,759	$16,434,759
Total Unaffiliated Investment (Cost $16,434,759)		16,434,759

TOTAL INVESTMENTS–99.37% (Cost $469,798,347)	596,985,217
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	3,781,623
NET ASSETS APPLICABLE TO 49,622,372 SHARES OUTSTANDING–100.00%	$600,766,840

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(348)	CME E-mini Russell 2000 Index Futures	$(38,135,580)	$(37,552,996)	9/19/25	$—	$(582,584)
(29)	CME E-mini S&P MidCap 400 Index Futures	(9,063,950)	(8,935,646)	9/19/25	—	(128,304)
Total Futures Contracts					$—	$(710,888)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-1

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$580,550,458
Unaffiliated investments, at value	16,434,759
Cash collateral held at broker for futures contracts	3,951,301
Receivable for fund shares sold	190,804
Dividends and interest receivable	60,277
Expense reimbursement receivable from Lincoln Financial Investments Corporation	22,238
Variation margin due from broker on futures contracts	20,697
Prepaid expenses	1,533
TOTAL ASSETS	601,232,067
LIABILITIES:
Due to manager and affiliates	244,224
Payable for securities purchased	150,341
Payable for fund shares redeemed	32,550
Payable for audit fee	14,033
Payable for fund accounting fee	12,869
Other accrued expenses payable	11,210
TOTAL LIABILITIES	465,227
TOTAL NET ASSETS	$600,766,840
Affiliated investments, at cost	$453,363,588
Unaffiliated investments, at cost	16,434,759
Standard Class:
Net Assets	$77,183
Shares Outstanding	6,356
Net Asset Value Per Share	$12.144
Service Class:
Net Assets	$600,689,657
Shares Outstanding	49,616,016
Net Asset Value Per Share	$12.107
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$567,919,392
Distributable earnings/(accumulated loss)	32,847,448
TOTAL NET ASSETS	$600,766,840
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-2

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$591,515
EXPENSES:
Distribution fees-Service Class	728,928
Management fees	670,697
Shareholder servicing fees	84,566
Accounting and administration expenses	48,100
Professional fees	24,425
Reports and statements to shareholders	11,654
Trustees’ fees and expenses	9,096
Custodian fees	4,099
Consulting fees	3,883
Pricing fees	66
Other	7,266
1,592,780
Less:
Management fees waived	(14,580)
Expenses reimbursed	(134,834)
Total operating expenses	1,443,366
NET INVESTMENT LOSS	(851,851)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(1,128,378)
Futures contracts	(34,429,090)
Net realized loss	(35,557,468)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(8,303,493)
Futures contracts	1,619,769
Net change in unrealized appreciation (depreciation)	(6,683,724)
NET REALIZED AND UNREALIZED LOSS	(42,241,192)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,093,043)
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(851,851)	$7,432,814
Net realized gain (loss)	(35,557,468)	39,558,938
Net change in unrealized appreciation (depreciation)	(6,683,724)	22,618,598
Net increase (decrease) in net assets resulting from operations	(43,093,043)	69,610,350
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,102)
Service Class	—	(24,001,381)
	—	(24,004,483)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,942	3,941
Service Class	44,027,365	19,779,083
Reinvestment of dividends and distributions:
Standard Class	—	3,102
Service Class	—	24,001,381
	44,035,307	43,787,507
Cost of shares redeemed:
Standard Class	(1,845)	(12,040)
Service Class	(22,745,913)	(119,011,137)
	(22,747,758)	(119,023,177)
Increase (decrease) in net assets derived from capital share transactions	21,287,549	(75,235,670)
NET DECREASE IN NET ASSETS	(21,805,494)	(29,629,803)
NET ASSETS:
Beginning of period	622,572,334	652,202,137
End of period	$600,766,840	$622,572,334
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-3

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$13.079	$12.238	$10.884	$14.150	$14.479	$13.009
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.181	0.140	0.097	0.098	0.105
Net realized and unrealized gain (loss)	(0.933)	1.201	1.352	(2.703)	2.216	1.631
Total from investment operations	(0.935)	1.382	1.492	(2.606)	2.314	1.736
Less dividends and distributions from:
Net investment income	—	(0.335)	(0.138)	(0.094)	(0.379)	(0.266)
Net realized gain	—	(0.206)	—	(0.539)	(2.264)	—
Return of capital	—	—	—	(0.027)	—	—
Total dividends and distributions	—	(0.541)	(0.138)	(0.660)	(2.643)	(0.266)
Net asset value, end of period	$12.144	$13.079	$12.238	$10.884	$14.150	$14.479
Total return[4]	(7.15% )	11.33%	13.69%	(18.36% )	16.24%	13.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77	$76	$76	$59	$79	$123
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.05% )[6]	1.40%	1.23%	0.79%	0.61%	0.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10% )[6]	1.35%	1.18%	0.74%	0.56%	0.82%
Portfolio turnover	6%	7%	9%	11%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-4

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$13.056	$12.216	$10.867	$14.127	$14.463	$13.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.148	0.111	0.066	0.058	0.075
Net realized and unrealized gain (loss)	(0.931)	1.198	1.348	(2.696)	2.213	1.622
Total from investment operations	(0.949)	1.346	1.459	(2.630)	2.271	1.697
Less dividends and distributions from:
Net investment income	—	(0.300)	(0.110)	(0.064)	(0.343)	(0.234)
Net realized gain	—	(0.206)	—	(0.539)	(2.264)	—
Return of capital	—	—	—	(0.027)	—	—
Total dividends and distributions	—	(0.506)	(0.110)	(0.630)	(2.607)	(0.234)
Net asset value, end of period	$12.107	$13.056	$12.216	$10.867	$14.127	$14.463
Total return[4]	(7.27% )	11.05%	13.41%	(18.57% )	15.95%	13.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$600,690	$622,496	$652,126	$582,900	$725,057	$676,118
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.30% )[6]	1.15%	0.98%	0.54%	0.36%	0.63%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35% )[6]	1.10%	0.93%	0.49%	0.31%	0.57%
Portfolio turnover	6%	7%	9%	11%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-5

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA SMID Cap Managed Volatility Fund-6

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$287,011	$284,705	$281,825	$853,541
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$25,204
Legal	3,842
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,477 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA SMID Cap Managed Volatility Fund-7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$22,238
Management fees payable to LFI	108,915
Distribution fees payable to LFD	121,001
Printing and mailing fees payable to Lincoln Life	270
Shareholder servicing fees payable to Lincoln Life	14,038
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.63%@
Equity Funds-96.63%@
✧✧LVIP SSGA Mid-Cap Index Fund	$119,566,840	$6,238,638	$11,942,889	$204,771	$(302,024)	$113,765,336	8,722,329	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	472,078,435	30,428,479	26,387,174	(1,333,149)	(8,001,469)	466,785,122	14,516,268	—	—
Total	$591,645,275	$36,667,117	$38,330,063	$(1,128,378)	$(8,303,493)	$580,550,458		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$36,667,117
Sales	38,330,063
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$469,798,347
Aggregate unrealized appreciation of investments and derivatives	$127,186,870
Aggregate unrealized depreciation of investments and derivatives	(710,888)
Net unrealized appreciation of investments and derivatives	$126,475,982
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP SSGA SMID Cap Managed Volatility Fund-8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$580,550,458	$—	$—	$580,550,458
Unaffiliated Investment Company	16,434,759	—	—	16,434,759
Total Investments	$596,985,217	$—	$—	$596,985,217
Derivatives:
Liabilities:
Futures Contracts	$(710,888)	$—	$—	$(710,888)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	677	297
Service Class	3,735,308	1,549,495
Shares reinvested:
Standard Class	—	237
Service Class	—	1,836,252
	3,735,985	3,386,281
Shares redeemed:
Standard Class	(144)	(907)
Service Class	(1,799,054)	(9,089,192)
	(1,799,198)	(9,090,099)
Net increase (decrease)	1,936,787	(5,703,818)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP SSGA SMID Cap Managed Volatility Fund-9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(710,888)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(34,429,090)	$1,619,769
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,407,309	$47,516,968
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA SMID Cap Managed Volatility Fund-10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.98%
Aerospace & Defense–6.44%
†Axon Enterprise, Inc.	31,004	$25,669,452
BWX Technologies, Inc.	9,123	1,314,259
HEICO Corp.	48,390	15,871,920
Howmet Aerospace, Inc.	177,800	33,093,914
†Karman Holdings, Inc.	49,298	2,483,140
†Loar Holdings, Inc.	28,610	2,465,324
†Rocket Lab Corp.	143,800	5,143,726
†StandardAero, Inc.	80,087	2,534,754
		88,576,489
Air Freight & Logistics–0.10%
†GXO Logistics, Inc.	28,400	1,383,080
		1,383,080
Beverages–0.47%
†Celsius Holdings, Inc.	28,386	1,316,826
Primo Brands Corp. Class A	174,714	5,175,029
		6,491,855
Biotechnology–4.03%
†Alkermes PLC	39,500	1,130,095
†Alnylam Pharmaceuticals, Inc.	52,965	17,271,357
†Argenx SE ADR	4,087	2,252,836
†Ascendis Pharma AS ADR	7,192	1,241,339
†Avidity Biosciences, Inc.	27,900	792,360
†BeOne Medicines Ltd. ADR	4,834	1,170,166
†Caris Life Sciences, Inc.	22,672	605,796
†πCaris Life Sciences, Inc. (CAI)	45,963	1,228,143
†Exact Sciences Corp.	25,190	1,338,597
†Insmed, Inc.	61,800	6,219,552
†Natera, Inc.	69,112	11,675,781
†Neurocrine Biosciences, Inc.	40,408	5,078,881
†Nuvalent, Inc. Class A	13,400	1,022,420
†Revolution Medicines, Inc.	26,100	960,219
†Summit Therapeutics, Inc.	61,900	1,317,232
†Ultragenyx Pharmaceutical, Inc.	26,200	952,632
†Vaxcyte, Inc.	35,152	1,142,792
		55,400,198
Broadline Retail–1.06%
†Coupang, Inc.	402,823	12,068,577
†Ollie's Bargain Outlet Holdings, Inc.	18,469	2,433,845
		14,502,422
Building Products–0.91%
AAON, Inc.	31,000	2,286,250
Carlisle Cos., Inc.	3,468	1,294,951
Lennox International, Inc.	13,450	7,710,078
†Trex Co., Inc.	23,243	1,263,955
		12,555,234
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–6.48%
Ameriprise Financial, Inc.	39,917	$21,304,900
ARES Management Corp. Class A	82,500	14,289,000
Blue Owl Capital, Inc.	264,761	5,086,059
†Coinbase Global, Inc. Class A	15,588	5,463,438
LPL Financial Holdings, Inc.	39,078	14,653,078
Morningstar, Inc.	4,163	1,306,891
MSCI, Inc.	20,400	11,765,496
†Robinhood Markets, Inc. Class A	60,118	5,628,848
StepStone Group, Inc. Class A	23,296	1,292,928
Stifel Financial Corp.	12,815	1,329,941
TPG, Inc.	24,739	1,297,560
Tradeweb Markets, Inc. Class A	38,638	5,656,603
		89,074,742
Commercial Services & Supplies–0.56%
†Clean Harbors, Inc.	5,543	1,281,431
†Copart, Inc.	25,892	1,270,520
GFL Environmental, Inc.	25,770	1,300,354
Rollins, Inc.	22,419	1,264,880
Tetra Tech, Inc.	37,600	1,352,096
Waste Connections, Inc.	6,846	1,278,285
		7,747,566
Construction & Engineering–2.31%
†API Group Corp.	25,409	1,297,130
Comfort Systems USA, Inc.	20,300	10,885,063
Quanta Services, Inc.	48,300	18,261,264
WillScot Holdings Corp.	46,153	1,264,592
		31,708,049
Construction Materials–0.28%
Vulcan Materials Co.	14,675	3,827,533
		3,827,533
Consumer Staples Distribution & Retail–2.04%
†BJ's Wholesale Club Holdings, Inc.	44,775	4,828,088
Casey's General Stores, Inc.	10,137	5,172,607
†Performance Food Group Co.	28,572	2,499,193
†Sprouts Farmers Market, Inc.	39,816	6,555,306
†U.S. Foods Holding Corp.	117,394	9,040,512
		28,095,706
Diversified Consumer Services–0.94%
†Bright Horizons Family Solutions, Inc.	20,441	2,526,303
†Duolingo, Inc.	19,307	7,916,256
Service Corp. International	16,192	1,318,029
†Stride, Inc.	8,300	1,205,077
		12,965,665
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.26%
†AST SpaceMobile, Inc.	73,682	$3,443,160
=†πSocure, Inc.	14,128	77,704
		3,520,864
Electric Utilities–0.56%
NRG Energy, Inc.	47,646	7,650,995
		7,650,995
Electrical Equipment–2.13%
AMETEK, Inc.	7,192	1,301,464
Hubbell, Inc.	6,087	2,485,992
Rockwell Automation, Inc.	7,938	2,636,766
Vertiv Holdings Co. Class A	178,420	22,910,912
		29,335,134
Electronic Equipment, Instruments & Components–1.57%
Badger Meter, Inc.	5,220	1,278,639
CDW Corp.	28,500	5,089,815
†Celestica, Inc.	34,600	5,401,406
†Coherent Corp.	13,400	1,195,414
Corning, Inc.	51,700	2,718,903
†Keysight Technologies, Inc.	14,946	2,449,051
TE Connectivity PLC	8,200	1,383,094
†Zebra Technologies Corp. Class A	6,622	2,041,960
		21,558,282
Energy Equipment & Services–0.27%
TechnipFMC PLC	107,968	3,718,418
		3,718,418
Entertainment–3.82%
†Liberty Media Corp.-Liberty Formula One Class C	36,002	3,762,209
†Live Nation Entertainment, Inc.	87,835	13,287,679
†ROBLOX Corp. Class A	250,248	26,326,089
†Take-Two Interactive Software, Inc.	15,756	3,826,345
TKO Group Holdings, Inc.	28,846	5,248,530
		52,450,852
Financial Services–2.34%
†Affirm Holdings, Inc.	36,842	2,547,256
†Block, Inc.	99,307	6,745,925
†Chime Financial, Inc. Class A	18,853	650,617
†Corpay, Inc.	31,400	10,419,148
=†πIcapital, Inc.	89,535	1,253,463
†Shift4 Payments, Inc. Class A	25,135	2,491,130
†Toast, Inc. Class A	181,156	8,023,399
		32,130,938
Food Products–0.06%
†Freshpet, Inc.	11,700	795,132
		795,132
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.66%
†Lyft, Inc. Class A	81,826	$1,289,578
Old Dominion Freight Line, Inc.	24,300	3,943,890
†XPO, Inc.	30,825	3,892,889
		9,126,357
Health Care Equipment & Supplies–3.80%
†Dexcom, Inc.	151,400	13,215,706
†Glaukos Corp.	12,865	1,328,826
†IDEXX Laboratories, Inc.	31,764	17,036,303
†Inspire Medical Systems, Inc.	9,200	1,193,884
†Insulet Corp.	24,849	7,807,059
†Lantheus Holdings, Inc.	15,921	1,303,293
†Penumbra, Inc.	20,030	5,140,299
ResMed, Inc.	20,238	5,221,404
		52,246,774
Health Care Providers & Services–4.38%
Cardinal Health, Inc.	70,800	11,894,400
Cencora, Inc.	101,844	30,537,923
Chemed Corp.	2,308	1,123,834
Encompass Health Corp.	52,570	6,446,659
†HealthEquity, Inc.	11,600	1,215,216
†Molina Healthcare, Inc.	3,900	1,161,810
†Option Care Health, Inc.	40,900	1,328,432
Quest Diagnostics, Inc.	13,923	2,500,989
†Tenet Healthcare Corp.	22,634	3,983,584
		60,192,847
Health Care Technology–1.06%
†Veeva Systems, Inc. Class A	50,638	14,582,731
		14,582,731
Hotels, Restaurants & Leisure–10.61%
†Cava Group, Inc.	28,500	2,400,555
Churchill Downs, Inc.	13,600	1,373,600
Darden Restaurants, Inc.	53,836	11,734,633
Domino's Pizza, Inc.	5,624	2,534,174
†DraftKings, Inc. Class A	244,232	10,475,111
†Dutch Bros, Inc. Class A	36,532	2,497,693
Expedia Group, Inc.	38,349	6,468,709
†Flutter Entertainment PLC	63,000	18,002,880
Hilton Worldwide Holdings, Inc.	101,900	27,140,046
Hyatt Hotels Corp. Class A	9,500	1,326,675
Las Vegas Sands Corp.	60,663	2,639,447
†Light & Wonder, Inc.	15,025	1,446,307
†Planet Fitness, Inc. Class A	47,085	5,134,619
Royal Caribbean Cruises Ltd.	106,300	33,286,782
Texas Roadhouse, Inc.	34,294	6,427,039
†Viking Holdings Ltd.	125,267	6,675,478
Wingstop, Inc.	18,605	6,265,048
		145,828,796
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.35%
†NVR, Inc.	181	$1,336,805
†SharkNinja, Inc.	26,182	2,591,756
†TopBuild Corp.	2,900	938,846
		4,867,407
Independent Power and Renewable Electricity Producers–2.63%
†Talen Energy Corp.	17,440	5,071,029
Vistra Corp.	160,500	31,106,505
		36,177,534
Insurance–1.22%
Allstate Corp.	6,618	1,332,270
Arch Capital Group Ltd.	14,166	1,289,814
Brown & Brown, Inc.	46,673	5,174,635
Hanover Insurance Group, Inc.	14,588	2,478,063
Hartford Insurance Group, Inc.	10,184	1,292,044
Kinsale Capital Group, Inc.	5,424	2,624,674
Ryan Specialty Holdings, Inc.	37,519	2,550,917
		16,742,417
Interactive Media & Services–1.26%
†Pinterest, Inc. Class A	253,743	9,099,224
†Reddit, Inc. Class A	54,126	8,149,752
		17,248,976
IT Services–4.49%
†Cloudflare, Inc. Class A	136,218	26,675,571
†Gartner, Inc.	32,200	13,015,884
†GoDaddy, Inc. Class A	72,980	13,140,779
†MongoDB, Inc.	11,778	2,473,262
†Okta, Inc.	50,100	5,008,497
†Twilio, Inc. Class A	11,200	1,392,832
		61,706,825
Life Sciences Tools & Services–0.52%
†Bio-Rad Laboratories, Inc. Class A	4,100	989,412
Bio-Techne Corp.	24,800	1,275,960
†Medpace Holdings, Inc.	4,086	1,282,432
†Mettler-Toledo International, Inc.	1,082	1,271,047
†Repligen Corp.	10,727	1,334,224
Revvity, Inc.	10,700	1,034,904
		7,187,979
Machinery–0.48%
Esab Corp.	10,880	1,311,584
†RBC Bearings, Inc.	6,358	2,446,558
†Symbotic, Inc.	40,042	1,555,632
Westinghouse Air Brake Technologies Corp.	6,266	1,311,787
		6,625,561
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.01%
†Trade Desk, Inc. Class A	193,036	$13,896,662
		13,896,662
Metals & Mining–0.18%
Steel Dynamics, Inc.	18,741	2,399,035
		2,399,035
Oil, Gas & Consumable Fuels–3.79%
Cameco Corp.	32,500	2,412,475
Cheniere Energy, Inc.	49,100	11,956,832
Coterra Energy, Inc.	46,400	1,177,632
Diamondback Energy, Inc.	9,256	1,271,775
EQT Corp.	21,360	1,245,715
Expand Energy Corp.	10,518	1,229,975
Magnolia Oil & Gas Corp. Class A	55,562	1,249,034
Matador Resources Co.	24,200	1,154,824
Ovintiv, Inc.	28,500	1,084,425
Permian Resources Corp.	184,565	2,513,775
Targa Resources Corp.	113,600	19,775,488
Viper Energy, Inc.	185,394	7,069,073
		52,141,023
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	14,717	1,265,515
		1,265,515
Personal Care Products–0.22%
†elf Beauty, Inc.	24,150	3,005,226
		3,005,226
Pharmaceuticals–0.18%
†Corcept Therapeutics, Inc.	16,800	1,233,120
†Verona Pharma PLC ADR	13,266	1,254,698
		2,487,818
Professional Services–3.94%
Booz Allen Hamilton Holding Corp.	64,651	6,732,109
Broadridge Financial Solutions, Inc.	54,062	13,138,688
†CACI International, Inc. Class A	3,000	1,430,100
Equifax, Inc.	9,623	2,495,917
†ExlService Holdings, Inc.	26,600	1,164,814
KBR, Inc.	26,956	1,292,271
†Parsons Corp.	18,900	1,356,453
Paychex, Inc.	50,100	7,287,546
†Paylocity Holding Corp.	27,600	5,000,844
Verisk Analytics, Inc.	41,796	13,019,454
†Verra Mobility Corp.	51,180	1,299,460
		54,217,656
Real Estate Management & Development–0.37%
†CBRE Group, Inc. Class A	9,268	1,298,632
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†CoStar Group, Inc.	15,921	$1,280,049
FirstService Corp.	14,294	2,496,018
		5,074,699
Residential REITs–0.09%
Equity LifeStyle Properties, Inc.	20,291	1,251,346
		1,251,346
Retail REITs–0.28%
Simon Property Group, Inc.	24,321	3,909,844
		3,909,844
Semiconductors & Semiconductor Equipment–1.92%
†Credo Technology Group Holding Ltd.	15,300	1,416,627
Entegris, Inc.	15,999	1,290,319
†Impinj, Inc.	7,300	810,811
†Lattice Semiconductor Corp.	46,200	2,263,338
†MACOM Technology Solutions Holdings, Inc.	9,600	1,375,584
MKS, Inc.	8,000	794,880
Monolithic Power Systems, Inc.	19,891	14,547,880
†Onto Innovation, Inc.	12,200	1,231,346
†Rambus, Inc.	40,800	2,612,016
		26,342,801
Software–10.19%
†Appfolio, Inc. Class A	10,400	2,394,912
†Autodesk, Inc.	4,400	1,362,108
=†πCanva, Inc.	607	872,708
†CCC Intelligent Solutions Holdings, Inc.	111,100	1,045,451
†Circle Internet Group, Inc.	16,471	2,986,028
†Clearwater Analytics Holdings, Inc. Class A	42,800	938,604
†Confluent, Inc. Class A	53,725	1,339,364
†CyberArk Software Ltd.	6,540	2,660,995
=†πDatabricks, Inc.	29,136	3,151,933
†Datadog, Inc. Class A	79,229	10,642,832
†Descartes Systems Group, Inc.	12,466	1,267,107
†Docusign, Inc.	51,324	3,997,626
†Dynatrace, Inc.	116,307	6,421,309
†Elastic NV	45,674	3,851,688
†Fair Isaac Corp.	10,003	18,285,084
†Guidewire Software, Inc.	38,500	9,064,825
†HubSpot, Inc.	23,612	13,143,148
InterDigital, Inc.	10,843	2,431,326
†Manhattan Associates, Inc.	31,300	6,180,811
†Monday.com Ltd.	7,000	2,201,360
†Nutanix, Inc. Class A	52,269	3,995,442
†Procore Technologies, Inc.	18,875	1,291,428
†PTC, Inc.	30,550	5,264,987
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Rubrik, Inc. Class A	26,762	$2,397,608
†SailPoint, Inc.	106,584	2,436,510
†Samsara, Inc. Class A	130,812	5,203,701
†ServiceTitan, Inc. Class A	9,623	1,031,393
=†πSnyk Ltd.	62,548	495,380
=†πTanium, Inc. Class B	26,961	143,702
†Tyler Technologies, Inc.	17,868	10,592,865
†Zscaler, Inc.	41,300	12,965,722
		140,057,957
Specialized REITs–0.75%
CubeSmart	29,906	1,271,005
Iron Mountain, Inc.	37,600	3,856,632
Lamar Advertising Co. Class A	42,925	5,209,378
		10,337,015
Specialty Retail–4.57%
†AutoZone, Inc.	360	1,336,403
†Burlington Stores, Inc.	44,500	10,352,480
†Carvana Co.	59,800	20,150,208
†Floor & Decor Holdings, Inc. Class A	15,700	1,192,572
†RH	4,200	793,842
Ross Stores, Inc.	70,671	9,016,206
Tractor Supply Co.	193,699	10,221,496
†Ulta Beauty, Inc.	13,964	6,532,639
Williams-Sonoma, Inc.	20,116	3,286,351
		62,882,197
Technology Hardware, Storage & Peripherals–0.40%
†Pure Storage, Inc. Class A	70,957	4,085,704
Seagate Technology Holdings PLC	9,463	1,365,795
		5,451,499
Textiles, Apparel & Luxury Goods–0.76%
†Birkenstock Holding PLC	26,200	1,288,516
†Deckers Outdoor Corp.	63,400	6,534,638
Ralph Lauren Corp.	9,500	2,605,660
		10,428,814
Trading Companies & Distributors–2.15%
†Core & Main, Inc. Class A	61,900	3,735,665
Fastenal Co.	503,150	21,132,300
Ferguson Enterprises, Inc.	10,700	2,329,925
†SiteOne Landscape Supply, Inc.	8,500	1,027,990
United Rentals, Inc.	1,741	1,311,669
		29,537,549
Total Common Stock (Cost $950,528,534)		1,360,710,014
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.89%
=†πCanva, Inc. Series A	36	$51,759
=†πCanva, Inc. Series A3	1	1,438
=†πDatabricks, Inc. Series F	61,884	6,694,611
=†πDatabricks, Inc. Series G	6,699	724,698
=†πDatabricks, Inc. Series H	16,050	1,736,289
=†πDataRobot, Inc. Series G	43,773	125,191
=†πRappi, Inc. Series E	27,648	402,831
=†πSnyk Ltd. Series F	104,823	830,198
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πSocure, Inc. Series A	17,170	$94,435
=†πSocure, Inc. Series A1	14,092	77,506
=†πSocure, Inc. Series B	255	1,402
=†πSocure, Inc. Series E	32,664	179,652
=†πTanium, Inc. Series G	234,645	1,250,658
Total Convertible Preferred Stocks (Cost $9,065,493)		12,170,668

TOTAL INVESTMENTS–99.87% (Cost $959,594,027)	1,372,880,682
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,807,461
NET ASSETS APPLICABLE TO 39,556,892 SHARES OUTSTANDING–100.00%	$1,374,688,143
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($894,497,944 / 25,001,468 Shares)	$35.778
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($480,190,199 / 14,555,424 Shares)	$32.990
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$641,275,223
Distributable earnings/(accumulated loss)	733,412,920
TOTAL NET ASSETS	$1,374,688,143

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $19,393,701, which represented 1.41% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$872,708
Canva, Inc. Series A	11/4/2021	61,371	51,759
Canva, Inc. Series A3	11/4/2021	1,705	1,438
Caris Life Sciences, Inc. (CAI)	6/18/2025	868,709	1,228,143
Databricks, Inc.	7/24/2020	466,419	3,151,933
Databricks, Inc. Series F	10/22/2019	885,940	6,694,611
Databricks, Inc. Series G	2/1/2021	396,063	724,698
Databricks, Inc. Series H	9/1/2021	1,179,420	1,736,289
DataRobot, Inc. Series G	6/11/2021	1,197,647	125,191
Icapital, Inc.	3/14/2025	1,253,463	1,253,463
Rappi, Inc. Series E	9/8/2020	1,651,858	402,831
Snyk Ltd.	9/3/2021	897,220	495,380
Snyk Ltd. Series F	9/3/2021	1,495,342	830,198
Socure, Inc.	12/22/2021	227,017	77,704
Socure, Inc. Series A	12/22/2021	275,898	94,435
Socure, Inc. Series A1	12/22/2021	226,439	77,506
Socure, Inc. Series B	12/22/2021	4,097	1,402
Socure, Inc. Series E	10/27/2021	524,865	179,652
Tanium, Inc. Class B	9/24/2020	307,226	143,702
Tanium, Inc. Series G	8/16/2015	1,164,848	1,250,658
Total		$14,120,204	$19,393,701

★Includes $7,386,131 payable for securities purchased, $1,568,005 payable for fund shares redeemed, $5,352 other accrued expenses payable,
$845,977 due to manager and affiliates, $789,607 due to custodian, $20,646 payable for audit fee and $28,675 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$3,686,336
Foreign taxes withheld	(2,511)
3,683,825
EXPENSES:
Management fees	4,283,240
Distribution fees-Service Class	548,641
Shareholder servicing fees	184,461
Accounting and administration expenses	110,982
Professional fees	38,603
Trustees’ fees and expenses	18,807
Reports and statements to shareholders	16,476
Custodian fees	6,233
Consulting fees	5,391
Pricing fees	1,094
Other	17,422
5,231,350
Less:
Management fees waived	(132,077)
Total operating expenses	5,099,273
NET INVESTMENT LOSS	(1,415,448)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	166,474,815
Net change in unrealized appreciation (depreciation) of investments	(34,000,165)
NET REALIZED AND UNREALIZED GAIN	132,474,650
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,059,202
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,415,448)	$(2,158,309)
Net realized gain	166,474,815	174,732,795
Net change in unrealized appreciation (depreciation)	(34,000,165)	87,663,832
Net increase in net assets resulting from operations	131,059,202	260,238,318
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(75,675,856)
Service Class	—	(41,926,638)
	—	(117,602,494)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	57,566,606	62,999,828
Service Class	38,594,171	41,161,059
Reinvestment of dividends and distributions:
Standard Class	—	75,675,856
Service Class	—	41,926,638
	96,160,777	221,763,381
Cost of shares redeemed:
Standard Class	(87,640,724)	(159,647,623)
Service Class	(46,969,174)	(75,958,286)
	(134,609,898)	(235,605,909)
Decrease in net assets derived from capital share transactions	(38,449,121)	(13,842,528)
NET INCREASE IN NET ASSETS	92,610,081	128,793,296
NET ASSETS:
Beginning of period	1,282,078,062	1,153,284,766
End of period	$1,374,688,143	$1,282,078,062
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$32.321	$28.804	$23.777	$36.260	$36.647	$29.717
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	(0.029)	0.020	0.022	(0.135)	(0.012)
Net realized and unrealized gain (loss)	3.479	6.596	5.016	(9.040)	5.240	9.016
Total from investment operations	3.457	6.567	5.036	(9.018)	5.105	9.004
Less dividends and distributions from:
Net investment income	—	(0.095)	(0.009)	(0.001)	(0.005)	—
Net realized gain	—	(2.955)	—	(3.461)	(5.487)	(2.074)
Return of capital	—	—	—	(0.003)	—	—
Total dividends and distributions	—	(3.050)	(0.009)	(3.465)	(5.492)	(2.074)
Net asset value, end of period	$35.778	$32.321	$28.804	$23.777	$36.260	$36.647
Total return[3]	10.69%	23.67%	21.17%	(24.52% )	13.84%	31.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$894,498	$840,481	$765,685	$680,842	$837,074	$786,921
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.73%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.75%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets	(0.14% )	(0.09% )	0.08%	0.08%	(0.35% )	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )	(0.11% )	0.06%	0.06%	(0.37% )	(0.05% )
Portfolio turnover	36%	44%	46%	38%	36%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$29.840	$26.809	$22.179	$34.219	$34.939	$28.489
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.058)	(0.099)	(0.042)	(0.044)	(0.219)	(0.085)
Net realized and unrealized gain (loss)	3.208	6.110	4.672	(8.535)	4.991	8.609
Total from investment operations	3.150	6.011	4.630	(8.579)	4.772	8.524
Less dividends and distributions from:
Net investment income	—	(0.025)	—	0.003	(0.005)	—
Net realized gain	—	(2.955)	—	(3.461)	(5.487)	(2.074)
Return of capital	—	—	—	(0.003)	—	—
Total dividends and distributions	—	(2.980)	—	(3.461)	(5.492)	(2.074)
Net asset value, end of period	$32.990	$29.840	$26.809	$22.179	$34.219	$34.939
Total return[3]	10.56%	23.36%	20.87%	(24.71% )	13.56%	31.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$480,190	$441,597	$387,599	$331,129	$452,441	$409,360
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.98%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	0.99%	1.00%	0.98%	0.99%
Ratio of net investment loss to average net assets	(0.39% )	(0.34% )	(0.17% )	(0.17% )	(0.60% )	(0.29% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.41% )	(0.36% )	(0.19% )	(0.19% )	(0.62% )	(0.30% )
Portfolio turnover	36%	44%	46%	38%	36%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$54,073
Legal	8,242
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,854 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$716,894
Distribution fees payable to LFD	96,648
Printing and mailing fees payable to Lincoln Life	466
Shareholder servicing fees payable to Lincoln Life	31,969
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$461,350,231
Sales	501,633,239
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$959,594,027
Aggregate unrealized appreciation of investments	$439,140,515
Aggregate unrealized depreciation of investments	(25,853,860)
Net unrealized appreciation of investments	$413,286,655
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$88,576,489	$—	$—	$88,576,489
Air Freight & Logistics	1,383,080	—	—	1,383,080
Beverages	6,491,855	—	—	6,491,855
Biotechnology	54,172,055	1,228,143	—	55,400,198
Broadline Retail	14,502,422	—	—	14,502,422
Building Products	12,555,234	—	—	12,555,234
Capital Markets	89,074,742	—	—	89,074,742
Commercial Services & Supplies	7,747,566	—	—	7,747,566
Construction & Engineering	31,708,049	—	—	31,708,049
Construction Materials	3,827,533	—	—	3,827,533
Consumer Staples Distribution & Retail	28,095,706	—	—	28,095,706
Diversified Consumer Services	12,965,665	—	—	12,965,665
Diversified Telecommunication Services	3,443,160	—	77,704	3,520,864
Electric Utilities	7,650,995	—	—	7,650,995
Electrical Equipment	29,335,134	—	—	29,335,134
Electronic Equipment, Instruments & Components	21,558,282	—	—	21,558,282
Energy Equipment & Services	3,718,418	—	—	3,718,418
Entertainment	52,450,852	—	—	52,450,852
Financial Services	30,877,475	—	1,253,463	32,130,938
Food Products	795,132	—	—	795,132
Ground Transportation	9,126,357	—	—	9,126,357
Health Care Equipment & Supplies	52,246,774	—	—	52,246,774
Health Care Providers & Services	60,192,847	—	—	60,192,847
Health Care Technology	14,582,731	—	—	14,582,731
Hotels, Restaurants & Leisure	145,828,796	—	—	145,828,796
Household Durables	4,867,407	—	—	4,867,407
Independent Power and Renewable Electricity Producers	36,177,534	—	—	36,177,534
Insurance	16,742,417	—	—	16,742,417
Interactive Media & Services	17,248,976	—	—	17,248,976
IT Services	61,706,825	—	—	61,706,825
Life Sciences Tools & Services	7,187,979	—	—	7,187,979
Machinery	6,625,561	—	—	6,625,561
Media	13,896,662	—	—	13,896,662
Metals & Mining	2,399,035	—	—	2,399,035
Oil, Gas & Consumable Fuels	52,141,023	—	—	52,141,023
Paper & Forest Products	1,265,515	—	—	1,265,515
Personal Care Products	3,005,226	—	—	3,005,226
Pharmaceuticals	2,487,818	—	—	2,487,818
Professional Services	54,217,656	—	—	54,217,656
Real Estate Management & Development	5,074,699	—	—	5,074,699
Residential REITs	1,251,346	—	—	1,251,346
Retail REITs	3,909,844	—	—	3,909,844
Semiconductors & Semiconductor Equipment	26,342,801	—	—	26,342,801
Software	135,394,234	—	4,663,723	140,057,957
Specialized REITs	10,337,015	—	—	10,337,015
Specialty Retail	62,882,197	—	—	62,882,197
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$5,451,499	$—	$—	$5,451,499
Textiles, Apparel & Luxury Goods	10,428,814	—	—	10,428,814
Trading Companies & Distributors	29,537,549	—	—	29,537,549
Convertible Preferred Stocks	—	—	12,170,668	12,170,668
Total Investments	$1,353,486,981	$1,228,143	$18,165,558	$1,372,880,682
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$5,994,890	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.3x-18.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.7x-19.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$12,170,668	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.8x-18.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.8x-19.1x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.4x-0.5x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	12.0x-16.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Total	$18,165,558
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$4,305,729	$—	$1,253,463	$—	$—	$—	$—	$—	$435,698	$5,994,890	$435,698
Convertible Preferred Stocks	11,678,085	—	—	(868,709)	—	—	—	—	1,361,292	12,170,668	2,876,527
Total	$15,983,814	$—	$1,253,463	$(868,709)	$—	— $	$—	$—	$1,796,990	$18,165,558	$3,312,225
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,717,191	1,997,129
Service Class	1,290,022	1,415,800
Shares reinvested:
Standard Class	—	2,510,716
Service Class	—	1,511,706
	3,007,213	7,435,351
Shares redeemed:
Standard Class	(2,719,893)	(5,086,417)
Service Class	(1,533,520)	(2,586,582)
	(4,253,413)	(7,672,999)
Net decrease	(1,246,200)	(237,648)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-16

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP T. Rowe Price Target Date Funds

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–42.62%
INVESTMENT COMPANIES–42.62%
Equity Funds–16.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	119,251	$1,555,387
LVIP SSGA S&P 500 Index Fund	403,581	12,984,005
LVIP SSGA Small-Cap Index Fund	34,128	1,097,425
		15,636,817
Fixed Income Fund–19.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,879,139	19,075,141
		19,075,141
International Equity Fund–6.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	512,429	6,443,793
		6,443,793
Total Affiliated Investments (Cost $25,865,726)		41,155,751

UNAFFILIATED INVESTMENTS–57.36%
INVESTMENT COMPANIES–57.36%
Equity Funds–22.62%
**T. Rowe Price Emerging Markets Discovery Stock Fund	90,665	1,420,716
**T. Rowe Price Growth Stock Fund	40,903	4,569,671
**T. Rowe Price Hedged Equity Fund	382,339	4,935,996
**T. Rowe Price Mid-Cap Growth Fund	8,551	865,178
**T. Rowe Price Mid-Cap Value Fund	24,048	750,293
**T. Rowe Price New Horizons Fund	9,332	496,289
**T. Rowe Price Real Assets Fund	216,134	3,274,437
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	14,320	$737,892
**T. Rowe Price Value Fund	101,267	4,790,969
		21,841,441
Fixed Income Funds–19.89%
**T. Rowe Price Dynamic Credit Fund	153,314	1,358,363
**T. Rowe Price High Yield Fund	570,405	3,416,728
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,244,756	11,638,467
**T. Rowe Price U.S. Treasury Long-Term Fund	389,830	2,795,078
		19,208,636
International Equity Funds–5.46%
**T. Rowe Price Emerging Markets Stock Fund	32,402	1,220,261
**T. Rowe Price International Stock Fund	71,619	1,592,079
**T. Rowe Price International Value Equity Fund	116,038	2,462,335
		5,274,675
International Fixed Income Funds–6.95%
**T. Rowe Price Emerging Markets Bond Fund	316,689	2,948,375
**T. Rowe Price International Bond Fund	439,115	3,763,215
		6,711,590
Money Market Fund–2.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	2,359,438	2,359,438
		2,359,438
Total Unaffiliated Investments (Cost $49,420,242)		55,395,780

TOTAL INVESTMENTS–99.98% (Cost $75,285,968)	96,551,531
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	22,666
NET ASSETS APPLICABLE TO 9,646,009 SHARES OUTSTANDING–100.00%	$96,574,197

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-1

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.73%
INVESTMENT COMPANIES–46.73%
Equity Funds–22.28%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	358,065	$4,670,239
LVIP SSGA S&P 500 Index Fund	1,228,542	39,524,657
LVIP SSGA Small-Cap Index Fund	104,314	3,354,342
		47,549,238
Fixed Income Fund–15.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,247,655	32,966,943
		32,966,943
International Equity Fund–9.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,527,638	19,210,049
		19,210,049
Total Affiliated Investments (Cost $55,957,631)		99,726,230

UNAFFILIATED INVESTMENTS–53.49%
INVESTMENT COMPANIES–53.49%
Equity Funds–26.38%
**T. Rowe Price Emerging Markets Discovery Stock Fund	256,609	4,021,069
**T. Rowe Price Growth Stock Fund	121,277	13,549,102
**T. Rowe Price Hedged Equity Fund	527,761	6,813,389
**T. Rowe Price Mid-Cap Growth Fund	26,332	2,664,256
**T. Rowe Price Mid-Cap Value Fund	66,736	2,082,178
**T. Rowe Price New Horizons Fund	28,208	1,500,079
**T. Rowe Price Real Assets Fund	620,234	9,396,544
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	42,296	$2,179,500
**T. Rowe Price Value Fund	297,516	14,075,481
		56,281,598
Fixed Income Funds–11.37%
**T. Rowe Price Dynamic Credit Fund	86,933	770,229
**T. Rowe Price High Yield Fund	946,751	5,671,039
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,191,328	11,138,913
**T. Rowe Price U.S. Treasury Long-Term Fund	932,402	6,685,325
		24,265,506
International Equity Funds–7.39%
**T. Rowe Price Emerging Markets Stock Fund	96,433	3,631,676
**T. Rowe Price International Stock Fund	211,041	4,691,436
**T. Rowe Price International Value Equity Fund	350,853	7,445,098
		15,768,210
International Fixed Income Funds–5.23%
**T. Rowe Price Emerging Markets Bond Fund	496,132	4,618,986
**T. Rowe Price International Bond Fund	763,212	6,540,733
		11,159,719
Money Market Fund–3.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	6,665,120	6,665,120
		6,665,120
Total Unaffiliated Investments (Cost $101,633,325)		114,140,153

TOTAL INVESTMENTS–100.22% (Cost $157,590,956)	213,866,383
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(471,278)
NET ASSETS APPLICABLE TO 17,182,427 SHARES OUTSTANDING–100.00%	$213,395,105

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-2

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.44%
INVESTMENT COMPANIES–50.44%
Equity Funds–31.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	431,913	$5,633,439
LVIP SSGA S&P 500 Index Fund	1,525,464	49,077,249
LVIP SSGA Small-Cap Index Fund	125,595	4,038,622
		58,749,310
Fixed Income Fund–5.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,023,972	10,394,340
		10,394,340
International Equity Fund–12.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,873,819	23,563,274
		23,563,274
Total Affiliated Investments (Cost $40,723,601)		92,706,924

UNAFFILIATED INVESTMENTS–49.68%
INVESTMENT COMPANIES–49.68%
Equity Funds–31.80%
**T. Rowe Price Emerging Markets Discovery Stock Fund	323,938	5,076,110
**T. Rowe Price Growth Stock Fund	144,201	16,110,173
**T. Rowe Price Mid-Cap Growth Fund	30,526	3,088,618
**T. Rowe Price Mid-Cap Value Fund	81,322	2,537,239
**T. Rowe Price New Horizons Fund	33,880	1,801,722
**T. Rowe Price Real Assets Fund	695,561	10,537,751
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	47,044	$2,424,174
**T. Rowe Price Value Fund	356,647	16,872,956
		58,448,743
Fixed Income Funds–3.04%
**T. Rowe Price High Yield Fund	235,617	1,411,350
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	93,928	878,225
**T. Rowe Price U.S. Treasury Long-Term Fund	459,856	3,297,165
		5,586,740
International Equity Funds–10.33%
**T. Rowe Price Emerging Markets Stock Fund	115,141	4,336,214
**T. Rowe Price International Stock Fund	252,702	5,617,551
**T. Rowe Price International Value Equity Fund	425,341	9,025,740
		18,979,505
International Fixed Income Funds–1.72%
**T. Rowe Price Emerging Markets Bond Fund	110,645	1,030,103
**T. Rowe Price International Bond Fund	248,303	2,127,962
		3,158,065
Money Market Fund–2.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	5,129,574	5,129,574
		5,129,574
Total Unaffiliated Investments (Cost $77,287,615)		91,302,627

TOTAL INVESTMENTS–100.12% (Cost $118,011,216)	184,009,551
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(212,156)
NET ASSETS APPLICABLE TO 13,723,798 SHARES OUTSTANDING–100.00%	$183,797,395

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-3

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.61%
INVESTMENT COMPANIES–50.61%
Equity Funds–35.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	265,841	$3,467,358
LVIP SSGA S&P 500 Index Fund	943,272	30,346,953
LVIP SSGA Small-Cap Index Fund	78,354	2,519,552
		36,333,863
Fixed Income Fund–0.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	57,880	587,538
		587,538
International Equity Fund–14.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,139,937	14,334,712
		14,334,712
Total Affiliated Investments (Cost $27,007,927)		51,256,113

UNAFFILIATED INVESTMENTS–49.37%
INVESTMENT COMPANIES–49.37%
Equity Funds–35.11%
**T. Rowe Price Emerging Markets Discovery Stock Fund	194,633	3,049,899
**T. Rowe Price Growth Stock Fund	88,037	9,835,485
**T. Rowe Price Mid-Cap Growth Fund	18,528	1,874,672
**T. Rowe Price Mid-Cap Value Fund	49,455	1,542,999
**T. Rowe Price New Horizons Fund	18,774	998,372
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	424,885	$6,437,014
**T. Rowe Price Small-Cap Value Fund	28,875	1,487,911
**T. Rowe Price Value Fund	218,263	10,326,035
		35,552,387
Fixed Income Funds–0.31%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,862	17,403
**T. Rowe Price U.S. Treasury Long-Term Fund	40,770	292,323
		309,726
International Equity Funds–11.52%
**T. Rowe Price Emerging Markets Stock Fund	72,153	2,717,267
**T. Rowe Price International Stock Fund	156,057	3,469,143
**T. Rowe Price International Value Equity Fund	258,190	5,478,799
		11,665,209
International Fixed Income Fund–0.11%
**T. Rowe Price International Bond Fund	13,363	114,526
		114,526
Money Market Fund–2.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	2,352,021	2,352,021
		2,352,021
Total Unaffiliated Investments (Cost $40,393,480)		49,993,869

TOTAL INVESTMENTS–99.98% (Cost $67,401,407)	101,249,982
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	17,842
NET ASSETS APPLICABLE TO 6,882,241 SHARES OUTSTANDING–100.00%	$101,267,824

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-4

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.19%
INVESTMENT COMPANIES–51.19%
Equity Funds–36.41%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	98,045	$1,278,805
LVIP SSGA S&P 500 Index Fund	353,946	11,387,163
LVIP SSGA Small-Cap Index Fund	29,604	951,934
		13,617,902
Fixed Income Fund–0.44%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	16,176	164,197
		164,197
International Equity Fund–14.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	426,522	5,363,516
		5,363,516
Total Affiliated Investments (Cost $15,683,177)		19,145,615

UNAFFILIATED INVESTMENTS–48.75%
INVESTMENT COMPANIES–48.75%
Equity Funds–35.18%
**T. Rowe Price Emerging Markets Discovery Stock Fund	72,090	1,129,647
**T. Rowe Price Growth Stock Fund	32,774	3,661,519
**T. Rowe Price Mid-Cap Growth Fund	6,647	672,531
**T. Rowe Price Mid-Cap Value Fund	18,091	564,430
**T. Rowe Price New Horizons Fund	6,942	369,157
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	155,580	$2,357,043
**T. Rowe Price Small-Cap Value Fund	11,064	570,149
**T. Rowe Price Value Fund	81,046	3,834,310
		13,158,786
Fixed Income Funds–0.28%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	652	6,099
**T. Rowe Price U.S. Treasury Long-Term Fund	13,612	97,594
		103,693
International Equity Funds–11.47%
**T. Rowe Price Emerging Markets Stock Fund	25,923	976,272
**T. Rowe Price International Stock Fund	57,828	1,285,520
**T. Rowe Price International Value Equity Fund	95,617	2,028,987
		4,290,779
International Fixed Income Fund–0.10%
**T. Rowe Price International Bond Fund	4,275	36,633
		36,633
Money Market Fund–1.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	641,550	641,550
		641,550
Total Unaffiliated Investments (Cost $15,917,309)		18,231,441

TOTAL INVESTMENTS–99.94% (Cost $31,600,486)	37,377,056
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	22,639
NET ASSETS APPLICABLE TO 2,316,086 SHARES OUTSTANDING–100.00%	$37,399,695

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-5

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$55,395,780	$114,140,153	$91,302,627	$49,993,869	$18,231,441
Affiliated investments, at value	41,155,751	99,726,230	92,706,924	51,256,113	19,145,615
Dividends and interest receivable	91,671	145,386	50,377	9,658	2,708
Receivable for fund shares sold	54,805	45,840	47,936	61,109	47,950
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,408	4,281	3,238	3,871	5,581
Prepaid expenses	215	473	401	222	96
TOTAL ASSETS	96,704,630	214,062,363	184,111,503	101,324,842	37,433,391
LIABILITIES:
Payable for securities purchased	77,922	114,956	30,851	1,312	424
Due to manager and affiliates	20,246	44,770	41,507	23,500	7,075
Payable for audit fee	14,033	14,033	14,033	14,033	14,033
Payable for fund accounting fee	8,206	8,218	8,214	8,206	8,198
Payable for fund shares redeemed	5,223	478,580	214,145	5,031	58
Other accrued expenses payable	2,819	4,685	3,357	2,959	1,964
Payable for consulting fee	1,984	2,016	2,001	1,977	1,944
TOTAL LIABILITIES	130,433	667,258	314,108	57,018	33,696
TOTAL NET ASSETS	$96,574,197	$213,395,105	$183,797,395	$101,267,824	$37,399,695
Unaffiliated investments, at cost	$49,420,242	$101,633,325	$77,287,615	$40,393,480	$15,917,309
Affiliated investments, at cost	25,865,726	55,957,631	40,723,601	27,007,927	15,683,177
Standard Class:
Net Assets	$81,462,163	$178,591,809	$138,168,154	$72,920,781	$34,325,757
Shares Outstanding	8,133,768	14,374,483	10,301,149	4,945,895	2,124,951
Net Asset Value Per Share	$10.015	$12.424	$13.413	$14.744	$16.154
Service Class:
Net Assets	$15,112,034	$34,803,296	$45,629,241	$28,347,043	$3,073,938
Shares Outstanding	1,512,241	2,807,944	3,422,649	1,936,346	191,135
Net Asset Value Per Share	$9.993	$12.395	$13.332	$14.639	$16.083
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$79,037,897	$157,510,331	$121,954,467	$67,228,144	$31,550,773
Distributable earnings/(accumulated loss)	17,536,300	55,884,774	61,842,928	34,039,680	5,848,922
TOTAL NET ASSETS	$96,574,197	$213,395,105	$183,797,395	$101,267,824	$37,399,695
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$519,510	$769,463	$239,799	$38,592	$8,962
EXPENSES:
Management fees	88,955	191,691	163,163	89,577	31,013
Professional fees	18,863	20,001	19,682	18,864	18,200
Distribution fees-Service Class	18,464	41,111	53,740	33,020	3,349
Accounting and administration expenses	17,249	22,592	21,081	17,238	14,159
Shareholder servicing fees	13,577	29,258	24,904	13,672	4,734
Consulting fees	2,318	2,359	2,348	2,320	2,290
Reports and statements to shareholders	2,012	2,802	2,779	2,364	1,748
Custodian fees	1,716	1,153	1,073	1,047	1,623
Trustees’ fees and expenses	1,393	2,973	2,518	1,381	463
Pricing fees	18	18	15	15	15
Other	1,844	3,300	2,552	2,025	1,583
	166,409	317,258	293,855	181,523	79,177
Less:
Expenses reimbursed	(35,581)	(23,922)	(16,839)	(21,209)	(31,757)
Total operating expenses	130,828	293,336	277,016	160,314	47,420
NET INVESTMENT INCOME (LOSS)	388,682	476,127	(37,217)	(121,722)	(38,458)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,582,400	2,759,411	114,992	(45,436)	(55,907)
Sale of unaffiliated investments	(403,234)	(980,776)	(202,785)	(45,555)	(65,980)
Net realized gain (loss)	1,179,166	1,778,635	(87,793)	(90,991)	(121,887)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,047,829	4,141,972	7,115,711	4,215,344	1,607,484
Unaffiliated investments	2,995,500	7,219,032	6,555,081	3,863,522	1,451,042
Net change in unrealized appreciation (depreciation)	4,043,329	11,361,004	13,670,792	8,078,866	3,058,526
NET REALIZED AND UNREALIZED GAIN	5,222,495	13,139,639	13,582,999	7,987,875	2,936,639
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,611,177	$13,615,766	$13,545,782	$7,866,153	$2,898,181
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$388,682	$2,332,898	$476,127	$4,029,316	$(37,217)	$2,400,111
Net realized gain (loss)	1,179,166	5,298,917	1,778,635	10,433,866	(87,793)	8,356,311
Net change in unrealized appreciation (depreciation)	4,043,329	476,380	11,361,004	4,821,093	13,670,792	8,714,750
Net increase in net assets resulting from operations	5,611,177	8,108,195	13,615,766	19,284,275	13,545,782	19,471,172
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,287,586)	—	(5,670,995)	—	(4,082,245)
Service Class	—	(590,037)	—	(1,043,828)	—	(1,310,084)
	—	(3,877,623)	—	(6,714,823)	—	(5,392,329)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,706,209	10,055,959	14,666,180	44,842,666	11,424,320	28,387,488
Service Class	300,618	616,338	1,648,120	1,660,823	1,094,000	2,169,703
Reinvestment of dividends and distributions:
Standard Class	—	3,287,586	—	5,670,995	—	4,082,245
Service Class	—	590,037	—	1,043,828	—	1,310,084
	9,006,827	14,549,920	16,314,300	53,218,312	12,518,320	35,949,520
Cost of shares redeemed:
Standard Class	(11,092,331)	(20,490,361)	(14,805,914)	(47,214,668)	(10,520,291)	(28,149,255)
Service Class	(1,193,958)	(2,199,775)	(2,096,089)	(4,157,564)	(1,790,036)	(4,795,849)
	(12,286,289)	(22,690,136)	(16,902,003)	(51,372,232)	(12,310,327)	(32,945,104)
Increase (decrease) in net assets derived from capital share transactions	(3,279,462)	(8,140,216)	(587,703)	1,846,080	207,993	3,004,416
NET INCREASE (DECREASE) IN NET ASSETS	2,331,715	(3,909,644)	13,028,063	14,415,532	13,753,775	17,083,259
NET ASSETS:
Beginning of period	94,242,482	98,152,126	200,367,042	185,951,510	170,043,620	152,960,361
End of period	$96,574,197	$94,242,482	$213,395,105	$200,367,042	$183,797,395	$170,043,620
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(121,722)	$1,118,319	$(38,458)	$405,234
Net realized gain (loss)	(90,991)	4,932,258	(121,887)	1,223,380
Net change in unrealized appreciation (depreciation)	8,078,866	5,880,947	3,058,526	1,611,176
Net increase in net assets resulting from operations	7,866,153	11,931,524	2,898,181	3,239,790
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,105,118)	—	(1,193,925)
Service Class	—	(763,653)	—	(97,498)
	—	(2,868,771)	—	(1,291,423)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,824,540	14,349,795	5,323,493	10,804,005
Service Class	925,872	1,460,962	562,731	867,495
Reinvestment of dividends and distributions:
Standard Class	—	2,105,118	—	1,193,925
Service Class	—	763,653	—	97,498
	7,750,412	18,679,528	5,886,224	12,962,923
Cost of shares redeemed:
Standard Class	(7,107,715)	(17,829,694)	(2,730,368)	(3,960,182)
Service Class	(881,659)	(1,937,466)	(129,799)	(312,159)
	(7,989,374)	(19,767,160)	(2,860,167)	(4,272,341)
Increase (decrease) in net assets derived from capital share transactions	(238,962)	(1,087,632)	3,026,057	8,690,582
NET INCREASE (DECREASE) IN NET ASSETS	7,627,191	7,975,121	5,924,238	10,638,949
NET ASSETS:
Beginning of period	93,640,633	85,665,512	31,475,457	20,836,508
End of period	$101,267,824	$93,640,633	$37,399,695	$31,475,457
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.436	$9.039	$8.479	$11.391	$10.897	$10.050
Income (loss) from investment operations:
Net investment income[2]	0.041	0.232	0.216	0.232	0.195	0.146
Net realized and unrealized gain (loss)	0.538	0.564	0.913	(1.987)	0.917	1.165
Total from investment operations	0.579	0.796	1.129	(1.755)	1.112	1.311
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.220)	(0.275)	(0.339)	(0.246)
Net realized gain	—	(0.144)	(0.349)	(0.882)	(0.279)	(0.218)
Total dividends and distributions	—	(0.399)	(0.569)	(1.157)	(0.618)	(0.464)
Net asset value, end of period	$10.015	$9.436	$9.039	$8.479	$11.391	$10.897
Total return[3]	6.14%	8.81%	13.54%	(15.18% )	10.23%	13.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,462	$79,113	$82,716	$75,626	$100,543	$104,187
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	0.87% [5]	2.44%	2.43%	2.36%	1.69%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79% [5]	2.37%	2.36%	2.29%	1.63%	1.39%
Portfolio turnover	7%	8%	29%	15%	8%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-10

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.427	$9.030	$8.472	$11.382	$10.889	$10.045
Income (loss) from investment operations:
Net investment income[2]	0.029	0.208	0.194	0.208	0.166	0.121
Net realized and unrealized gain (loss)	0.537	0.563	0.911	(1.985)	0.916	1.162
Total from investment operations	0.566	0.771	1.105	(1.777)	1.082	1.283
Less dividends and distributions from:
Net investment income	—	(0.230)	(0.198)	(0.251)	(0.310)	(0.221)
Net realized gain	—	(0.144)	(0.349)	(0.882)	(0.279)	(0.218)
Total dividends and distributions	—	(0.374)	(0.547)	(1.133)	(0.589)	(0.439)
Net asset value, end of period	$9.993	$9.427	$9.030	$8.472	$11.382	$10.889
Total return[3]	6.02%	8.52%	13.27%	(15.39% )	9.95%	12.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,112	$15,129	$15,436	$15,015	$20,170	$21,256
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	0.62% [5]	2.19%	2.18%	2.11%	1.44%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.54% [5]	2.12%	2.11%	2.04%	1.38%	1.14%
Portfolio turnover	7%	8%	29%	15%	8%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-11

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.627	$10.894	$10.000	$13.145	$11.978	$10.788
Income (loss) from investment operations:
Net investment income[2]	0.030	0.242	0.222	0.204	0.170	0.145
Net realized and unrealized gain (loss)	0.767	0.894	1.361	(2.447)	1.457	1.477
Total from investment operations	0.797	1.136	1.583	(2.243)	1.627	1.622
Less dividends and distributions from:
Net investment income	—	(0.259)	(0.220)	(0.240)	(0.299)	(0.241)
Net realized gain	—	(0.144)	(0.469)	(0.662)	(0.161)	(0.191)
Total dividends and distributions	—	(0.403)	(0.689)	(0.902)	(0.460)	(0.432)
Net asset value, end of period	$12.424	$11.627	$10.894	$10.000	$13.145	$11.978
Total return[3]	6.85%	10.43%	16.14%	(16.87% )	13.60%	15.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178,592	$167,306	$153,622	$126,830	$158,690	$145,103
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.27%	0.28%	0.28%	0.28%	0.27%	0.29%
Ratio of net investment income to average net assets	0.51% [5]	2.08%	2.10%	1.82%	1.32%	1.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.49% [5]	2.05%	2.07%	1.79%	1.30%	1.32%
Portfolio turnover	5%	14%	15%	14%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-12

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.613	$10.882	$9.992	$13.133	$11.969	$10.783
Income (loss) from investment operations:
Net investment income[2]	0.015	0.212	0.196	0.176	0.138	0.119
Net realized and unrealized gain (loss)	0.767	0.892	1.357	(2.443)	1.454	1.472
Total from investment operations	0.782	1.104	1.553	(2.267)	1.592	1.591
Less dividends and distributions from:
Net investment income	—	(0.229)	(0.194)	(0.212)	(0.267)	(0.214)
Net realized gain	—	(0.144)	(0.469)	(0.662)	(0.161)	(0.191)
Total dividends and distributions	—	(0.373)	(0.663)	(0.874)	(0.428)	(0.405)
Net asset value, end of period	$12.395	$11.613	$10.882	$9.992	$13.133	$11.969
Total return[3]	6.73%	10.14%	15.84%	(17.07% )	13.31%	14.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,803	$33,061	$32,330	$29,981	$37,437	$34,060
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.52%	0.53%	0.53%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets	0.26% [5]	1.83%	1.85%	1.57%	1.07%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.24% [5]	1.80%	1.82%	1.54%	1.05%	1.07%
Portfolio turnover	5%	14%	15%	14%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-13

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.418	$11.352	$10.067	$13.056	$11.595	$10.290
Income (loss) from investment operations:
Net investment income[2]	0.001	0.188	0.185	0.171	0.139	0.124
Net realized and unrealized gain (loss)	0.994	1.292	1.714	(2.510)	1.822	1.562
Total from investment operations	0.995	1.480	1.899	(2.339)	1.961	1.686
Less dividends and distributions from:
Net investment income	—	(0.232)	(0.184)	(0.194)	(0.337)	(0.217)
Net realized gain	—	(0.182)	(0.430)	(0.456)	(0.163)	(0.164)
Total dividends and distributions	—	(0.414)	(0.614)	(0.650)	(0.500)	(0.381)
Net asset value, end of period	$13.413	$12.418	$11.352	$10.067	$13.056	$11.595
Total return[3]	8.01%	13.04%	19.19%	(17.74% )	16.93%	16.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,168	$127,062	$112,467	$90,927	$113,550	$102,012
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.28%	0.29%	0.30%	0.28%	0.31%
Ratio of net investment income to average net assets	0.02% [5]	1.53%	1.70%	1.54%	1.09%	1.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	— [5]	1.51%	1.67%	1.50%	1.07%	1.17%
Portfolio turnover	4%	13%	9%	10%	13%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-14

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.358	$11.299	$10.024	$13.004	$11.552	$10.256
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.014)	0.156	0.157	0.142	0.107	0.098
Net realized and unrealized gain (loss)	0.988	1.285	1.705	(2.499)	1.813	1.553
Total from investment operations	0.974	1.441	1.862	(2.357)	1.920	1.651
Less dividends and distributions from:
Net investment income	—	(0.200)	(0.157)	(0.167)	(0.305)	(0.191)
Net realized gain	—	(0.182)	(0.430)	(0.456)	(0.163)	(0.164)
Total dividends and distributions	—	(0.382)	(0.587)	(0.623)	(0.468)	(0.355)
Net asset value, end of period	$13.332	$12.358	$11.299	$10.024	$13.004	$11.552
Total return[3]	7.88%	12.76%	18.89%	(17.95% )	16.64%	16.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,629	$42,982	$40,493	$35,417	$42,766	$37,387
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.53%	0.54%	0.55%	0.53%	0.56%
Ratio of net investment income (loss) to average net assets	(0.23% )[5]	1.28%	1.45%	1.29%	0.84%	0.97%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.25% )[5]	1.26%	1.42%	1.25%	0.82%	0.92%
Portfolio turnover	4%	13%	9%	10%	13%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-15

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.582	$12.277	$10.733	$13.894	$12.238	$10.838
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.171	0.181	0.179	0.140	0.129
Net realized and unrealized gain (loss)	1.175	1.570	1.965	(2.697)	2.061	1.674
Total from investment operations	1.162	1.741	2.146	(2.518)	2.201	1.803
Less dividends and distributions from:
Net investment income	—	(0.191)	(0.181)	(0.201)	(0.361)	(0.223)
Net realized gain	—	(0.245)	(0.421)	(0.442)	(0.184)	(0.180)
Total dividends and distributions	—	(0.436)	(0.602)	(0.643)	(0.545)	(0.403)
Net asset value, end of period	$14.744	$13.582	$12.277	$10.733	$13.894	$12.238
Total return[3]	8.56%	14.20%	20.30%	(17.95% )	18.01%	16.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,921	$67,530	$62,326	$47,789	$57,815	$49,732
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.32%	0.33%	0.35%	0.33%	0.38%
Ratio of net investment income (loss) to average net assets	(0.19% )[5]	1.28%	1.56%	1.52%	1.03%	1.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23% )[5]	1.23%	1.50%	1.44%	0.97%	1.10%
Portfolio turnover	4%	15%	12%	11%	12%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-16

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.503	$12.208	$10.679	$13.827	$12.184	$10.796
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.030)	0.137	0.151	0.149	0.105	0.102
Net realized and unrealized gain (loss)	1.166	1.560	1.951	(2.682)	2.049	1.663
Total from investment operations	1.136	1.697	2.102	(2.533)	2.154	1.765
Less dividends and distributions from:
Net investment income	—	(0.157)	(0.152)	(0.173)	(0.327)	(0.197)
Net realized gain	—	(0.245)	(0.421)	(0.442)	(0.184)	(0.180)
Total dividends and distributions	—	(0.402)	(0.573)	(0.615)	(0.511)	(0.377)
Net asset value, end of period	$14.639	$13.503	$12.208	$10.679	$13.827	$12.184
Total return[3]	8.41%	13.92%	19.99%	(18.15% )	17.70%	16.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,347	$26,111	$23,339	$19,822	$23,862	$20,276
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.57%	0.58%	0.60%	0.58%	0.63%
Ratio of net investment income (loss) to average net assets	(0.44% )[5]	1.03%	1.31%	1.27%	0.78%	0.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48% )[5]	0.98%	1.25%	1.19%	0.72%	0.85%
Portfolio turnover	4%	15%	12%	11%	12%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-17

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended				5/1/20[1] to 12/31/20
		12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.871	$13.581	$11.630	$15.026	$13.123	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)	0.231	0.252	0.261	0.267	0.190
Net realized and unrealized gain (loss)	1.299	1.705	2.104	(2.958)	2.186	3.215
Total from investment operations	1.283	1.936	2.356	(2.697)	2.453	3.405
Less dividends and distributions from:
Net investment income	—	(0.235)	(0.206)	(0.229)	(0.338)	(0.236)
Net realized gain	—	(0.411)	(0.199)	(0.470)	(0.212)	(0.046)
Total dividends and distributions	—	(0.646)	(0.405)	(0.699)	(0.550)	(0.282)
Net asset value, end of period	$16.154	$14.871	$13.581	$11.630	$15.026	$13.123
Total return[4]	8.63%	14.27%	20.31%	(17.87% )	18.69%	34.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,326	$29,066	$19,233	$9,150	$5,127	$871
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%	0.51%	0.73%	1.35%	2.81%	12.80%
Ratio of net investment income (loss) to average net assets	(0.22% )[6]	1.55%	1.98%	2.06%	1.80%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[6]	1.31%	1.52%	0.98%	(0.74% )	(10.11% )
Portfolio turnover	7%	13%	3%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-18

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended				5/1/20[1] to 12/31/20
		12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.823	$13.545	$11.608	$15.010	$13.116	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.035)	0.193	0.219	0.230	0.227	0.169
Net realized and unrealized gain (loss)	1.295	1.698	2.098	(2.954)	2.186	3.213
Total from investment operations	1.260	1.891	2.317	(2.724)	2.413	3.382
Less dividends and distributions from:
Net investment income	—	(0.202)	(0.181)	(0.208)	(0.307)	(0.220)
Net realized gain	—	(0.411)	(0.199)	(0.470)	(0.212)	(0.046)
Total dividends and distributions	—	(0.613)	(0.380)	(0.678)	(0.519)	(0.266)
Net asset value, end of period	$16.083	$14.823	$13.545	$11.608	$15.010	$13.116
Total return[4]	8.50%	13.98%	20.00%	(18.07% )	18.39%	33.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,074	$2,409	$1,604	$843	$473	$277
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.71%	0.76%	0.98%	1.60%	3.06%	13.05%
Ratio of net investment income (loss) to average net assets	(0.47% )[6]	1.30%	1.73%	1.81%	1.55%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.66% )[6]	1.06%	1.27%	0.73%	(0.99% )	(10.36% )
Portfolio turnover	7%	13%	3%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-19

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP T. Rowe Price Target Date Funds-20

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP T. Rowe Price 2020 Fund	$75,896	$71,837	$69,419	$217,152
LVIP T. Rowe Price 2030 Fund	$56,544	$51,699	$51,035	$159,278
LVIP T. Rowe Price 2040 Fund	$47,619	$43,020	$35,153	$125,792
LVIP T. Rowe Price 2050 Fund	$56,108	$49,822	$43,665	$149,595
LVIP T. Rowe Price 2060 Fund	$77,843	$69,113	$64,329	$211,285
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$3,988	$8,540	$7,255	$3,981	$1,361
Legal	608	1,302	1,106	607	207
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP T. Rowe Price Target Date Funds-21

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$244	$577	$711	$612	$292
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LFI	$6,408	$4,281	$3,238	$3,871	$5,581
Management fees payable to LFI	14,886	32,725	28,009	15,451	5,610
Distribution fees payable to LFD	3,064	7,005	9,175	5,691	609
Printing and mailing fees payable to Lincoln Life	24	45	48	—	—
Shareholder servicing fees payable to Lincoln Life	2,272	4,995	4,275	2,358	856
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-42.62%@
Equity Funds-16.19%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,640,397	$200,000	$280,000	$2,215	$(7,225)	$1,555,387	119,251	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	14,112,978	2,300,000	4,185,000	1,281,975	(525,948)	12,984,005	403,581	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,302,519	99,999	275,000	96,180	(126,273)	1,097,425	34,128	—	—
Fixed Income Fund-19.75%@
✧✧LVIP SSGA Bond Index Fund	19,082,675	550,001	1,275,000	(135,492)	852,957	19,075,141	1,879,139	—	—
International Equity Fund-6.68%@
✧✧LVIP SSGA International Index Fund	6,201,953	425,000	1,375,000	337,522	854,318	6,443,793	512,429	—	—
Total	$42,340,522	$3,575,000	$7,390,000	$1,582,400	$1,047,829	$41,155,751		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-22

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.73%@
Equity Funds-22.28%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,766,040	$—	$100,000	$(2,446)	$6,645	$4,670,239	358,065	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	40,718,412	2,975,000	6,450,000	2,554,595	(273,350)	39,524,657	1,228,542	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,688,701	—	250,000	(6,781)	(77,578)	3,354,342	104,314	—	—
Fixed Income Fund-15.45%@
✧✧LVIP SSGA Bond Index Fund	31,866,717	950,000	1,075,000	(231,907)	1,457,133	32,966,943	3,247,655	—	—
International Equity Fund-9.00%@
✧✧LVIP SSGA International Index Fund	17,934,978	549,999	2,750,000	445,950	3,029,122	19,210,049	1,527,638	—	—
Total	$98,974,848	$4,474,999	$10,625,000	$2,759,411	$4,141,972	$99,726,230		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.44%@
Equity Funds-31.96%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,786,876	$300,000	$450,000	$(23,282)	$19,845	$5,633,439	431,913	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	48,643,207	1,450,000	3,780,000	12,393	2,751,649	49,077,249	1,525,464	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,434,836	—	300,000	(10,173)	(86,041)	4,038,622	125,595	—	—
Fixed Income Fund-5.66%@
✧✧LVIP SSGA Bond Index Fund	10,189,094	40,000	225,000	(18,327)	408,573	10,394,340	1,023,972	—	—
International Equity Fund-12.82%@
✧✧LVIP SSGA International Index Fund	21,407,208	450,000	2,470,000	154,381	4,021,685	23,563,274	1,873,819	—	—
Total	$90,461,221	$2,240,000	$7,225,000	$114,992	$7,115,711	$92,706,924		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.61%@
Equity Funds-35.88%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,416,301	$400,001	$335,000	$(31,855)	$17,911	$3,467,358	265,841	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	29,731,502	1,225,000	2,310,000	(23,699)	1,724,150	30,346,953	943,272	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,656,219	150,000	220,000	(20,130)	(46,537)	2,519,552	78,354	—	—
Fixed Income Fund-0.58%@
✧✧LVIP SSGA Bond Index Fund	565,660	—	—	—	21,878	587,538	57,880	—	—
International Equity Fund-14.15%@
✧✧LVIP SSGA International Index Fund	13,051,522	270,000	1,515,000	30,248	2,497,942	14,334,712	1,139,937	—	—
Total	$49,421,204	$2,045,001	$4,380,000	$(45,436)	$4,215,344	$51,256,113		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2060 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.19%@
Equity Funds-36.41%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,168,542	$325,000	$220,000	$(16,366)	$21,629	$1,278,805	98,045	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	10,124,784	1,495,000	885,000	(37,078)	689,457	11,387,163	353,946	—	—
✧✧LVIP SSGA Small-Cap Index Fund	897,601	120,000	50,300	(2,210)	(13,157)	951,934	29,604	—	—
Fixed Income Fund-0.44%@
✧✧LVIP SSGA Bond Index Fund	158,083	—	—	—	6,114	164,197	16,176	—	—
International Equity Fund-14.34%@
✧✧LVIP SSGA International Index Fund	4,410,328	445,000	395,000	(253)	903,441	5,363,516	426,522	—	—
Total	$16,759,338	$2,385,000	$1,550,300	$(55,907)	$1,607,484	$19,145,615		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$6,142,970	$10,594,281	$6,289,834	$3,747,249	$4,600,326
Sales	12,090,000	16,050,000	9,365,000	5,602,000	2,240,000
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$75,285,968	$157,590,956	$118,011,216	$67,401,407	$31,600,486
Aggregate unrealized appreciation of investments	$23,274,389	$61,368,706	$67,762,653	$34,122,405	$5,797,201
Aggregate unrealized depreciation of investments	(2,008,826)	(5,093,279)	(1,764,318)	(273,830)	(20,631)
Net unrealized appreciation of investments	$21,265,563	$56,275,427	$65,998,335	$33,848,575	$5,776,570
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP T. Rowe Price Target Date Funds-24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$41,155,751	$99,726,230	$92,706,924	$51,256,113	$19,145,615
Unaffiliated Investment Companies	55,395,780	114,140,153	91,302,627	49,993,869	18,231,441
Total Investments	$96,551,531	$213,866,383	$184,009,551	$101,249,982	$37,377,056
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	902,920	1,056,544	1,234,161	3,918,266	895,536	2,290,507
Service Class	31,771	65,109	138,412	142,791	86,414	177,476
Shares reinvested:
Standard Class	—	345,307	—	484,879	—	327,288
Service Class	—	62,000	—	89,319	—	105,505
	934,691	1,528,960	1,372,573	4,635,255	981,950	2,900,776
Shares redeemed:
Standard Class	(1,153,638)	(2,168,887)	(1,249,435)	(4,114,437)	(826,335)	(2,293,315)
Service Class	(124,498)	(231,628)	(177,249)	(356,213)	(141,750)	(388,841)
	(1,278,136)	(2,400,515)	(1,426,684)	(4,470,650)	(968,085)	(2,682,156)
Net increase (decrease)	(343,445)	(871,555)	(54,111)	164,605	13,865	218,620

	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	490,359	1,069,630	351,657	720,403
Service Class	66,801	109,996	37,382	58,511
Shares reinvested:
Standard Class	—	154,494	—	80,289
Service Class	—	56,372	—	6,576
	557,160	1,390,492	389,039	865,779
Shares redeemed:
Standard Class	(516,433)	(1,329,006)	(181,308)	(262,270)
Service Class	(64,175)	(144,451)	(8,785)	(20,943)
	(580,608)	(1,473,457)	(190,093)	(283,213)
Net increase (decrease)	(23,448)	(82,965)	198,946	582,566
LVIP T. Rowe Price Target Date Funds-25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-26

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–68.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,842,546	$264,078,961
LVIP Baron Growth Opportunities Fund	591,379	45,288,964
LVIP Channing Small Cap Value Fund	1,554,409	18,856,536
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,535,798	39,893,171
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,627,856	71,878,976
LVIP MFS Value Fund	4,783,358	269,288,688
LVIP SSGA Mid-Cap Index Fund	3,248,662	42,372,294
LVIP SSGA Nasdaq-100 Index Fund	828,703	13,230,251
LVIP SSGA S&P 500 Index Fund	10,373,919	333,749,741
LVIP SSGA Small-Cap Index Fund	1,062,631	34,169,976
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,987,052	71,090,766
LVIP Wellington SMID Cap Value Fund	4,254,702	105,963,352
		1,309,861,676
Fixed Income Funds–27.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	961,375	9,017,695
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	22,846,465	$229,035,809
LVIP JPMorgan High Yield Fund	3,888,509	39,775,560
LVIP Macquarie Bond Fund	10,735,998	126,652,573
LVIP SSGA Bond Index Fund	12,637,762	128,285,920
		532,767,557
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	585,462	4,637,445
		4,637,445
Total Affiliated Investments (Cost $1,346,121,297)		1,847,266,678

UNAFFILIATED INVESTMENT–2.78%
INVESTMENT COMPANY–2.78%
Money Market Fund–2.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	52,909,550	52,909,550
Total Unaffiliated Investment (Cost $52,909,550)		52,909,550

TOTAL INVESTMENTS–99.80% (Cost $1,399,030,847)	1,900,176,228
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	3,752,038
NET ASSETS APPLICABLE TO 148,482,224 SHARES OUTSTANDING–100.00%	$1,903,928,266

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund-1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
63	CME E-mini Russell 2000 Index Futures	$6,903,855	$6,673,167	9/19/25	$230,688	$—
131	CME E-mini S&P 500 Index Futures	40,962,063	39,514,558	9/19/25	1,447,505	—
38	CME E-mini S&P MidCap 400 Index Futures	11,876,900	11,518,054	9/19/25	358,846	—
Total Futures Contracts					$2,037,039	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-2

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$1,847,266,678
Unaffiliated investments, at value	52,909,550
Cash collateral held at broker for futures contracts	4,163,604
Receivable for securities sold	716,070
Dividends and interest receivable	256,486
Variation margin due from broker on futures contracts	195,863
Receivable for fund shares sold	8,544
Prepaid expenses	4,533
TOTAL ASSETS	1,905,521,328
LIABILITIES:
Due to manager and affiliates	792,779
Payable for fund shares redeemed	746,760
Other accrued expenses payable	25,407
Payable for fund accounting fee	14,083
Payable for audit fee	14,033
TOTAL LIABILITIES	1,593,062
TOTAL NET ASSETS	$1,903,928,266
Affiliated investments, at cost	$1,346,121,297
Unaffiliated investments, at cost	52,909,550
Standard Class:
Net Assets	$19,404,169
Shares Outstanding	1,509,263
Net Asset Value Per Share	$12.857
Service Class:
Net Assets	$1,884,524,097
Shares Outstanding	146,972,961
Net Asset Value Per Share	$12.822
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,530,534,868
Distributable earnings/(accumulated loss)	373,393,398
TOTAL NET ASSETS	$1,903,928,266
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-3

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,419,431
EXPENSES:
Management fees	2,321,725
Distribution fees-Service Class	2,298,542
Shareholder servicing fees	269,320
Accounting and administration expenses	113,963
Professional fees	38,194
Trustees’ fees and expenses	28,094
Reports and statements to shareholders	14,348
Custodian fees	10,463
Consulting fees	4,305
Pricing fees	144
Other	19,277
5,118,375
Less:
Management fees waived	(92,869)
Total operating expenses	5,025,506
NET INVESTMENT LOSS	(3,606,075)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	525,581
Futures contracts	(36,228,788)
Net realized loss	(35,703,207)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	74,518,283
Futures contracts	4,352,081
Net change in unrealized appreciation (depreciation)	78,870,364
NET REALIZED AND UNREALIZED GAIN	43,167,157
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,561,082
See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,606,075)	$30,182,437
Net realized gain (loss)	(35,703,207)	95,502,534
Net change in unrealized appreciation (depreciation)	78,870,364	106,862,845
Net increase in net assets resulting from operations	39,561,082	232,547,816
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(455,947)
Service Class	—	(40,834,485)
	—	(41,290,432)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	490,770	1,167,252
Service Class	26,636,908	90,645,947
Reinvestment of dividends and distributions:
Standard Class	—	455,947
Service Class	—	40,834,485
	27,127,678	133,103,631
Cost of shares redeemed:
Standard Class	(764,938)	(1,134,317)
Service Class	(88,938,955)	(186,685,712)
	(89,703,893)	(187,820,029)
Decrease in net assets derived from capital share transactions	(62,576,215)	(54,716,398)
NET INCREASE (DECREASE) IN NET ASSETS	(23,015,133)	136,540,986
NET ASSETS:
Beginning of period	1,926,943,399	1,790,402,413
End of period	$1,903,928,266	$1,926,943,399
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-4

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.569	$11.338	$10.008	$13.421	$12.092	$11.393
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.227	0.150	0.138	0.137	0.140
Net realized and unrealized gain (loss)	0.297	1.309	1.354	(2.840)	1.717	0.822
Total from investment operations	0.288	1.536	1.504	(2.702)	1.854	0.962
Less dividends and distributions from:
Net investment income	—	(0.305)	(0.174)	(0.155)	(0.358)	(0.202)
Net realized gain	—	—	—	(0.541)	(0.167)	(0.061)
Return of capital	—	—	—	(0.015)	—	—
Total dividends and distributions	—	(0.305)	(0.174)	(0.711)	(0.525)	(0.263)
Net asset value, end of period	$12.857	$12.569	$11.338	$10.008	$13.421	$12.092
Total return[3]	2.29%	13.56%	15.02%	(20.13% )	15.37%	8.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,404	$19,231	$16,914	$14,915	$17,656	$14,053
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.30%	0.29%	0.29%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	1.85%	1.41%	1.23%	1.05%	1.25%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15% )[5]	1.84%	1.40%	1.22%	1.04%	1.24%
Portfolio turnover	6%	17%	24%	22%	15%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-5

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.550	$11.322	$9.997	$13.406	$12.081	$11.385
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.024)	0.196	0.123	0.110	0.104	0.112
Net realized and unrealized gain (loss)	0.296	1.306	1.350	(2.835)	1.714	0.820
Total from investment operations	0.272	1.502	1.473	(2.725)	1.818	0.932
Less dividends and distributions from:
Net investment income	—	(0.274)	(0.148)	(0.128)	(0.326)	(0.175)
Net realized gain	—	—	—	(0.541)	(0.167)	(0.061)
Return of capital	—	—	—	(0.015)	—	—
Total dividends and distributions	—	(0.274)	(0.148)	(0.684)	(0.493)	(0.236)
Net asset value, end of period	$12.822	$12.550	$11.322	$9.997	$13.406	$12.081
Total return[3]	2.17%	13.27%	14.72%	(20.33% )	15.08%	8.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,884,524	$1,907,713	$1,773,488	$1,598,845	$2,004,437	$1,743,766
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.55%	0.54%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	1.60%	1.16%	0.98%	0.80%	1.00%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )[5]	1.59%	1.15%	0.97%	0.79%	0.99%
Portfolio turnover	6%	17%	24%	22%	15%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-6

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign  stocks,  bonds and money market instruments. A significant  portion  of the Underlying Funds employ  a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund-7

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$79,597
Legal	12,132
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,714 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$368,352
Distribution fees payable to LFD	379,809
Printing and mailing fees payable to Lincoln Life	109
Shareholder servicing fees payable to Lincoln Life	44,509
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund-8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-68.80%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$265,905,288	$7,506,284	$27,500,094	$9,310,447	$8,857,036	$264,078,961	3,842,546	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	45,851,584	4,505,080	3,367,379	(193,575)	(1,506,746)	45,288,964	591,379	—	—
✧✧LVIP Channing Small Cap Value Fund	18,323,967	2,604,002	1,373,891	(165,685)	(531,857)	18,856,536	1,554,409	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	40,138,772	975,034	3,395,938	(63,191)	2,238,494	39,893,171	2,535,798	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	65,304,718	12,896,394	5,189,373	(736,406)	(396,357)	71,878,976	5,627,856	—	—
✧✧LVIP MFS Value Fund	267,601,137	5,703,192	20,918,956	81,378	16,821,937	269,288,688	4,783,358	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	47,522,906	2,357,396	7,162,356	(125,091)	(220,561)	42,372,294	3,248,662	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,387,522	299,731	1,392,406	351,305	584,099	13,230,251	828,703	—	—
✧✧LVIP SSGA S&P 500 Index Fund	340,555,951	6,967,624	31,666,377	5,654,873	12,237,670	333,749,741	10,373,919	—	—
✧✧LVIP SSGA Small-Cap Index Fund	42,222,835	752,420	7,722,907	557,887	(1,640,259)	34,169,976	1,062,631	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,414,446	2,794,418	6,617,803	74,790	6,424,915	71,090,766	1,987,052	—	—
✧✧LVIP Wellington SMID Cap Value Fund	103,688,084	14,197,928	7,707,646	(1,259,366)	(2,955,648)	105,963,352	4,254,702	—	—
Fixed Income Funds-27.98%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,568,212	194,640	1,111,898	(171,009)	537,750	9,017,695	961,375	—	—
✧✧LVIP JPMorgan Core Bond Fund	176,435,559	43,990,785	333,088	(10,315)	8,952,868	229,035,809	22,846,465	—	—
✧✧LVIP JPMorgan High Yield Fund	42,094,237	856,415	4,846,192	(384,730)	2,055,830	39,775,560	3,888,509	—	—
✧✧LVIP Macquarie Bond Fund	167,612,198	1,923,432	48,144,479	(9,285,908)	14,547,330	126,652,573	10,735,998	—	—
✧✧LVIP SSGA Bond Index Fund	144,195,326	2,803,382	23,751,643	(3,232,630)	8,271,485	128,285,920	12,637,762	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	9,201,929	256,913	5,184,501	122,807	240,297	4,637,445	585,462	—	—
Total	$1,868,024,671	$111,585,070	$207,386,927	$525,581	$74,518,283	$1,847,266,678		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$111,585,070
Sales	207,386,927
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,399,030,847
Aggregate unrealized appreciation of investments and derivatives	$509,262,491
Aggregate unrealized depreciation of investments and derivatives	(6,080,071)
Net unrealized appreciation of investments and derivatives	$503,182,420
LVIP U.S. Growth Allocation Managed Risk Fund-9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,847,266,678	$—	$—	$1,847,266,678
Unaffiliated Investment Company	52,909,550	—	—	52,909,550
Total Investments	$1,900,176,228	$—	$—	$1,900,176,228
Derivatives:
Assets:
Futures Contracts	$2,037,039	$—	$—	$2,037,039
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	39,887	95,350
Service Class	2,143,325	7,424,682
Shares reinvested:
Standard Class	—	36,398
Service Class	—	3,264,252
	2,183,212	10,820,682
Shares redeemed:
Standard Class	(60,691)	(93,521)
Service Class	(7,173,410)	(15,321,974)
	(7,234,101)	(15,415,495)
Net decrease	(5,050,889)	(4,594,813)
LVIP U.S. Growth Allocation Managed Risk Fund-10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$2,037,039	Variation margin due from broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(36,228,788)	$4,352,081
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$56,339,315	$—
LVIP U.S. Growth Allocation Managed Risk Fund-11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-12

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Vanguard Allocation Funds

LVIP Vanguard Bond Allocation Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.97%
Fixed Income Funds–99.83%
Vanguard Core Bond Fund	22,749,063	$410,620,588
Vanguard Intermediate-Term Bond ETF	1,975,302	152,769,857
Vanguard Long-Term Bond ETF	2,402,752	167,087,374
Vanguard Mortgage-Backed Securities ETF	3,452,208	159,975,319
Vanguard Short-Term Bond ETF	3,457,035	272,068,654
Vanguard Total International Bond ETF	4,099,590	202,970,701
		1,365,492,493
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	1,979,992	$1,979,992
		1,979,992
Total Investment Companies (Cost $1,492,112,576)		1,367,472,485

TOTAL INVESTMENTS–99.97% (Cost $1,492,112,576)	1,367,472,485
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	372,957
NET ASSETS APPLICABLE TO 146,649,029 SHARES OUTSTANDING–100.00%	$1,367,845,442
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND STANDARD CLASS ($290,086,404 / 31,050,344 Shares)	$9.342
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND SERVICE CLASS ($1,077,759,038 / 115,598,685 Shares)	$9.323
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,516,995,999
Distributable earnings/(accumulated loss)	(149,150,557)
TOTAL NET ASSETS	$1,367,845,442

★Includes $1,968,439 payable for securities purchased, $1,469,096 payable for fund shares redeemed, $13,293 other accrued expenses payable, $527,021 due to manager and affiliates, $11,544 payable for audit fee and $9,315 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-1

LVIP Vanguard Domestic Equity ETF Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.89%
Equity Funds–99.88%
Vanguard Extended Market ETF	169,964	$32,753,763
Vanguard Growth ETF	698,103	306,048,355
Vanguard Russell 3000	466,335	127,192,871
Vanguard S&P 500 ETF	389,187	221,069,892
Vanguard Small-Cap ETF	292,068	69,214,275
Vanguard Total Stock Market ETF	834,868	253,741,431
Vanguard Value ETF	1,461,414	258,290,310
		1,268,310,897
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	118,712	$118,712
		118,712
Total Investment Companies (Cost $1,065,405,645)		1,268,429,609

TOTAL INVESTMENTS–99.89% (Cost $1,065,405,645)	1,268,429,609
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	1,418,249
NET ASSETS APPLICABLE TO 31,639,063 SHARES OUTSTANDING–100.00%	$1,269,847,858
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($664,974,479 / 16,543,744 Shares)	$40.195
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($604,873,379 / 15,095,319 Shares)	$40.070
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$481,852,536
Distributable earnings/(accumulated loss)	787,995,322
TOTAL NET ASSETS	$1,269,847,858

★Includes $26,682 payable for securities purchased, $1,876,732 payable for fund shares redeemed, $15,861 other accrued expenses payable,
$352,223 due to manager and affiliates, $11,544 payable for audit fee and $8,313 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-2

LVIP Vanguard International Equity ETF Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.13%
International Equity Funds–100.13%
Vanguard FTSE All-World ex-US ETF	3,284,958	$220,814,877
Vanguard FTSE Developed Markets ETF	2,672,703	152,370,798
Vanguard FTSE Emerging Markets ETF	2,144,006	106,042,537
Vanguard FTSE European ETF	1,262,830	97,869,325
Vanguard FTSE Pacific ETF	841,104	69,121,927
Vanguard Total International Stock ETF	1,430,651	98,843,677
Total Investment Companies (Cost $567,924,145)		745,063,141

TOTAL INVESTMENTS–100.13% (Cost $567,924,145)	745,063,141
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(981,165)
NET ASSETS APPLICABLE TO 53,322,534 SHARES OUTSTANDING–100.00%	$744,081,976
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($363,087,334 / 25,982,166 Shares)	$13.974
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($380,994,642 / 27,340,368 Shares)	$13.935
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$568,948,681
Distributable earnings/(accumulated loss)	175,133,295
TOTAL NET ASSETS	$744,081,976

★Includes $996,504 payable for fund shares redeemed, $11,980 other accrued expenses payable, $213,941 due to manager and affiliates,
$176,652 due to custodian, $11,544 payable for audit fee and $8,267 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-3

LVIP Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$24,783,398	$7,899,891	$7,623,483
EXPENSES:
Management fees	1,679,455	1,461,156	865,814
Distribution fees-Service Class	1,327,267	701,632	440,290
Shareholder servicing fees	194,817	169,494	100,434
Accounting and administration expenses	81,000	70,789	46,564
Professional fees	29,552	27,928	22,513
Trustees’ fees and expenses	19,620	17,343	9,850
Reports and statements to shareholders	14,646	10,075	8,798
Custodian fees	3,594	14,613	11,475
Consulting fees	2,702	2,687	2,478
Pricing fees	18	26	21
Other	11,751	13,718	8,767
	3,364,422	2,489,461	1,517,004
Less:
Management fees waived	—	(292,231)	(173,163)
Total operating expenses	3,364,422	2,197,230	1,343,841
NET INVESTMENT INCOME	21,418,976	5,702,661	6,279,642
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments	(11,220,418)	839,420	14,703,484
Net change in unrealized appreciation (depreciation) of:
Investments	37,401,472	59,469,852	95,082,153
NET REALIZED AND UNREALIZED GAIN	26,181,054	60,309,272	109,785,637
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,600,030	$66,011,933	$116,065,279
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-4

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,418,976	$46,033,250	$5,702,661	$11,414,247	$6,279,642	$18,808,454
Net realized gain (loss)	(11,220,418)	(8,895,210)	839,420	590,831,869	14,703,484	(1,417,858)
Net change in unrealized appreciation (depreciation)	37,401,472	(20,645,011)	59,469,852	(381,374,779)	95,082,153	5,501,608
Net increase in net assets resulting from operations	47,600,030	16,493,029	66,011,933	220,871,337	116,065,279	22,892,204
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,000,697)	—	(10,071,978)	—	(8,603,964)
Service Class	—	(36,026,445)	—	(8,090,723)	—	(8,122,275)
	—	(46,027,142)	—	(18,162,701)	—	(16,726,239)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,761,249	67,730,852	60,132,227	68,350,117	25,153,466	67,850,872
Service Class	67,060,786	188,609,653	47,249,119	59,485,815	29,272,339	48,466,731
Reinvestment of dividends and distributions:
Standard Class	—	10,000,697	—	10,071,978	—	8,603,964
Service Class	—	36,026,445	—	8,090,723	—	8,122,275
	95,822,035	302,367,647	107,381,346	145,998,633	54,425,805	133,043,842
Cost of shares redeemed:
Standard Class	(27,281,443)	(31,304,431)	(45,390,846)	(83,294,896)	(42,681,622)	(45,876,078)
Service Class	(90,279,386)	(95,972,901)	(49,909,997)	(102,286,557)	(41,787,225)	(47,037,714)
	(117,560,829)	(127,277,332)	(95,300,843)	(185,581,453)	(84,468,847)	(92,913,792)
Increase (decrease) in net assets derived from capital share transactions	(21,738,794)	175,090,315	12,080,503	(39,582,820)	(30,043,042)	40,130,050
NET INCREASE IN NET ASSETS	25,861,236	145,556,202	78,092,436	163,125,816	86,022,237	46,296,015
NET ASSETS:
Beginning of period	1,341,984,206	1,196,428,004	1,191,755,422	1,028,629,606	658,059,739	611,763,724
End of period	$1,367,845,442	$1,341,984,206	$1,269,847,858	$1,191,755,422	$744,081,976	$658,059,739
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-5

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.012	$9.221	$8.981	$10.878	$11.206	$10.766
Income (loss) from investment operations:
Net investment income[2]	0.154	0.354	0.312	0.195	0.160	0.168
Net realized and unrealized gain (loss)	0.176	(0.224)	0.228	(1.649)	(0.303)	0.444
Total from investment operations	0.330	0.130	0.540	(1.454)	(0.143)	0.612
Less dividends and distributions from:
Net investment income	—	(0.339)	(0.300)	(0.195)	(0.158)	(0.164)
Net realized gain	—	—	—	(0.248)	(0.027)	(0.008)
Total dividends and distributions	—	(0.339)	(0.300)	(0.443)	(0.185)	(0.172)
Net asset value, end of period	$9.342	$9.012	$9.221	$8.981	$10.878	$11.206
Total return[3]	3.66%	1.42%	6.00%	(13.37% )	(1.29% )	5.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$290,086	$278,304	$237,906	$199,220	$227,649	$188,656
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.31%	0.30%	0.28%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.31%	0.30%	0.30%	0.31%
Ratio of net investment income to average net assets	3.39% [5]	3.83%	3.41%	2.00%	1.45%	1.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.39% [5]	3.83%	3.41%	2.00%	1.43%	1.45%
Portfolio turnover	5%	4%	4%	10%	88%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-6

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.005	$9.214	$8.976	$10.871	$11.201	$10.763
Income (loss) from investment operations:
Net investment income[2]	0.142	0.330	0.288	0.171	0.132	0.140
Net realized and unrealized gain (loss)	0.176	(0.222)	0.228	(1.648)	(0.304)	0.443
Total from investment operations	0.318	0.108	0.516	(1.477)	(0.172)	0.583
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.278)	(0.170)	(0.131)	(0.137)
Net realized gain	—	—	—	(0.248)	(0.027)	(0.008)
Total dividends and distributions	—	(0.317)	(0.278)	(0.418)	(0.158)	(0.145)
Net asset value, end of period	$9.323	$9.005	$9.214	$8.976	$10.871	$11.201
Total return[3]	3.53%	1.18%	5.73%	(13.58% )	(1.54% )	5.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,077,759	$1,063,680	$958,522	$851,844	$1,030,920	$923,509
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.56%	0.55%	0.53%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.56%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets	3.14% [5]	3.58%	3.16%	1.75%	1.20%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.14% [5]	3.58%	3.16%	1.75%	1.18%	1.20%
Portfolio turnover	5%	4%	4%	10%	88%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-7

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$38.119	$31.738	$25.816	$32.366	$26.296	$22.284
Income (loss) from investment operations:
Net investment income[2]	0.205	0.405	0.394	0.356	0.322	0.331
Net realized and unrealized gain (loss)	1.871	6.606	6.115	(6.431)	6.438	4.081
Total from investment operations	2.076	7.011	6.509	(6.075)	6.760	4.412
Less dividends and distributions from:
Net investment income	—	(0.425)	(0.400)	(0.352)	(0.379)	(0.329)
Net realized gain	—	(0.205)	(0.187)	(0.123)	(0.311)	(0.071)
Total dividends and distributions	—	(0.630)	(0.587)	(0.475)	(0.690)	(0.400)
Net asset value, end of period	$40.195	$38.119	$31.738	$25.816	$32.366	$26.296
Total return[3]	5.45%	22.10%	25.22%	(18.74% )	25.74%	19.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$664,975	$615,074	$516,504	$414,472	$473,107	$372,061
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.26%	0.25%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	1.09% [5]	1.13%	1.37%	1.28%	1.08%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04% [5]	1.08%	1.32%	1.23%	1.03%	1.42%
Portfolio turnover	3%	92%	10%	13%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-8

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$38.048	$31.684	$25.779	$32.314	$26.260	$22.262
Income (loss) from investment operations:
Net investment income[2]	0.158	0.315	0.321	0.286	0.246	0.274
Net realized and unrealized gain (loss)	1.864	6.587	6.098	(6.416)	6.423	4.067
Total from investment operations	2.022	6.902	6.419	(6.130)	6.669	4.341
Less dividends and distributions from:
Net investment income	—	(0.333)	(0.327)	(0.282)	(0.304)	(0.272)
Net realized gain	—	(0.205)	(0.187)	(0.123)	(0.311)	(0.071)
Total dividends and distributions	—	(0.538)	(0.514)	(0.405)	(0.615)	(0.343)
Net asset value, end of period	$40.070	$38.048	$31.684	$25.779	$32.314	$26.260
Total return[3]	5.31%	21.80%	24.91%	(18.95% )	25.42%	19.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$604,873	$576,681	$512,126	$422,918	$531,395	$435,348
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.51%	0.50%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	0.84% [5]	0.88%	1.12%	1.03%	0.83%	1.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79% [5]	0.83%	1.07%	0.98%	0.78%	1.17%
Portfolio turnover	3%	92%	10%	13%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-9

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.839	$11.714	$10.457	$12.901	$12.454	$11.453
Income (loss) from investment operations:
Net investment income[2]	0.122	0.373	0.358	0.293	0.396	0.216
Net realized and unrealized gain (loss)	2.013	0.079	1.249	(2.441)	0.626	1.030
Total from investment operations	2.135	0.452	1.607	(2.148)	1.022	1.246
Less dividends and distributions from:
Net investment income	—	(0.327)	(0.350)	(0.284)	(0.364)	(0.245)
Net realized gain	—	—	—	(0.012)	(0.211)	—
Return of capital	—	—	—	(— )[3]	—	—
Total dividends and distributions	—	(0.327)	(0.350)	(0.296)	(0.575)	(0.245)
Net asset value, end of period	$13.974	$11.839	$11.714	$10.457	$12.901	$12.454
Total return[4]	18.03%	3.86%	15.36%	(16.62% )	8.16%	10.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,087	$323,439	$290,532	$245,817	$265,041	$213,262
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.27%	0.26%	0.26%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.32%	0.31%	0.31%	0.32%
Ratio of net investment income to average net assets	1.94% [6]	3.04%	3.18%	2.66%	2.97%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.89% [6]	2.99%	3.13%	2.61%	2.92%	1.97%
Portfolio turnover	21%	6%	8%	6%	6%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-10

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.820	$11.695	$10.443	$12.883	$12.440	$11.445
Income (loss) from investment operations:
Net investment income[2]	0.106	0.341	0.329	0.265	0.361	0.189
Net realized and unrealized gain (loss)	2.009	0.080	1.245	(2.436)	0.626	1.024
Total from investment operations	2.115	0.421	1.574	(2.171)	0.987	1.213
Less dividends and distributions from:
Net investment income	—	(0.296)	(0.322)	(0.257)	(0.333)	(0.218)
Net realized gain	—	—	—	(0.012)	(0.211)	—
Return of capital	—	—	—	(— )[3]	—	—
Total dividends and distributions	—	(0.296)	(0.322)	(0.269)	(0.544)	(0.218)
Net asset value, end of period	$13.935	$11.820	$11.695	$10.443	$12.883	$12.440
Total return[4]	17.88%	3.62%	15.07%	(16.83% )	7.89%	10.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$380,995	$334,621	$321,232	$282,554	$330,229	$281,429
Ratio of expenses to average net assets[5]	0.51%	0.51%	0.52%	0.51%	0.51%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.57%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets	1.69% [6]	2.79%	2.93%	2.41%	2.72%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.64% [6]	2.74%	2.88%	2.36%	2.67%	1.72%
Portfolio turnover	21%	6%	8%	6%	6%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-11

LVIP Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital  appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds-12

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$57,033	$49,597	$28,979
Legal	8,692	7,559	4,416
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$7,601	$3,770	$4,539
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Vanguard Allocation Funds-13

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LFI	$276,696	$202,310	$119,810
Distribution fees payable to LFD	218,228	120,578	76,619
Printing and mailing fees payable to Lincoln Life	—	—	140
Shareholder servicing fees payable to Lincoln Life	32,097	29,335	17,372
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2025, the LVIP Vanguard International Equity ETF Fund engaged in securities sales of $38,385, which resulted in net realized gains of $732.
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$63,304,830	$52,298,829	$150,078,298
Sales	63,244,628	38,846,659	173,299,338
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,492,112,576	$1,065,405,645	$567,924,145
Aggregate unrealized appreciation of investments	$—	$208,600,264	$177,138,996
Aggregate unrealized depreciation of investments	(124,640,091)	(5,576,300)	—
Net Unrealized Appreciation (Depreciation) of investments	$(124,640,091)	$203,023,964	$177,138,996
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Vanguard Allocation Funds-14

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Investment Companies	$1,367,472,485	$1,268,429,609	$745,063,141
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	3,148,316	7,336,208	1,593,613	1,924,106	1,999,009	5,542,580
Service Class	7,340,493	20,435,077	1,266,627	1,644,405	2,308,104	3,987,745
Shares reinvested:
Standard Class	—	1,111,559	—	265,601	—	729,238
Service Class	—	4,007,391	—	213,893	—	689,460
	10,488,809	32,890,235	2,860,240	4,048,005	4,307,113	10,949,023
Shares redeemed:
Standard Class	(2,978,219)	(3,368,988)	(1,185,397)	(2,328,116)	(3,336,379)	(3,754,879)
Service Class	(9,862,625)	(10,345,705)	(1,327,940)	(2,865,402)	(3,276,319)	(3,834,973)
	(12,840,844)	(13,714,693)	(2,513,337)	(5,193,518)	(6,612,698)	(7,589,852)
Net increase (decrease)	(2,352,035)	19,175,542	346,903	(1,145,513)	(2,305,585)	3,359,171
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Vanguard Allocation Funds-15

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds-16

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Wellington SMID Cap Value Fund

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.92%
Aerospace & Defense–4.26%
Curtiss-Wright Corp.	8,154	$3,983,637
†Ducommun, Inc.	60,095	4,965,650
Moog, Inc. Class A	16,315	2,952,525
†StandardAero, Inc.	130,386	4,126,717
		16,028,529
Automobile Components–0.69%
†Goodyear Tire & Rubber Co.	249,217	2,584,380
		2,584,380
Banks–10.34%
Ameris Bancorp	67,491	4,366,668
Cadence Bank	202,183	6,465,812
Columbia Banking System, Inc.	203,681	4,762,062
SouthState Corp.	69,181	6,366,727
Synovus Financial Corp.	132,520	6,857,910
UMB Financial Corp.	48,315	5,080,805
Webster Financial Corp.	91,591	5,000,869
		38,900,853
Building Products–0.64%
†Hayward Holdings, Inc.	173,423	2,393,237
		2,393,237
Capital Markets–3.78%
Evercore, Inc. Class A	11,085	2,993,172
Stifel Financial Corp.	72,318	7,505,162
TPG, Inc.	70,779	3,712,358
		14,210,692
Chemicals–3.06%
Avient Corp.	122,169	3,947,280
†Axalta Coating Systems Ltd.	89,524	2,657,968
†Ingevity Corp.	114,078	4,915,621
		11,520,869
Communications Equipment–2.23%
†F5, Inc.	15,844	4,663,206
†Viavi Solutions, Inc.	371,817	3,744,197
		8,407,403
Construction & Engineering–0.83%
†Fluor Corp.	61,062	3,130,649
		3,130,649
Construction Materials–0.97%
†James Hardie Industries PLC Sponsored ADR	135,080	3,632,301
		3,632,301
Consumer Finance–2.25%
Ally Financial, Inc.	52,778	2,055,703
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	73,612	$4,204,718
†PRA Group, Inc.	150,440	2,218,990
		8,479,411
Consumer Staples Distribution & Retail–1.84%
†U.S. Foods Holding Corp.	90,011	6,931,747
		6,931,747
Containers & Packaging–1.70%
Silgan Holdings, Inc.	118,413	6,415,616
		6,415,616
Diversified Consumer Services–1.07%
OneSpaWorld Holdings Ltd.	197,384	4,024,660
		4,024,660
Diversified REITs–1.41%
Essential Properties Realty Trust, Inc.	166,562	5,314,993
		5,314,993
Electric Utilities–0.48%
IDACORP, Inc.	15,603	1,801,366
		1,801,366
Electronic Equipment, Instruments & Components–3.18%
Belden, Inc.	44,569	5,161,090
†Flex Ltd.	136,488	6,813,481
		11,974,571
Financial Services–1.72%
Voya Financial, Inc.	91,021	6,462,491
		6,462,491
Food Products–0.92%
†Simply Good Foods Co.	109,818	3,469,151
		3,469,151
Gas Utilities–1.83%
Chesapeake Utilities Corp.	28,773	3,459,090
ONE Gas, Inc.	47,883	3,440,873
		6,899,963
Ground Transportation–1.51%
Ryder System, Inc.	35,667	5,671,053
		5,671,053
Health Care Equipment & Supplies–0.89%
†LivaNova PLC	74,385	3,348,813
		3,348,813
LVIP Wellington SMID Cap Value Fund-1

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.33%
†Acadia Healthcare Co., Inc.	85,201	$1,933,211
†Molina Healthcare, Inc.	10,330	3,077,307
		5,010,518
Health Care REITs–1.07%
American Healthcare REIT, Inc.	109,269	4,014,543
		4,014,543
Hotels, Restaurants & Leisure–1.88%
International Game Technology PLC	98,377	1,555,340
Wyndham Hotels & Resorts, Inc.	68,109	5,531,132
		7,086,472
Household Durables–1.79%
Century Communities, Inc.	49,022	2,760,919
Somnigroup International, Inc.	58,376	3,972,487
		6,733,406
Industrial REITs–1.13%
First Industrial Realty Trust, Inc.	88,684	4,268,361
		4,268,361
Insurance–3.79%
Aegon Ltd.	387,555	2,805,898
Everest Group Ltd.	15,255	5,184,412
Kemper Corp.	96,940	6,256,508
		14,246,818
Interactive Media & Services–0.96%
†Cargurus, Inc.	108,121	3,618,810
		3,618,810
IT Services–1.19%
Amdocs Ltd.	49,011	4,471,764
		4,471,764
Leisure Products–0.84%
†Malibu Boats, Inc. Class A	100,310	3,143,715
		3,143,715
Life Sciences Tools & Services–2.47%
†Evotec SE ADR	361,938	1,520,140
†ICON PLC	25,069	3,646,286
†Qiagen NV	85,953	4,130,901
		9,297,327
Machinery–7.30%
Atmus Filtration Technologies, Inc.	97,686	3,557,724
Flowserve Corp.	56,464	2,955,891
IDEX Corp.	27,576	4,841,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Ingersoll Rand, Inc.	64,807	$5,390,646
JBT Marel Corp.	45,460	5,467,020
†Middleby Corp.	36,449	5,248,656
		27,461,455
Metals & Mining–1.77%
Reliance, Inc.	21,234	6,665,353
		6,665,353
Office REITs–0.52%
Douglas Emmett, Inc.	131,028	1,970,661
		1,970,661
Oil, Gas & Consumable Fuels–4.76%
†Antero Resources Corp.	161,215	6,493,740
Chord Energy Corp.	30,848	2,987,629
Coterra Energy, Inc.	108,928	2,764,593
EQT Corp.	13,080	762,825
Expand Energy Corp.	14,382	1,681,831
Viper Energy, Inc.	84,782	3,232,738
		17,923,356
Pharmaceuticals–1.23%
Perrigo Co. PLC	173,719	4,641,772
		4,641,772
Professional Services–2.90%
†CACI International, Inc. Class A	11,826	5,637,454
TransUnion	59,849	5,266,712
		10,904,166
Residential REITs–1.63%
Camden Property Trust	54,340	6,123,575
		6,123,575
Retail REITs–1.81%
Brixmor Property Group, Inc.	261,777	6,816,673
		6,816,673
Semiconductors & Semiconductor Equipment–2.52%
†Allegro MicroSystems, Inc.	121,009	4,137,298
MKS, Inc.	53,954	5,360,869
		9,498,167
Software–3.18%
Pegasystems, Inc.	30,166	1,632,885
Progress Software Corp.	75,418	4,814,685
†PTC, Inc.	31,940	5,504,540
		11,952,110
Specialty Retail–4.43%
†Boot Barn Holdings, Inc.	17,775	2,701,800
Dick's Sporting Goods, Inc.	32,094	6,348,514
LVIP Wellington SMID Cap Value Fund-2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Five Below, Inc.	19,674	$2,580,835
†Valvoline, Inc.	133,458	5,054,055
		16,685,204
Textiles, Apparel & Luxury Goods–0.95%
Steven Madden Ltd.	149,730	3,590,525
		3,590,525
Trading Companies & Distributors–3.87%
Air Lease Corp.	87,711	5,130,216
Boise Cascade Co.	46,085	4,001,100
WESCO International, Inc.	29,410	5,446,732
		14,578,048
Total Common Stock (Cost $311,340,203)		372,305,547

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.88%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	3,292,721	$3,292,721
Total Money Market Fund (Cost $3,292,721)		3,292,721

TOTAL INVESTMENTS–99.80% (Cost $314,632,924)	375,598,268
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	768,411
NET ASSETS APPLICABLE TO 15,167,052 SHARES OUTSTANDING–100.00%	$376,366,679
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($229,056,501 / 9,197,324 Shares)	$24.905
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($147,310,178 / 5,969,728 Shares)	$24.676
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$320,885,371
Distributable earnings/(accumulated loss)	55,481,308
TOTAL NET ASSETS	$376,366,679

†Non-income producing.

★Includes $87,164 payable for fund shares redeemed, $7,423 other accrued expenses payable, $247,219 due to manager and affiliates, $14,033 payable for audit fee and $12,997 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-3

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$3,240,588
Foreign taxes withheld	(13,619)
3,226,969
EXPENSES:
Management fees	1,387,271
Distribution fees-Service Class	176,796
Shareholder servicing fees	51,309
Accounting and administration expenses	38,442
Custodian fees	24,563
Professional fees	22,154
Reports and statements to shareholders	6,719
Trustees’ fees and expenses	5,399
Consulting fees	2,785
Pricing fees	366
Other	8,619
1,724,423
Less:
Management fees waived	(152,532)
Total operating expenses	1,571,891
NET INVESTMENT INCOME	1,655,078
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(15,160,813)
Net change in unrealized appreciation (depreciation) of investments	315,788
NET REALIZED AND UNREALIZED LOSS	(14,845,025)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,189,947)
See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,655,078	$4,021,017
Net realized gain (loss)	(15,160,813)	40,209,849
Net change in unrealized appreciation (depreciation)	315,788	(1,697,457)
Net increase (decrease) in net assets resulting from operations	(13,189,947)	42,533,409
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(21,994,347)
Service Class	—	(14,847,833)
	—	(36,842,180)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,814,353	22,544,722
Service Class	14,464,975	16,741,769
Reinvestment of dividends and distributions:
Standard Class	—	21,994,347
Service Class	—	14,847,833
	43,279,328	76,128,671
Cost of shares redeemed:
Standard Class	(12,760,879)	(31,423,153)
Service Class	(11,703,964)	(33,878,881)
	(24,464,843)	(65,302,034)
Increase in net assets derived from capital share transactions	18,814,485	10,826,637
NET INCREASE IN NET ASSETS	5,624,538	16,517,866
NET ASSETS:
Beginning of period	370,742,141	354,224,275
End of period	$376,366,679	$370,742,141
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-4

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$25.814	$25.365	$24.760	$31.474	$25.906	$27.575
Income (loss) from investment operations:
Net investment income[2]	0.126	0.320	0.244	0.180	0.139	0.190
Net realized and unrealized gain (loss)	(1.035)	2.862	3.760	(3.536)	7.094	(0.121)
Total from investment operations	(0.909)	3.182	4.004	(3.356)	7.233	0.069
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.240)	(0.200)	(0.152)	(0.182)
Net realized gain	—	(2.391)	(3.159)	(3.158)	(1.513)	(1.533)
Return of capital	—	—	—	—	—	(0.023)
Total dividends and distributions	—	(2.733)	(3.399)	(3.358)	(1.665)	(1.738)
Net asset value, end of period	$24.905	$25.814	$25.365	$24.760	$31.474	$25.906
Total return[3]	(3.52% )	12.32%	17.24%	(10.00% )	28.20%	1.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$229,057	$221,042	$204,882	$168,753	$212,471	$153,274
Ratio of expenses to average net assets	0.80%	0.77%	0.79%	0.79%	0.78%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.86%	0.88%	0.88%	0.87%	0.92%
Ratio of net investment income to average net assets	1.02%	1.21%	0.95%	0.64%	0.46%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	1.12%	0.86%	0.55%	0.37%	0.76%
Portfolio turnover	110%	148%	93%	85%	58%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-5

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$25.609	$25.187	$24.614	$31.316	$25.785	$27.469
Income (loss) from investment operations:
Net investment income[2]	0.094	0.252	0.179	0.109	0.062	0.134
Net realized and unrealized gain (loss)	(1.027)	2.835	3.732	(3.519)	7.057	(0.134)
Total from investment operations	(0.933)	3.087	3.911	(3.410)	7.119	—
Less dividends and distributions from:
Net investment income	—	(0.274)	(0.179)	(0.134)	(0.075)	(0.134)
Net realized gain	—	(2.391)	(3.159)	(3.158)	(1.513)	(1.533)
Return of capital	—	—	—	—	—	(0.017)
Total dividends and distributions	—	(2.665)	(3.338)	(3.292)	(1.588)	(1.684)
Net asset value, end of period	$24.676	$25.609	$25.187	$24.614	$31.316	$25.785
Total return[3]	(3.64% )	12.04%	16.95%	(10.23% )	27.88%	1.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,310	$149,700	$149,343	$132,142	$159,303	$134,098
Ratio of expenses to average net assets	1.05%	1.02%	1.04%	1.04%	1.03%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.11%	1.13%	1.13%	1.12%	1.17%
Ratio of net investment income to average net assets	0.77%	0.96%	0.70%	0.39%	0.21%	0.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.87%	0.61%	0.30%	0.12%	0.51%
Portfolio turnover	110%	148%	93%	85%	58%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-6

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Wellington SMID Cap Value Fund-7

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2025, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $5,744 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP Wellington SMID Cap Value Fund-8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$15,141
Legal	2,308
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,785 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$208,820
Distribution fees payable to LFD	29,478
Printing and mailing fees payable to Lincoln Life	223
Shareholder servicing fees payable to Lincoln Life	8,698
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$412,677,025
Sales	394,044,368
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$314,632,924
Aggregate unrealized appreciation of investments	$67,614,340
Aggregate unrealized depreciation of investments	(6,648,996)
Net unrealized appreciation of investments	$60,965,344
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
LVIP Wellington SMID Cap Value Fund-9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$372,305,547	$—	$—	$372,305,547
Money Market Fund	3,292,721	—	—	3,292,721
Total Investments	$375,598,268	$—	$—	$375,598,268
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,172,188	852,970
Service Class	600,544	647,393
Shares reinvested:
Standard Class	—	814,086
Service Class	—	554,263
	1,772,732	2,868,712
Shares redeemed:
Standard Class	(537,812)	(1,181,354)
Service Class	(476,473)	(1,285,361)
	(1,014,285)	(2,466,715)
Net increase	758,447	401,997
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Wellington SMID Cap Value Fund-10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund-11

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Western Asset Core Bond Fund

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.43%
Federal Home Loan Mortgage Corp. REMICS
*•Series 3973 Class SA 2.07% (6.38% minus 30 day USD SOFR Average) 12/15/41	97,603	$11,235
Series 4793 Class CB 3.00% 5/15/48	126,895	112,024
Series 4793 Class CD 3.00% 6/15/48	84,336	74,408
Series 4813 Class CJ 3.00% 8/15/48	76,884	66,181
*Series 4980 Class KI 4.50% 6/25/50	771,030	173,919
Series 4991 Class QV 2.00% 9/25/45	89,492	77,393
*Series 5010 Class IK 2.50% 9/25/50	119,241	18,476
*Series 5010 Class JI 2.50% 9/25/50	287,493	49,131
*Series 5013 Class IN 2.50% 9/25/50	74,775	12,530
*Series 5018 Class MI 2.00% 10/25/50	225,585	30,509
*Series 5059 Class IB 2.50% 1/25/51	454,433	75,819
Series 5092 Class AP 2.00% 4/25/41	137,905	120,314
*Series 5093 Class IY 4.50% 12/25/50	422,346	99,047
*Series 5118 Class NI 2.00% 2/25/51	694,501	91,809
*Series 5140 Class NI 2.50% 5/25/49	397,639	57,862
*Series 5148 Class BI 2.50% 1/25/49	1,054,714	156,984
*Series 5148 Class CI 2.00% 6/25/49	414,967	51,392
*Series 5159 Class IP 3.00% 11/25/51	644,504	94,103
*Series 5161 IO 2.00% 3/25/51	739,221	107,235
*Series 5179 Class GI 2.50% 1/25/52	806,217	133,959
*Series 5202 Class IN 3.00% 1/25/47	284,770	38,358
Series 5224 Class HL 4.00% 4/25/52	400,000	365,131
*Series 5293 Class CI 2.50% 4/25/51	1,456,518	233,643
*Series 5293 IO 2.00% 3/25/51	855,422	109,897
*Series 5377 IO 2.50% 12/25/51	789,815	100,806
*Series 5389 Class IC 4.50% 11/25/51	436,209	98,564
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2024-1 Class MT 3.00% 11/25/63	371,211	$306,783
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA2 Class M2 6.61% (30 day USD SOFR Average + 2.30%) 8/25/33	178,659	182,573
Series 2021-DNA6 Class M2 5.81% (30 day USD SOFR Average + 1.50%) 10/25/41	716,528	719,202
Series 2022-DNA2 Class M1A 5.61% (30 day USD SOFR Average + 1.30%) 2/25/42	283,573	284,354
Series 2022-DNA3 Class M1B 7.21% (30 day USD SOFR Average + 2.90%) 4/25/42	830,000	854,793
Series 2022-DNA4 Class M1B 7.66% (30 day USD SOFR Average + 3.35%) 5/25/42	990,000	1,028,905
Series 2022-DNA5 Class M1B 8.81% (30 day USD SOFR Average + 4.50%) 6/25/42	240,000	255,039
Series 2024-DNA1 Class M2 6.26% (30 day USD SOFR Average + 1.95%) 2/25/44	470,000	476,740
Series 2025-DNA1 Class M2 5.66% (30 day USD SOFR Average + 1.35%) 1/25/45	1,050,000	1,048,791
*•Federal Home Loan Mortgage Corp. STRIPS
Series 334 Class S7 1.68% (5.99% minus 30 day USD SOFR Average) 8/15/44	167,175	18,935
Series 353 Class S1 1.58% (5.89% minus 30 day USD SOFR Average) 12/15/46	78,664	8,638
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.55%) 10/25/41	202,027	202,673
Series 2022-R03 Class 1M2 7.81% (30 day USD SOFR Average + 3.50%) 3/25/42	240,000	249,343
Series 2023-R01 Class 1M2 8.06% (30 day USD SOFR Average + 3.75%) 12/25/42	760,000	801,703
Series 2023-R06 Class 1M2 7.01% (30 day USD SOFR Average + 2.70%) 7/25/43	997,500	1,030,848
Series 2024-R01 Class 1M2 6.11% (30 day USD SOFR Average + 1.80%) 1/25/44	1,040,000	1,051,116
Series 2024-R02 Class IM2 6.11% (30 day USD SOFR Average + 1.80%) 2/25/44	350,000	353,684
LVIP Western Asset Core Bond Fund-1

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2024-R06 Class 1M2 5.91% (30 day USD SOFR Average + 1.60%) 9/25/44	1,030,000	$1,034,878
*Federal National Mortgage Association Interest STRIPS
Series 427 Class C21 2.00% 3/25/50	746,133	95,730
Series 427 Class C73 3.00% 12/25/48	463,958	76,968
Series 440 Class C50 4.50% 10/25/53	1,796,126	405,289
Series 440 Class C6 2.00% 10/25/52	1,737,281	223,359
Federal National Mortgage Association REMICS
*•Series 2010-100 Class SV 2.21% (6.52% minus 30 day USD SOFR Average) 9/25/40	196,599	21,174
*Series 2012-101 Class BI 4.00% 9/25/27	44	0
Series 2012-118 Class VZ 3.00% 11/25/42	222,200	200,335
*•Series 2013-124 Class SB 1.53% (5.84% minus 30 day USD SOFR Average) 12/25/43	33,378	3,595
*•Series 2013-54 Class BS 1.73% (6.04% minus 30 day USD SOFR Average) 6/25/43	13,803	1,553
Series 2015-65 Class CZ 3.50% 9/25/45	282,021	240,573
*•Series 2016-61 Class BS 1.68% (5.99% minus 30 day USD SOFR Average) 9/25/46	230,006	15,582
*•Series 2017-76 Class SB 1.68% (5.99% minus 30 day USD SOFR Average) 10/25/57	231,118	30,016
*•Series 2017-85 Class SC 1.78% (6.09% minus 30 day USD SOFR Average) 11/25/47	44,648	4,063
Series 2020-47 Class GZ 2.00% 7/25/50	221,016	139,871
Series 2020-56 Class AQ 2.00% 8/25/50	600,000	471,251
*Series 2020-56 Class DI 2.50% 8/25/50	137,288	22,814
Series 2020-57 Class TA 2.00% 4/25/50	373,342	329,211
*Series 2020-61 Class NI 3.50% 9/25/50	551,597	92,776
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*Series 2020-73 Class KI 3.00% 10/25/50	125,844	$22,639
*Series 2021-1 Class IG 2.50% 2/25/51	369,200	63,822
Series 2021-28 Class LB 2.00% 4/25/51	333,707	273,170
*Series 2021-3 Class NI 2.50% 2/25/51	645,789	99,475
*Series 2021-3 Class QI 2.50% 2/25/51	483,960	77,650
*Series 2021-43 IO 2.50% 6/25/51	817,770	127,262
*Series 2021-44 Class MI 2.50% 7/25/51	169,281	29,946
*Series 2021-61 Class KI 2.50% 4/25/49	813,885	121,322
Series 2021-65 Class JA 2.00% 1/25/46	126,119	111,841
*Series 2021-77 Class WI 3.00% 8/25/50	612,419	99,844
*Series 2022-22 IO 2.50% 10/25/51	1,259,095	217,159
Series 2022-29 Class KZ 1.50% 6/25/42	418,922	307,250
*Series 2022-86 IO 2.50% 5/25/50	506,897	71,585
*Series 2023-2 Class CI 2.00% 10/25/50	1,706,261	217,949
*Series 2024-5 Class DI 3.00% 10/25/51	988,600	177,350
Government National Mortgage Association
•Series 2013-107 Class AD 2.79% 11/16/47	91,465	84,254
*•Series 2013-50 IO 0.06% 10/16/48	941,494	2,452
*•Series 2013-74 IO 0.48% 12/16/53	699,952	7,275
*•Series 2017-145 IO 0.50% 4/16/57	368,354	10,026
*•Series 2017-157 IO 0.52% 12/16/59	192,795	5,907
*•Series 2017-8 IO 0.44% 8/16/58	274,328	5,847
*•Series 2020-109 Class AI 0.84% 5/16/60	492,113	28,740
*•Series 2020-184 IO 0.91% 11/16/60	628,307	41,364
*•Series 2020-68 IO 1.61% 5/16/60	2,478,154	260,178
*•Series 2021-110 IO 0.87% 11/16/63	1,097,624	73,604
*•Series 2021-133 IO 0.88% 7/16/63	1,199,525	80,394
*•Series 2021-37 IO 0.80% 1/16/61	632,062	36,062
LVIP Western Asset Core Bond Fund-2

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association (continued)
*•Series 2021-60 IO 0.83% 5/16/63	522,943	$29,854
*•Series 2021-68 IO 0.87% 10/16/62	602,999	36,233
•Series 2022-196 Class BE 3.00% 10/16/64	300,000	204,890
*•Series 2022-210 IO 0.70% 7/16/64	377,838	23,811
*•Series 2022-216 IO 0.75% 7/16/65	391,386	23,633
•Series 2022-220 Class E 3.00% 10/16/64	200,000	138,739
*•Series 2022-3 IO 0.64% 2/16/61	1,496,983	73,534
*•Series 2022-59 IO 0.57% 2/16/62	753,800	31,631
Series 2023-92 Class AH 2.00% 6/16/64	1,289,035	966,314
*•Series 2023-92 Class IA 0.61% 6/16/64	1,388,191	76,305
Government National Mortgage Association REMICS
*•Series 2007-51 Class SG 2.15% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	25,182	2,521
*Series 2013-53 Class OI 3.50% 4/20/43	82,060	10,451
*•Series 2016-135 Class SB 1.67% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	130,994	18,683
*•Series 2016-21 Class ST 1.72% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	218,233	26,627
*Series 2016-84 Class IG 4.50% 11/16/45	344,288	66,767
*•Series 2017-H11 IO 2.28% 5/20/67	5,623,820	198,671
•Series 2017-H14 Class FK 4.12% (1 yr. CMT + 0.20%) 5/20/67	9,235	9,187
*•Series 2017-H22 Class IC 2.94% 11/20/67	149,539	5,667
•Series 2018-H13 Class FC 4.75% (1 mo. USD Term SOFR + 0.41%) 7/20/68	46,576	46,325
•Series 2019-H13 Class FT 4.37% (1 yr. CMT + 0.45%) 8/20/69	9,533	9,513
*Series 2020-123 Class IL 2.50% 8/20/50	56,892	8,061
*Series 2020-123 Class NI 2.50% 8/20/50	261,139	38,015
*Series 2020-127 Class IN 2.50% 8/20/50	125,677	18,563
*Series 2020-129 Class IE 2.50% 9/20/50	65,383	9,441
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-160 Class IH 2.50% 10/20/50	68,589	$10,210
*Series 2020-160 Class VI 2.50% 10/20/50	67,152	9,719
*Series 2020-173 Class MI 2.50% 11/20/50	1,541,530	224,531
*Series 2020-181 Class WI 2.00% 12/20/50	752,550	89,909
*Series 2020-47 Class MI 3.50% 4/20/50	206,417	38,740
*Series 2020-47 Class NI 3.50% 4/20/50	58,490	11,284
•Series 2020-H13 Class FA 4.90% (1 mo. USD Term SOFR + 0.56%) 7/20/70	60,973	60,239
*•Series 2021-108 IO 0.97% 6/16/61	3,161,120	227,262
*Series 2021-138 Class IK 3.00% 7/20/51	800,332	115,407
*Series 2021-191 Class NI 3.00% 10/20/51	168,366	33,278
Series 2021-223 Class P 2.00% 6/20/51	293,210	259,353
Series 2022-139 Class AL 4.00% 7/20/51	500,000	455,019
Series 2022-189 Class PT 2.50% 10/20/51	249,398	204,685
Series 2022-24 Class AH 2.50% 2/20/52	146,647	125,509
*Series 2022-81 Class CI 3.00% 9/20/50	690,635	105,511
Series 2022-9 Class GA 2.00% 1/20/52	288,410	235,551
Series 2022-99 Class JW 2.50% 1/20/52	100,000	78,150
*Series 2023-130 IO 4.00% 8/20/47	1,400,888	255,980
Total Agency Collateralized Mortgage Obligations (Cost $22,640,149)		22,112,027
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.48%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058 Class X1 1.02% 8/25/26	5,926,129	48,683
Series K094 Class X1 1.01% 6/25/29	682,235	20,047
Series K094 Class XAM 1.28% 6/25/29	1,150,000	47,150
Series K095 Class XAM 1.38% 6/25/29	300,000	13,577
Series K101 Class X1 0.94% 10/25/29	291,968	8,746
LVIP Western Asset Core Bond Fund-3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Series K104 Class XAM 1.50% 1/25/30	600,000	$33,196
Series K105 Class X1 1.64% 1/25/30	1,671,765	94,955
Series K110 Class X1 1.76% 4/25/30	1,776,996	112,056
Series K115 Class X1 1.42% 6/25/30	690,380	37,258
Series K116 Class X1 1.52% 7/25/30	1,275,831	72,681
Series K124 Class X1 0.81% 12/25/30	694,110	22,495
Series K128 Class X1 0.61% 3/25/31	1,973,417	46,603
Series K130 Class X1 1.14% 6/25/31	2,885,151	144,705
Series K131 Class X1 0.83% 7/25/31	2,388,167	87,469
Series K133 Class X1 0.44% 9/25/31	3,768,248	69,885
Series K142 Class X1 0.40% 3/25/32	1,596,247	28,573
Series K143 Class X1 0.45% 4/25/55	1,692,564	35,836
Series K145 Class X1 0.43% 5/25/32	1,892,399	38,007
Series K147 Class X1 0.49% 6/25/32	2,687,359	63,433
Series K148 Class X1 0.39% 7/25/32	5,788,916	100,533
Series K149 Class X1 0.40% 8/25/32	2,686,158	50,556
Series K-151 Class X1 0.33% 10/25/32	4,790,546	68,513
Series K-1511 Class X1 0.93% 3/25/34	583,296	26,537
Series K-1520 Class X1 0.58% 2/25/36	1,188,953	41,862
Series K-157 Class X1 0.42% 5/25/33	2,199,218	44,672
Series K737 Class X1 0.72% 10/25/26	1,708,700	9,838
Series K741 Class X1 0.64% 12/25/27	690,266	7,806
Series K742 Class X1 0.86% 3/25/28	1,476,018	16,725
Series K743 Class X1 1.01% 5/25/28	982,333	22,426
Series KC05 Class X1 1.34% 6/25/27	324,004	3,823
Federal National Mortgage Association-ACES
Series 2016-M11 Class AL 2.94% 7/25/39	30,212	28,637
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
Series 2018-M15 Class 1A2 3.70% 1/25/36	300,000	$285,409
*•Government National Mortgage Association
Series 2021-11 Class IX 1.16% 12/16/62	3,020,279	248,312
Series 2021-63 IO 0.82% 4/16/61	3,351,429	199,437
Series 2021-94 IO 0.83% 2/16/63	3,209,295	202,166
Total Agency Commercial Mortgage-Backed Securities (Cost $2,337,980)		2,382,607
AGENCY MORTGAGE-BACKED SECURITIES–29.24%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	644,643	537,924
1.50% 5/1/41	719,618	596,019
1.50% 7/1/41	511,510	424,203
1.50% 10/1/41	722,272	596,631
1.50% 11/1/41	76,070	62,814
2.00% 9/1/40	106,220	91,982
2.00% 10/1/40	300,296	260,544
2.00% 3/1/41	528,556	455,271
2.00% 6/1/41	69,717	60,129
2.00% 7/1/41	275,160	237,349
2.00% 8/1/41	215,882	186,147
2.00% 9/1/41	790,536	678,382
2.00% 10/1/41	364,742	313,678
2.00% 11/1/41	210,322	181,287
2.00% 12/1/41	533,884	458,446
2.00% 1/1/42	1,190,476	1,023,432
2.00% 2/1/42	461,822	396,820
2.00% 4/1/42	816,734	701,839
2.00% 7/1/50	474,576	378,128
2.00% 11/1/50	204,522	164,681
2.00% 2/1/51	839,543	674,901
2.00% 3/1/51	394,334	316,795
2.00% 4/1/51	120,696	97,428
2.00% 5/1/51	1,959,127	1,564,527
2.00% 6/1/51	227,217	182,183
2.00% 11/1/51	81,325	64,958
2.50% 3/1/42	153,055	136,305
2.50% 4/1/42	78,411	69,489
2.50% 7/1/50	338,696	285,392
2.50% 10/1/50	297,369	252,114
2.50% 11/1/50	869,403	734,696
2.50% 12/1/50	932,679	785,642
2.50% 2/1/51	312,334	265,040
2.50% 7/1/51	70,350	59,310
2.50% 8/1/51	738,198	620,003
2.50% 9/1/51	77,710	65,340
2.50% 11/1/51	1,706,576	1,441,634
2.50% 1/1/52	2,602,300	2,190,347
2.50% 2/1/52	317,235	266,427
LVIP Western Asset Core Bond Fund-4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 4/1/52	1,945,251	$1,638,103
3.00% 9/1/32	26,245	25,516
3.00% 10/1/32	13,826	13,432
3.00% 10/1/33	9,687	9,343
3.00% 7/1/42	159,666	145,308
3.00% 9/1/42	241,304	219,605
3.00% 1/1/47	470,370	420,419
3.00% 9/1/49	79,930	70,666
3.00% 11/1/49	78,875	69,782
3.00% 6/1/50	295,043	255,984
3.00% 6/1/51	126,085	110,831
3.00% 10/1/51	77,453	68,111
3.00% 11/1/51	40,388	35,179
3.00% 1/1/52	2,775,300	2,436,409
3.00% 2/1/52	83,812	72,723
3.00% 3/1/52	158,130	138,306
3.00% 4/1/52	313,241	274,023
3.00% 8/1/52	2,379,251	2,094,663
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	598,523	586,877
•3.10% (1 yr. USD RFUCCT + 1.62%) 2/1/50	346,583	346,552
3.50% 1/1/38	229,756	220,922
3.50% 12/1/50	248,693	228,174
3.50% 1/1/52	71,125	64,525
•3.52% (1 yr. USD RFUCCT + 1.62%) 11/1/47	203,501	206,734
4.00% 7/1/49	952,686	902,040
4.00% 7/1/50	88,143	83,763
4.00% 4/1/52	615,505	577,133
4.00% 2/1/53	403,709	380,320
4.50% 10/1/35	28,115	28,028
4.50% 3/1/47	75,787	74,966
4.50% 1/1/51	144,384	139,529
4.50% 7/1/52	235,169	226,188
4.50% 10/1/52	16,730	16,036
4.50% 11/1/52	503,010	483,803
4.50% 12/1/52	160,596	154,462
5.00% 7/1/52	592,458	583,436
5.00% 9/1/52	80,141	78,932
5.00% 11/1/52	323,309	318,417
5.00% 12/1/52	78,014	76,674
5.00% 1/1/53	243,216	240,502
5.00% 3/1/53	242,691	239,583
5.00% 4/1/53	672,470	665,356
5.00% 2/1/55	3,311,235	3,265,585
5.50% 12/1/52	83,182	83,900
5.50% 1/1/53	71,273	71,888
5.50% 3/1/53	176,654	177,670
5.50% 4/1/53	155,416	155,849
5.50% 5/1/53	320,012	321,847
5.50% 6/1/53	255,470	257,674
5.50% 7/1/53	165,922	166,804
5.50% 8/1/53	427,672	430,315
5.50% 9/1/53	174,129	175,172
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50% 4/1/54	2,717,426	$2,724,187
6.00% 12/1/52	351,232	358,147
6.00% 8/1/53	3,588,486	3,654,091
6.00% 10/1/53	1,535,090	1,572,702
6.00% 4/1/54	177,493	180,751
6.50% 1/1/53	120,949	125,851
6.50% 2/1/53	206,437	214,982
6.50% 4/1/53	132,683	138,175
6.50% 5/1/53	295,962	308,531
6.50% 11/1/53	730,997	760,834
6.50% 2/1/54	238,435	247,188
6.50% 4/1/54	177,617	183,888
Federal National Mortgage Association
1.50% 11/1/41	455,631	374,540
1.50% 2/1/42	366,422	303,698
2.00% 10/1/40	1,491,770	1,302,642
2.00% 6/1/41	70,501	60,806
2.00% 9/1/41	285,422	246,019
2.00% 10/1/41	218,610	188,438
2.00% 11/1/41	219,573	188,127
2.00% 12/1/41	674,813	581,022
2.00% 1/1/42	908,882	783,217
2.00% 2/1/42	680,778	585,380
2.00% 3/1/42	76,667	65,852
2.00% 4/1/42	157,983	135,551
2.00% 5/1/42	177,495	151,329
2.00% 8/1/42	910,294	782,324
2.00% 8/1/50	53,083	42,653
2.00% 9/1/50	533,244	426,208
2.00% 10/1/50	321,859	257,511
2.00% 2/1/51	917,117	736,856
2.00% 3/1/51	768,558	617,221
2.00% 4/1/51	127,495	102,470
2.00% 5/1/51	673,653	535,935
2.00% 8/1/51	388,296	310,269
2.00% 10/1/51	1,537,466	1,223,562
2.00% 11/1/51	151,906	122,088
2.00% 1/1/52	577,384	461,451
2.00% 2/1/52	155,631	125,194
2.00% 3/1/52	426,473	341,889
2.50% 9/1/36	79,847	74,091
2.50% 3/1/38	224,768	208,651
2.50% 11/1/40	152,513	138,254
2.50% 3/1/41	129,402	115,995
2.50% 4/1/41	269,022	241,038
2.50% 5/1/41	281,203	251,600
2.50% 11/1/41	372,777	332,512
2.50% 2/1/42	213,910	190,701
2.50% 3/1/42	225,402	200,806
2.50% 4/1/42	232,519	204,483
2.50% 5/1/42	78,655	69,680
2.50% 9/1/42	84,046	74,988
2.50% 6/1/50	52,846	44,391
2.50% 10/1/50	495,674	417,223
LVIP Western Asset Core Bond Fund-5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 11/1/50	141,693	$119,314
2.50% 12/1/50	61,178	51,469
2.50% 1/1/51	330,483	278,043
2.50% 2/1/51	99,930	84,074
2.50% 3/1/51	63,851	53,825
2.50% 5/1/51	195,079	164,624
2.50% 6/1/51	187,309	157,840
2.50% 7/1/51	353,939	299,325
2.50% 8/1/51	208,880	175,914
2.50% 9/1/51	213,988	180,331
2.50% 10/1/51	584,701	491,722
2.50% 11/1/51	67,228	56,450
2.50% 12/1/51	598,891	502,738
2.50% 1/1/52	2,329,177	1,943,695
2.50% 2/1/52	1,098,494	923,462
2.50% 3/1/52	235,549	198,178
2.50% 5/1/52	1,978,263	1,655,335
2.50% 9/1/61	304,477	241,695
2.95% 7/1/27	340,852	332,983
3.00% 7/1/35	54,608	51,795
3.00% 2/1/36	136,798	129,940
3.00% 4/1/36	100,505	95,502
3.00% 7/1/36	228,102	216,368
3.00% 8/1/36	376,758	357,243
3.00% 10/1/36	256,316	242,792
3.00% 4/1/38	85,164	81,934
3.00% 6/1/38	115,771	109,615
3.00% 9/1/40	36,119	33,654
3.00% 1/1/41	57,693	54,405
3.00% 3/1/42	70,066	63,192
3.00% 5/1/42	159,452	145,059
3.00% 6/1/42	239,433	216,529
3.00% 6/1/43	15,449	13,899
3.00% 7/1/43	50,846	45,746
3.00% 10/1/43	41,816	37,612
3.00% 1/1/45	70,607	63,623
3.00% 10/1/46	164,080	146,426
3.00% 12/1/46	93,488	83,553
3.00% 1/1/47	1,301,314	1,166,422
3.00% 2/1/47	511,484	459,816
3.00% 11/1/48	72,456	65,184
3.00% 4/1/50	313,763	277,029
3.00% 10/1/50	129,657	113,985
3.00% 11/1/50	310,408	271,570
3.00% 5/1/51	2,649,740	2,335,200
3.00% 6/1/51	61,229	54,188
3.00% 8/1/51	318,736	281,396
3.00% 10/1/51	67,714	59,748
3.00% 11/1/51	1,952,526	1,715,100
3.00% 12/1/51	142,530	125,066
3.00% 1/1/52	1,505,160	1,315,439
3.00% 2/1/52	151,328	132,874
3.00% 3/1/52	1,406,400	1,237,373
3.00% 4/1/52	315,922	275,943
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 5/1/52	416,120	$360,692
3.50% 4/1/32	262,688	258,882
3.50% 12/1/34	71,182	69,202
3.50% 1/1/35	41,356	40,192
3.50% 2/1/37	33,119	31,991
3.50% 12/1/37	29,885	28,595
3.50% 8/1/39	39,398	37,973
3.50% 2/1/40	109,721	105,195
3.50% 12/1/42	27,096	25,416
3.50% 3/1/43	176,972	166,580
3.50% 11/1/44	1,574,860	1,465,282
3.50% 12/1/46	208,676	195,757
3.50% 12/1/47	457,113	419,637
3.50% 11/1/48	716,210	661,814
3.50% 12/1/51	71,624	65,543
3.50% 1/1/52	146,404	133,766
3.50% 3/1/52	74,981	68,094
3.50% 4/1/52	301,690	273,978
3.50% 5/1/52	1,593,927	1,448,522
4.00% 11/1/42	136,715	131,846
4.00% 4/1/44	275,753	264,990
4.00% 10/1/44	1,562,129	1,486,193
4.00% 12/1/44	78,396	75,369
4.00% 5/1/47	201,527	190,587
4.00% 10/1/48	123,079	115,962
4.00% 1/1/49	145,857	138,124
4.00% 4/1/52	463,057	434,188
4.00% 7/1/52	497,725	464,149
4.00% 6/1/57	213,564	199,075
4.27% 10/1/32	96,010	94,727
4.50% 6/1/39	112,399	112,144
4.50% 10/1/43	140,052	139,618
4.50% 3/1/46	189,538	186,535
4.50% 6/1/48	64,793	63,243
4.50% 7/1/48	94,773	92,158
4.50% 8/1/48	150,385	146,220
4.50% 11/1/48	85,142	82,784
4.50% 7/1/49	49,381	47,719
4.50% 9/1/49	461,092	448,350
4.50% 1/1/50	731,904	722,928
4.50% 3/1/50	76,224	74,825
4.50% 5/1/50	96,472	93,314
4.50% 9/1/51	59,155	57,101
4.50% 8/1/52	647,522	620,524
4.50% 9/1/52	242,025	233,322
4.50% 11/1/52	174,798	167,780
4.50% 1/1/53	157,955	152,019
4.50% 9/1/57	279,880	267,828
4.50% 8/1/58	276,446	264,544
4.50% 1/1/59	37,660	35,934
5.00% 9/1/48	157,943	156,303
5.00% 9/1/49	211,474	211,281
5.00% 6/1/52	150,695	149,083
5.00% 7/1/52	375,679	373,687
LVIP Western Asset Core Bond Fund-6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 11/1/52	205,719	$202,626
5.00% 1/1/53	82,457	81,708
5.00% 2/1/53	170,567	168,003
5.00% 4/1/53	78,363	77,625
5.50% 6/1/41	43,341	44,484
5.50% 5/1/44	662,258	685,400
5.50% 1/1/53	315,029	315,940
5.50% 2/1/53	78,317	78,993
5.50% 4/1/53	244,580	246,690
5.50% 5/1/53	338,032	339,407
5.50% 8/1/53	253,596	255,055
5.50% 9/1/53	699,046	704,661
5.50% 9/1/54	1,937,932	1,940,934
6.00% 10/1/39	75,981	79,264
6.00% 7/1/41	139,993	146,746
6.00% 1/1/53	74,245	75,465
6.00% 5/1/53	246,340	252,316
6.00% 6/1/53	1,569,716	1,608,347
6.00% 7/1/53	491,708	504,283
6.50% 11/1/52	69,892	72,942
6.50% 1/1/53	423,897	442,393
6.50% 2/1/53	63,632	66,130
6.50% 12/1/53	231,711	240,306
6.50% 1/1/54	162,741	169,161
6.50% 3/1/54	165,065	171,187
6.50% 6/1/54	322,010	332,685
Government National Mortgage Association
2.00% 8/20/50	108,328	88,262
2.00% 10/20/50	2,031,495	1,654,768
2.00% 12/20/50	1,594,710	1,295,680
2.00% 1/20/51	1,541,713	1,255,868
2.00% 2/20/51	1,879,256	1,519,810
2.00% 3/20/51	604,877	484,549
2.00% 4/20/51	567,080	449,968
2.50% 10/20/49	191,473	163,746
2.50% 12/20/50	195,406	164,448
2.50% 1/20/51	105,668	89,893
2.50% 2/20/51	75,572	64,267
2.50% 5/20/51	502,600	426,838
2.50% 6/20/51	72,463	61,147
2.50% 7/20/51	207,516	174,807
2.50% 8/20/51	141,426	119,382
2.50% 10/20/51	649,356	548,498
2.50% 11/20/51	72,303	60,969
2.50% 12/20/51	594,311	498,416
3.00% 9/15/42	89,485	81,131
3.00% 10/15/42	11,833	10,728
3.00% 1/20/46	12,912	11,597
3.00% 8/20/46	83,748	75,184
3.00% 11/20/46	45,586	40,877
3.00% 2/20/47	17,412	15,612
3.00% 9/20/47	58,489	52,352
3.00% 2/20/48	3,788	3,397
3.00% 1/20/50	214,650	187,032
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 3/20/50	164,025	$143,316
3.00% 2/20/51	1,888,983	1,676,270
3.00% 11/20/51	224,589	197,350
3.00% 2/20/52	607,425	534,108
3.00% 3/20/52	1,940,043	1,705,797
3.00% 4/20/52	543,437	474,944
3.50% 4/20/45	48,860	45,481
3.50% 11/20/45	54,974	51,160
3.50% 1/20/46	32,819	30,542
3.50% 3/20/46	151,618	140,727
3.50% 4/20/46	93,066	86,610
3.50% 5/20/46	35,038	32,608
3.50% 6/20/46	59,920	55,733
3.50% 7/20/46	36,308	33,754
3.50% 9/20/46	13,281	12,332
3.50% 9/20/47	522,577	481,091
3.50% 10/20/47	83,515	76,636
3.50% 2/20/48	321,050	292,840
3.50% 9/20/48	1,431,432	1,320,694
3.50% 10/20/48	24,163	22,271
3.50% 11/20/48	298,415	274,878
3.50% 10/20/49	21,567	19,617
3.50% 2/20/50	25,845	23,509
3.50% 5/15/50	67,942	62,053
3.50% 3/20/52	84,653	75,742
3.50% 6/20/52	65,429	58,703
4.00% 10/20/44	7,019	6,668
4.00% 8/20/46	127,820	121,081
4.00% 2/20/47	49,951	47,068
4.00% 6/20/47	307,356	289,723
4.00% 9/20/47	195,900	184,661
4.00% 11/20/47	94,193	88,789
4.00% 12/20/47	46,773	44,043
4.00% 2/20/48	130,030	121,323
4.00% 3/20/48	420,350	396,228
4.00% 4/20/48	25,933	24,381
4.00% 5/20/48	46,608	44,048
4.00% 8/20/48	121,624	114,607
4.00% 9/20/48	30,450	28,703
4.00% 2/20/49	230,974	217,722
4.00% 3/20/49	70,782	66,720
4.00% 4/20/49	59,242	56,227
4.00% 10/20/49	25,275	23,731
4.00% 11/20/49	174,306	163,658
4.00% 1/20/50	30,017	27,629
4.00% 2/20/50	135,249	127,148
4.00% 4/20/50	75,561	70,586
4.00% 6/20/52	159,107	148,551
4.00% 8/20/52	162,722	152,045
4.00% 10/20/52	331,329	310,253
4.50% 7/20/32	2,322	2,295
4.50% 6/20/34	424	420
4.50% 2/20/40	1,984	1,969
4.50% 8/20/45	2,695	2,634
LVIP Western Asset Core Bond Fund-7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.50% 8/20/47	55,301	$53,986
4.50% 4/20/48	89,274	87,149
4.50% 5/20/48	7,889	7,701
4.50% 6/20/48	114,909	112,079
4.50% 8/20/48	411,443	400,801
4.50% 10/20/48	81,029	78,867
4.50% 12/20/48	156,823	153,258
4.50% 1/20/49	166,432	162,591
4.50% 2/20/49	145,952	142,530
4.50% 3/20/49	307,566	300,356
4.50% 2/20/50	226,902	220,478
4.50% 3/20/50	28,902	28,063
4.50% 5/20/50	328,059	318,432
4.50% 11/20/50	156,653	152,475
4.50% 12/20/50	29,206	28,352
4.50% 8/20/52	244,404	234,805
4.50% 9/20/52	312,237	300,164
4.50% 11/20/52	82,393	79,514
5.00% 5/20/48	31,029	30,972
5.00% 6/20/48	23,354	23,386
5.00% 9/20/48	39,630	39,552
5.00% 10/20/48	169,471	169,507
5.00% 11/20/48	74,477	74,328
5.00% 12/20/48	107,682	107,672
5.00% 1/20/49	115,815	115,959
5.00% 4/20/49	69,098	69,080
5.00% 9/20/49	64,838	64,718
5.00% 11/20/49	41,224	41,148
5.00% 1/20/50	60,331	60,220
5.00% 8/20/52	1,709,071	1,688,021
5.00% 9/20/52	160,826	159,138
5.00% 10/20/52	236,438	233,526
5.00% 12/20/52	80,363	79,411
5.00% 1/20/53	239,528	237,168
5.00% 5/20/53	1,067,341	1,056,823
5.00% 8/20/53	1,009,616	998,173
5.50% 11/20/52	148,737	150,342
5.50% 1/20/53	579,898	583,980
5.50% 2/20/53	309,571	311,290
5.50% 3/20/53	630,602	634,916
5.50% 5/20/53	1,404,956	1,408,959
5.50% 7/20/53	167,968	169,642
5.50% 8/20/53	689,690	696,131
6.00% 7/20/53	86,467	88,769
6.00% 9/20/53	863,661	888,295
6.00% 1/20/54	2,039,845	2,107,036
6.00% 2/20/54	2,078,198	2,141,871
6.50% 9/20/53	142,141	148,166
6.50% 11/20/53	69,178	72,015
6.50% 1/20/54	2,279,185	2,372,256
Total Agency Mortgage-Backed Securities (Cost $151,977,739)		146,027,815
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–29.00%
Aerospace & Defense–1.05%
Boeing Co.
2.70% 2/1/27	210,000	$204,108
2.80% 3/1/27	80,000	77,661
3.10% 5/1/26	60,000	59,203
3.20% 3/1/29	200,000	190,379
3.25% 2/1/35	320,000	269,515
3.75% 2/1/50	30,000	21,186
5.15% 5/1/30	260,000	264,706
6.86% 5/1/54	80,000	87,577
General Dynamics Corp.
4.25% 4/1/40	10,000	8,982
4.25% 4/1/50	160,000	134,601
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	136,966
Lockheed Martin Corp.
4.15% 6/15/53	920,000	730,105
4.50% 5/15/36	200,000	192,251
5.20% 2/15/64	90,000	83,093
Northrop Grumman Corp.
3.25% 1/15/28	160,000	156,313
5.25% 5/1/50	1,060,000	993,358
RTX Corp.
2.25% 7/1/30	180,000	162,651
3.13% 7/1/50	480,000	318,210
3.95% 8/16/25	230,000	229,721
4.13% 11/16/28	310,000	308,749
4.50% 6/1/42	120,000	106,215
6.00% 3/15/31	460,000	494,238
		5,229,788
Agriculture–0.74%
Altria Group, Inc.
2.45% 2/4/32	410,000	353,616
3.40% 2/4/41	190,000	140,946
4.80% 2/14/29	27,000	27,299
5.80% 2/14/39	130,000	131,712
5.95% 2/14/49	370,000	367,948
6.20% 2/14/59	158,000	158,146
6.88% 11/1/33	650,000	725,475
BAT Capital Corp.
3.56% 8/15/27	185,000	182,033
3.73% 9/25/40	180,000	142,086
4.54% 8/15/47	270,000	218,112
6.25% 8/15/55	130,000	131,667
7.08% 8/2/53	70,000	77,970
Philip Morris International, Inc.
2.10% 5/1/30	250,000	225,213
4.50% 3/20/42	560,000	493,334
4.88% 2/13/29	130,000	132,294
5.13% 2/13/31	30,000	30,898
5.25% 2/13/34	100,000	101,994
LVIP Western Asset Core Bond Fund-8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. 5.85% 8/15/45	50,000	$48,240
		3,688,983
Airlines–0.11%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	56,668	56,531
4.75% 10/20/28	500,000	501,159
		557,690
Apparel–0.09%
NIKE, Inc.
2.85% 3/27/30	380,000	357,982
3.25% 3/27/40	100,000	79,834
		437,816
Auto Manufacturers–0.08%
Ford Motor Co. 6.10% 8/19/32	270,000	269,621
General Motors Co.
5.60% 10/15/32	70,000	71,125
6.75% 4/1/46	41,000	41,864
		382,610
Banks–8.56%
Bank of America Corp.
μ1.90% 7/23/31	410,000	360,256
μ2.57% 10/20/32	670,000	590,512
μ2.59% 4/29/31	240,000	219,408
μ2.97% 2/4/33	1,070,000	958,171
μ3.59% 7/21/28	890,000	876,338
μ3.97% 3/5/29	480,000	474,690
μ3.97% 2/7/30	280,000	275,606
μ4.08% 3/20/51	1,160,000	921,210
4.25% 10/22/26	810,000	808,525
μ4.33% 3/15/50	230,000	191,012
4.45% 3/3/26	1,221,000	1,219,702
5.00% 1/21/44	40,000	37,793
μBank of Montreal 3.80% 12/15/32	70,000	68,180
μBank of Nova Scotia 4.59% 5/4/37	180,000	170,358
μBarclays PLC 4.97% 5/16/29	450,000	454,704
BNP Paribas SA
4.40% 8/14/28	430,000	428,610
μ5.13% 1/13/29	650,000	659,786
μ5.20% 1/10/30	300,000	305,114
μ5.89% 12/5/34	790,000	837,244
μCaixaBank SA 4.89% 7/3/31	500,000	501,968
Citigroup, Inc.
μ2.52% 11/3/32	240,000	209,842
μ2.57% 6/3/31	1,010,000	915,981
μ3.79% 3/17/33	390,000	364,562
4.45% 9/29/27	2,380,000	2,382,284
4.65% 7/23/48	490,000	423,729
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ4.66% 5/24/28	90,000	$90,331
4.75% 5/18/46	150,000	128,022
μ4.91% 5/24/33	620,000	618,611
6.13% 8/25/36	250,000	258,624
8.13% 7/15/39	10,000	12,592
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	246,708
μ3.76% 4/6/33	250,000	233,309
4.38% 8/4/25	860,000	859,583
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	950,000	839,468
μ2.91% 7/21/42	180,000	128,886
μ3.21% 4/22/42	80,000	59,832
3.50% 11/16/26	840,000	830,174
μ3.62% 3/15/28	90,000	88,743
μ3.69% 6/5/28	720,000	709,766
μ4.22% 5/1/29	560,000	556,808
4.25% 10/21/25	500,000	499,387
4.75% 10/21/45	260,000	231,133
5.15% 5/22/45	190,000	170,680
6.25% 2/1/41	400,000	427,609
6.75% 10/1/37	180,000	197,600
μHSBC Holdings PLC 4.04% 3/13/28	630,000	624,816
JPMorgan Chase & Co.
μ2.52% 4/22/31	970,000	886,866
μ2.55% 11/8/32	1,040,000	915,558
μ3.11% 4/22/51	240,000	161,494
3.63% 12/1/27	130,000	128,172
μ4.20% 7/23/29	290,000	288,775
4.25% 10/1/27	1,148,000	1,152,780
μ4.45% 12/5/29	460,000	460,863
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	339,691
μMitsubishi UFJ Financial Group, Inc. 4.08% 4/19/28	200,000	198,847
μMorgan Stanley
2.70% 1/22/31	540,000	497,943
3.62% 4/1/31	1,110,000	1,064,443
3.77% 1/24/29	390,000	384,432
4.43% 1/23/30	20,000	19,972
5.32% 7/19/35	680,000	688,301
5.47% 1/18/35	160,000	163,688
μNatWest Group PLC 4.89% 5/18/29	200,000	202,002
μPNC Financial Services Group, Inc. 5.58% 6/12/29	370,000	383,180
Royal Bank of Canada
3.88% 5/4/32	600,000	573,848
5.15% 2/1/34	80,000	81,953
Toronto-Dominion Bank 4.46% 6/8/32	170,000	166,871
μTruist Bank 4.63% 9/17/29	320,000	316,205
LVIP Western Asset Core Bond Fund-9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μTruist Financial Corp. 6.05% 6/8/27	250,000	$253,359
μU.S. Bancorp
2.22% 1/27/28	40,000	38,657
5.78% 6/12/29	270,000	280,371
5.84% 6/12/34	100,000	105,041
UBS AG
5.00% 7/9/27	490,000	497,568
7.50% 2/15/28	820,000	884,585
UBS Group AG
4.13% 4/15/26	286,000	285,188
μ4.19% 4/1/31	400,000	391,696
4.25% 3/23/28	890,000	885,193
4.55% 4/17/26	271,000	271,049
μ4.75% 5/12/28	410,000	412,392
μ9.02% 11/15/33	750,000	927,285
Wells Fargo & Co.
μ2.39% 6/2/28	230,000	221,585
μ2.88% 10/30/30	430,000	401,762
3.00% 10/23/26	330,000	324,344
μ3.35% 3/2/33	640,000	584,480
4.15% 1/24/29	410,000	408,446
4.30% 7/22/27	204,000	204,040
4.40% 6/14/46	610,000	497,659
μ4.48% 4/4/31	390,000	388,160
4.65% 11/4/44	10,000	8,560
4.75% 12/7/46	580,000	497,062
4.90% 11/17/45	360,000	316,655
μ5.01% 4/4/51	2,310,000	2,103,295
		42,732,583
Beverages–0.41%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	687,480
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	656,033
5.55% 1/23/49	510,000	506,132
Constellation Brands, Inc.
2.25% 8/1/31	30,000	25,989
4.35% 5/9/27	160,000	160,014
		2,035,648
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	143,220
		143,220
Building Materials–0.04%
Amrize Finance U.S. LLC
4.95% 4/7/30	70,000	70,938
5.40% 4/7/35	120,000	121,760
		192,698
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.30%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26	510,000	$504,903
MEGlobal BV 2.63% 4/28/28	770,000	724,872
OCP SA 4.50% 10/22/25	297,000	295,679
		1,525,454
Commercial Services–0.39%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	158,842
4.00% 5/1/32	100,000	96,649
DP World Ltd.
4.70% 9/30/49	630,000	516,569
5.63% 9/25/48	970,000	903,628
PayPal Holdings, Inc.
2.30% 6/1/30	120,000	109,164
4.40% 6/1/32	70,000	69,176
5.15% 6/1/34	80,000	81,258
		1,935,286
Cosmetics & Personal Care–0.18%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	246,346
3.63% 3/24/32	250,000	233,895
Kenvue, Inc. 4.90% 3/22/33	290,000	294,290
Procter & Gamble Co. 3.00% 3/25/30	120,000	114,509
		889,040
Diversified Financial Services–0.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	360,482
3.00% 10/29/28	1,070,000	1,019,362
Air Lease Corp.
3.38% 7/1/25	130,000	130,000
5.30% 2/1/28	180,000	183,950
American Express Co. 4.05% 5/3/29	250,000	249,900
μCharles Schwab Corp. 6.14% 8/24/34	110,000	119,018
CI Financial Corp. 7.50% 5/30/29	560,000	590,907
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	79,637
Mastercard, Inc. 3.85% 3/26/50	660,000	521,118
Visa, Inc. 4.30% 12/14/45	610,000	530,258
		3,784,632
Electric–1.00%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	70,385
LVIP Western Asset Core Bond Fund-10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	$68,097
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,037,517
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	76,885
3.95% 4/1/50	60,000	46,773
FirstEnergy Corp.
1.60% 1/15/26	80,000	78,528
3.90% 7/15/27	510,000	504,282
Florida Power & Light Co. 5.70% 3/15/55	240,000	242,744
Georgia Power Co. 5.20% 3/15/35	210,000	212,922
MidAmerican Energy Co. 3.65% 4/15/29	260,000	254,989
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	198,515
Oglethorpe Power Corp. 5.90% 2/1/55	240,000	235,852
Oncor Electric Delivery Co. LLC
5.35% 4/1/35	120,000	122,245
5.80% 4/1/55	150,000	150,649
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	47,355
2.50% 2/1/31	110,000	95,486
3.30% 8/1/40	230,000	164,541
3.50% 8/1/50	50,000	32,059
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	306,938
5.45% 5/21/28	200,000	203,703
6.15% 5/21/48	890,000	866,724
		5,017,189
Electrical Components & Equipment–0.04%
Emerson Electric Co. 2.80% 12/21/51	350,000	220,671
		220,671
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	402,575
		402,575
Entertainment–0.04%
Warnermedia Holdings, Inc.
4.05% 3/15/29	130,000	130,000
4.28% 3/15/32	68,000	59,679
		189,679
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.05%
Waste Connections, Inc. 5.00% 3/1/34	240,000	$242,503
		242,503
Food–0.34%
Kroger Co. 5.00% 9/15/34	220,000	218,426
Mars, Inc.
2.38% 7/16/40	300,000	209,528
3.20% 4/1/30	250,000	237,112
5.00% 3/1/32	70,000	70,931
5.20% 3/1/35	170,000	172,036
5.70% 5/1/55	800,000	798,047
		1,706,080
Forest Products & Paper–0.14%
Georgia-Pacific LLC 4.95% 6/30/32	370,000	374,441
Suzano Austria GmbH 3.13% 1/15/32	380,000	334,882
		709,323
Health Care Products–0.38%
Abbott Laboratories 4.75% 11/30/36	160,000	159,245
Solventum Corp.
5.40% 3/1/29	310,000	319,227
5.45% 3/13/31	310,000	321,889
5.60% 3/23/34	630,000	648,362
5.90% 4/30/54	450,000	449,851
		1,898,574
Health Care Services–0.75%
Cigna Group
4.38% 10/15/28	600,000	600,722
4.80% 8/15/38	130,000	122,217
Elevance Health, Inc.
3.65% 12/1/27	100,000	98,813
4.10% 5/15/32	190,000	182,420
4.55% 5/15/52	160,000	130,846
Humana, Inc.
3.13% 8/15/29	260,000	245,031
3.70% 3/23/29	420,000	407,026
3.95% 3/15/27	290,000	288,921
Roche Holdings, Inc. 2.61% 12/13/51	300,000	183,391
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	68,758
2.00% 5/15/30	230,000	205,819
2.30% 5/15/31	40,000	35,252
2.90% 5/15/50	120,000	74,670
3.13% 5/15/60	20,000	11,971
3.70% 8/15/49	560,000	407,678
3.88% 12/15/28	70,000	69,095
3.88% 8/15/59	160,000	112,745
4.00% 5/15/29	200,000	197,731
LVIP Western Asset Core Bond Fund-11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.20% 5/15/32	240,000	$232,324
4.25% 6/15/48	50,000	40,176
4.45% 12/15/48	40,000	33,117
		3,748,723
Insurance–0.27%
Aon North America, Inc. 5.45% 3/1/34	540,000	554,682
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	236,864
Chubb INA Holdings LLC 3.35% 5/3/26	140,000	138,923
MetLife, Inc. 6.40% 12/15/66	380,000	397,924
		1,328,393
Internet–0.67%
Alphabet, Inc.
1.10% 8/15/30	360,000	310,997
1.90% 8/15/40	150,000	100,742
4.50% 5/15/35	100,000	98,687
5.25% 5/15/55	140,000	137,882
5.30% 5/15/65	150,000	146,871
Amazon.com, Inc.
2.50% 6/3/50	1,750,000	1,051,765
3.88% 8/22/37	120,000	108,546
4.25% 8/22/57	50,000	40,925
4.95% 12/5/44	150,000	145,535
Meta Platforms, Inc. 4.75% 8/15/34	430,000	432,012
Prosus NV
3.68% 1/21/30	200,000	188,548
4.03% 8/3/50	850,000	568,344
		3,330,854
Leisure Time–0.13%
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	340,000	342,077
6.00% 2/1/33	290,000	295,590
		637,667
Lodging–0.29%
Las Vegas Sands Corp.
5.63% 6/15/28	630,000	642,622
6.00% 8/15/29	140,000	143,892
6.00% 6/14/30	110,000	113,484
Sands China Ltd. 4.38% 6/18/30	600,000	573,534
		1,473,532
Machinery Diversified–0.04%
Deere & Co.
3.10% 4/15/30	150,000	142,674
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Deere & Co. (continued)
3.75% 4/15/50	100,000	$77,671
		220,345
Media–1.42%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	64,174
4.20% 3/15/28	420,000	416,324
4.40% 4/1/33	540,000	508,449
4.80% 3/1/50	230,000	184,016
4.91% 7/23/25	164,000	163,988
5.05% 3/30/29	410,000	413,908
5.13% 7/1/49	370,000	307,641
5.38% 4/1/38	400,000	376,978
5.38% 5/1/47	200,000	173,582
5.50% 4/1/63	150,000	126,836
6.48% 10/23/45	290,000	287,344
6.55% 6/1/34	120,000	128,035
Comcast Corp.
2.80% 1/15/51	290,000	173,888
2.89% 11/1/51	320,000	194,745
2.94% 11/1/56	54,000	31,706
3.40% 4/1/30	180,000	172,593
3.45% 2/1/50	120,000	82,285
3.75% 4/1/40	100,000	83,009
3.97% 11/1/47	350,000	269,863
4.05% 11/1/52	590,000	443,839
4.15% 10/15/28	730,000	728,618
4.25% 10/15/30	570,000	567,114
4.95% 10/15/58	30,000	25,712
Fox Corp. 5.48% 1/25/39	710,000	694,893
Time Warner Cable LLC
6.55% 5/1/37	60,000	61,969
7.30% 7/1/38	270,000	294,433
Walt Disney Co. 6.65% 11/15/37	110,000	125,801
		7,101,743
Mining–0.64%
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	390,000	403,939
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	208,482
Freeport-McMoRan, Inc.
5.40% 11/14/34	270,000	274,222
5.45% 3/15/43	180,000	170,103
Glencore Funding LLC
3.88% 10/27/27	30,000	29,612
4.00% 3/27/27	130,000	128,936
5.67% 4/1/35	480,000	489,676
6.14% 4/1/55	210,000	212,279
LVIP Western Asset Core Bond Fund-12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. 5.25% 11/8/42	1,390,000	$1,291,588
		3,208,837
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	250,000	215,155
Siemens Funding BV 5.90% 5/28/65	220,000	227,884
		443,039
Oil & Gas–2.42%
APA Corp. 6.00% 1/15/37	533,000	483,626
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	42,711
2.94% 6/4/51	50,000	31,378
3.00% 2/24/50	440,000	282,543
3.41% 2/11/26	50,000	49,667
3.63% 4/6/30	140,000	135,821
Chevron Corp. 3.08% 5/11/50	150,000	101,017
Chevron USA, Inc. 3.25% 10/15/29	490,000	475,267
Continental Resources, Inc.
4.38% 1/15/28	480,000	473,284
4.90% 6/1/44	70,000	54,996
5.75% 1/15/31	10,000	10,096
Coterra Energy, Inc.
3.90% 5/15/27	300,000	296,240
4.38% 3/15/29	850,000	841,779
Devon Energy Corp.
5.60% 7/15/41	277,000	256,233
5.85% 12/15/25	150,000	150,401
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	329,740
3.25% 12/1/26	110,000	108,372
3.50% 12/1/29	440,000	420,912
Ecopetrol SA 5.88% 5/28/45	970,000	669,483
EOG Resources, Inc. 4.38% 4/15/30	190,000	189,906
EQT Corp. 7.00% 2/1/30	220,000	238,489
Exxon Mobil Corp.
3.45% 4/15/51	180,000	127,599
3.48% 3/19/30	220,000	213,848
4.11% 3/1/46	180,000	147,761
4.33% 3/19/50	30,000	24,862
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	251,730
5.75% 4/19/47	1,810,000	1,571,349
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	194,305
3.50% 8/15/29	120,000	111,547
4.20% 3/15/48	40,000	27,223
4.40% 4/15/46	90,000	65,988
4.50% 7/15/44	560,000	409,578
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pertamina Persero PT 6.00% 5/3/42	430,000	$423,915
Petroleos del Peru SA 4.75% 6/19/32	670,000	518,020
Petroleos Mexicanos 6.88% 8/4/26	85,000	85,019
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	49,131
1.90% 8/15/30	200,000	177,277
2.15% 1/15/31	440,000	390,817
Reliance Industries Ltd.
2.88% 1/12/32	360,000	319,624
3.63% 1/12/52	630,000	433,485
Shell Finance U.S., Inc.
2.38% 11/7/29	50,000	46,492
2.75% 4/6/30	100,000	93,774
3.25% 4/6/50	380,000	259,878
4.00% 5/10/46	660,000	524,697
		12,109,880
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	61,934
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	74,244
		136,178
Pharmaceuticals–1.51%
AbbVie, Inc.
2.95% 11/21/26	160,000	157,348
3.20% 11/21/29	1,200,000	1,147,803
4.25% 11/21/49	380,000	313,048
4.55% 3/15/35	20,000	19,418
4.80% 3/15/29	300,000	305,883
4.88% 11/14/48	30,000	27,162
4.95% 3/15/31	130,000	133,462
5.05% 3/15/34	180,000	183,269
Becton Dickinson & Co. 4.69% 12/15/44	93,000	80,933
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	78,479
5.10% 2/22/31	160,000	165,699
5.20% 2/22/34	450,000	460,864
5.55% 2/22/54	90,000	87,803
5.65% 2/22/64	60,000	58,254
CVS Health Corp.
1.88% 2/28/31	50,000	42,799
2.13% 9/15/31	180,000	153,975
3.63% 4/1/27	70,000	69,120
3.75% 4/1/30	230,000	220,639
3.88% 7/20/25	450,000	449,656
4.13% 4/1/40	30,000	25,046
4.30% 3/25/28	392,000	390,392
5.13% 7/20/45	270,000	239,116
LVIP Western Asset Core Bond Fund-13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.
4.60% 8/14/34	190,000	$188,275
4.70% 2/9/34	420,000	419,757
5.00% 2/9/54	40,000	37,380
5.10% 2/9/64	330,000	306,576
Johnson & Johnson 2.10% 9/1/40	440,000	302,296
Merck & Co., Inc.
1.45% 6/24/30	600,000	524,868
2.75% 12/10/51	50,000	30,725
Pfizer, Inc. 1.70% 5/28/30	1,030,000	912,182
		7,532,227
Pipelines–2.03%
Cameron LNG LLC 3.30% 1/15/35	760,000	651,552
Cheniere Energy Partners LP 5.55% 10/30/35	220,000	221,730
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	220,000	229,066
Energy Transfer LP
3.75% 5/15/30	1,240,000	1,189,729
4.95% 6/15/28	80,000	81,188
5.25% 4/15/29	250,000	256,028
5.40% 10/1/47	210,000	187,009
5.50% 6/1/27	170,000	173,038
5.55% 5/15/34	210,000	212,598
6.25% 4/15/49	410,000	404,414
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	440,478
3.13% 7/31/29	50,000	47,797
3.70% 1/31/51	320,000	231,056
3.95% 2/15/27	303,000	301,903
3.95% 1/31/60	90,000	65,482
4.15% 10/16/28	260,000	259,821
4.85% 1/31/34	480,000	478,069
4.85% 3/15/44	40,000	36,035
5.10% 2/15/45	180,000	167,245
μ5.38% 2/15/78	70,000	68,852
5.55% 2/16/55	40,000	38,589
6.65% 10/15/34	110,000	122,119
7.55% 4/15/38	40,000	47,566
Florida Gas Transmission Co. LLC 5.75% 7/15/35	420,000	429,799
Kinder Morgan Energy Partners LP 5.50% 3/1/44	140,000	131,944
Kinder Morgan, Inc. 4.30% 3/1/28	220,000	220,180
MPLX LP
4.50% 4/15/38	230,000	203,418
4.80% 2/15/29	310,000	312,966
5.20% 3/1/47	100,000	87,234
5.20% 12/1/47	50,000	43,547
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc.
5.55% 11/1/26	100,000	$101,376
5.80% 11/1/30	160,000	167,487
6.63% 9/1/53	150,000	155,890
Targa Resources Corp. 4.95% 4/15/52	70,000	58,395
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	193,957
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	169,772
7.85% 2/1/26	930,000	939,534
Western Midstream Operating LP 4.05% 2/1/30	40,000	38,469
Williams Cos., Inc.
4.85% 3/1/48	50,000	43,307
4.90% 1/15/45	270,000	237,138
5.10% 9/15/45	190,000	172,091
5.15% 3/15/34	380,000	379,127
8.75% 3/15/32	120,000	144,399
		10,141,394
Retail–0.48%
Home Depot, Inc.
1.38% 3/15/31	260,000	220,569
2.50% 4/15/27	100,000	97,336
2.70% 4/15/30	150,000	140,072
3.25% 4/15/32	270,000	249,590
3.30% 4/15/40	160,000	127,739
3.35% 4/15/50	210,000	147,183
3.90% 6/15/47	30,000	23,635
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	231,240
4.50% 4/15/30	240,000	241,831
McDonald's Corp.
2.13% 3/1/30	220,000	199,643
3.60% 7/1/30	140,000	135,430
3.63% 9/1/49	30,000	21,760
4.20% 4/1/50	160,000	127,029
4.88% 12/9/45	330,000	297,611
Walmart, Inc.
1.50% 9/22/28	80,000	74,153
1.80% 9/22/31	50,000	43,559
2.38% 9/24/29	30,000	28,129
		2,406,509
Semiconductors–0.96%
Applied Materials, Inc. 1.75% 6/1/30	90,000	79,985
Broadcom, Inc.
3.14% 11/15/35	380,000	320,507
3.19% 11/15/36	8,000	6,632
4.15% 11/15/30	72,000	70,847
4.93% 5/15/37	199,000	193,134
LVIP Western Asset Core Bond Fund-14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	$304,838
5.90% 1/25/30	460,000	480,691
Intel Corp.
1.60% 8/12/28	120,000	110,263
3.05% 8/12/51	60,000	35,645
4.75% 3/25/50	200,000	163,164
5.13% 2/10/30	170,000	173,831
5.20% 2/10/33	120,000	121,014
5.70% 2/10/53	50,000	46,532
KLA Corp. 4.65% 7/15/32	160,000	161,052
Micron Technology, Inc.
5.30% 1/15/31	190,000	194,572
5.88% 2/9/33	190,000	198,140
5.88% 9/15/33	20,000	20,894
6.05% 11/1/35	170,000	177,916
NVIDIA Corp. 3.70% 4/1/60	210,000	154,419
QUALCOMM, Inc. 5.00% 5/20/35	260,000	261,801
Texas Instruments, Inc.
1.75% 5/4/30	130,000	115,920
3.88% 3/15/39	70,000	61,857
TSMC Arizona Corp.
1.75% 10/25/26	210,000	203,198
2.50% 10/25/31	1,250,000	1,120,064
		4,776,916
Software–0.38%
Adobe, Inc. 2.30% 2/1/30	260,000	239,756
Oracle Corp.
2.88% 3/25/31	510,000	465,130
2.95% 4/1/30	40,000	37,354
3.60% 4/1/50	90,000	62,941
4.65% 5/6/30	170,000	171,550
5.38% 9/27/54	330,000	301,665
Synopsys, Inc.
4.85% 4/1/30	160,000	162,219
5.00% 4/1/32	130,000	131,682
5.15% 4/1/35	110,000	110,873
5.70% 4/1/55	210,000	208,794
		1,891,964
Telecommunications–1.98%
AT&T, Inc.
2.25% 2/1/32	330,000	284,014
2.55% 12/1/33	340,000	284,548
3.55% 9/15/55	408,000	275,297
3.65% 9/15/59	50,000	33,545
3.80% 12/1/57	60,000	41,982
4.35% 3/1/29	1,300,000	1,302,727
4.35% 6/15/45	58,000	48,084
5.38% 8/15/35	650,000	661,865
Telefonica Emisiones SA 5.21% 3/8/47	150,000	132,711
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	$190,758
2.55% 2/15/31	130,000	116,380
2.63% 2/15/29	450,000	422,170
3.00% 2/15/41	250,000	182,939
3.30% 2/15/51	60,000	39,824
3.75% 4/15/27	40,000	39,582
3.88% 4/15/30	1,910,000	1,855,026
5.15% 4/15/34	190,000	192,423
5.88% 11/15/55	340,000	339,860
Verizon Communications, Inc.
1.75% 1/20/31	840,000	723,809
2.55% 3/21/31	398,000	356,962
2.65% 11/20/40	100,000	70,547
3.15% 3/22/30	170,000	161,127
3.40% 3/22/41	60,000	46,280
3.85% 11/1/42	530,000	422,949
4.00% 3/22/50	210,000	159,924
4.40% 11/1/34	220,000	208,796
4.50% 8/10/33	840,000	816,516
4.78% 2/15/35	296,000	288,363
4.86% 8/21/46	20,000	17,851
5.25% 3/16/37	130,000	129,379
5.50% 3/16/47	30,000	29,163
		9,875,401
Transportation–0.10%
Union Pacific Corp.
2.15% 2/5/27	170,000	165,041
2.40% 2/5/30	160,000	147,522
3.75% 2/5/70	220,000	148,975
3.84% 3/20/60	90,000	64,769
		526,307
Total Corporate Bonds (Cost $153,922,197)		144,811,951
NON-AGENCY ASSET-BACKED SECURITIES–9.34%
•AGL CLO 13 Ltd. Series 2021-13A Class A1 5.69% (3 mo. USD Term SOFR + 1.42%) 10/20/34	260,000	260,327
•AIMCO CLO 15 Ltd. Series 2021-15A Class AR 5.48% (3 mo. USD Term SOFR + 1.20%) 4/17/38	1,070,000	1,069,961
•Apex Credit CLO Ltd. Series 2020-1A Class A1RR 5.72% (3 mo. USD Term SOFR + 1.45%) 4/20/35	680,000	680,205
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.75% (30 day USD SOFR Average + 1.45%) 1/15/37	301,519	301,519
LVIP Western Asset Core Bond Fund-15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ARES Loan Funding IV Ltd. Series 2023-ALF4A Class A1 6.01% (3 mo. USD Term SOFR + 1.75%) 10/15/36	710,000	$711,633
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Class A 5.36% 6/20/30	500,000	513,020
•Battery Park CLO Ltd. Series 2019-1A Class AR 5.66% (3 mo. USD Term SOFR + 1.40%) 7/15/36	370,000	370,629
•Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R 5.74% (3 mo. USD Term SOFR + 1.48%) 7/15/37	410,000	411,365
•Birch Grove CLO 7 Ltd. Series 2023-7A Class A1 6.07% (3 mo. USD Term SOFR + 1.80%) 10/20/36	1,760,000	1,763,960
•Birch Grove CLO 8 Ltd. Series 2024-8A Class A1 5.90% (3 mo. USD Term SOFR + 1.63%) 4/20/37	240,000	241,073
•Black Diamond CLO Ltd. Series 2024-1A Class A1 5.93% (3 mo. USD Term SOFR + 1.65%) 10/25/37	1,360,000	1,365,945
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	192,560	180,562
•BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1 5.68% (3 mo. USD Term SOFR + 1.41%) 4/19/34	440,000	440,306
•CarVal CLO XI C Ltd. Series 2024-3A Class A1 5.66% (3 mo. USD Term SOFR + 1.39%) 10/20/37	970,000	972,307
•Cayuga Park CLO Ltd. Series 2020-1A Class AR 5.66% (3 mo. USD Term SOFR + 1.38%) 7/17/34	620,000	620,633
•CIFC Funding Ltd.
Series 2015-4A Class A1A2 5.60% (3 mo. USD Term SOFR + 1.33%) 4/20/34	440,000	440,653
Series 2018-1A Class A1R 5.59% (3 mo. USD Term SOFR + 1.32%) 1/18/38	440,000	441,210
CLI Funding IX LLC Series 2024-1A Class A 5.63% 7/20/49	650,094	655,117
DLLMT LLC Series 2024-1A Class A4 4.98% 4/20/32	320,000	325,885
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Driven Brands Funding LLC Series 2024-1A Class A2 6.37% 10/20/54	843,625	$873,167
•Elmwood CLO 26 Ltd. Series 2024-1A Class A1 5.77% (3 mo. USD Term SOFR + 1.50%) 4/18/37	200,000	200,581
•Elmwood CLO I Ltd. Series 2019-1A Class A1RR 5.79% (3 mo. USD Term SOFR + 1.52%) 4/20/37	670,000	671,816
•Empower CLO Ltd. Series 2024-1A Class A1 5.88% (3 mo. USD Term SOFR + 1.60%) 4/25/37	250,000	250,752
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A Class A1 6.03% (3 mo. USD Term SOFR + 1.75%) 10/25/34	950,000	950,000
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	351,611	303,403
•Greystone CRE Notes LLC Series 2025-FL4 Class A 5.79% (1 mo. USD Term SOFR + 1.48%) 1/15/43	1,240,000	1,240,774
•HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R 5.76% (3 mo. USD Term SOFR + 1.48%) 7/30/37	510,000	511,314
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	691,200	630,167
Hertz Vehicle Financing III LLC
Series 2023-3A Class A 5.94% 2/25/28	250,000	254,004
Series 2023-4A Class A 6.15% 3/25/30	400,000	417,085
Series 2025-1A Class A 4.91% 9/25/29	780,000	782,619
Series 2025-2A Class A 5.13% 9/25/31	780,000	782,265
•HGI CRE CLO Ltd. Series 2021-FL1 Class A 5.48% (1 mo. USD Term SOFR + 1.16%) 6/16/36	118,146	117,847
Hildene Community Funding CDO Ltd. Series 2015-1A Class ARR 2.60% 11/1/35	451,609	398,184
•HPS Loan Management Ltd. Series 2021-16A Class A1 5.68% (3 mo. USD Term SOFR + 1.40%) 1/23/35	360,000	360,487
LVIP Western Asset Core Bond Fund-16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1 5.44% 10/20/32	926,412	$935,113
•Kings Park CLO Ltd. Series 2021-1A Class A 5.66% (3 mo. USD Term SOFR + 1.39%) 1/21/35	880,000	880,246
•Magnetite XXIX Ltd. Series 2021-29A Class BR 6.01% (3 mo. USD Term SOFR + 1.75%) 7/15/37	690,000	691,715
•MF1 LLC Series 2025-FL19 Class A 5.80% (1 mo. USD Term SOFR + 1.49%) 5/18/42	1,330,000	1,331,661
MMAF Equipment Finance LLC Series 2024-A Class A4 5.10% 7/13/49	520,000	532,868
MVW LLC Series 2023-2A Class A 6.18% 11/20/40	172,256	176,212
•Myers Park CLO Ltd. Series 2018-1A Class B1 6.13% (3 mo. USD Term SOFR + 1.86%) 10/20/30	250,000	250,454
•Navient Student Loan Trust Series 2016-3A Class A3 5.77% (30 day USD SOFR Average + 1.46%) 6/25/65	278,442	283,157
•Nelnet Student Loan Trust Series 2021-BA Class AFL 5.21% (1 mo. USD Term SOFR + 0.89%) 4/20/62	523,362	520,626
NMEF Funding LLC Series 2025-A Class A2 4.72% 7/15/32	1,040,000	1,040,411
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	537,149	513,609
•Oaktree CLO Ltd. Series 2024-25A Class A 5.82% (3 mo. USD Term SOFR + 1.55%) 4/20/37	750,000	751,983
•Ocean Trails CLO X Series 2020-10A Class AR2 5.56% (3 mo. USD Term SOFR + 1.30%) 10/15/34	690,000	690,317
•OHA Credit Funding 7 Ltd. Series 2020-7A Class AR 5.57% (3 mo. USD Term SOFR + 1.30%) 2/24/37	590,000	590,000
•OHA Loan Funding Ltd. Series 2013-2A Class AR 5.63% (3 mo. USD Term SOFR + 1.30%) 5/23/31	183,411	183,530
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Palmer Square CLO Ltd.
Series 2019-1A Class A1R 5.72% (3 mo. USD Term SOFR + 1.41%) 11/14/34	440,000	$440,310
Series 2021-1A Class A1AR 5.42% (3 mo. USD Term SOFR + 1.15%) 4/20/38	890,000	889,786
•Parallel Ltd.
Series 2020-1A Class A1R 5.75% (3 mo. USD Term SOFR + 1.48%) 7/20/34	520,000	520,751
Series 2023-1A Class A1R 5.71% (3 mo. USD Term SOFR + 1.39%) 7/20/36	1,070,000	1,070,000
•Park Blue CLO Ltd.
Series 2022-2A Class A1R 5.69% (3 mo. USD Term SOFR + 1.42%) 7/20/37	770,000	771,713
Series 2024-5A Class A1 5.76% (3 mo. USD Term SOFR + 1.48%) 7/25/37	620,000	621,493
•Point Au Roche Park CLO Ltd. Series 2021-1A Class A 5.61% (3 mo. USD Term SOFR + 1.34%) 7/20/34	2,050,000	2,050,426
•Rad CLO 22 Ltd. Series 2023-22A Class A1 6.10% (3 mo. USD Term SOFR + 1.83%) 1/20/37	1,500,000	1,504,895
•Recette CLO Ltd. Series 2015-1A Class ARR 5.61% (3 mo. USD Term SOFR + 1.34%) 4/20/34	250,000	250,600
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A1 5.70% (3 mo. USD Term SOFR + 1.39%) 1/30/38	460,000	460,812
SCF Equipment Trust LLC Series 2025-1A Class A3 5.11% 11/21/33	1,030,000	1,050,680
•Silver Point CLO 8 Ltd. Series 2025-8A Class A1 5.43% (3 mo. USD Term SOFR + 1.21%) 4/15/38	500,000	499,262
•SLC Student Loan Trust Series 2008-1 Class A4A 6.20% (90 day USD SOFR Average + 1.86%) 12/15/32	229,418	230,703
•SLM Private Credit Student Loan Trust
Series 2005-B Class A4 4.91% (3 mo. USD Term SOFR + 0.59%) 6/15/39	135,105	131,675
Series 2006-A Class A5 4.87% (3 mo. USD Term SOFR + 0.55%) 6/15/39	133,900	130,240
LVIP Western Asset Core Bond Fund-17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	107,257	$103,298
Series 2021-C Class APT1 1.39% 1/15/53	427,320	390,384
Series 2021-C Class B 2.30% 1/15/53	211,612	204,616
Series 2022-C Class A1A 4.48% 5/16/50	800,304	795,420
•Series 2024-C Class A1B 5.40% (30 day USD SOFR Average + 1.10%) 6/17/52	355,739	353,192
Series 2024-E Class A1A 5.09% 10/16/56	561,492	566,953
•Sycamore Tree CLO Ltd. Series 2025-6A Class A1 5.48% (3 mo. USD Term SOFR + 1.20%) 4/20/38	800,000	799,682
•Trestles CLO VII Ltd. Series 2024-7A Class A1 5.66% (3 mo. USD Term SOFR + 1.38%) 10/25/37	650,000	651,452
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	417,058	395,037
U.S. Bank NA Series 2023-1 Class B 6.79% 8/25/32	171,341	173,367
•Whitebox CLO I Ltd. Series 2019-1A Class A1RR 5.60% (3 mo. USD Term SOFR + 1.32%) 7/24/36	680,000	680,233
•Woodmont Trust Series 2023-12A Class A1R 5.68% (3 mo. USD Term SOFR + 1.40%) 10/25/32	1,016,990	1,019,015
Total Non-Agency Asset-Backed Securities (Cost $46,690,532)		46,638,672
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.40%
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	176,670	153,320
Series 2022-3 Class A1 4.00% 1/25/67	380,898	366,156
BRAVO Residential Funding Trust
•Series 2022-NQM3 Class A1 5.11% 7/25/62	643,909	649,369
φSeries 2024-NQM3 Class A1 6.19% 3/25/64	390,147	393,715
φSeries 2024-NQM5 Class A1 5.80% 6/25/64	208,724	209,992
φSeries 2024-NQM5 Class A3 6.16% 6/25/64	297,030	298,557
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•CENT Trust Series 2023-CITY Class A 6.93% (1 mo. USD Term SOFR + 2.62%) 9/15/38	870,000	$870,001
•CIM Trust Series 2024-R1 Class A1 4.75% 6/25/64	876,795	859,981
•CRSO Trust Series 2023 7.12% 7/10/40	1,280,000	1,319,213
CSMC Trust
•Series 2020-RPL4 Class A1 2.00% 1/25/60	223,716	200,275
•Series 2021-AFC1 Class A1 0.83% 3/25/56	198,085	165,258
•Series 2021-AFC1 Class A3 1.17% 3/25/56	265,613	223,706
•Series 2021-NQM3 Class A3 1.63% 4/25/66	460,012	404,916
•Series 2021-NQM7 Class A1 1.76% 10/25/66	148,956	131,038
•Series 2021-NQM8 Class A1 1.84% 10/25/66	769,880	703,849
Series 2021-RPL2 Class A1 2.00% 1/25/60	137,021	120,605
•Series 2022-NQM1 Class A1 2.27% 11/25/66	792,059	718,330
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	532,157	490,542
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	210,978	177,336
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	461,946	448,065
JP Morgan Mortgage Trust
•Series 2017-5 Class A2 4.92% 10/26/48	768,107	772,365
φSeries 2025-NQM1 Class A3 5.97% 6/25/65	1,233,673	1,240,630
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	108,790	104,104
•Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV2 Class A1 6.50% 2/25/54	610,089	621,386
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	139,612	132,896
Series 2015-2A Class A1 3.75% 8/25/55	471,953	456,727
Series 2015-2A Class A2 3.75% 8/25/55	268,639	258,323
Series 2016-3A Class A1B 3.25% 9/25/56	150,405	140,292
LVIP Western Asset Core Bond Fund-18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2017-2A Class B2 4.75% 3/25/57	323,653	$321,256
Series 2017-4A Class A1 4.00% 5/25/57	355,973	340,549
Series 2017-6A Class A1 4.00% 8/27/57	764,015	732,937
Series 2022-NQM2 Class A1 3.08% 3/27/62	791,647	751,481
OBX Trust
•Series 2021-NQM2 Class A1 1.10% 5/25/61	147,308	121,143
•Series 2021-NQM3 Class A1 1.05% 7/25/61	222,485	181,920
•Series 2021-NQM4 Class A1 1.96% 10/25/61	491,355	417,388
•Series 2022-NQM1 Class A1 2.31% 11/25/61	756,805	678,561
φSeries 2024-NQM1 Class A1 5.93% 11/25/63	793,028	797,093
φSeries 2024-NQM11 Class A1 5.88% 6/25/64	202,908	204,393
φSeries 2024-NQM17 Class A3 6.02% 11/25/64	958,769	963,151
φSeries 2025-NQM4 Class A3 5.76% 2/25/55	1,088,514	1,090,074
PRKCM Trust
•Series 2021-AFC2 Class A1 2.07% 11/25/56	212,423	186,939
φSeries 2024-HOME1 Class A1 6.43% 5/25/59	508,205	514,932
φPRPM LLC Series 2024-RCF1 Class A1 4.00% 1/25/54	210,992	206,422
•RCKT Mortgage Trust Series 2024-INV1 Class A1 6.50% 6/25/54	255,134	260,176
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	767,701	721,254
•Towd Point Mortgage Trust Series 2019-HY2 Class M2 6.33% (1 mo. USD Term SOFR + 2.01%) 5/25/58	300,000	303,641
φVerus Securitization Trust
Series 2024-6 Class A3 6.15% 7/25/69	211,006	212,486
Series 2025-1 Class A3 5.98% 1/25/70	323,135	324,463
Total Non-Agency Collateralized Mortgage Obligations (Cost $22,837,693)		21,961,206
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.68%
•AREIT Trust Series 2022-CRE6 Class A 5.55% (30 day USD SOFR Average + 1.25%) 1/20/37	307,287	$306,711
BBCMS Mortgage Trust Series 2025-5C34 Class A3 5.66% 5/15/58	400,000	415,718
•BMP Trust Series 2024-MF23 Class A 5.68% (1 mo. USD Term SOFR + 1.37%) 6/15/41	1,000,000	1,001,250
•BOCA Commercial Mortgage Trust Series 2024-BOCA Class A 6.23% (1 mo. USD Term SOFR + 1.92%) 8/15/41	940,000	942,352
•BX Commercial Mortgage Trust
Series 2021-SOAR Class A 5.10% (1 mo. USD Term SOFR + 0.78%) 6/15/38	350,695	350,586
Series 2021-XL2 Class A 5.12% (1 mo. USD Term SOFR + 0.80%) 10/15/38	428,383	428,249
Series 2023-XL3 Class A 6.07% (1 mo. USD Term SOFR + 1.76%) 12/9/40	336,524	337,050
Series 2024-XL5 Class A 5.70% (1 mo. USD Term SOFR + 1.39%) 3/15/41	303,062	303,346
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	270,000	251,842
•Series 2021-BXMF Class A 5.06% (1 mo. USD Term SOFR + 0.75%) 10/15/26	509,056	508,420
•Series 2022-LBA6 Class A 5.31% (1 mo. USD Term SOFR + 1.00%) 1/15/39	530,000	529,669
•Series 2024-PALM Class A 5.85% (1 mo. USD Term SOFR + 1.54%) 6/15/37	216,346	216,346
•Series 2024-VLT4 Class B 6.25% (1 mo. USD Term SOFR + 1.94%) 7/15/29	750,000	749,532
CD Mortgage Trust Series 2016-CD1 Class A4 2.72% 8/10/49	610,000	588,616
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	178,000	175,252
Series 2016-P6 Class A4 3.46% 12/10/49	88,681	87,364
DB-JPM Mortgage Trust Series 2016-C1 Class A4 3.28% 5/10/49	225,000	221,953
LVIP Western Asset Core Bond Fund-19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5 3.91% 1/15/49	308,000	$305,338
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	410,020	407,715
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 Class A4 3.14% 6/15/49	404,000	396,668
•MHC Commercial Mortgage Trust Series 2021-MHC Class A 5.23% (1 mo. USD Term SOFR + 0.92%) 4/15/38	43,188	43,188
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 Class A5 3.53% 10/15/48	300,040	297,819
Series 2016-C29 Class A4 3.33% 5/15/49	170,000	167,648
•MSWF Commercial Mortgage Trust Series 2023-2 Class A5 6.01% 12/15/56	540,000	577,871
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.72% (1 mo. USD Term SOFR + 1.40%) 3/15/39	320,000	319,800
•NJ Trust Series 2023-GSP Class A 6.70% 1/6/29	420,000	440,920
•NYCT Trust Series 2024-3ELV Class A 6.30% (1 mo. USD Term SOFR + 1.99%) 8/15/29	310,000	310,383
•PFP Ltd. Series 2024-11 Class A 6.14% (1 mo. USD Term SOFR + 1.83%) 9/17/39	229,150	229,795
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 5.31% (1 mo. USD Term SOFR + 1.00%) 1/15/39	540,000	537,975
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	480,000	406,469
VNDO Trust Series 2016-350P Class A 3.81% 1/10/35	1,080,000	1,063,600
Wells Fargo Commercial Mortgage Trust
*•Series 2016-BNK1 Class XA 1.84% 8/15/49	3,741,627	35,092
*•Series 2016-C36 Class XA 1.29% 11/15/59	7,624,787	71,174
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2024-C63 Class A5 5.31% 8/15/57	350,000	$357,964
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $13,704,313)		13,383,675
ΔSOVEREIGN BONDS–0.85%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	290,000	175,386
		175,386
Colombia—0.36%
Colombia Government International Bonds
3.13% 4/15/31	280,000	229,633
3.88% 4/25/27	420,000	410,046
5.00% 6/15/45	650,000	437,940
5.20% 5/15/49	210,000	140,458
5.63% 2/26/44	760,000	560,728
		1,778,805
Israel—0.08%
Israel Government International Bonds 3.25% 1/17/28	400,000	386,206
		386,206
Mexico—0.34%
Mexico Government International Bonds 3.50% 2/12/34	2,010,000	1,684,380
		1,684,380
Peru—0.02%
Peru Government International Bonds 3.55% 3/10/51	160,000	109,675
		109,675
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	95,343
		95,343
Total Sovereign Bonds (Cost $5,068,970)		4,229,795
U.S. TREASURY OBLIGATIONS–16.61%
U.S. Treasury Bonds
#3.38% 11/15/48	22,500,000	17,798,730
4.38% 5/15/41	1,000,000	969,102
4.50% 8/15/39	14,000,000	13,947,500
4.63% 2/15/55	270,000	262,828
LVIP Western Asset Core Bond Fund-20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.00% 5/15/45	30,000	$30,816
U.S. Treasury Inflation Indexed Bonds 1.88% 7/15/34	3,025,830	3,028,150
U.S. Treasury Inflation Indexed Notes 2.13% 1/15/35	2,845,920	2,892,348
U.S. Treasury Notes
3.88% 4/30/30	250,000	250,977
3.88% 8/15/33	26,000,000	25,603,906
4.25% 11/15/34	3,470,000	3,481,386
4.25% 5/15/35	140,000	140,219
4.63% 5/31/31	14,000,000	14,534,297
Total U.S. Treasury Obligations (Cost $81,855,023)		82,940,259

	Number of Shares
MONEY MARKET FUND–3.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	16,618,663	16,618,663
Total Money Market Fund (Cost $16,618,663)		16,618,663

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.04%
Centrally Cleared–0.04%
Call Options–0.04%
3 Month SOFR Strike price $96.75, expiration date 6/12/26, notional amount $50,310,000	208	$209,300
		209,300
Total Options Purchased (Cost $182,437)		209,300

TOTAL INVESTMENTS–100.40% (Cost $517,835,696)	501,315,970

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.40%)	(2,017,053)
NET ASSETS APPLICABLE TO 64,644,977 SHARES OUTSTANDING–100.00%	$499,298,917
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($13,611,238 / 1,766,404 Shares)	$7.706
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($485,687,679 / 62,878,573 Shares)	$7.724
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$731,488,245
Distributable earnings/(accumulated loss)	(232,189,328)
TOTAL NET ASSETS	$499,298,917

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 7 in the accompanying notes for further information on these types of securities.

•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Western Asset Core Bond Fund-21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
ΔSecurities have been classified by country of origin.
#Fully or partially pledged as collateral for derivatives.

★Includes $1,068,970 cash collateral held at broker for futures contracts, $38,285 cash collateral held at brokers for centrally cleared swap contracts, $269,576 variation margin due from broker on futures contracts, $7,501,801 payable for securities purchased, $78,722 payable for fund shares redeemed, $165,604 variation margin due to brokers on centrally cleared swap contracts, $57,255 other accrued expenses payable, $292,611 due to manager and affiliates, $40,405 due to custodian, $26,120 payable for audit fee and $17,813 payable for fund accounting fee as of June 30, 2025.

The following futures contracts and swap contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
568	CBOT 10 Year U.S. Treasury Notes Futures	$63,687,000	$62,656,913	9/19/25	$1,030,087	$—
701	CBOT 5 Year U.S. Treasury Notes Futures	76,409,000	75,708,171	9/30/25	700,829	—
(2)	Ultra 10 Year U.S. Treasury Notes Futures	(228,531)	(227,340)	9/19/25	—	(1,191)
Total Futures Contracts					$1,730,916	$(1,191)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.44- Quarterly[4]	63,113,000	(1.00%)	6/20/30	$1,417,086	$1,178,104	$238,983	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
58,222,000	3.73	SOFR12M	Receive	Annual	1/31/32	$(742,500)	$(224,238)	$—	$(518,262)
13,241,000	3.85	SOFR12M	Receive	Annual	4/28/36	(153,361)	(30,276)	—	(123,085)
6,788,000	3.78	SOFR12M	Receive	Annual	3/15/27	(22,154)	2,090	—	(24,244)
56,693,000	3.30	SOFR12M	Pay	Annual	4/28/28	141,421	(2,103)	143,524	—
Total IRS Contracts							$(254,527)	$143,524	$(665,591)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP Western Asset Core Bond Fund-22

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
STACR–Structured Agency Credit Risk
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-23

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$11,896,080
EXPENSES:
Management fees	1,134,493
Distribution fees-Service Class	611,157
Shareholder servicing fees	73,112
Accounting and administration expenses	53,414
Pricing fees	46,999
Professional fees	37,296
Custodian fees	17,856
Trustees’ fees and expenses	7,525
Reports and statements to shareholders	6,513
Consulting fees	6,406
Other	9,167
Total operating expenses	2,003,938
NET INVESTMENT INCOME	9,892,142
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,541,337)
Futures contracts	304,881
Options purchased	(25,421)
Options written	(13,971)
Swap contracts	1,755,912
Net realized loss	(2,519,936)
Net change in unrealized appreciation (depreciation) of:
Investments	13,599,307
Futures contracts	2,921,003
Options purchased	26,863
Swap contracts	(2,799,429)
Net change in unrealized appreciation (depreciation)	13,747,744
NET REALIZED AND UNREALIZED GAIN	11,227,808
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,119,950
See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,892,142	$19,245,264
Net realized loss	(2,519,936)	(16,295,951)
Net change in unrealized appreciation (depreciation)	13,747,744	60,779
Net increase in net assets resulting from operations	21,119,950	3,010,092
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,244,082)
Service Class	—	(31,219,377)
	—	(32,463,459)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	870,696	6,781,529
Service Class	25,034,152	91,288,090
Reinvestment of dividends and distributions:
Standard Class	—	1,244,082
Service Class	—	31,219,377
	25,904,848	130,533,078
Cost of shares redeemed:
Standard Class	(4,658,999)	(12,164,784)
Service Class	(57,952,155)	(60,062,160)
	(62,611,154)	(72,226,944)
Increase (decrease) in net assets derived from capital share transactions	(36,706,306)	58,306,134
NET INCREASE (DECREASE) IN NET ASSETS	(15,586,356)	28,852,767
NET ASSETS:
Beginning of period	514,885,273	486,032,506
End of period	$499,298,917	$514,885,273
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-24

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.382	$7.827	$8.261	$10.197	$10.782	$10.116
Income (loss) from investment operations:
Net investment income[2]	0.155	0.316	0.307	0.228	0.169	0.217
Net realized and unrealized gain (loss)	0.169	(0.248)	0.172	(1.893)	(0.352)	0.692
Total from investment operations	0.324	0.068	0.479	(1.665)	(0.183)	0.909
Less dividends and distributions from:
Net investment income	—	(0.513)	(0.913)	(0.271)	(0.235)	(0.243)
Net realized gain	—	—	—	—	(0.159)	—
Return of capital	—	—	—	—	(0.008)	—
Total dividends and distributions	—	(0.513)	(0.913)	(0.271)	(0.402)	(0.243)
Net asset value, end of period	$7.706	$7.382	$7.827	$8.261	$10.197	$10.782
Total return[3]	4.38%	0.69%	5.93%	(16.42% )	(1.72% )	9.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,611	$16,746	$21,725	$1,494,224	$1,971,350	$1,868,293
Ratio of expenses to average net assets	0.55%	0.55%	0.53%	0.52%	0.50%	0.51%
Ratio of net investment income to average net assets	4.17%	4.06%	3.61%	2.53%	1.61%	2.06%
Portfolio turnover	38%	95%	207% [4]	128%	129%	225%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-25

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.409	$7.855	$8.249	$10.181	$10.768	$10.107
Income (loss) from investment operations:
Net investment income[2]	0.146	0.297	0.280	0.205	0.143	0.190
Net realized and unrealized gain (loss)	0.169	(0.249)	0.218	(1.889)	(0.352)	0.691
Total from investment operations	0.315	0.048	0.498	(1.684)	(0.209)	0.881
Less dividends and distributions from:
Net investment income	—	(0.494)	(0.892)	(0.248)	(0.212)	(0.220)
Net realized gain	—	—	—	—	(0.159)	—
Return of capital	—	—	—	—	(0.007)	—
Total dividends and distributions	—	(0.494)	(0.892)	(0.248)	(0.378)	(0.220)
Net asset value, end of period	$7.724	$7.409	$7.855	$8.249	$10.181	$10.768
Total return[3]	4.24%	0.44%	6.19%	(16.62% )	(1.97% )	8.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$485,688	$498,139	$464,308	$397,081	$498,962	$404,800
Ratio of expenses to average net assets	0.80%	0.80%	0.78%	0.77%	0.75%	0.76%
Ratio of net investment income to average net assets	3.92%	3.81%	3.36%	2.28%	1.36%	1.81%
Portfolio turnover	38%	95%	207% [4]	128%	129%	225%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-26

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Western Asset Core Bond Fund-27

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$21,577
Legal	3,288
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,905 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Western Asset Core Bond Fund-28

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$182,398
Distribution fees payable to LFD	98,423
Printing and mailing fees payable to Lincoln Life	35
Shareholder servicing fees payable to Lincoln Life	11,755
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$34,299,918
Purchases of U.S. government securities	158,325,295
Sales other than U.S. government securities	43,434,125
Sales of U.S. government securities	171,956,223
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$517,835,696
Aggregate unrealized appreciation of investments and derivatives	$6,119,138
Aggregate unrealized depreciation of investments and derivatives	(21,192,223)
Net unrealized depreciation of investments and derivatives	$(15,073,085)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund-29

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$22,112,027	$—	$22,112,027
Agency Commercial Mortgage-Backed Securities	—	2,382,607	—	2,382,607
Agency Mortgage-Backed Securities	—	146,027,815	—	146,027,815
Corporate Bonds	—	144,811,951	—	144,811,951
Non-Agency Asset-Backed Securities	—	46,638,672	—	46,638,672
Non-Agency Collateralized Mortgage Obligations	—	21,961,206	—	21,961,206
Non-Agency Commercial Mortgage-Backed Securities	—	13,383,675	—	13,383,675
Sovereign Bonds	—	4,229,795	—	4,229,795
U.S. Treasury Obligations	—	82,940,259	—	82,940,259
Money Market Fund	16,618,663	—	—	16,618,663
Options Purchased	209,300	—	—	209,300
Total Investments	$16,827,963	$484,488,007	$—	$501,315,970
Derivatives:

Assets:
Futures Contracts	$1,730,916	$—	$—	$1,730,916
Swap Contracts	$—	$382,507	$—	$382,507
Liabilities:
Futures Contract	$(1,191)	$—	$—	$(1,191)
Swap Contracts	$—	$(665,591)	$—	$(665,591)
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	115,652	874,900
Service Class	3,325,232	11,760,608
Shares reinvested:
Standard Class	—	160,796
Service Class	—	4,039,100
	3,440,884	16,835,404
Shares redeemed:
Standard Class	(617,639)	(1,543,019)
Service Class	(7,679,380)	(7,679,334)
	(8,297,019)	(9,222,353)
Net increase (decrease)	(4,856,135)	7,613,051
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Western Asset Core Bond Fund-30

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2025, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into inflation swap contracts, interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is
LVIP Western Asset Core Bond Fund-31

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2025, the notional value of the protection sold was USD 63,113,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2025, net unrealized appreciation of the protection sold was $238,983.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Western Asset Core Bond Fund-32

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$1,730,916	Liabilities net of receivables and other assets	$(1,191)
Options purchased (Equity contracts)	Liabilities net of receivables and other assets	209,300	Liabilities net of receivables and other assets	—
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	238,983	Liabilities net of receivables and other assets	—
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	143,524	Liabilities net of receivables and other assets	(665,591)
Total		$2,322,723		$(666,782)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$304,881	$2,921,003
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	46,925	26,863
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(72,346)	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(13,971)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	12,658	225,088
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,743,254	(3,024,517)
Total		$2,021,401	$148,437
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$124,630,145	$460,300
Options contracts (average value)	202,269	2,288
CDS contracts (average notional value)**	47,156,000	35,294,143
Interest rate swap contracts (average notional value)***	53,140,286	45,531,429

**Long represents buying protection and short represents selling protection.
***Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Western Asset Core Bond Fund-33

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Western Asset Core Bond Fund-34

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
At a meeting held on June 3-4, 2025, of the Board of Trustees (“Board”) of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP Franklin Templeton Core Bond Fund, formerly known as LVIP Macquarie Bond Fund, (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials.
The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. Proxy materials regarding the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund, as of the close of business on July 31, 2025 (“Record Date”). A meeting of shareholders, as of the Record Date, to consider the Reorganization is scheduled to be held on or about October 30, 2025, and the Fund’s Reorganization is expected to be completed on or about October 31, 2025 (“Closing Date”). Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP Western Asset Core Bond Fund-35

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Value Fund

Background

On December 10-11, 2024, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and BlackRock Investment Management, LLC (“BlackRock”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Value Fund (to be renamed the LVIP BlackRock Equity Dividend Fund) (the “Fund”), expected to take effect on or around May 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and BlackRock prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and BlackRock provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by BlackRock under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by BlackRock, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that BlackRock provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by BlackRock in connection with the 2024 contract renewal process. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI would compensate BlackRock from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI would compensate BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it would receive and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

2

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Limited Term-Diversified Income Fund

Background

On December 10-11, 2024, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and J.P. Morgan Investment Management Inc. (“JPM”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Limited Term-Diversified Income Fund (to be renamed the LVIP JPMorgan Short Duration Bond Fund) (the “Fund”), expected to take effect on or around May 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and JPM prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and JPM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and JPM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by JPM under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by JPM, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of JPM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that JPM provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by JPM in connection with the 2024 contract renewal process. The Board concluded that the services to be provided by JPM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees. The Board reviewed materials provided by JPM as to any additional benefits it would receive and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

2

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Diversified Income Fund

Background

On December 10-11, 2024, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and FIAM LLC dba Fidelity Institutional Asset Management (“FIAM”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Diversified Income Fund (to be renamed the LVIP Fidelity Institutional AM® Total Bond Fund) (the “Fund”), expected to take place on or around May 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and FIAM prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and FIAM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund, including a presentation by representatives of FIAM. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers, Lincoln National Life Insurance Company employees and representatives of FIAM to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and FIAM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by FIAM under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by FIAM, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of FIAM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by FIAM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that the proposed sub-advisory fee schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and FIAM, an unaffiliated third party, and that LFI would compensate FIAM from its fees and concluded the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and FIAM, an unaffiliated third party, and that LFI would compensate FIAM from its fees. The Board reviewed materials provided by FIAM as to any additional benefits it would receive and noted that FIAM indicated that they may gain reputational benefits from FIAM’s affiliation with LFI as well as an increase in the number of accounts managed and total amount of assets under management.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

2

Lincoln Variable Insurance Products Trust
Board Considerations

New Fund

LVIP American Funds Vanguard Active Passive Growth Fund

Background

On March 3-4, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement) for a new series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Lincoln National Life Insurance Company (“Lincoln Life”) prior to and during the meeting. Among other information, LFI and Lincoln Life provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life and LFI to consider the approval of the Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreement be approved. The Board determined that, given the totality of the information provided in connection with the 2024 annual contract renewal process and with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LFI, including LFI personnel and resources. The Board considered that LFI provided investment management services to the other funds in the Trust and that the Board reviewed extensive information provided by LFI in connection with the 2024 contract renewal process. The Board considered LFI’s rationale for proposing the Fund. The Board reviewed the services to be provided by LFI in serving as investment adviser and the backgrounds of members of the compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Management Fee. The Board reviewed the Fund’s proposed investment management fee and estimated net expense ratio and reviewed information comparing each of the proposed investment management fee and estimated net expense ratio to the median of a peer group for the Fund provided by LFI.

The Board noted that the proposed investment management fee for the Fund was the same as the median net investment management fee of the peer group. The Board considered that LFI proposed to implement an expense limitation for the Standard class and the Service class through at least June 30, 2027. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares was the same as the median net expense ratio of the peer group provided by LFI. In light of the nature, quality and extent of services to be provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LFI proposed an expense limitation for the Fund’s Standard and Service class shares through at least June 30, 2027.

Profitability. The Board also reviewed the estimated profitability analysis to LFI with respect to the Fund and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. The Board considered LFI’s statement that the information LFI provided in connection with the 2024 contract renewal process regarding the benefits LFI and its affiliates receive because of their relationship with the Trust and its series was the same as those that would apply to the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were fair and reasonable, and that approval of the Advisory Agreement was in the best interests of the Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Western Asset Core Bond Fund

Background

On March 3-4, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Franklin Advisers, Inc. (“Franklin”) (the “Sub-Advisory Agreement”), with respect to the LVIP Western Asset Core Bond Fund (to be renamed the LVIP Franklin Templeton Core Bond Fund) (the “Fund”), expected to take effect on or around August 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Franklin prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and Franklin provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and Franklin on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by Franklin under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by Franklin, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of Franklin. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that Franklin provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Franklin in connection with the 2024 contract renewal process. The Board concluded that the services to be provided by Franklin were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the schedules of comparable peers and lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it would receive and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Bond Fund

Background

On June 3-4, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Franklin Advisers, Inc. (“Franklin”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Bond Fund (to be renamed the LVIP Franklin Templeton Core Bond Fund) (the “Fund”), expected to take effect in August 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Franklin prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and Franklin provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. LFI also provided information regarding the sub-adviser selection process, including that LFI began with twenty core fixed income managers and narrowed the list to four final candidates. The Board noted LFI’s reasons for recommending Franklin to serve as the Fund’s sub-adviser.

The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and Franklin on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by Franklin under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by Franklin, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of Franklin. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that Franklin provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Franklin in connection with the 2025 contract renewal process. The Board concluded that the services to be provided by Franklin were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the schedules of comparable peers and lower than the current sub-advisory fee for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it would receive and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 19, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	August 21, 2025